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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08319
Voya Partners, Inc.
(Exact name of registrant as specified in charter)
7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2015
Classes ADV, I, S and S2
Voya Partners, Inc.
■
Voya Aggregate Bond Portfolio

■
Voya Global Bond Portfolio

■
VY® American Century Small-Mid Cap Value Portfolio

■
VY® Baron Growth Portfolio

■
VY® Columbia Contrarian Core Portfolio

■
VY® Columbia Small Cap Value II Portfolio

■
VY® Invesco Comstock Portfolio

■
VY® Invesco Equity and Income Portfolio

■
VY® JPMorgan Mid Cap Value Portfolio

■
VY® Oppenheimer Global Portfolio

■
VY® Pioneer High Yield Portfolio

■
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

■
VY® T. Rowe Price Growth Equity Portfolio

■
VY® Templeton Foreign Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Aggregate Bond Portfolio
Class ADV	$1,000.00	$999.10	1.10%	$5.45	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,001.70	0.60	2.98	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,000.00	0.85	4.22	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	999.10	1.00	4.96	1,000.00	1,019.84	1.00	5.01
Voya Global Bond Portfolio
Class ADV	$1,000.00	$973.80	1.10%	$5.38	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	976.00	0.60	2.94	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	975.10	0.85	4.16	1,000.00	1,020.58	0.85	4.26
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,016.60	1.36%	$6.80	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,018.80	0.86	4.30	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,017.50	1.11	5.55	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,016.70	1.26	6.30	1,000.00	1,018.55	1.26	6.31
VY® Baron Growth Portfolio
Class ADV	$1,000.00	$1,029.30	1.48%	$7.45	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,031.90	0.98	4.94	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	1,030.60	1.23	6.19	1,000.00	1,018.70	1.23	6.16
Class S2	1,000.00	1,029.60	1.38	6.94	1,000.00	1,017.95	1.38	6.90

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$1,029.60	1.18%	$5.94	$1,000.00	$1,018.94	1.18%	$5.91
Class I	1,000.00	1,031.80	0.68	3.43	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,030.70	0.93	4.68	1,000.00	1,020.18	0.93	4.66
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,041.90	1.36%	$6.89	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,044.40	0.86	4.36	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,043.40	1.11	5.62	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,042.00	1.26	6.38	1,000.00	1,018.55	1.26	6.31
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,005.50	1.22%	$6.07	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,007.90	0.72	3.58	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,006.70	0.97	4.83	1,000.00	1,019.98	0.97	4.86
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,010.60	1.14%	$5.68	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,013.40	0.64	3.19	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,012.00	0.89	4.44	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,011.30	1.02	5.09	1,000.00	1,019.74	1.02	5.11
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,013.80	1.36%	$6.79	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,016.20	0.86	4.30	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,015.00	1.11	5.55	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,014.30	1.26	6.29	1,000.00	1,018.55	1.26	6.31
VY® Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,102.70	1.25%	$6.52	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,106.20	0.75	3.92	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,104.50	1.00	5.22	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,104.00	1.15	6.00	1,000.00	1,019.09	1.15	5.76
VY® Pioneer High Yield Portfolio
Class I	$1,000.00	$1,043.20	0.71%	$3.60	1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,041.90	0.96	4.86	1,000.00	1,020.03	0.96	4.81
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,061.20	1.27%	$6.49	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,064.30	0.77	3.94	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,062.30	1.02	5.22	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,062.10	1.17	5.98	1,000.00	1,018.99	1.17	5.86
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,067.60	1.22%	$6.25	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,070.30	0.72	3.70	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,068.90	0.97	4.98	1,000.00	1,019.98	0.97	4.86
Class S2	1,000.00	1,068.10	1.12	5.74	1,000.00	1,019.24	1.12	5.61
VY® Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,063.00	1.42%	$7.26	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	1,066.40	0.92	4.71	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	1,065.30	1.17	5.99	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,063.90	1.32	6.75	1,000.00	1,018.25	1.32	6.61

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Aggregate Bond Portfolio	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$551,970,448	$217,639,239	$307,422,818	$1,014,150,570
Investments in affiliated underlying funds at fair value**	60,757,833	63,725,527	—	—
Short-term investments at fair value***	37,554,512	4,319,290	12,001,858	4,195,226
Total investments at fair value	$650,282,793	$285,684,056	$319,424,676	$1,018,345,796
Cash	2,313	—	1,923	—
Cash collateral for futures	638,385	2,529,562	—	—
Cash pledged for centrally cleared swaps (Note 2)	—	2,603,000	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	5,250,000	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	556,210	—	—–
Foreign currencies at value****	1,118	—	68	—
Foreign cash collateral for futures*****	—	201,286	—	—
Receivables:
Investment securities sold	11,673,288	9,274,965	6,795,897	1,407,673
Investment securities sold on a delayed-delivery or when-issued basis	101,123,904	11,002,564	—	—
Fund shares sold	408,602	198,044	219,359	2,334,362
Dividends	84,765	80,180	636,699	743,905
Interest	2,881,361	1,478,631	—	—
Foreign tax reclaims	—	—	4,864	—
Unrealized appreciation on forward foreign currency contracts	157,923	1,875,197	59,704	—
Variation margin receivable on centrally cleared swaps	—	35,167	—	—
Prepaid expenses	3,631	1,241	1,217	4,166
Reimbursement due from manager	75,571	8,861	34,210	—
Other assets	17,832	9,211	4,168	16,208
Total assets	767,907,696	320,231,965	327,182,785	1,022,852,110
LIABILITIES:
Payable for investment securities purchased	17,264,026	14,112,769	4,845,361	629,125
Payable for investment securities purchased on a delayed-delivery or when-issued basis	165,547,937	22,919,391	—	—
Payable for fund shares redeemed	735,739	314,522	133,444	218,311
Payable upon receipt of securities loaned	4,094,496	1,754,290	9,192,316	—
Unrealized depreciation on forward foreign currency contracts	257,116	4,349,899	7,947	—
Cash received as collateral for OTC derivatives (Note 2)	—	4,220,000	—	—
Payable for investment management fees	258,953	132,315	284,958	800,078
Payable for distribution and shareholder service fees	118,119	21,951	55,846	184,180
Payable to custodian due to bank overdraft	—	132,511	—	—
Payable to custodian due to foreign currency overdraft******	—	2,414,499	—	—
Payable to trustees under the deferred compensation plan (Note 6)	17,832	9,211	4,168	16,208
Payable for trustee fees	3,230	1,399	1,592	5,246
Payable for proxy and solicitation costs	291,269	—	—	—
Other accrued expenses and liabilities	190,032	106,000	74,956	136,274
Written options, at fair value^	—	4,424,244	—	—
Total liabilities	188,778,749	54,913,001	14,600,588	1,989,422
NET ASSETS	$579,128,947	$265,318,964	$312,582,197	$1,020,862,688
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$520,440,034	$283,917,983	$214,644,307	$356,834,615
Undistributed net investment income	25,007,846	6,979,360	6,302,705	2,169,289
Accumulated net realized gain (loss)	35,581,716	(12,557,033)	73,143,342	118,578,145
Net unrealized appreciation (depreciation)	(1,900,649)	(13,021,346)	18,491,843	543,280,639
NET ASSETS	$579,128,947	$265,318,964	$312,582,197	$1,020,862,688
+ Including securities loaned at value	$4,011,760	$1,681,209	$8,974,572	$—
* Cost of investments in securities	$553,180,084	$217,510,075	$288,981,376	$470,869,917
** Cost of investments in affiliated underlying funds	$61,122,475	$72,819,814	$—	$—
*** Cost of short-term investments	$37,551,615	$4,319,290	$12,001,858	$4,195,226
**** Cost of foreign currencies	$1,139	$—	$68	$—
***** Cost of foreign cash collateral for futures	$—	$201,285	$—	$—
****** Cost of foreign currency overdraft	$—	$2,416,868	$—	$—
^ Premiums received on written options	$—	$4,347,849	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Aggregate Bond Portfolio	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
Class ADV
Net assets	$151,301,752	$29,717,737	$86,229,653	$106,511,340
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,011,860	2,960,185	6,137,877	3,409,909
Net asset value and redemption price per share	$11.63	$10.04	$14.05	$31.24
Class I
Net assets	$159,973,866	$189,116,255	$133,522,678	$241,238,089
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,355,754	18,589,024	9,101,797	7,235,285
Net asset value and redemption price per share	$11.98	$10.17	$14.67	$33.34
Class S
Net assets	$266,796,786	$46,484,972	$89,504,371	$666,264,596
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,522,977	4,565,196	6,171,919	20,598,124
Net asset value and redemption price per share	$11.85	$10.18	$14.50	$32.35
Class S2
Net assets	$1,056,543	n/a	$3,325,495	$6,848,663
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	91,372	n/a	237,192	218,582
Net asset value and redemption price per share	$11.56	n/a	$14.02	$31.33
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$339,910,580	$227,976,797	$565,840,877	$1,914,678,279
Short-term investments at fair value**	—	7,911,287	18,953,072	135,032,861
Total investments at fair value	$339,910,580	$235,888,084	$584,793,949	$2,049,711,140
Cash	11,310,210	172,858	—	—
Foreign currencies at value***	—	—	544	498,155
Receivables:
Investment securities sold	—	2,714,949	335,809	1,585,884
Fund shares sold	1,509,889	41,140	158,457	43,937
Dividends	364,316	243,169	787,591	2,776,773
Interest	—	—	—	2,951,639
Foreign tax reclaims	4,105	—	165,417	379,899
Unrealized appreciation on forward foreign currency contracts	—	—	675,638	551,466
Prepaid expenses	1,403	946	2,227	8,648
Reimbursement due from manager	65,343	—	—	19,929
Other assets	7,750	4,945	13,219	27,332
Total assets	353,173,596	239,066,091	586,932,851	2,058,554,802
LIABILITIES:
Payable for investment securities purchased	1,601,823	918,003	1,119,714	6,485,181
Payable for fund shares redeemed	87,242	511,008	105,399	1,188,582
Payable upon receipt of securities loaned	—	—	1,925,015	26,427,871
Unrealized depreciation on forward foreign currency contracts	—	—	150,838	351,197
Payable for investment management fees	263,101	167,960	343,262	1,045,460
Payable for distribution and shareholder service fees	74,867	46,073	90,822	348,496
Payable to custodian due to bank overdraft	—	—	—	423,611
Payable to trustees under the deferred compensation plan (Note 6)	7,750	4,945	13,219	27,332
Payable for trustee fees	1,791	1,205	2,857	10,499
Other accrued expenses and liabilities	62,809	28,356	80,924	186,382
Total liabilities	2,099,383	1,677,550	3,832,050	36,494,611
NET ASSETS	$351,074,213	$237,388,541	$583,100,801	$2,022,060,191
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$240,755,815	$192,556,707	$603,342,251	$1,676,795,375
Undistributed net investment income	4,376,052	941,378	5,993,987	20,485,879
Accumulated net realized gain (loss)	59,402,007	2,485,583	(131,842,077)	218,533,553
Net unrealized appreciation	46,540,339	41,404,873	105,606,640	106,245,384
NET ASSETS	$351,074,213	$237,388,541	$583,100,801	$2,022,060,191
+ Including securities loaned at value	$—	$—	$1,882,247	$25,574,810
* Cost of investments in securities	$293,370,230	$186,571,924	$460,757,848	$1,808,622,333
** Cost of short-term investments	$—	$7,911,287	$18,953,072	$135,032,861
*** Cost of foreign currencies	$—	$—	$548	$500,302
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
Class ADV
Net assets	$19,984,925	$29,963,575	$38,375,123	$52,348,717
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	808,815	1,771,766	2,324,535	1,119,893
Net asset value and redemption price per share	$24.71	$16.91	$16.51	$46.74
Class I
Net assets	$11,378,126	$48,957,476	$190,414,653	$663,673,769
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	444,236	2,811,795	11,417,561	13,955,688
Net asset value and redemption price per share	$25.61	$17.41	$16.68	$47.56
Class S
Net assets	$319,711,162	$153,647,874	$354,311,025	$815,058,164
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,689,101	8,880,139	21,290,278	17,285,968
Net asset value and redemption price per share	$25.20	$17.30	$16.64	$47.15
Class S2
Net assets	n/a	$4,819,616	n/a	$490,979,541
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	285,438	n/a	10,546,524
Net asset value and redemption price per share	n/a	$16.88	n/a	$46.55
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	VY® JPMorgan Mid Cap Value Portfolio	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$690,301,462	$1,735,797,677	$110,972,194	$890,845,295
Short-term investments at fair value**	14,958,862	81,395,844	3,920,723	20,622,836
Total investments at fair value	$705,260,324	$1,817,193,521	$114,892,917	$911,468,131
Cash	93,933	—	10,734	610,830
Cash collateral for futures	—	—	207,835	—
Cash pledged for centrally cleared swaps (Note 2)	—	—	150,000	—
Receivables:
Investment securities sold	—	125,297	1,905,523	4,758,045
Fund shares sold	288,074	165,993	17,690	38,505
Dividends	822,806	640,988	15,908	308,171
Interest	—	—	1,345,231	—
Foreign tax reclaims	—	879,572	—	—
Unrealized appreciation on unfunded corporate loans	—	—	2,850	—
Variation margin receivable on centrally cleared swaps	—	—	12,832	—
Prepaid expenses	2,738	6,704	507	3,287
Reimbursement due from manager	—	—	4,461	—
Other assets	8,432	42,114	3,475	18,762
Total assets	706,476,307	1,819,054,189	118,569,963	917,205,731
LIABILITIES:
Payable for investment securities purchased	1,745,454	137,040	1,730,000	3,639,131
Payable for fund shares redeemed	109,329	772,062	80,664	87,372
Payable upon receipt of securities loaned	—	40,605,057	—	19,631,942
Payable for investment management fees	484,355	1,033,050	68,501	552,594
Payable for distribution and shareholder service fees	112,476	100,554	952	20,547
Payable to custodian due to bank overdraft	—	2,147	—	—
Payable to custodian due to foreign currency overdraft***	—	13,142	—	—
Payable to trustees under the deferred compensation plan (Note 6)	8,432	42,114	3,475	18,762
Payable for trustee fees	3,620	8,637	609	4,463
Other accrued expenses and liabilities	94,938	328,277	24,436	119,076
Total liabilities	2,558,604	43,042,080	1,908,637	24,073,887
NET ASSETS	$703,917,703	$1,776,012,109	$116,661,326	$893,131,844
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$406,698,355	$853,537,069	$125,158,071	$416,803,142
Undistributed net investment income	2,214,241	37,587,957	3,140,624	565,233
Accumulated net realized gain (loss)	126,260,901	174,426,419	(12,232,902)	197,101,150
Net unrealized appreciation	168,744,206	710,460,664	595,533	278,662,319
NET ASSETS	$703,917,703	$1,776,012,109	$116,661,326	$893,131,844
+ Including securities loaned at value	$—	$38,892,327	$—	$19,194,034
* Cost of investments in securities	$521,557,255	$1,025,312,446	$110,475,703	$612,182,976
** Cost of short-term investments	$14,958,862	$81,395,844	$3,920,723	$20,622,836
*** Cost of foreign currency overdraft	$—	$13,142	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	VY® JPMorgan Mid Cap Value Portfolio	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
Net assets	$95,538,512	$112,173,399	n/a	$31,255,716
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	4,194,082	5,585,146	n/a	2,576,022
Net asset value and redemption price per share	$22.78	$20.08	n/a	$12.13
Class I
Net assets	$266,005,917	$1,405,253,208	$112,017,540	$828,494,194
Shares authorized	100,000,000	250,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,454,504	67,436,388	9,271,479	64,165,014
Net asset value and redemption price per share	$23.22	$20.84	$12.08	$12.91
Class S
Net assets	$337,716,761	$253,873,056	$4,643,786	$29,265,997
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,657,290	12,575,411	384,796	2,320,229
Net asset value and redemption price per share	$23.04	$20.19	$12.07	$12.61
Class S2
Net assets	$4,656,513	$4,712,446	n/a	$4,115,937
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	204,948	238,752	n/a	338,753
Net asset value and redemption price per share	$22.72	$19.74	n/a	$12.15
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	VY® T. Rowe Price Growth Equity Portfolio	VY® Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,644,418,960	$829,449,049
Short-term investments at fair value**	36,168,196	21,587,690
Total investments at fair value	$1,680,587,156	$851,036,739
Cash	1,199,553	4,880,476
Foreign currencies at value***	349	—
Receivables:
Investment securities sold	2,082,147	350,684
Fund shares sold	578,990	69,415
Dividends	387,448	2,174,894
Foreign tax reclaims	66,247	1,119,853
Prepaid expenses	6,214	3,478
Other assets	28,128	41,436
Total assets	1,684,936,232	859,676,975
LIABILITIES:
Payable for investment securities purchased	10,706,661	140,446
Payable for fund shares redeemed	3,492,780	2,072,500
Payable upon receipt of securities loaned	19,088,644	9,087,690
Payable for investment management fees	952,711	631,410
Payable for distribution and shareholder service fees	163,427	141,253
Payable to custodian due to foreign currency overdraft****	—	196,158
Payable to trustees under the deferred compensation plan (Note 6)	28,128	41,436
Payable for trustee fees	8,091	4,354
Other accrued expenses and liabilities	194,275	270,522
Total liabilities	34,634,717	12,585,769
NET ASSETS	$1,650,301,515	$847,091,206
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$805,567,932	$809,093,287
Undistributed net investment income/accumulated net investment loss	(890,321)	42,825,481
Accumulated net realized gain (loss)	332,645,424	(167,001,972)
Net unrealized appreciation	512,978,480	162,174,410
NET ASSETS	$1,650,301,515	$847,091,206
+ Including securities loaned at value	$18,690,350	$8,630,311
* Cost of investments in securities	$1,131,438,319	$667,203,706
** Cost of short-term investments	$36,168,196	$21,587,690
*** Cost of foreign currencies	$355	$—
**** Cost of foreign currency overdraft	$—	$224,750
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	VY® T. Rowe Price Growth Equity Portfolio	VY® Templeton Foreign Equity Portfolio
Class ADV
Net assets	$185,083,543	$41,116,821
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,003,275	3,247,098
Net asset value and redemption price per share	$92.39	$12.66
Class I
Net assets	$1,057,148,347	$223,698,791
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	10,956,413	17,425,691
Net asset value and redemption price per share	$96.49	$12.84
Class S
Net assets	$403,191,484	$579,894,765
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	4,270,110	45,561,718
Net asset value and redemption price per share	$94.42	$12.73
Class S2
Net assets	$4,878,141	$2,380,829
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	52,462	188,046
Net asset value and redemption price per share	$92.98	$12.66
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Aggregate Bond Portfolio	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,320	$2,208	$3,161,098	$5,495,899
Interest, net of foreign taxes withheld*	8,479,502	3,735,354	—	—
Dividends from affiliated underlying funds	1,132,475	1,435,896	—	—
Securities lending income, net	35,745	6,340	51,946	—
Total investment income	9,652,042	5,179,798	3,213,044	5,495,899
EXPENSES:
Investment management fees(1)	1,508,693	739,253	1,615,355	4,587,991
Distribution and shareholder service fees:
Class ADV	399,520	77,815	214,550	273,601
Class S	359,302	60,579	114,813	853,182
Class S2	3,342	—	7,273	17,267
Transfer agent fees	724	195	415	834
Administrative service fees(1)	221,356	93,365	104,883	348,180
Shareholder reporting expense	41,640	9,050	18,100	41,630
Professional fees	22,984	13,056	12,275	32,580
Custody and accounting expense	114,792	37,632	54,391	58,516
Trustee fees	9,691	4,197	4,777	15,736
Proxy and Solicitation costs (Note 6)	352,850	—	—	—
Miscellaneous expense	20,541	11,629	10,042	24,794
Interest expense	2,910	1,552	—	4,508
Total expenses	3,058,345	1,048,323	2,156,874	6,258,819
Net waived and reimbursed fees	(382,283)	(75,556)	(467,594)	(3,453)
Brokerage commission recapture	—	—	—	(1,536)
Net expenses	2,676,062	972,767	1,689,280	6,253,830
Net investment income (loss)	6,975,980	4,207,031	1,523,764	(757,931)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,361,960	(4,161,637)	18,463,955	46,505,282
Foreign currency related transactions	1,802,483	(3,507,625)	561,696	1,672
Futures	508,798	(196,855)	—	—
Swaps	(255,367)	(758,586)	—	—
Sale of affiliated underlying funds	—	(3,637,198)	—	—
Written options	(245,887)	654,452	—	—
Net realized gain (loss)	13,171,987	(11,607,449)	19,025,651	46,506,954
Net change in unrealized appreciation (depreciation) on:
Investments	(15,467,682)	(201,679)	(15,012,969)	(13,796,863)
Affiliated underlying funds	(364,642)	2,385,526	—	—
Foreign currency related transactions	(1,764,626)	719,867	14,470	60
Futures	(340,179)	(595,861)	—	—
Swaps	—	(1,504,049)	—	—
Written options	—	(95,733)	—	—
Net change in unrealized appreciation (depreciation)	(17,937,129)	708,071	(14,998,499)	(13,796,803)
Net realized and unrealized gain (loss)	(4,765,142)	(10,899,378)	4,027,152	32,710,151
Increase (decrease) in net assets resulting from operations	$2,210,838	$(6,692,347)	$5,550,916	$31,952,220
* Foreign taxes withheld	$288	$—	$12,477	$12,490

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,098,714	$1,377,679	$6,546,038	$16,531,135
Interest	—	—	—	6,113,631
Securities lending income, net	—	—	36,056	240,865
Total investment income	3,098,714	1,377,679	6,582,094	22,885,631
EXPENSES:
Investment management fees(1)	1,481,149	936,455	1,800,618	5,829,748
Distribution and shareholder service fees:
Class ADV	47,090	73,865	98,663	130,776
Class S	406,274	195,508	461,411	1,058,820
Class S2	—	12,085	—	1,264,906
Transfer agent fees	319	324	700	1,275
Administrative service fees(1)	118,004	79,482	183,116	695,221
Shareholder reporting expense	13,302	11,765	22,625	67,875
Registration fees	—	—	—	543
Professional fees	13,002	9,628	17,014	82,345
Custody and accounting expense	21,201	11,664	48,146	146,315
Trustee fees	5,375	3,615	8,572	31,495
Miscellaneous expense	9,573	7,596	16,771	31,131
Interest expense	—	16	—	—
Total expenses	2,115,289	1,342,003	2,657,636	9,340,450
Net waived and reimbursed fees	(450,986)	(37,620)	(46,747)	(511,922)
Brokerage commission recapture	(16,906)	(10,094)	(3,741)	(18,772)
Net expenses	1,647,397	1,294,289	2,607,148	8,809,756
Net investment income	1,451,317	83,390	3,974,946	14,075,875
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,212,815	15,134,423	23,900,955	61,277,976
Foreign currency related transactions	(6,492)	—	2,070,501	4,950,778
Net realized gain	21,206,323	15,134,423	25,971,456	66,228,754
Net change in unrealized appreciation (depreciation) on:
Investments	(11,659,941)	(5,095,635)	(26,098,772)	(52,014,859)
Foreign currency related transactions	13,309	—	(440,635)	(2,252,910)
Net change in unrealized appreciation (depreciation)	(11,646,632)	(5,095,635)	(26,539,407)	(54,267,769)
Net realized and unrealized gain (loss)	9,559,691	10,038,788	(567,951)	11,960,985
Increase in net assets resulting from operations	$11,011,008	$10,122,178	$3,406,995	$26,036,860
* Foreign taxes withheld	$15,237	$5,055	$197,704	$531,342

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	VY® JPMorgan Mid Cap Value Portfolio	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,732,101	$20,010,466	$244,706	$3,816,915
Interest	—	8,883	3,169,430	—
Securities lending income, net	1,670	1,115,282	—	303,211
Total investment income	5,733,771	21,134,631	3,414,136	4,120,126
EXPENSES:
Investment management fees(1)	2,701,946	5,438,347	382,057	2,984,590
Distribution and shareholder service fees:
Class ADV	236,899	265,533	—	73,991
Class S	435,709	292,114	5,563	35,782
Class S2	12,969	11,188	—	10,367
Transfer agent fees	345	1,063	339	619
Administrative service fees(1)	238,384	557,558	40,184	291,035
Shareholder reporting expense	34,209	68,997	8,507	33,847
Professional fees	31,491	57,585	7,168	29,503
Custody and accounting expense	39,277	196,779	12,670	44,745
Trustee fees	10,859	25,910	1,825	13,390
Miscellaneous expense	18,644	38,391	3,994	21,013
Total expenses	3,760,732	6,953,465	462,307	3,538,882
Net waived and reimbursed fees	(2,594)	(2,238)	(27,652)	(2,073)
Brokerage commission recapture	(2,115)	—	(141)	—
Net expenses	3,756,023	6,951,227	434,514	3,536,809
Net investment income	1,977,748	14,183,404	2,979,622	583,317
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	32,637,567	60,705,992	1,166,164	67,304,432
Foreign currency related transactions	—	(26,167)	—	—
Futures	—	—	(24,586)	—
Swaps	—	—	(9,839)	—
Net realized gain	32,637,567	60,679,825	1,131,739	67,304,432
Net change in unrealized appreciation (depreciation) on:
Investments	(23,384,725)	94,894,469	950,543	(13,457,944)
Foreign currency related transactions	—	70,539	—	—
Futures	—	—	81,654	—
Swaps	—	—	14,538	—
Unfunded commitments	—	—	2,850	—
Net change in unrealized appreciation (depreciation)	(23,384,725)	94,965,008	1,049,585	(13,457,944)
Net realized and unrealized gain	9,252,842	155,644,833	2,181,324	53,846,488
Increase in net assets resulting from operations	$11,230,590	$169,828,237	$5,160,946	$54,429,805
* Foreign taxes withheld	$—	$1,445,200	$—	$16,134

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	VY® T. Rowe Price Growth Equity Portfolio	VY® Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,702,141	$16,843,072
Securities lending income, net	197,028	543,388
Total investment income	5,899,169	17,386,460
EXPENSES:
Investment management fees(1)	5,094,144	3,511,395
Distribution and shareholder service fees:
Class ADV	447,710	102,859
Class S	485,751	744,855
Class S2	11,850	5,768
Transfer agent fees	1,375	615
Administrative service fees(1)	523,201	283,572
Shareholder reporting expense	58,644	36,200
Professional fees	45,691	33,598
Custody and accounting expense	93,824	151,228
Trustee fees	24,274	13,064
Miscellaneous expense	32,386	20,866
Interest expense	1,892	—
Total expenses	6,820,742	4,904,020
Net waived and reimbursed fees	(50,354)	(70,580)
Brokerage commission recapture	(7,269)	(14,749)
Net expenses	6,763,119	4,818,691
Net investment income (loss)	(863,950)	12,567,769
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	94,471,160	18,390,152
Foreign currency related transactions	5,388	(8,490)
Net realized gain	94,476,548	18,381,662
Net change in unrealized appreciation (depreciation) on:
Investments	12,398,580	23,425,890
Foreign currency related transactions	4,396	82,490
Net change in unrealized appreciation (depreciation)	12,402,976	23,508,380
Net realized and unrealized gain	106,879,524	41,890,042
Increase in net assets resulting from operations	$106,015,574	$54,457,811
* Foreign taxes withheld	$9,871	$1,825,454

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Aggregate Bond Portfolio		Voya Global Bond Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$6,975,980	$10,990,803	$4,207,031	$12,389,576
Net realized gain (loss)	13,171,987	26,360,689	(11,607,449)	(7,213,226)
Net change in unrealized appreciation (depreciation)	(17,937,129)	12,955,388	708,071	(3,176,868)
Increase (decrease) in net assets resulting from operations	2,210,838	50,306,880	(6,692,347)	1,999,482
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,830,532)	—	(114,685)
Class I	—	(10,318,216)	—	(1,849,829)
Class S	—	(6,419,235)	—	(296,298)
Class S2	—	(39,767)	—	—
Net realized gains:
Class ADV	—	(135,805)	—	—
Class I	—	(364,993)	—	—
Class S	—	(268,853)	—	—
Class S2	—	(1,978)	—	—
Total distributions	—	(20,379,379)	—	(2,260,812)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,022,546	206,033,742	4,089,052	14,678,953
Reinvestment of distributions	—	20,379,379	—	2,260,812
	9,022,546	226,413,121	4,089,052	16,939,765
Cost of shares redeemed	(205,764,572)	(456,952,093)	(24,016,084)	(50,787,435)
Net decrease in net assets resulting from capital share transactions	(196,742,026)	(230,538,972)	(19,927,032)	(33,847,670)
Net decrease in net assets	(194,531,188)	(200,611,471)	(26,619,379)	(34,109,000)
NET ASSETS:
Beginning of year or period	773,660,135	974,271,606	291,938,343	326,047,343
End of year or period	$579,128,947	$773,660,135	$265,318,964	$291,938,343
Undistributed net investment income at end of year or period	$25,007,846	$18,031,866	$6,979,360	$2,772,329

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® American Century Small-Mid Cap Value Portfolio		VY® Baron Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$1,523,764	$3,911,807	$(757,931)	$3,028,876
Net realized gain	19,025,651	57,937,406	46,506,954	73,161,869
Net change in unrealized appreciation (depreciation)	(14,998,499)	(19,173,176)	(13,796,803)	(34,136,106)
Increase in net assets resulting from operations	5,550,916	42,676,037	31,952,220	42,054,639
FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
Net investment income:
Class ADV	—	(943,984)	—	—
Class I	—	(2,025,981)	—	(762,616)
Class S	—	(1,186,565)	—	(535,394)
Class S2	—	(23,116)	—	(9,273)
Net realized gains:
Class ADV	—	(12,843,745)	—	(1,793,066)
Class I	—	(19,472,109)	—	(3,916,469)
Class S	—	(13,873,858)	—	(11,070,262)
Class S2	—	(418,876)	—	(100,704)
Total distributions	—	(50,788,234)	—	(18,187,784)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,994,898	43,456,299	21,475,429	66,706,432
Reinvestment of distributions	—	50,788,234	—	18,187,784
	12,994,898	94,244,533	21,475,429	84,894,216
Cost of shares redeemed	(28,433,279)	(152,989,535)	(96,575,813)	(230,556,638)
Net decrease in net assets resulting from capital share transactions	(15,438,381)	(58,745,002)	(75,100,384)	(145,662,422)
Net decrease in net assets	(9,887,465)	(66,857,199)	(43,148,164)	(121,795,567)
NET ASSETS:
Beginning of year or period	322,469,662	389,326,861	1,064,010,852	1,185,806,419
End of year or period	$312,582,197	$322,469,662	$1,020,862,688	$1,064,010,852
Undistributed net investment income at end of year or period	$6,302,705	$4,778,941	$2,169,289	$2,927,220

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Columbia Contrarian Core Portfolio		VY® Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,451,317	$2,929,509	$83,390	$857,989
Net realized gain	21,206,323	38,496,638	15,134,423	20,004,933
Net change in unrealized appreciation (depreciation)	(11,646,632)	2,079,591	(5,095,635)	(13,107,266)
Increase in net assets resulting from operations	11,011,008	43,505,738	10,122,178	7,755,656
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(112,210)	—	(92,128)
Class I	—	(105,520)	—	(231,900)
Class S	—	(2,590,384)	—	(301,525)
Class S2	—	—	—	(16,920)
Net realized gains:
Class ADV	—	(2,100,491)	—	—
Class I	—	(1,350,174)	—	—
Class S	—	(40,149,084)	—	—
Total distributions	—	(46,407,863)	—	(642,473)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,520,657	32,189,740	11,379,684	101,567,544
Reinvestment of distributions	—	46,407,863	—	642,473
	7,520,657	78,597,603	11,379,684	102,210,017
Cost of shares redeemed	(28,809,375)	(68,347,084)	(29,144,887)	(62,885,471)
Net increase (decrease) in net assets resulting from capital share transactions	(21,288,718)	10,250,519	(17,765,203)	39,324,546
Net increase (decrease) in net assets	(10,277,710)	7,348,394	(7,643,025)	46,437,729
NET ASSETS:
Beginning of year or period	361,351,923	354,003,529	245,031,566	198,593,837
End of year or period	$351,074,213	$361,351,923	$237,388,541	$245,031,566
Undistributed net investment income at end of year or period	$4,376,052	$2,924,735	$941,378	$857,988

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Invesco Comstock Portfolio		VY® Invesco Equity and Income Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$3,974,946	$8,379,700	$14,075,875	$23,970,346
Net realized gain	25,971,456	62,146,491	66,228,754	165,375,547
Net change in unrealized appreciation (depreciation)	(26,539,407)	(17,797,366)	(54,267,769)	(61,888,899)
Increase in net assets resulting from operations	3,406,995	52,728,825	26,036,860	127,456,994
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(684,628)	—	(609,164)
Class I	—	(3,056,581)	—	(10,642,922)
Class S	—	(7,164,868)	—	(12,476,571)
Class S2	—	—	—	(6,589,109)
Net realized gains:
Class ADV	—	—	—	(1,298,506)
Class I	—	—	—	(17,942,741)
Class S	—	—	—	(25,536,665)
Class S2	—	—	—	(14,282,158)
Total distributions	—	(10,906,077)	—	(89,377,836)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	64,926,794	176,901,259	16,748,801	85,106,952
Proceeds from shares issued in merger (Note 14)	—	—	—	1,400,213,515
Reinvestment of distributions	—	10,906,077	—	89,377,836
	64,926,794	187,807,336	16,748,801	1,574,698,303
Cost of shares redeemed	(54,121,970)	(123,556,176)	(180,035,900)	(323,833,395)
Net increase (decrease) in net assets resulting from capital share transactions	10,804,824	64,251,160	(163,287,099)	1,250,864,908
Net increase (decrease) in net assets	14,211,819	106,073,908	(137,250,239)	1,288,944,066
NET ASSETS:
Beginning of year or period	568,888,982	462,815,074	2,159,310,430	870,366,364
End of year or period	$583,100,801	$568,888,982	$2,022,060,191	$2,159,310,430
Undistributed net investment income at end of year or period	$5,993,987	$2,019,041	$20,485,879	$6,410,004

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® JPMorgan Mid Cap Value Portfolio		VY® Oppenheimer Global Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,977,748	$5,870,848	$14,183,404	$22,196,860
Net realized gain	32,637,567	96,022,768	60,679,825	128,057,325
Net change in unrealized appreciation (depreciation)	(23,384,725)	(2,497,019)	94,965,008	(109,887,134)
Increase in net assets resulting from operations	11,230,590	99,396,597	169,828,237	40,367,051
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(557,039)	—	(828,803)
Class I	—	(2,825,478)	—	(16,555,290)
Class S	—	(2,815,938)	—	(2,294,916)
Class S2	—	(39,286)	—	(44,585)
Net realized gains:
Class ADV	—	(5,003,963)	—	(1,471,549)
Class I	—	(15,175,805)	—	(19,161,555)
Class S	—	(20,943,381)	—	(3,303,767)
Class S2	—	(303,318)	—	(64,256)
Total distributions	—	(47,664,208)	—	(43,724,721)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,064,098	56,082,178	57,756,867	58,362,659
Reinvestment of distributions	—	47,664,208	—	43,724,721
	32,064,098	103,746,386	57,756,867	102,087,380
Cost of shares redeemed	(61,239,314)	(154,469,981)	(93,531,073)	(298,181,303)
Net decrease in net assets resulting from capital share transactions	(29,175,216)	(50,723,595)	(35,774,206)	(196,093,923)
Net increase (decrease) in net assets	(17,944,626)	1,008,794	134,054,031	(199,451,593)
NET ASSETS:
Beginning of year or period	721,862,329	720,853,535	1,641,958,078	1,841,409,671
End of year or period	$703,917,703	$721,862,329	$1,776,012,109	$1,641,958,078
Undistributed net investment income at end of year or period	$2,214,241	$236,493	$37,587,957	$23,404,553

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Pioneer High Yield Portfolio		VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$2,979,622	$6,111,043	$583,317	$1,672,712
Net realized gain	1,131,739	4,633,438	67,304,432	130,307,409
Net change in unrealized appreciation (depreciation)	1,049,585	(10,322,519)	(13,457,944)	(37,524,909)
Increase in net assets resulting from operations	5,160,946	421,962	54,429,805	94,455,212
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(7,890)
Class I	(2,902,391)	(5,902,329)	—	(2,088,115)
Class S	(105,728)	(192,274)	—	(11,072)
Class S2	—	—	—	(1,180)
Net realized gains:
Class ADV	—	—	—	(1,976,917)
Class I	—	—	—	(52,939,583)
Class S	—	—	—	(2,001,564)
Class S2	—	—	—	(235,821)
Total distributions	(3,008,119)	(6,094,603)	—	(59,262,142)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,686,805	27,951,610	19,960,250	17,929,392
Reinvestment of distributions	3,008,119	6,094,603	—	59,262,142
	9,694,924	34,046,213	19,960,250	77,191,534
Cost of shares redeemed	(17,215,136)	(28,792,935)	(41,774,111)	(113,441,115)
Net increase (decrease) in net assets resulting from capital share transactions	(7,520,212)	5,253,278	(21,813,861)	(36,249,581)
Net increase (decrease) in net assets	(5,367,385)	(419,363)	32,615,944	(1,056,511)
NET ASSETS:
Beginning of year or period	122,028,711	122,448,074	860,515,900	861,572,411
End of year or period	$116,661,326	$122,028,711	$893,131,844	$860,515,900
Undistributed (distributions in excess of) net investment income at end of year or period	$3,140,624	$3,169,121	$565,233	$(18,084)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® T. Rowe Price Growth Equity Portfolio		VY® Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$(863,950)	$(1,742,915)	$12,567,769	$29,635,498
Net realized gain	94,476,548	242,928,704	18,381,662	35,572,487
Net change in unrealized appreciation (depreciation)	12,402,976	(112,699,410)	23,508,380	(128,123,640)
Increase (decrease) in net assets resulting from operations	106,015,574	128,486,379	54,457,811	(62,915,655)
FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
Net investment income:
Class ADV	—	—	—	(910,170)
Class I	—	—	—	(5,906,833)
Class S	—	—	—	(14,604,147)
Class S2	—	—	—	(45,628)
Net realized gains:
Class ADV	—	(11,953,361)	—	—
Class I	—	(72,666,041)	—	—
Class S	—	(24,431,255)	—	—
Class S2	—	(256,132)	—	—
Total distributions	—	(109,306,789)	—	(21,466,778)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	103,825,526	152,663,324	13,987,421	50,603,767
Reinvestment of distributions	—	109,306,789	—	21,466,778
	103,825,526	261,970,113	13,987,421	72,070,545
Cost of shares redeemed	(134,069,406)	(311,468,327)	(64,575,767)	(180,342,792)
Net decrease in net assets resulting from capital share transactions	(30,243,880)	(49,498,214)	(50,588,346)	(108,272,247)
Net increase (decrease) in net assets	75,771,694	(30,318,624)	3,869,465	(192,654,680)
NET ASSETS:
Beginning of year or period	1,574,529,821	1,604,848,445	843,221,741	1,035,876,421
End of year or period	$1,650,301,515	$1,574,529,821	$847,091,206	$843,221,741
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss at end of year or period	$(890,321)	$(26,371)	$42,825,481	$30,257,712

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Aggregate Bond Portfolio
Class ADV
06-30-15	11.64	0.11•	(0.12)	(0.01)	—	—	—	—	—	11.63	(0.09)	1.22	1.10	1.10	1.92	151,302	235
12-31-14	11.29	0.09•	0.46	0.55	0.19	0.01	—	0.20	—	11.64	4.85	1.09	1.08	1.08	0.77	172,484	643
12-31-13	12.00	0.11	(0.36)	(0.25)	0.38	0.08	—	0.46	—	11.29	(2.07)	1.09	1.08	1.08	0.92	188,804	874
12-31-12	11.48	0.21•	0.66	0.87	0.35	—	—	0.35	—	12.00	7.61	1.09	1.08	1.08	1.76	205,882	897
12-31-11	11.89	0.28•	0.07	0.35	0.34	0.42	—	0.76	—	11.48	2.95	1.09	1.08	1.08	2.41	161,860	783
12-31-10	11.46	0.23•	0.61	0.84	0.39	0.02	—	0.41	—	11.89	7.30	1.09	1.08	1.08	1.96	152,733	558
Class I
06-30-15	11.96	0.14•	(0.12)	0.02	—	—	—	—	—	11.98	0.17	0.72	0.60	0.60	2.40	159,974	235
12-31-14	11.60	0.16	0.46	0.62	0.25	0.01	—	0.26	—	11.96	5.39	0.59	0.58	0.58	1.28	274,515	643
12-31-13	12.32	0.17•	(0.38)	(0.21)	0.43	0.08	—	0.51	—	11.60	(1.66)	0.59	0.58	0.58	1.44	374,305	874
12-31-12	11.76	0.28	0.68	0.96	0.40	—	—	0.40	—	12.32	8.22	0.59	0.58	0.58	2.26	550,994	897
12-31-11	12.15	0.36	0.06	0.42	0.39	0.42	—	0.81	—	11.76	3.46	0.59	0.58	0.58	2.90	523,551	783
12-31-10	11.67	0.29•	0.63	0.92	0.42	0.02	—	0.44	—	12.15	7.84	0.59	0.58	0.58	2.43	534,495	558
Class S
06-30-15	11.85	0.13•	(0.13)	0.00*	—	—	—	—	—	11.85	0.00	0.97	0.85	0.85	2.17	266,797	235
12-31-14	11.48	0.12•	0.47	0.59	0.21	0.01	—	0.22	—	11.85	5.19	0.84	0.83	0.83	1.03	324,390	643
12-31-13	12.19	0.14•	(0.37)	(0.23)	0.40	0.08	—	0.48	—	11.48	(1.89)	0.84	0.83	0.83	1.18	408,178	874
12-31-12	11.65	0.23	0.68	0.91	0.37	—	—	0.37	—	12.19	7.88	0.84	0.83	0.83	2.01	539,300	897
12-31-11	12.04	0.31	0.08	0.39	0.36	0.42	—	0.78	—	11.65	3.25	0.84	0.83	0.83	2.65	493,803	783
12-31-10	11.58	0.26•	0.62	0.88	0.40	0.02	—	0.42	—	12.04	7.56	0.84	0.83	0.83	2.18	474,076	558
Class S2
06-30-15	11.57	0.12•	(0.13)	(0.01)	—	—	—	—	—	11.56	(0.09)	1.22	1.00	1.00	1.98	1,057	235
12-31-14	11.20	0.10•	0.46	0.56	0.18	0.01	—	0.19	—	11.57	5.01	1.09	0.98	0.98	0.88	2,271	643
12-31-13	11.92	0.12•	(0.37)	(0.25)	0.39	0.08	—	0.47	—	11.20	(2.02)	1.09	0.98	0.98	1.04	2,984	874
12-31-12	11.42	0.22•	0.66	0.88	0.38	—	—	0.38	—	11.92	7.73	1.09	0.98	0.98	1.83	5,026	897
12-31-11	11.85	0.30•	0.07	0.37	0.38	0.42	—	0.80	—	11.42	3.10	1.09	0.98	0.98	2.54	1,829	783
12-31-10	11.44	0.29•	0.56	0.85	0.42	0.02	—	0.44	—	11.85	7.38	1.09	0.98	0.98	2.42	1,003	558
Voya Global Bond Portfolio
Class ADV
06-30-15	10.31	0.13•	(0.40)	(0.27)	—	—	—	—	—	10.04	(2.62)	1.16	1.10	1.10	2.63	29,718	235
12-31-14	10.35	0.37•	(0.37)	0.00*	0.04	—	—	0.04	—	10.31	(0.06)	1.16	1.10	1.10	3.49	32,874	296
12-31-13	11.35	0.33•	(0.85)	(0.52)	0.19	0.29	—	0.48	—	10.35	(4.50)	1.19	1.08	1.08	3.09	34,155	394
12-31-12	11.22	0.41•	0.39	0.80	0.67	—	—	0.67	—	11.35	7.36	1.18	1.02	1.02	3.61	34,927	487
12-31-11	11.67	0.44•	(0.04)	0.40	0.85	—	—	0.85	—	11.22	3.26	1.16	1.02	1.02	3.73	30,299	590
12-31-10	10.45	0.70•	0.88	1.58	0.36	—	—	0.36	—	11.67	15.22	1.04	1.02	1.02	6.27	30,887	117
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Portfolio (continued)
Class I
06-30-15	10.42	0.16•	(0.41)	(0.25)	—	—	—	—	—	10.17	(2.40)	0.66	0.60	0.60	3.13	189,116	235
12-31-14	10.46	0.43•	(0.38)	0.05	0.09	—	—	0.09	—	10.42	0.42	0.66	0.60	0.60	3.99	208,023	296
12-31-13	11.46	0.40•	(0.87)	(0.47)	0.24	0.29	—	0.53	—	10.46	(4.00)	0.69	0.58	0.58	3.65	237,646	394
12-31-12	11.32	0.47•	0.40	0.87	0.73	—	—	0.73	—	11.46	7.91	0.68	0.52	0.52	4.09	309,348	487
12-31-11	11.77	0.50•	(0.05)	0.45	0.90	—	—	0.90	—	11.32	3.70	0.66	0.52	0.52	4.22	330,477	590
12-31-10	10.48	0.75	0.90	1.65	0.36	—	—	0.36	—	11.77	15.86	0.54	0.52	0.52	6.82	386,383	117
Class S
06-30-15	10.44	0.15•	(0.41)	(0.26)	—	—	—	—	—	10.18	(2.49)	0.91	0.85	0.85	2.88	46,485	235
12-31-14	10.48	0.40•	(0.38)	0.02	0.06	—	—	0.06	—	10.44	0.15	0.91	0.85	0.85	3.74	51,041	296
12-31-13	11.48	0.37•	(0.87)	(0.50)	0.21	0.29	—	0.50	—	10.48	(4.28)	0.94	0.83	0.83	3.39	54,246	394
12-31-12	11.33	0.47•	0.37	0.84	0.69	—	—	0.69	—	11.48	7.65	0.93	0.77	0.77	4.05	66,533	487
12-31-11	11.76	0.47•	(0.04)	0.43	0.86	—	—	0.86	—	11.33	3.51	0.91	0.77	0.77	3.97	67,103	590
12-31-10	10.50	0.74•	0.88	1.62	0.36	—	—	0.36	—	11.76	15.54	0.79	0.77	0.77	6.57	93,346	117
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-15	13.82	0.05•	0.18	0.23	—	—	—	—	—	14.05	1.66	1.65	1.36	1.36	0.68	86,230	36
12-31-14	14.79	0.12•	1.49	1.61	0.18	2.40	—	2.58	—	13.82	12.15	1.65	1.36	1.36	0.82	86,335	79
12-31-13	11.76	0.12•	3.49	3.61	0.14	0.44	—	0.58	—	14.79	31.12	1.66	1.42	1.42	0.88	95,563	84
12-31-12	11.08	0.18•	1.53	1.71	0.12	0.91	—	1.03	—	11.76	16.07	1.70	1.43	1.43	1.55	56,202	95
12-31-11	11.63	0.12•	(0.54)	(0.42)	0.13	0.00*	—	0.13	—	11.08	(3.47)	1.75	1.44	1.44	1.07	37,525	109
12-31-10	9.65	0.15•	1.93	2.08	0.10	—	—	0.10	—	11.63	21.80	1.75	1.44†	1.44†	1.47†	26,712	98
Class I
06-30-15	14.40	0.09•	0.18	0.27	—	—	—	—	—	14.67	1.88	1.15	0.86	0.86	1.18	133,523	36
12-31-14	15.30	0.20•	1.55	1.75	0.25	2.40	—	2.65	—	14.40	12.76	1.15	0.86	0.86	1.31	138,605	79
12-31-13	12.12	0.19•	3.61	3.80	0.18	0.44	—	0.62	—	15.30	31.78	1.16	0.92	0.92	1.38	171,086	84
12-31-12	11.38	0.24•	1.58	1.82	0.17	0.91	—	1.08	—	12.12	16.59	1.20	0.93	0.93	2.05	116,175	95
12-31-11	11.91	0.18	(0.56)	(0.38)	0.15	0.00*	—	0.15	—	11.38	(2.97)	1.25	0.94	0.94	1.54	87,411	109
12-31-10	9.86	0.20•	1.98	2.18	0.13	—	—	0.13	—	11.91	22.36	1.25	0.94†	0.94†	1.92†	91,413	98
Class S
06-30-15	14.25	0.07•	0.18	0.25	—	—	—	—	—	14.50	1.75	1.40	1.11	1.11	0.92	89,504	36
12-31-14	15.16	0.16•	1.54	1.70	0.21	2.40	—	2.61	—	14.25	12.47	1.40	1.11	1.11	1.06	94,268	79
12-31-13	12.03	0.15•	3.57	3.72	0.15	0.44	—	0.59	—	15.16	31.36	1.41	1.17	1.17	1.12	116,117	84
12-31-12	11.30	0.19	1.59	1.78	0.14	0.91	—	1.05	—	12.03	16.35	1.45	1.18	1.18	1.76	84,475	95
12-31-11	11.82	0.15	(0.54)	(0.39)	0.13	0.00*	—	0.13	—	11.30	(3.16)	1.50	1.19	1.19	1.28	72,824	109
12-31-10	9.80	0.14	1.99	2.13	0.11	—	—	0.11	—	11.82	22.02	1.50	1.19†	1.19†	1.68†	75,285	98
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® American Century Small-Mid Cap Value Portfolio (continued)
Class S2
06-30-15	13.79	0.06•	0.17	0.23	—	—	—	—	—	14.02	1.67	1.65	1.26	1.26	0.80	3,325	36
12-31-14	14.70	0.13•	1.49	1.62	0.13	2.40	—	2.53	—	13.79	12.33	1.65	1.26	1.26	0.89	3,262	79
12-31-13	11.70	0.13•	3.46	3.59	0.15	0.44	—	0.59	—	14.70	31.15	1.66	1.32	1.32	0.98	6,560	84
12-31-12	11.03	0.19•	1.53	1.72	0.14	0.91	—	1.05	—	11.70	16.24	1.70	1.33	1.33	1.68	3,205	95
12-31-11	11.59	0.14•	(0.55)	(0.41)	0.15	0.00*	—	0.15	—	11.03	(3.33)	1.75	1.34	1.34	1.26	1,891	109
12-31-10	9.61	0.22•	1.86	2.08	0.10	—	—	0.10	—	11.59	21.87	1.75	1.34†	1.34†	2.01†	326	98
VY® Baron Growth Portfolio
Class ADV
06-30-15	30.35	(0.07)•	0.96	0.89	—	—	—	—	—	31.24	2.93	1.48	1.48	1.48	(0.43)	106,511	2
12-31-14	29.66	(0.01)	1.17	1.16	—	0.47	—	0.47	—	30.35	4.06	1.48	1.48	1.48	(0.04)	111,145	10
12-31-13	22.53	(0.04)•	8.55	8.51	0.32	1.06	—	1.38	—	29.66	38.50	1.49	1.49	1.49	(0.15)	110,486	8
12-31-12	18.87	0.30•	3.36	3.66	—	—	—	—	—	22.53	19.40	1.52	1.52	1.52	1.45	61,428	15
12-31-11	18.52	(0.19)	0.54	0.35	—	—	—	—	—	18.87	1.89	1.58	1.58	1.58	(0.98)	54,052	14
12-31-10	14.67	(0.10)	3.95	3.85	—	—	—	—	—	18.52	26.24	1.58	1.58†	1.58†	(0.65)†	51,458	19
Class I
06-30-15	32.31	0.02	1.01	1.03	—	—	—	—	—	33.34	3.19	0.98	0.98	0.98	0.07	241,238	2
12-31-14	31.49	0.14	1.24	1.38	0.09	0.47	—	0.56	—	32.31	4.55	0.98	0.98	0.98	0.45	251,230	10
12-31-13	23.80	0.10•	9.06	9.16	0.41	1.06	—	1.47	—	31.49	39.23	0.99	0.99	0.99	0.36	270,788	8
12-31-12	19.84	0.43•	3.53	3.96	—	—	—	—	—	23.80	19.96	1.02	1.02	1.02	1.95	169,708	15
12-31-11	19.37	(0.10)•	0.57	0.47	—	—	—	—	—	19.84	2.43	1.08	1.08	1.08	(0.51)	153,934	14
12-31-10	15.27	(0.03)	4.13	4.10	—	—	—	—	—	19.37	26.85	1.08	1.08†	1.08†	(0.17)†	231,264	19
Class S
06-30-15	31.39	(0.03)•	0.99	0.96	—	—	—	—	—	32.35	3.06	1.23	1.23	1.23	(0.18)	666,265	2
12-31-14	30.60	0.09	1.19	1.28	0.02	0.47	—	0.49	—	31.39	4.34	1.23	1.23	1.23	0.26	694,762	10
12-31-13	23.18	0.01	8.83	8.84	0.36	1.06	—	1.42	—	30.60	38.85	1.24	1.24	1.24	0.09	798,221	8
12-31-12	19.37	0.35•	3.46	3.81	—	—	—	—	—	23.18	19.67	1.27	1.27	1.27	1.65	551,582	15
12-31-11	18.95	(0.14)•	0.56	0.42	—	—	—	—	—	19.37	2.22	1.33	1.31	1.31	(0.72)	526,672	14
12-31-10	14.98	(0.07)	4.04	3.97	—	—	—	—	—	18.95	26.50	1.33	1.31†	1.31†	(0.41)†	560,004	19
Class S2
06-30-15	30.43	(0.05)•	0.95	0.90	—	—	—	—	—	31.33	2.96	1.48	1.38	1.38	(0.32)	6,849	2
12-31-14	29.75	0.02	1.17	1.19	0.04	0.47	—	0.51	—	30.43	4.17	1.48	1.38	1.38	0.05	6,874	10
12-31-13	22.62	(0.03)•	8.61	8.58	0.39	1.06	—	1.45	—	29.75	38.68	1.49	1.39	1.39	(0.11)	6,312	8
12-31-12	18.93	0.36•	3.33	3.69	—	—	—	—	—	22.62	19.49	1.52	1.42	1.42	1.70	1,427	15
12-31-11	18.55	(0.13)•	0.51	0.38	—	—	—	—	—	18.93	2.05	1.58	1.48	1.48	(0.68)	339	14
12-31-10	14.69	(0.09)	3.95	3.86	—	—	—	—	—	18.55	26.28	1.58	1.48†	1.48†	(0.58)†	6	19
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-15	24.00	0.07•	0.64	0.71	—	—	—	—	—	24.71	2.96	1.44	1.18	1.17	0.57	19,985	34
12-31-14	24.56	0.14•	2.70	2.84	0.17	3.23	—	3.40	—	24.00	12.50	1.44	1.18	1.17	0.56	17,942	72
12-31-13	18.49	0.11	6.23	6.34	0.27	—	—	0.27	—	24.56	34.42	1.46	1.24	1.23	0.55	15,554	128
12-31-12	16.53	0.15	1.83	1.98	0.02	—	—	0.02	—	18.49	11.99	1.44	1.25	1.25	0.86	10,347	20
12-31-11	17.57	0.05•	(0.93)	(0.88)	0.16	—	—	0.16	—	16.53	(4.92)	1.40	1.38	1.38	0.31	9,266	12
12-31-10	15.77	0.05•	1.80	1.85	0.05	—	—	0.05	—	17.57	11.79	1.40	1.38	1.38	0.30	8,442	15
Class I
06-30-15	24.82	0.13•	0.66	0.79	—	—	—	—	—	25.61	3.18	0.94	0.68	0.67	1.07	11,378	34
12-31-14	25.24	0.27	2.79	3.06	0.25	3.23	—	3.48	—	24.82	13.09	0.94	0.68	0.67	1.07	11,751	72
12-31-13	18.96	0.18•	6.45	6.63	0.35	—	—	0.35	—	25.24	35.18	0.96	0.74	0.72	0.87	10,991	128
12-31-12	16.94	0.25•	1.87	2.12	0.10	—	—	0.10	—	18.96	12.56	0.94	0.75	0.75	1.37	92,694	20
12-31-11	17.99	0.14	(0.97)	(0.83)	0.22	—	—	0.22	—	16.94	(4.52)	0.90	0.88	0.88	0.80	109,831	12
12-31-10	16.12	0.12•	1.85	1.97	0.10	—	—	0.10	—	17.99	12.33	0.90	0.88	0.88	0.74	143,679	15
Class S
06-30-15	24.45	0.10•	0.65	0.75	—	—	—	—	—	25.20	3.07	1.19	0.93	0.92	0.82	319,711	34
12-31-14	24.93	0.21	2.75	2.96	0.21	3.23	—	3.44	—	24.45	12.81	1.19	0.93	0.92	0.82	331,659	72
12-31-13	18.75	0.18•	6.30	6.48	0.30	—	—	0.30	—	24.93	34.74	1.21	0.99	0.98	0.80	327,459	128
12-31-12	16.75	0.20•	1.85	2.05	0.05	—	—	0.05	—	18.75	12.27	1.19	1.00	1.00	1.09	272,420	20
12-31-11	17.76	0.09•	(0.93)	(0.84)	0.17	—	—	0.17	—	16.75	(4.63)	1.15	1.13	1.13	0.56	270,261	12
12-31-10	15.93	0.09	1.81	1.90	0.07	—	—	0.07	—	17.76	11.99	1.15	1.13	1.13	0.51	328,415	15
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-15	16.23	(0.02)•	0.70	0.68	—	—	—	—	—	16.91	4.19	1.39	1.36	1.35	(0.20)	29,964	25
12-31-14	15.63	0.03•	0.61	0.64	0.04	—	—	0.04	—	16.23	4.12	1.39	1.36	1.35	0.18	30,927	52
12-31-13	11.28	0.01•	4.44	4.45	0.10	—	—	0.10	—	15.63	39.58	1.38	1.36	1.36	0.10	12,246	39
12-31-12	9.92	0.06	1.33	1.39	0.03	—	—	0.03	—	11.28	14.01	1.39	1.39	1.37	0.69	6,763	44
12-31-11	10.29	(0.01)	(0.30)	(0.31)	0.06	—	—	0.06	—	9.92	(2.96)	1.40	1.40	1.38	0.06	4,677	36
12-31-10	8.36	0.02•	2.04	2.06	0.13	—	—	0.13	—	10.29	24.98	1.40	1.40†	1.37†	0.25†	2,071	62
Class I
06-30-15	16.67	0.03•	0.71	0.74	—	—	—	—	—	17.41	4.44	0.89	0.86	0.85	0.30	48,957	25
12-31-14	15.99	0.11•	0.63	0.74	0.06	—	—	0.06	—	16.67	4.68	0.89	0.86	0.85	0.67	49,412	52
12-31-13	11.51	0.08•	4.54	4.62	0.14	—	—	0.14	—	15.99	40.27	0.88	0.86	0.86	0.60	23,620	39
12-31-12	10.10	0.12•	1.35	1.47	0.06	—	—	0.06	—	11.51	14.56	0.89	0.89	0.87	1.14	16,180	44
12-31-11	10.44	0.03•	(0.30)	(0.27)	0.07	—	—	0.07	—	10.10	(2.48)	0.90	0.90	0.88	0.31	17,304	36
12-31-10	8.46	0.06	2.06	2.12	0.14	—	—	0.14	—	10.44	25.48	0.90	0.90†	0.87†	0.67†	55,866	62
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Columbia Small Cap Value II Portfolio (continued)
Class S
06-30-15	16.58	0.01	0.71	0.72	—	—	—	—	—	17.30	4.34	1.14	1.11	1.10	0.05	153,648	25
12-31-14	15.92	0.06	0.63	0.69	0.03	—	—	0.03	—	16.58	4.33	1.14	1.11	1.10	0.36	160,726	52
12-31-13	11.46	0.05•	4.52	4.57	0.11	—	—	0.11	—	15.92	39.97	1.13	1.11	1.11	0.34	161,750	39
12-31-12	10.06	0.10•	1.33	1.43	0.03	—	—	0.03	—	11.46	14.20	1.14	1.14	1.12	0.88	135,653	44
12-31-11	10.39	0.03	(0.32)	(0.29)	0.04	—	—	0.04	—	10.06	(2.69)	1.15	1.15	1.13	0.21	138,626	36
12-31-10	8.41	0.04•	2.06	2.10	0.12	—	—	0.12	—	10.39	25.28	1.15	1.15†	1.12†	0.41†	167,293	62
Class S2
06-30-15	16.20	(0.02)	0.70	0.68	—	—	—	—	—	16.88	4.20	1.39	1.26	1.25	(0.10)	4,820	25
12-31-14	15.59	0.05•	0.61	0.66	0.05	—	—	0.05	—	16.20	4.28	1.39	1.26	1.25	0.30	3,967	52
12-31-13	11.24	0.02	4.43	4.45	0.10	—	—	0.10	—	15.59	39.68	1.38	1.26	1.26	0.19	978	39
12-31-12	9.90	0.07	1.32	1.39	0.05	—	—	0.05	—	11.24	14.07	1.39	1.29	1.27	0.76	604	44
12-31-11	10.27	0.04	(0.35)	(0.31)	0.06	—	—	0.06	—	9.90	(2.88)	1.40	1.30	1.28	0.49	436	36
12-31-10	8.33	0.03	2.03	2.06	0.12	—	—	0.12	—	10.27	25.04	1.40	1.30†	1.27†	0.29†	6	62
VY® Invesco Comstock Portfolio
Class ADV
06-30-15	16.42	0.09•	0.00*	0.09	—	—	—	—	—	16.51	0.55	1.24	1.22	1.22	1.09	38,375	12
12-31-14	15.34	0.19	1.17	1.36	0.28	—	—	0.28	—	16.42	8.82	1.24	1.22	1.22	1.20	41,258	26
12-31-13	11.44	0.11	3.87	3.98	0.08	—	—	0.08	—	15.34	34.79	1.24	1.24	1.24	0.87	36,783	15
12-31-12	9.77	0.13	1.66	1.79	0.12	—	—	0.12	—	11.44	18.30	1.28	1.27	1.26	1.25	22,633	18
12-31-11	10.13	0.11	(0.35)	(0.24)	0.12	—	—	0.12	—	9.77	(2.32)	1.35	1.31	1.31	1.09	17,338	23
12-31-10	8.92	0.09	1.23	1.32	0.11	—	—	0.11	—	10.13	14.81	1.35	1.31†	1.31†	0.90†	17,041	23
Class I
06-30-15	16.55	0.14•	(0.01)	0.13	—	—	—	—	—	16.68	0.79	0.74	0.72	0.72	1.63	190,415	12
12-31-14	15.45	0.28	1.17	1.45	0.35	—	—	0.35	—	16.55	9.39	0.74	0.72	0.72	1.70	143,633	26
12-31-13	11.51	0.19•	3.89	4.08	0.14	—	—	0.14	—	15.45	35.47	0.74	0.74	0.74	1.38	58,373	15
12-31-12	9.83	0.19•	1.66	1.85	0.17	—	—	0.17	—	11.51	18.83	0.78	0.77	0.76	1.74	48,793	18
12-31-11	10.19	0.16	(0.35)	(0.19)	0.17	—	—	0.17	—	9.83	(1.81)	0.85	0.81	0.81	1.59	45,814	23
12-31-10	8.97	0.14	1.23	1.37	0.15	—	—	0.15	—	10.19	15.38	0.85	0.81†	0.81†	1.40†	49,022	23
Class S
06-30-15	16.53	0.11•	0.00*	0.11	—	—	—	—	—	16.64	0.67	0.99	0.97	0.97	1.34	354,311	12
12-31-14	15.43	0.24	1.17	1.41	0.31	—	—	0.31	—	16.53	9.13	0.99	0.97	0.97	1.44	383,997	26
12-31-13	11.51	0.15•	3.88	4.03	0.11	—	—	0.11	—	15.43	35.00	0.99	0.99	0.99	1.13	367,659	15
12-31-12	9.82	0.16•	1.67	1.83	0.14	—	—	0.14	—	11.51	18.66	1.03	1.02	1.01	1.49	259,717	18
12-31-11	10.18	0.15	(0.37)	(0.22)	0.14	—	—	0.14	—	9.82	(2.09)	1.10	1.06	1.06	1.34	238,369	23
12-31-10	8.96	0.11	1.24	1.35	0.13	—	—	0.13	—	10.18	15.13	1.10	1.06†	1.06†	1.15†	264,791	23
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-15	46.25	0.25•	0.24	0.49	—	—	—	—	—	46.74	1.06	1.16	1.14	1.14	1.06	52,349	73
12-31-14	44.34	0.61•	3.09	3.70	0.55	1.24	—	1.79	—	46.25	8.43	1.16	1.14	1.14	1.34	52,407	157
12-31-13	36.01	0.49•	8.27	8.76	0.43	—	—	0.43	—	44.34	24.33	1.18	1.15	1.15	1.19	32,942	37
12-31-12	32.57	0.53•	3.45	3.98	0.54	—	—	0.54	—	36.01	12.23	1.18	1.15	1.15	1.52	19,776	27
12-31-11	33.75	0.49•	(1.04)	(0.55)	0.63	—	—	0.63	—	32.57	(1.58)	1.15	1.15	1.15	1.46	22,313	20
12-31-10	30.64	0.46•	3.13	3.59	0.48	—	—	0.48	—	33.75	11.77	1.15	1.15†	1.15†	1.44†	14,995	38
Class I
06-30-15	46.93	0.37•	0.26	0.63	—	—	—	—	—	47.56	1.34	0.66	0.64	0.64	1.56	663,674	73
12-31-14	44.92	0.87•	3.11	3.98	0.73	1.24	—	1.97	—	46.93	8.96	0.66	0.64	0.64	1.87	694,569	157
12-31-13	36.43	0.71•	8.38	9.09	0.60	—	—	0.60	—	44.92	24.96	0.68	0.65	0.65	1.70	561,393	37
12-31-12	33.05	0.71•	3.51	4.22	0.84	—	—	0.84	—	36.43	12.79	0.68	0.65	0.65	2.01	499,847	27
12-31-11	34.22	0.66•	(1.05)	(0.39)	0.78	—	—	0.78	—	33.05	(1.08)	0.65	0.65	0.65	1.93	530,983	20
12-31-10	31.03	0.63•	3.18	3.81	0.62	—	—	0.62	—	34.22	12.32	0.65	0.65†	0.65†	1.96†	594,282	38
Class S
06-30-15	46.59	0.30•	0.26	0.56	—	—	—	—	—	47.15	1.20	0.91	0.89	0.89	1.31	815,058	73
12-31-14	44.65	0.64•	3.20	3.84	0.66	1.24	—	1.90	—	46.59	8.69	0.91	0.89	0.89	1.39	889,726	157
12-31-13	36.23	0.60•	8.32	8.92	0.50	—	—	0.50	—	44.65	24.64	0.93	0.90	0.90	1.45	271,953	37
12-31-12	32.81	0.62•	3.48	4.10	0.68	—	—	0.68	—	36.23	12.52	0.93	0.90	0.90	1.76	198,595	27
12-31-11	33.97	0.57•	(1.04)	(0.47)	0.69	—	—	0.69	—	32.81	(1.33)	0.90	0.90	0.90	1.67	205,145	20
12-31-10	30.81	0.54•	3.16	3.70	0.54	—	—	0.54	—	33.97	12.05	0.90	0.90†	0.90†	1.71†	240,865	38
Class S2
06-30-15	46.03	0.27•	0.25	0.52	—	—	—	—	—	46.55	1.13	1.16	1.02	1.02	1.18	490,980	73
12-31-14	44.13	0.43•	3.29	3.72	0.58	1.24	—	1.82	—	46.03	8.54	1.16	1.02	1.02	0.95	522,608	157
12-31-13	35.87	0.54•	8.24	8.78	0.52	—	—	0.52	—	44.13	24.47	1.18	1.05	1.05	1.31	4,078	37
12-31-12	32.52	0.56•	3.45	4.01	0.66	—	—	0.66	—	35.87	12.34	1.18	1.05	1.05	1.60	1,540	27
12-31-11	33.70	0.52•	(1.03)	(0.51)	0.67	—	—	0.67	—	32.52	(1.48)	1.15	1.05	1.05	1.55	967	20
12-31-10	30.62	0.50•	3.12	3.62	0.54	—	—	0.54	—	33.70	11.88	1.15	1.05†	1.05†	1.61†	843	38
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-15	22.47	0.03•	0.28	0.31	—	—	—	—	—	22.78	1.38	1.36	1.36	1.36	0.25	95,539	7
12-31-14	20.96	0.11	2.84	2.95	0.14	1.30	—	1.44	—	22.47	14.66	1.36	1.36	1.36	0.54	91,446	22
12-31-13	16.57	0.06	5.07	5.13	0.08	0.66	—	0.74	—	20.96	31.26	1.36	1.36	1.36	0.39	78,395	25
12-31-12	13.91	0.09	2.65	2.74	0.08	—	—	0.08	—	16.57	19.69	1.43	1.43	1.43	0.64	42,637	28
12-31-11	13.78	0.07	0.15	0.22	0.09	—	—	0.09	—	13.91	1.60	1.50	1.50	1.50	0.54	30,671	36
12-31-10	11.30	0.07	2.48	2.55	0.07	—	—	0.07	—	13.78	22.63	1.50	1.50†	1.50†	0.69†	26,954	40
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Mid Cap Value Portfolio (continued)
Class I
06-30-15	22.85	0.09•	0.28	0.37	—	—	—	—	—	23.22	1.62	0.86	0.86	0.86	0.74	266,006	7
12-31-14	21.27	0.23	2.89	3.12	0.24	1.30	—	1.54	—	22.85	15.27	0.86	0.86	0.86	1.02	272,496	22
12-31-13	16.79	0.16	5.14	5.30	0.16	0.66	—	0.82	—	21.27	31.89	0.86	0.86	0.86	0.88	256,705	25
12-31-12	14.08	0.17	2.69	2.86	0.15	—	—	0.15	—	16.79	20.33	0.93	0.93	0.93	1.15	171,485	28
12-31-11	13.95	0.15	0.13	0.28	0.15	—	—	0.15	—	14.08	2.07	1.00	1.00	1.00	1.03	125,233	36
12-31-10	11.42	0.14	2.52	2.66	0.13	—	—	0.13	—	13.95	23.30	1.00	1.00†	1.00†	1.18†	126,864	40
Class S
06-30-15	22.70	0.06•	0.28	0.34	—	—	—	—	—	23.04	1.50	1.11	1.11	1.11	0.49	337,717	7
12-31-14	21.14	0.18	2.86	3.04	0.18	1.30	—	1.48	—	22.70	14.99	1.11	1.11	1.11	0.75	352,277	22
12-31-13	16.70	0.11	5.11	5.22	0.12	0.66	—	0.78	—	21.14	31.54	1.11	1.11	1.11	0.63	380,688	25
12-31-12	14.01	0.13	2.67	2.80	0.11	—	—	0.11	—	16.70	20.02	1.18	1.18	1.18	0.89	248,115	28
12-31-11	13.88	0.11	0.14	0.25	0.12	—	—	0.12	—	14.01	1.82	1.25	1.25	1.25	0.78	178,083	36
12-31-10	11.37	0.11	2.50	2.61	0.10	—	—	0.10	—	13.88	22.97	1.25	1.25†	1.25†	0.94†	172,465	40
Class S2
06-30-15	22.40	0.04•	0.28	0.32	—	—	—	—	—	22.72	1.43	1.36	1.26	1.26	0.33	4,657	7
12-31-14	20.89	0.13	2.84	2.97	0.16	1.30	—	1.46	—	22.40	14.81	1.36	1.26	1.26	0.63	5,643	22
12-31-13	16.52	0.10•	5.03	5.13	0.10	0.66	—	0.76	—	20.89	31.37	1.36	1.26	1.26	0.50	5,066	25
12-31-12	13.88	0.14•	2.62	2.76	0.12	—	—	0.12	—	16.52	19.86	1.43	1.33	1.33	0.86	2,664	28
12-31-11	13.79	0.13•	0.10	0.23	0.14	—	—	0.14	—	13.88	1.67	1.50	1.40	1.40	0.97	178	36
12-31-10	11.30	0.09	2.48	2.57	0.08	—	—	0.08	—	13.79	22.75	1.50	1.40†	1.40†	0.76†	5	40
VY® Oppenheimer Global Portfolio
Class ADV
06-30-15	18.21	0.12•	1.75	1.87	—	—	—	—	—	20.08	10.27	1.25	1.25	1.25	1.22	112,173	5
12-31-14	18.28	0.15	0.19	0.34	0.15	0.26	—	0.41	—	18.21	1.86	1.25	1.25	1.25	0.81	101,077	12
12-31-13	14.60	0.12•	3.73	3.85	0.17	—	—	0.17	—	18.28	26.46	1.26	1.26	1.26	0.70	102,691	11
12-31-12	12.15	0.14	2.42	2.56	0.11	—	—	0.11	—	14.60	21.18	1.22	1.22	1.22	1.00	76,791	13
12-31-11	13.46	0.13	(1.29)	(1.16)	0.15	—	—	0.15	—	12.15	(8.60)	1.16	1.16	1.16	0.96	65,051	12
12-31-10	11.83	0.11•	1.69	1.80	0.17	—	—	0.17	—	13.46	15.42	1.16	1.16†	1.16†	0.88†	71,603	15
Class I
06-30-15	18.84	0.17•	1.83	2.00	—	—	—	—	—	20.84	10.62	0.75	0.75	0.75	1.72	1,405,253	5
12-31-14	18.89	0.25•	0.19	0.44	0.23	0.26	—	0.49	—	18.84	2.32	0.75	0.75	0.75	1.32	1,320,671	12
12-31-13	15.06	0.21•	3.85	4.06	0.23	—	—	0.23	—	18.89	27.12	0.76	0.76	0.76	1.22	1,481,760	11
12-31-12	12.54	0.21•	2.49	2.70	0.18	—	—	0.18	—	15.06	21.70	0.72	0.72	0.72	1.52	1,324,037	13
12-31-11	13.88	0.20•	(1.34)	(1.14)	0.20	—	—	0.20	—	12.54	(8.13)	0.66	0.66	0.66	1.46	1,234,551	12
12-31-10	12.17	0.18•	1.74	1.92	0.21	—	—	0.21	—	13.88	16.06	0.66	0.66†	0.66†	1.40†	1,479,319	15
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Oppenheimer Global Portfolio (continued)
Class S
06-30-15	18.28	0.15•	1.76	1.91	—	—	—	—	—	20.19	10.45	1.00	1.00	1.00	1.50	253,873	5
12-31-14	18.34	0.20•	0.18	0.38	0.18	0.26	—	0.44	—	18.28	2.09	1.00	1.00	1.00	1.08	215,383	12
12-31-13	14.63	0.15	3.76	3.91	0.20	—	—	0.20	—	18.34	26.85	1.01	1.01	1.01	0.96	252,672	11
12-31-12	12.19	0.17•	2.41	2.58	0.14	—	—	0.14	—	14.63	21.33	0.97	0.97	0.97	1.26	192,122	13
12-31-11	13.50	0.16	(1.30)	(1.14)	0.17	—	—	0.17	—	12.19	(8.38)	0.91	0.91	0.91	1.20	171,755	12
12-31-10	11.84	0.14•	1.70	1.84	0.18	—	—	0.18	—	13.50	15.80	0.91	0.91†	0.91†	1.17†	184,961	15
Class S2
06-30-15	17.88	0.12•	1.74	1.86	—	—	—	—	—	19.74	10.40	1.25	1.15	1.15	1.31	4,712	5
12-31-14	17.98	0.16•	0.18	0.34	0.18	0.26	—	0.44	—	17.88	1.91	1.25	1.15	1.15	0.91	4,827	12
12-31-13	14.37	0.11•	3.70	3.81	0.20	—	—	0.20	—	17.98	26.66	1.26	1.16	1.16	0.67	4,287	11
12-31-12	12.01	0.13•	2.39	2.52	0.16	—	—	0.16	—	14.37	21.17	1.22	1.12	1.12	1.01	2,082	13
12-31-11	13.36	0.06•	(1.21)	(1.15)	0.20	—	—	0.20	—	12.01	(8.52)	1.16	1.06	1.06	0.52	755	12
12-31-10	11.73	0.12	1.68	1.80	0.17	—	—	0.17	—	13.36	15.63	1.16	1.06†	1.06†	0.98†	5	15
VY® Pioneer High Yield Portfolio
Class I
06-30-15	11.87	0.30•	0.21	0.51	0.30	—	—	0.30	—	12.08	4.32	0.76	0.71	0.71	4.98	112,018	17
12-31-14	12.41	0.58	(0.53)	0.05	0.59	—	—	0.59	—	11.87	0.27	0.76	0.71	0.71	4.73	117,617	35
12-31-13	11.60	0.60•	0.80	1.40	0.59	—	—	0.59	—	12.41	12.33	0.73	0.71	0.71	4.93	119,042	51
12-31-12	10.55	0.63•	1.04	1.67	0.62	—	—	0.62	—	11.60	16.21	0.75	0.71	0.71	5.58	104,882	34
12-31-11	11.24	0.63	(0.70)	(0.07)	0.62	—	—	0.62	—	10.55	(0.72)	0.77	0.71	0.71	5.64	87,529	41
12-31-10	10.05	0.65	1.19	1.84	0.65	—	—	0.65	—	11.24	19.02	0.75	0.71†	0.71†	6.23†	98,394	41
Class S
06-30-15	11.86	0.28•	0.22	0.50	0.29	—	—	0.29	—	12.07	4.19	1.01	0.96	0.96	4.74	4,644	17
12-31-14	12.39	0.56•	(0.53)	0.03	0.56	—	—	0.56	—	11.86	0.10	1.01	0.96	0.96	4.50	4,412	35
12-31-13	11.58	0.57•	0.80	1.37	0.56	—	—	0.56	—	12.39	12.07	0.98	0.96	0.96	4.67	3,406	51
12-31-12	10.54	0.57	1.07	1.64	0.60	—	—	0.60	—	11.58	15.84	1.00	0.96	0.96	5.39	4,089	34
12-31-11	11.23	0.60•	(0.69)	(0.09)	0.60	—	—	0.60	—	10.54	(0.97)	1.02	0.96	0.96	5.34	1,712	41
12-31-10	10.04	0.62•	1.19	1.81	0.62	—	—	0.62	—	11.23	18.73	1.00	0.96†	0.96†	5.97†	2,307	41
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-15	11.43	(0.02)•	0.72	0.70	—	—	—	—	—	12.13	6.12	1.27	1.27	1.27	(0.34)	31,256	13
12-31-14	11.08	(0.03)	1.21	1.18	0.00*	0.83	—	0.83	—	11.43	11.29	1.28	1.27	1.27	(0.28)	29,356	27
12-31-13	8.35	(0.03)	2.90	2.87	0.02	0.12	—	0.14	—	11.08	34.46	1.27	1.25	1.25	(0.32)	27,222	20
12-31-12	7.89	0.01	1.19	1.20	0.00*	0.74	—	0.74	—	8.35	15.70	1.24	1.22	1.22	0.14	21,538	17
12-31-11	8.25	(0.03)	(0.32)	(0.35)	0.01	—	—	0.01	—	7.89	(4.23)	1.16	1.16	1.16	(0.28)	18,993	38
12-31-10	6.46	(0.01)	1.80	1.79	0.00*	—	—	0.00*	—	8.25	27.79	1.16	1.16	1.16	(0.13)	31,927	28
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-15	12.13	0.01	0.77	0.78	—	—	—	—	—	12.91	6.43	0.77	0.77	0.77	0.16	828,494	13
12-31-14	11.68	0.03	1.28	1.31	0.03	0.83	—	0.86	—	12.13	11.82	0.78	0.77	0.77	0.22	796,856	27
12-31-13	8.76	0.02	3.05	3.07	0.03	0.12	—	0.15	—	11.68	35.18	0.77	0.75	0.75	0.17	804,053	20
12-31-12	8.25	0.06	1.23	1.29	0.04	0.74	—	0.78	—	8.76	16.13	0.74	0.72	0.72	0.61	668,143	17
12-31-11	8.60	0.02	(0.34)	(0.32)	0.03	—	—	0.03	—	8.25	(3.71)	0.66	0.66	0.66	0.25	663,904	38
12-31-10	6.71	0.03	1.88	1.91	0.02	—	—	0.02	—	8.60	28.51	0.66	0.66	0.66	0.37	762,608	28
Class S
06-30-15	11.87	(0.01)	0.75	0.74	—	—	—	—	—	12.61	6.23	1.02	1.02	1.02	(0.09)	29,266	13
12-31-14	11.44	(0.00)*	1.26	1.26	0.00*	0.83	—	0.83	—	11.87	11.65	1.03	1.02	1.02	(0.02)	30,412	27
12-31-13	8.60	(0.00)*	2.98	2.98	0.02	0.12	—	0.14	—	11.44	34.74	1.02	1.00	1.00	(0.06)	29,284	20
12-31-12	8.11	0.03	1.22	1.25	0.02	0.74	—	0.76	—	8.60	15.87	0.99	0.97	0.97	0.35	18,731	17
12-31-11	8.45	0.00*	(0.33)	(0.33)	0.01	—	—	0.01	—	8.11	(3.89)	0.91	0.91	0.91	0.01	21,669	38
12-31-10	6.60	0.01	1.84	1.85	0.00*	—	—	0.00*	—	8.45	28.12	0.91	0.91	0.91	0.12	23,701	28
Class S2
06-30-15	11.44	(0.02)	0.73	0.71	—	—	—	—	—	12.15	6.21	1.27	1.17	1.17	(0.24)	4,116	13
12-31-14	11.08	(0.01)	1.20	1.19	0.00*	0.83	—	0.83	—	11.44	11.39	1.28	1.17	1.17	(0.13)	3,893	27
12-31-13	8.34	(0.02)	2.90	2.88	0.02	0.12	—	0.14	—	11.08	34.62	1.27	1.15	1.15	(0.23)	1,013	20
12-31-12	7.89	0.02	1.19	1.21	0.02	0.74	—	0.76	—	8.34	15.73	1.24	1.12	1.12	0.29	1,025	17
12-31-11	8.25	(0.00)*	(0.34)	(0.34)	0.02	—	—	0.02	—	7.89	(4.07)	1.16	1.06	1.06	(0.07)	739	38
12-31-10	6.45	(0.00)*	1.80	1.80	0.00*	—	—	0.00*	—	8.25	27.99	1.16	1.06	1.06	(0.03)	6	28
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-15	86.54	(0.22)•	6.07	5.85	—	—	—	—	—	92.39	6.76	1.23	1.22	1.22	(0.49)	185,084	21
12-31-14	86.20	(0.42)	7.08	6.66	—	6.32	—	6.32	—	86.54	8.16	1.24	1.23	1.23	(0.50)	171,971	35
12-31-13	62.23	(0.38)•	24.36	23.98	0.01	—	—	0.01	—	86.20	38.54	1.24	1.23	1.23	(0.53)	164,865	41
12-31-12	52.59	(0.16)•	9.80	9.64	—	—	—	—	—	62.23	18.33	1.24	1.23	1.23	(0.26)	112,773	38
12-31-11	53.43	(0.27)•	(0.57)	(0.84)	—	—	—	—	—	52.59	(1.57)	1.25	1.24	1.24	(0.50)	92,701	28
12-31-10	45.97	(0.21)	7.69	7.48	0.02	—	—	0.02	—	53.43	16.27	1.25	1.25	1.25	(0.48)	102,242	41
Class I
06-30-15	90.15	0.01	6.33	6.34	—	—	—	—	—	96.49	7.03	0.73	0.72	0.72	0.01	1,057,148	21
12-31-14	89.11	0.00*	7.36	7.36	—	6.32	—	6.32	—	90.15	8.69	0.74	0.73	0.73	0.00*	1,036,976	35
12-31-13	64.01	(0.02)	25.13	25.11	0.01	—	—	0.01	—	89.11	39.24	0.74	0.73	0.73	(0.03)	1,069,544	41
12-31-12	53.91	0.14•	10.06	10.20	0.10	—	—	0.10	—	64.01	18.92	0.74	0.73	0.73	0.22	801,969	38
12-31-11	54.49	0.00*	(0.58)	(0.58)	—	—	—	—	—	53.91	(1.06)	0.75	0.74	0.74	0.00*	722,532	28
12-31-10	46.65	0.01	7.85	7.86	0.02	—	—	0.02	—	54.49	16.86	0.75	0.75	0.75	0.02	808,032	41
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Growth Equity Portfolio (continued)
Class S
06-30-15	88.33	(0.11)•	6.20	6.09	—	—	—	—	—	94.42	6.89	0.98	0.97	0.97	(0.24)	403,191	21
12-31-14	87.65	(0.22)	7.22	7.00	—	6.32	—	6.32	—	88.33	8.42	0.99	0.98	0.98	(0.25)	360,966	35
12-31-13	63.12	(0.20)•	24.74	24.54	0.01	—	—	0.01	—	87.65	38.89	0.99	0.98	0.98	(0.28)	367,958	41
12-31-12	53.21	(0.00)*	9.91	9.91	—	—	—	—	—	63.12	18.62	0.99	0.98	0.98	(0.00)*	238,987	38
12-31-11	53.92	(0.13)	(0.58)	(0.71)	—	—	—	—	—	53.21	(1.32)	1.00	0.99	0.99	(0.24)	173,070	28
12-31-10	46.27	(0.11)	7.78	7.67	0.02	—	—	0.02	—	53.92	16.58	1.00	1.00	1.00	(0.24)	171,878	41
Class S2
06-30-15	87.05	(0.17)•	6.10	5.93	—	—	—	—	—	92.98	6.81	1.23	1.12	1.12	(0.38)	4,878	21
12-31-14	86.59	(0.33)•	7.11	6.78	—	6.32	—	6.32	—	87.05	8.26	1.24	1.13	1.13	(0.38)	4,616	35
12-31-13	62.45	(0.31)•	24.46	24.15	0.01	—	—	0.01	—	86.59	38.68	1.24	1.13	1.13	(0.43)	2,482	41
12-31-12	52.72	(0.09)	9.82	9.73	—	—	—	—	—	62.45	18.46	1.24	1.13	1.13	(0.16)	1,534	38
12-31-11	53.51	(0.17)•	(0.62)	(0.79)	—	—	—	—	—	52.72	(1.48)	1.25	1.14	1.14	(0.32)	622	28
12-31-10	45.99	(0.18)	7.72	7.54	0.02	—	—	0.02	—	53.51	16.39	1.25	1.15	1.15	(0.37)	5	41
VY® Templeton Foreign Equity Portfolio
Class ADV
06-30-15	11.91	0.16•	0.59	0.75	—	—	—	—	—	12.66	6.30	1.44	1.42	1.42	2.60	41,117	5
12-31-14	13.07	0.36•	(1.26)	(0.90)	0.26	—	—	0.26	—	11.91	(7.01)	1.44	1.42	1.42	2.81	40,973	10
12-31-13	11.05	0.20•	1.96	2.16	0.14	—	—	0.14	—	13.07	19.68	1.44	1.42	1.42	1.64	46,583	12
12-31-12	9.45	0.17•	1.55	1.72	0.12	—	—	0.12	—	11.05	18.32	1.46	1.44	1.44	1.71	36,360	9
12-31-11	10.99	0.20•	(1.57)	(1.37)	0.17	—	—	0.17	—	9.45	(12.42)	1.48	1.48	1.48	1.94	23,120	14
12-31-10	10.36	0.13•	0.70	0.83	0.20	—	—	0.20	—	10.99	8.25	1.46	1.46	1.46	1.33	15,178	14
Class I
06-30-15	12.04	0.20•	0.60	0.80	—	—	—	—	—	12.84	6.64	0.94	0.92	0.92	3.13	223,699	5
12-31-14	13.21	0.43•	(1.28)	(0.85)	0.32	—	—	0.32	—	12.04	(6.59)	0.94	0.92	0.92	3.27	215,838	10
12-31-13	11.15	0.29•	1.95	2.24	0.18	—	—	0.18	—	13.21	20.28	0.94	0.92	0.92	2.47	277,773	12
12-31-12	9.52	0.22•	1.56	1.78	0.15	—	—	0.15	—	11.15	18.89	0.96	0.94	0.94	2.15	375,814	9
12-31-11	11.05	0.26•	(1.59)	(1.33)	0.20	—	—	0.20	—	9.52	(12.00)	0.98	0.98	0.98	2.42	289,934	14
12-31-10	10.40	0.19•	0.70	0.89	0.24	—	—	0.24	—	11.05	8.87	0.96	0.96	0.96	1.89	401,997	14
Class S
06-30-15	11.95	0.18•	0.60	0.78	—	—	—	—	—	12.73	6.53	1.19	1.17	1.17	2.85	579,895	5
12-31-14	13.12	0.40•	(1.28)	(0.88)	0.29	—	—	0.29	—	11.95	(6.87)	1.19	1.17	1.17	3.10	584,346	10
12-31-13	11.08	0.23•	1.97	2.20	0.16	—	—	0.16	—	13.12	20.05	1.19	1.17	1.17	1.91	709,362	12
12-31-12	9.48	0.14•	1.60	1.74	0.14	—	—	0.14	—	11.08	18.64	1.21	1.19	1.19	1.38	648,985	9
12-31-11	11.00	0.25•	(1.59)	(1.34)	0.18	—	—	0.18	—	9.48	(12.21)	1.23	1.23	1.23	2.29	204,315	14
12-31-10	10.36	0.17	0.69	0.86	0.22	—	—	0.22	—	11.00	8.59	1.21	1.21	1.21	1.68	275,408	14
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Templeton Foreign Equity Portfolio (continued)
Class S2
06-30-15	11.90	0.18•	0.58	0.76	—	—	—	—	—	12.66	6.39	1.44	1.32	1.32	2.80	2,381	5
12-31-14	13.07	0.34	(1.23)	(0.89)	0.28	—	—	0.28	—	11.90	(6.99)	1.44	1.32	1.32	2.80	2,065	10
12-31-13	11.04	0.21•	1.97	2.18	0.15	—	—	0.15	—	13.07	19.88	1.44	1.32	1.32	1.80	2,158	12
12-31-12	9.45	0.17	1.55	1.72	0.13	—	—	0.13	—	11.04	18.40	1.46	1.34	1.34	1.89	1,310	9
12-31-11	11.01	0.17•	(1.53)	(1.36)	0.20	—	—	0.20	—	9.45	(12.34)	1.48	1.38	1.38	1.67	1,013	14
12-31-10	10.37	0.07•	0.78	0.85	0.21	—	—	0.21	—	11.01	8.53	1.46	1.36	1.36	0.69	102	14

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as an investment option in underlying variable insurance products offered by Directed Services LLC. The Company currently consists of forty-four active separate investment series. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Aggregate Bond Portfolio (“Aggregate Bond”), Voya Global Bond Portfolio (“Global Bond”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”), VY® Oppenheimer Global Portfolio (“Oppenheimer Global”), VY® Pioneer High Yield Portfolio (“Pioneer High Yield”), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”), VY® T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”), and VY® Templeton Foreign Equity Portfolio (“Templeton Foreign Equity”), each a diversified series of the Company. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
The Company is authorized to offer four classes of shares (Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Aggregate Bond and Global Bond. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
On close of business August 14, 2015, Aggregate Bond merged into Voya Intermediate Bond Portfolio, which is not included in this report.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except Pioneer High Yield) declare and pay dividends annually. Pioneer High Yield declares dividends on a daily basis and pays dividends monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
F. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. GAAP for investment companies. Actual results could differ from these estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the U.S dollar appreciates against the currency, while the U.S. dollar value will increase as the U.S dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2015, the maximum amount of loss that Aggregate Bond, Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $157,923, $6,335,738, $675,638 and $551,466, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased OTC options were they to be unwound as of June 30, 2015. To reduce the amount of potential loss to Global Bond, various counterparties have posted $5,760,000 in cash collateral for open OTC transactions at June 30, 2015.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements. There were no credit events during the six months ended June 30, 2015, that triggered any credit related contingent features for each respective Portfolio.
As of June 30, 2015, Aggregate Bond, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of  $257,116, $8,774,143, $150,838 and $351,197, respectively on open forward foreign currency contracts and written OTC options with credit related contingent features.
If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2015, Global Bond had posted $4,220,000 in cash collateral for open OTC derivative transactions with its respective counterparties.
American Century Small-Mid Cap Value had not entered into any Master Agreements with its counterparties as of June 30, 2015. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contracts subject to counterparty credit risk at June 30, 2015.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.
During the six months ended June 30, 2015, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Aggregate Bond*	$62,387,721	$71,781,397
Global Bond**	288,064,755	178,160,507
American Century Small-Mid Cap Value*	141,462	8,945,081
Invesco Comstock*	1,992,282	54,911,390
Invesco Equity and Income*	—	122,217,454

*
For the period ended June 30, 2015, the Portfolios used forward foreign currency contracts primarily to protect their non- U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2015.

**
For the period ended June 30, 2015, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2015.

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2015, Global Bond and Aggregate Bond have purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. During the six months ended June 30, 2015, Pioneer High Yield has purchased futures contracts on equity indices to “equitize cash”. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2015, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2015.
	Purchased	Sold
Aggregate Bond	$131,648,321	$28,804,527
Global Bond	338,082,921	249,714,017
Pioneer High Yield*	—	4,827,840

*
Represents outstanding notional amount at June 30, 2015.

J. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

following exception: The Bank of New York Mellon (“BNY”) provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
K. Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
L. Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2015, Aggregate Bond had pledged $556,210 in cash collateral for open delayed-delivery or when-issued transactions.
M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the six months ended June 30, 2015, Aggregate Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. There were no open purchased or written swaptions at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2015, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency contracts and the table following for open written foreign currency options at June 30, 2015.
During the six months ended June 30, 2015, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following for open written interest rate swaptions at June 30, 2015.
Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2015.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the six months ended June 30, 2015, Aggregate Bond and Global Bond had purchased credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Aggregate Bond and Global Bond used CDX swaps to hedge the credit risk associated with various sectors with the credit markets. For the six months ended June 30, 2015, Aggregate Bond and Global Bond had an average notional amount of $74,007,000 and $28,826,000, respectively, on credit default swaps to buy protection. There were no open credit default swaps to buy protection at June 30, 2015.
For the six months ended June 30, 2015, Pioneer High Yield had sold credit protection on various credit default swap indices to gain additional exposure to the market or certain sectors of the markets. For the six months ended June 30, 2015, Pioneer High Yield had an average notional amount of  $1,107,356 on credit default swaps to sell protection. Please refer to the table following the Summary Portfolio of Investments for open credit default swaps to sell protection at June 30, 2015.
At June 30, 2015, Pioneer High Yield had pledged $150,000 in cash collateral as initial margin for open centrally cleared credit default swaps outstanding at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the six months ended June 30, 2015, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $850,814,167.
For the six months ended June 30, 2015, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $681,684,717.
Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2015.
At June 30, 2015, Global Bond had posted $2,603,000 in cash collateral as initial margin for the open centrally cleared interest rate swaps outstanding at June 30, 2015.
P. Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of Investments for structured products held by Global Bond at June 30, 2015.
Q. Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments at June 30, 2015.
R. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:
	Purchases	Sales
Aggregate Bond	$215,832,563	$271,360,774
Global Bond	149,320,326	184,822,057
American Century Small-Mid Cap Value	112,627,051	125,123,036
Baron Growth	25,215,298	100,631,138
Columbia Contrarian Core	120,436,252	151,402,039
Columbia Small Cap Value II	58,631,042	77,605,454
Invesco Comstock	81,263,130	65,631,195
Invesco Equity and Income	176,765,923	304,711,693
JPMorgan Mid Cap Value	51,827,521	76,606,259
Oppenheimer Global	82,407,733	141,649,985
Pioneer High Yield	19,814,087	25,922,581
T. Rowe Price Diversified Mid Cap Growth	118,493,598	141,297,940
T. Rowe Price Growth Equity	337,566,638	374,102,676
Templeton Foreign Equity	38,049,978	60,108,887

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:
	Purchases	Sales
Aggregate Bond	$1,335,924,008	$1,391,231,947
Global Bond	526,140,732	514,322,880
Invesco Equity and Income	1,264,497,555	1,254,696,730
Pioneer High Yield	—	1,995,041
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. For its services, each Portfolio paid the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio’s average daily net assets during the month. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
Portfolio	Fee
Aggregate Bond	0.44%
Global Bond	0.500% on the first $4 billion; 0.475% on the next $1 billion; 0.450% on the next $1 billion; 0.430% on assets over $6 billion
American Century Small-Mid Cap Value	1.00% on the first $250 million; 0.95% on the next $250 million; 0.90% on assets over $500 million
Baron Growth	0.850% on the first $1 billion; 0.825% on the next $1 billion; 0.800% on assets over $2 billion
Columbia Contrarian Core(1)	0.80% on the first $500 million; 0.75% on the next $500 million; 0.70% on assets over $1 billion
Columbia Small Cap Value II	0.75%
Invesco Comstock	0.60%
Invesco Equity and Income(2)	0.55% on the first $750 million; 0.53% on the next $250 million; 0.51% on assets over $1 billion
JPMorgan Mid Cap Value	0.75% on the first $500 million; 0.65% on the next $500 million; 0.60% on assets over $1 billion
Oppenheimer Global	0.60% on the first $3 billion; 0.58% on the next $1 billion; 0.57% on the next $4 billion; 0.56% on assets over $8 billion
Pioneer High Yield	0.60% on the first $2 billion; 0.50% on the next $1 billion; 0.40% on the next $1 billion; 0.30% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million; 0.75% on assets over $500 million

(1)
Effective January 1, 2015, advisory fee breakpoints were incorporated.

(2)
The Investment Adviser had contractually agreed to waive 0.01% of the fee for Invesco Equity and Income.

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a monthly fee in arrears equal to the following as a percentage of each Portfolio’s average daily net assets during the month. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Portfolio	Fee
Aggregate Bond	0.54%
Global Bond	0.600% on the first $4 billion; 0.575% on the next $1 billion; 0.550% on the next $1 billion; 0.530% on assets over $6 billion
American Century Small-Mid Cap Value	1.10% on the first $250 million; 1.05% on the next $250 million; 1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion; 0.925% on the next $1 billion; 0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million; 0.85% on the next $500 million; 0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85%
Invesco Comstock	0.70%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Invesco Equity and Income(1)	0.65% on the first $750 million; 0.63% on the next $250 million; 0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million; 0.75% on the next $500 million; 0.70% on assets over $1 billion
Oppenheimer Global	0.70% on the first $3 billion; 0.68% on the next $1 billion; 0.67% on the next $4 billion; 0.66% on assets over $8 billion
Pioneer High Yield	0.70% on the first $2 billion; 0.60% on the next $1 billion; 0.50% on the next $1 billion; 0.40% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.74%
T. Rowe Price Growth Equity	0.70%
Templeton Foreign Equity	0.90% on the first $500 million; 0.85% on assets over $500 million

(1)
Effective May 1, 2015, the Investment Adviser has contractually agreed to waive 0.01% of the fee for Invesco Equity and Income.

The Investment Adviser has contractually agreed to waive a portion of the advisory fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock and T. Rowe Price Growth Equity in connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows:
Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate)
In addition, the Investment Adviser has agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total savings in excess of  $500,000 as a result of the aggregated sub-advisory fee schedule of T. Rowe Price Growth Equity and VY® T. Rowe Price Equity Income Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved.
For the six months ended June 30, 2015, the Investment Adviser waived $3,543, $259,493, $52,468, $35,203, $46,747, and $47,984 for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, and T. Rowe Price Growth Equity, respectively. Termination or modification of these obligations requires approval by the Board.
Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign
Equity’s purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. The Investment Adviser will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity’s investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2015.
The Company and DSL have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or DSL may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (* denotes a related party adviser):
Portfolio	Sub-Adviser
Aggregate Bond	Voya Investment Management Co. LLC*
Global Bond	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Oppenheimer Global	OppenheimerFunds, Inc.
Pioneer High Yield	Pioneer Investment Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
Templeton Foreign Equity	Templeton Investment Counsel, LLC
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of each respective Portfolio have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

attributable to its Class ADV and Class S2 shares, as applicable. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The Distributor has agreed to waive an additional 0.02% of the distribution fee for Invesco Equity and Income Class S2 shares. Termination or modification of these obligations requires approval by the Board.
Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. The Distributor has contractually agreed to waive a portion of the servicing fee for Baron Growth so that total net operating expenses do not exceed 1.31% for Class S shares. Termination or modification of this obligation requires approval by the Board.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the six months ended June 30, 2015, Aggregate Bond incurred $292,750 of proxy and solicitation costs associated with the proposed merger with and into Voya Intermediate Bond Portfolio, which is not included in this report. Aggregate Bond and the Investment Adviser shared equally the costs associated with obtaining shareholder approval and the Investment Adviser reimbursed the Portfolio $146,375 of these costs. For the six months ended June 30, 2015, Aggregate Bond incurred $60,100 of information statement costs associated with changes to the Portfolio’s sub-adviser, name, principal investment strategies, and expense structure. The Investment Adviser fully reimbursed the Portfolio for these costs.
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Oppenheimer Global	5.36%
	Pioneer High Yield	24.07
	T. Rowe Price Diversified Mid Cap Growth	13.33
Security Life of Denver Insurance Company	Global Bond	5.67
	Pioneer High Yield	19.86
	T. Rowe Price Diversified Mid Cap Growth	5.56
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Aggregate Bond	31.37
	Global Bond	19.30
	American Century Small-Mid Cap Value	43.62
	Baron Growth	15.43
	Columbia Contrarian Core	5.61
	Columbia Small Cap Value II	6.76
	Invesco Comstock	7.59
	JPMorgan Mid Cap Value	19.22
	Oppenheimer Global	9.88
	T. Rowe Price Growth Equity	16.55
Voya Insurance and Annuity Company	Baron Growth	39.63
	Columbia Contrarian Core	81.90
	Columbia Small Cap Value II	51.68
	Invesco Comstock	43.00
	Invesco Equity and Income	61.57
	JPMorgan Mid Cap Value	25.65
	Oppenheimer Global	10.44
	T. Rowe Price Growth Equity	17.56
	Templeton Foreign Equity	64.83
Voya Retirement Insurance and Annuity Company	Aggregate Bond	63.82
	Global Bond	68.58
	American Century Small-Mid Cap Value	54.13
	Baron Growth	40.08
	Columbia Contrarian Core	9.23
	Columbia Small Cap Value II	33.11
	Invesco Comstock	20.07
	Invesco Equity and Income	32.90
	JPMorgan Mid Cap Value	48.61
	Oppenheimer Global	72.48
	Pioneer High Yield	53.87
	T. Rowe Price Diversified Mid Cap Growth	75.00
	T. Rowe Price Growth Equity	51.70
	Templeton Foreign Equity	24.23
Voya Solution 2025 Portfolio	Invesco Comstock	7.61
Voya Solution 2035 Portfolio	Invesco Comstock	8.83
Voya Solution 2045 Portfolio	Invesco Comstock	6.14
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:
Portfolio	Class ADV	Class I	Class S	Class S2
Aggregate Bond(1)	1.08%	0.58%	0.83%	0.98%
Global Bond	1.10%	0.60%	0.85%	N/A
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
Baron Growth	1.59%	1.09%	1.34%	1.49%
Columbia Contrarian Core(2)	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.65%	1.15%	1.40%	1.55%
Invesco Comstock(3)	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	0.90%	1.05%
JPMorgan Mid Cap Value	1.50%	1.00%	1.25%	1.40%
Oppenheimer Global	1.30%	0.80%	1.05%	1.20%
Pioneer High Yield	N/A	0.71%	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	1.00%	1.15%
Templeton Foreign Equity(4)	1.48%	0.98%	1.23%	1.38%

(1)
Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.05%, 0.55%, 0.80%, and 0.95% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2016, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.21%, 0.71% and 0.96% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.
(3)
Pursuant to a side letter agreement, through May 1, 2016, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(4)
Pursuant to a side letter agreement, through May 1, 2016, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses, except as otherwise noted above, assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
At June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
Portfolio	2016	2017	2018	Total
Aggregate Bond	$100,105	$70,216	$175,140	$345,461
Global Bond	233,224	201,528	158,056	592,808
American Century Small-Mid Cap Value	401,505	490,701	438,988	1,331,194
Invesco Equity and Income	299,263	246,415	192,848	738,526
Pioneer High Yield	6,443	45,939	57,788	110,170
T. Rowe Price Diversified Mid Cap Growth	208,148	152,905	—	361,053
The Expense Limitation Agreement is contractual through May 1, 2016, except for Aggregate Bond, which is through May 1, 2017, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased interest rate swaptions for Aggregate Bond during the period ended June 30, 2015 were as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 8 — PURCHASED AND WRITTEN OPTIONS (continued)

	USD Notional	Cost
Balance at 12/31/2014	—	$—
Options Purchased	140,392,000	343,531
Options Terminated in Closing Sell Transactions	(140,392,000)	(343,531)
Balance at 6/30/2015	—	$—

Transactions in written interest rate swaptions for Aggregate Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2014	—	$—
Options Written	140,392,000	485,355
Options Terminated in Closing Purchase Transactions	(140,392,000)	(485,355)
Balance at 6/30/2015	—	$—

Transactions in purchased foreign currency options for Global Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	16,644,000	$76,562
Options Purchased	99,082,944	1,075,470
Options Terminated in Closing Sell Transactions	(28,027,648)	(324,000)
Options Expired	(16,644,000)	(76,562)
Balance at 6/30/2015	71,055,296	$751,470

Transactions in purchased interest rate swaptions for Global Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	81,473,000	$332,364
Options Purchased	1,286,266,000	11,068,216
Options Terminated in Closing Sell Transactions	(879,036,000)	(5,772,037)
Options Expired	(268,379,000)	(913,451)
Balance at 6/30/2015	220,324,000	$4,715,092

Transactions in written foreign currency options for Global Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2014	—	$—
Options Written	103,117,648	468,788
Options Terminated in Closing Purchase Transactions	(64,670,648)	(284,622)
Options Expired	(23,447,000)	(59,366)
Balance at 6/30/2015	15,000,000	$124,800

Transactions in written interest rate swaptions for Global Bond Portfolio during the period ended June 30, 2015 were as follows:
	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2014	—	165,890,000	$483,169
Options Written	529,904,000	1,846,398,000	8,128,927
Options Terminated in Closing Purchase Transactions	—	(909,706,000)	(3,174,109)
Options Expired	—	(270,668,000)	(1,214,938)
Balance at 6/30/2015	529,904,000	831,914,000	$4,223,049

NOTE 9 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2015:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Aggregate Bond	17	$5,579,059	1.12%
Global Bond	39	1,243,410	1.12
Baron Growth	29	2,172,724	1.12
Columbia Small Cap Value II	1	512,000	1.13
T. Rowe Price Growth Equity	5	12,225,200	1.13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Aggregate Bond
Class ADV
6/30/2015	101,867	—	—	(1,904,079)	(1,802,212)	1,197,697	—	—	(22,423,307)	(21,225,610)
12/31/2014	632,920	—	259,068	(2,806,218)	(1,914,230)	7,284,346	—	2,966,337	(32,243,640)	(21,992,957)
Class I
6/30/2015	444,901	—	—	(10,035,375)	(9,590,474)	5,387,048	—	—	(121,472,721)	(116,085,673)
12/31/2014	16,246,994	—	909,984	(26,482,029)	(9,325,051)	191,001,593	—	10,683,209	(313,636,859)	(111,952,057)
Class S
6/30/2015	191,370	—	—	(5,050,856)	(4,859,486)	2,296,456	—	—	(60,502,996)	(58,206,540)
12/31/2014	608,883	—	574,578	(9,362,669)	(8,179,208)	7,122,492	—	6,688,087	(109,606,952)	(95,796,373)
Class S2
6/30/2015	12,051	—	—	(116,956)	(104,905)	141,345	—	—	(1,365,548)	(1,224,203)
12/31/2014	54,679	—	3,671	(128,496)	(70,146)	625,311	—	41,746	(1,464,642)	(797,585)
Global Bond
Class ADV
6/30/2015	76,719	—	—	(305,189)	(228,470)	787,553	—	—	(3,130,957)	(2,343,404)
12/31/2014	278,699	—	10,629	(400,536)	(111,208)	2,975,845	—	114,685	(4,254,237)	(1,163,707)
Class I
6/30/2015	174,890	—	—	(1,546,191)	(1,371,301)	1,822,160	—	—	(16,053,149)	(14,230,989)
12/31/2014	483,622	—	169,865	(3,410,514)	(2,757,027)	5,229,242	—	1,849,829	(36,697,829)	(29,618,758)
Class S
6/30/2015	142,300	—	—	(464,275)	(321,975)	1,479,339	—	—	(4,831,978)	(3,352,639)
12/31/2014	597,864	—	27,133	(913,455)	(288,458)	6,473,866	—	296,298	(9,835,369)	(3,065,205)
American Century Small-Mid Cap Value
Class ADV
6/30/2015	232,043	—	—	(339,145)	(107,102)	3,252,915	—	—	(4,733,407)	(1,480,492)
12/31/2014	766,656	—	1,070,476	(2,055,345)	(218,213)	11,169,061	—	13,787,729	(31,265,428)	(6,308,638)
Class I
6/30/2015	421,492	—	—	(944,819)	(523,327)	6,121,092	—	—	(13,728,840)	(7,607,748)
12/31/2014	1,429,466	—	1,605,534	(4,595,045)	(1,560,045)	20,964,408	—	21,498,091	(72,207,900)	(29,745,401)
Class S
6/30/2015	196,526	—	—	(638,545)	(442,019)	2,827,487	—	—	(9,209,182)	(6,381,695)
12/31/2014	668,630	—	1,134,923	(2,849,694)	(1,046,141)	9,811,378	—	15,060,423	(44,122,885)	(19,251,084)
Class S2
6/30/2015	56,348	—	—	(55,665)	683	793,404	—	—	(761,850)	31,554
12/31/2014	107,978	—	34,423	(352,249)	(209,848)	1,511,452	—	441,991	(5,393,322)	(3,439,879)
Baron Growth
Class ADV
6/30/2015	61,836	—	—	(314,226)	(252,390)	1,926,909	—	—	(9,771,340)	(7,844,431)
12/31/2014	462,441	—	63,969	(589,391)	(62,981)	13,523,075	—	1,793,066	(17,117,076)	(1,800,935)
Class I
6/30/2015	279,975	—	—	(819,167)	(539,192)	9,314,913	—	—	(26,866,883)	(17,551,970)
12/31/2014	955,771	—	157,122	(1,938,401)	(825,508)	29,550,969	—	4,679,085	(59,916,474)	(25,686,420)
Class S
6/30/2015	291,813	—	—	(1,828,348)	(1,536,535)	9,433,876	—	—	(58,898,479)	(49,464,603)
12/31/2014	711,655	—	400,748	(5,059,180)	(3,946,777)	21,575,656	—	11,605,656	(151,763,902)	(118,582,590)
Class S2
6/30/2015	25,681	—	—	(33,008)	(7,327)	799,731	—	—	(1,039,111)	(239,380)
12/31/2014	70,040	—	3,915	(60,211)	13,744	2,056,732	—	109,977	(1,759,186)	407,523
Columbia Contrarian Core
Class ADV
6/30/2015	102,699	—	—	(41,364)	61,335	2,527,278	—	—	(1,009,066)	1,518,212
12/31/2014	107,457	—	98,211	(91,440)	114,228	2,581,671	—	2,212,701	(2,206,659)	2,587,713
Class I
6/30/2015	17,171	—	—	(46,379)	(29,208)	436,340	—	—	(1,175,799)	(739,459)
12/31/2014	44,454	—	62,611	(68,994)	38,071	1,097,537	—	1,455,694	(1,712,802)	840,429
Class S
6/30/2015	182,767	—	—	(1,060,365)	(877,598)	4,557,039	—	—	(26,624,510)	(22,067,471)
12/31/2014	1,149,239	—	1,864,724	(2,581,735)	432,228	28,510,532	—	42,739,468	(64,427,623)	6,822,377

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Small Cap Value II
Class ADV
6/30/2015	188,636	—	—	(322,495)	(133,859)	3,139,554	—	—	(5,263,838)	(2,124,284)
12/31/2014	1,725,460	—	5,978	(609,424)	1,122,014	27,635,458	—	92,128	(9,469,641)	18,257,945
Class I
6/30/2015	255,480	—	—	(408,344)	(152,864)	4,387,766	—	—	(6,901,988)	(2,514,222)
12/31/2014	2,645,302	—	14,677	(1,172,464)	1,487,515	43,529,209	—	231,900	(18,594,005)	25,167,104
Class S
6/30/2015	138,203	—	—	(950,117)	(811,914)	2,361,810	—	—	(16,131,747)	(13,769,937)
12/31/2014	1,576,282	—	19,169	(2,066,691)	(471,240)	25,666,547	—	301,525	(33,043,385)	(7,075,313)
Class S2
6/30/2015	91,723	—	—	(51,214)	40,509	1,490,554	—	—	(847,314)	643,240
12/31/2014	296,541	—	1,100	(115,403)	182,238	4,736,330	—	16,920	(1,778,440)	2,974,810
Invesco Comstock
Class ADV
6/30/2015	48,688	—	—	(236,784)	(188,096)	806,099	—	—	(3,898,634)	(3,092,535)
12/31/2014	348,747	—	41,145	(275,806)	114,086	5,511,435	—	684,628	(4,390,054)	1,806,009
Class I
6/30/2015	3,552,222	—	—	(814,778)	2,737,444	59,868,301	—	—	(13,548,401)	46,319,900
12/31/2014	7,273,340	—	182,269	(2,554,336)	4,901,273	110,787,326	—	3,056,581	(41,490,346)	72,353,561
Class S
6/30/2015	255,586	—	—	(2,192,156)	(1,936,570)	4,252,394	—	—	(36,674,935)	(32,422,541)
12/31/2014	3,774,314	—	427,764	(4,797,035)	(594,957)	60,602,498	—	7,164,868	(77,675,776)	(9,908,410)
Invesco Equity and Income
Class ADV
6/30/2015	85,418	—	—	(98,761)	(13,343)	3,970,750	—	—	(4,604,371)	(633,621)
12/31/2014	228,616	264,770	41,853	(144,914)	390,325	10,439,967	12,496,350	1,907,670	(6,612,280)	18,231,707
Class I
6/30/2015	106,922	—	—	(950,815)	(843,893)	5,041,368	—	—	(44,996,429)	(39,955,061)
12/31/2014	1,119,580	2,472,176	616,237	(1,906,294)	2,301,699	52,470,421	118,523,109	28,585,663	(88,666,905)	110,912,288
Class S
6/30/2015	63,097	—	—	(1,873,896)	(1,810,799)	2,963,673	—	—	(88,024,916)	(85,061,243)
12/31/2014	142,995	15,240,652	826,865	(3,204,414)	13,006,098	6,516,042	725,313,586	38,013,236	(148,168,497)	621,674,367
Class S2
6/30/2015	104,058	—	—	(911,319)	(807,261)	4,773,010	—	—	(42,410,184)	(37,637,174)
12/31/2014	344,107	12,218,895	460,034	(1,761,679)	11,261,357	15,680,522	543,880,470	20,871,267	(80,385,713)	500,046,546
JPMorgan Mid Cap Value
Class ADV
6/30/2015	333,015	—	—	(207,989)	125,026	7,638,252	—	—	(4,786,422)	2,851,830
12/31/2014	494,222	—	267,177	(433,406)	327,993	10,646,648	—	5,561,002	(9,329,934)	6,877,716
Class I
6/30/2015	582,237	—	—	(1,050,911)	(468,674)	13,477,677	—	—	(24,447,556)	(10,969,879)
12/31/2014	1,251,469	—	844,345	(2,241,033)	(145,219)	27,269,524	—	18,001,283	(48,744,453)	(3,473,646)
Class S
6/30/2015	451,046	—	—	(1,310,191)	(859,145)	10,371,289	—	—	(30,329,373)	(19,958,084)
12/31/2014	787,608	—	1,127,500	(4,404,972)	(2,489,864)	17,177,427	—	23,759,319	(95,277,431)	(54,340,685)
Class S2
6/30/2015	25,561	—	—	(72,483)	(46,922)	576,880	—	—	(1,675,963)	(1,099,083)
12/31/2014	46,218	—	16,485	(53,315)	9,388	988,579	—	342,604	(1,118,163)	213,020
Oppenheimer Global
Class ADV
6/30/2015	368,720	—	—	(335,682)	33,038	7,351,123	—	—	(6,479,876)	871,247
12/31/2014	491,367	—	126,602	(682,041)	(64,072)	9,014,492	—	2,300,353	(12,504,408)	(1,189,563)
Class I
6/30/2015	884,119	—	—	(3,540,188)	(2,656,069)	17,845,881	—	—	(70,080,931)	(52,235,050)
12/31/2014	1,639,871	—	1,903,883	(11,877,203)	(8,333,449)	31,388,757	—	35,716,844	(225,636,846)	(158,531,245)
Class S
6/30/2015	1,620,957	—	—	(830,225)	790,732	32,024,270	—	—	(15,905,496)	16,118,774
12/31/2014	914,518	—	307,282	(3,211,814)	(1,990,014)	16,783,355	—	5,598,683	(59,323,905)	(36,941,867)
Class S2
6/30/2015	27,999	—	—	(59,197)	(31,198)	535,593	—	—	(1,064,770)	(529,177)
12/31/2014	65,214	—	6,101	(39,752)	31,563	1,176,055	—	108,841	(716,144)	568,752

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Pioneer High Yield
Class I
6/30/2015	521,375	—	239,419	(1,394,778)	(633,984)	6,256,557	—	2,902,392	(16,839,250)	(7,680,301)
12/31/2014	2,053,367	—	473,025	(2,214,692)	311,700	25,684,022	—	5,902,329	(27,558,304)	4,028,047
Class S
6/30/2015	35,450	—	8,729	(31,329)	12,850	430,248	—	105,727	(375,886)	160,089
12/31/2014	180,973	—	15,441	(99,255)	97,159	2,267,588	—	192,274	(1,234,631)	1,225,231
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2015	271,640	—	—	(263,567)	8,073	3,309,810	—	—	(3,051,785)	258,025
12/31/2014	266,097	—	188,491	(344,239)	110,349	2,975,186	—	1,984,807	(3,807,785)	1,152,208
Class I
6/30/2015	1,130,604	—	—	(2,632,558)	(1,501,954)	14,275,319	—	—	(33,571,824)	(19,296,505)
12/31/2014	760,996	—	4,906,939	(8,858,323)	(3,190,388)	8,960,731	—	55,027,698	(104,053,966)	(40,065,537)
Class S
6/30/2015	141,623	—	—	(383,691)	(242,068)	1,776,759	—	—	(4,536,812)	(2,760,053)
12/31/2014	261,061	—	184,114	(442,140)	3,035	2,976,235	—	2,012,636	(5,074,897)	(86,026)
Class S2
6/30/2015	48,910	—	—	(50,373)	(1,463)	598,362	—	—	(613,690)	(15,328)
12/31/2014	271,934	—	22,484	(45,694)	248,724	3,017,240	—	237,001	(504,467)	2,749,774
T. Rowe Price Growth Equity
Class ADV
6/30/2015	88,438	—	—	(72,464)	15,974	8,166,031	—	—	(6,531,004)	1,635,027
12/31/2014	172,357	—	146,165	(243,795)	74,727	14,738,836	—	11,953,361	(20,747,055)	5,945,142
Class I
6/30/2015	471,984	—	—	(1,018,589)	(546,605)	45,257,735	—	—	(94,517,873)	(49,260,138)
12/31/2014	823,913	—	854,693	(2,178,207)	(499,601)	72,818,004	—	72,666,041	(193,208,089)	(47,724,044)
Class S
6/30/2015	533,456	—	—	(350,001)	183,455	50,008,612	—	—	(32,581,442)	17,427,170
12/31/2014	716,701	—	292,976	(1,121,253)	(111,576)	62,320,632	—	24,431,255	(96,554,289)	(9,802,402)
Class S2
6/30/2015	4,272	—	—	(4,841)	(569)	393,148	—	—	(439,087)	(45,939)
12/31/2014	32,364	—	3,115	(11,108)	24,371	2,785,852	—	256,132	(958,894)	2,083,090
Templeton Foreign Equity
Class ADV
6/30/2015	182,651	—	—	(376,975)	(194,324)	2,360,835	—	—	(4,669,731)	(2,308,896)
12/31/2014	334,088	—	70,556	(526,520)	(121,876)	4,275,954	—	910,170	(6,763,141)	(1,577,017)
Class I
6/30/2015	407,654	—	—	(908,324)	(500,670)	5,288,865	—	—	(11,555,691)	(6,266,826)
12/31/2014	788,445	—	453,673	(4,341,392)	(3,099,274)	10,318,661	—	5,906,833	(55,741,328)	(39,515,834)
Class S
6/30/2015	469,313	—	—	(3,797,715)	(3,328,402)	6,028,849	—	—	(48,224,352)	(42,195,503)
12/31/2014	2,840,981	—	1,128,605	(9,157,277)	(5,187,691)	35,347,679	—	14,604,147	(117,247,042)	(67,295,216)
Class S2
6/30/2015	24,298	—	—	(9,794)	14,504	308,872	—	—	(125,993)	182,879
12/31/2014	51,536	—	3,540	(46,725)	8,351	661,473	—	45,628	(591,281)	115,820
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury;

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
At June 30, 2015, the following Portfolios had securities on loan with the following market values:
Aggregate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$741,915	$(741,915)	$—
Citigroup Global Markets Inc.	3,269,845	(3,269,845)	—
Total	$4,011,760	$(4,011,760)	$—

(1)
Collateral with a fair value of  $4,094,496 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$665,821	$(665,821)	$—
Goldman Sachs & Co.	297,642	(297,642)	—
HSBC Securities (USA) Inc.	660,317	(660,317)	—
Scotia Capital (USA) INC	57,429	(57,429)	—
Total	$1,681,209	$(1,681,209)	$—

(1)
Collateral with a fair value of  $1,754,290 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,689,931	$(1,689,931)	$—
Barclays Capital Securities Ltd.	52,460	(52,460)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Prime Brokerage, Inc.	227,064	(227,064)	—
Citadel Securities LLC	260,010	(260,010)	—
Deutsche Bank Securities Inc.	526,536	(526,536)	—
Goldman Sachs & Co.	1,155,534	(1,155,534)	—
HSBC Bank PLC	1,778,908	(1,778,908)	—
Janney Montgomery Scott LLC	47,466	(47,466)	—
JP Morgan Clearing Corp	2,301,137	(2,301,137)	—
Morgan Stanley & Co. LLC	376,355	(376,355)	—
RBC Capital Markets, LLC	33,936	(33,936)	—
Scotia Capital (USA) INC	143,000	(143,000)	—
SG Americas Securities, LLC	51,149	(51,149)	—
UBS Securities LLC.	331,086	(331,086)	—
Total	$8,974,572	$(8,974,572)	$—

(1)
Collateral with a fair value of  $9,192,316 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Comstock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	$1,882,247	$(1,882,247)	$—
Total	$1,882,247	$(1,882,247)	$—

(1)
Collateral with a fair value of  $1,925,015 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$8,105,703	$(8,105,703)	$—
Credit Suisse Securities (USA) LLC	43,655	(43,655)	—
Goldman Sachs & Co.	6,526,244	(6,526,244)	—
J.P. Morgan Securities LLC	156,612	(156,612)	—
JP Morgan Clearing Corp	71,219	(71,219)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	457,954	(457,954)	—
Nomura Securities International, Inc.	10,213,423	(10,213,423)	—
Total	$25,574,810	$(25,574,810)	$—

(1)
Collateral with a fair value of  $26,427,871 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Oppenheimer Global
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,846,181	$(2,846,181)	$—
Citigroup Global Markets Limited	110,260	(110,260)	—
Credit Suisse Securities (Europe) Limited	2,823,164	(2,823,164)	—
Deutsche Bank, AG	2,469,133	(2,469,133)	—
Goldman Sachs International	1,198,079	(1,198,079)	—
Goldman Sachs & Co.	13,821,975	(13,821,975)	—
HSBC Bank PLC	251,430	(251,430)	—
JPMorgan Clearing Corp.	4,495,410	(4,495,410)	—
JPMorgan Securities PLC	787,055	(787,055)	—
Merrill Lynch International	1,005,251	(1,005,251)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	767,462	(767,462)	—
Morgan Stanley & Co. International PLC	27,888	(27,888)	—
Morgan Stanley & Co. LLC	6,568,196	(6,568,196)	—
RBC Dominion Securities Inc	1,720,844	(1,720,844)	—
Total	$38,892,327	$(38,892,327)	$—

(1)
Collateral with a fair value of  $40,605,057 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,001,311	$(2,001,311)	$—
BNP Prime Brokerage, Inc.	1,300,385	(1,300,385)	—
Credit Suisse Securities (USA) LLC	140,909	(140,909)	—
Deutsche Bank Securities Inc.	996,380	(996,380)	—
Goldman Sachs & Company	2,101,219	(2,101,219)	—
HSBC Bank PLC	527,020	(527,020)	—
JP Morgan Clearing Corp	1,272,768	(1,272,768)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,354,093	(1,354,093)	—
Morgan Stanley & Co. LLC	2,772,873	(2,772,873)	—
National Financial Services LLC	657,261	(657,261)	—
RBC Dominion Securities Inc	5,147,161	(5,147,161)	—
Scotia Capital (USA) INC	674,439	(674,439)	—
UBS Securities LLC.	22,708	(22,708)	—
Wells Fargo Securities LLC	225,506	(225,506)	—
Total	$19,194,034	$(19,194,034)	$—

(1)
Collateral with a fair value of  $19,631,942 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JPMorgan Clearing Corp.	$17,585,734	$(17,585,734)	$—
RBC Dominion Securities Inc	610,971	(610,971)	—
Scotia Capital (USA) INC	493,646	(493,646)	—
Total	$18,690,351	$(18,690,351)	$—

(1)
Collateral with a fair value of  $19,088,644 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Foreign Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$70,815	$(70,815)	$—
Citigroup Global Markets Limited	521,784	(521,784)	—
Credit Suisse Securities (USA) LLC	3,089,705	(3,089,705)	—
Macquarie Bank Limited	3,090,091	(3,090,091)	—
Morgan Stanley & Co. LLC	862,564	(862,564)	—
Societe Generale	678,105	(678,105)	—
UBS AG	317,247	(317,247)	—
Total	$8,630,311	$(8,630,311)	$—

(1)
Collateral with a fair value of  $9,087,690 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS
Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2015, Pioneer High Yield had the following unfunded loan commitments:
Loan	Unfunded Commitments	Unrealized Appreciation at 6/30/15*
A. Schulman Inc Bridge Loan	$425,000	$—
Builder FirstSource Inc Bridge Loan	$610,000	—
Charter Communications Operating LLC Term Loan	$585,000	—
MJ Acquisition Corp Term Loan	$285,000	2,850
	$1,905,000	$2,850

*
Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio’s Statement of Assets and Liabilities and Statement of Operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.
Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
NOTE 14 — REORGANIZATIONS
On March 14, 2014, Invesco Equity and Income (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities, for ING American Funds Asset Allocation Portfolio (“Acquired 1 Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 1 Portfolio on February 27, 2014. The transaction was intended to enhance the efficiency and reduce the complexity of the funds complex. Furthermore, shareholders of Invesco Equity and Income were expected to benefit from a reduction in net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 1 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$20,103,564
Net realized and unrealized gain on investments	$103,474,665
Net increase in net assets resulting from operations	$123,578,229
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 1 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired 1 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 1 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 1 Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$512,696	$861,963	$0	$(8,646)	0.1784
The net assets of the Acquiring Portfolio after the acquisition of Acquired 1 Portfolio were $1,374,658,988.
On July 18, 2014, Invesco Equity and Income (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities, for VY® MFS Total Return Portfolio (“Acquired 2 Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 2 Portfolio on June 19, 2014. The transaction was intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, VY® MFS Total Return Portfolio was expected to benefit from a reduction in gross and net expenses as shareholders of Invesco Equity and Income. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 2 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$30,914,116
Net realized and unrealized gain on investments	$145,707,748
Net increase in net assets resulting from operations	$176,621,863

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 2 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 18, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired 2 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 2 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 2 Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$887,517	$1,388,200	$0	$35,107	0.3501
The net assets of the Acquiring Portfolio after the acquisition of Acquired 2 Portfolio were $2,275,716,892.
NOTE 15 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Aggregate Bond	$—	$19,607,750	$771,629
Global Bond	—	2,260,812	—
American Century Small-Mid Cap Value	—	27,101,807	23,686,427
Baron Growth	—	11,232,376	6,955,408
Columbia Contrarian Core	—	2,808,114	43,599,749
Columbia Small Cap Value II	—	642,473	—
Invesco Comstock	—	10,906,077	—
Invesco Equity and Income	—	30,317,766	59,060,070
JPMorgan Mid Cap Value	—	10,419,182	37,245,026
Oppenheimer Global	—	19,723,594	24,001,127
Pioneer High Yield	3,008,119	6,094,603	—
T. Rowe Price Diversified Mid Cap Growth	—	3,746,359	55,515,783
T. Rowe Price Growth Equity	—	—	109,306,789
Templeton Foreign Equity	—	21,466,778	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Aggregate Bond	$36,087,253	$6,486,946	$13,919,673	$—	—	—
Global Bond	—	—	(11,193,001)	(490,356)	Long-term	None
American Century Small-Mid Cap Value	21,972,497	39,581,324	30,836,739	—	—	—
Baron Growth	2,941,493	73,245,152	555,903,520	—	—	—
Columbia Contrarian Core	15,219,415	26,243,631	57,851,199	—	—	—
Columbia Small Cap Value II	862,207	—	46,019,617	(12,167,949)	Short-term	2017
Invesco Comstock	3,003,981	—	115,690,133	(11,420,795)	Short-term	2016
				(130,908,420)	Short-term	2017
				$(142,329,215)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Invesco Equity and Income	12,746,205	150,834,716	155,694,622	—	—	—
JPMorgan Mid Cap Value	3,021,939	92,148,273	190,825,742	—	—	—
Oppenheimer Global	23,445,818	127,586,377	601,655,873	—	—	—
Pioneer High Yield	3,196,353	—	(985,903)	(12,856,705)	Short-term	2017
T. Rowe Price Diversified Mid Cap Growth	8,013,310	121,933,704	291,969,967	—	—	—
T. Rowe Price Growth Equity	11,502,817	228,586,759	498,654,804	—	—	—
Templeton Foreign Equity	29,657,065	—	136,211,938	(11,132,244)	Short-term	2015
				(34,963,325)	Short-term	2016
				(133,709,136)	Short-term	2017
				(2,482,359)	Long-term	None
				$(182,287,064)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 16 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc.
These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 16 — RESTRUCTURING PLAN (continued)

Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in
2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2015, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Aggregate Bond
Class ADV	$0.3766	$0.3393	$0.1345	August 5, 2015	August 3, 2015
Class I	$0.4463	$0.3393	$0.1345	August 5, 2015	August 3, 2015
Class S	$0.4050	$0.3393	$0.1345	August 5, 2015	August 3, 2015
Class S2	$0.3326	$0.3393	$0.1345	August 5, 2015	August 3, 2015
Class ADV	$0.1781	$0.0068	$0.1873	August 14, 2015	August 12, 2015
Class I	$0.2136	$0.0068	$0.1873	August 14, 2015	August 12, 2015
Class S	$0.1951	$0.0068	$0.1873	August 14, 2015	August 12, 2015
Class S2	$0.1814	$0.0068	$0.1873	August 14, 2015	August 12, 2015
American Century Small-Mid Cap Value
Class ADV	$0.1851	$0.7982	$1.8439	August 5, 2015	August 3, 2015
Class I	$0.2605	$0.7982	$1.8439	August 5, 2015	August 3, 2015
Class S	$0.2172	$0.7982	$1.8439	August 5, 2015	August 3, 2015
Class S2	$0.1803	$0.7982	$1.8439	August 5, 2015	August 3, 2015
Baron Growth
Class ADV	$0.0010	$—	$2.3768	August 5, 2015	August 3, 2015
Class I	$0.1648	$—	$2.3768	August 5, 2015	August 3, 2015
Class S	$0.0755	$—	$2.3768	August 5, 2015	August 3, 2015
Class S2	$0.0386	$—	$2.3768	August 5, 2015	August 3, 2015
Columbia Contrarian Core
Class ADV	$0.1766	$0.8886	$1.8977	August 5, 2015	August 3, 2015
Class I	$0.2777	$0.8886	$1.8977	August 5, 2015	August 3, 2015
Class S	$0.2121	$0.8886	$1.8977	August 5, 2015	August 3, 2015
Columbia Small Cap Value II
Class ADV	$0.0419	$—	$—	August 5, 2015	August 3, 2015
Class I	$0.1002	$—	$—	August 5, 2015	August 3, 2015
Class S	$0.0549	$—	$—	August 5, 2015	August 3, 2015
Class S2	$0.0680	$—	$—	August 5, 2015	August 3, 2015
Invesco Comstock
Class ADV	$0.0873	$—	$—	August 5, 2015	August 3, 2015
Class I	$0.0873	$—	$—	August 5, 2015	August 3, 2015
Class S	$0.0873	$—	$—	August 5, 2015	August 3, 2015

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Invesco Equity and Income
Class ADV	$0.2055	$0.0954	$3.5594	August 5, 2015	August 3, 2015
Class I	$0.2055	$0.0954	$3.5594	August 5, 2015	August 3, 2015
Class S	$0.2055	$0.0954	$3.5594	August 5, 2015	August 3, 2015
Class S2	$0.2055	$0.0954	$3.5594	August 5, 2015	August 3, 2015
JPMorgan Mid Cap Value
Class ADV	$0.0084	$0.0925	$3.0677	August 5, 2015	August 3, 2015
Class I	$0.0084	$0.0925	$3.0677	August 5, 2015	August 3, 2015
Class S	$0.0084	$0.0925	$3.0677	August 5, 2015	August 3, 2015
Class S2	$0.0084	$0.0925	$3.0677	August 5, 2015	August 3, 2015
Oppenheimer Global
Class ADV	$0.1944	$—	$1.4901	August 5, 2015	August 3, 2015
Class I	$0.2876	$—	$1.4901	August 5, 2015	August 3, 2015
Class S	$0.2404	$—	$1.4901	August 5, 2015	August 3, 2015
Class S2	$0.2157	$—	$1.4901	August 5, 2015	August 3, 2015
Pioneer High Yield
Class I	$0.0502	$—	$—	August 3, 2015	Daily
Class S	$0.0476	$—	$—	August 3, 2015	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$0.1155	$1.7580	August 5, 2015	August 3, 2015
Class I	$—	$0.1155	$1.7580	August 5, 2015	August 3, 2015
Class S	$—	$0.1155	$1.7580	August 5, 2015	August 3, 2015
Class S2	$—	$0.1155	$1.7580	August 5, 2015	August 3, 2015
T. Rowe Price Growth Equity
Class ADV	$—	$0.6694	$13.3007	August 5, 2015	August 3, 2015
Class I	$—	$0.6694	$13.3007	August 5, 2015	August 3, 2015
Class S	$—	$0.6694	$13.3007	August 5, 2015	August 3, 2015
Class S2	$—	$0.6694	$13.3007	August 5, 2015	August 3, 2015
Templeton Foreign Equity
Class ADV	$0.4111	$—	$—	August 5, 2015	August 3, 2015
Class I	$0.4810	$—	$—	August 5, 2015	August 3, 2015
Class S	$0.4443	$—	$—	August 5, 2015	August 3, 2015
Class S2	$0.4366	$—	$—	August 5, 2015	August 3, 2015
Reorganization: On November 20, 2014, the Board approved a proposal to reorganize Aggregate Bond (the “Disappearing Portfolio”) with and into Voya Intermediate Bond Portfolio, which is not included in this report (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Disappearing Portfolio at a shareholder meeting held on August 6, 2015. The Reorganization took place on close of business August 14, 2015.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

Corporate Bonds/Notes	31.2%
U.S. Government Agency Obligations	28.9%
Collateralized Mortgage Obligations	12.3%
Mutual Funds	10.5%
U.S. Treasury Obligations	10.0%
Asset-Backed Securities	9.9%
Foreign Government Bonds	1.3%
Municipal Bonds	1.1%
Certificates of Deposit	0.6%
Liabilities in Excess of Other Assets*	(5.8)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.2%
	Basic Materials: 1.1%
1,089,000 #	Georgia-Pacific LLC, 3.600%, 03/01/25	$1,078,848	0.2
698,000 #	Glencore Funding LLC, 2.875%, 04/16/20	684,323	0.1
4,685,000	Other Securities	4,734,142	0.8
		6,497,313	1.1
	Communications: 4.2%
2,372,000	AT&T, Inc., 3.400%-4.800%, 03/11/24-06/15/44	2,287,598	0.4
1,277,000 #	Cox Communications, Inc., 3.850%, 02/01/25	1,227,848	0.2
2,413,000	Time Warner Cable, Inc., 4.050%-5.875%, 12/15/23-12/15/43	2,440,665	0.4
1,939,000	Verizon Communications, Inc., 5.150%, 09/15/23	2,128,064	0.4
4,573,000	Verizon Communications, Inc., 3.000%-4.150%, 11/01/21-11/01/24	4,560,642	0.8
11,826,000	Other Securities	11,622,011	2.0
		24,266,828	4.2
	Consumer, Cyclical: 0.9%
5,179,303	Other Securities	5,192,273	0.9
	Consumer, Non-cyclical: 6.8%
2,737,000	Actavis Funding SCS, 3.450%-3.850%, 03/15/22-03/15/25	2,704,462	0.5
470,000 #	BAT International Finance PLC, 3.500%, 06/15/22	476,209	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
334,000 #	Baxalta, Inc., 3.600%, 06/23/22	$334,184	0.1
841,000 #	Baxalta, Inc., 4.000%, 06/23/25	837,203	0.1
1,000,000	HJ Heinz Co., 4.250%, 10/15/20	1,021,250	0.2
670,000 #	HJ Heinz Co., 2.800%, 07/02/20	670,688	0.1
1,160,000 #	HJ Heinz Co., 3.950%, 07/15/25	1,168,886	0.2
503,000 #	JM Smucker Co, 3.500%, 03/15/25	492,227	0.1
2,235,000	Laboratory Corp. of America Holdings, 2.200%-3.200%, 08/23/17-02/01/22	2,225,490	0.4
1,802,000 #	Medtronic, Inc., 3.500%, 03/15/25	1,798,208	0.3
607,000 #	Medtronic, Inc., 4.375%, 03/15/35	601,676	0.1
555,000 #	Medtronic, Inc., 4.625%, 03/15/45	561,088	0.1
2,282,000	Merck & Co., Inc., 1.850%-2.750%, 02/10/20-02/10/25	2,216,139	0.4
2,031,000	Tyson Foods, Inc., 3.950%-5.150%, 08/15/24-08/15/44	2,060,144	0.3
1,000,000 #	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,030,100	0.2
20,990,000	Other Securities	20,974,916	3.6
		39,172,870	6.8
	Diversified: 0.2%
200,000 #	Nemak SA de CV, 5.500%, 02/28/23	206,250	0.0
860,000	Other Securities	849,930	0.2
		1,056,180	0.2
	Energy: 3.0%
480,000 #	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	481,987	0.1
480,000 #	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	473,733	0.1
430,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	390,703	0.0
1,803,000	Kinder Morgan, Inc./DE, 4.300%-5.050%, 06/01/ 25-02/15/46	1,715,822	0.3
15,239,000	Other Securities(a)	14,677,713	2.5
		17,739,958	3.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 11.3%
3,653,000	Bank of America Corp., 3.950%-5.000%, 04/01/24-04/21/45	$3,648,180	0.6
982,000 #	Barclays Bank PLC, 6.050%, 12/04/17	1,069,473	0.2
1,030,000 #	BPCE SA, 5.150%, 07/21/24	1,045,191	0.2
3,475,000	Citigroup, Inc., 1.800%-5.500%, 02/05/18-09/13/25	3,532,879	0.6
951,000 #	Credit Agricole SA, 4.375%, 03/17/25	912,884	0.2
1,956,000 #	Credit Suisse AG, 6.500%, 08/08/23	2,143,993	0.4
661,000 #	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	636,638	0.1
1,332,000	Credit Suisse/New York NY, 1.750%, 01/29/18	1,326,696	0.2
1,030,000 #	Five Corners Funding Trust, 4.419%, 11/15/23	1,064,403	0.2
2,000,000	General Motors Financial Co., Inc., 4.750%, 08/15/17	2,112,206	0.4
3,587,000	Goldman Sachs Group, Inc., 2.600%-6.750%, 04/23/20-05/22/45	3,724,742	0.6
700,000 #	International Lease Finance Corp., 6.750%, 09/01/16	737,625	0.1
3,504,000	JPMorgan Chase & Co., 3.875%-6.125%, 09/10/24-12/29/49	3,469,119	0.6
367,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	360,197	0.1
2,105,000	Morgan Stanley, 3.875%, 04/29/24	2,126,812	0.4
1,881,000	Morgan Stanley, 2.800%-4.300%, 06/16/20-01/27/45	1,828,361	0.3
600,000 #	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	708,000	0.1
1,239,000	Santander Bank NA, 2.000%, 01/12/18	1,239,007	0.2
570,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	543,657	0.1
1,084,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	1,064,406	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
567,000 #	Societe Generale SA, 4.250%, 04/14/25	$533,382	0.1
653,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	654,098	0.1
1,065,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	1,053,082	0.2
3,152,000	Wells Fargo & Co., 2.150%-4.650%, 01/30/20-11/04/44	3,105,420	0.5
26,778,000	Other Securities	26,815,288	4.6
		65,455,739	11.3
	Industrial: 1.1%
308,000 #	Cemex SAB de CV, 6.125%, 05/05/25	304,674	0.1
510,000 #	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	501,275	0.1
5,438,000	Other Securities	5,366,366	0.9
		6,172,315	1.1
	Technology: 1.5%
3,495,000	Apple, Inc., 1.550%-4.450%, 02/07/20-05/06/44	3,397,182	0.6
480,000 #	Seagate HDD Cayman, 4.875%, 06/01/27	466,845	0.1
5,101,000	Other Securities	4,928,934	0.8
		8,792,961	1.5
	Utilities: 1.1%
6,309,000	Other Securities	6,278,533	1.1
	Total Corporate Bonds/ Notes (Cost $184,314,691)	180,624,970	31.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
2,690,000 #	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.186%, 01/15/28	2,690,056	0.5
630,000 #	BAMLL Re-REMIC Trust 2015-FRR11, 1.903%, 09/27/44	575,569	0.1
670,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	681,478	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,270,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.328%, 09/10/47	$2,278,499	0.4
153,180 #	BCAP, LLC Trust, 5.401%, 03/26/37	150,234	0.0
200,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	199,981	0.0
2,349,205	Bear Stearns Adjustable Rate Mortgage Trust, 2.515%-5.390%, 09/25/34-02/25/36	2,335,300	0.4
811,485	Bear Stearns Alternative-A Trust, 2.584%-2.635%, 05/25/35-11/25/36	663,858	0.1
593,671	Bear Stearns Structured Products, Inc., 2.331%-2.577%, 01/26/36-12/26/46	468,497	0.1
2,133,471	Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,182,833	0.4
260,818	Citigroup Mortgage Loan Trust, Inc., 2.634%, 08/25/35	259,366	0.0
28,822,895 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	2,765,234	0.5
1,800,000	Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	1,876,012	0.3
22,972,111 ^	Commercial Mortgage Trust, 1.418%, 08/10/46	1,549,299	0.3
34,755,366 ^	Commercial Mortgage Trust, 1.575%, 10/10/46	2,756,316	0.5
5,791,998	Countrywide Home Loan Mortgage Pass-through Trust, 0.387%, 04/25/46	5,103,538	0.9
334,518 #	Countrywide Home Loan Mortgage Pass-through Trust, 0.527%, 06/25/35	296,144	0.0
473,666	Countrywide Home Loan Mortgage Pass-through Trust, 0.507%-2.494%, 02/20/35-03/25/35	466,160	0.1
3,499,889	Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	3,636,423	0.6
950,000 #	Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	950,247	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,343,000 #	DBUBS 2011-LC3 Mortgage Trust, 5.586%, 08/10/44	$1,404,859	0.2
710,000	Fannie Mae Connecticut Avenue Securities 2013- CO1 M2, 4.737%, 02/25/25	717,982	0.1
550,000	Fannie Mae Connecticut Avenue Securities 2015- C02 1M2, 4.187%, 05/25/25	538,193	0.1
350,000	Fannie Mae Connecticut Avenue Securities 2015- C02 2M2, 4.187%, 05/25/25	341,832	0.1
636,000	Fannie Mae Connecticut Avenue Securities 2015- CO1 M2, 4.487%, 02/25/25	636,830	0.1
1,630,000	Fannie Mae Connecticut Avenue Securities, 5.087%-5.187%, 11/25/24	1,684,063	0.3
440,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	457,124	0.1
410,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	407,442	0.1
480,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	473,891	0.1
1,240,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	1,261,644	0.2
2,056,943	Granite Master Issuer PLC, 0.367%, 12/20/54	2,048,098	0.4
1,000,000 #	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	1,046,985	0.2
2,495,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,501,135	0.4
440,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	439,153	0.1
650,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	652,569	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,806,879 ^	JP Morgan Chase Commercial Mortgage Securities Trust 2012- CIBX XA, 1.926%, 06/15/45	$2,848,628	0.5
431,202	JPMorgan Mortgage Trust, 2.555%-2.594%, 02/25/35-07/25/35	438,347	0.1
615,050 #	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	617,220	0.1
5,186,991	MLCC Mortgage Investors, Inc., 2.201%, 11/25/35	5,090,598	0.9
175,849	MLCC Mortgage Investors, Inc., 0.437%-1.184%, 10/25/35-11/25/35	167,292	0.0
927,976 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	927,446	0.1
440,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	392,964	0.1
40,192 #	Structured Asset Securities Corp., 2.652%, 10/28/35	39,384	0.0
2,300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.897%, 05/15/43	2,319,076	0.4
2,500,000	Wachovia Bank Commercial Mortgage Trust Series, 5.897%, 05/15/43	2,540,268	0.4
2,658,430	Washington Mutual Mortgage Pass-through Certificates, 0.507%-4.362%, 02/27/34-08/25/46	2,452,181	0.4
1,189,037	Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, 2.683%, 07/25/36	1,172,649	0.2
513,591	Wells Fargo Mortgage-Backed Securities Trust, 2.613%-2.695%, 10/25/33-01/25/35	518,539	0.1
5,073,668	Other Securities	4,923,381	0.9
	Total Collateralized Mortgage Obligations (Cost $69,872,984)	70,944,817	12.3
MUNICIPAL BONDS: 1.1%
	California: 0.6%
2,800,000	Other Securities	3,581,295	0.6
	Nevada: 0.5%
3,300,000	City of North Las Vegas NV, 6.572%, 06/01/40	2,976,732	0.5
	Total Municipal Bonds (Cost $6,110,681)	6,558,027	1.1

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.9%
	Federal Home Loan Mortgage Corporation: 11.4%##
24,206,000 W	3.000%, due 07/01/43	$24,063,222	4.1
29,110,705	3.500%, due 01/01/45	29,990,504	5.2
4,287,000 W	3.500%, due 08/01/45	4,399,115	0.8
6,804,768	0.750%-6.000%, due 10/01/17-10/25/44	7,513,887	1.3
		65,966,728	11.4
	Federal National Mortgage Association: 13.2%##
3,895,000 W	2.500%, due 08/01/29	3,934,272	0.7
24,829,142	4.000%, due 02/01/45	26,379,697	4.6
3,677,268	4.500%, due 05/01/39	4,010,385	0.7
10,241,000 W	4.500%, due 07/01/44	11,073,082	1.9
28,218,471 W	0.247%-6.500%, due 12/01/16-08/01/45	30,755,895	5.3
		76,153,331	13.2
	Government National Mortgage Association: 4.3%
12,655,000	3.000%, due 08/01/44	12,743,487	2.2
7,859,000	3.500%, due 01/20/45	8,135,908	1.4
3,736,984	0.585%-5.000%, due 03/16/32-09/15/40	4,147,712	0.7
		25,027,107	4.3
	Total U.S. Government Agency Obligations (Cost $166,321,279)	167,147,166	28.9
FOREIGN GOVERNMENT BONDS: 1.3%
300,000 #	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	303,000	0.0
2,700,000	Korea Development Bank, 4.375%, 08/10/15	2,710,689	0.5
400,000 #	Korea Housing Finance Corp., 4.125%, 12/15/15	405,844	0.1
4,017,000	Other Securities	4,126,356	0.7
	Total Foreign Government Bonds (Cost $7,443,191)	7,545,889	1.3
U.S. TREASURY OBLIGATIONS: 10.0%
	U.S. Treasury Bonds: 4.0%
14,359,000	2.125%, due 05/15/25	14,076,300	2.4
10,306,000	2.500%, due 02/15/45	9,029,025	1.6
		23,105,325	4.0
	U.S. Treasury Notes: 6.0%
4,206,000	0.625%, due 06/30/17	4,204,027	0.7
12,282,000	1.125%, due 06/15/18	12,322,297	2.1
933,000	1.500%, due 07/31/16	944,298	0.2
10,394,000	1.625%, due 06/30/20	10,384,250	1.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
3,843,500	1.875%, due 05/31/22	$3,797,259	0.6
3,342,000	2.125%, due 06/30/22	3,352,965	0.6
		35,005,096	6.0
	Total U.S. Treasury Obligations (Cost $58,327,219)	58,110,421	10.0
ASSET-BACKED SECURITIES: 9.9%
	Automobile Asset-Backed Securities: 0.8%
1,480,000	Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	1,471,267	0.3
220,000 #	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	219,934	0.0
3,100,000	Other Securities	3,105,887	0.5
		4,797,088	0.8
	Home Equity Asset-Backed Securities: 0.3%
1,832,777	Other Securities	1,604,763	0.3
	Other Asset-Backed Securities: 8.8%
300,000 #	American Homes 4 Rent 2015-SFR1, 5.639%, 04/17/45	312,403	0.1
500,000 #	Apidos Cinco CDO Ltd., 2.525%, 05/14/20	492,709	0.1
500,000 #	Black Diamond CLO 2005- 1A C, 1.051%, 06/20/17	496,021	0.1
4,438,636 #	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.537%, 10/23/21	4,366,091	0.8
4,200,000 #	CIFC Funding Ltd, 1.425%, 08/14/24	4,198,442	0.7
3,750,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	3,657,064	0.6
2,074,972	Countrywide Asset-Backed Certificates 2006-26 2A3, 0.357%, 06/25/37	1,951,542	0.3
1,133,291	Countrywide Asset-Backed Certificates, 0.367%, 08/25/36-09/25/36	1,118,262	0.2
2,000,000 #	Denali Capital CLO VI Ltd., 1.976%, 04/21/20	1,992,962	0.3
1,000,000 #	Duane Street CLO III Ltd., 1.036%, 01/11/21	983,547	0.2
500,000 #	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	496,297	0.1
1,000,000 #	Flagship CLO V, 0.631%, 09/20/19	982,872	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,500,000 #	Flagship CLO V, 0.981%, 09/20/19	$1,458,969	0.3
1,500,000 #	Flagship CLO V, 1.831%, 09/20/19	1,451,746	0.2
2,500,000 #	Gallatin CLO III Ltd. 2007- 1A A2L, 0.614%, 05/15/21	2,496,418	0.4
5,000,000 #	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.179%, 10/28/19	4,942,770	0.9
2,043,256 #	Hillmark Funding, 0.531%, 05/21/21	2,022,919	0.4
300,000 #	Invitation Homes Trust 2014-SFR2 E, 3.335%, 06/17/32	293,433	0.1
2,000,000 #	Jersey Street CLO Ltd., 1.825%, 10/20/18	1,961,260	0.3
2,500,000 #	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,637,950	0.4
500,000 #	Madison Park Funding Ltd., 5.527%, 07/26/21	500,139	0.1
1,700,000 #	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	1,702,308	0.3
2,500,000 #	Race Point IV CLO Ltd., 1.028%, 08/01/21	2,493,778	0.4
3,578,459 #	SpringCastle America Funding LLC, 2.700%, 05/25/23	3,602,023	0.6
2,000,000 #	Telos CLO 2006-1A D Ltd., 1.976%, 10/11/21	1,960,556	0.3
2,785,791	Other Securities	2,463,786	0.4
		51,036,267	8.8
	Total Asset-Backed Securities (Cost $57,190,039)	57,438,118	9.9
CERTIFICATES OF DEPOSIT: 0.6%
	Financial: 0.6%
3,600,000	Credit Suisse/New York NY, 0.689%, 12/07/15	3,601,040	0.6
	Total Certificates of Deposit (Cost $3,600,000)	3,601,040	0.6

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 10.5%
	Affiliated Investment Companies: 10.5%
856,628	Voya Emerging Markets Corporate Debt Fund - Class P	8,377,821	1.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,442,635	Voya Emerging Markets Hard Currency Debt Fund - Class P	$13,445,359	2.3
1,122,449	Voya Emerging Markets Local Currency Debt Fund - Class P	8,474,490	1.5
1,290,200	Voya High Yield Bond Fund - Class P	10,399,013	1.8
929,227	Voya Investment Grade Credit Fund - Class P	9,859,104	1.7
998,243	Voya Securitized Credit Fund - Class P	10,202,046	1.8
	Total Mutual Funds (Cost $61,122,475)	60,757,833	10.5
	Total Long-Term Investments (Cost $614,302,559)	612,728,281	105.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Commercial Paper: 4.2%
2,000,000	CAMPBELL SOUP CP 092115, 0.310%, 09/21/15	1,998,580	0.3
5,000,000	CONSOLIDTD EDSN CP 060715, 0.180%, 07/06/15	4,999,850	0.9
3,000,000	CVS 0% 7/24/15, 0.260%, 07/24/15	2,999,490	0.5
900,000	ENI Finance USA, Inc., 0.570%, 09/24/15	898,794	0.2
5,000,000	KROGER, 0.240%, 07/01/15	4,999,967	0.9
3,000,000	MONDELEZ INTL CP, 0.230%, 07/14/15	2,999,730	0.5
2,500,000	MONSANTO DISC 8/24/15, 0.300%, 08/24/15	2,498,875	0.4
3,000,000	NBC UNIVERSAL 0% 7/13/15, 0.250%, 07/13/15	2,999,730	0.5
		24,395,016	4.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 0.7%
94,496	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $94,497, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $96,386, due 02/28/17-05/15/44)	$94,496	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15-05/20/65)	1,000,000	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $1,020,000, due 11/15/16-07/01/45)	1,000,000	0.2
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,019,995, due 11/15/15-03/01/48)	1,000,000	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/31/15-05/20/65)	$1,000,000	0.2
		4,094,496	0.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
9,065,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $9,065,000)	9,065,000	1.6
	Total Short-Term Investments (Cost $37,551,615)	37,554,512	6.5
	Total Investments in Securities (Cost $651,854,174)	$650,282,793	112.3
	Liabilities in Excess of Other Assets	(71,153,846)	(12.3)
	Net Assets	$579,128,947	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $652,206,219.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,836,445
Gross Unrealized Depreciation	(7,759,871)
Net Unrealized Depreciation	$(1,923,426)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$60,757,833	$—	$—	$60,757,833
Corporate Bonds/Notes	—	180,624,970	—	180,624,970
Collateralized Mortgage Obligations	—	70,944,817	—	70,944,817
Municipal Bonds	—	6,558,027	—	6,558,027
Short-Term Investments	9,065,000	28,489,512	—	37,554,512
U.S. Treasury Obligations	—	58,110,421	—	58,110,421
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Foreign Government Bonds	—	7,545,889	—	7,545,889
Certificates of Deposit	—	3,601,040	—	3,601,040
U.S. Government Agency Obligations	—	167,147,166	—	167,147,166
Asset-Backed Securities	—	57,438,118	—	57,438,118
Total Investments, at fair value	$69,822,833	$580,459,960	$—	$650,282,793
Other Financial Instruments+
Forward Foreign Currency Contracts	—	157,923	—	157,923
Futures	178,366	—	—	178,366
Total Assets	$70,001,199	$580,617,883	$—	$650,619,082
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(257,116)	$—	$(257,116)
Futures	(408,418)	—	—	(408,418)
Total Liabilities	$(408,418)	$(257,116)	$—	$(665,534)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Aggregate Bond Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	5,128,164	Buy	08/13/15	$5,816,000	$5,720,499	$(95,501)
Bank of America	EU Euro	5,174,953	Buy	08/13/15	5,816,000	5,772,692	(43,308)
Bank of America	EU Euro	368,914	Buy	08/13/15	421,312	411,526	(9,786)
Morgan Stanley	Czech Koruna	20,428	Buy	08/13/15	855	836	(19)
							$(148,614)
Bank of America	EU Euro	5,212,819	Sell	08/13/15	$5,816,000	$5,814,933	$1,067
Morgan Stanley	EU Euro	5,212,315	Sell	08/13/15	5,816,000	5,814,370	1,630
Morgan Stanley	Romanian New Leu	777,554	Sell	08/13/15	197,494	193,630	3,864
Morgan Stanley	Hungarian Forint	117,011,294	Sell	08/13/15	428,062	413,197	14,865
Morgan Stanley	Mexican Peso	15,312,705	Sell	08/13/15	1,004,028	971,221	32,807
Morgan Stanley	Polish Zloty	3,183,505	Sell	08/13/15	869,741	845,703	24,038
Morgan Stanley	Turkish Lira	2,291,588	Sell	08/13/15	833,030	844,207	(11,177)
Morgan Stanley	South African Rand	10,528,200	Sell	08/13/15	857,747	858,831	(1,084)
Morgan Stanley	Peruvian Nuevo Sol	191,030	Sell	08/13/15	59,959	59,710	249
Morgan Stanley	Colombian Peso	1,515,655,680	Sell	08/13/15	594,375	579,063	15,312
Morgan Stanley	Chilean Peso	7,092,800	Sell	08/13/15	11,234	11,051	183
Morgan Stanley	Brazilian Real	2,181,513	Sell	08/13/15	703,759	690,764	12,995
Morgan Stanley	Russian Ruble	16,662,166	Sell	08/13/15	306,290	297,149	9,141
Morgan Stanley	Japanese Yen	1,434,579,794	Sell	08/13/15	11,632,000	11,727,842	(95,842)
Morgan Stanley	Thai Baht	19,189,553	Sell	08/13/15	571,288	567,305	3,983
Morgan Stanley	Philippine Peso	1,704,692	Sell	08/13/15	38,170	37,740	430
Morgan Stanley	Malaysian Ringgit	3,048,628	Sell	08/13/15	846,677	809,318	37,359
Morgan Stanley	Indonesian Rupiah	8,973,148,800	Sell	08/13/15	665,121	665,520	(399)
							$49,421

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following futures contracts were outstanding for Voya Aggregate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	410	09/30/15	$89,764,375	$155,338
U.S. Treasury 5-Year Note	91	09/30/15	10,852,460	23,028
U.S. Treasury Long Bond	45	09/21/15	6,787,969	(157,308)
U.S. Treasury Ultra Long Bond	22	09/21/15	3,389,375	(115,703)
			$110,794,179	$(94,645)
Short Contracts
U.S. Treasury 10-Year Note	(235)	09/21/15	(29,650,392)	(135,407)
			$(29,650,392)	$(135,407)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2015	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$—	$8,261,347	$—	$116,474	$8,377,821	$171,347	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	—	$13,392,270	—	53,089	13,445,359	292,270	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	—	$8,800,000	—	(325,510)	8,474,490	—	—	—
Voya High Yield Bond Fund - Class P	—	$10,302,090	—	96,923	10,399,013	302,089	—	—
Voya Investment Grade Credit Fund - Class P	—	$10,183,895	—	(324,791)	9,859,104	183,896	—	—
Voya Securitized Credit Fund - Class P	—	$10,182,873	—	19,173	10,202,046	182,873	—	—
	$—	$61,122,475	$—	$(364,642)	$60,757,833	$1,132,475	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$157,923
Interest rate contracts	Net Assets — Unrealized appreciation*	178,366
Total Asset Derivatives		$336,289

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$257,116
Interest rate contracts	Net Assets — Unrealized depreciation*	408,418
Total Liability Derivatives		$665,534

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit Contract	$—	$—	$—	$(255,367)	$—	$(255,367)
Foreign exchange contracts	—	1,833,231	—	—	—	1,833,231
Interest rate contracts	60,569	—	508,798	—	(245,887)	323,480
Total	$60,569	$1,833,231	$508,798	$(255,367)	$(245,887)	$1,901,344

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures
Foreign exchange contracts	$(1,764,605)	$—-
Interest rate contracts	—	(340,179)
Total	$(1,764,605)	$(340,179)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transaction and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Bank of America	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$1,067	$156,856	$157,923
Total Assets	$1,067	$156,856	$157,923
Liabilities:
Forward foreign currency contracts	$148,595	$108,521	$257,116
Total Liabilities	$148,595	$108,521	$257,116
Net OTC derivative instruments by counterparty, at fair value	$(147,528)	$48,335	(99,193)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(147,528)	$48,335	$(99,193)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited)

Geographic Diversification as of June 30, 2015 (as a percentage of net assets)

United States	88.3%
Cayman Islands	3.7%
Italy	3.2%
Germany	2.3%
Austria	1.4%
Spain	1.0%
Netherlands	0.7%
France	0.6%
United Kingdom	0.5%
Australia	0.4%
Countries between 0.0%-0.4%^	2.3%
Liabilities in Excess of Other Assets*	(4.4)%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 12 countries, which each represents 0.0%-0.4% of net assets.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.5%
	Australia: 0.4%
703,000	BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$735,524	0.3
320,000	Other Securities	315,671	0.1
		1,051,195	0.4
	Canada: 0.1%
402,000	Other Securities	386,445	0.1
	China: 0.2%
601,000 #	Alibaba Group Holding Ltd., 3.600%, 11/28/24	579,778	0.2
	France: 0.6%
287,000 #	BPCE SA, 5.150%, 07/21/24	291,233	0.1
940,000 #	Numericable Group SA, 6.000%, 05/15/22	928,838	0.4
294,000	Other Securities	298,945	0.1
		1,519,016	0.6
	Germany: 0.3%
730,000	Deutsche Bank AG/ London, 1.875%, 02/13/18	727,881	0.3
	Guernsey: 0.3%
716,000 #	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	707,649	0.3
	Italy: 0.1%
286,000	Other Securities	294,298	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Japan: 0.4%
790,000 #	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	$786,819	0.3
200,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	196,293	0.1
		983,112	0.4
	Luxembourg: 0.3%
690,000	Other Securities	694,114	0.3
	Mexico: 0.0%
MXN1,218,600	Other Securities(a)	15,603	0.0
	Netherlands: 0.7%
200,000 #	Carlson Wagonlit BV, 6.875%, 06/15/19	211,300	0.1
800,000 #	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	789,858	0.3
959,000	Other Securities	976,985	0.3
		1,978,143	0.7
	Norway: 0.1%
380,000	Other Securities	364,379	0.1
	Sweden: 0.4%
298,000 #,L	Nordea Bank AB, 5.500%, 09/29/49	295,672	0.1
670,000 #	Swedbank AB, 2.200%, 03/04/20	665,683	0.3
		961,355	0.4
	Switzerland: 0.3%
400,000 #	Credit Suisse AG, 6.500%, 08/08/23	438,444	0.2
250,000	Other Securities	293,100	0.1
		731,544	0.3
	United Kingdom: 0.5%
1,002,000	Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	998,835	0.4
265,000 #	Barclays Bank PLC, 6.050%, 12/04/17	288,605	0.1
		1,287,440	0.5
	United States: 18.8%
570,000 #	Alliance Data Systems Corp., 5.375%, 08/01/22	562,875	0.2
780,000	American Tower Corp., 5.000%, 02/15/24	824,922	0.3
1,050,000	Apple Inc., 1.000%, 05/03/18	1,038,699	0.4
1,135,000	Bank of America Corp., 3.300%-4.100%, 01/11/23-04/01/24	1,148,897	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,309,000	Barrick North America Finance LLC, 5.750%, 05/01/43	$1,259,414	0.5
540,000 #	Calpine Corp., 6.000%, 01/15/22	573,750	0.2
851,000	Citigroup, Inc., 4.000%-5.500%, 08/05/24-09/13/25	884,248	0.3
758,000	Citizens Bank NA/ Providence RI, 2.450%, 12/04/19	753,243	0.3
562,000 #	COX Communications, Inc., 2.950%, 06/30/23	518,177	0.2
985,000	Devon Energy Corp., 5.600%, 07/15/41	1,031,469	0.4
818,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%-5.150%, 03/01/16-03/15/42	803,053	0.3
1,026,000	Energy Transfer Partners L.P., 4.900%, 02/01/24	1,043,872	0.4
539,000	Fifth Third Bancorp., 8.250%, 03/01/38	778,924	0.3
715,000	General Electric Capital Corp., 6.750%, 03/15/32	927,397	0.3
960,000 #	Glencore Funding LLC, 2.500%, 01/15/19	949,399	0.4
916,000	Goldman Sachs Group, Inc., 4.800%-5.250%, 07/27/21-07/08/44	982,806	0.4
605,000	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	754,426	0.3
540,000 #	HJ Heinz Co., 3.950%, 07/15/25	544,136	0.2
1,165,000	Indiana Michigan Power, 7.000%, 03/15/19	1,356,182	0.5
570,000 #	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	574,987	0.2
302,000 #	Jersey Central Power & Light Co., 4.700%, 04/01/24	316,864	0.1
430,000 #	JM Smucker Co, 3.000%, 03/15/22	422,539	0.2
840,000	JPMorgan Chase & Co., 1.625%-6.000%, 05/15/18-12/29/49	835,453	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
55 #	Kern River Funding Corp., 4.893%, 04/30/18	$59	0.0
375,000 #	Medtronic, Inc., 3.150%, 03/15/22	376,666	0.1
393,000 #	Medtronic, Inc., 3.500%, 03/15/25	392,173	0.2
1,577,000	Morgan Stanley, 3.750%-4.100%, 02/25/23-04/29/24	1,589,406	0.6
1,048,000	Mylan, Inc./PA, 2.600%, 06/24/18	1,055,770	0.4
470,000 #	Sable International Finance Ltd., 8.750%, 02/01/20	505,250	0.2
585,000 #	Sanmina Corp., 4.375%, 06/01/19	585,000	0.2
946,000	Time Warner Cable, Inc., 5.875%-6.500%, 11/15/36-11/15/40	1,041,124	0.4
505,000 #	Valeant Pharmaceuticals International, 7.250%, 07/15/22	538,456	0.2
1,328,000	Verizon Communications, Inc., 5.150%, 09/15/23	1,457,488	0.5
676,000	Verizon Communications, Inc., 5.012%-6.550%, 09/15/43-08/21/54	707,041	0.3
599,000	Wells Fargo & Co., 4.100%, 06/03/26	601,319	0.2
23,341,000	Other Securities(b)	22,163,144	8.4
		49,898,628	18.8
	Total Corporate Bonds/Notes (Cost $61,698,356)	62,180,580	23.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.9%
	United States: 11.9%
479,472	Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	483,080	0.2
800,000	Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	830,694	0.3
700,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	711,992	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
540,000	Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	$563,068	0.2
1,033,079	Banc of America Funding Corp., 5.500%, 02/25/35	1,053,196	0.4
1,130,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	1,154,580	0.4
440,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.328%, 09/10/47	444,787	0.2
440,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	482,052	0.2
1,030,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,029,903	0.4
500,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.256%, 10/12/42	503,570	0.2
520,492 #	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	572,281	0.2
240,000 #	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	239,995	0.1
260,124	Citigroup Mortgage Loan Trust, Inc., 2.723%, 05/25/35	259,847	0.1
680,000 #	COMM 2004-LNB2 H Mortgage Trust, 6.067%, 03/10/39	751,058	0.3
10,917,185 #,^	COMM 2012 - LTRT XA, 1.208%, 10/05/30	624,163	0.2
4,072,431 ^	COMM 2012-CCRE1 XA Mortgage Trust, 2.282%, 05/15/45	390,861	0.2
11,183,283 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	1,072,911	0.4
2,976,791 ^	COMM 2013-LC6 XA Mortgage Trust, 1.900%, 01/10/46	232,672	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
4,422,266 ^	COMM 2014-CCRE17 XA Mortgage Trust, 1.362%, 05/10/47	$308,071	0.1
480,000 #	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	488,241	0.2
228,000	Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	237,628	0.1
380,000	Commercial Mortgage Trust, 5.380%, 07/15/44	382,242	0.1
29,852 #	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	29,882	0.0
535,514 #	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.289%, 07/27/37	537,537	0.2
5,344,727 #,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.531%, 11/10/46	97,190	0.0
71,600 #	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.686%, 01/27/37	120,223	0.0
580,000	Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	586,521	0.2
320,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.087%, 07/25/24	296,499	0.1
1,780,000	Fannie Mae Connecticut Avenue Securities, 5.087%, 11/25/24	1,838,687	0.7
340,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	353,232	0.1
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	198,752	0.1
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	217,200	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
180,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	$183,142	0.1
1,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.737%, 10/25/24	1,126,951	0.4
44,206,448 #,^	FREMF Mortgage Trust, 0.100%, 12/25/44	226,735	0.1
2,760,000 #,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	64,842	0.0
500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.520%, 05/15/45	511,722	0.2
487,794 #	JP Morgan Chase Commercial Mortgage Securities Trust 2003- LN1 H, 5.623%, 10/15/37	490,044	0.2
270,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	263,758	0.1
8,502,749 ^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.926%, 06/15/45	608,467	0.2
207,438	JPMorgan Mortgage Trust, 2.564%, 07/25/35	205,819	0.1
360,000	LB-UBS Commercial Mortgage Trust 2005- C3 E, 4.983%, 07/15/40	362,392	0.1
780,000	LB-UBS Commercial Mortgage Trust 2006- C4 D, 6.048%, 06/15/38	796,337	0.3
260,000	LB-UBS Commercial Mortgage Trust 2006- C4 E, 6.048%, 06/15/38	264,109	0.1
360,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.096%, 09/15/39	367,443	0.1
150,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.096%, 09/15/39	152,269	0.1
150,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.096%, 09/15/39	149,744	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
317,002	Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	$318,869	0.1
570,000 #	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	615,459	0.2
460,000 #	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	489,187	0.2
865,000 #	Morgan Stanley Capital I Trust 2011-C1, 5.418%, 09/15/47	951,869	0.4
434,586 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	434,338	0.2
290,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	258,999	0.1
466,825 #	N-Star Real Estate CDO Ltd. 2013-1A A, 2.037%, 08/25/29	466,591	0.2
670,000 #	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	695,378	0.3
6,663,347 #,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.276%, 08/10/49	680,493	0.2
6,078,703 #,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.241%, 10/15/45	590,156	0.2
701,087	Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 4.892%, 08/25/35	695,758	0.2
2,992,437	WFRBS Commercial Mortgage Trust 2012- C8 XA, 2.346%, 08/15/45	282,259	0.1
430,054	Wells Fargo Mortgage-Backed Securities Trust, 2.601%-2.617%, 02/25/34-02/25/35	434,237	0.2
1,902,048	Other Securities	1,873,064	0.7
	Total Collateralized Mortgage Obligations (Cost $31,149,848)	31,653,046	11.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.0%
	Mexico: 0.0%
MXN506,357	Other Securities	$29,310	0.0
	Russia: 0.0%
RUB6,709,216	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 4.280%, 08/22/34	53,644	0.0
	Total Structured Products (Cost $287,827)	82,954	0.0
FOREIGN GOVERNMENT BONDS: 7.7%
	Austria: 1.4%
EUR3,000,000 #	Austria Government Bond, 1.650%, 10/21/24	3,535,333	1.4
	Brazil: 0.2%
BRL705,000	Other Securities	600,234	0.2
	Germany: 2.0%
EUR2,997,000 Z	Bundesobligation, 0.070%, 04/17/20	3,329,327	1.2
EUR1,230,000	Bundesschatzanweisungen, -0.230%, 06/16/17	1,377,355	0.5
EUR170,000 Z	Bundesschatzanweisungen, -0.280%, 12/11/15	189,760	0.1
EUR380,000	Other Securities	462,075	0.2
		5,358,517	2.0
	Italy: 3.1%
EUR7,900,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 06/01/25	8,188,651	3.1
	South Africa: 0.0%
ZAR1,000,000	Other Securities	86,038	0.0
	Spain: 1.0%
EUR2,340,000 #	Spain Government Bond, 2.750%, 10/31/24	2,713,756	1.0
	Total Foreign Government Bonds (Cost $21,052,171)	20,482,529	7.7
U.S. TREASURY OBLIGATIONS: 14.4%
	U.S. Treasury Bonds: 9.7%
24,880,000	2.125%, due 05/15/25	24,390,163	9.2
1,606,000	2.500%, due 02/15/45	1,407,007	0.5
		25,797,170	9.7
	U.S. Treasury Notes: 4.7%
2,661,000	0.625%, due 06/30/17	2,659,752	1.0
3,260,000	1.125%, due 06/15/18	3,270,696	1.2
3,603,000	1.500%, due 07/31/16	3,646,629	1.4
2,782,000	1.625%, due 06/30/20	2,779,390	1.1
		12,356,467	4.7
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
	Total U.S. Treasury Obligations (Cost $38,196,075)	$38,153,637	14.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.8%
	Federal Home Loan Mortgage Corporation: 6.6%##
1,929,000 W	3.000%, due 07/01/43	1,917,622	0.7
1,490,036	3.000%, due 04/01/45	1,484,090	0.5
1,502,675	3.000%, due 04/01/45	1,496,445	0.6
2,664,000 W	3.500%, due 08/01/45	2,733,670	1.0
1,040,135 ^	4.000%, due 02/15/43	196,872	0.1
16,436,693 ^	4.000%, due 04/15/43	3,139,180	1.2
6,676,630 ^	4.265%, due 05/15/36	725,316	0.3
2,590,446 ^	5.765%, due 10/15/36	359,289	0.1
6,939,883 ^	5.815%, due 05/15/36	728,688	0.3
5,572,930 ^	5.865%, due 07/15/40	876,487	0.3
146,883 ^	5.965%, due 07/15/35	25,508	0.0
2,675,196 ^	6.065%, due 11/15/32	503,472	0.2
1,397,250 ^	6.415%, due 08/15/28	178,623	0.1
18,030 ^	7.000%, due 03/15/28	3,706	0.0
100,987 ^	7.000%, due 04/15/28	20,766	0.0
161,350 ^	7.465%, due 03/15/29	36,144	0.0
152,419 ^	7.515%, due 03/15/29	29,425	0.0
226,775 ^	8.765%, due 08/15/29	57,193	0.0
2,819,213	0.636%-24.070%, due 05/15/17-08/15/35	3,110,730	1.2
		17,623,226	6.6
	Federal National Mortgage Association: 10.5%##
1,501,000 W	0.300%, due 08/01/44	1,491,531	0.6
4,194,000 W	0.400%, due 08/01/45	4,433,631	1.7
2,429,839 ^	3.000%, due 06/25/33	404,371	0.2
3,862,063	3.000%, due 07/01/43	3,869,638	1.5
1,112,373	3.000%, due 07/01/43	1,113,350	0.4
1,306,391 ^	3.500%, due 08/25/33	176,349	0.1
786,401 ^	3.500%, due 08/25/43	155,615	0.1
3,528,263 ^	3.863%, due 02/25/37	82,725	0.0
2,440,035 ^	4.000%, due 06/25/42	406,312	0.2
4,132,587	4.500%, due 05/01/44	4,469,718	1.7
2,562,213 ^	5.000%, due 05/25/18	120,681	0.1
79,648 ^	5.500%, due 07/25/33	17,353	0.0
32,958 ^	5.500%, due 06/01/35	6,891	0.0
3,374,275 ^	5.753%, due 01/25/38	609,473	0.2
6,063,347 ^	5.763%, due 09/25/41	996,327	0.4
5,067,985 ^	5.793%, due 11/25/41	886,307	0.3
3,537,434 ^	5.913%, due 01/25/43	891,713	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
146,145 ^	6.000%, due 12/01/32	$33,454	0.0
62,698 ^	6.000%, due 02/01/33	12,411	0.0
61,009 ^	6.000%, due 03/01/33	12,151	0.0
72,854 ^	6.000%, due 03/01/33	16,888	0.0
34,509 ^	6.000%, due 09/01/35	6,980	0.0
4,853,935 ^	6.263%, due 02/25/42	840,337	0.3
155,427 ^	6.353%, due 06/25/37	24,634	0.0
495,374 ^	6.383%, due 06/25/36	91,644	0.0
249,764 ^	6.500%, due 02/01/32	59,275	0.0
28,772 ^	6.563%, due 05/25/35	5,378	0.0
41,156 ^	6.913%, due 06/25/23	5,001	0.0
43,800 ^	7.000%, due 02/01/28	10,269	0.0
54,077 ^	7.000%, due 03/25/33	15,629	0.0
44,070 ^	7.000%, due 04/25/33	9,728	0.0
138,500 ^	7.043%, due 09/25/36	25,405	0.0
238,334 ^	7.363%, due 10/25/33	44,983	0.0
125,970 ^	7.443%, due 03/25/23	5,789	0.0
61,913 ^	7.500%, due 01/01/24	12,732	0.0
148,126 ^	7.563%, due 07/25/31	33,691	0.0
85,127 ^	7.563%, due 02/25/32	16,809	0.0
51,470 ^	7.763%, due 07/25/32	11,664	0.0
1,730,167 ^	7.815%, due 12/18/32	371,268	0.1
563,648	32.515%, due 11/25/36	1,015,840	0.4
4,245,702 W	0.587%-27.337%, due 03/25/17-08/01/44	5,139,800	1.9
		27,953,745	10.5
	Government National Mortgage Association: 1.7%
10,225,359 ^	4.000%, due 04/20/38	1,027,075	0.4
5,222,538 ^	5.663%, due 06/20/40	809,309	0.3
2,916,895 ^	6.515%, due 07/16/41	619,730	0.2
754,319	21.443%, due 03/20/37	1,167,661	0.5
659,453	3.500%-8.000%, due 01/16/30-01/20/45	736,191	0.3
		4,359,966	1.7
	Total U.S. Government Agency Obligations (Cost $47,770,108)	49,936,937	18.8
ASSET-BACKED SECURITIES: 4.0%
	Cayman Islands: 3.7%
740,000 #	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	732,379	0.3
950,000 #	Black Diamond CLO 2005-1A C, 1.051%, 06/20/17	942,440	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands (continued)
1,000,000 #	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	$968,028	0.4
1,450,000 #	Castle Garden Funding 2005-1A C1, 2.034%, 10/27/20	1,436,490	0.5
1,000,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	975,217	0.3
500,000 #	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	494,168	0.2
1,100,000 #	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	1,091,855	0.4
1,300,000 #	Madison Park Funding Ltd., 1.277%, 07/26/21	1,247,230	0.5
1,550,000 #	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	1,549,075	0.6
500,000 #	Northwoods Capital VIII Ltd., 2.279%, 07/28/22	493,366	0.2
		9,930,248	3.7
	United States: 0.3%
757,958	Other Securities	669,662	0.3
	Total Asset-Backed Securities (Cost $10,573,388)	10,599,910	4.0

Shares		Value	Percentage of Net Assets
Common Stock: 0.1%
	United States: 0.1%
48,619	Other Securities(b)	89,105	0.1
	Total Common Stock (Cost $1,315,740)	89,105	0.1
MUTUAL FUNDS: 24.0%
	United States: 24.0%
1,056,411	Voya Emerging Markets Corporate Debt Fund - Class P	10,331,702	3.9
1,644,261	Voya Emerging Markets Hard Currency Debt Fund - Class P	15,324,514	5.8
2,919,202	Voya Emerging Markets Local Currency Debt Fund - Class P	22,039,973	8.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	United States (continued)
1,988,752	Voya High Yield Bond Fund - Class P	$16,029,338	6.0
	Total Mutual Funds (Cost $72,819,814)	63,725,527	24.0
WARRANTS: —%
	United States: —%
2,406	Other Securities	—	—
	Total Warrants (Cost $ —)	—	—

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.7%
	Options on Currencies: 0.1%
15,000,000 @	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	1,301	0.0
56,055,296 @	Put EUR vs. Call USD, Strike @ 1.055, Exp. 08/12/15 Counterparty: Bank of America	225,000	0.1
		226,301	0.1
	OTC Interest Rate Swaptions: 1.6%
83,762,000 @	Pay a fixed rate equal to 1.667% and receive a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	95,495	0.0
26,400,000 @	Pay a fixed rate equal to 3.140% and receive a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	1,846,896	0.7
83,762,000 @	Receive a fixed rate equal to 1.667% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	802,790	0.3
26,400,000 @	Receive a fixed rate equal to 3.140% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	1,489,059	0.6
		4,234,240	1.6
# of Contracts	Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions (continued)
Total Purchased Options (Cost $5,466,562)	$4,460,541	1.7
Total Long-Term Investments (Cost $290,329,889)	281,364,766	106.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc: 0.6%
754,290	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $754,293, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $769,376, due 07/15/15-05/20/65)	754,290	0.3
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/15/42)	1,000,000	0.3
		1,754,290	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
2,565,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $2,565,000)	2,565,000	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Short-Term Investments (Cost $4,319,290)	$4,319,290	1.6
Total Investments in Securities (Cost $294,649,179)	$285,684,056	107.7
Liabilities in Excess of Other Assets	(20,365,092)	(7.7)
Net Assets	$265,318,964	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(a)
The grouping contains securities in default.

(b)
This grouping contains securities on loan.

BRL
Brazilian Real

EUR
EU Euro

MXN
Mexican Peso

RUB
Russian Ruble

ZAR
South African Rand

Cost for federal income tax purposes is $294,581,947.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,720,107
Gross Unrealized Depreciation	(14,617,998)
Net Unrealized Depreciation	$(8,897,891)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	24.0%
U.S. Government Agency Obligations	18.8
U.S. Treasury Obligations	14.4
Collateralized Mortgage Obligations	11.9
Financial	7.9
Foreign Government Bonds	7.7
Communications	4.3
Other Asset-Backed Securities	4.0
Consumer, Non-cyclical	3.7
Energy	1.8
Purchased Options	1.7
Basic Materials	1.6
Utilities	1.4
Technology	1.2
Industrial	1.0
Consumer, Cyclical	0.6
Materials	0.1
Structured Products	0.0
Consumer Discretionary	0.0
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(7.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
United States	$89,105	$—	$—	$89,105
Total Common Stock	89,105	—	—	89,105
Mutual Funds	63,725,527	—	—	63,725,527
Warrants	—	—	—	—
Purchased Options	—	4,460,541	—	4,460,541
Corporate Bonds/Notes	—	62,164,977	15,603	62,180,580
Collateralized Mortgage Obligations	—	31,653,046	—	31,653,046
Structured Products	—	—	82,954	82,954
Short-Term Investments	2,565,000	1,754,290	—	4,319,290
U.S. Government Agency Obligations	—	49,936,937	—	49,936,937
Asset-Backed Securities	—	10,599,910	—	10,599,910
U.S. Treasury Obligations	—	38,153,637	—	38,153,637
Foreign Government Bonds	—	20,482,529	—	20,482,529
Total Investments, at fair value	$66,379,632	$219,205,867	$98,557	$285,684,056
Other Financial Instruments+
Centrally Cleared Swaps	—	5,097,341	—	5,097,341
Forward Foreign Currency Contracts	—	1,875,197	—	1,875,197
Futures	406,616	—	—	406,616
Total Assets	$66,786,248	$226,178,405	$98,557	$293,063,210
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(6,539,272)	$—	$(6,539,272)
Forward Foreign Currency Contracts	—	(4,349,899)	—	(4,349,899)
Futures	(471,459)	—	—	(471,459)
Written Options	—	(4,424,244)	—	(4,424,244)
Total Liabilities	$(471,459)	$(15,313,415)	$—	$(15,784,874)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	16,618,594	Buy	08/14/15	$2,111,000	$2,117,407	$6,407
Barclays Bank PLC	Swedish Krona	5,761,349	Buy	08/14/15	710,000	695,623	(14,377)
Barclays Bank PLC	Japanese Yen	71,566,404	Buy	08/14/15	576,000	585,069	9,069
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swedish Krona	5,335,136	Buy	08/14/15	627,000	644,163	17,163
Barclays Bank PLC	Singapore Dollar	648,988	Buy	08/14/15	489,393	481,529	(7,864)
Barclays Bank PLC	Swedish Krona	10,401,555	Buy	08/14/15	1,272,000	1,255,880	(16,120)
Citigroup, Inc.	EU Euro	2,522,066	Buy	08/14/15	2,829,000	2,813,421	(15,579)
Citigroup, Inc.	EU Euro	1,283,551	Buy	08/14/15	1,439,000	1,431,830	(7,170)
Citigroup, Inc.	EU Euro	7,230,284	Buy	08/14/15	8,240,000	8,065,544	(174,456)
Citigroup, Inc.	Canadian Dollar	1,030,087	Buy	08/14/15	839,000	824,234	(14,766)
Citigroup, Inc.	EU Euro	1,434,429	Buy	08/14/15	1,619,000	1,600,138	(18,862)
Citigroup, Inc.	Japanese Yen	80,560,460	Buy	08/14/15	653,000	658,598	5,598
Citigroup, Inc.	British Pound	777,445	Buy	08/14/15	1,209,000	1,221,187	12,187
Citigroup, Inc.	Canadian Dollar	1,745,852	Buy	08/14/15	1,414,000	1,396,960	(17,040)
Citigroup, Inc.	British Pound	668,160	Buy	08/14/15	1,027,000	1,049,526	22,526
Citigroup, Inc.	British Pound	1,094,873	Buy	08/14/15	1,672,000	1,719,794	47,794
Citigroup, Inc.	Australian Dollar	887,007	Buy	08/14/15	687,000	682,676	(4,324)
Citigroup, Inc.	EU Euro	138,999	Buy	08/14/15	152,000	155,057	3,057
Citigroup, Inc.	Japanese Yen	8,229,079	Buy	08/14/15	66,000	67,274	1,274
Citigroup, Inc.	Australian Dollar	774,791	Buy	08/14/15	590,000	596,310	6,310
Citigroup, Inc.	Israeli New Shekel	2,615,982	Buy	09/11/15	685,586	693,386	7,800
Citigroup, Inc.	Mexican Peso	59,377,125	Buy	09/11/15	3,883,027	3,758,483	(124,544)
Citigroup, Inc.	Australian Dollar	5,420,239	Buy	08/14/15	4,316,342	4,171,632	(144,710)
Deutsche Bank AG	Norwegian Krone	11,118,578	Buy	08/14/15	1,450,000	1,416,640	(33,360)
Deutsche Bank AG	Swedish Krona	7,868,735	Buy	08/14/15	971,000	950,069	(20,931)
Deutsche Bank AG	British Pound	985,195	Buy	08/14/15	1,528,000	1,547,514	19,514
Deutsche Bank AG	EU Euro	595,131	Buy	08/14/15	664,000	663,882	(118)
Goldman Sachs & Co.	British Pound	1,158,593	Buy	08/14/15	1,823,000	1,819,883	(3,117)
Goldman Sachs & Co.	British Pound	940,714	Buy	08/14/15	1,480,000	1,477,644	(2,356)
Goldman Sachs & Co.	British Pound	2,174,266	Buy	08/14/15	3,409,000	3,415,270	6,270
Goldman Sachs & Co.	EU Euro	7,350,937	Buy	08/14/15	8,298,000	8,200,135	(97,865)
Goldman Sachs & Co.	EU Euro	7,277,409	Buy	08/14/15	8,098,000	8,118,114	20,114
HSBC Bank PLC	South Korean Won	3,481,708,496	Buy	08/14/15	3,170,522	3,105,810	(64,712)
JPMorgan Chase & Co.	Australian Dollar	905,767	Buy	08/14/15	697,000	697,114	114
JPMorgan Chase & Co.	Australian Dollar	1,032,320	Buy	08/14/15	796,000	794,514	(1,486)
JPMorgan Chase & Co.	Australian Dollar	2,802,795	Buy	08/14/15	2,171,000	2,157,143	(13,857)
JPMorgan Chase & Co.	Japanese Yen	194,827,693	Buy	08/14/15	1,590,000	1,592,754	2,754
JPMorgan Chase & Co.	New Zealand Dollar	677,013	Buy	08/14/15	465,000	457,001	(7,999)
JPMorgan Chase & Co.	Australian Dollar	2,021,515	Buy	08/14/15	1,562,000	1,555,839	(6,161)
JPMorgan Chase & Co.	Canadian Dollar	2,146,641	Buy	08/14/15	1,753,000	1,717,655	(35,345)
JPMorgan Chase & Co.	British Pound	1,527,364	Buy	08/14/15	2,341,000	2,399,137	58,137
JPMorgan Chase & Co.	Japanese Yen	50,858,710	Buy	08/14/15	408,000	415,780	7,780
JPMorgan Chase & Co.	British Pound	2,256,490	Buy	08/14/15	3,466,000	3,544,426	78,426
JPMorgan Chase & Co.	Australian Dollar	1,352,645	Buy	08/14/15	1,047,000	1,041,050	(5,950)
JPMorgan Chase & Co.	Canadian Dollar	1,440,769	Buy	08/14/15	1,160,000	1,152,845	(7,155)
JPMorgan Chase & Co.	EU Euro	770,797	Buy	08/14/15	848,000	859,841	11,841
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	1,706,204	Buy	08/14/15	1,869,000	1,903,309	34,309
JPMorgan Chase & Co.	Hong Kong Sar Dollar	762,813	Buy	08/14/15	98,402	98,403	1
JPMorgan Chase & Co.	Canadian Dollar	16,628,009	Buy	08/14/15	13,784,962	13,305,059	(479,903)
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	08/14/15	1,026,193	1,008,692	(17,501)
JPMorgan Chase & Co.	British Pound	10,851,384	Buy	08/14/15	17,049,305	17,045,023	(4,282)
Morgan Stanley	New Zealand Dollar	1,503,004	Buy	08/14/15	1,044,000	1,014,566	(29,434)
Morgan Stanley	British Pound	758,343	Buy	08/14/15	1,181,000	1,191,183	10,183
Morgan Stanley	Australian Dollar	1,470,175	Buy	08/14/15	1,132,000	1,131,505	(495)
Morgan Stanley	EU Euro	6,156,583	Buy	08/14/15	6,972,000	6,867,806	(104,194)
Morgan Stanley	Norwegian Krone	11,269,260	Buy	08/14/15	1,447,000	1,435,838	(11,162)
Morgan Stanley	New Zealand Dollar	1,506,729	Buy	08/14/15	1,069,000	1,017,081	(51,919)
Morgan Stanley	Swedish Krona	8,024,058	Buy	08/14/15	969,000	968,822	(178)
Morgan Stanley	EU Euro	991,548	Buy	08/14/15	1,118,000	1,106,094	(11,906)
Morgan Stanley	EU Euro	1,193,979	Buy	08/14/15	1,345,000	1,331,910	(13,090)
Morgan Stanley	British Pound	1,881,508	Buy	08/14/15	2,881,000	2,955,416	74,416
Morgan Stanley	EU Euro	2,417,156	Buy	08/14/15	2,688,000	2,696,392	8,392
Morgan Stanley	EU Euro	7,806,445	Buy	08/14/15	8,579,000	8,708,264	129,264
Morgan Stanley	EU Euro	49,849	Buy	08/14/15	54,612	55,607	995
Morgan Stanley	EU Euro	782,358	Buy	08/14/15	852,000	872,737	20,737
Morgan Stanley	Czech Koruna	11,239,058	Buy	09/11/15	469,983	459,935	(10,048)
Morgan Stanley	British Pound	331,938	Buy	08/14/15	520,000	521,398	1,398
Morgan Stanley	Norwegian Krone	9,731,701	Buy	08/14/15	1,287,000	1,239,935	(47,065)
Morgan Stanley	New Zealand Dollar	2,322,382	Buy	08/14/15	1,690,000	1,567,668	(122,332)
Morgan Stanley	British Pound	697,150	Buy	08/14/15	1,080,000	1,095,061	15,061
Morgan Stanley	EU Euro	48,925,083	Buy	08/14/15	55,533,287	54,577,028	(956,259)
Morgan Stanley	British Pound	556,241	Buy	08/14/15	875,000	873,726	(1,274)
Morgan Stanley	Japanese Yen	5,274,832,088	Buy	08/14/15	44,059,427	43,122,781	(936,646)
							$(3,019,021)
Barclays Bank PLC	Norwegian Krone	22,501,263	Sell	08/14/15	$2,853,000	$2,866,930	$(13,930)
Barclays Bank PLC	EU Euro	926,508	Sell	08/14/15	1,053,000	1,033,541	19,459
Barclays Bank PLC	Japanese Yen	1,011,098,301	Sell	08/14/15	8,146,000	8,265,926	(119,926)
Barclays Bank PLC	Swedish Krona	5,268,850	Sell	08/14/15	616,000	636,159	(20,159)
Barclays Bank PLC	Turkish Lira	4,504,188	Sell	09/11/15	1,624,386	1,646,242	(21,856)
Citigroup, Inc.	Canadian Dollar	1,414,009	Sell	08/14/15	1,143,000	1,131,433	11,567
Citigroup, Inc.	Norwegian Krone	3,096,793	Sell	08/14/15	394,000	394,568	(568)
Citigroup, Inc.	Canadian Dollar	472,937	Sell	08/14/15	383,000	378,425	4,575
Citigroup, Inc.	Canadian Dollar	848,260	Sell	08/14/15	684,000	678,743	5,257
Citigroup, Inc.	British Pound	556,740	Sell	08/14/15	884,000	874,510	9,490
Citigroup, Inc.	Swedish Krona	7,742,147	Sell	08/14/15	949,000	934,784	14,216
Citigroup, Inc.	Canadian Dollar	913,150	Sell	08/14/15	741,000	730,666	10,334
Citigroup, Inc.	British Pound	847,990	Sell	08/14/15	1,313,000	1,331,997	(18,997)
Citigroup, Inc.	Canadian Dollar	885,504	Sell	08/14/15	720,000	708,544	11,456
Citigroup, Inc.	Swedish Krona	6,948,157	Sell	08/14/15	836,000	838,918	(2,918)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	820,048	Sell	08/14/15	1,257,000	1,288,106	(31,106)
Citigroup, Inc.	British Pound	597,873	Sell	08/14/15	914,000	939,121	(25,121)
Citigroup, Inc.	British Pound	1,619,617	Sell	08/14/15	2,479,000	2,544,045	(65,045)
Citigroup, Inc.	British Pound	598,345	Sell	08/14/15	921,000	939,863	(18,863)
Citigroup, Inc.	EU Euro	520,246	Sell	08/14/15	577,000	580,346	(3,346)
Citigroup, Inc.	Philippine Peso	28,280,482	Sell	08/14/15	632,531	626,073	6,458
Deutsche Bank AG	Swedish Krona	4,470,657	Sell	08/14/15	543,000	539,786	3,214
Deutsche Bank AG	Norwegian Krone	11,270,445	Sell	08/14/15	1,436,000	1,435,989	11
Deutsche Bank AG	Australian Dollar	2,434,402	Sell	08/14/15	1,864,000	1,873,613	(9,613)
Deutsche Bank AG	Norwegian Krone	9,865,901	Sell	08/14/15	1,269,000	1,257,034	11,966
Deutsche Bank AG	Romanian New Leu	1,620,684	Sell	09/11/15	411,395	403,340	8,055
Deutsche Bank AG	Malaysian Ringgit	6,307,909	Sell	08/14/15	1,756,735	1,674,411	82,324
Goldman Sachs & Co.	Canadian Dollar	1,718,528	Sell	08/14/15	1,386,000	1,375,096	10,904
Goldman Sachs & Co.	EU Euro	8,422,331	Sell	08/14/15	9,473,000	9,395,299	77,701
Goldman Sachs & Co.	Japanese Yen	51,587,613	Sell	08/14/15	415,000	421,739	(6,739)
Goldman Sachs & Co.	Canadian Dollar	871,441	Sell	08/14/15	699,000	697,292	1,708
Goldman Sachs & Co.	Swedish Krona	5,643,214	Sell	08/14/15	675,000	681,360	(6,360)
Goldman Sachs & Co.	Swedish Krona	5,777,569	Sell	08/14/15	704,661	697,581	7,080
HSBC Bank PLC	Peruvian Nuevo Sol	2,756,217	Sell	09/11/15	859,170	857,801	1,369
JPMorgan Chase & Co.	EU Euro	2,523,662	Sell	08/14/15	2,815,000	2,815,201	(201)
JPMorgan Chase & Co.	British Pound	1,748,334	Sell	08/14/15	2,747,000	2,746,229	771
JPMorgan Chase & Co.	Australian Dollar	2,551,807	Sell	08/14/15	1,957,000	1,963,973	(6,973)
JPMorgan Chase & Co.	Australian Dollar	1,001,475	Sell	08/14/15	764,000	770,775	(6,775)
JPMorgan Chase & Co.	Japanese Yen	88,290,790	Sell	08/14/15	713,000	721,794	(8,794)
JPMorgan Chase & Co.	EU Euro	752,364	Sell	08/14/15	842,000	839,279	2,721
JPMorgan Chase & Co.	Swiss Franc	493,184	Sell	08/14/15	538,000	528,392	9,608
JPMorgan Chase & Co.	EU Euro	1,744,876	Sell	08/14/15	1,979,000	1,946,448	32,552
JPMorgan Chase & Co.	British Pound	1,568,828	Sell	08/14/15	2,454,000	2,464,267	(10,267)
JPMorgan Chase & Co.	Australian Dollar	2,063,120	Sell	08/14/15	1,597,000	1,587,859	9,141
JPMorgan Chase & Co.	New Zealand Dollar	1,579,027	Sell	08/14/15	1,100,000	1,065,884	34,116
JPMorgan Chase & Co.	Canadian Dollar	2,187,872	Sell	08/14/15	1,776,000	1,750,647	25,353
JPMorgan Chase & Co.	Australian Dollar	857,441	Sell	08/14/15	663,000	659,921	3,079
JPMorgan Chase & Co.	EU Euro	741,062	Sell	08/14/15	839,000	826,671	12,329
JPMorgan Chase & Co.	Australian Dollar	1,229,768	Sell	08/14/15	935,000	946,478	(11,478)
JPMorgan Chase & Co.	EU Euro	971,384	Sell	08/14/15	1,082,000	1,083,601	(1,601)
JPMorgan Chase & Co.	Australian Dollar	942,249	Sell	08/14/15	721,000	725,193	(4,193)
JPMorgan Chase & Co.	Japanese Yen	435,471,775	Sell	08/14/15	3,601,000	3,560,067	40,933
JPMorgan Chase & Co.	Brazilian Real	8,211,832	Sell	09/11/15	2,616,900	2,573,031	43,869
JPMorgan Chase & Co.	Australian Dollar	1,383,838	Sell	08/14/15	1,083,000	1,065,057	17,943
JPMorgan Chase & Co.	EU Euro	2,003,192	Sell	08/14/15	2,237,000	2,234,605	2,395
JPMorgan Chase & Co.	Australian Dollar	1,409,050	Sell	08/14/15	1,110,000	1,084,461	25,539
JPMorgan Chase & Co.	Indonesian Rupiah	28,526,241,483	Sell	08/14/15	2,111,960	2,115,250	(3,290)
JPMorgan Chase & Co.	Norwegian Krone	5,513,358	Sell	08/14/15	744,374	702,468	41,906
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	907,856	Sell	08/14/15	620,000	612,826	7,174
Morgan Stanley	Australian Dollar	1,334,020	Sell	08/14/15	1,031,000	1,026,715	4,285
Morgan Stanley	Japanese Yen	57,179,958	Sell	08/14/15	463,000	467,457	(4,457)
Morgan Stanley	Japanese Yen	995,090,542	Sell	08/14/15	8,081,000	8,135,059	(54,059)
Morgan Stanley	British Pound	542,916	Sell	08/14/15	859,000	852,797	6,203
Morgan Stanley	British Pound	872,516	Sell	08/14/15	1,380,000	1,370,522	9,478
Morgan Stanley	Japanese Yen	61,184,447	Sell	08/14/15	496,000	500,195	(4,195)
Morgan Stanley	Norwegian Krone	11,036,683	Sell	08/14/15	1,419,000	1,406,205	12,795
Morgan Stanley	Australian Dollar	1,520,174	Sell	08/14/15	1,174,000	1,169,987	4,013
Morgan Stanley	EU Euro	2,389,226	Sell	08/14/15	2,697,000	2,665,235	31,765
Morgan Stanley	New Zealand Dollar	1,392,744	Sell	08/14/15	986,000	940,138	45,862
Morgan Stanley	New Zealand Dollar	1,337,899	Sell	08/14/15	946,000	903,116	42,884
Morgan Stanley	Canadian Dollar	1,270,564	Sell	08/14/15	1,016,000	1,016,654	(654)
Morgan Stanley	Japanese Yen	1,005,799,266	Sell	08/14/15	8,086,000	8,222,605	(136,605)
Morgan Stanley	British Pound	627,386	Sell	08/14/15	953,000	985,479	(32,479)
Morgan Stanley	Canadian Dollar	1,983,719	Sell	08/14/15	1,595,000	1,587,291	7,709
Morgan Stanley	British Pound	389,176	Sell	08/14/15	602,000	611,305	(9,305)
Morgan Stanley	Japanese Yen	51,692,514	Sell	08/14/15	426,000	422,596	3,404
Morgan Stanley	EU Euro	1,144,435	Sell	08/14/15	1,275,000	1,276,643	(1,643)
Morgan Stanley	Australian Dollar	1,592,352	Sell	08/14/15	1,251,000	1,225,538	25,462
Morgan Stanley	Canadian Dollar	2,183,032	Sell	08/14/15	1,787,000	1,746,773	40,227
Morgan Stanley	Swedish Krona	4,943,835	Sell	08/14/15	595,000	596,917	(1,917)
Morgan Stanley	Colombian Peso	2,961,027,253	Sell	09/11/15	1,158,915	1,127,616	31,299
Morgan Stanley	Chilean Peso	184,927,455	Sell	09/11/15	290,949	287,323	3,626
Morgan Stanley	South African Rand	23,511,781	Sell	09/11/15	1,905,228	1,908,225	(2,997)
Morgan Stanley	Hungarian Forint	340,159,718	Sell	09/11/15	1,243,945	1,200,774	43,171
Morgan Stanley	Polish Zloty	6,414,415	Sell	09/11/15	1,751,168	1,702,669	48,499
Morgan Stanley	Russian Ruble	37,898,113	Sell	09/11/15	686,809	669,434	17,375
Morgan Stanley	Canadian Dollar	1,617,105	Sell	08/14/15	1,322,000	1,293,942	28,058
Morgan Stanley	British Pound	1,175,575	Sell	08/14/15	1,821,000	1,846,557	(25,557)
Morgan Stanley	Thai Baht	27,099,373	Sell	08/14/15	806,409	801,117	5,292
Morgan Stanley	New Zealand Dollar	2,994,110	Sell	08/14/15	2,207,872	2,021,101	186,771
Morgan Stanley	Swiss Franc	371,774	Sell	08/14/15	403,490	398,315	5,175
Morgan Stanley	EU Euro	845,899	Sell	08/14/15	970,000	943,620	26,380
							$544,319

At June 30, 2015, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	44	09/08/15	$7,291,311	$(89,706)
Australia 10-Year Bond	11	09/15/15	1,063,102	6,438
Australia 3-Year Bond	43	09/15/15	3,694,012	6,086
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Canada 10-Year Bond	35	09/21/15	3,923,139	34,903
Euro-Bobl 5-Year	118	09/08/15	17,046,579	68,153
Euro-Schatz	45	09/08/15	5,582,482	3,708
Long Gilt	59	09/28/15	10,728,537	(118,878)
Long-Term Euro-BTP	66	09/08/15	9,580,883	(98,032)
Short Gilt	1	09/28/15	164,195	(159)
U.S. Treasury 10-Year Note	158	09/21/15	19,935,157	87,007
U.S. Treasury 2-Year Note	250	09/30/15	54,734,375	96,942
U.S. Treasury Long Bond	72	09/21/15	10,860,750	(158,433)
			$144,604,522	$(161,971)
Short Contracts
Euro-Bund	(12)	09/08/15	(2,033,490)	(1,363)
Japan 10-Year Bond (TSE)	(2)	09/10/15	(2,401,765)	(4,888)
U.S. Treasury 5-Year Note	(148)	09/30/15	(17,650,156)	1,208
U.S. Treasury Ultra Long Bond	(28)	09/21/15	(4,313,750)	102,171
			$(26,399,161)	$97,128

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$40,894	$43,620
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	365,413	363,296
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	261,812	312,873
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	(406,415)	(418,065)
Receive a floating rate equal to the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	1,084,559,370	(46,112)	(45,857)
Receive a floating rate equal to the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	37,848	37,611
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.322%	Chicago Mercantile Exchange	08/08/15	USD	40,000,000	(1,681)	(1,681)
Receive a fixed rate equal to 0.306% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/15	USD	50,000,000	1,338	1,338
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.309%	Chicago Mercantile Exchange	08/21/15	USD	10,000,000	(309)	(309)
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	40,100,000	5,319	5,319
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.704% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/27/16	USD	21,000,000	33,029	33,029
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	87,000,000	(180,694)	(180,694)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.082%	Chicago Mercantile Exchange	08/21/17	USD	15,000,000	(43,334)	(43,334)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	08/27/17	USD	40,000,000	(161,709)	(161,709)
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	56,100,000	(35,169)	(35,169)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	28,000,000	31,775	31,775
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	16,500,000	1,250	1,251
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	32,900,000	(17,120)	(17,120)
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	23,100,000	7,039	7,039
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	16,500,000	(4,776)	(4,776)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	16,400,000	(18,419)	(18,419)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	13,300,000	38,170	38,170
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	16,600,000	(59,186)	(59,186)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	31,500,000	(135,901)	(135,900)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	33,725,000	(35,217)	(35,217)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	11,600,000	(15,941)	(15,941)
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	37,900,000	41,175	41,175
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	21,400,000	29,335	29,335
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	32,900,000	(65,604)	(65,604)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	16,400,000	78,371	78,371
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	16,400,000	(90,399)	(90,399)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	16,600,000	(106,121)	(106,121)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	16,600,000	(103,224)	(103,224)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	16,600,000	56,516	56,516
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/19	USD	8,100,000	56,901	56,901
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	Chicago Mercantile Exchange	08/21/19	USD	32,000,000	(226,735)	(226,735)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	Chicago Mercantile Exchange	08/27/19	USD	8,000,000	(70,991)	(70,991)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	59,452,000	(130,893)	(130,893)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	121,260,000	1,939,633	1,939,633
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	27,546,000	(147,908)	(147,908)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	12,000,000	(185,244)	(185,244)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	Chicago Mercantile Exchange	07/01/21	USD	45,000,000	(536,765)	(536,765)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	08/21/24	USD	300,000	(4,423)	(4,423)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	8,500,000	(82,178)	(82,178)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	30,878,000	28,111	28,111
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	64,260,000	(1,980,536)	(1,980,536)
Receive a fixed rate equal to 2.133% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/25	USD	6,000,000	(159,698)	(159,698)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.168%	Chicago Mercantile Exchange	05/05/25	USD	40,000,000	(992,645)	(992,645)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.189%	Chicago Mercantile Exchange	05/05/25	USD	40,000,000	917,083	917,083
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.460%	Chicago Mercantile Exchange	06/15/25	USD	19,900,000	(20,905)	(20,905)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/25	USD	19,900,000	64,288	64,288
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	19,900,000	5,182	5,182
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	3,655,000	(4,648)	(4,648)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.382%	Chicago Mercantile Exchange	06/23/25	USD	4,950,000	32,257	32,257
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	10,000,000	50,477	50,477
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/15/35	USD	19,900,000	32,373	32,373
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	19,900,000	(123,999)	(123,999)
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	19,900,000	(112,429)	(112,429)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	19,900,000	105,629	105,629
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	4,187,000	(19,108)	(19,108)
Receive a fixed rate equal to 2.753% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/35	USD	4,950,000	(71,728)	(71,728)
Receive a fixed rate equal to 3.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/44	USD	1,400,000	34,996	34,996
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	6,900,000	321,859	321,859
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	4,000,000	(106,739)	(106,739)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	5,900,000	343,783	343,784
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	3,300,000	(22,975)	(22,975)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	3,300,000	8,857	8,857
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	3,300,000	14,189	14,189
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	3,300,000	28,311	28,311
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	3,300,000	32,693	32,693
					$(1,481,972)	$(1,441,931)

At June 30, 2015, the following over-the-counter written options were outstanding for Voya Global Bond Portfolio:
Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
15,000,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690USD	08/03/15	$124,800	$(343)
Total Written OTC Options					$124,800	$(343)

At June 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	6-month EUR-EURIBOR-Reuters	Pay	1.157%	09/24/15	EUR99,356,000	$154,357	$(204,154)
Put OTC Swaption	BNP Paribas Bank	6-month EUR-EURIBOR-Reuters	Pay	1.170%	09/23/15	EUR165,596,000	261,153	(327,475)
Put OTC Swaption	BNP Paribas Bank	3-month USD-LIBOR-BBA	Pay	0.730%	01/09/17	USD333,012,000	1,443,607	(2,390,746)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD82,945,000	241,592	(276,025)
Call OTC Swaption	Barclays Bank PLC	6-month EUR-EURIBOR-Reuters	Receive	1.157%	09/24/20	EUR99,356,000	154,357	(166,827)
Call OTC Swaption	BNP Paribas Bank	6-month EUR-EURIBOR-Reuters	Receive	1.170%	09/23/15	EUR165,596,000	261,153	(288,293)
Call OTC Swaption	BNP Paribas Bank	3-month USD-LIBOR-BBA	Receive	0.730%	01/09/17	USD333,012,000	1,465,253	(613,806)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD82,945,000	241,577	(156,575)
						Total Written Swaptions	$4,223,049	$(4,423,901)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following table provides transactions during the year ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$13,690,107	$296,310	$(3,823,918)	$169,203	$10,331,702	$296,310	$(73,918)	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	32,119,888	640,675	(18,442,929)	1,006,880	15,324,514	640,674	(1,188,929)	—
Voya Emerging Markets Local Currency Debt Fund - Class P	31,847,994	—	(10,969,388)	1,161,367	22,039,973	—	(2,369,388)	—
Voya High Yield Bond Fund - Class P	16,162,281	498,944	(679,963)	48,076	16,029,338	498,912	(4,963)	—
	$93,820,270	$1,435,929	$(33,916,198)	$2,385,526	$63,725,527	$1,435,896	$(3,637,198)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$226,301
Interest rate contracts	Investments in securities at value*	4,234,240
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,875,197
Interest rate contracts	Net Assets — Unrealized appreciation**	406,616
Interest rate contracts	Net Assets — Unrealized appreciation***	5,097,341
Total Asset Derivatives		$11,839,695
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,349,899
Interest rate contracts	Net Assets — Unrealized depreciation**	471,459
Interest rate contracts	Net Assets — Unrealized depreciation***	6,539,272
Interest rate contracts	Written options, at fair value	4,424,244
Total Liability Derivatives		$15,784,874

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabilities.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit Contract	$—	$—	$—	$(104,735)	$—	$(104,735)
Foreign exchange contracts	137,008	(4,140,557)	—	—	184,906	(3,818,643)
Interest rate contracts	(809,605)	—	(196,855)	(653,851)	469,546	(1,190,765)
Total	$(672,597)	$(4,140,557)	$(196,855)	$(758,586)	$654,452	$(5,114,143)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$—	$—	$—
Foreign exchange contracts	(117,777)	697,387	—	—	105,119	684,729
Interest rate contracts	(480,852)	—	(595,861)	(1,504,049)	(200,852)	(2,781,614)
Total	$(598,629)	$697,387	$(595,861)	$(1,504,049)	$(95,733)	$(2,096,885)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$225,000	$—	$—	$—	$—	$—	$—	$899,586	$3,335,955	$4,460,541
Forward foreign currency contracts	—	52,098	—	179,899	125,084	123,777	1,369	495,617	897,353	1,875,197
Total Assets	$225,000	$52,098	$—	$179,899	$125,084	$123,777	$1,369	$1,395,203	$4,233,308	$6,335,738
Liabilities:
Forward foreign currency contracts	$—	$214,232	$—	$687,415	$64,022	$116,437	$64,712	$633,211	$2,569,870	$4,349,899
Written options	—	370,981	3,620,320	—	—	—	—	343	432,600	4,424,244
Total Liabilities	$—	$585,213	$3,620,320	$687,415	$64,022	$116,437	$64,712	$633,554	$3,002,470	$8,774,143
Net OTC derivative instruments by counterparty, at fair value	$225,000	$(533,115)	$(3,620,320)	$(507,516)	$61,062	$7,340	$(63,343)	$761,649	$1,230,838	(2,438,405)
Total collateral pledged by the Portfolio/(Received from counterparty)	$(590,000)	$—	$3,350,000	$—	$—	$—	$—	$(920,000)	$(810,000)	$1,030,000
Net Exposure(1)	$(365,000)	$(533,115)	$(270,320)	$(507,516)	$61,062	$7,340	$(63,343)	$(158,351)	$420,838	$(1,408,405)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® American Century	SUMMARY PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	29.2%
Industrials	11.4%
Information Technology	10.8%
Consumer Discretionary	10.0%
Energy	8.7%
Health Care	7.0%
Utilities	7.0%
Consumer Staples	6.0%
Materials	4.9%
Exchange-Traded Funds	2.4%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.9%
	Consumer Discretionary: 9.9%
13,926	Advance Auto Parts, Inc.	$2,218,272	0.7
38,958 @	Carnival Corp.	1,924,136	0.6
1,141,954	Other Securities(a)	26,895,629	8.6
		31,038,037	9.9
	Consumer Staples: 6.0%
74,906	ConAgra Foods, Inc.	3,274,890	1.1
40,455	General Mills, Inc.	2,254,153	0.7
36,574	Kellogg Co.	2,293,190	0.7
56,201	Mondelez International, Inc.	2,312,109	0.7
142,089	Sysco Corp.	5,129,413	1.7
76,919	Other Securities	3,467,254	1.1
		18,731,009	6.0
	Energy: 8.7%
53,561 @	Cameron International Corp.	2,804,990	0.9
55,952	Devon Energy Corp.	3,328,584	1.1
133,946 @	Imperial Oil Ltd.	5,174,455	1.6
76,298	Noble Energy, Inc.	3,256,399	1.0
43,534	Occidental Petroleum Corp.	3,385,639	1.1
317,183	Other Securities(a)	9,275,141	3.0
		27,225,208	8.7
	Financials: 29.2%
18,425 @	ACE Ltd.	1,873,454	0.6
51,400	Commerce Bancshares, Inc.	2,403,978	0.8
68,219	Corrections Corp. of America	2,256,685	0.7
25,331	Cullen/Frost Bankers, Inc.	1,990,510	0.6
27,972	HCC Insurance Holdings, Inc.	2,149,368	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19,335	M&T Bank Corp.	$2,415,522	0.8
72,459	Northern Trust Corp.	5,540,215	1.8
124,133 L	Piedmont Office Realty Trust, Inc.	2,183,499	0.7
26,900	PNC Financial Services Group, Inc.	2,572,985	0.8
23,946	Reinsurance Group of America, Inc.	2,271,757	0.7
54,998	Unum Group	1,966,178	0.6
47,606 L	Westamerica Bancorp.	2,411,244	0.8
88,275	Weyerhaeuser Co.	2,780,663	0.9
1,968,544	Other Securities(a)	58,494,286	18.7
		91,310,344	29.2
	Health Care: 7.0%
41,146 @	LifePoint Hospitals, Inc.	3,577,645	1.1
39,031	Quest Diagnostics, Inc.	2,830,528	0.9
21,796	Stryker Corp.	2,083,044	0.7
25,815	Zimmer Biomet Holdings, Inc.	2,819,772	0.9
255,904	Other Securities	10,668,214	3.4
		21,979,203	7.0
	Industrials: 11.4%
57,129 L	ADT Corp.	1,917,821	0.6
44,656 @	Clean Harbors, Inc.	2,399,814	0.8
55,240	Emerson Electric Co.	3,061,953	1.0
93,675	Heartland Express, Inc.	1,895,045	0.6
106,619 L	Koninklijke Philips NV	2,721,186	0.9
164,396	Republic Services, Inc.	6,439,391	2.0
56,384 @	Tyco International Plc	2,169,656	0.7
544,286	Other Securities	14,898,263	4.8
		35,503,129	11.4
	Information Technology: 10.8%
124,235	Applied Materials, Inc.	2,387,797	0.8
70,641 @	Keysight Technologies, Inc.	2,203,293	0.7
27,945	Lam Research Corp.	2,273,326	0.7
46,153	Microchip Technology, Inc.	2,188,806	0.7
38,261	SanDisk Corp.	2,227,555	0.7
32,408	Western Digital Corp.	2,541,435	0.8
924,467	Other Securities	19,819,319	6.4
		33,641,531	10.8
	Materials: 4.9%
496,906	Other Securities(a)	15,443,616	4.9
	Telecommunication Services: 1.0%
80,388	CenturyLink, Inc.	2,361,800	0.8
21,603	Other Securities	766,223	0.2
		3,128,023	1.0
	Utilities: 7.0%
37,135	Atmos Energy Corp.	1,904,283	0.6
49,598	Edison International	2,756,657	0.9

See Accompanying Notes to Financial Statements

VY® American Century	SUMMARY PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
81,047	Great Plains Energy, Inc.	$1,958,095	0.6
65,039	Laclede Group, Inc.	3,385,930	1.1
73,805	Westar Energy, Inc.	2,525,607	0.8
78,012	Xcel Energy, Inc.	2,510,426	0.8
160,288	Other Securities	6,751,711	2.2
		21,792,709	7.0
	Total Common Stock (Cost $281,325,445)	299,792,809	95.9
EXCHANGE-TRADED FUNDS: 2.4%
4,500	iShares Russell 2000 Value Index Fund	458,820	0.2
87,617	iShares Russell Midcap Value Index Fund	6,462,630	2.1
3,199	iShares S&P SmallCap 600 Index Fund	377,098	0.1
	Total Exchange-Traded Funds (Cost $7,312,458)	7,298,548	2.4
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
11,700	Other Securities(a)	331,461	0.1
	Total Preferred Stock (Cost $343,473)	331,461	0.1
	Total Long-Term Investments (Cost $288,981,376)	307,422,818	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc: 2.9%
2,183,181	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,183,190, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,226,845, due 07/15/15- 05/20/65)	2,183,181	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,183,181	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,183,192, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,226,834, due 11/15/15-03/01/48)	$2,183,181	0.7
459,573	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.12%, due 07/01/15 (Repurchase Amount $459,575, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $468,765, due 07/01/18-07/01/45)	459,573	0.1
2,183,200	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,183,210, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,226,864, due 01/15/17-08/15/42)	2,183,200	0.7
2,183,181	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,183,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,226,845, due 07/31/15-05/20/65)	2,183,181	0.7
		9,192,316	2.9

See Accompanying Notes to Financial Statements

VY® American Century	SUMMARY PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,809,542	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $2,809,542)	$2,809,542	0.9
	Total Short-Term Investments (Cost $12,001,858)	12,001,858	3.8
	Total Investments in Securities (Cost $300,983,234)	$319,424,676	102.2
	Liabilities in Excess of Other Assets	(6,842,479)	(2.2)
	Net Assets	$312,582,197	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $302,696,792.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,246,715
Gross Unrealized Depreciation	(12,518,831)
Net Unrealized Appreciation	$16,727,884

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$31,038,037	$—	$—	$31,038,037
Consumer Staples	18,731,009	—	—	18,731,009
Energy	27,225,208	—	—	27,225,208
Financials	91,310,344	—	—	91,310,344
Health Care	21,979,203	—	—	21,979,203
Industrials	32,781,943	2,721,186	—	35,503,129
Information Technology	33,641,531	—	—	33,641,531
Materials	15,443,616	—	—	15,443,616
Telecommunication Services	3,128,023	—	—	3,128,023
Utilities	21,792,709	—	—	21,792,709
Total Common Stock	297,071,623	2,721,186	—	299,792,809
Exchange-Traded Funds	7,298,548	—	—	7,298,548
Preferred Stock	331,461	—	—	331,461
Short-Term Investments	2,809,542	9,192,316	—	12,001,858
Total Investments, at fair value	$307,511,174	$11,913,502	$—	$319,424,676
Other Financial Instruments+
Forward Foreign Currency Contracts	—	59,704	—	59,704
Total Assets	$307,511,174	$11,973,206	$—	$319,484,380
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7,947)	$—	$(7,947)
Total Liabilities	$—	$(7,947)	$—	$(7,947)

See Accompanying Notes to Financial Statements

VY® American Century	SUMMARY PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Japanese Yen	4,495,462	Buy	07/31/15	$36,768	$36,746	$(22)
UBS AG	EU Euro	75,220	Buy	07/31/15	83,886	83,892	6
UBS AG	EU Euro	18,656	Buy	07/31/15	20,808	20,807	(1)
							$(17)
Credit Suisse Group AG	Japanese Yen	99,311,646	Sell	07/31/15	$803,844	$811,768	$(7,924)
JPMorgan Chase & Co.	Canadian Dollar	199,063	Sell	07/31/15	160,674	159,313	1,361
JPMorgan Chase & Co.	Canadian Dollar	161,127	Sell	07/31/15	130,759	128,951	1,808
JPMorgan Chase & Co.	Canadian Dollar	6,076,357	Sell	07/31/15	4,905,886	4,862,983	42,903
UBS AG	EU Euro	499,222	Sell	07/31/15	559,343	556,780	2,563
UBS AG	EU Euro	2,155,090	Sell	07/31/15	2,414,628	2,403,565	11,063
							$51,774

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$59,704
Total Asset Derivatives		$59,704
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$7,947
Total Liability Derivatives		$7,947

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$558,739
Total	$558,739

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$14,768
Total	$14,768

See Accompanying Notes to Financial Statements

VY® American Century	SUMMARY PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$—	$46,072	$13,632	$59,704
Total Assets	—	46,072	13,632	59,704
Total asset derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—
Liabilities:
Forward foreign currency contracts	$7,946	$—	$1	$7,947
Total Liabilities	7,946	—	1	7,947
Total liability derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—

(1)
At June 30, 2015, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Consumer Discretionary	29.4%
Financials	16.0%
Information Technology	15.2%
Industrials	15.0%
Health Care	9.4%
Consumer Staples	7.5%
Materials	2.9%
Energy	1.7%
Utilities	1.5%
Telecommunication Services	0.8%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Consumer Discretionary: 29.4%
4,004,403 @	AO World PLC	$9,100,183	0.9
429,000 @	Bright Horizons Family Solutions, Inc.	24,796,200	2.4
590,000	Choice Hotels International, Inc.	32,007,500	3.1
510,000	Dick’s Sporting Goods, Inc.	26,402,700	2.6
420,000	Interval Leisure Group, Inc.	9,597,000	1.0
761,383 @	Manchester United PLC - Class A	13,598,300	1.3
160,000	Marriott Vacations Worldwide Corp.	14,680,000	1.4
157,000	Morningstar, Inc.	12,489,350	1.2
66,700 @	Panera Bread Co.	11,657,159	1.2
593,691 @	Pinnacle Entertainment, Inc.	22,132,800	2.2
502,500 @	Under Armour, Inc.	41,928,600	4.1
475,000	Vail Resorts, Inc.	51,870,000	5.1
1,142,108	Other Securities	29,957,135	2.9
		300,216,927	29.4
	Consumer Staples: 7.5%
63,294 @	Boston Beer Co., Inc.	14,683,575	1.4
194,733	Church & Dwight Co., Inc.	15,798,688	1.5
235,000 @	TreeHouse Foods, Inc.	19,042,050	1.9
317,641 @	United Natural Foods, Inc.	20,227,379	2.0
376,357	Other Securities	6,725,500	0.7
		76,477,192	7.5
	Energy: 1.7%
135,000	Targa Resources Corp.	12,044,700	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
57,500	Other Securities	$5,030,600	0.5
		17,075,300	1.7
	Financials: 16.0%
195,000 @	Arch Capital Group Ltd.	13,057,200	1.3
272,255	Artisan Partners Asset Management, Inc.	12,648,967	1.2
347,500	Carlyle Group L.P.	9,782,125	1.0
425,000	Cohen & Steers, Inc.	14,484,000	1.4
474,170	Douglas Emmett, Inc.	12,774,140	1.3
297,229	Financial Engines, Inc.	12,626,288	1.2
504,411	Gaming and Leisure Properties, Inc.	18,491,707	1.8
208,000	MSCI, Inc. - Class A	12,802,400	1.3
160,000	Oaktree Capital Group, LLC	8,508,800	0.8
390,000	Primerica, Inc.	17,819,100	1.7
551,221	Other Securities	30,454,138	3.0
		163,448,865	16.0
	Health Care: 9.4%
105,000	Bio-Techne Corp.	10,339,350	1.0
397,500 @	Community Health Systems, Inc.	25,030,575	2.5
244,400	Idexx Laboratories, Inc.	15,675,816	1.5
69,000 @	Mettler Toledo International, Inc.	23,560,740	2.3
146,956	West Pharmaceutical Services, Inc.	8,535,205	0.8
249,986	Other Securities	12,743,245	1.3
		95,884,931	9.4
	Industrials: 15.0%
307,000	Air Lease Corp.	10,407,300	1.0
245,000 @	Colfax Corp.	11,306,750	1.1
266,788 @	Copart, Inc.	9,465,638	0.9
157,000 @	CoStar Group, Inc.	31,597,820	3.1
300,179 @	Generac Holdings, Inc.	11,932,115	1.2
260,000 @	Genesee & Wyoming, Inc.	19,806,800	2.0
318,000 @	Middleby Corp.	35,689,140	3.5
357,500	Other Securities	22,381,464	2.2
		152,587,027	15.0
	Information Technology: 15.2%
239,000 @	Ansys, Inc.	21,806,360	2.1
300,448 @	Benefitfocus, Inc.	13,174,645	1.3
465,000	Booz Allen Hamilton Holding Corp.	11,736,600	1.1
85,000	Factset Research Systems, Inc.	13,813,350	1.3
400,200 @	Gartner, Inc.	34,329,156	3.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
165,000 @	Guidewire Software, Inc.	$8,733,450	0.9
400,000	MAXIMUS, Inc.	26,292,000	2.6
385,000	SS&C Technologies Holdings, Inc.	24,062,500	2.4
65,000	Other Securities	1,561,650	0.1
		155,509,711	15.2
	Materials: 2.9%
425,000 @	Caesar Stone Sdot Yam Ltd.	29,129,500	2.9
	Telecommunication Services: 0.8%
921,311 @	Iridium Communications, Inc.	8,374,717	0.8
	Utilities: 1.5%
480,000	ITC Holdings Corp.	15,446,400	1.5
	Total Common Stock (Cost $470,869,917)	1,014,150,570	99.4
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
4,195,226	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $4,195,226)	4,195,226	0.4
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Short-Term Investments (Cost $4,195,226)	$4,195,226	0.4
Total Investments in Securities (Cost $475,065,143)	$1,018,345,796	99.8
Assets in Excess of Other Liabilities	2,516,892	0.2
Net Assets	$1,020,862,688	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $476,691,031.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$552,115,894
Gross Unrealized Depreciation	(10,461,129)
Net Unrealized Appreciation	$541,654,765

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$291,116,744	$9,100,183	$—	$300,216,927
Consumer Staples	76,477,192	—	—	76,477,192
Energy	17,075,300	—	—	17,075,300
Financials	163,448,865	—	—	163,448,865
Health Care	95,884,931	—	—	95,884,931
Industrials	152,587,027	—	—	152,587,027
Information Technology	155,509,711	—	—	155,509,711
Materials	29,129,500	—	—	29,129,500
Telecommunication Services	8,374,717	—	—	8,374,717
Utilities	15,446,400	—	—	15,446,400
Total Common Stock	1,005,050,387	9,100,183	—	1,014,150,570

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Short-Term Investments	4,195,226	—	—	4,195,226
Total Investments, at fair value	$1,009,245,613	$9,100,183	$—	$1,018,345,796

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $13,538,341 were transferred from Level 1 to Level 2 within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian	SUMMARY PORTFOLIO OF INVESTMENTS
Core Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	21.9%
Financials	19.7%
Health Care	14.7%
Industrials	11.7%
Consumer Discretionary	10.5%
Consumer Staples	7.7%
Energy	5.1%
Telecommunication Services	2.5%
Materials	1.8%
Utilities	1.2%
Assets in Excess of Other Liabilities	3.2%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Consumer Discretionary: 10.5%
75,395	CBS Corp. - Class B	$4,184,422	1.2
142,257	Comcast Corp. - Class A	8,555,336	2.4
71,628 @	Delphi Automotive PLC	6,094,827	1.7
65,389	Lowe’s Cos, Inc.	4,379,101	1.2
3,820 @	Priceline.com, Inc.	4,398,233	1.3
186,184	Other Securities	9,391,539	2.7
		37,003,458	10.5
	Consumer Staples: 7.7%
94,921	CVS Health	9,955,315	2.8
36,540 @	Diageo PLC ADR	4,240,102	1.2
69,268	PepsiCo, Inc.	6,465,475	1.9
51,360	Philip Morris International, Inc.	4,117,531	1.2
25,912	Other Securities	2,188,009	0.6
		26,966,432	7.7
	Energy: 5.1%
100,352 @	Canadian Natural Resources Ltd.	2,725,560	0.8
37,536	Chevron Corp.	3,621,098	1.0
57,315	Range Resources Corp.	2,830,215	0.8
153,842	Other Securities	8,635,749	2.5
		17,812,622	5.1
	Financials: 19.7%
116,760	American Express Co.	9,074,587	2.6
47,258 @	Aon PLC	4,710,677	1.3
477,328	Bank of America Corp.	8,124,123	2.3
54,237 @	Berkshire Hathaway, Inc. - Class B	7,382,198	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
21,239	Blackrock, Inc.	$7,348,269	2.1
176,056	Citigroup, Inc.	9,725,334	2.8
25,804	Goldman Sachs Group, Inc.	5,387,617	1.5
167,008	JPMorgan Chase & Co.	11,316,462	3.2
91,960	Wells Fargo & Co.	5,171,830	1.5
33,425	Other Securities	854,009	0.3
		69,095,106	19.7
	Health Care: 14.7%
122,680	Abbott Laboratories	6,021,134	1.7
8,030 @	Biogen, Inc.	3,243,638	0.9
63,185	Cardinal Health, Inc.	5,285,425	1.5
49,349 @	Celgene Corp.	5,711,407	1.6
31,113	Cigna Corp.	5,040,306	1.5
69,634	Johnson & Johnson	6,786,530	1.9
133,158	Medtronic PLC	9,867,008	2.8
48,794	St. Jude Medical, Inc.	3,565,378	1.0
27,726 @	Vertex Pharmaceuticals, Inc.	3,423,606	1.0
26,116	Other Securities	2,741,585	0.8
		51,686,017	14.7
	Industrials: 11.7%
19,916	FedEx Corp.	3,393,686	1.0
247,070	General Electric Co.	6,564,650	1.9
82,697	Honeywell International, Inc.	8,432,613	2.4
151,915	Nielsen Holdings NV	6,801,235	1.9
109,947 @	Tyco International Plc	4,230,761	1.2
43,190	United Technologies Corp.	4,791,067	1.4
79,314	Other Securities	6,746,646	1.9
		40,960,658	11.7
	Information Technology: 21.9%
248,165	Activision Blizzard, Inc.	6,008,075	1.7
116,741	Apple, Inc.	14,642,240	4.2
103,957	Broadcom Corp.	5,352,746	1.5
58,454 @	Electronic Arts, Inc.	3,887,191	1.1
145,409	EMC Corp.	3,837,343	1.1
60,490 @	Facebook, Inc.	5,187,925	1.5
6,953 @	Google, Inc. - Class A	3,754,898	1.1
13,044	Google, Inc. - Class C	6,789,532	1.9
26,101	Intuit, Inc.	2,630,198	0.7
72,100	Mastercard, Inc.	6,739,908	1.9
174,005	Microsoft Corp.	7,682,321	2.2
66,683	Qualcomm, Inc.	4,176,356	1.2
24,198	Skyworks Solutions, Inc.	2,519,012	0.7
85,123	Other Securities	3,715,236	1.1
		76,922,981	21.9

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian	SUMMARY PORTFOLIO OF INVESTMENTS
Core Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
45,010 @	LyondellBasell Industries NV - Class A	$4,659,435	1.3
17,400	Other Securities	1,854,666	0.5
		6,514,101	1.8
	Telecommunication Services: 2.5%
188,257	Verizon Communications, Inc.	8,774,659	2.5
	Utilities: 1.2%
65,706	Other Securities	4,174,546	1.2
	Total Common Stock (Cost $293,370,230)	339,910,580	96.8

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Materials: —%
649,000	Other Securities	—	—
	Total Corporate Bonds/Notes (Cost $ —)	—	—
	Total Investments in Securities (Cost $293,370,230)	$339,910,580	96.8
	Assets in Excess of Other Liabilities	11,163,633	3.2
	Net Assets	$351,074,213	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

ADR
American Depositary Receipt

Cost for federal income tax purposes is $293,737,892.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$51,335,532
Gross Unrealized Depreciation	(5,162,844)
Net Unrealized Appreciation	$46,172,688

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$339,910,580	$—	$—	$339,910,580
Corporate Bonds/Notes	—	—	—	—
Total Investments, at fair value	$339,910,580	$—	$—	$339,910,580

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value II Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	37.9%
Consumer Discretionary	14.3%
Industrials	11.5%
Health Care	8.9%
Information Technology	8.2%
Materials	4.7%
Energy	4.5%
Utilities	3.8%
Consumer Staples	2.3%
Assets in Excess of Other Liabilities*	3.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.1%
	Consumer Discretionary: 14.3%
150,000	American Eagle Outfitters	$2,583,000	1.1
33,000 @	Helen of Troy Ltd.	3,217,170	1.3
94,000 @	Nord Anglia Education, Inc.	2,304,880	1.0
44,000	Ryland Group, Inc.	2,040,280	0.8
40,000 @	Tenneco, Inc.	2,297,600	1.0
876,357	Other Securities	21,529,765	9.1
		33,972,695	14.3
	Consumer Staples: 2.3%
257,929	Other Securities	5,445,562	2.3
	Energy: 4.5%
108,000	Patterson-UTI Energy, Inc.	2,032,020	0.8
502,185	Other Securities	8,700,897	3.7
		10,732,917	4.5
	Financials: 37.9%
58,500	American Assets Trust, Inc.	2,293,785	1.0
87,000	American Equity Investment Life Holding Co.	2,347,260	1.0
66,000	Amerisafe, Inc.	3,105,960	1.3
43,093	Amtrust Financial Services, Inc.	2,823,022	1.2
54,500 @	Argo Group International Holdings Ltd.	3,035,650	1.3
55,000	Bank of the Ozarks, Inc.	2,516,250	1.1
126,000	CNO Financial Group, Inc.	2,312,100	1.0
79,000	Community Bank System, Inc.	2,983,830	1.3
97,000	CubeSmart	2,246,520	0.9
120,000	EverBank Financial Corp.	2,358,000	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
67,000	First American Financial Corp.	$2,493,070	1.0
116,000	FirstMerit Corp.	2,416,280	1.0
53,000	Highwoods Properties, Inc.	2,117,350	0.9
90,000 @	Hilltop Holdings, Inc.	2,168,100	0.9
65,000	Independent Bank Corp.	3,047,850	1.3
36,800	Kilroy Realty Corp.	2,471,120	1.0
80,200	PrivateBancorp, Inc.	3,193,564	1.3
126,000	Radian Group, Inc.	2,363,760	1.0
100,000	Renasant Corp.	3,260,000	1.4
83,000	Sandy Spring Bancorp, Inc.	2,322,340	1.0
205,000	Sterling Bancorp/DE	3,013,500	1.3
113,000	Symetra Financial Corp.	2,731,210	1.1
139,000	Umpqua Holdings Corp.	2,500,610	1.1
98,000	Union Bankshares Corp.	2,277,520	1.0
93,000 @	Western Alliance Bancorp.	3,139,680	1.3
212,800	Wilshire Bancorp., Inc.	2,687,664	1.1
51,000	Wintrust Financial Corp.	2,722,380	1.1
862,600	Other Securities	19,050,394	8.0
		89,998,769	37.9
	Health Care: 8.9%
89,500 @	Catalent, Inc.	2,625,035	1.1
91,000 @	Globus Medical Inc	2,335,970	1.0
53,046 @	LHC Group, Inc.	2,029,009	0.9
34,500 @	LifePoint Hospitals, Inc.	2,999,775	1.3
93,000 @	PharMerica Corp.	3,096,900	1.3
50,000 @	VCA, Inc.	2,720,250	1.1
192,819	Other Securities	5,212,286	2.2
		21,019,225	8.9
	Industrials: 11.5%
43,000	Deluxe Corp.	2,666,000	1.1
41,000	EMCOR Group, Inc.	1,958,570	0.9
71,000 @	On Assignment, Inc.	2,788,880	1.2
64,500 @	TrueBlue, Inc.	1,928,550	0.8
72,000	West Corp.	2,167,200	0.9
695,719	Other Securities	15,633,087	6.6
		27,142,287	11.5
	Information Technology: 8.2%
116,000 @	Fairchild Semiconductor International, Inc.	2,016,080	0.8
94,000 @	Integrated Device Technology, Inc.	2,039,800	0.9
105,500	Mentor Graphics Corp.	2,788,365	1.2
629,598	Other Securities	12,520,978	5.3
		19,365,223	8.2

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value II Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 4.7%
40,000	Neenah Paper, Inc.	$2,358,400	1.0
531,649	Other Securities	8,856,039	3.7
		11,214,439	4.7
	Utilities: 3.8%
85,000	Avista Corp.	2,605,250	1.1
45,000	Southwest Gas Corp.	2,394,450	1.0
149,178	Other Securities	4,085,980	1.7
		9,085,680	3.8
	Total Common Stock (Cost $186,571,924)	227,976,797	96.1
SHORT-TERM INVESTMENTS: 3.3%
	Mutual Funds: 3.3%
7,911,287	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,911,287)	7,911,287	3.3
	Total Short-Term Investments (Cost $7,911,287)	7,911,287	3.3
	Total Investments in Securities (Cost $194,483,211)	$235,888,084	99.4
	Assets in Excess of Other Liabilities	1,500,457	0.6
	Net Assets	$237,388,541	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $194,760,904.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$46,170,385
Gross Unrealized Depreciation	(5,043,205)
Net Unrealized Appreciation	$41,127,180

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$227,976,797	$—	$—	$227,976,797
Short-Term Investments	7,911,287	—	—	7,911,287
Total Investments, at fair value	$235,888,084	$—	$—	$235,888,084

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	27.2%
Consumer Discretionary	16.5%
Energy	14.7%
Information Technology	12.4%
Health Care	11.7%
Industrials	6.3%
Consumer Staples	5.3%
Materials	1.4%
Utilities	0.9%
Telecommunication Services	0.6%
Assets in Excess of Other Liabilities*	3.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Consumer Discretionary: 16.5%
285,761 @	Carnival Corp.	$14,113,736	2.4
147,151	Comcast Corp. - Class A	8,849,661	1.5
292,481	General Motors Co.	9,748,392	1.7
214,623	Johnson Controls, Inc.	10,630,277	1.8
138,117	Kohl’s Corp.	8,647,505	1.5
82,557	Target Corp.	6,739,128	1.2
45,971	Time Warner Cable, Inc.	8,190,653	1.4
45,787	Time Warner, Inc.	4,002,242	0.7
220,810	Twenty-First Century Fox, Inc. Class B	7,114,498	1.2
140,755	Viacom - Class B	9,098,403	1.6
184,029	Other Securities(a)	9,040,370	1.5
		96,174,865	16.5
	Consumer Staples: 5.3%
154,649	Coca-Cola Co.	6,066,880	1.0
265,599	ConAgra Foods, Inc.	11,611,989	2.0
253,750	Other Securities	13,427,217	2.3
		31,106,086	5.3
	Energy: 14.7%
267,100 @	BP PLC ADR	10,673,316	1.8
60,115	Chevron Corp.	5,799,294	1.0
110,229	Devon Energy Corp.	6,557,523	1.1
130,744	Halliburton Co.	5,631,144	1.0
138,768	Murphy Oil Corp.	5,768,586	1.0
69,891	Occidental Petroleum Corp.	5,435,423	0.9
195,818 @	Royal Dutch Shell PLC - Class A ADR	11,163,584	1.9
435,246 @	Suncor Energy, Inc.	11,977,970	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
901,489 @	Weatherford International PLC	$11,061,270	1.9
525,392	Other Securities	11,488,734	2.0
		85,556,844	14.7
	Financials: 27.2%
89,495	Aflac, Inc.	5,566,589	1.0
102,975	Allstate Corp.	6,679,988	1.1
892,990	Bank of America Corp.	15,198,690	2.6
212,810	Bank of New York Mellon Corp.	8,931,636	1.5
507,957	Citigroup, Inc.	28,059,545	4.8
393,260	Fifth Third Bancorp	8,187,673	1.4
29,813	Goldman Sachs Group, Inc.	6,224,656	1.1
306,967	JPMorgan Chase & Co.	20,800,084	3.6
159,748	Metlife, Inc.	8,944,291	1.5
263,927	Morgan Stanley	10,237,728	1.8
99,800	PNC Financial Services Group, Inc.	9,545,870	1.6
130,332	State Street Corp.	10,035,564	1.7
206,256	Wells Fargo & Co.	11,599,837	2.0
303,253	Other Securities	8,537,096	1.5
		158,549,247	27.2
	Health Care: 11.7%
36,569	Anthem, Inc.	6,002,436	1.0
200,062	Merck & Co., Inc.	11,389,530	2.0
95,085	Novartis AG	9,352,605	1.6
285,897	Pfizer, Inc.	9,586,126	1.6
159,523 @	Sanofi-Aventis SA ADR	7,901,174	1.4
416,908	Other Securities	23,736,362	4.1
		67,968,233	11.7
	Industrials: 6.3%
110,797	Emerson Electric Co.	6,141,478	1.1
547,047	General Electric Co.	14,535,039	2.5
90,249 @	Ingersoll-Rand PLC - Class A	6,084,587	1.0
149,040	Textron, Inc.	6,651,655	1.1
34,146	Other Securities	3,481,868	0.6
		36,894,627	6.3
	Information Technology: 12.4%
413,374	Cisco Systems, Inc.	11,351,250	1.9
101,132 @	Citrix Systems, Inc.	7,095,421	1.2
169,944 @	eBay, Inc.	10,237,426	1.8
255,375	Hewlett-Packard Co.	7,663,804	1.3
177,048	Intel Corp.	5,384,915	0.9
168,634	Microsoft Corp.	7,445,191	1.3
216,389	NetApp, Inc.	6,829,237	1.2
352,171	Symantec Corp.	8,187,976	1.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
288,727	Other Securities	$8,022,762	1.4
		72,217,982	12.4
	Materials: 1.4%
405,935	Other Securities	8,244,440	1.4
	Telecommunication Services: 0.6%
739,139	Other Securities	3,658,738	0.6
	Utilities: 0.9%
136,992	Other Securities	5,469,815	0.9
	Total Common Stock
	(Cost $460,757,848)	565,840,877	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc: 0.4%
925,015	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $925,019, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $943,515, due 07/15/15-05/20/65)	925,015	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/15/42)	1,000,000	0.2
		1,925,015	0.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
17,028,057	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $17,028,057)	$17,028,057	2.9
	Total Short-Term Investments
	(Cost $18,953,072)	18,953,072	3.3
	Total Investments in Securities
	(Cost $479,710,920)	$584,793,949	100.3
	Liabilities in Excess of Other Assets	(1,693,148)	(0.3)
	Net Assets	$583,100,801	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $493,324,001.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$120,950,593
Gross Unrealized Depreciation	(29,480,645)
Net Unrealized Appreciation	$91,469,948

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$96,174,865	$—	$—	$96,174,865
Consumer Staples	31,106,086	—	—	31,106,086
Energy	85,556,844	—	—	85,556,844
Financials	158,549,247	—	—	158,549,247
Health Care	58,615,628	9,352,605	—	67,968,233
Industrials	36,894,627	—	—	36,894,627
Information Technology	72,217,982	—	—	72,217,982
Materials	8,244,440	—	—	8,244,440
Telecommunication Services	3,658,738	—	—	3,658,738
Utilities	5,469,815	—	—	5,469,815
Total Common Stock	556,488,272	9,352,605	—	565,840,877
Short-Term Investments	17,028,057	1,925,015	—	18,953,072
Total Investments, at fair value	$573,516,329	$11,277,620	$—	$584,793,949
Other Financial Instruments+
Forward Foreign Currency Contracts	—	675,638	—	675,638
Total Assets	$573,516,329	$11,953,258	$—	$585,469,587
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(150,838)	$—	$(150,838)
Total Liabilities	$—	$(150,838)	$—	$(150,838)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
CIBC World Markets	Canadian Dollar	485,755	Buy	07/14/15	$394,314	$388,849	$(5,465)
Deutsche Bank AG	Swiss Franc	594,811	Buy	07/14/15	642,608	636,498	(6,110)
							$(11,575)
Barclays Bank PLC	EU Euro	3,319,679	Sell	07/14/15	$3,764,257	$3,701,562	$62,695
Barclays Bank PLC	British Pound	1,800,631	Sell	07/14/15	2,795,354	2,828,993	(33,639)
CIBC World Markets	Canadian Dollar	3,311,618	Sell	07/14/15	2,711,796	2,650,966	60,830
CIBC World Markets	EU Euro	3,319,679	Sell	07/14/15	3,765,960	3,701,562	64,398
CIBC World Markets	British Pound	1,782,545	Sell	07/14/15	2,764,959	2,800,577	(35,618)
CIBC World Markets	Swiss Franc	3,032,077	Sell	07/14/15	3,274,134	3,244,579	29,555
Deutsche Bank AG	Canadian Dollar	3,306,730	Sell	07/14/15	2,706,862	2,647,052	59,810
Deutsche Bank AG	EU Euro	3,319,679	Sell	07/14/15	3,765,246	3,701,562	63,684
Deutsche Bank AG	Swiss Franc	3,035,734	Sell	07/14/15	3,279,145	3,248,492	30,653
Deutsche Bank AG	British Pound	1,782,545	Sell	07/14/15	2,766,189	2,800,577	(34,388)
Goldman Sachs & Co.	Swiss Franc	3,032,077	Sell	07/14/15	3,274,204	3,244,578	29,626
Goldman Sachs & Co.	EU Euro	3,319,752	Sell	07/14/15	3,765,561	3,701,643	63,918
Goldman Sachs & Co.	British Pound	1,782,546	Sell	07/14/15	2,764,961	2,800,579	(35,618)
Goldman Sachs & Co.	Canadian Dollar	3,306,730	Sell	07/14/15	2,706,619	2,647,053	59,566
The Royal Bank of Canada	Swiss Franc	3,032,077	Sell	07/14/15	3,274,134	3,244,579	29,555
The Royal Bank of Canada	Canadian Dollar	3,306,730	Sell	07/14/15	2,707,073	2,647,053	60,020
The Royal Bank of Canada	EU Euro	3,319,679	Sell	07/14/15	3,762,889	3,701,561	61,328
							$536,375

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$675,368
Total Asset Derivatives		$675,368
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$150,838
Total Liability Derivatives		$150,838

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$2,213,392
Total	$2,213,392

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(447,066)
Total	$(447,066)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited) (continued)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	The Royal Bank of Canada	Totals
Assets:
Forward foreign currency contracts	$62,695	$154,783	$154,147	$153,110	$150,903	$675,638
Total Assets	$62,695	$154,783	$154,147	$153,110	$150,903	$675,638
Liabilities:
Forward foreign currency contracts	$33,639	$41,083	$40,498	$35,618	$—	$150,838
Total Liabilities	$33,639	$41,083	$40,498	$35,618	$—	$150,838
Net OTC derivative instruments by counterparty, at fair value	$29,056	$113,700	$113,649	$117,492	$150,903	524,800
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$29,056	$113,700	$113,649	$117,492	$150,903	$524,800

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	25.8%
U.S. Treasury Notes	9.7%
Health Care	9.0%
Information Technology	8.8%
Energy	8.2%
Consumer Discretionary	6.8%
Industrials	6.6%
Consumer, Non-cyclical	4.3%
Consumer Staples	4.0%
Technology	2.6%
Communications	2.0%
Telecommunication Services	1.8%
U.S. Treasury Bonds	1.7%
Utilities	1.0%
Consumer, Cyclical	0.9%
Materials	0.7%
Basic Materials	0.4%
Federal National Mortgage Association	0.2%
Federal Home Loan Mortgage Corporation	0.1%
Foreign Government Bonds	0.1%
Municipal**	0.0%
Assets in Excess of Other Liabilities*	5.3%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 64.1%
	Consumer Discretionary: 6.8%
484,414 @	Carnival Corp.	$23,925,207	1.2
394,777	Comcast Corp. - Class A	23,741,889	1.2
454,960	General Motors Co.	15,163,817	0.8
320,258	Target Corp.	26,142,661	1.3
85,053	Time Warner Cable, Inc.	15,153,893	0.7
111,962	Time Warner, Inc.	9,786,598	0.5
469,602	Other Securities(a)	22,512,252	1.1
		136,426,317	6.8
	Consumer Staples: 4.0%
314,130	Archer-Daniels-Midland Co.	15,147,349	0.8
391,923	Mondelez International, Inc.	16,123,712	0.8
213,181	Philip Morris International, Inc.	17,090,721	0.8
190,519	Procter & Gamble Co.	14,906,207	0.7
257,865	Wal-Mart Stores, Inc.	18,290,364	0.9
		81,558,353	4.0
	Energy: 6.3%
286,400	Apache Corp.	16,505,232	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
247,579	Baker Hughes, Inc.	$15,275,624	0.8
1,022,863	Royal Dutch Shell PLC - Class A	28,920,413	1.4
323,045	Total S.A.	15,845,701	0.8
1,094,317	Other Securities	50,487,396	2.5
		127,034,366	6.3
	Financials: 20.2%
146,618 @	Aon PLC	14,614,882	0.7
1,981,491	Bank of America Corp.	33,724,977	1.7
482,698	Charles Schwab Corp.	15,760,090	0.8
1,151,782	Citigroup, Inc.	63,624,438	3.2
641,606	Citizens Financial Group, Inc.	17,522,260	0.9
288,091	Comerica, Inc.	14,784,830	0.7
653,484	Fifth Third Bancorp	13,605,537	0.7
77,898	Goldman Sachs Group, Inc.	16,264,323	0.8
933,245	JPMorgan Chase & Co.	63,236,681	3.1
258,502	Marsh & McLennan Cos., Inc.	14,657,063	0.7
902,715	Morgan Stanley	35,016,315	1.7
204,881	Northern Trust Corp.	15,665,201	0.8
266,044	PNC Financial Services Group, Inc.	25,447,109	1.3
268,825	State Street Corp.	20,699,525	1.0
1,252,249	Other Securities	42,852,816	2.1
		407,476,047	20.2
	Health Care: 9.0%
84,580	Anthem, Inc.	13,882,961	0.7
204,359	Eli Lilly & Co.	17,061,933	0.8
234,724	Medtronic PLC	17,393,048	0.9
405,497	Merck & Co., Inc.	23,084,944	1.1
10,310 @	Novartis AG ADR	1,013,886	0.1
208,084	Novartis AG	20,467,239	1.0
426,940	Pfizer, Inc.	14,315,298	0.7
147,797	Sanofi	14,621,579	0.7
271,821 @	Teva Pharmaceutical Industries Ltd. ADR	16,064,621	0.8
460,694	Other Securities	44,978,236	2.2
		182,883,745	9.0
	Industrials: 5.7%
427,113	CSX Corp.	13,945,239	0.7
137,081	General Dynamics Corp.	19,423,007	1.0
1,556,770	General Electric Co.	41,363,379	2.0
251,817 @	Ingersoll-Rand PLC - Class A	16,977,502	0.8
462,627	Other Securities	23,308,701	1.2
		115,017,828	5.7

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 8.8%
308,582 @	Amdocs Ltd.	$16,845,491	0.8
744,006	Applied Materials, Inc.	14,299,795	0.7
759,383	Cisco Systems, Inc.	20,852,657	1.0
158,137 @	Citrix Systems, Inc.	11,094,892	0.6
385,469 @	eBay, Inc.	23,220,653	1.1
506,235	Intel Corp.	15,397,137	0.8
328,215	Microsoft Corp.	14,490,692	0.7
738,107	Symantec Corp.	17,160,988	0.9
1,294,136	Other Securities	44,472,432	2.2
		177,834,737	8.8
	Materials: 0.7%
301,447	Other Securities	14,750,345	0.7
	Telecommunication Services: 1.8%
394,371 @	Vodafone Group PLC ADR	14,374,823	0.7
3,674,658	Other Securities	22,930,575	1.1
		37,305,398	1.8
	Utilities: 0.8%
388,822	Other Securities	15,365,325	0.8
	Total Common Stock
	(Cost $1,197,888,468)	1,295,652,461	64.1
PREFERRED STOCK: 1.0%
	Energy: 0.4%
140,612	Other Securities	7,878,659	0.4
	Financials: 0.6%
144,055	Other Securities	12,021,537	0.6
	Total Preferred Stock
	(Cost $16,870,141)	19,900,196	1.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.8%
	Basic Materials: 0.4%
770,000 #	Montell Finance Co. BV, 8.100%, 03/15/27	1,019,264	0.1
320,000 #	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	320,843	0.0
320,000 #	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	323,441	0.0
5,554,000	Other Securities(a)	5,792,640	0.3
		7,456,188	0.4
	Communications: 2.0%
340,000 #	Cox Communications, Inc., 4.700%, 12/15/42	290,928	0.0
1,210,000 #	Cox Communications, Inc., 8.375%, 03/01/39	1,542,792	0.1
435,000 #	Crown Castle Towers, LLC, 6.113%, 01/15/40	496,317	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
672,000 #	FireEye, Inc., 1.000%, 06/01/35	$720,720	0.1
588,000 #	FireEye, Inc., 1.625%, 06/01/35	629,895	0.0
1,058,000 #	Verizon Communications, Inc., 4.522%, 09/15/48	935,696	0.0
34,905,000	Other Securities(a)	36,782,021	1.8
		41,398,369	2.0
	Consumer, Cyclical: 0.9%
2,835,000	Target Corp., 2.900%-5.875%, 07/15/16-01/15/22	2,959,900	0.1
1,525,092 #	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,589,908	0.1
13,300,594	Other Securities	13,159,144	0.7
		17,708,952	0.9
	Consumer, Non-cyclical: 4.3%
1,097,000 #	BAT International Finance PLC, 3.950%, 06/15/25	1,110,010	0.1
981,000 #	Bayer US Finance LLC, 3.000%, 10/08/21	987,879	0.0
965,000 #	ERAC USA Finance LLC, 2.350%, 10/15/19	958,899	0.0
785,000 #	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	783,579	0.0
1,644,000 #	HJ Heinz Co., 1.600%, 06/30/17	1,644,715	0.1
2,410,000 #,L	Jazz Investments I Ltd., 1.875%, 08/15/21	2,815,181	0.1
1,733,000 #	Medtronic, Inc., 3.150%, 03/15/22	1,740,698	0.1
615,000 #	Medtronic, Inc., 4.375%, 03/15/35	609,606	0.0
1,820,000	Mondelez International, Inc., 4.125%, 02/09/16	1,854,762	0.1
1,095,000	Philip Morris International, Inc., 3.600%-4.875%, 11/15/23-11/15/43	1,126,354	0.1
3,018,000 #	Wright Medical Group, Inc., 2.000%, 02/15/20	3,217,943	0.2
64,675,000	Other Securities	70,376,952	3.5
		87,226,578	4.3
	Energy: 1.5%
460,000 #	Enable Midstream Partners L.P., 2.400%, 05/15/19	444,589	0.0
32,141,000	Other Securities(a)	30,562,537	1.5
		31,007,126	1.5

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 4.9%
1,690,000 #	ABN AMRO Bank NV, 1.375%, 01/22/16	$1,696,150	0.1
440,000 #	Apollo Management Holdings L.P., 4.000%, 05/30/24	440,464	0.0
500,000 #	Banco Inbursa SA Institucion de Banca Multiple, 4.125%, 06/06/24	482,750	0.0
725,000 #	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	735,513	0.0
472,000 #	Credit Suisse AG, 6.500%, 08/08/23	517,364	0.0
1,540,000 #	Farmers Exchange Capital III, 5.454%, 10/15/54	1,505,977	0.1
4,196,000	Fifth Third Bancorp., 3.625%, 01/25/16	4,258,243	0.2
4,011,000 #	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,810,896	0.3
4,179,000 #	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,441,149	0.2
1,770,000	Goldman Sachs Group, Inc., 2.625%-6.750%, 04/01/18-10/01/37	1,955,397	0.1
465,000 #	HBOS PLC, 6.750%, 05/21/18	516,477	0.0
2,805,000 L	JPMorgan Chase & Co., 5.000%-6.750%, 10/29/49-12/29/49	2,822,318	0.2
443,000 #	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	424,200	0.0
2,000,000 #	Liberty Mutual Group, Inc., 4.850%, 08/01/44	1,932,842	0.1
510,000 #	Macquarie Bank Ltd., 5.000%, 02/22/17	538,784	0.0
2,360,000 #	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,427,293	0.1
5,000,000	Morgan Stanley, 2.375%-6.375%, 07/24/15-07/24/42	5,115,991	0.3
1,515,000 #	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,487,922	0.1
805,000 #	Societe Generale SA, 5.000%, 01/17/24	806,429	0.1
440,000 #	Standard Chartered PLC, 5.700%, 03/26/44	458,041	0.0
57,287,000	Other Securities(a)	60,700,246	3.0
		99,074,446	4.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: 0.1%
1,023,000	Other Securities	$1,037,571	0.1
	Industrial: 0.9%
510,000 #	Penske Truck Leasing Co. Lp/PTL Finance Corp., 2.500%, 03/15/16	513,626	0.0
18,267,000	Other Securities	18,205,640	0.9
		18,719,266	0.9
	Technology: 2.6%
7,292,000 L	Citrix Systems, Inc., 0.500%, 04/15/19	7,738,635	0.4
2,788,000 #	Microchip Technology, Inc., 1.625%, 02/15/25	2,826,335	0.1
2,277,000 #	ON Semiconductor Corp., 1.000%, 12/01/20	2,264,192	0.1
540,000 #	Seagate HDD Cayman, 4.750%, 01/01/25	537,536	0.0
1,146,000 #	Seagate HDD Cayman, 5.750%, 12/01/34	1,128,577	0.1
35,557,000	Other Securities(a)	38,103,848	1.9
		52,599,123	2.6
	Utilities: 0.2%
3,414,000	Other Securities	3,434,308	0.2
	Total Corporate Bonds/Notes
	(Cost $354,658,596)	359,661,927	17.8
MUNICIPAL BONDS: 0.0%
	Georgia: 0.0%
500,000	Other Securities	589,669	0.0
	Total Municipal Bonds
	(Cost $503,988)	589,669	0.0
U.S. TREASURY OBLIGATIONS: 11.4%
	U.S. Treasury Bonds: 1.7%
21,950,200	2.125%, due 05/15/25	21,518,045	1.1
14,223,400	2.500%, due 02/15/45	12,461,035	0.6
		33,979,080	1.7
	U.S. Treasury Notes: 9.7%
72,298,000	0.625%, due 06/30/17	72,264,092	3.6
55,005,000	1.125%, due 06/15/18	55,185,472	2.7
69,403,200	1.625%, due 06/30/20	69,338,100	3.4
300,000	Other Securities	308,512	0.0
		197,096,176	9.7
	Total U.S. Treasury Obligations
	(Cost $231,427,710)	231,075,256	11.4
FOREIGN GOVERNMENT BONDS: 0.1%
150,000 #	Electricite de France SA, 4.600%, 01/27/20	164,532	0.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
620,000 #	Electricite de France SA, 4.875%, 01/22/44	$646,909	0.0
640,000 #	Electricite de France SA, 5.625%, 12/29/49	653,280	0.1
220,000	Other Securities	220,871	0.0
	Total Foreign Government Bonds
	(Cost $1,603,317)	1,685,592	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000	Other Securities	2,665,238	0.1
	Federal National Mortgage Association: 0.2%##
3,045,000	Other Securities	3,447,940	0.2
	Total U.S. Government Agency Obligations
	(Cost $5,670,113)	6,113,178	0.3
	Total Long-Term Investments
	(Cost $1,808,622,333)	1,914,678,279	94.7
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc: 1.3%
6,276,673	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $6,276,699, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $6,402,207, due 07/15/15-05/20/65)	6,276,673	0.3
6,276,673	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $6,276,697, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%- 6.500%, Market Value plus accrued interest $6,402,207, due 11/15/16-07/01/45)	6,276,673	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,276,673	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $6,276,697, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $6,402,206, due 06/13/16- 04/20/44)	$6,276,673	0.3
4,622,339	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $4,622,352, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $4,714,786, due 03/01/19-02/20/65)	4,622,339	0.2
2,975,513	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,975,529, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,036,163, due 01/15/17-01/15/29)	2,975,513	0.2
		26,427,871	1.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.4%
108,604,990	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $108,604,990)	108,604,990	5.4
	Total Short-Term Investments (Cost $135,032,861)	135,032,861	6.7

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Investments in Securities
(Cost $1,943,655,194)	$2,049,711,140	101.4
Liabilities in Excess of Other Assets	(27,650,949)	(1.4)
Net Assets	$2,022,060,191	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2),

under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,946,055,525.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$174,279,971
Gross Unrealized Depreciation	(70,624,356)
Net Unrealized Appreciation	$103,655,615

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$136,426,317	$—	$—	$136,426,317
Consumer Staples	81,558,353	—	—	81,558,353
Energy	82,268,252	44,766,114	—	127,034,366
Financials	407,476,047	—	—	407,476,047
Health Care	147,794,927	35,088,818	—	182,883,745
Industrials	115,017,828	—	—	115,017,828
Information Technology	177,834,737	—	—	177,834,737
Materials	14,750,345	—	—	14,750,345
Telecommunication Services	24,783,722	12,521,676	—	37,305,398
Utilities	15,365,325	—	—	15,365,325
Total Common Stock	1,203,275,853	92,376,608	—	1,295,652,461
Preferred Stock	487,050	19,413,146	—	19,900,196
Corporate Bonds/Notes	—	359,661,927	—	359,661,927
Municipal Bonds	—	589,669	—	589,669
Short-Term Investments	108,604,990	26,427,871	—	135,032,861
U.S. Treasury Obligations	—	231,075,256	—	231,075,256
Foreign Government Bonds	—	1,685,592	—	1,685,592
U.S. Government Agency Obligations	—	6,113,178	—	6,113,178
Total Investments, at fair value	$1,312,367,893	$737,343,247	$—	$2,049,711,140
Other Financial Instruments+
Forward Foreign Currency Contracts	—	551,466	—	551,466
Total Assets	$1,312,367,893	$737,894,713	$—	$2,050,262,606
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(351,197)	$—	$(351,197)
Total Liabilities	$—	$(351,197)	$—	$(351,197)

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	Israeli New Shekel	22,242,391	Sell	07/24/15	$5,790,028	$5,894,007	$(103,979)
The Bank of New York	EU Euro	14,444,809	Sell	07/24/15	16,244,343	16,108,698	135,645
The Bank of New York	Swiss Franc	7,720,636	Sell	07/24/15	8,291,952	8,265,005	26,947
The Bank of New York	Canadian Dollar	10,208,254	Sell	07/24/15	8,284,239	8,170,599	113,640
The Bank of New York	British Pound	10,631,953	Sell	07/24/15	16,632,149	16,702,849	(70,700)
State Street Bank	Israeli New Shekel	22,242,395	Sell	07/24/15	5,787,754	5,894,009	(106,255)
State Street Bank	EU Euro	14,466,904	Sell	07/24/15	16,269,263	16,133,338	135,925
State Street Bank	Canadian Dollar	10,227,410	Sell	07/24/15	8,298,162	8,185,932	112,230
State Street Bank	British Pound	10,646,431	Sell	07/24/15	16,655,330	16,725,593	(70,263)
State Street Bank	Swiss Franc	7,745,530	Sell	07/24/15	8,318,732	8,291,653	27,079
							$200,269

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$551,466
Total Asset Derivatives		$551,466
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$351,197
Total Liability Derivatives		$351,197

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$2,056,841
Total	$2,056,841

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(2,279,581)
Total	$(2,279,581)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$275,234	$276,232	$551,466
Total Assets	$275,234	$276,232	$551,466
Liabilities:
Forward foreign currency contracts	$176,518	$174,679	$351,197
Total Liabilities	$176,518	$174,679	$351,197
Net OTC derivative instruments by counterparty, at fair value	$98,716	$101,553	$200,269
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$98,716	$101,553	$200,269

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	30.3%
Consumer Discretionary	18.9%
Utilities	10.2%
Industrials	9.5%
Information Technology	8.7%
Health Care	6.5%
Consumer Staples	6.0%
Materials	5.2%
Energy	2.8%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Consumer Discretionary: 18.9%
11,890 @	Autozone, Inc.	$7,929,441	1.1
116,530 @	Bed Bath & Beyond, Inc.	8,038,239	1.1
222,650	Best Buy Co., Inc.	7,260,617	1.0
111,290 @	Dish Network Corp. - Class A	7,535,446	1.1
85,840	Expedia, Inc.	9,386,604	1.3
220,090	Gap, Inc.	8,400,835	1.2
148,315	Jarden Corp.	7,675,301	1.1
193,180	Kohl’s Corp.	12,095,000	1.7
61,760 @	Mohawk Industries, Inc.	11,789,984	1.7
87,730	Tiffany & Co.	8,053,614	1.2
867,865	Other Securities	44,720,224	6.4
		132,885,305	18.9
	Consumer Staples: 6.0%
61,903 @	Energizer Holdings, Inc.	7,606,815	1.1
134,690	Kroger Co.	9,766,372	1.4
928,620 @	Rite Aid Corp.	7,753,977	1.1
197,200	Other Securities	17,441,474	2.4
		42,568,638	6.0
	Energy: 2.8%
114,650	EQT Corp.	9,325,631	1.3
310,470 @	Southwestern Energy Co.	7,056,983	1.0
115,700	Other Securities	3,288,194	0.5
		19,670,808	2.8
	Financials: 30.3%
74,650	Ameriprise Financial, Inc.	9,326,024	1.3
44,430	AvalonBay Communities, Inc.	7,103,024	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
525,320	Fifth Third Bancorp	$10,937,162	1.6
192,780	Hartford Financial Services Group, Inc.	8,013,865	1.1
177,310	Invesco Ltd.	6,647,352	0.9
301,670	Kimco Realty Corp.	6,799,642	1.0
280,170	Loews Corp.	10,789,347	1.5
75,451	M&T Bank Corp.	9,426,093	1.3
165,550	Marsh & McLennan Cos., Inc.	9,386,685	1.3
221,600	SunTrust Bank	9,533,232	1.4
104,620	T. Rowe Price Group, Inc.	8,132,113	1.2
73,706	Vornado Realty Trust	6,996,911	1.0
200,390 @	XL Group PLC	7,454,508	1.1
3,117,765	Other Securities	102,413,863	14.6
		212,959,821	30.3
	Health Care: 6.5%
77,070	AmerisourceBergen Corp.	8,195,624	1.2
75,520	Cigna Corp.	12,234,240	1.7
59,790	Humana, Inc.	11,436,631	1.6
220,850	Other Securities	14,189,769	2.0
		46,056,264	6.5
	Industrials: 9.5%
126,940	Ametek, Inc.	6,953,773	1.0
86,550	Carlisle Cos., Inc.	8,665,386	1.2
78,890	Equifax, Inc.	7,659,430	1.1
75,210	Hubbell, Inc.	8,143,739	1.2
96,100	IDEX Corp.	7,551,538	1.1
107,250	MSC Industrial Direct Co.	7,482,833	1.1
42,001	Snap-On, Inc.	6,688,659	0.9
317,979	Other Securities	13,540,081	1.9
		66,685,439	9.5
	Information Technology: 8.7%
123,440	Amphenol Corp.	7,155,817	1.0
109,830	Analog Devices, Inc.	7,049,439	1.0
188,090 @	Arrow Electronics, Inc.	10,495,422	1.5
170,976	Jack Henry & Associates, Inc.	11,062,147	1.6
193,240 @	Synopsys, Inc.	9,787,606	1.4
189,160	Xilinx, Inc.	8,353,306	1.2
197,136	Other Securities	7,318,637	1.0
		61,222,374	8.7
	Materials: 5.2%
80,070	Airgas, Inc.	8,469,805	1.2
152,115	Silgan Holdings, Inc.	8,025,587	1.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
257,818	Other Securities	$19,773,278	2.8
		36,268,670	5.2
	Utilities: 10.2%
459,270	Centerpoint Energy, Inc.	8,739,908	1.2
167,330	Energen Corp.	11,428,639	1.6
389,610	Questar Corp.	8,146,745	1.2
209,890	Xcel Energy, Inc.	6,754,260	1.0
821,580	Other Securities	36,914,591	5.2
		71,984,143	10.2
	Total Common Stock
	(Cost $521,557,255)	690,301,462	98.1
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
14,958,862	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $14,958,862)	14,958,862	2.1
	Total Short-Term Investments
	(Cost $14,958,862)	14,958,862	2.1
	Total Investments in Securities
	(Cost $536,516,117)	$705,260,324	100.2
	Liabilities in Excess of Other Assets	(1,342,621)	(0.2)
	Net Assets	$703,917,703	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $537,796,438.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$178,884,048
Gross Unrealized Depreciation	(11,420,162)
Net Unrealized Appreciation	$167,463,886

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$690,301,462	$—	$—	$690,301,462
Short-Term Investments	14,958,862	—	—	14,958,862
Total Investments, at fair value	$705,260,324	$—	$—	$705,260,324

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Geographic Diversification as of June 30, 2015 (as a percentage of net assets)

United States	44.1%
Japan	11.6%
Germany	8.8%
United Kingdom	5.5%
Switzerland	5.0%
France	4.8%
India	3.4%
Sweden	3.4%
Spain	3.3%
Brazil	2.3%
Countries between 0.4%-2.1%^	5.5%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 5 countries, which each represents 0.4% – 2.1% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Brazil: 2.3%
4,841,459	Other Securities	$40,560,876	2.3
	China: 1.2%
525,975	Other Securities(a)	21,095,895	1.2
	Denmark : 0.4%
154,598	Other Securities(a)	7,428,913	0.4
	France: 4.8%
178,748	LVMH Moet Hennessy Louis Vuitton SE	31,425,822	1.8
116,410	Kering	20,812,657	1.2
269,374	Technip S.A.	16,694,261	0.9
332,790	Other Securities	15,615,802	0.9
		84,548,542	4.8
	Germany: 7.1%
168,025	Allianz SE	26,203,736	1.5
191,262	Bayer AG	26,784,407	1.5
601,035	Deutsche Bank AG	18,071,181	1.0
89,718	Linde AG	17,002,810	1.0
410,499	SAP SE	28,766,307	1.6
83,603	Other Securities	8,458,251	0.5
		125,286,692	7.1
	India: 3.4%
10,576,025	DLF Ltd.	19,321,881	1.1
2,601,500 @	ICICI Bank Ltd. ADR	27,107,630	1.5
2,577,959	Other Securities	14,879,214	0.8
		61,308,725	3.4
	Italy: 1.2%
654,560	Other Securities(a)	20,703,383	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: 11.6%
1,267,400	Dai-ichi Life Insurance Co., Ltd.	$24,888,595	1.4
1,004,200	KDDI Corp.	24,233,308	1.4
49,451	Keyence Corp.	26,652,946	1.5
373,600	Kyocera Corp.	19,424,383	1.1
248,500	Murata Manufacturing Co., Ltd.	43,367,089	2.4
340,400	Nidec Corp.	25,474,793	1.4
449,200	Sumitomo Mitsui Financial Group, Inc.	19,998,026	1.1
1,436,300	Other Securities	22,618,183	1.3
		206,657,323	11.6
	Mexico: 0.7%
135,502	Other Securities	12,071,873	0.7
	Netherlands: 2.0%
558,583	Airbus Group SE	36,384,692	2.0
	Spain: 3.3%
1,973,973	Banco Bilbao Vizcaya Argentaria S.A.	19,451,484	1.1
908,422	Inditex SA	29,630,347	1.7
561,315	Other Securities(a)	9,893,555	0.5
		58,975,386	3.3
	Sweden: 3.4%
1,332,702	Assa Abloy AB	25,089,195	1.4
3,398,225	Telefonaktiebolaget LM Ericsson	35,392,978	2.0
		60,482,173	3.4
	Switzerland: 5.0%
782,163	Credit Suisse Group AG	21,577,916	1.2
225,504	Nestle S.A.	16,270,256	0.9
1,646,200	UBS Group AG	34,926,566	2.0
56,585	Other Securities	15,865,953	0.9
		88,640,691	5.0
	United Kingdom: 5.5%
1,290,876	Prudential PLC	31,109,343	1.7
686,685	Unilever PLC	29,485,491	1.7
7,712,646	Other Securities(a)	36,548,966	2.1
		97,143,800	5.5
	United States: 44.1%
151,980	3M Co.	23,450,514	1.3
385,693 @	Adobe Systems, Inc.	31,244,990	1.8
327,760	Aetna, Inc.	41,776,289	2.4
815,130	Altera Corp.	41,734,656	2.4
224,000	Anthem, Inc.	36,767,360	2.1
45,550 @	Biogen, Inc.	18,399,467	1.0
127,560 @	BioMarin Pharmaceutical, Inc.	17,447,657	1.0
666,950 @	Celldex Therapeutics, Inc.	16,820,479	0.9
648,120	Citigroup, Inc.	35,802,149	2.0
500,520	Colgate-Palmolive Co.	32,739,013	1.8

See Accompanying Notes of Financial Statements

VY® Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
642,270 @	eBay, Inc.	$38,690,345	2.2
313,350 @	Facebook, Inc.	26,874,463	1.5
219,050	Gilead Sciences, Inc.	25,646,374	1.4
135,040	Goldman Sachs Group, Inc.	28,195,002	1.6
47,300 @	Google, Inc. - Class A	25,543,892	1.4
46,117	Google, Inc. - Class C	24,004,360	1.4
313,400	Intuit, Inc.	31,581,318	1.8
859,940	Maxim Integrated Products	29,732,425	1.7
444,340	McGraw-Hill Cos., Inc.	44,633,953	2.5
247,590	Tiffany & Co.	22,728,762	1.3
209,250	United Parcel Service, Inc. - Class B	20,278,417	1.1
333,840	Walt Disney Co.	38,104,498	2.1
170,960	Zimmer Biomet Holdings, Inc.	18,673,961	1.1
2,030,701	Other Securities(a)	112,246,603	6.3
		783,116,947	44.1
	Total Common Stock (Cost $1,011,861,790)	1,704,405,911	96.0
PREFERRED STOCK: 1.7%
	Germany: 1.7%
359,294	Bayerische Motoren Werke AG	30,422,567	1.7
	India: 0.0%
50,809,899	Other Securities	678,210	0.0
	Total Preferred Stock (Cost $13,141,666)	31,100,777	1.7
RIGHTS: 0.0%
	Spain: 0.0%
561,315	Other Securities(a)	290,989	0.0
	Total Rights (Cost $308,990)	290,989	0.0
	Total Long-Term Investments (Cost $1,025,312,446)	1,735,797,677	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc: 2.3%
9,643,758	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $9,643,798, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $9,836,633, due 07/15/15-05/20/65)	$9,643,758	0.6
9,643,758	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $9,643,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $9,836,586, due 11/15/15-03/01/48)	9,643,758	0.5
9,643,758	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $9,643,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $9,836,636, due 07/31/15-05/20/65)	9,643,758	0.5
7,081,834	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $7,081,853, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $7,223,471, due 03/01/19-02/20/65)	7,081,834	0.4

See Accompanying Notes of Financial Statements

VY® Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,591,949	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $4,591,974, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,685,546, due 01/15/17-01/15/29)	$4,591,949	0.3
		40,605,057	2.3
Shares		Value	Percentage of Net Assets
	Mutual Funds : 2.3%
40,790,787	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $40,790,787)	40,790,787	2.3
	Total Short-Term Investments (Cost $81,395,844)	81,395,844	4.6
	Total Investments in Securities (Cost $1,106,708,290)	$1,817,193,521	102.3
	Liabilities in Excess of Other Assets	(41,181,412)	(2.3)
	Net Assets	$1,776,012,109	100.00

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,120,023,591.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$745,523,357
Gross Unrealized Depreciation	(48,353,427)
Net Unrealized Appreciation	$697,169,930

Sector Diversification	Percentage of Net Assets
Information Technology	23.4%
Financials	20.6
Health Care	18.1
Consumer Discretionary	15.7
Industrials	10.3
Consumer Staples	5.4
Telecommunication Services	1.4
Materials	1.4
Energy	1.4
Rights	0.0
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$40,560,876	$—	$—	$40,560,876
China	21,095,895	—	—	21,095,895
Denmark	—	7,428,913	—	7,428,913
France	—	84,548,542	—	84,548,542
See Accompanying Notes of Financial Statements

VY® Oppenheimer Global	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Germany	—	125,286,692	—	125,286,692
India	27,107,630	34,201,095	—	61,308,725
Italy	4,571,706	16,131,677	—	20,703,383
Japan	—	206,657,323	—	206,657,323
Mexico	12,071,873	—	—	12,071,873
Netherlands	—	36,384,692	—	36,384,692
Spain	—	58,975,386	—	58,975,386
Sweden	—	60,482,173	—	60,482,173
Switzerland	—	88,640,691	—	88,640,691
United Kingdom	8,880,124	88,263,676	—	97,143,800
United States	783,116,947	—	—	783,116,947
Total Common Stock	897,405,051	807,000,860	—	1,704,405,911
Preferred Stock	678,210	30,422,567	—	31,100,777
Rights	290,989	—	—	290,989
Short-Term Investments	40,790,787	40,605,057	—	81,395,844
Total Investments, at fair value	$939,165,037	$878,028,484	$—	$1,817,193,521

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $32,144, 747 and $1,110,112 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes of Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

Corporate Bonds/Notes	84.3%
Common Stock	6.9%
Preferred Stock	2.9%
Collateralized Mortgage Obligations	0.9%
Real Estate Investment Trusts	0.1%
Foreign Government Bonds**	0.0%
Rights**	0.0%
Assets in Excess of Other Liabilities*	4.9%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.3%
	Basic Materials: 4.0%
360,000 #	Cascades, Inc., 5.500%, 07/15/22	$349,650	0.3
275,000 #	Cliffs Natural Resources, Inc., 8.250%, 03/31/20	261,250	0.2
350,000 #	Eldorado Gold Corp., 6.125%, 12/15/20	347,813	0.3
375,000 #	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	356,250	0.3
300,000 #	IAMGOLD Corp., 6.750%, 10/01/20	252,750	0.2
200,000 #	INEOS Group Holdings SA, 5.875%, 02/15/19	201,750	0.2
80,000 #	Prince Mineral Holding Corp., 11.500%, 12/15/19	74,000	0.1
120,000 #	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	121,200	0.1
240,000 #	WR Grace & Co-Conn, 5.125%, 10/01/21	242,400	0.2
135,000 #	WR Grace & Co-Conn, 5.625%, 10/01/24	137,194	0.1
2,484,000	Other Securities	2,383,509	2.0
		4,727,766	4.0
	Communications: 10.8%
200,000 #	Altice Financing SA, 6.625%, 02/15/23	199,060	0.2
550,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	576,812	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
580,000	CenturyLink, Inc., 6.450%, 06/15/21	$587,250	0.5
230,000 #	CenturyLink, Inc., 5.625%, 04/01/25	208,437	0.2
155,000 #	CommScope Tech Finance LLC, 6.000%, 06/15/25	154,806	0.1
120,000 #	CommScope, Inc., 5.000%, 06/15/21	117,900	0.1
115,000 #	CommScope, Inc., 5.500%, 06/15/24	112,269	0.1
330,000 #	DigitalGlobe, Inc., 5.250%, 02/01/21	324,637	0.3
595,000	Equinix, Inc., 5.375%, 01/01/22-04/01/23	598,975	0.5
50,000 #	FireEye, Inc., 1.000%, 06/01/35	53,625	0.1
50,000 #	FireEye, Inc., 1.625%, 06/01/35	53,563	0.0
555,000	Frontier Communications Corp., 8.750%, 04/15/22	552,225	0.5
445,000	Frontier Communications Corp., 8.500%-9.250%, 04/15/20-07/01/21	467,010	0.4
467,875	McGraw-Hill School Education, 6.250%, 12/17/19	470,702	0.4
270,000 #	MDC Partners, Inc., 6.750%, 04/01/20	270,000	0.2
85,000 #	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	89,888	0.1
200,000 #	Numericable Group SA, 6.000%, 05/15/22	197,625	0.2
130,000 #	Plantronics, Inc., 5.500%, 05/31/23	131,950	0.1
480,000	Shutterfly, Inc., 0.250%, 05/15/18	485,400	0.4
170,000 #	Sirius XM Radio, Inc., 4.625%, 05/15/23	160,225	0.2
1,190,000	Sprint Corp., 7.250%, 09/15/21	1,174,381	1.0
245,000 #	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	237,038	0.2
450,000	T-Mobile USA, Inc., 6.542%, 04/28/20	472,271	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
170,000	T-Mobile USA, Inc., 6.500%-6.633%, 04/28/21-01/15/24	$176,450	0.2
155,000 #	Twitter, Inc., 0.250%, 09/15/19	139,306	0.1
160,000 #	Univision Communications, Inc., 5.125%, 02/15/25	154,400	0.1
315,000	WebMD Health Corp., 1.500%, 12/01/20	339,806	0.3
616,000	WebMD Health Corp., 2.500%, 01/31/18	630,245	0.5
935,000	Windstream Corp., 6.375%-7.750%, 10/15/20-08/01/23	823,763	0.7
2,662,277	Other Securities	2,605,106	2.2
		12,565,125	10.8
	Consumer, Cyclical: 11.6%
200,000 #	Brookfield Residential Properties, Inc., 6.375%, 05/15/25	197,000	0.1
440,000 #	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	440,185	0.4
315,000 #	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	302,400	0.3
245,000 #	Family Tree Escrow LLC, 5.750%, 03/01/23	257,250	0.2
345,000	Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	332,925	0.3
265,000 #	Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	261,687	0.2
490,000	Jarden Corp., 1.125%, 03/15/34	572,994	0.5
406,000 #	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	424,777	0.4
650,000	KB Home, 1.375%, 02/01/19	635,781	0.5
645,000	KB Home, 7.000%-7.500%, 12/15/21-09/15/22	671,025	0.6
250,000	Lennar Corp., 4.500%, 06/15/19	256,250	0.2
465,000	Lennar Corp., 4.750%, 11/15/22	459,187	0.4
104,000 #	Lennar Corp., 2.750%, 12/15/20	238,745	0.2
480,000	Navistar International Corp., 8.250%, 11/01/21	458,400	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
300,000 #	NCL Corp. Ltd., 5.250%, 11/15/19	$308,625	0.3
200,000 #	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	206,000	0.2
665,000	Outerwall, Inc., 5.875%, 06/15/21	625,100	0.5
150,000	Scientific Games International, Inc., 6.250%, 09/01/20	117,375	0.1
800,000	Scientific Games International, Inc., 10.000%, 12/01/22	774,500	0.7
125,000 #	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	127,188	0.1
145,000 #	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	143,550	0.1
245,000 #	Viking Cruises Ltd., 8.500%, 10/15/22	273,175	0.2
475,000 #	WMG Acquisition Corp., 6.750%, 04/15/22	453,711	0.4
150,000 #	ZF North America Capital, Inc., 4.500%, 04/29/22	147,938	0.1
160,000 #	ZF North America Capital, Inc., 4.750%, 04/29/25	155,800	0.2
4,568,028	Other Securities	4,666,239	4.0
		13,507,807	11.6
	Consumer, Non-cyclical: 16.6%
215,000	Alere, Inc., 3.000%, 05/15/16	267,809	0.2
570,000	Alliance One International, Inc., 9.875%, 07/15/21	500,887	0.4
215,000 #	C&S Group Enterprises LLC, 5.375%, 07/15/22	203,175	0.2
490,000	Cardtronics, Inc., 1.000%, 12/01/20	483,262	0.4
225,000 #	Cenveo Corp., 6.000%, 08/01/19	212,625	0.2
70,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	74,113	0.1
870,000	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	918,937	0.8
375,000 #	Cimpress NV, 7.000%, 04/01/22	386,719	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
305,000 #	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	$295,087	0.3
200,000 #	Dole Food Co., Inc., 7.250%, 05/01/19	202,500	0.2
586,000	Emergent Biosolutions, Inc., 2.875%, 01/15/21	727,372	0.6
140,000 #	Endo Finance LLC, 5.375%, 01/15/23	138,600	0.1
315,000 #	Endo Finance LLC, 5.750%, 01/15/22	319,725	0.3
250,000 #	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	$261,875	0.2
250,000 #,&	Igloo Holdings Corp., 8.250%, 12/15/17	251,875	0.2
120,000 #	Immunomedics, Inc., 4.750%, 02/15/20	123,825	0.1
390,000 #	Impax Laboratories, Inc., 2.000%, 06/15/22	391,706	0.3
490,000	Insulet Corp., 2.000%, 06/15/19	475,300	0.4
290,000 #	Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	285,469	0.2
200,000 #	Jazz Investments I Ltd., 1.875%, 08/15/21	233,625	0.2
240,000 #	Kindred Escrow Corp. II, 8.000%, 01/15/20	257,400	0.2
255,000	Kindred Healthcare, Inc., 6.375%, 04/15/22	255,638	0.2
220,000 #	Medicines Co/The, 2.500%, 01/15/22	241,725	0.2
400,000 #	Multi-Color Corp., 6.125%, 12/01/22	411,000	0.4
550,000	Post Holdings, Inc., 7.375%, 02/15/22	561,688	0.5
100,000 #	Post Holdings, Inc., 6.750%, 12/01/21	100,250	0.1
255,000 #	Quintiles Transnational Corp., 4.875%, 05/15/23	256,913	0.2
935,000	Reynolds Group Issuer, Inc., 5.750%-9.875%, 05/15/18-02/15/21	$968,603	0.8
165,000 #	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	169,503	0.2
465,000 #	Sothebys, 5.250%, 10/01/22	458,025	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
255,000 #	Southern States Cooperative, Inc., 10.000%, 08/15/21	$239,700	0.2
180,000 #	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	181,350	0.2
480,000	Theravance, Inc., 2.125%, 01/15/23	451,500	0.4
440,000	Truven Health Analytics, Inc., 10.625%, 06/01/20	463,100	0.4
450,000 #	VRX Escrow Corp., 5.875%, 05/15/23	461,813	0.4
480,000	WellCare Health Plans, Inc., 5.750%, 11/15/20	501,000	0.4
220,000 #	Wright Medical Group, Inc., 2.000%, 02/15/20	234,575	0.2
6,347,741	Other Securities	6,458,197	5.5
		19,426,466	16.6
	Diversified: 0.2%
230,000 #	Argos Merger Sub, Inc., 7.125%, 03/15/23	241,500	0.2
	Energy: 14.5%
125,000 #	Calfrac Holdings L.P., 7.500%, 12/01/20	116,050	0.1
350,000	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	346,500	0.3
175,000 #	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	180,687	0.1
210,000 #	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	221,025	0.2
590,000	Denbury Resources, Inc., 4.625%-5.500%, 05/01/22-07/15/23	513,575	0.4
195,000 #	EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	196,219	0.2
275,000	EP Energy, LLC, 7.750%, 09/01/22	290,125	0.2
500,000	EP Energy, LLC, 9.375%, 05/01/20	538,125	0.5
90,000 #	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	93,769	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
170,000 #	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	$184,875	0.1
285,000 #	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	275,025	0.2
585,000	Rosetta Resources, Inc., 5.625%, 05/01/21	624,487	0.6
240,000	Rosetta Resources, Inc., 5.875%, 06/01/22	257,208	0.2
560,000	Sanchez Energy Corp., 7.750%, 06/15/21	560,000	0.5
100,000 #	Sanjel Corp., 7.500%, 06/19/19	74,250	0.1
360,000 #	SolarCity Corp., 1.625%, 11/01/19	331,200	0.3
215,000 #	SunEdison, Inc., 2.625%, 06/01/23	218,763	0.2
195,000 #	SunEdison, Inc., 3.375%, 06/01/25	202,434	0.2
165,000 #	Ultra Petroleum Corp., 5.750%, 12/15/18	159,225	0.1
295,000 #	Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	305,325	0.3
260,000 #	Whiting Petroleum Corp., 1.250%, 04/01/20	285,350	0.2
12,723,592	Other Securities	10,918,728	9.4
		16,892,945	14.5
	Financial: 7.9%
211,534 #,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	209,947	0.2
500,000	Ally Financial, Inc., 4.625%, 05/19/22-03/30/25	485,150	0.4
300,000 #	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	253,500	0.2
700,000	Bank of America Corp., 6.250%-6.500%, 09/29/49-10/29/49	712,580	0.6
250,000 #	Embarcadero Reinsurance Ltd., 5.010%, 02/07/17	250,600	0.2
300,000 #	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	313,500	0.3
250,000 #	Galileo Re Ltd., 7.410%, 01/09/19	252,587	0.2
480,000	Geo Group, Inc./The, 5.875%, 10/15/24	496,800	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
250,000 #	Kilimanjaro Re Ltd., 4.510%, 04/30/18	$240,537	0.2
350,000	Morgan Stanley, 5.550%, 12/29/49	347,900	0.3
575,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	537,625	0.5
320,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18-06/01/22	302,225	0.2
200,000 #	Ocwen Financial Corp., 7.125%, 05/15/19	188,000	0.2
250,000 #	Queen Street VII Re Ltd., 8.610%, 04/08/16	252,281	0.2
220,000 #	Quicken Loans, Inc., 5.750%, 05/01/25	211,200	0.2
125,000 #	Rayonier AM Products, Inc., 5.500%, 06/01/24	112,188	0.1
250,000 #	Residential Reinsurance 2012 Ltd., 5.760%, 12/06/18	255,137	0.2
250,000 #	Residential Reinsurance 2012 Ltd., 12.760%, 12/06/18	261,063	0.3
250,000 #	Sanders Re Ltd., 4.010%, 05/05/17	245,113	0.2
210,000 #	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	173,250	0.2
3,044,733	Other Securities	3,074,127	2.6
		9,175,310	7.9
	Financials: 0.4%
435,000 #	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	417,600	0.4
	Industrial: 9.1%
105,000 #	AECOM Technology Corp., 5.750%, 10/15/22	106,575	0.1
105,000 #	AECOM Technology Corp., 5.875%, 10/15/24	106,706	0.1
150,000 #	Aguila 3 SA, 7.875%, 01/31/18	149,062	0.1
205,000 #,&	American Energy - Utica LLC, 3.500%, 03/01/21	96,350	0.1
345,000 #	Amsted Industries, Inc., 5.000%, 03/15/22	346,294	0.3
381,100 #,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	396,344	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
35,294 #	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	$36,176	0.0
250,000 #	Aviation Capital Group Corp., 6.750%, 04/06/21	285,615	0.2
325,000	Ball Corp., 4.000%, 11/15/23	303,063	0.2
575,000	Ball Corp., 5.250%, 07/01/25	571,406	0.5
350,000 #	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	314,125	0.3
85,000 #	Belden, Inc., 5.250%, 07/15/24	82,875	0.1
195,000 #	Belden, Inc., 5.500%, 09/01/22	194,512	0.1
50,000 #	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	50,188	0.0
335,000 #	Bombardier, Inc., 6.000%, 10/15/22	298,988	0.3
135,000 #	Building Materials Corp. of America, 6.750%, 05/01/21	141,244	0.1
305,000 #	Cleaver-Brooks, Inc., 8.750%, 12/15/19	301,950	0.3
300,000 #	Coveris Holding Corp., 10.000%, 06/01/18	316,500	0.3
640,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	721,600	0.6
270,000 #	Florida East Coast Holdings Corp., 6.750%, 05/01/19	271,350	0.2
744,000	General Cable Corp., 4.500%, 11/15/29	620,310	0.5
505,000	Griffon Corp., 5.250%, 03/01/22	504,369	0.4
175,000 #	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	163,625	0.1
310,000 #	JB Poindexter & Co., Inc., 9.000%, 04/01/22	333,250	0.3
335,000 #	JMC Steel Group, 8.250%, 03/15/18	307,781	0.3
149,000 #,&	Liberty Tire Recycling LLC, 11.000%, 03/31/21	83,068	0.1
575,000 #	NANA Development Corp., 9.500%, 03/15/19	552,000	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
400,000 #	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	$402,000	0.3
400,000 #	Rexel SA, 5.250%, 06/15/20	418,000	0.4
200,000 #	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	152,500	0.1
100,000 #	Videotron Ltd., 5.375%, 06/15/24	100,250	0.1
2,036,582	Other Securities	1,951,824	1.7
		10,679,900	9.1
	Materials: 0.5%
610,000	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	591,700	0.5
	Technology: 6.7%
200,000 #	Activision Blizzard, Inc., 5.625%, 09/15/21	210,000	0.2
125,000 #	Activision Blizzard, Inc., 6.125%, 09/15/23	134,375	0.1
150,000 #	Audatex North America, Inc., 6.000%, 06/15/21	154,687	0.1
460,000	Brocade Communications Systems, Inc., 4.625%, 01/15/23	447,350	0.4
215,000 #	Brocade Communications Systems, Inc., 1.375%, 01/01/20	224,138	0.2
375,000 #	Entegris, Inc., 6.000%, 04/01/22	386,719	0.3
75,000 #	First Data Corp., 7.375%, 06/15/19	78,150	0.1
300,000 #	IHS, Inc., 5.000%, 11/01/22	299,250	0.2
510,000	j2 Global, Inc., 8.000%, 08/01/20	553,350	0.5
450,000	Mentor Graphics Corp., 4.000%, 04/01/31	610,875	0.5
225,000 #	Micron Technology, Inc., 5.250%, 08/01/23	216,281	0.2
250,000 #	MSCI, Inc., 5.250%, 11/15/24	253,750	0.2
268,000 #	ON Semiconductor Corp., 1.000%, 12/01/20	266,493	0.2
65,000 #	Proofpoint, Inc., 0.750%, 06/15/20	70,159	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
595,000	Seagate HDD Cayman, 4.750%, 06/01/23	$606,546	0.5
700,000 #	Seagate HDD Cayman, 4.750%, 01/01/25	696,806	0.6
2,602,233	Other Securities	2,638,064	2.3
		7,846,993	6.7
	Telecommunication Services: —%
1,445,000	Other Securities	—	—
	Utilities: 2.0%
505,000	AES Corp., 4.875%, 05/15/23	477,225	0.4
100,000	AES Corp., 5.500%, 03/15/24	97,350	0.1
550,000	NRG Energy, Inc., 6.250%, 05/01/24	548,625	0.5
425,000	NRG Energy, Inc., 6.250%-7.625%, 01/15/18-07/15/22	455,156	0.4
540,000 #	Talen Energy Supply LLC, 5.125%, 07/15/19	531,900	0.4
200,000 #	Talen Energy Supply LLC, 6.500%, 06/01/25	200,250	0.2
402	Other Securities	431	0.0
		2,310,937	2.0
	Total Corporate Bonds/Notes (Cost $99,669,227)	98,384,049	84.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
1,000,000 #	Timberstar Trust, 7.530%, 10/15/36	1,027,855	0.9
	Total Collateralized Mortgage Obligations (Cost $1,007,999)	1,027,855	0.9
FOREIGN GOVERNMENT BONDS: 0.0%
13,187	Other Securities	138	0.0
	Total Foreign Government Bonds (Cost $385)	138	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 6.9%
	Consumer Discretionary: 1.1%
50,408	Ford Motor Co.	756,624	0.6
12,498	Other Securities	550,716	0.5
		1,307,340	1.1
	Energy: 0.6%
197,023	Other Securities	633,379	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 0.8%
37,079 @	Forest City Enterprises, Inc.	$819,446	0.7
1,476 #,@	Perseus Holding Corp.	—	—
1,511	Other Securities	115,724	0.1
		935,170	0.8
	Health Care: 1.5%
5,348	Thermo Fisher Scientific, Inc.	693,956	0.6
22,264	Other Securities	1,090,899	0.9
		1,784,855	1.5
	Industrials: 1.2%
59,818	Other Securities	1,415,471	1.2
	Information Technology: 0.7%
23,298	Other Securities	815,441	0.7
	Materials: 1.0%
31,403	Other Securities	1,133,401	1.0
	Telecommunication Services: 0.0%
4,800	Other Securities	30,624	0.0
	Total Common Stock (Cost $5,783,012)	8,055,681	6.9
REAL ESTATE INVESTMENT TRUSTS: 0.1%
	Financials: 0.1%
5,760	Other Securities	142,387	0.1
	Total Real Estate Investment Trusts (Cost $175,809)	142,387	0.1
PREFERRED STOCK: 2.9%
	Consumer Discretionary: 0.6%
7,900 @	Sealy Corp.	670,868	0.6
	Consumer Staples: 0.0%
100 #	Post Holdings, Inc.	10,531	0.0
	Energy: 0.2%
1,400 #	Penn Virginia Corp.	80,062	0.1
2,701	Other Securities	116,117	0.1
		196,179	0.2
	Financials: 1.5%
338 #,P	Ally Financial, Inc.	343,229	0.3
26,000 P	Citigroup, Inc.	711,620	0.6
11,000 P	Morgan Stanley	307,450	0.3
775 #,@	Perseus Holding Corp.	—	—
13,000	Other Securities	337,740	0.3
		1,700,039	1.5
	Health Care: 0.2%
811	Alere, Inc.	289,625	0.2
	Industrials: 0.2%
267	Other Securities	197,602	0.2
	Utilities: 0.2%
12,000	Other Securities	297,240	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Utilities (continued)
	Total Preferred Stock (Cost $3,839,271)	$3,362,084	2.9
RIGHTS: —%
	Health Care: —%
—	Other Securities	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $110,475,703)	110,972,194	95.1
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
3,920,723	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $3,920,723)	3,920,723	3.4
	Total Short-Term Investments (Cost $3,920,723)	3,920,723	3.4
	Total Investments in Securities (Cost $114,396,426)	$114,892,917	98.5
	Assets in Excess of Other Liabilities	1,768,409	1.5
	Net Assets	$116,661,326	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

&
Payment-in-kind

P
Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $114,963,503.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,605,434
Gross Unrealized Depreciation	(5,676,020)
Net Unrealized Depreciation	$(70,586)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,307,340	$—	$—	$1,307,340
Energy	633,379	—	—	633,379
Financials	935,170	—	—	935,170
Health Care	1,784,855	—	—	1,784,855
Industrials	1,324,192	—	91,279	1,415,471
Information Technology	815,441	—	—	815,441
Materials	1,133,401	—	—	1,133,401
Telecommunication Services	30,624	—	—	30,624
Total Common Stock	7,964,402	—	91,279	8,055,681
Real Estate Investment Trusts	142,387	—	—	142,387
Preferred Stock	1,605,935	1,558,547	197,602	3,362,084
Rights	—	—	—	—
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Corporate Bonds/Notes	—	98,384,049	—	98,384,049
Collateralized Mortgage Obligations	—	1,027,855	—	1,027,855
Short-Term Investments	3,920,723	—	—	3,920,723
Foreign Government Bonds	—	138	—	138
Total Investments, at fair value	$13,633,447	$100,970,589	$288,881	$114,892,917
Other Financial Instruments+
Centrally Cleared Swaps	—	14,538	—	14,538
Futures	81,654	—	—	81,654
Total Assets	$13,715,101	$100,985,127	$288,881	$114,989,109

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(47)	09/18/15	$(4,827,840)	$81,654
			$(4,827,840)	$81,654

At June 30, 2015, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)
Reference Entity/ Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.HY.23	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD1,101,678	$85,046	$14,538
						$85,046	$14,538

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Net Assets — Unrealized appreciation*	$14,538
Equity contracts	Net Assets — Unrealized appreciation**	81,654
Total Asset Derivatives		$96,192

*
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabilities.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contract	$—	$(9,839)	$(9,839)
Equity contracts	(24,586)	—	(24,586)
Total	$(24,586)	$(9,839)	$(34,425)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$14,538	$14,538
Equity contracts	81,654	—	81,654
Total	$81,654	$14,538	$96,192

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Consumer Discretionary	21.0%
Industrials	18.8%
Information Technology	18.8%
Health Care	16.2%
Financials	8.1%
Materials	6.2%
Consumer Staples	5.2%
Energy	3.7%
Telecommunication Services	1.3%
Utilities	0.5%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 21.0%
11,900 @	Autozone, Inc.	$7,936,110	0.9
114,300 @	Carmax, Inc.	7,567,803	0.9
7,900 @	Chipotle Mexican Grill, Inc.	4,779,421	0.5
77,500	Dollar General Corp.	6,024,850	0.7
273,600	Hanesbrands, Inc.	9,116,352	1.0
55,300	L Brands, Inc.	4,740,869	0.5
46,300	McGraw-Hill Cos., Inc.	4,650,835	0.5
10,392 @	NetFlix, Inc.	6,826,921	0.8
27,100 @	O'Reilly Automotive, Inc.	6,124,058	0.7
149,000	Ross Stores, Inc.	7,242,890	0.8
50,700	Tiffany & Co.	4,654,260	0.5
62,700	Tractor Supply Co.	5,639,238	0.6
2,656,016	Other Securities(a)	112,664,094	12.6
		187,967,701	21.0
	Consumer Staples: 5.2%
44,750	Brown-Forman Corp.	4,483,055	0.5
52,800	Mead Johnson Nutrition Co.	4,763,616	0.5
1,046,900	Other Securities	37,204,915	4.2
		46,451,586	5.2
	Energy: 3.7%
637,900	Other Securities(a)	32,666,950	3.7
	Financials: 7.7%
99,800	Crown Castle International Corp.	8,013,940	0.9
129,100	FNF Group	4,775,409	0.5
21,000	Intercontinental Exchange, Inc.	4,695,810	0.5
1,014,138	Other Securities(a)	51,481,087	5.8
		68,966,246	7.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 16.2%
77,300 @	Alkermes PLC	$4,973,482	0.6
55,800	AmerisourceBergen Corp.	5,933,772	0.7
42,200 @	BioMarin Pharmaceutical, Inc.	5,772,116	0.6
172,684 @	Catalent, Inc.	5,064,822	0.6
58,000 @	Endo International PLC	4,619,700	0.5
57,100 @	Incyte Corp., Ltd.	5,950,391	0.7
10,800 @	Intuitive Surgical, Inc.	5,232,600	0.6
49,700 @	Vertex Pharmaceuticals, Inc.	6,136,956	0.7
118,950	Zoetis, Inc.	5,735,769	0.6
1,483,550	Other Securities(a)	95,133,361	10.6
		144,552,969	16.2
	Industrials: 18.8%
48,300	Equifax, Inc.	4,689,447	0.5
41,300 @	IHS, Inc.	5,312,419	0.6
34,400	Roper Technologies, Inc.	5,932,624	0.7
130,500 @	Sensata Technologies Holdings N.V.	6,882,570	0.8
166,800	Southwest Airlines Co.	5,519,412	0.6
102,500	Textron, Inc.	4,574,575	0.5
99,000 @	United Continental Holdings, Inc.	5,247,990	0.6
87,200 @	Verisk Analytics, Inc.	6,344,672	0.7
2,106,572	Other Securities(a)	123,822,414	13.8
		168,326,123	18.8
	Information Technology: 17.9%
82,600	Amphenol Corp.	4,788,322	0.5
99,000 @	ARM Holdings PLC ADR	4,877,730	0.6
98,800	Fidelity National Information Services, Inc.	6,105,840	0.7
65,200 @	Fiserv, Inc.	5,400,516	0.6
56,500 @	Gartner, Inc.	4,846,570	0.5
48,700	Intuit, Inc.	4,907,499	0.6
29,100 @	LinkedIn Corp.	6,012,933	0.7
83,600 @	Red Hat, Inc.	6,347,748	0.7
69,800 @	ServiceNow, Inc.	5,186,838	0.6
44,100	Skyworks Solutions, Inc.	4,590,810	0.5
130,800 @	Vantiv, Inc.	4,995,252	0.6
75,100 @	VeriSign, Inc.	4,635,172	0.5
1,830,786	Other Securities(a)	96,826,419	10.8
		159,521,649	17.9
	Materials: 6.2%
77,500	Ball Corp.	5,436,625	0.6
67,500	Celanese Corp.	4,851,900	0.6
30,200	Sherwin-Williams Co.	8,305,604	0.9
707,082	Other Securities	36,636,420	4.1
		55,230,549	6.2

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 1.3%
74,650 @	SBA Communications Corp.	$8,582,510	1.0
72,700	Other Securities	2,818,579	0.3
		11,401,089	1.3
	Utilities: 0.5%
92,600	Other Securities	4,409,404	0.5
	Total Common Stock (Cost $605,599,382)	879,494,266	98.5
PREFERRED STOCK: 1.3%
	Financials: 0.4%
103,987	Other Securities	3,420,088	0.4
	Information Technology: 0.9%
232,878	Other Securities	7,930,941	0.9
	Total Preferred Stock (Cost $6,583,594)	11,351,029	1.3
	Total Long-Term Investments (Cost $612,182,976)	890,845,295	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.2%
4,662,604	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $4,662,623, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $4,755,856, due 07/15/15-05/20/65)	4,662,604	0.5
4,662,604	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $4,662,627, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $4,755,833, due 11/15/15-03/01/48)	4,662,604	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,662,604	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $4,662,622, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,755,857, due 07/31/15-05/20/65)	$4,662,604	0.5
3,374,868	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $3,374,877, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $3,442,365, due 03/01/19-02/20/65)	3,374,868	0.4
2,269,262	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,269,274, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,315,516, due 01/15/17-01/15/29)	2,269,262	0.3
		19,631,942	2.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
990,894	T. Rowe Price Reserve Investment Fund, 0.070%†† (Cost $990,894)	990,894	0.1
	Total Short-Term Investments (Cost $20,622,836)	20,622,836	2.3
	Total Investments in Securities (Cost $632,805,812)	$911,468,131	102.1
	Liabilities in Excess of Other Assets	(18,336,287)	(2.1)
	Net Assets	$893,131,844	100.0

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $632,942,321.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$300,061,215
Gross Unrealized Depreciation	(21,535,405)
Net Unrealized Appreciation	$278,525,810

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$187,967,701	$—	$—	$187,967,701
Consumer Staples	46,451,586	—	—	46,451,586
Energy	32,666,950	—	—	32,666,950
Financials	68,088,127	—	878,119	68,966,246
Health Care	144,552,969	—	—	144,552,969
Industrials	168,326,123	—	—	168,326,123
Information Technology	157,242,987	—	2,278,662	159,521,649
Materials	55,230,549	—	—	55,230,549
Telecommunication Services	11,401,089	—	—	11,401,089
Utilities	4,409,404	—	—	4,409,404
Total Common Stock	876,337,485	—	3,156,781	879,494,266
Preferred Stock	—	—	11,351,029	11,351,029
Short-Term Investments	990,894	19,631,942	—	20,622,836
Total Investments, at fair value	$877,328,379	$19,631,942	$14,507,810	$911,468,131

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2015.
Investments, at fair value	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$2,095,820	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
	1,060,960	Market comparable	Enterprise Value to Sales in Multiple/Price to Free Cash Flow	8x-30x	Increase
	$3,156,780
Preferred Stock	$10,429,567	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
	921,462	Market comparable	Enterprise Value to Sales in Multiple/Price to Free Cash Flow	8x-30x	Increase
	$11,351,029
See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	SUMMARY PORTFOLIO OF INVESTMENTS
Mid Cap Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

*
No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios’s assets and liabilities during the period ended June 30, 2015:
	Beginning Balance 12/31/2014	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	**Net Change in Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2015
Asset Table
Investments, at fair value
Common Stock*	$2,427,407	$303,091	$—	$—	$—	$426,282	$—	$—	$3,156,780
Preferred Stock*	7,355,179	812,668	—	—		3,183,182	—	—	11,351,029
Total Investments, at value	$9,782,586	$1,115,759	$—	$—	$—	$3,609,464	$—	$—	$14,507,809

*
A security valued at $845,324 was reclassified from Preferred Stock to Common Stock as of June 30, 2015.

**
As of June 30, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3,609,464.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Equity Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	28.5%
Consumer Discretionary	24.3%
Health Care	24.0%
Industrials	11.0%
Financials	6.1%
Consumer Staples	2.7%
Materials	1.6%
Energy	1.4%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 24.3%
177,900 @	Amazon.com, Inc.	$77,224,611	4.7
27,600 @	Autozone, Inc.	18,406,440	1.1
196,800 @	Carmax, Inc.	13,030,128	0.8
499,500	Hanesbrands, Inc.	16,643,340	1.0
287,000	Lowe’s Cos, Inc.	19,220,390	1.2
756,160 @	MGM Resorts International	13,799,920	0.8
44,359 @	Priceline.com, Inc.	51,073,622	3.1
350,800	Starbucks Corp.	18,808,142	1.1
84,100 @,L	Tesla Motors, Inc.	22,560,666	1.4
190,500	Tractor Supply Co.	17,133,570	1.0
649,200 @	Vipshop Holdings Ltd. ADR	14,444,700	0.9
225,200	Walt Disney Co.	25,704,328	1.6
1,224,455	Other Securities(a)	92,462,224	5.6
		400,512,081	24.3
	Consumer Staples: 2.7%
163,700	CVS Health	17,168,856	1.0
175,000	Walgreens Boots Alliance, Inc.	14,777,000	0.9
120,700	Other Securities	12,633,022	0.8
		44,578,878	2.7
	Energy: 1.4%
316,981	Other Securities	22,752,779	1.4
	Financials: 6.0%
276,100	American Tower Corp.	25,757,369	1.6
176,812	Crown Castle International Corp.	14,198,003	0.8
532,800	Morgan Stanley	20,667,312	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
466,962	Other Securities	$38,979,790	2.4
		99,602,474	6.0
	Health Care: 24.0%
175,800 @	Alexion Pharmaceuticals, Inc.	31,779,366	1.9
134,831 @	Allergan plc	40,915,815	2.5
104,200	Anthem, Inc.	17,103,388	1.0
77,800 @	Biogen, Inc.	31,426,532	1.9
225,216 @	Celgene Corp.	26,065,374	1.6
76,400	Cigna Corp.	12,376,800	0.7
327,600	Gilead Sciences, Inc.	38,355,408	2.3
77,700	Humana, Inc.	14,862,456	0.9
129,100 @	Incyte Corp., Ltd.	13,453,511	0.8
42,700 @	Intuitive Surgical, Inc.	20,688,150	1.3
158,700	McKesson Corp.	35,677,347	2.2
27,600 @	Regeneron Pharmaceuticals, Inc.	14,079,588	0.8
148,600	UnitedHealth Group, Inc.	18,129,200	1.1
191,000 @	Valeant Pharmaceuticals International, Inc. - USD	42,430,650	2.6
415,731	Other Securities	39,196,135	2.4
		396,539,720	24.0
	Industrials: 11.0%
528,000	American Airlines Group, Inc.	21,085,680	1.3
188,900	Boeing Co.	26,204,208	1.6
501,900	Danaher Corp.	42,957,621	2.6
80,600	FedEx Corp.	13,734,240	0.8
74,200	Precision Castparts Corp.	14,830,354	0.9
105,000	Roper Technologies, Inc.	18,108,300	1.1
146,900	Wabtec Corp.	13,843,856	0.8
422,140	Other Securities	31,219,677	1.9
		181,983,936	11.0
	Information Technology: 28.1%
302,592 @	Alibaba Group Holding Ltd. ADR	24,894,244	1.5
368,700	Apple, Inc.	46,244,198	2.8
109,300 @	Baidu.com ADR	21,759,444	1.3
476,000 @	Facebook, Inc.	40,824,140	2.5
77,650 @	Google, Inc. - Class A	41,934,106	2.6
82,171	Google, Inc. - Class C	42,770,827	2.6
71,700 @	LinkedIn Corp.	14,815,371	0.9
409,300	Mastercard, Inc.	38,261,364	2.3
788,600	Microsoft Corp.	34,816,690	2.1
338,564 @	Salesforce.com, Inc.	23,574,211	1.4
739,100	Tencent Holdings Ltd.	14,779,438	0.9

See Accompanying Notes to Financial Statements

VY® T. Rowe Price	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Equity Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
719,400	Visa, Inc.	$48,307,710	2.9
1,100,944	Other Securities	69,807,663	4.3
		462,789,406	28.1
	Materials: 1.6%
49,700	Sherwin-Williams Co.	13,668,494	0.8
97,600	Other Securities	12,623,010	0.8
		26,291,504	1.6
	Total Common Stock (Cost $1,125,545,440)	1,635,050,778	99.1
PREFERRED STOCK: 0.5%
	Financials: 0.1%
45,554	Other Securities	1,498,251	0.1
	Information Technology: 0.4%
75,797	Other Securities	7,869,931	0.4
	Total Preferred Stock (Cost $5,892,879)	9,368,182	0.5
	Total Long-Term Investments (Cost $1,131,438,319)	1,644,418,960	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.2%
4,533,570	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $4,533,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $4,624,242, due 07/15/15-05/20/65)	4,533,570	0.3
4,533,570	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $4,533,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $4,624,219, due 11/15/15-03/01/48)	4,533,570	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,533,570	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $4,533,587, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,624,243, due 07/31/15-05/20/65)	$4,533,570	0.3
3,338,735	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $3,338,744, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $3,405,510, due 03/01/19-02/20/65)	3,338,735	0.2
2,149,199	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,149,211, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,193,006, due 01/15/17-01/15/29)	2,149,199	0.1
		19,088,644	1.2
Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 1.0%
17,079,552	T. Rowe Price Reserve Investment Fund, 0.070%†† (Cost $17,079,552)	17,079,552	1.0
	Total Short-Term Investments (Cost $36,168,196)	36,168,196	2.2
	Total Investments in Securities (Cost $1,167,606,515)	$1,680,587,156	101.8
	Liabilities in Excess of Other Assets	(30,285,641)	(1.8)
	Net Assets	$1,650,301,515	100.0

See Accompanying Notes to Financial Statements

VY® T. Rowe Price	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Equity Portfolio	as of June 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,169,548,911.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$529,755,767
Gross Unrealized Depreciation	(18,717,522)
Net Unrealized Appreciation	$511,038,245

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$397,170,152	$—	$3,341,929	$400,512,081
Consumer Staples	44,578,878	—	—	44,578,878
Energy	22,752,779	—	—	22,752,779
Financials	99,435,987	—	166,487	99,602,474
Health Care	396,539,720	—	—	396,539,720
Industrials	181,983,936	—	—	181,983,936
Information Technology	445,256,473	14,779,438	2,753,495	462,789,406
Materials	26,291,504	—	—	26,291,504
Total Common Stock	1,614,009,429	14,779,438	6,261,911	1,635,050,778
Preferred Stock	—	—	9,368,182	9,368,182
Short-Term Investments	17,079,552	19,088,644	—	36,168,196
Total Investments, at fair value	$1,631,088,981	$33,868,082	$15,630,093	$1,680,587,156

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® Templeton Foreign Equity	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Geographic Diversification as of June 30, 2015 (as a percentage of net assets)

United Kingdom	20.5%
France	12.4%
Germany	11.5%
Japan	7.9%
Switzerland	6.9%
China	6.1%
Netherlands	5.8%
South Korea	5.1%
Hong Kong	3.4%
Italy	3.3%
Countries between 0.4%-3.0%^	15.1%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.4%-3.0% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Brazil: 0.4%
345,617	Other Securities(a)	$3,127,834	0.4
	China: 6.1%
2,585,000	China Life Insurance Co., Ltd.	11,219,521	1.3
774,500	China Mobile Ltd.	9,908,888	1.2
21,246,000	China Telecom Corp., Ltd.	12,443,785	1.5
11,231,600	Other Securities(a)	18,309,751	2.1
		51,881,945	6.1
	France: 12.4%
546,136	AXA S.A.	13,845,584	1.6
273,888	BNP Paribas	16,620,306	2.0
191,520	Cie de Saint-Gobain	8,645,496	1.0
120,314	Cie Generale des Etablissements Michelin	12,659,930	1.5
638,860	Credit Agricole SA	9,538,171	1.1
206,201	Sanofi	20,399,495	2.4
242,964	Total S.A.	11,917,642	1.4
386,292	Other Securities	11,480,087	1.4
		105,106,711	12.4
	Germany: 11.5%
114,661	Bayer AG	16,057,173	1.9
129,840	Deutsche Boerse AG	10,754,364	1.3
156,915	HeidelbergCement AG	12,436,616	1.5
147,358	Merck KGaA	14,690,185	1.7
95,240	Siemens AG	9,635,585	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
1,323,812	Other Securities	$33,676,354	4.0
		97,250,277	11.5
	Hong Kong: 3.4%
1,268,500	AIA Group Ltd.	8,294,288	1.0
228,400 @	CK Hutchison Holdings Ltd. ADR	5,296,596	0.6
485,640	CK Hutchison Holdings Ltd.	7,139,870	0.9
7,356,640	Other Securities	7,899,473	0.9
		28,630,227	3.4
	India: 1.2%
496,486	Housing Development Finance Corp.	10,099,002	1.2
	Israel: 1.8%
253,929 @	Teva Pharmaceutical Industries Ltd. ADR	15,007,204	1.8
	Italy: 3.3%
680,187	ENI S.p.A.	12,081,247	1.4
1,493,810	UniCredit SpA	10,039,734	1.2
1,637,488	Other Securities	5,946,525	0.7
		28,067,506	3.3
	Japan: 7.9%
822,200	Itochu Corp.	10,858,973	1.3
1,282,100	Nissan Motor Co., Ltd.	13,394,040	1.6
148,400	Softbank Corp.	8,741,204	1.0
240,400	Suntory Beverage & Food Ltd.	9,570,559	1.1
181,600	Toyota Motor Corp.	12,152,179	1.4
1,502,100	Other Securities(a)	12,401,712	1.5
		67,118,667	7.9
	Netherlands: 5.8%
192,108	Akzo Nobel NV	14,025,654	1.7
360,976	Royal Dutch Shell PLC - Class B	10,277,111	1.2
1,321,130	TNT Express NV	11,220,056	1.3
741,400	Other Securities(a)	13,688,191	1.6
		49,211,012	5.8
	Norway: 2.5%
627,793	Telenor ASA	13,764,272	1.6
591,594	Other Securities	7,132,047	0.9
		20,896,319	2.5
	Portugal: 0.8%
564,750	Other Securities	6,647,844	0.8
	Russia: 0.8%
392,715	Other Securities	6,656,519	0.8
	Singapore: 3.0%
886,582	DBS Group Holdings Ltd.	13,603,407	1.6

See Accompanying Notes to Financial Statements

VY® Templeton Foreign Equity	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
3,902,000	Singapore Telecommunications Ltd.	$12,177,048	1.4
		25,780,455	3.0
	South Korea: 5.1%
247,680 @	KB Financial Group, Inc. ADR	8,141,242	1.0
32,501 @	Samsung Electronics Co., Ltd. GDR	18,541,820	2.2
279,113	Other Securities(a)	16,856,998	1.9
		43,540,060	5.1
	Spain: 2.1%
1,007,321	Telefonica S.A.	14,349,713	1.7
178,256	Other Securities	3,141,882	0.4
		17,491,595	2.1
	Sweden: 1.3%
647,330	Other Securities(a)	10,602,870	1.3
	Switzerland: 6.9%
553,081	Credit Suisse Group AG	15,258,118	1.8
122,547	Novartis AG	12,053,779	1.4
64,826	Roche Holding AG	18,176,660	2.2
142,055	Swiss Re Ltd.	12,575,100	1.5
		58,063,657	6.9
	Taiwan: 0.5%
948,251	Other Securities	4,313,233	0.5
	Thailand: 0.7%
1,168,800	Other Securities	6,164,815	0.7
	United Kingdom: 20.5%
1,446,095	Aviva PLC	11,200,490	1.3
1,403,493	BAE Systems PLC	9,944,283	1.2
2,345,820	Barclays PLC	9,614,633	1.1
1,593,584	BP PLC	10,576,040	1.2
609,930	Sky PLC	9,934,258	1.2
482,904	CRH PLC - London	13,548,616	1.6
821,996	GlaxoSmithKline PLC	17,090,789	2.0
1,466,000	HSBC Holdings PLC	13,160,636	1.6
2,809,874	Kingfisher PLC	15,326,343	1.8
7,476,467	Lloyds Banking Group Plc	10,034,846	1.2
1,730,630	Marks & Spencer Group PLC	14,599,389	1.7
2,612,090	Tesco PLC	8,702,860	1.0
2,762,541	Vodafone Group PLC	10,077,398	1.2
1,609,214	Other Securities	19,980,716	2.4
		173,791,297	20.5
	Total Common Stock (Cost $667,203,706)	829,449,049	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	U.S. Government Agency Obligations: 1.5%
12,500,000 Z	FFCB DISCOUNT N DN 7/1/15, 07/01/15
	(Cost $12,500,000)	$12,500,000	1.5
	Securities Lending Collateralcc: 1.0%
454,330	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $454,332, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $463,417, due 02/28/17-05/15/44)	454,330	0.0
2,158,340	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,158,349, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,201,507, due 07/15/15-05/20/65)	2,158,340	0.2
2,158,340	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,158,348, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $2,201,507, due 11/15/16-07/01/45)	2,158,340	0.3
2,158,340	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,158,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,201,496, due 11/15/15-03/01/48)	2,158,340	0.3

See Accompanying Notes to Financial Statements

VY® Templeton Foreign Equity	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,158,340	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,158,346, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $2,201,515, due 07/15/15-01/15/37)	$2,158,340	0.2
		9,087,690	1.0
	Total Short-Term Investments
	(Cost $21,587,690)	21,587,690	2.5
	Total Investments in Securities (Cost $688,791,396)	$851,036,739	100.5
	Liabilities in Excess of Other Assets	(3,945,533)	(0.5)
	Net Assets	$847,091,206	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $691,155,863.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$222,118,084
Gross Unrealized Depreciation	(62,237,208)
Net Unrealized Appreciation	$159,880,876

Sector Diversification	Percentage of Net Assets
Financials	27.3%
Health Care	14.9
Energy	10.4
Consumer Discretionary	10.3
Telecommunication Services	10.2
Industrials	9.1
Materials	7.0
Information Technology	5.2
Consumer Staples	2.8
Utilities	0.8
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,127,834	$—	$—	$3,127,834
China	—	51,881,945	—	51,881,945
France	—	105,106,711	—	105,106,711
Germany	2,144,612	95,105,665	—	97,250,277
Hong Kong	4,028,440	24,601,787	—	28,630,227
See Accompanying Notes to Financial Statements

VY® Templeton Foreign Equity	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
India	—	10,099,002	—	10,099,002
Israel	15,007,204	—	—	15,007,204
Italy	—	28,067,506	—	28,067,506
Japan	—	67,118,667	—	67,118,667
Netherlands	—	49,211,012	—	49,211,012
Norway	—	20,896,319	—	20,896,319
Portugal	—	6,647,844	—	6,647,844
Russia	6,656,519	—	—	6,656,519
Singapore	—	25,780,455	—	25,780,455
South Korea	29,565,430	13,974,630	—	43,540,060
Spain	—	17,491,595	—	17,491,595
Sweden	—	10,602,870	—	10,602,870
Switzerland	—	58,063,657	—	58,063,657
Taiwan	—	4,313,233	—	4,313,233
Thailand	—	6,164,815	—	6,164,815
United Kingdom	—	173,791,297	—	173,791,297
Total Common Stock	60,530,039	768,919,010	—	829,449,049
Short-Term Investments	—	21,587,690	—	21,587,690
Total Investments, at fair value	$60,530,039	$790,506,700	$—	$851,036,739

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $5,744,077 and $19,508,645 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Partners, Inc. (the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of Voya Aggregate Bond Portfolio, Voya Global Bond Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, VY® JPMorgan Mid Cap Value Portfolio, VY® Oppenheimer Global Portfolio, VY® Pioneer High Yield Portfolio, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, VY® T. Rowe Price Growth Equity Portfolio, and VY® Templeton Foreign Equity Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Directed Services LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-VPI (0615-082515)

Semi-Annual Report
June 30, 2015
Classes ADV and S
Voya Partners, Inc.
■
VY® Fidelity® VIP Contrafund® Portfolio*

■
VY® Fidelity® VIP Equity-Income Portfolio*

■
VY® Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*
Fidelity and Contrafund are registered trademarks of FMR LLC. Used with permission.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
VY® Fidelity® VIP Contrafund® Portfolio
Class ADV	$1,000.00	$1,028.80	1.43%	$7.19	$1,000.00	$1,017.70	1.43%	$7.15
Class S	1,000.00	1,029.90	1.18	5.94	1,000.00	1,018.94	1.18	5.91
VY® Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,005.70	1.34%	$6.66	$1,000.00	$1,018.15	1.34%	$6.71
Class S	1,000.00	1,007.40	1.09	5.43	1,000.00	1,019.39	1.09	5.46
VY® Fidelity® VIP Mid Cap Portfolio
Class ADV	$1,000.00	$1,048.10	1.43%	$7.26	$1,000.00	$1,017.70	1.43%	$7.15
Class S	1,000.00	1,049.20	1.18	6.00	1,000.00	1,018.94	1.18	5.91

*
Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	VY® Fidelity® VIP Contrafund® Portfolio	VY® Fidelity® VIP Equity-Income Portfolio	VY® Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$278,475,147	$12,055,392	$38,088,347
Cash	463,384	21,512	113,131
Receivables:
Investment in master fund sold	—	1	4
Fund shares sold	69,453	4,739	10,336
Prepaid expenses	1,232	52	159
Reimbursement due from manager	20,643	2,060	4,040
Other assets	7,327	613	1,156
Total assets	279,037,186	12,084,369	38,217,173
LIABILITIES:
Payable for investments in master fund purchased	69,327	4,705	812
Payable for fund shares redeemed	127	35	9,528
Payable for investment management fees	23,457	1,009	3,196
Payable for distribution and shareholder service fees	60,067	2,583	8,103
Payable for directors fees	1,477	63	196
Payable to directors under the deferred compensation plan (Note 6)	7,327	613	1,156
Other accrued expenses and liabilities	85,345	11,397	31,619
Total liabilities	247,127	20,405	54,610
NET ASSETS	$278,790,059	$12,063,964	$38,162,563
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$240,721,375	$24,050,233	$29,903,137
Undistributed net investment income	6,932,804	448,547	407,905
Accumulated net realized gain (loss)	(65,955,778)	(13,091,143)	5,158,503
Net unrealized appreciation	97,091,658	656,327	2,693,018
NET ASSETS	$278,790,059	$12,063,964	$38,162,563
* Cost of investments in master fund at value	$181,383,489	$11,399,065	$35,395,329
Class ADV
Net assets	$6,830,182	$288,503	$546,845
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	444,939	23,435	31,382
Net asset value and redemption price per share	$15.35	$12.31	$17.43
Class S
Net assets	$271,959,877	$11,775,461	$37,615,718
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	17,552,859	955,322	2,123,421
Net asset value and redemption price per share	$15.49	$12.33	$17.71

(1)
The master funds for the VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds’ financial statements.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	VY® Fidelity® VIP Contrafund® Portfolio	VY® Fidelity® VIP Equity-Income Portfolio	VY® Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$24,364	$9,470	$—
Total investment income	24,364	9,470	—
EXPENSES:
Investment management fees(2)	48,038	2,073	6,467
Distribution and shareholder service fees:
Class ADV	16,909	691	1,294
Class S	357,790	15,128	48,025
Class S2(3)	—	—	11
Transfer agent fees	2,027	12	400
Administrative service fees(2)	98,459	4,116	13,004
Shareholder reporting expense	9,050	905	5,204
Registration fees	362	—	181
Professional fees	36,653	5,430	8,147
Custody and accounting expense	11,946	543	905
Directors fees	4,431	187	589
Miscellaneous expense	5,407	3,486	2,297
Total expenses	591,072	32,571	86,524
Net waived and reimbursed fees	(142,250)	(13,473)	(27,331)
Net expenses	448,822	19,098	59,193
Net investment loss	(424,458)	(9,628)	(59,193)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from master fund	24,615,698	1,080,120	4,706,574
Sale of investments in master fund	22,234,007	186,279	1,582,433
Net realized gain	46,849,705	1,266,399	6,289,007
Net change in unrealized appreciation (depreciation) on:
Master fund	(37,439,940)	(1,168,434)	(4,310,537)
Net change in unrealized appreciation (depreciation)	(37,439,940)	(1,168,434)	(4,310,537)
Net realized and unrealized gain	9,409,765	97,965	1,978,470
Increase in net assets resulting from operations	$8,985,307	$88,337	$1,919,277

(1)
The master funds for the VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds’ financial statements.

(2)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(3)
Class S2 liquidated on May 28, 2015.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Fidelity® VIP Contrafund® Portfolio		VY® Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$(424,458)	$1,229,502	$(9,628)	$307,550
Net realized gain	46,849,705	31,864,676	1,266,399	1,100,032
Net change in unrealized appreciation (depreciation)	(37,439,940)	826,231	(1,168,434)	(259,623)
Increase in net assets resulting from operations	8,985,307	33,920,409	88,337	1,147,959
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(24,081)	—	(10,601)
Class S	—	(1,674,200)	—	(589,465)
Total distributions	—	(1,698,281)	—	(600,066)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,397,162	9,267,936	382,410	901,113
Reinvestment of distributions	—	1,698,281	—	600,066
	3,397,162	10,966,217	382,410	1,501,179
Cost of shares redeemed	(40,741,746)	(79,991,121)	(1,408,883)	(3,600,173)
Net decrease in net assets resulting from capital share transactions	(37,344,584)	(69,024,904)	(1,026,473)	(2,098,994)
Net decrease in net assets	(28,359,277)	(36,802,776)	(938,136)	(1,551,101)
NET ASSETS:
Beginning of year or period	307,149,336	343,952,112	13,002,100	14,553,201
End of year or period	$278,790,059	$307,149,336	$12,063,964	$13,002,100
Undistributed net investment income at end of year or period	$6,932,804	$7,357,262	$448,547	$458,175

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment (loss)	$(59,193)	$(123,227)
Net realized gain	6,289,007	6,112,711
Net change in unrealized appreciation (depreciation)	(4,310,537)	(3,665,690)
Increase in net assets resulting from operations	1,919,277	2,323,794
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(48,801)
Class S	—	(2,047,718)
Class S2	—	(273)
Net realized gains:
Class ADV	—	(74,539)
Class S	—	(2,906,187)
Class S2	—	(393)
Total distributions	—	(5,077,911)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,156,983	2,088,992
Reinvestment of distributions	—	5,077,245
	1,156,983	7,166,237
Cost of shares redeemed	(5,124,915)	(10,462,728)
Net decrease in net assets resulting from capital share transactions	(3,967,932)	(3,296,491)
Net decrease in net assets	(2,048,655)	(6,050,608)
NET ASSETS:
Beginning of year or period	40,211,218	46,261,826
End of year or period	$38,162,563	$40,211,218
Undistributed net investment income at end of year or period	$407,905	$467,098

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets			Supplemental Data		Ratios and Supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund(2)
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
VY® Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-15	14.92	(0.04)•	0.47	0.43	—	—	—	—	15.35	2.88	0.65	0.55	(0.53)	6,830	9	1.53	1.43	1.42	75
12-31-14	13.49	0.03	1.45	1.48	0.05	—	—	0.05	14.92	11.02	0.65	0.55	0.21	6,674	5	1.53	1.43	1.43	74
12-31-13	10.42	0.04	3.11	3.15	0.08	—	—	0.08	13.49	30.31	0.65	0.55	0.29	6,336	4	1.54	1.43	1.42	86
12-31-12	9.05	0.07	1.33	1.40	0.03	—	—	0.03	10.42	15.46	0.61	0.55	0.77	5,451	5	1.50	1.44	1.43	87
12-31-11	9.42	0.01	(0.33)	(0.32)	0.05	—	—	0.05	9.05	(3.31)	0.55	0.55	0.24	4,023	8	1.45	1.44	1.43	135
12-31-10	8.16	0.03•	1.29	1.32	0.06	—	—	0.06	9.42	16.29	0.55	0.55	0.40	4,024	5	1.45	1.45	1.43	117
Class S
06-30-15	15.04	(0.02)•	0.47	0.45	—	—	—	—	15.49	2.99	0.40	0.30	(0.28)	271,960	9	1.28	1.18	1.17	75
12-31-14	13.58	0.06•	1.48	1.54	0.08	—	—	0.08	15.04	11.36	0.40	0.30	0.39	300,476	5	1.28	1.18	1.18	74
12-31-13	10.49	0.06•	3.13	3.19	0.10	—	—	0.10	13.58	30.46	0.40	0.30	0.49	337,616	4	1.29	1.18	1.17	86
12-31-12	9.10	0.08•	1.36	1.44	0.05	—	—	0.05	10.49	15.82	0.36	0.30	0.77	309,112	5	1.25	1.19	1.18	87
12-31-11	9.47	0.05	(0.35)	(0.30)	0.07	—	—	0.07	9.10	(3.10)	0.30	0.30	0.45	311,215	8	1.20	1.19	1.18	135
12-31-10	8.20	0.06•	1.29	1.35	0.08	—	—	0.08	9.47	16.63	0.30	0.30	0.73	355,013	5	1.20	1.20	1.18	117
VY® Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-15	12.24	(0.02)•	0.09	0.07	—	—	—	—	12.31	0.57	0.77	0.55	(0.40)	289	12	1.56	1.34	1.33	53
12-31-14	11.81	0.27•	0.66	0.93	0.50	—	—	0.50	12.24	8.00	0.74	0.55	2.20	273	10	1.53	1.34	1.34	40
12-31-13	9.62	0.20•	2.38	2.58	0.39	—	—	0.39	11.81	27.03	0.68	0.55	1.81	247	17	1.48	1.34	1.34	32
12-31-12	8.36	0.10•	1.27	1.37	0.11	—	—	0.11	9.62	16.47	0.69	0.55	1.08	203	17	1.49	1.35	1.34	48
12-31-11	8.47	0.16	(0.16)	0.00*	0.11	—	—	0.11	8.36	0.14	0.55	0.55	1.83	454	20	1.36	1.36	1.35	96
12-31-10	7.55	0.08	0.97	1.05	0.13	—	—	0.13	8.47	14.21	0.55	0.55	0.90	473	8	1.36	1.35	1.35	29
Class S
06-30-15	12.24	(0.01)•	0.10	0.09	—	—	—	—	12.33	0.74	0.52	0.30	(0.15)	11,775	12	1.31	1.09	1.08	53
12-31-14	11.80	0.26•	0.70	0.96	0.52	—	—	0.52	12.24	8.23	0.49	0.30	2.16	12,729	10	1.28	1.09	1.09	40
12-31-13	9.63	0.17•	2.45	2.62	0.45	—	—	0.45	11.80	27.46	0.43	0.30	1.59	14,306	17	1.23	1.09	1.09	32
12-31-12	8.43	0.22•	1.18	1.40	0.20	—	—	0.20	9.63	16.68	0.44	0.30	2.44	16,883	17	1.24	1.10	1.09	48
12-31-11	8.54	0.14•	(0.13)	0.01	0.12	—	—	0.12	8.43	0.33	0.30	0.30	1.66	17,687	20	1.11	1.11	1.10	96
12-31-10	7.59	0.08•	1.01	1.09	0.14	—	—	0.14	8.54	14.68	0.30	0.30	1.02	23,979	8	1.11	1.10	1.10	29
See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions						Ratios to average net assets			Supplemental Data		Ratios and Supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund(2)
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
VY® Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-15	16.63	(0.05)•	0.85	0.80	—	—	—	—	17.43	4.81	0.69	0.55	(0.55)	547	15	1.57	1.43	1.43	22
12-31-14	17.89	(0.09)•	0.98	0.89	0.85	1.30	—	2.15	16.63	5.44	0.69	0.55	(0.54)	514	7	1.57	1.43	1.43	142
12-31-13	13.24	(0.05)•	4.70	4.65	—	—	—	—	17.89	35.12	0.67	0.55	(0.33)	1,118	20	1.56	1.44	1.43	132
12-31-12	11.62	(0.04)	1.66	1.62	—	—	—	—	13.24	13.94	0.65	0.55	(0.23)	1,609	11	1.55	1.45	1.43	187
12-31-11	13.10	(0.07)•	(1.41)	(1.48)	—	—	—	—	11.62	(11.30)	0.55	0.55	(0.54)	1,783	6	1.46	1.46	1.45	84
12-31-10	10.28	(0.04)	2.90	2.86	0.04	—	—	0.04	13.10	27.88	0.55	0.55	(0.41)	3,453	13	1.46	1.46	1.45	25
Class S
06-30-15	16.88	(0.03)•	0.86	0.83	—	—	—	—	17.71	4.92	0.44	0.30	(0.30)	37,616	15	1.32	1.18	1.18	22
12-31-14	18.15	(0.05)•	1.00	0.95	0.92	1.30	—	2.22	16.88	5.69	0.44	0.30	(0.28)	39,692	7	1.32	1.18	1.18	142
12-31-13	13.41	(0.01)	4.76	4.75	0.01	—	—	0.01	18.15	35.41	0.42	0.30	(0.04)	45,139	20	1.31	1.19	1.18	132
12-31-12	11.74	0.00*	1.67	1.67	—	—	—	—	13.41	14.22	0.40	0.30	0.03	38,972	11	1.30	1.20	1.18	187
12-31-11	13.23	(0.04)	(1.43)	(1.47)	0.02	—	—	0.02	11.74	(11.11)	0.30	0.30	(0.28)	49,159	6	1.21	1.21	1.20	84
12-31-10	10.38	(0.02)	2.93	2.91	0.06	—	—	0.06	13.23	28.16	0.30	0.30	(0.18)	72,007	13	1.21	1.21	1.20	25

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)
Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)
Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as investment options in underlying variable annuity contracts and variable life insurance policies offered by Directed Services LLC. The Company currently consists of forty-four active separate investment series. The three series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: VY® Fidelity® VIP Contrafund® Portfolio* (“VY® Fidelity® VIP Contrafund®”); VY® Fidelity® VIP Equity-Income Portfolio (“VY® Fidelity® VIP Equity-Income”) and VY® Fidelity® VIP Mid Cap Portfolio (“VY® Fidelity® VIP Mid Cap”), each a diversified series of the Company.
Each Portfolio in this report operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
As of June 30, 2015, VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income, and VY® Fidelity® VIP Mid Cap each held 1.41%, 0.20% and 0.42% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund has indirect exposure to those securities.
Each Portfolio offers the following classes of shares: Adviser Class (“Class ADV”) and Service Class (“Class S”). Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts. Each class has equal rights as to voting privileges The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

*
Fidelity and Contrafund are registered trademarks of FMR LLC. Used with permission.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions,

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the master funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the master funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN MASTER FUNDS
For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of the Master Funds were as follows:
	Purchases	Sales
VY® Fidelity® VIP Contrafund®	$27,773,935	$65,616,615
VY® Fidelity® VIP Equity-Income	1,429,593	2,469,058
VY® Fidelity® VIP Mid Cap	5,799,438	9,836,971

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND MASTER FUNDS EXPENSES
Fidelity Management & Research Company (“FMR”) serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee(1).
Each Master Fund, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Equity-Income Portfolio and Fidelity® VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.55%, 0.45% and 0.55%, of each respective Master Fund’s current average daily net assets. Prior to May 1, 2015 and pursuant to its Management Agreement with the Company, if the respective Portfolio did not invest substantially all of its assets in another investment company, DSL may have charged an annual management fee at annual rates equal to 0.58%, 0.48% and 0.58% of average daily net assets for VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap, respectively. If a Portfolio invested substantially all of its assets in another investment company, DSL did not charge a management fee. No management fees were paid to the Investment Adviser through April 30, 2015, as each Portfolio invested substantially all of its assets in another investment company.
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
Pursuant to its Amended and Restated Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual management fee at annual rates equal to 0.68%, 0.58% and 0.68% of average daily net assets for VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL may charge an annual management fee at annual rates equal to 0.10% of average daily net assets for each Portfolio. Each Portfolio anticipates investing substantially all of its assets in another investment company. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
For the six months ended June 30, 2015, each Portfolio invested substantially all of its assets in its respective Master Fund.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Portfolios have a Shareholder Servicing Plan (“Service Plan”) for the Class ADV and Class S shares of each respective Portfolio. Under the Service Plan, a Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of a Portfolio’s average daily net assets attributable to its Class ADV and Class S shares.
The Portfolios have a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) for the Class ADV shares of each respective Portfolio. The Distribution Plan provides for a distribution fee, payable to the Distributor at an annual rate not to exceed 0.25% of a Portfolio’s average daily net assets attributable to its Class ADV shares.
Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class ADV and Class S shares of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

(1)
Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2015, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	VY® Fidelity® VIP Contrafund®	99.34%
	VY® Fidelity® VIP Equity-Income	96.63
	VY® Fidelity® VIP Mid Cap	98.86
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2015, the following Portfolio had the below payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expense	Amount
VY® Fidelity® VIP Contrafund®	Audit	$24,665
	Shareholder Reporting	30,512
Portfolio	Accrued Expense	Amount
VY® Fidelity® VIP Equity-Income	Audit	3,264
	Legal	1,463
	Miscellaneous	2,923
	Shareholder Reporting	1,325
VY® Fidelity® VIP Mid Cap	Audit	7,873
	Legal	3,123
	Shareholder Reporting	17,947
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses for each Portfolio, excluding interest, taxes, investment-related costs, leverage expenses, Master Fund Fees and Expenses, and extraordinary expenses to 0.55% and 0.30% for Class ADV and Class S, respectively.
The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the amounts of waived and reimbursed fees subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2016	2017	2018	Total
VY® Fidelity® VIP Contrafund®	$277,765	$372,579	$273,757	$924,101
VY® Fidelity® VIP Equity-Income	38,284	18,206	25,620	82,110
VY® Fidelity® VIP Mid Cap	68,189	50,477	56,165	174,831
The expense limitation agreement is contractual through May 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
VY® Fidelity® VIP Contrafund®
Class ADV
6/30/2015	17,852	—	—	(20,260)	(2,408)	273,645	—	—	(309,120)	(35,475)
12/31/2014	124,454	—	1,713	(148,588)	(22,421)	1,726,506	—	24,081	(2,074,739)	(324,152)
Class S
6/30/2015	202,254	—	—	(2,629,501)	(2,427,247)	3,123,517	—	—	(40,432,626)	(37,309,109)
12/31/2014	534,851	—	118,234	(5,525,929)	(4,872,844)	7,541,430	—	1,674,200	(77,916,382)	(68,700,752)
VY® Fidelity® VIP Equity-Income
Class ADV
6/30/2015	2,586	—	—	(1,465)	1,121	32,491	—	—	(18,379)	14,112
12/31/2014	873	—	886	(334)	1,425	10,526	—	10,601	(4,108)	17,019
Class S
6/30/2015	28,352	—	—	(112,825)	(84,473)	349,919	—	—	(1,390,504)	(1,040,585)
12/31/2014	73,964	—	49,327	(295,821)	(172,530)	890,587	—	589,465	(3,596,065)	(2,116,013)
VY® Fidelity® VIP Mid Cap
Class ADV
6/30/2015	3,546	—	—	(3,096)	450	62,151	—	—	(52,763)	9,388
12/31/2014	8,353	—	7,675	(47,582)	(31,554)	147,725	—	123,340	(786,244)	(515,179)
Class S
6/30/2015	61,954	—	—	(289,431)	(227,477)	1,094,832	—	—	(5,066,854)	(3,972,022)
12/31/2014	109,232	—	303,920	(549,039)	(135,887)	1,941,267	—	4,953,905	(9,676,484)	(2,781,312)
Class S2(1)
6/30/2015	—	—	—	(302)	(302)	—	—	—	(5,298)	(5,298)
12/31/2014	—	—	—	—	—	—	—	—	—	—

(1)
Class S2 liquidated on May 28, 2015.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:
	Ordinary Income	Long-term Capital Gains
VY® Fidelity® VIP Contrafund®	$1,698,281	$—
VY® Fidelity® VIP Equity-Income	600,066	—
VY® Fidelity® VIP Mid Cap	2,096,792	2,981,119
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited Carryforward period for newly generated
16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
VY® Fidelity® VIP Contrafund®	$7,364,046	$—	$83,425,048	$(4,241,853)	Short-term	2017
				(57,457,080)	Short-term	2018
				$(61,698,933)*
VY® Fidelity® VIP Equity-Income	458,792	—	146,024	(4,401,655)	Short-term	2017
				(5,708,489)	Short-term	2018
				(2,568,661)	Long-term	None
				$(12,678,805)
VY® Fidelity® VIP Mid Cap	564,612	2,070,084	3,706,542	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 11 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by their respective Master Fund.
The value of your investment in VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap changes with the values of the corresponding Master Fund and its investments.
Foreign Securities (All Portfolios). Investing in foreign (non-U.S.) securities may result in the Master Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
NOTE 12 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser, if applicable, provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each
Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreement with the Investment Adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2015, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
VY® Fidelity® VIP Contrafund®
Class ADV	$0.3908	$—	$—	August 5, 2015	August 3, 2015
Class S	$0.4167	$—	$—	August 5, 2015	August 3, 2015
VY® Fidelity® VIP Equity-Income
Class ADV	$0.4545	$—	$—	August 5, 2015	August 3, 2015
Class S	$0.4730	$—	$—	August 5, 2015	August 3, 2015
VY® Fidelity® VIP Mid Cap
Class ADV	$0.1331	$0.0460	$0.9779	August 5, 2015	August 3, 2015
Class S	$0.2229	$0.0460	$0.9779	August 5, 2015	August 3, 2015
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
18

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Contrafund® Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
8,015,980	Fidelity VIP Contrafund Portfolio	$278,475,147	99.9
	Total Investments in Master Fund (Cost $181,383,489)	$278,475,147	99.9
	Assets in Excess of Other Liabilities	314,912	0.1
	Net Assets	$278,790,059	100.0

Cost for federal income tax purposes is $224,362,124.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,113,023
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$54,113,023

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Master Fund	$278,475,147	$—	$—	$278,475,147
Total Investments, at fair value	$278,475,147	$—	$—	$278,475,147

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Equity-Income Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
549,221	Fidelity VIP Equity-Income Portfolio	$12,055,392	99.9
	Total Investments in Master Fund (Cost $11,399,065)	$12,055,392	99.9
	Assets in Excess of Other Liabilities	8,572	0.1
	Net Assets	$12,063,964	100.0

Cost for federal income tax purposes is $12,847,617.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(792,225)
Net Unrealized Depreciation	$(792,225)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Master Fund	$12,055,392	$—	$—	$12,055,392
Total Investments, at fair value	$12,055,392	$—	$—	$12,055,392

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Mid Cap Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.8%
1,115,979	Fidelity VIP Mid Cap Portfolio	$38,088,347	99.8
	Total Investments in Master Fund (Cost $35,395,329)	$38,088,347	99.8
	Assets in Excess of Other Liabilities	74,216	0.2
	Net Assets	$38,162,563	100.0

Cost for federal income tax purposes is $37,420,329.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$668,018
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$668,018

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Master Fund	$38,088,347	$—	$—	$38,088,347
Total Investments, at fair value	$38,088,347	$—	$—	$38,088,347

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
21

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Partners, Inc. (the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of VY® Fidelity® VIP Contrafund® Portfolio, VY® Fidelity® VIP Equity-Income Portfolio, and VY® Fidelity® VIP Mid Cap Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Directed Services LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

22

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report June 30, 2015

An example of shareholder expenses.

A summary of major shifts in the fund’s investments over the past six months.

A complete list of the fund’s investments with their market values.

Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisorfidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Annualized	Beginning Account Value	Ending Account Value	During Period* January 1, 2015
	Expense RatioB	January 1, 2015	June 30, 2015	to June 30, 2015
Initial Class	.63%
Actual		$1,000.00	$1,033.00	$3.18
HypotheticalA		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,032.50	$3.68
HypotheticalA		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,031.80	$4.43
HypotheticalA		$1,000.00	$1,020.43	$4.41
Investor Class	.71%
Actual		$1,000.00	$1,032.90	$3.58
HypotheticalA		$1,000.00	$1,021.27	$3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015

	% of fund’s net assets	% of fund’s net assets 6 months ago
Apple, Inc.	4.2	3.7
Citigroup, Inc.	2.0	1.9
Danaher Corp.	1.9	1.2
JPMorgan Chase & Co.	1.9	1.6
Google, Inc. Class C	1.8	2.1
Capital One Financial Corp.	1.8	1.7
AMETEK, Inc.	1.7	1.1
Bank of America Corp.	1.6	2.0
Roper Industries, Inc.	1.6	1.0
Allergan PLC	1.3	1.3
	19.8
Market Sectors as of June 30, 2015

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	18.3	18.8
Financials	16.3	16.3
Health Care	15.3	14.2
Consumer Discretionary	14.6	13.2
Industrials	9.8	9.3
Consumer Staples	9.0	9.7
Energy	7.6	8.0
Materials	3.8	4.1
Utilities	2.7	3.1
Telecommunication Services	1.8	1.6

Asset Allocation (% of fund’s net assets)

As of June 30, 2015*	As of December 31, 2014* *

Semiannual Report	4

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 99.0%

	Shares	Value

CONSUMER DISCRETIONARY – 14.6%
Automobiles – 0.3%
Tesla Motors, Inc. (a)	227,000	$60,895,020
Diversified Consumer Services – 0.5%
H&R Block, Inc.	2,571,460	76,243,789
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	599,800	14,707,096
		90,950,885
Hotels, Restaurants & Leisure – 3.8%
ARAMARK Holdings Corp.	873,765	27,060,502
Extended Stay America, Inc. unit	5,988,957	112,412,723
McDonald’s Corp.	2,383,484	226,597,824
Panera Bread Co. Class A (a)	649,846	113,573,585
Starbucks Corp.	3,468,200	185,947,543
Wynn Resorts Ltd.	873,478	86,186,074
		751,778,251
Internet & Catalog Retail – 2.7%
Ctrip.com International Ltd. sponsored ADR (a)	386,234	28,048,313
Groupon, Inc. Class A (a)	59,600	299,788
Jumei International Holding Ltd. sponsored ADR (a)(e)	1,263,500	28,858,340
Liberty Interactive Corp. Qvc G Series A (a)	7,742,202	214,846,106
Priceline Group, Inc. (a)	159,048	183,123,096
Travelport Worldwide Ltd. (d)	5,515,206	75,999,539
Vipshop Holdings Ltd. ADR (a)	563,500	12,537,875
		543,713,057
Media – 3.2%
Bona Film Group Ltd. sponsored ADR (a)	466,693	5,693,655
DIRECTV (a)	667,700	61,955,883
DreamWorks Animation SKG, Inc. Class A (a)(d)	2,654,617	70,028,796
Legend Pictures LLC (a)(h)(i)	2,062	4,874,650
Liberty Media Corp. Class C (a)	2,926,764	105,070,828
Manchester United PLC (a)(d)	1,849,700	33,035,642
The Madison Square Garden Co. Class A (a)	2,572,544	214,781,699
Time Warner Cable, Inc.	40,400	7,198,068
Twenty-First Century Fox, Inc. Class A	4,252,307	138,391,331
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	11,499	3,265,716
		644,296,268
Multiline Retail – 1.6%
B&M European Value Retail S.A	15,805,466	85,156,946
Dollar General Corp.	3,016,220	234,480,943
		319,637,889
Specialty Retail – 1.1%
Michaels Companies, Inc.	2,794,350	75,195,959
TJX Companies, Inc.	2,032,107	134,464,520
		209,660,479

	Shares	Value

Textiles, Apparel & Luxury Goods –1.4%
lululemon athletica, Inc. (a)	807,962	$52,759,919
NIKE, Inc. Class B	2,008,835	216,994,357
		269,754,276

TOTAL CONSUMER DISCRETIONARY		2,890,686,125

CONSUMER STAPLES – 8.9%
Beverages – 2.0%
Anheuser-Busch InBev SA NV	222,571	26,784,300
Coca-Cola Icecek Sanayi A/S	325,515	5,416,950
Constellation Brands, Inc. Class A (sub. vtg.)	355,900	41,291,518
Diageo PLC sponsored ADR	146,042	16,946,714
Monster Beverage Corp. (a)	415,710	55,713,454
The Coca-Cola Co.	6,160,806	241,688,419
		387,841,355
Food & Staples Retailing – 2.1%
CVS Health Corp.	2,093,764	219,593,968
Kroger Co.	1,681,582	121,931,511
Sprouts Farmers Market LLC (a)	46,800	1,262,664
Sysco Corp.	960,896	34,688,346
Whole Foods Market, Inc.	834,300	32,904,792
		410,381,281
Food Products – 1.3%
Bunge Ltd.	316,512	27,789,754
Keurig Green Mountain, Inc.	1,040,833	79,759,033
Mead Johnson Nutrition Co. Class A	1,021,789	92,185,804
Nestle SA	251,417	18,139,895
The Hershey Co.	545,990	48,500,292
		266,374,778
Household Products – 1.2%
Colgate-Palmolive Co.	2,006,100	131,219,001
Procter & Gamble Co.	1,490,084	116,584,172
		247,803,173
Personal Products – 0.2%
Estee Lauder Companies, Inc. Class A	275,700	23,892,162
Nu Skin Enterprises, Inc. Class A	236,200	11,132,106
		35,024,268
Tobacco – 2.1%
Altria Group, Inc.	4,101,954	200,626,570
British American Tobacco PLC sponsored ADR	1,866,879	202,089,652
Philip Morris International, Inc.	165,900	13,300,203
		416,016,425

TOTAL CONSUMER STAPLES		1,763,441,280

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued

	Shares	Value

ENERGY – 7.5%
Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	267,300	$16,492,410
Dril-Quip, Inc. (a)	222,192	16,719,948
Halliburton Co.	1,827,982	78,731,185
Independence Contract Drilling, Inc.	1,219,829	10,819,883
Oceaneering International, Inc.	479,162	22,324,158
Schlumberger Ltd.	2,015,600	173,724,564
		318,812,148
Oil, Gas & Consumable Fuels – 5.9%
Anadarko Petroleum Corp.	1,558,705	121,672,512
Apache Corp.	605,100	34,871,913
Black Stone Minerals LP	1,170,300	20,152,566
Cabot Oil & Gas Corp.	1,529,135	48,228,918
Chevron Corp.	2,472,500	238,522,075
Cimarex Energy Co.	418,200	46,131,642
Columbia Pipeline Partners LP	481,635	12,137,202
EOG Resources, Inc.	819,574	71,753,704
EP Energy Corp. (a)	1,362,337	17,342,550
Exxon Mobil Corp.	1,736,102	144,443,686
Kinder Morgan, Inc.	1,727,643	66,324,215
Memorial Resource Development Corp.	1,153,500	21,881,895
Noble Energy, Inc.	2,074,500	88,539,660
Parsley Energy, Inc. Class A (a)	984,651	17,152,620
Phillips 66 Co.	1,192,039	96,030,662
PrairieSky Royalty Ltd. (d)(f)	836,350	21,099,590
SM Energy Co.	462,300	21,321,276
Suncor Energy, Inc.	2,433,595	67,026,155
Synergy Resources Corp. (a)	676,200	7,728,966
Valero Energy Partners LP	220,300	11,252,924
		1,173,614,731

TOTAL ENERGY		1,492,426,879

FINANCIALS – 16.3%
Banks – 7.6%
Bank of America Corp.	18,255,514	310,708,848
Citigroup, Inc.	7,178,850	396,559,674
Huntington Bancshares, Inc.	3,341,681	37,794,412
JPMorgan Chase & Co.	5,632,606	381,665,383
Regions Financial Corp.	4,118,300	42,665,588
SunTrust Banks, Inc.	893,325	38,430,842
Synovus Financial Corp.	950,023	29,279,709
U.S. Bancorp	2,664,644	115,645,550
Wells Fargo & Co.	2,677,400	150,576,976
		1,503,326,982
Capital Markets – 2.2%
Ameriprise Financial, Inc.	101,743	12,710,753

	Shares	Value

Artisan Partners Asset Management, Inc.	540,577	$25,115,207
BlackRock, Inc. Class A	252,013	87,191,458
E*TRADE Financial Corp. (a)	1,553,878	46,538,646
Goldman Sachs Group, Inc.	574,400	119,928,976
Greenhill & Co., Inc.	234,700	9,700,151
Invesco Ltd.	821,957	30,815,168
Northern Trust Corp.	503,164	38,471,919
Oaktree Capital Group LLC Class A	331,134	17,609,706
State Street Corp.	478,700	36,859,900
The Blackstone Group LP	292,537	11,955,987
		436,897,871
Consumer Finance – 2.4%
Capital One Financial Corp.	4,031,448	354,646,481
Navient Corp.	2,035,176	37,060,555
SLM Corp. (a)	4,491,676	44,332,842
Springleaf Holdings, Inc. (a)	912,800	41,906,648
		477,946,526
Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	47	9,627,950
Class B (a)	495,200	67,401,672
IntercontinentalExchange Group, Inc.	152,809	34,169,620
KBC Ancora	450,178	18,168,090
		129,367,332
Insurance – 1.5%
Direct Line Insurance Group PLC	6,494,491	34,266,607
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,700	10,700,237
Marsh & McLennan Companies, Inc.	890,270	50,478,309
MetLife, Inc.	1,591,787	89,124,154
Principal Financial Group, Inc.	504,700	25,886,063
The Chubb Corp.	720,900	68,586,426
Unum Group	627,800	22,443,850
		301,485,646
Real Estate Investment Trusts – 1.6%
Altisource Residential Corp. Class B	1,916,082	32,285,982
American Realty Capital Properties, Inc.	1,730,200	14,066,526
American Tower Corp.	243,400	22,706,786
Boston Properties, Inc.	397,400	48,101,296
Digital Realty Trust, Inc.	844,100	56,284,588
Duke Realty LP	1,551,900	28,818,783
FelCor Lodging Trust, Inc.	1,352,900	13,366,652
Kite Realty Group Trust	311,700	7,627,299
Outfront Media, Inc.	420,614	10,616,297
Store Capital Corp.	999,100	20,081,910
Sun Communities, Inc.	760,869	47,044,530
The Macerich Co.	93,800	6,997,480
		307,998,129
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	1,683,989	62,307,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks – continued

	Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.0%
Ocwen Financial Corp. (a)(d)	378,800	$3,863,760

TOTAL FINANCIALS		3,223,193,839

HEALTH CARE – 15.3%
Biotechnology – 4.6%
Alexion Pharmaceuticals, Inc. (a)	388,932	70,307,238
Amgen, Inc.	1,048,020	160,892,030
Biogen, Inc. (a)	407,431	164,577,678
BioMarin Pharmaceutical, Inc. (a)	410,793	56,188,267
Celgene Corp. (a)	1,264,700	146,370,055
Gilead Sciences, Inc.	2,149,461	251,658,894
Vertex Pharmaceuticals, Inc. (a)	545,300	67,333,644
		917,327,806
Health Care Equipment & Supplies – 2.7%
Boston Scientific Corp. (a)	7,962,549	140,937,117
Edwards Lifesciences Corp. (a)	222,942	31,753,629
Medtronic PLC	2,969,490	220,039,209
Quidel Corp. (a)(d)	63,612	1,459,895
The Cooper Companies, Inc.	319,220	56,811,583
Zimmer Biomet Holdings, Inc.	692,400	75,630,852
		526,632,285
Health Care Providers & Services – 3.0%
Brookdale Senior Living, Inc. (a)	899,533	31,213,795
Cigna Corp.	763,726	123,723,612
HCA Holdings, Inc. (a)	959,614	87,056,182
Henry Schein, Inc. (a)	377,141	53,599,279
McKesson Corp.	742,100	166,831,501
Teladoc, Inc.	48,200	915,800
UnitedHealth Group, Inc.	981,600	119,755,200
		583,095,369
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	1,675,300	64,633,074
Fluidigm Corp. (a)(i)	312,345	7,558,749
Thermo Fisher Scientific, Inc.	716,013	92,909,847
		165,101,670
Pharmaceuticals – 4.2%
AbbVie, Inc.	1,137,021	76,396,441
Allergan PLC (a)	835,452	253,526,264
Baxalta, Inc. (a)	1,128,000	36,028,320
Bristol-Myers Squibb Co.	2,976,905	198,083,259
Endo Health Solutions, Inc. (a)	777,100	61,896,015
Horizon Pharma PLC (a)	1,341,900	46,617,606
Merck & Co., Inc.	264,805	15,075,349

	Shares	Value

Shire PLC	800,874	$64,349,879
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,447,900	85,570,890
		837,544,023

TOTAL HEALTH CARE		3,029,701,153

INDUSTRIALS – 9.8%
Aerospace & Defense – 1.3%
Meggitt PLC	3,996,185	29,285,282
TransDigm Group, Inc.	1,019,163	228,975,351
		258,260,633
Air Freight & Logistics – 0.7%
FedEx Corp.	812,892	138,516,797
Electrical Equipment – 1.7%
AMETEK, Inc.	5,973,549	327,231,014
Industrial Conglomerates – 3.5%
Danaher Corp.	4,519,621	386,834,361
Roper Industries, Inc.	1,797,304	309,963,048
		696,797,409
Machinery – 1.0%
Colfax Corp. (a)	176,624	8,151,198
Deere & Co.	1,245,500	120,875,775
WABCO Holdings, Inc. (a)	507,500	62,787,900
		191,814,873
Road & Rail – 1.1%
eHi Car Service Co. Ltd. sponsored ADR	230,185	3,328,475
J.B. Hunt Transport Services, Inc.	2,507,933	205,876,220
		209,204,695
Trading Companies & Distributors – 0.5%
AerCap Holdings NV (a)	185,900	8,512,361
HD Supply Holdings, Inc. (a)	2,786,997	98,046,554
		106,558,915

TOTAL INDUSTRIALS		1,928,384,336

INFORMATION TECHNOLOGY – 18.3%
Communications Equipment – 1.1%
Cisco Systems, Inc.	1,196,339	32,851,469
QUALCOMM, Inc.	2,986,129	187,021,259
		219,872,728
Electronic Equipment & Components – 0.4%
TE Connectivity Ltd.	732,259	47,084,254
Trimble Navigation Ltd. (a)	1,297,100	30,429,966
		77,514,220
Internet Software & Services – 4.8%
Alibaba Group Holding Ltd. sponsored ADR	1,689,200	138,970,484
Baidu.com, Inc. sponsored ADR (a)	62,800	12,502,224
ChannelAdvisor Corp. (a)	855,487	10,223,070

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Cvent, Inc. (a)(d)	1,779,131	$45,865,997
Facebook, Inc. Class A (a)	2,071,776	177,685,869
Five9, Inc. (a)	114,798	600,394
Google, Inc. Class C	694,536	361,512,933
HomeAway, Inc. (a)	828,462	25,781,737
Just Dial Ltd.	589,797	11,774,931
Opower, Inc. (a)(d)(e)	2,772,161	31,907,573
Qihoo 360 Technology Co. Ltd. ADR (a)	526,600	35,645,554
Twitter, Inc. (a)	609,800	22,086,956
Wix.com Ltd. (a)	421,665	9,959,727
Youku Tudou, Inc. ADR (a)	2,683,204	65,818,994
		950,336,443
IT Services - 0.5%
Alliance Data Systems Corp. (a)	32,700	9,546,438
Fidelity National Information Services, Inc.	278,800	17,229,840
Lionbridge Technologies, Inc. (a)	449,296	2,772,156
Sabre Corp.	2,585,944	61,545,467
		91,093,901
Semiconductors & Semiconductor Equipment – 2.5%
Analog Devices, Inc.	930,100	59,698,469
Broadcom Corp. Class A	510,800	26,301,092
Intersil Corp. Class A	1,423,022	17,802,005
Marvell Technology Group Ltd.	13,272,400	174,996,594
Maxim Integrated Products, Inc.	472,100	16,322,858
Micron Technology, Inc. (a)	2,044,600	38,520,264
NVIDIA Corp.	821,900	16,528,409
Qorvo, Inc. (a)	1,672,984	134,290,426
Semtech Corp. (a)	780,100	15,484,985
		499,945,102
Software – 3.6%
Activision Blizzard, Inc.	485,200	11,746,692
Adobe Systems, Inc. (a)	1,233,329	99,911,982
Autodesk, Inc. (a)	1,297,700	64,982,328
Citrix Systems, Inc. (a)	128,800	9,036,608
Electronic Arts, Inc. (a)	32,600	2,167,900
Fleetmatics Group PLC (a)	450,089	21,077,668
Imperva, Inc. (a)	1,012,747	68,562,972
Microsoft Corp.	4,432,813	195,708,694
Oracle Corp.	2,696,393	108,664,638
RealPage, Inc. (a)	886,477	16,905,116
Salesforce.com, Inc. (a)	1,180,557	82,202,184
Varonis Systems, Inc. (a)(d)	369,033	8,151,939
Xero Ltd. (a)(d)	254,210	3,109,391
Zendesk, Inc. (a)	1,181,600	26,243,336
		718,471,448
Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	6,537,792	820,002,560
Electronics for Imaging, Inc. (a)	988,506	43,009,896

	Shares	Value

Hewlett-Packard Co.	4,570,900	$137,172,709
SanDisk Corp.	710,600	41,371,132
Western Digital Corp.	234,700	18,405,174
		1,059,961,471

TOTAL INFORMATION TECHNOLOGY		3,617,195,313

MATERIALS – 3.8%
Chemicals – 3.1%
Airgas, Inc.	204,650	21,647,877
Ashland, Inc.	178,000	21,698,200
CF Industries Holdings, Inc.	862,000	55,409,360
Cytec Industries, Inc.	235,400	14,248,762
E.l. du Pont de Nemours & Co.	1,346,900	86,134,255
Eastman Chemical Co.	754,041	61,695,635
Ecolab, Inc.	1,581,500	178,820,205
LyondellBasell Industries NV Class A	524,724	54,319,428
Monsanto Co.	797,476	85,002,967
W.R. Grace & Co. (a)	325,922	32,689,977
		611,666,666
Construction Materials – 0.1%
Eagle Materials, Inc.	391,700	29,898,461
Containers & Packaging – 0.4%
Graphic Packaging Holding Co.	1,504,133	20,952,573
MeadWestvaco Corp.	238,100	11,235,939
Rock-Tenn Co. Class A	732,796	44,114,319
		76,302,831
Metals & Mining – 0.2%
Nucor Corp.	746,200	32,885,034

TOTAL MATERIALS		750,752,992

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	467,100	16,591,392
Cogent Communications Group, Inc.	308,538	10,440,926
Frontier Communications Corp.	1,374,000	6,801,300
inContact, Inc. (a)	1,329,717	13,124,307
Level 3 Communications, Inc. (a)	617,586	32,528,255
Verizon Communications, Inc.	5,040,768	234,950,196
		314,436,376
Wireless Telecommunication Services – 0.2%
SoftBank Corp.	80,200	4,724,020
T-Mobile U.S., Inc. (a)	926,898	35,935,835
Telephone & Data Systems, Inc.	274,133	8,059,510
		48,719,365

TOTAL TELECOMMUNICATION SERVICES		363,155,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Common Stocks – continued

	Shares	Value

UTILITIES – 2.7%
Electric Utilities – 1.2%
Edison International	527,226	$29,303,221
Exelon Corp.	2,226,192	69,946,953
NextEra Energy, Inc.	951,300	93,255,939
PPL Corp.	1,864,000	54,932,080
		247,438,193
Gas Utilities – 0.1%
National Fuel Gas Co.	310,075	18,260,317
Independent Power and Renewable Electricity Producers – 0.3%
NRG Energy, Inc.	1,583,652	36,233,958
NRG Yield, Inc. Class C	892,300	19,532,447
		55,766,405
Multi-Utilities – 1.1%
Dominion Resources, Inc.	1,070,431	71,579,721
NiSource, Inc.	739,277	33,703,638
PG&E Corp.	721,434	35,422,409
Sempra Energy	700,850	69,342,099
		210,047,867

TOTAL UTILITIES		531,512,782

TOTAL COMMON STOCKS
(Cost $15,353,212,843)		19,590,450,440

Preferred Stocks – 0.2%

Convertible Preferred Stocks - 0.1%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Southwestern Energy Co. Series B 6.25%	431,200	21,288,344

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (a)(i).	299,866	2,749,771

TOTAL CONVERTIBLE PREFERRED STOCKS		24,038,115

Nonconvertible Preferred Stocks - 0.1%

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,446,450	8,823,345

TOTAL PREFERRED STOCKS
(Cost $31,935,199)		32,861,460
U.S. Treasury Obligations – 0.0%

	Principal	Value
	Amount

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/9/15 to 8/20/15 (g) (Cost $6,549,931)	$6,550,000	$6,550,010

Money Market Funds – 1.4%

	Shares

Fidelity Cash Central Fund, 0.15% (b)	198,604,228	198,604,228
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	83,746,557	83,746,557
TOTAL MONEY MARKET FUNDS
(Cost $282,350,785)		282,350,785

TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $15,674,048,758)		19,912,212,695

NET OTHER ASSETS (LIABILITIES) – (0.6)%		(111,407,859)

NET ASSETS – 100%		$19,800,804,836

Futures Contracts

	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Equity Index Contracts
508 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$52,181,760	$(1,135,611)

The face value of futures purchased as a percentage of net assets is 0.3%

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Affiliated company

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) - continued

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,515,003.

(h)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(i)	Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,448,887 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07-1/6/11	$5,645,227
Legend Pictures LLC	9/23/10	$1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$216,301
Fidelity Securities Lending Cash Central Fund	832,844
Total	$1,049,145

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Jumei International Holding Ltd. sponsored ADR	$–	$47,470,775	$16,300,560	$–	$28,858,340
Opower, Inc.	27,573,841	10,308,144	–	–	31,907,573
Total	$27,573,841	$57,778,919	$16,300,560	$–	$60,765,913

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,890,686,125	$2,882,545,759	$–	$8,140,366
Consumer Staples	1,772,264,625	1,727,340,430	44,924,195	–
Energy	1,513,715,223	1,513,715,223	–	–
Financials	3,223,193,839	3,223,193,839	–	–
Health Care	3,029,701,153	2,965,351,274	64,349,879	–
Industrials	1,928,384,336	1,928,384,336	–	–
Information Technology	3,619,945,084	3,617,195,313	–	2,749,771
Materials	750,752,992	750,752,992	–	–
Telecommunication Services	363,155,741	358,431,721	4,724,020	–
Utilities	531,512,782	531,512,782	–	–
U.S. Government and Government Agency Obligations	6,550,010	–	6,550,010	–
Money Market Funds	282,350,785	282,350,785	–	–
Total Investments in Securities:	$19,912,212,695	$19,780,774,454	$120,548,104	$10,890,137
Derivative Instruments:
Liabilities
Futures Contracts	$(1,135,611)	$(1,135,611)	$–	$–

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure /	Value
Derivative Type
	Asset	Liability
Equity Risk
Futures Contracts (a)	$–	$(1,135,611)
Total Value of Derivatives	$–	$(1,135,611)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):

United States of America	88.5%
Ireland	3.0%
Cayman Islands	1.9%
United Kingdom	1.8%
Bermuda	1.6%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $81,779,945) — See accompanying schedule:
Unaffiliated issuers (cost $15,316,578,856)	$19,569,095,997
Fidelity Central Funds (cost $282,350,785)	282,350,785
Other affiliated issuers (cost $75,119,117)	60,765,913
Total Investments (cost $15,674,048,758)		$19,912,212,695
Foreign currency held at value (cost $1,224,576)		1,224,576
Receivable for investments sold		218,438,133
Receivable for fund shares sold		4,817,648
Dividends receivable		26,141,336
Distributions receivable from Fidelity Central Funds		184,737
Receivable for daily variation margin for derivative instruments		182,484
Other receivables		1,078,932
Total assets		20,164,280,541

Liabilities
Payable to custodian bank	$1,964,807
Payable for investments purchased
Regular delivery	245,137,123
Delayed delivery	3,017,414
Payable for fund shares redeemed	16,120,898
Accrued management fee	9,222,679
Distribution and service plan fees payable	2,024,558
Other affiliated payables	1,341,208
Other payables and accrued expenses	900,461
Collateral on securities loaned, at value	83,746,557
Total liabilities		363,475,705

Net Assets		$19,800,804,836
Net Assets consist of:
Paid in capital		$14,557,713,769
Undistributed net investment income		100,075,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		906,006,219
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,237,009,266
Net Assets		$19,800,804,836
Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($7,998,251,553 ÷ 225,537,073 shares	$35.46

Service Class:
Net Asset Value, offering price and redemption price per share ($1,672,941,007 ÷ 47,374,817 shares	$35.31

Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,860,239,068 ÷ 255,052,470 shares	$34.74

Investor Class:
Net Asset Value, offering price and redemption price per share ($1,269,373,208 ÷ 35,963,123 shares	$35.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$174,632,058
Interest		594
Income from Fidelity Central Funds		1,049,145
Total income		175,681,797

Expenses
Management fee	$54,790,844
Transfer agent fees	7,111,075
Distribution and service plan fees	12,018,288
Accounting and security lending fees	860,373
Custodian fees and expenses	205,025
Independent trustees' compensation	41,846
Appreciation in deferred trustee compensation account	16
Audit	45,290
Legal	28,950
Miscellaneous	75,192
Total expenses before reductions	75,176,899
Expense reductions	(461,133)	74,715,766
Net investment income (loss)		100,966,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	945,257,415
Other affiliated issuers	(1,754,647)
Foreign currency transactions	(304,833)
Futures contracts	4,379,932
Total net realized gain (loss)		947,577,867
Change in net unrealized appreciation (depreciation) on:
Investment securities	(407,165,893)
Assets and liabilities in foreign currencies	82,252
Futures contracts	(2,324,622)
Total change in net unrealized appreciation (depreciation)		(409,408,263)
Net gain (loss)		538,169,604
Net increase (decrease) in net assets resulting from operations		$639,135,635

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,966,031	$169,153,778
Net realized gain (loss)	947,577,867	2,187,512,453
Change in net unrealized appreciation (depreciation)	(409,408,263)	(227,810,831)
Net increase (decrease) in net assets resulting from operations	639,135,635	2,128,855,400
Distributions to shareholders from net investment income	(2,340,223)	(161,948,221)
Distributions to shareholders from net realized gain	(1,606,431,243)	(388,082,984)
Total distributions	(1,608,771,466)	(550,031,205)
Share transactions – net increase (decrease)	1,064,624,992	(730,491,919)
Redemption fees	–	13
Total increase (decrease) in net assets	94,989,161	848,332,289

Net Assets
Beginning of period	19,705,815,675	18,857,483,386
End of period (including undistributed net investment income of $100,075,582 and undistributed net investment income of $1,449,774, respectively)	$19,800,804,836	$19,705,815,675

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Highlights – Initial Class

	Six months ended June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013		2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$37.36		$34.35		$26.44		$23.02		$23.88		$20.62
Income from Investment Operations
Net investment income (loss) E	.20		.36		.32		.32		.25		.23
Net realized and unrealized gain (loss)	.94		3.76		7.94		3.46		(.86)		3.31
Total from investment operations	1.14		4.12		8.26		3.78		(.61)		3.54
Distributions from net investment income	(.01)		(.36)		(.34)		(.34	)H	(.25)		(.27)
Distributions from net realized gain	(3.03)		(.75)		(.01)		(.01	)H	–		(.01)
Total distributions	(3.04)		(1.11)		(.35)		(.36	)K	(.25)		(.28)
Redemption fees added to paid in capital E	–		–	J	–	J	–	J	–	J	–	J
Net asset value, end of period	$35.46		$37.36		$34.35		$26.44		$23.02		$23.88
Total ReturnB, C, D	3.30%		11.94%		31.29%		16.42%		(2.53)%		17.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.63	%A	.63%		.64%		.64%		.65%		.65%
Expenses net of fee waivers, if any	.63	%A	.63%		.63%		.64%		.64%		.65%
Expenses net of all reductions	.62	%A	.63%		.62%		.63%		.63%		.63%
Net investment income (loss)	1.14	%A	1.01%		1.05%		1.27%		1.03%		1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$7,998,252		$8,005,930		$7,654,305		$6,440,357		$6,113,440		$7,160,125
Portfolio turnover rate G	75	%A	74%		86%		87%		135%		117%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Amount represents less than $.01 per share.
K	Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

Financial Highlights – Service Class

	Six months ended June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013		2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$37.23		$34.24		$26.36		$22.95		$23.81		$20.55
Income from Investment Operations
Net investment income (loss) E	.18		.33		.29		.30		.22		.20
Net realized and unrealized gain (loss)	.94		3.73		7.91		3.44		(.85)		3.31
Total from investment operations	1.12		4.06		8.20		3.74		(.63)		3.51
Distributions from net investment income	–J		(.32)		(.31)		(.32	)H	(.23)		(.24)
Distributions from net realized gain	(3.03)		(.75)		(.01)		(.01	)H	–		(.01)
Total distributions	(3.04	)K	(1.07)		(.32)		(.33)		(.23)		(.25)
Redemption fees added to paid in capital E	–		–	J	–	J	–	J	–	J	–	J
Net asset value, end of period	$35.31		$37.23		$34.24		$26.36		$22.95		$23.81
Total ReturnB, C, D	3.25%		11.82%		31.14%		16.31%		(2.64)%		17.11%
Ratios to Average Net Assets F, I
Expenses before reductions	.73	%A	.73%		.74%		.74%		.75%		.75%
Expenses net of fee waivers, if any	.73	%A	.73%		.73%		.74%		.74%		.75%
Expenses net of all reductions	.72	%A	.73%		.72%		.73%		.73%		.73%
Net investment income (loss)	1.04	%A	.91%		.95%		1.16%		.93%		.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,672,941		$1,714,615		$1,688,448		$1,374,781		$1,277,101		$1,379,305
Portfolio turnover rate G	75	%A	74%		86%		87%		135%		117%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Amount represents less than $.01 per share.
K	Total distributions of $3.04 per share is comprised of distributions from net investment income of $0.004 and distributions from net realized gain of $3.031 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Financial Highlights – Service Class 2

	Six months ended June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013		2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$36.70		$33.77		$26.00		$22.64		$23.49		$20.29
Income from Investment Operations
Net investment income (loss) E	.16		.27		.24		.26		.18		.17
Net realized and unrealized gain (loss)	.91		3.68		7.80		3.39		(.84)		3.26
Total from investment operations	1.07		3.95		8.04		3.65		(.66)		3.43
Distributions from net investment income	-	J	(.27)		(.26)		(.28	)H	(.19)		(.22)
Distributions from net realized gain	(3.03)		(.75)		(.01)		(.01	)H	–		(.01)
Total distributions	(3.03)		(1.02)		(.27)		(.29)		(.19)		(.23)
Redemption fees added to paid in capital E	–		–	J	–	J	–	J	–	J	–	J
Net asset value, end of period	$34.74		$36.70		$33.77		$26.00		$22.64		$23.49
Total Return B, C, D	3.18%		11.65%		30.95%		16.14%		(2.78)%		16.93%
Ratios to Average Net Assets F, I
Expenses before reductions	.88	%A	.88%		.89%		.89%		.90%		.90%
Expenses net of fee waivers, if any	.88	%A	.88%		.88%		.89%		.89%		.90%
Expenses net of all reductions	.87	%A	.88%		.87%		.88%		.88%		.88%
Net investment income (loss)	.89	%A	.76%		.80%		1.02%		.78%		.81%
Supplemental Data
Net assets, end of period (000 omitted)	$8,860,239		$8,764,266		$8,472,780		$7,740,640		$6,980,191		$7,627,793
Portfolio turnover rateG	75	%A	74%		86%		87%		135%		117%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity CentraI Funds.
H	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Amount represents less than $.01 per share.

Financial Highlights – Investor Class

	Six months ended June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013		2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$37.21		$34.22		$26.35		$22.94		$23.80		$20.56
Income from Investment Operations
Net investment income (loss) E	.19		.33		.29		.30		.23		.21
Net realized and unrealized gain (loss)	.94		3.74		7.91		3.45		(.86)		3.30
Total from investment operations	1.13		4.07		8.20		3.75		(.63)		3.51
Distributions from net investment income	(.01)		(.33)		(.32)		(.32	)H	(.23)		(.26)
Distributions from net realized gain	(3.03)		(.75)		(.01)		(.01	)H	–		(.01)
Total distributions	(3.04)		(1.08)		(.33)		(.34	)K	(.23)		(.27)
Redemption fees added to paid in capital E	–		–	J	–	J	–	J	–	J	–	J
Net asset value, end of period	$35.30		$37.21		$34.22		$26.35		$22.94		$23.80
Total Return B, C, D	3.29%		11.85%		31.15%		16.34%		(2.62)%		17.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.71	%A	.71%		.72%		.73%		.73%		.74%
Expenses net of fee waivers, if any	.71	%A	.71%		.71%		.73%		.73%		.73%
Expenses net of all reductions	.70	%A	.71%		.71%		.71%		.71%		.72%
Net investment income (loss)	1.06	%A	.93%		.97%		1.18%		.94%		.98%
Supplemental Data
Net assets, end of period (000 omitted)	$1,269,373		$1,210,592		$1,031,358		$698,845		$577,021		$570,841
Portfolio turnover rateG	75	%A	74%		86%		87%		135%		117%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangement or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Amount represents less than $.01 per share.
K	Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP ContrafundSM Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report	16

3. Significant Accounting Policies – continued

Investment Valuation – continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

17	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,788,596,139
Gross unrealized depreciation	(584,896,478)
Net unrealized appreciation (depreciation) on securities	$4,203,699,661

Tax cost	$15,708,513,034

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report	18

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts.” The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,379,932 and a change in net unrealized appreciation (depreciation) of $(2,324,622) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,339,625,734 and $7,639,082,608, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$856,205
Service Class 2	11,153,451
Service Class 2R	8,632	*
	$12,018,288

*  For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy

19	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

statements and out of pocket expenses, equal to an annual rate of ..07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$2,671,881
Service Class	565,672
Service Class 2	2,945,584
Service Class 2R	2,276	*
Investor Class	925,662
	$7,111,075

*  For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $113,474 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,487 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $736,640. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $832,844, including $12,498 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $436,261 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $14.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund’s operating expenses, including certain Investor Class expenses, during the period in the amount of $24,858.

Semiannual Report	20

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015A	Year ended December 31, 2014
From net investment income
Initial Class	$1,278,633	$74,463,277
Service Class	182,799	14,364,873
Service Class 2	714,922	62,622,769
Service Class 2R	856	73,371
Investor Class	163,013	10,423,931
Total	$2,340,223	$161,948,221
From net realized gain
Initial Class	$645,922,748	$156,226,874
Service Class	138,516,307	33,622,782
Service Class 2	722,309,313	174,366,001
Service Class 2R	864,532	208,163
Investor Class	98,818,343	23,659,164
Total	$1,606,431,243	$388,082,984

A  All Service Class 2R shares were converted on April 30, 2015.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2015A	2014	2015A	2014
Initial Class
Shares sold	4,955,263	10,169,551	$177,743,113	$365,094,273
Reinvestment of distributions	18,835,896	6,099,687	647,201,381	230,690,151
Shares redeemed	(12,550,911)	(24,801,841)	(449,580,099)	(891,153,398)
Net increase (decrease)	11,240,248	(8,532,603)	$375,364,395	$(295,368,974)
Service Class
Shares sold	832,520	1,837,138	$29,708,347	$66,530,853
Reinvestment of distributions	4,051,975	1,273,220	138,699,106	47,987,655
Shares redeemed	(3,565,546)	(6,372,556)	(126,743,641)	(228,362,389)
Net increase (decrease)	1,318,949	(3,262,198)	$41,663,812	$(113,843,881)
Service Class 2
Shares sold	10,031,420	19,214,314	$352,756,498	$682,228,630
Reinvestment of distributions	21,461,093	6,379,240	723,024,235	236,988,770
Shares redeemed	(15,262,060)	(37,694,574)	(536,514,066)	(1,326,668,678)
Net increase (decrease)	16,230,453	(12,101,020)	$539,266,667	$(407,451,278)
Service Class 2R
Shares sold	11,068	17,673	$389,193	$616,866
Reinvestment of distributions	25,733	7,591	865,388	281,535
Shares redeemed	(321,045)	(55,287)	(11,097,459)	(1,946,621)
Net increase (decrease)	(284,244)	(30,023)	$(9,842,878)	$(1,048,220)
Investor Class
Shares sold	1,205,867	2,779,701	$43,127,578	$99,365,365
Reinvestment of distributions	2,893,346	904,781	98,981,356	34,083,095
Shares redeemed	(669,777)	(1,288,330)	(23,935,938)	(46,228,026)
Net increase (decrease)	3,429,436	2,396,152	$118,172,996	$87,220,434

A  All Service Class 2R shares were converted on April 30, 2015.

21	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 21% of the total outstanding shares of the Fund.

Semiannual Report	22

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity® Variable Insurance Products:

Equity-lncome Portfolio

Semiannual Report June 30, 2015

An example of shareholder expenses.

A summary of major shifts in the fund’s investments over the past six months.

A complete list of the fund’s investments with their market values.

Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.54%
Actual		$1,000.00	$1,009.70	$2.69
HypotheticalA		$1,000.00	$1,022.12	$2.71
Service Class	.64%
Actual		$1,000.00	$1,009.20	$3.19
HypotheticalA		$1,000.00	$1,021.62	$3.21
Service Class 2.79%
Actual		$1,000.00	$1,008.40	$3.93
HypotheticalA		$1,000.00	$1,020.88	$3.96
Investor Class	.62%
Actual		$1,000.00	$1,009.20	$3.09
HypotheticalA		$1,000.00	$1,021.72	$3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015

	% of fund’s net assets	% of fund’s net assets 6 months ago
JPMorgan Chase & Co.	4.5	4.2
Johnson & Johnson*	4.3	4.0
General Electric Co.	3.9	3.2
Chevron Corp.	3.0	2.8
Procter & Gamble Co.	2.5	2.5
Wells Fargo & Co.	2.2	2.0
United Parcel Service, Inc. Class B	2.2	2.2
The Blackstone Group LP*	1.9	1.5
IBM Corp.	1.8	1.5
Cisco Systems, Inc.*	1.8	2.6
	28.1

*	Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of June 30, 2015

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	27.7	26.1
Information Technology	11.7	11.3
Industrials	11.4	11.1
Energy	10.9	10.7
Health Care	9.4	10.7

Asset Allocation (% of fund’s net assets)
As of June 30, 2015*	As of December 31, 2014* *

Semiannual Report	4

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 94.6%

	Shares	Value

CONSUMER DISCRETIONARY – 7.7%
Automobiles – 0.8%
General Motors Co.	1,459,400	$48,641,802
Hotels, Restaurants & Leisure – 1.5%
Dunkin’ Brands Group, Inc.	241,900	13,304,500
McDonald’s Corp.	476,600	45,310,362
Yum! Brands, Inc.	346,700	31,230,736
		89,845,598
Household Durables – 0.5%
M.D.C. Holdings, Inc. (f)	477,700	14,316,669
Tupperware Brands Corp.	260,400	16,806,216
		31,122,885
Leisure Products – 0.9%
Mattel, Inc.	1,099,500	28,246,155
New Academy Holding Co. LLC unit (a)(k)(l)	127,200	23,679,552
		51,925,707
Media – 1.4%
Comcast Corp. Class A	1,412,543	84,950,336
Multiline Retail – 1.8%
Kohl’s Corp.	195,975	12,269,995
Macy’s, Inc.	474,200	31,994,274
Target Corp.	807,060	65,880,308
		110,144,577
Specialty Retail – 0.8%
Foot Locker, Inc.	411,885	27,600,414
GNC Holdings, Inc.	438,300	19,495,584
Stage Stores, Inc	41,300	723,989
		47,819,987

TOTAL CONSUMER DISCRETIONARY		464,450,892

CONSUMER STAPLES – 8.1%
Beverages – 1.0%
Anheuser-Busch InBev SA NV ADR	135,600	16,362,852
Molson Coors Brewing Co. Class B	435,100	30,374,331
The Coca-Cola Co.	289,700	11,364,931
		58,102,114
Food & Staples Retailing – 2.5%
CVS Health Corp.	825,200	86,546,976
Tesco PLC	1,920,600	6,399,022
Wal-Mart Stores, Inc.	474,778	33,676,004
Walgreens Boots Alliance, Inc.	253,907	21,439,907
		148,061,909
Food Products – 0.9%
B&G Foods, Inc. Class A	287,313	8,197,040
Kellogg Co.	407,357	25,541,284
Sanderson Farms, Inc. (f)	90,500	6,801,980
The Hershey Co.	175,300	15,571,899
		56,112,203

	Shares	Value

Household Products – 2.5%
Procter & Gamble Co.	1,920,919	$150,292,703
Personal Products – 0.2%
Avon Products, Inc.	2,247,800	14,071,228
Tobacco – 1.0%
Philip Morris International, Inc.	408,084	32,716,094
Reynolds American, Inc. (i)	316,493	23,629,367
		56,345,461

TOTAL CONSUMER STAPLES		482,985,618

ENERGY – 10.6%
Energy Equipment & Services – 0.8%
Ensco PLC Class A	656,776	14,626,402
National Oilwell Varco, Inc.	223,706	10,800,526
Oceaneering International, Inc.	157,300	7,328,607
Schlumberger Ltd.	196,900	16,970,811
		49,726,346
Oil, Gas & Consumable Fuels – 9.8%
Anadarko Petroleum Corp.	492,686	38,459,069
Apache Corp.	705,468	40,656,121
Avance Gas Holding Ltd.	188,303	3,398,386
BG Group PLC	1,439,600	23,976,267
BW LPG Ltd.	409,051	3,500,733
Cameco Corp. (f)	318,700	4,559,783
Chevron Corp.	1,856,980	179,142,861
CONSOL Energy, Inc.	551,435	11,988,197
Foresight Energy LP	464,100	5,894,070
Golar LNG Ltd.	27,900	1,305,720
Kinder Morgan, Inc.	728,500	27,967,115
Legacy Reserves LP	1,049,901	8,997,652
Markwest Energy Partners LP (i)	670,229	37,787,511
Noble Energy, Inc.	470,700	20,089,476
Suncor Energy, Inc.	1,978,000	54,478,143
The Williams Companies, Inc. (i)	1,650,449	94,719,268
Williams Partners LP	648,156	31,390,195
		588,310,567

TOTAL ENERGY		638,036,913

FINANCIALS – 27.5%
Banks – 14.2%
Bank of America Corp.	3,209,700	54,629,094
BB&T Corp.	174,800	7,046,188
CIT Group, Inc.	226,838	10,545,699
Comerica, Inc.	709,148	36,393,475
First Niagara Financial Group, Inc.	1,979,514	18,686,612
FirstMerit Corp.	1,199,721	24,990,188
JPMorgan Chase & Co. (i)	4,019,964	272,392,761
KeyCorp	1,488,200	22,352,764
Lloyds Banking Group PLC	4,385,500	5,886,216
M&T Bank Corp.	625,491	78,142,591

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued

	Shares	Value

FINANCIALS – continued
Banks – continued
Regions Financial Corp.	3,807,800	$39,448,808
Standard Chartered PLC (United Kingdom)	1,147,431	18,371,561
SunTrust Banks, Inc.	1,220,800	52,518,816
U.S. Bancorp	1,935,938	84,019,709
Wells Fargo & Co.	2,321,186	130,543,501
		855,967,983
Capital Markets – 6.3%
Apollo Investment Corp. (f)	2,458,663	17,407,334
Ares Capital Corp.	1,431,995	23,570,638
Ares Management LP	607,150	11,232,275
Greenhill & Co., Inc.	185,003	7,646,174
KKR & Co. LP	4,306,421	98,401,720
Morgan Stanley	694,175	26,927,048
Pershing Square Holdings Ltd. (a)	111,439	3,048,971
State Street Corp.	833,302	64,164,254
The Blackstone Group LP (i)	2,860,826	116,921,959
TPG Specialty Lending, Inc.	398,000	6,766,000
		376,086,373
Insurance – 4.9%
ACE Ltd.	515,711	52,437,494
Allied World Assurance Co.	358,900	15,511,658
MetLife, Inc.	1,849,270	103,540,627
Prudential Financial, Inc.	371,862	32,545,362
The Chubb Corp.	544,200	51,775,188
The Travelers Companies, Inc.	379,145	36,648,156
		292,458,485
Real Estate Investment Trusts – 2.0%
American Capital Agency Corp.	881,848	16,199,548
Annaly Capital Management, Inc.	1,519,509	13,964,288
Coresite Realty Corp.	115,247	5,236,824
Cousins Properties, Inc.	836,900	8,687,022
Duke Realty LP	796,000	14,781,720
First Potomac Realty Trust	1,276,657	13,149,567
Home Properties, Inc.	70,506	5,150,463
Piedmont Office Realty Trust, Inc. Class A	700,624	12,323,976
Retail Properties America, Inc.	699,932	9,750,053
Sabra Health Care REIT, Inc.	178,400	4,592,016
Two Harbors Investment Corp.	873,534	8,508,221
Ventas, Inc.	112,190	6,965,877
		119,309,575
Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	485,808	9,113,758

TOTAL FINANCIALS		1,652,936,174

	Shares	Value

HEALTH CARE – 9.4%
Biotechnology – 0.3%
Amgen, Inc. (i)	126,971	$19,492,588
Health Care Equipment & Supplies – 2.0%
Baxter International, Inc.	360,900	25,237,737
DENTSPLY International, Inc.	208,800	10,763,640
Medtronic PLC	944,652	69,998,713
St. Jude Medical, Inc.	166,546	12,169,516
		118,169,606
Pharmaceuticals – 7.1%
AbbVie, Inc.	253,700	17,046,103
GlaxoSmithKline PLC	2,050,800	42,640,126
Johnson & Johnson (i)	2,679,768	261,170,189
Pfizer, Inc. (i)	2,294,712	76,941,693
Sanofi SA	190,280	18,824,393
Teva Pharmaceutical Industries Ltd. sponsored ADR	199,100	11,766,810
		428,389,314

TOTAL HEALTH CARE		566,051,508

INDUSTRIALS – 11.4%
Aerospace & Defense – 1.9%
The Boeing Co.	318,200	44,140,704
United Technologies Corp.	641,571	71,169,471
		115,310,175
Air Freight & Logistics – 2.8%
C.H. Robinson Worldwide, Inc.	227,328	14,182,994
PostNL NV (a)	4,812,100	21,389,337
United Parcel Service, Inc. Class B	1,338,137	129,678,857
		165,251,188
Airlines – 0.2%
Copa Holdings SA Class A	173,700	14,345,883
Commercial Services & Supplies – 0.5%
KAR Auction Services, Inc.	552,900	20,678,460
Republic Services, Inc.	155,726	6,099,787
		26,778,247
Electrical Equipment – 1.4%
Eaton Corp. PLC	529,300	35,722,457
Emerson Electric Co.	814,203	45,131,272
		80,853,729
Industrial Conglomerates – 3.9%
General Electric Co.	8,867,276	235,603,523
Machinery – 0.6%
Cummins, Inc.	78,300	10,272,177
Deere & Co.	293,000	28,435,650
		38,707,827
Professional Services – 0.1%
Acacia Research Corp. (f)	649,426	5,695,466

TOTAL INDUSTRIALS		682,546,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks – continued

	Shares	Value

INFORMATION TECHNOLOGY – 11.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (i)	3,814,631	$104,749,767
QUALCOMM, Inc.	1,094,039	68,519,663
		173,269,430
Electronic Equipment & Components – 0.4%
Hitachi Ltd.	1,378,000	9,084,205
TE Connectivity Ltd.	254,461	16,361,842
		25,446,047
Internet Software & Services – 0.7%
Google, Inc. Class A (a)	28,000	15,121,120
Yahoo!, Inc. (a)	672,900	26,438,241
		41,559,361

IT Services – 2.5%
IBM Corp.	661,623	107,619,597
Paychex, Inc. (i)	952,969	44,675,187
		152,294,784
Semiconductors & Semiconductor Equipment – 1.5%
Applied Materials, Inc.	1,693,500	32,549,070
Broadcom Corp. Class A	741,160	38,162,328
Maxim Integrated Products, Inc.	573,800	19,839,135
		90,550,533
Software – 1.1%
Microsoft Corp. (i)	1,413,824	62,420,330
Technology Hardware, Storage & Peripherals – 2.4%
EMC Corp.	3,346,100	88,303,579
First Data Holdings, Inc. Class B (l)	6,341,091	29,866,539
Hewlett-Packard Co.	444,800	13,348,448
Seagate Technology LLC	254,500	12,088,750
		143,607,316

TOTAL INFORMATION TECHNOLOGY		689,147,801

MATERIALS – 1.5%
Chemicals – 0.8%
LyondellBasell Industries NV Class A	173,100	17,919,312
Potash Corp. of Saskatchewan, Inc.	748,300	23,173,934
Tronox Ltd. Class A	451,800	6,609,834
		47,703,080
Containers & Packaging – 0.2%
Packaging Corp. of America	221,000	13,810,290
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	915,978	17,055,510
Nucor Corp.	265,000	11,678,550
		28,734,060

TOTAL MATERIALS		90,247,430

	Shares	Value

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.3%
AT&T, Inc.	2,259,993	$80,274,951
TDC A/S	2,213,100	16,228,099
Verizon Communications, Inc.	2,168,859	101,090,518
		197,593,568
Wireless Telecommunication Services – 0.6%
KDDI Corp.	195,600	4,721,186
Vodafone Group PLC	8,412,480	30,687,848
		35,409,034

TOTAL TELECOMMUNICATION SERVICES		233,002,602

UTILITIES – 3.0%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	512,271	27,134,995
Exelon Corp.	1,901,500	59,745,130
NextEra Energy, Inc.	103,883	10,183,650
PPL Corp. (i)	800,800	23,599,576
Southern Co.	1,253,877	52,537,446
		173,200,797

Independent Power and Renewable Electricity Producers – 0.1%
NRG Yield, Inc. Class C	218,800	4,789,532
Talen Energy Corp. (a)	38,170	654,997
		5,444,529

TOTAL UTILITIES		178,645,326

TOTAL COMMON STOCKS
(Cost $4,733,658,977)		5,678,050,302

Preferred Stocks – 0.3%

Convertible Preferred Stocks – 0.2%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Southwestern Energy Co. Series B 6.25%	65,000	3,209,050

TELECOMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc. Series A 5.50%	53,385	3,603,488

UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 5.375%	25,000	2,485,000

TOTAL CONVERTIBLE PREFERRED STOCKS		9,297,538

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) - continued

Preferred Stocks – continued

	Shares		Value

Nonconvertible Preferred Stocks – 0.1%

FINANCIALS – 0.1%
Consumer Finance – 0.1%
Ally Financial, Inc. 7.00% (g)		5,922	$5,983,996

TOTAL PREFERRED STOCKS
(Cost $12,742,905)			15,281,534

Corporate Bonds — 0.9%

	Principal Amount (e)

Convertible Bonds – 0.6%

CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR $	6,400,000	8,754,694

ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Amyris, Inc. 3% 2/27/17		1,383,000	1,219,239
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		930,000	667,856
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		8,300,000	8,860,250
			10,747,345
FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
MGIC Investment Corp. 9% 4/1/63 (g)(i)		2,918,000	3,815,139

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.1%
InterDigital, Inc. 1.5% 3/1/20 (g)		8,130,000	8,348,494
Internet Software & Services – 0.0%
Twitter, Inc. 1% 9/15/21 (g)		2,600,000	2,276,625
Semiconductors & Semiconductor Equipment – 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		3,920,000	1,078,000
3% 12/15/20 (d)		5,580,000	1,534,500
			2,612,500

TOTAL INFORMATION TECHNOLOGY			13,237,619

TOTAL CONVERTIBLE BONDS			36,554,797

	Principal Amount (e)		Value

Nonconvertible Bonds – 0.3%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Altice SA 7.625% 2/15/25 (g)		$3,880,000	$3,647,200

CONSUMER STAPLES – 0.2%
Food Products – 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (g)		4,145,000	4,512,869
Post Holdings, Inc. 7.375% 2/15/22		3,375,000	3,434,063
			7,946,932
Tobacco – 0.1%
Vector Group Ltd. 7.75% 2/15/21		3,450,000	3,691,500

TOTAL CONSUMER STAPLES			11,638,432

MATERIALS – 0.0%
Metals & Mining – 0.0%
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	157,500

TOTAL NONCONVERTIBLE BONDS			15,443,132

TOTAL CORPORATE BONDS
(Cost $61,676,117)			51,997,929

Preferred Securities — 0.0%

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Baggot Securities Ltd. 10.24% (g)(h)
(Cost $3,931,536)	EUR	2,560,000	$3,049,167

Money Market Funds — 4.5%

	Shares

Fidelity Cash Central Fund, 0.15% (b)		248,374,988	248,374,988
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)		21,526,191	21,526,191

TOTAL MONEY MARKET FUNDS
(Cost $269,901,179)			269,901,179

TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $5,081,910,714)			6,018,280,111

NET OTHER ASSETS (LIABILITIES) – (0.3)%			(15,831,251)

NET ASSETS – 100%			$6,002,448,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Written Options

	Expiration Date/Exercise Price	Number of Contracts	Premium	Value

Call Options

Amgen, Inc.	10/16/15 - $185.00	622	$198,438	$(32,344)
Cisco Systems, Inc.	8/21/15 - $30.00	19,073	937,035	(267,022)
Johnson & Johnson	7/17/15 - $105.00	12,291	1,511,759	(73,746)
JPMorgan Chase & Co.	8/21/15 - $67.50	10,624	2,015,010	(1,992,000)
Markwest Energy Partners LP	11/20/15 - $70.00	3,098	340,772	(154,900)
Microsoft Corp.	8/21/15 - $50.00	3,534	236,773	(45,942)
Microsoft Corp.	7/17/15 - $50.00	5,577	528,269	(2,789)
Paychex, Inc.	9/18/15 - $52.50	6,212	273,632	(62,120)
Pfizer, Inc.	8/21/15 - $35.00	12,578	805,477	(308,161)
PPL Corp.	7/17/15 - $35.00	2,962	122,920	(7,405)
Reynolds American, Inc.	8/21/15 - $80.00	1,570	135,551	(90,275)
The Blackstone Group LP	9/18/15 - $45.00	2,976	180,282	(65,472)
The Williams Companies, Inc.	11/20/15 - $52.50	2,551	317,082	(1,836,720)
TOTAL WRITTEN OPTIONS			$7,603,000	$(4,938,896)

Currency Abbreviations

EUR — European Monetary Unit

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Non-income producing – Security is in default.

(e)	Amount is stated in United States dollars unless otherwise noted.

(f)	Security or a portion of the security is on loan at period end.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,916,290 or 0.8% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.

(i)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $430,988,408.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k)	Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,546,091 or 0.9% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$25,364,364
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$184,863
Fidelity Securities Lending Cash Central Fund	155,090
Total	$339,953

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$464,450,892	$440,771,340	$–	$23,679,552
Consumer Staples	482,985,618	476,586,596	6,399,022	–
Energy	641,245,963	617,269,696	23,976,267	–
Financials	1,658,920,170	1,647,049,958	11,870,212	–
Health Care	566,051,508	504,586,989	61,464,519	–
Industrials	682,546,038	682,546,038	–	–
Information Technology	689,147,801	659,281,262	–	29,866,539
Materials	90,247,430	90,247,430	–	–
Telecommunication Services	236,606,090	205,918,242	30,687,848	–
Utilities	181,130,326	181,130,326	–	–
Corporate Bonds	51,997,929	–	51,997,929	–
Preferred Securities	3,049,167	–	3,049,167	–
Money Market Funds	269,901,179	269,901,179	–	–
Total Investments in Securities:	$6,018,280,111	$5,775,289,056	$189,444,964	$53,546,091

Derivative Instruments:
Liabilities
Written Options	$(4,938,896)	$(4,938,896)	$–	$–

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure /	Value
Derivative Type
	Asset	Liability
Equity Risk
Written Options (a)	$–	$(4,938,896)
Total Value of Derivatives	$–	$(4,938,896)

(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):

United States of America	89.5%
United Kingdom	2.3%
Ireland	2.0%
Switzerland	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Financial Statements

Statement of Assets and Liabilities
June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,948,719) — See accompanying schedule:
Unaffiliated issuers (cost $4,812,009,535)	$5,748,378,932
Fidelity Central Funds (cost $269,901,179)	269,901,179
Total Investments (cost $5,081,910,714)		$6,018,280,111
Receivable for investments sold		2,257,843
Receivable for fund shares sold		1,107,272
Dividends receivable		10,963,458
Interest receivable		733,978
Distributions receivable from Fidelity Central Funds		62,241
Other receivables		6,102,100
Total assets		6,039,507,003

Liabilities
Payable to custodian bank	$1,018
Payable for investments purchased	231,262
Payable for fund shares redeemed	6,764,238
Accrued management fee	2,293,647
Distribution and service plan fees payable	379,979
Written options, at value (premium received $7,603,000)	4,938,896
Other affiliated payables	460,672
Other payables and accrued expenses	462,240
Collateral on securities loaned, at value	21,526,191
Total liabilities		37,058,143

Net Assets		$6,002,448,860
Net Assets consist of:
Paid in capital		$4,693,005,613
Undistributed net investment income		77,972,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		292,435,740
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		939,035,416
Net Assets		$6,002,448,860
Statement of Assets and Liabilities - continued
June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,635,483,041 ÷ 162,090,773 shares)	$22.43

Service Class:
Net Asset Value, offering price and redemption price per share ($353,011,747 ÷ 15,815,231 shares)	$22.32

Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,638,635,577 ÷ 74,655,957 shares)	$21.95

Investor Class:
Net Asset Value, offering price and redemption price per share ($375,318,495 ÷ 16,808,365 shares)	$22.33

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Financial Statements - continued

Statement of Operations
Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$101,560,452
Interest		3,253,323
Income from Fidelity Central Funds		339,953
Total income		105,153,728

Expenses
Management fee	$13,860,844
Transfer agent fees	2,201,972
Distribution and service plan fees	2,295,563
Accounting and security lending fees	568,125
Custodian fees and expenses	65,650
Independent trustees’ compensation	13,371
Appreciation in deferred trustee compensation account	58
Audit	43,650
Legal	8,804
Miscellaneous	24,370
Total expenses before reductions	19,082,407
Expense reductions	(217,687)	18,864,720
Net investment income (loss)		86,289,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	310,109,881
Foreign currency transactions	(48,789)
Written options	6,253,464
Total net realized gain (loss)		316,314,556
Change in net unrealized appreciation (depreciation) on:
Investment securities	(349,899,644)
Assets and liabilities in foreign currencies	69,191
Written options	5,467,321
Total change in net unrealized appreciation (depreciation)		(344,363,132)
Net gain (loss)		(28,048,576)
Net increase (decrease) in net assets resulting from operations		$58,240,432

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2015	December 31,
	(Unaudited)	2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,289,008	$182,361,728
Net realized gain (loss)	316,314,556	591,213,191
Change in net unrealized appreciation (depreciation)	(344,363,132)	(239,753,698)
Net increase (decrease) in net assets resulting from operations	58,240,432	533,821,221
Distributions to shareholders from net investment income	(4,976,869)	(173,173,144)
Distributions to shareholders from net realized gain	(528,686,493)	(87,899,582)
Total distributions	(533,663,362)	(261,072,726)
Share transactions - net increase (decrease)	184,549,156	(437,948,697)
Redemption fees	3,144	7,981
Total increase (decrease) in net assets	(290,870,630)	(165,192,221)

Net Assets
Beginning of period	6,293,319,490	6,458,511,711
End of period (including undistributed net investment income of $77,972,091 and distributions in excess of net investment income of $3,340,048, respectively)	$6,002,448,860	$6,293,319,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Financial Highlights – Initial Class

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013	2012		2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$24.30		$23.29		$19.94	$18.69		$19.02	$16.81
Income from Investment Operations
Net investment income (loss) E	.33		.71	H	.56	.59		.48	.30
Net realized and unrealized gain (loss)	(.13	)L	1.35		4.96	2.59		(.31)	2.24
Total from investment operations	.20		2.06		5.52	3.18		.17	2.54
Distributions from net investment income	(.02)		(.71)		(.60)	(.63	)I	(.50)	(.33)
Distributions from net realized gain	(2.05)		(.34)		(1.57)	(1.30	)I	–	–
Total distributions	(2.07)		(1.05)		(2.17)	(1.93)		(.50)	(.33)
Redemption fees added to paid in capital E,K	–		–		–	–		–	–
Net asset value, end of period	$22.43		$24.30		$23.29	$19.94		$18.69	$19.02
Total ReturnB, C, D	.97	%L	8.85%		28.15%	17.31%		.97%	15.15%
Ratios to Average Net Assets F, J
Expenses before reductions	.54	%A	.54%		.55%	.55%		.56%	.56%
Expenses net of fee waivers, if any	.54	%A	.54%		.54%	.55%		.55%	.55%
Expenses net of all reductions	.53	%A	.54%		.54%	.54%		.54%	.55%
Net investment income (loss)	2.87	%A	2.94	%H	2.43%	2.94%		2.48%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,635,483		$3,817,228		$3,947,728	$3,461,083		$3,345,762	$3,798,310
Portfolio turnover rateG	53	%A	40%		32%	48%		96%	29%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.
I	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Amount represents less than $.01 per share.
L	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .88%.

Financial Highlights – Service Class

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013	2012		2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$24.20		$23.20		$19.87	$18.63		$18.96	$16.75
Income from Investment Operations
Net investment income (loss) E	.32		.69	H	.53	.57		.46	.28
Net realized and unrealized gain (loss)	(.13	)M	1.34		4.94	2.57		(.31)	2.24
Total from investment operations	.19		2.03		5.47	3.14		.15	2.52
Distributions from net investment income	(.02)		(.68)		(.57)	(.60	)I	(.48)	(.31)
Distributions from net realized gain	(2.05)		(.34)		(1.57)	(1.30	)I	–	–
Total distributions	(2.07)		(1.03	)L	(2.14)	(1.90)		(.48)	(.31)
Redemption fees added to paid in capital E,K	–		–		–	–		–	–
Net asset value, end of period	$22.32		$24.20		$23.20	$19.87		$18.63	$18.96
Total ReturnB, C, D	.92	%M	8.74%		28.01%	17.19%		.86%	15.09%
Ratios to Average Net Assets F, J
Expenses before reductions	.64	%A	.64%		.65%	.65%		.66%	.66%
Expenses net of fee waivers, if any	.64	%A	.64%		.64%	.65%		.66%	.65%
Expenses net of all reductions	.63	%A	.64%		.64%	.64%		.64%	.65%
Net investment income (loss)	2.77	%A	2.84	%H	2.33%	2.84%		2.38%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$353,012		$369,024		$391,896	$350,493		$347,999	$414,431
Portfolio turnover rateG	53	%A	40%		32%	48%		96%	29%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.
I	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Amount represents less than $.01 per share.
L	Total distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share.
M	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been.83%.

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Highlights – Service Class 2

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013	2012		2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$23.85		$22.88		$19.62	$18.41		$18.75	$16.57
Income from Investment Operations
Net investment income (loss) E	.29		.64	H	.49	.53		.42	.25
Net realized and unrealized gain (loss)	(.12	)L	1.32		4.88	2.55		(.31)	2.21
Total from investment operations	.17		1.96		5.37	3.08		.11	2.46
Distributions from net investment income	(.02)		(.65)		(.54)	(.57	)I	(.45)	(.28)
Distributions from net realized gain	(2.05)		(.34)		(1.57)	(1.30	)I	–	–
Total distributions	(2.07)		(.99)		(2.11)	(1.87)		(.45)	(.28)
Redemption fees added to paid in capital E, K	–		–		–	–		–	–
Net asset value, end of period	$21.95		$23.85		$22.88	$19.62		$18.41	$18.75
Total ReturnB, C, D	.84	%L	8.57%		27.83%	17.05%		.66%	14.92%
Ratios to Average Net Assets F, J
Expenses before reductions	.79	%A	.79%		.80%	.80%		.81%	.81%
Expenses net of fee waivers, if any	.79	%A	.79%		.79%	.80%		.81%	.80%
Expenses net of all reductions	.78	%A	.79%		.79%	.79%		.80%	.80%
Net investment income (loss)	2.62	%A	2.69	% H	2.18%	2.69%		2.23%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,638,636		$1,702,854		$1,755,769	$1,560,856		$1,457,230	$1,619,356
Portfolio turnover rateG	53	%A	40%		32%	48%		96%	29%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%.
I	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Amount represents less than $.01 per share.
L	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .75%.

Financial Highlights – Investor Class

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014		2013	2012		2011	2010
Selected Per – Share Data
Net asset value, beginning of period	$24.21		$23.21		$19.89	$18.64		$18.97	$16.77
Income from Investment Operations
Net investment income (loss) E	.32		.69	H	.54	.57		.46	.28
Net realized and unrealized gain (loss)	(.13	)L	1.34		4.93	2.59		(.31)	2.23
Total from investment operations	.19		2.03		5.47	3.16		.15	2.51
Distributions from net investment income	(.02)		(.69)		(.58)	(.61	)I	(.48)	(.31)
Distributions from net realized gain	(2.05)		(.34)		(1.57)	(1.30	)I	–	–
Total distributions	(2.07)		(1.03)		(2.15)	(1.91)		(.48)	(.31)
Redemption fees added to paid in capital E,K	–		–		–	–		–	–
Net asset value, end of period	$22.33		$24.21		$23.21	$19.89		$18.64	$18.97
Total ReturnB, C, D	.92	%L	8.77%		27.99%	17.27%		.89%	15.04%
Ratios to Average Net Assets F, J
Expenses before reductions	.62	%A	.62%		.63%	.64%		.64%	.65%
Expenses net of fee waivers, if any	.62	%A	.62%		.62%	.64%		.64%	.64%
Expenses net of all reductions	.61	%A	.62%		.62%	.63%		.63%	.64%
Net investment income (loss)	2.79	%A	2.86	%H	2.35%	2.85%		2.39%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$375,318		$388,773		$351,139	$220,311		$178,499	$165,946
Portfolio turnover rateG	53	%A	40%		32%	48%		96%	29%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.
I	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Amount represents less than $.01 per share.
L	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .83%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

15	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

Semiannual Report	16

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, options transactions, certain conversion ratio adjustments, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,237,832,167
Gross unrealized depreciation	(311,438,852)
Net unrealized appreciation (depreciation) on securities and other investments	$926,393,315

Tax cost	$5,091,886,796

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

17	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption “Written Options.”

During the period, the Fund recognized net realized gain (loss) of $6,253,464 and a change in net unrealized appreciation (depreciation) of $5,467,321 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund’s written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	17,086	$1,503,953
Options Opened	190,593	17,483,921
Options Exercised	(42,927)	(4,208,444)
Options Closed	(56,374)	(1,732,890)
Options Expired	(24,710)	(5,443,540)
Outstanding at end of period	83,668	$7,603,000

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $1,563,614,583 and $1,844,869,628, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund’s average net assets.

Semiannual Report	18

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$181,782
Service Class 2	2,101,210
Service Class 2R	12,571	*
	$2,295,563

* For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$1,239,778
Service Class	120,233
Service Class 2	556,095
Service Class 2R	3,315	*
Investor Class	282,551
	$2,201,972

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,160 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $196,680.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,939 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,298,408. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $155,090, including $9,724 from securities loaned to FCM.

19	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $209,238 for the period.

In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $245.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund’s operating expenses, including certain Investor Class expenses during the period in the amount of $8,204.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015 A	Year ended December 31, 2014
From net investment income
Initial Class	$3,105,969	$107,336,069
Service Class	286,929	10,064,095
Service Class 2	1,271,704	44,643,796
Service Class 2R	11,545	416,261
Investor Class	300,722	10,712,923
Total	$4,976,869	$173,173,144
From net realized gain
Initial Class	$318,827,727	$53,100,552
Service Class	31,003,410	5,192,387
Service Class 2	145,044,871	24,163,154
Service Class 2R	1,316,715	208,074
Investor Class	32,493,770	5,235,415
Total	$528,686,493	$87,899,582

A All Service Class 2R shares were converted on April 30, 2015.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015A	Year ended December 31, 2014	Six months ended June 30, 2015A	Year ended December 31, 2014
Initial Class
Shares sold	1,182,749	3,745,247	$27,175,969	$90,278,141
Reinvestment of distributions	14,573,730	6,589,354	321,933,696	160,436,620
Shares redeemed	(10,753,748)	(22,744,482)	(245,786,179)	(547,118,347)
Net increase (decrease	5,002,731	(12,409,881)	$103,323,486	$(296,403,586)
Service Class
Shares sold	326,249	560,667	$7,418,581	$13,553,192
Reinvestment of distributions	1,422,935	629,390	31,290,339	15,256,482
Shares redeemed	(1,180,646)	(2,833,591)	(26,835,988)	(68,623,532)
Net increase (decrease	568,538	(1,643,534)	$11,872,932	$(39,813,858)
Service Class 2
Shares sold	2,817,486	4,230,671	$62,940,803	$100,211,368
Reinvestment of distributions	6,761,394	2,879,996	146,316,575	68,806,950
Shares redeemed	(6,319,356)	(12,454,297)	(141,435,309)	(296,579,008)
Net increase (decrease	3,259,524	(5,343,630)	$67,822,069	$(127,560,690)
Service Class 2R
Shares sold	44,755	205,262	$994,924	$4,868,639
Reinvestment of distributions	61,837	26,268	1,328,260	624,335
Shares redeemed	(758,460)	(106,535)	(16,752,939)	(2,539,192)
Net increase (decrease	(651,868)	124,995	$(14,429,755)	$2,953,782

Semiannual Report	20

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015A	Year ended December 31, 2014	Six months ended June 30, 2015A	Year ended December 31, 2014
Investor Class
Shares sold	511,967	1,906,050	$11,688,928	$45,905,466
Reinvestment of distributions	1,490,659	656,848	32,794,492	15,948,338
Shares redeemed	(1,253,145)	(1,632,275)	(28,522,996)	(38,978,149)
Net increase (decrease	749,481	930,623	$15,960,424	$22,875,655

A All Service Class 2R shares were converted on April 30, 2015.

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

21	Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers
FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report June 30, 2015

An example of shareholder expenses.

A summary of major shifts in the fund's investments over the past six months.

A complete list of the fund's investments with their market values.

Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2015
	Expense RatioB	January 1, 2015	June 30, 2015	to June 30, 2015
Initial Class	.63%
Actual		$1,000.00	$1,052.50	$3.21
HypotheticalA		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,051.80	$3.71
HypotheticalA		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,050.90	$4.47
HypotheticalA		$1,000.00	$1,020.43	$4.41
Investor Class	.71%
Actual		$1,000.00	$1,051.90	$3.61
HypotheticalA		$1,000.00	$1,021.27	$3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015

	% of fund’s net assets	% of fund’s net assets 6 months ago
Global Payments, Inc.	1.4	1.2
Polaris Industries, Inc.	1.3	0.8
G-III Apparel Group Ltd.	1.2	1.0
Textron, Inc.	1.2	1.2
Electronic Arts, Inc.	1.1	0.9
Cardinal Health, Inc.	1.1	1.2
CBRE Group, Inc.	1.1	1.0
Jones Lang LaSalle, Inc.	1.1	0.9
FedEx Corp.	1.0	1.1
Total System Services, Inc.	1.0	0.9
	11.5
Top Five Market Sectors as of June 30, 2015

	% of fund’s net assets	% of fund’s net assets 6 months ago
Information Technology	23.9	25.1
Consumer Discretionary	18.5	16.7
Financials	18.2	15.5
Industrials	15.5	17.2
Health Care	13.8	13.3

Asset Allocation (% of fund's net assets)

As of June 30, 2015*	As of December 31, 2014**

† Amount not included in the pie chart

Semiannual Report	4

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value

CONSUMER DISCRETIONARY – 18.5%
Auto Components – 1.3%
Delphi Automotive PLC	349,761	$29,761,163
Gentex Corp.	2,387,192	39,197,693
Johnson Controls, Inc.	272,700	13,506,831
Modine Manufacturing Co. (a)	147,000	1,577,310
Tenneco, Inc. (a)	177,476	10,194,221
Visteon Corp. (a)	233,022	24,462,650
		118,699,868
Diversified Consumer Services – 0.3%
Houghton Mifflin Harcourt Co. (a)	896,064	22,580,813
ServiceMaster Global Holdings, Inc.	213,200	7,711,444
		30,292,257
Hotels, Restaurants & Leisure – 3.1%
Brinker International, Inc.	656,667	37,856,853
Buffalo Wild Wings, Inc. (a)	89,100	13,961,079
DineEquity, Inc.	701,100	69,471,999
Jubilant Foodworks Ltd. (a)	75,070	2,193,994
Las Vegas Sands Corp.	486,788	25,590,445
Panera Bread Co. Class A (a)	99,518	17,392,761
Texas Roadhouse, Inc. Class A	981,200	36,726,316
Wyndham Worldwide Corp.	993,200	81,353,012
		284,546,459
Household Durables – 3.7%
Ethan Allen Interiors, Inc.	10,400	273,936
Harman International Industries, Inc.	142,805	16,985,227
Jarden Corp. (a)	1,400,250	72,462,938
Lennar Corp. Class A	1,547,400	78,979,296
NVR, Inc. (a)	48,214	64,606,760
PulteGroup, Inc.	3,361,600	67,736,240
Toll Brothers, Inc. (a)	145,900	5,571,921
Whirlpool Corp.	165,999	28,726,127
		335,342,445
Internet & Catalog Retail – 0.0%
Etsy, Inc. (d)	31,800	446,790
Leisure Products – 1.6%
Brunswick Corp.	545,500	27,744,130
Polaris Industries, Inc.	777,119	115,099,095
		142,843,225
Media – 1.0%
AMC Networks, Inc. Class A (a)	357,600	29,269,560
Interpublic Group of Companies, Inc.	2,216,085	42,703,958
Naspers Ltd. Class N	62,800	9,781,851
News Corp. Class A (a)	601,000	8,768,590
		90,523,959
Multiline Retail – 0.9%
Dollar Tree, Inc. (a)	1,089,900	86,091,201
Specialty Retail – 2.9%
AutoZone, Inc. (a)	50,232	33,499,721
Dick's Sporting Goods, Inc.	539,200	27,914,384
Foot Locker, Inc.	725,887	48,641,688

	Shares	Value

GNC Holdings, Inc.	728,500	$32,403,680
L Brands, Inc.	132,400	11,350,652
Party City Holdco, Inc.	37,700	764,179
Signet Jewelers Ltd.	345,643	44,325,258
TJX Companies, Inc.	598,300	39,589,511
Urban Outfitters, Inc. (a)	403,100	14,108,500
Williams-Sonoma, Inc.	159,000	13,080,930
		265,678,503
Textiles, Apparel & Luxury Goods – 3.7%
Deckers Outdoor Corp. (a)	574,200	41,325,174
G-III Apparel Group Ltd. (a)	1,575,466	110,834,033
Hanesbrands, Inc.	2,653,500	88,414,620
Page Industries Ltd.	21,178	5,036,498
PVH Corp.	344,500	39,686,400
Ralph Lauren Corp.	269,500	35,671,020
VF Corp.	214,276	14,943,608
		335,911,353

TOTAL CONSUMER DISCRETIONARY		1,690,376,060

CONSUMER STAPLES – 2.5%
Beverages – 0.7%
C&C Group PLC	1,427,368	5,595,015
Dr. Pepper Snapple Group, Inc.	788,225	57,461,603
		63,056,618
Food & Staples Retailing – 1.2%
CVS Health Corp.	626,847	65,743,713
Kroger Co.	587,600	42,606,876
		108,350,589
Food Products – 0.6%
Archer Daniels Midland Co.	204,154	9,844,306
Britannia Industries Ltd. (a)	16,320	709,450
Bunge Ltd.	448,288	39,359,686
Ingredion, Inc.	80,805	6,449,047
		56,362,489

TOTAL CONSUMER STAPLES		227,769,696

ENERGY – 3.1%
Energy Equipment & Services – 1.3%
Baker Hughes, Inc.	264,581	16,324,648
Dril-Quip, Inc. (a)	479,600	36,089,900
Ensco PLC Class A	218,900	4,874,903
Halliburton Co.	815,100	35,106,357
Oceaneering International, Inc.	569,700	26,542,323
		118,938,131
Oil, Gas & Consumable Fuels – 1.8%
Apache Corp.	368,196	21,219,135
Chesapeake Energy Corp. (d)	97,800	1,092,426
Cimarex Energy Co.	308,252	34,003,278
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued

	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Energen Corp.	42,803	$2,923,445
EOG Resources, Inc.	113,300	9,919,415
Newfield Exploration Co. (a)	558,100	20,158,572
Phillips 66 Co.	238,285	19,196,240
Suncor Energy, Inc.	1,791,100	49,330,536
Teekay Tankers Ltd.	86,000	568,460
Western Refining, Inc.	149,200	6,508,104
		164,919,612

TOTAL ENERGY		283,857,743

FINANCIALS – 18.1%
Banks – 4.8%
Boston Private Financial Holdings, Inc.	1,733,516	23,246,450
CIT Group, Inc.	260,200	12,096,698
Comerica, Inc.	787,529	40,415,988
Commerce Bancshares, Inc.	781,380	36,545,143
CVB Financial Corp.	351,000	6,181,110
First Citizen Bancshares, Inc.	44,300	11,652,672
First Commonwealth Financial Corp.	1,170,400	11,224,136
First Republic Bank	250,700	15,801,621
Hilltop Holdings, Inc. (a)	236,300	5,692,467
Huntington Bancshares, Inc.	4,660,916	52,714,960
Investors Bancorp, Inc.	2,269,200	27,911,160
Lakeland Financial Corp.	594,046	25,763,775
M&T Bank Corp.	253,500	31,669,755
PacWest Bancorp	353,093	16,510,629
Prosperity Bancshares, Inc.	259,000	14,954,660
Regions Financial Corp.	2,885,400	29,892,744
SunTrust Banks, Inc.	936,165	40,273,818
UMB Financial Corp.	547,200	31,201,344
		433,749,130
Capital Markets – 3.3%
Ameriprise Financial, Inc.	578,413	72,261,136
E*TRADE Financial Corp. (a)	156,600	4,690,170
Invesco Ltd.	1,284,700	48,163,403
Lazard Ltd. Class A	845,545	47,553,451
LPL Financial (d)	197,200	9,167,828
Raymond James Financial, Inc.	768,095	45,763,100
Stifel Financial Corp. (a)	142,300	8,216,402
The Blackstone Group LP	1,374,335	56,169,071
Virtus Investment Partners, Inc.	76,800	10,156,800
		302,141,361
Consumer Finance – 1.4%
American Express Co.	97,889	7,607,933
Capital One Financial Corp.	423,400	37,246,498
SLM Corp. (a)	6,986,900	68,960,703
Springleaf Holdings, Inc. (a)	339,500	15,586,445
		129,401,579

	Shares	Value

Diversified Financial Services – 1.2%
CRISIL Ltd.	84,555	$2,574,970
McGraw Hill Financial, Inc.	830,030	83,376,514
Moody's Corp.	167,900	18,126,484
		104,077,968
Insurance – 3.9%
AFLAC, Inc.	728,900	45,337,580
Bajaj Finserv Ltd. (a)	58,922	1,420,342
Brown & Brown, Inc.	83,400	2,740,524
First American Financial Corp.	1,354,700	50,408,387
Hiscox Ltd.	1,744,960	23,003,437
Marsh & McLennan Companies, Inc.	1,183,484	67,103,543
Primerica, Inc.	551,820	25,212,656
Principal Financial Group, Inc.	1,141,700	58,557,793
Reinsurance Group of America, Inc.	664,958	63,084,565
The Chubb Corp.	214,300	20,388,502
The Travelers Companies, Inc.	9,000	869,940
		358,127,269
Real Estate Investment Trusts – 0.2%
American Realty Capital Properties, Inc.	552,800	4,494,264
Digital Realty Trust, Inc.	111,100	7,408,148
Mid-America Apartment Communities, Inc.	121,300	8,831,853
SL Green Realty Corp.	8,400	923,076
		21,657,341
Real Estate Management & Development – 2.2%
CBRE Group, Inc. (a)	2,651,523	98,106,351
Colliers International Group, Inc.	21,215	816,353
Jones Lang LaSalle, Inc.	569,560	97,394,760
		196,317,464
Thrifts & Mortgage Finance – 1.1%
Beneficial Bancorp, Inc. (a)	366,162	4,573,363
BofI Holding, Inc. (a)	200,900	21,237,139
Essent Group Ltd. (a)	1,549,000	42,365,150
Housing Development Finance Corp. Ltd.	349,130	7,121,498
Ladder Capital Corp. Class A	1,444,799	25,067,263
		100,364,413

TOTAL FINANCIALS		1,645,836,525

HEALTH CARE – 13.8%
Biotechnology – 0.3%
United Therapeutics Corp. (a)	148,100	25,761,995
Health Care Equipment & Supplies – 3.6%
Boston Scientific Corp. (a)	4,406,303	77,991,563
DENTSPLY International, Inc.	895,600	46,168,180
Hologic, Inc. (a)	2,055,024	78,214,213
Steris Corp. (d)	1,214,900	78,288,156
Zimmer Biomet Holdings, Inc.	475,300	51,917,019
		332,579,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks – continued

	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – 4.6%
Cardinal Health, Inc.	1,205,947	$100,877,467
Community Health Systems, Inc. (a)	502,200	31,623,534
DaVita HealthCare Partners, Inc. (a)	814,700	64,744,209
HCA Holdings, Inc. (a)	815,935	74,021,623
Laboratory Corp. of America Holdings (a)	77,500	9,394,550
McKesson Corp.	389,150	87,484,812
Molina Healthcare, Inc. (a)	32,400	2,277,720
Omnicare, Inc.	493,922	46,552,149
		416,976,064
Health Care Technology – 0.6%
Inovalon Holdings, Inc. Class A (d)	32,300	901,170
MedAssets, Inc. (a)	2,525,000	55,701,500
		56,602,670
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	682,806	26,342,655
Bruker Corp. (a)	577,300	11,782,693
Thermo Fisher Scientific, Inc.	584,663	75,865,871
		113,991,219
Pharmaceuticals – 3.4%
Allergan PLC (a)	242,945	73,724,090
Baxalta, Inc. (a)	87,700	2,801,138
Catalent, Inc. (a)	61,300	1,797,929
Endo Health Solutions, Inc. (a)	396,800	31,605,120
Horizon Pharma PLC (a)	555,400	19,294,596
Jazz Pharmaceuticals PLC (a)	385,871	67,940,307
Mallinckrodt PLC (a)	363,550	42,797,106
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,149,056	67,909,210
		307,869,496

TOTAL HEALTH CARE		1,253,780,575

INDUSTRIALS – 15.5%
Aerospace & Defense – 2.4%
Curtiss-Wright Corp.	487,448	35,310,733
Esterline Technologies Corp. (a)	238,248	22,714,564
Huntington Ingalls Industries, Inc.	239,800	26,999,082
Rockwell Collins, Inc.	334,583	30,898,740
Textron, Inc.	2,382,981	106,352,442
		222,275,561
Air Freight & Logistics – 1.0%
FedEx Corp.	547,711	93,329,954
Airlines – 1.4%
Allegiant Travel Co.	49,900	8,876,212

	Shares	Value

Southwest Airlines Co.	798,400	$26,419,056
Spirit Airlines, Inc. (a)	1,470,413	91,312,647
		126,607,915
Building Products – 0.4%
A.O. Smith Corp.	207,800	14,957,444
Apogee Enterprises, Inc.	148,171	7,799,721
Lennox International, Inc.	123,556	13,305,746
		36,062,911
Commercial Services & Supplies – 0.8%
Copart, Inc. (a)	111,100	3,941,828
G&K Services, Inc. Class A	203,000	14,035,420
Herman Miller, Inc.	303,600	8,783,148
HNI Corp.	209,077	10,694,289
KAR Auction Services, Inc.	321,282	12,015,947
Knoll, Inc.	417,300	10,445,019
Republic Services, Inc.	325,613	12,754,261
		72,669,912
Construction & Engineering – 1.2%
EMCOR Group, Inc.	995,928	47,575,481
Granite Construction, Inc.	20,336	722,131
Jacobs Engineering Group, Inc. (a)	953,155	38,717,156
Quanta Services, Inc. (a)	890,121	25,653,287
		112,668,055
Electrical Equipment – 0.1%
AMETEK, Inc.	185,500	10,161,690
Industrial Conglomerates – 0.5%
Roper Industries, Inc.	268,786	46,354,834
Machinery – 5.0%
AGCO Corp. (d)	751,800	42,687,204
Caterpillar, Inc.	244,165	20,710,075
Colfax Corp. (a)(d)	504,000	23,259,600
Cummins, Inc.	214,675	28,163,213
Deere & Co.	367,800	35,694,990
IDEX Corp.	17,500	1,375,150
Illinois Tool Works, Inc.	483,267	44,359,078
Ingersoll-Rand PLC	572,645	38,607,726
Manitowoc Co., Inc.	882,579	17,298,548
Mueller Industries, Inc.	719,904	24,995,067
Rexnord Corp. (a)	2,588,634	61,894,239
Snap-On, Inc.	327,400	52,138,450
Stanley Black & Decker, Inc.	50,200	5,283,048
Valmont Industries, Inc.	168,481	20,027,336
Wabtec Corp.	116,660	10,994,038
Woodward, Inc.	533,007	29,310,055
		456,797,817
Professional Services – 0.9%
CEB, Inc.	192,000	16,715,520
Dun & Bradstreet Corp.	506,605	61,805,810
		78,521,330
Road & Rail – 1.3%
ArcBest Corp.	503,600	16,014,480

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued

	Shares	Value

INDUSTRIALS – continued
Road & Rail – continued
Con-way, Inc.	1,432,565	$54,967,519
CSX Corp.	193,000	6,301,450
J.B. Hunt Transport Services, Inc.	41,100	3,373,899
Old Dominion Freight Lines, Inc. (a)	66,100	4,534,791
Saia, Inc. (a)	764,405	30,033,472
Swift Transporation Co. (a)	270,878	6,140,804
		121,366,415
Trading Companies & Distributors – 0.5%
Air Lease Corp. Class A	877,484	29,746,708
Misumi Group, Inc.	775,200	11,008,682
		40,755,390

TOTAL INDUSTRIALS		1,417,571,784

INFORMATION TECHNOLOGY – 23.9%
Communications Equipment – 1.3%
Brocade Communications Systems, Inc.	868,403	10,316,628
CommScope Holding Co., Inc. (a)	1,237,490	37,755,820
F5 Networks, Inc. (a)	558,854	67,258,079
Juniper Networks, Inc.	248,662	6,457,752
		121,788,279
Electronic Equipment & Components – 4.0%
Arrow Electronics, Inc. (a)	688,880	38,439,504
Avnet, Inc.	849,130	34,907,734
Belden, Inc.	761,100	61,824,153
CDW Corp.	2,103,220	72,098,382
IPG Photonics Corp. (a)(d)	76,900	6,549,958
Jabil Circuit, Inc.	260,900	5,554,561
Keysight Technologies, Inc. (a)	365,453	11,398,479
Methode Electronics, Inc. Class A	773,900	21,243,555
TE Connectivity Ltd.	854,666	54,955,024
Trimble Navigation Ltd. (a)	1,560,500	36,609,330
Zebra Technologies Corp. Class A (a)	178,400	19,811,320
		363,392,000
Internet Software & Services – 0.5%
Google, Inc. Class C	66,602	34,667,007
Tencent Holdings Ltd.	549,000	10,978,097
		45,645,104
IT Services – 9.2%
Alliance Data Systems Corp. (a)	239,090	69,799,935
Blackhawk Network Holdings, Inc. (a)	627,194	25,840,393
Broadridge Financial Solutions, Inc.	327,703	16,388,427
Cognizant Technology Solutions Corp. Class A (a)	31,100	1,899,899
Euronet Worldwide, Inc. (a)	1,228,577	75,803,201
EVERTEC, Inc.	971,493	20,634,511
Fidelity National Information Services, Inc.	1,308,677	80,876,239
Fiserv, Inc. (a)	922,814	76,436,684

	Shares	Value

FleetCor Technologies, Inc. (a)	387,240	$60,432,674
Genpact Ltd. (a)	2,845,288	60,689,993
Global Payments, Inc.	1,252,488	129,569,882
Maximus, Inc.	440,900	28,980,357
The Western Union Co.	1,514,148	30,782,629
Total System Services, Inc.	2,193,410	91,618,736
Vantiv, Inc. (a)	142,100	5,426,799
Visa, Inc. Class A	412,800	27,719,520
Xerox Corp.	2,866,449	30,499,017
		833,398,896
Semiconductors & Semiconductor Equipment – 4.6%
Altera Corp.	566,200	28,989,440
Atmel Corp.	4,240,633	41,791,438
Broadcom Corp. Class A	983,300	50,630,117
Cree, Inc. (a)	31,200	812,136
Freescale Semiconductor, Inc. (a)	1,576,318	63,005,430
Intersil Corp. Class A	709,008	8,869,690
Microchip Technology, Inc.	193,675	9,185,037
NVIDIA Corp.	1,598,633	32,148,510
NXP Semiconductors NV (a)	850,323	83,501,719
PMC-Sierra, Inc. (a)	4,932,150	42,219,204
Qorvo, Inc. (a)	547,200	43,923,744
Semtech Corp. (a)	536,900	10,657,465
		415,733,930
Software – 3.5%
Activision Blizzard, Inc.	1,350,700	32,700,447
Cadence Design Systems, Inc. (a)	2,987,500	58,734,250
Electronic Arts, Inc. (a)	1,565,690	104,118,385
Fair Isaac Corp.	71,400	6,481,692
Intuit, Inc.	232,097	23,388,415
Parametric Technology Corp. (a)	957,241	39,266,026
Rovi Corp. (a)	252,097	4,020,947
Synopsys, Inc. (a)	1,032,049	52,273,282
		320,983,444
Technology Hardware, Storage & Peripherals – 0.8%
EMC Corp.	1,519,239	40,092,717
SanDisk Corp.	313,100	18,228,682
Super Micro Computer, Inc. (a)	547,409	16,192,358
		74,513,757

TOTAL INFORMATION TECHNOLOGY	.	2,175,455,410

MATERIALS – 3.8%
Chemicals – 3.0%
Albemarle Corp. U.S.	538,356	29,754,936
Ashland, Inc.	86,126	10,498,759
Cytec Industries, Inc.	1,332,266	80,642,061
Eastman Chemical Co.	568,800	46,539,216
Ferro Corp. (a)	1,648,609	27,663,659
Methanex Corp.	255,500	14,262,178
PolyOne Corp.	972,760	38,103,009
Potash Corp. of Saskatchewan, Inc.	69,300	2,146,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Common Stocks – continued

	Shares	Value

MATERIALS – continued
Chemicals – continued
PPG Industries, Inc.	8,000	$917,760
Praxair, Inc.	198,500	23,730,675
		274,258,389
Containers & Packaging – 0.1%
Aptargroup, Inc.	189,630	12,092,705
Metals & Mining – 0.3%
B2Gold Corp. (a)	6,418,500	9,815,320
Constellium NV (a)	927,364	10,970,716
New Gold, Inc. (a)	2,039,120	5,469,217
		26,255,253
Paper & Forest Products – 0.4%
Boise Cascade Co. (a)	859,564	31,528,808

TOTAL MATERIALS		344,135,155

UTILITIES – 0.6%
Electric Utilities – 0.4%
Exelon Corp.	1,057,800	33,236,076
OGE Energy Corp.	295,000	8,428,150
		41,664,226
Independent Power and Renewable Electricity Producers – 0.1%
Dynegy, Inc. (a)	203,400	5,949,450
Multi-Utilities – 0.1%
CMS Energy Corp.	160,519	5,110,925
NiSource, Inc.	67,721	3,087,400
		8,198,325

TOTAL UTILITIES		55,812,001

TOTAL COMMON STOCKS
(Cost $7,380,467,619)		9,094,594,949
Nonconvertible Preferred Stocks – 0.1%

	Shares	Value

FINANCIALS – 0.1%
Capital Markets – 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	$10,534,007

Money Market Funds – 0.9%

Fidelity Cash Central Fund, 0.15% (b)	6,263,686	6,263,686
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	77,293,150	77,293,150

TOTAL MONEY MARKET FUNDS
(Cost $83,556,836)	.	83,556,836

TOTAL INVESTMENT PORTFOLIO – 100.8%
(Cost $7,472,383,155)		9,188,685,792

NET OTHER ASSETS (LIABILITIES) – (0.8)%		(68,687,115)

NET ASSETS – 100%		$9,119,998,677

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,757
Fidelity Securities Lending Cash Central Fund	150,393
Total	$154,150

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,690,376,060	$1,690,376,060	$–	$–
Consumer Staples	227,769,696	227,769,696	–	–
Energy	283,857,743	283,857,742	1	–
Financials	1,656,370,532	1,656,370,532	–	–
Health Care	1,253,780,575	1,253,780,575	–	–
Industrials	1,417,571,784	1,417,571,784	–	–
Information Technology	2,175,455,410	2,164,477,313	10,978,097	–
Materials	344,135,155	344,135,155	–	–
Utilities	55,812,001	55,812,001	–	–
Money Market Funds	83,556,836	83,556,836	–	–
Total Investments in Securities:	$9,188,685,792	$9,177,707,694	$10,978,098	$–

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):

United States of America	88.3%
Bermuda	4.1%
Ireland	3.2%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,327,407) – See accompanying schedule:
Unaffiliated issuers (cost $7,388,826,319)	$9,105,128,956
Fidelity Central Funds (cost $83,556,836)	83,556,836
Total Investments (cost $7,472,383,155)		$9,188,685,792
Cash		59,723
Receivable for investments sold		37,776,737
Receivable for fund shares sold		2,350,908
Dividends receivable		6,492,186
Distributions receivable from Fidelity Central Funds		36,157
Other receivables		124,800
Total assets		9,235,526,303

Liabilities
Payable for investments purchased	$24,314,300
Payable for fund shares redeemed	7,469,751
Accrued management fee	4,250,299
Distribution and service plan fees payable	1,412,379
Other affiliated payables	656,438
Other payables and accrued expenses	131,309
Collateral on securities loaned, at value	77,293,150
Total liabilities		115,527,626

Net Assets		$9,119,998,677
Net Assets consist of:
Paid in capital		$7,208,487,450
Undistributed net investment income		14,208,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		181,037,086
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,716,265,736
Net Assets		$9,119,998,677
Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,530,570,399 ÷ 43,647,639 shares)	$35.07

Service Class:
Net Asset Value, offering price and redemption price per share ($625,303,788 ÷ 17,974,241 shares)	$34.79

Service Class 2:
Net Asset Value, offering price and redemption price per share ($6,391,900,507 ÷ 187,263,550 shares)	$34.13

Investor Class:
Net Asset Value, offering price and redemption price per share ($572,223,983 ÷ 16,398,866 shares)	$34.89

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$51,792,927
Income from Fidelity Central Funds		154,150
Total income		51,947,077

Expenses
Management fee	$25,165,861
Transfer agent fees	3,251,621
Distribution and service plan fees	8,430,578
Accounting and security lending fees	634,469
Custodian fees and expenses	53,146
Independent trustees' compensation	19,040
Audit	35,012
Legal	10,343
Interest	8,568
Miscellaneous	33,647
Total expenses before reductions	37,642,285
Expense reductions	(13,442)	37,628,843
Net investment income (loss)		14,318,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	213,568,328
Foreign currency transactions	94,637
Total net realized gain (loss)		213,662,965
Change in net unrealized appreciation (depreciation) on:
Investment securities	230,145,027
Assets and liabilities in foreign currencies	279
Total change in net unrealized appreciation (depreciation)		230,145,306
Net gain (loss)		443,808,271
Net increase (decrease) in net assets resulting from operations		$458,126,505

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,318,234	$14,348,386
Net realized gain (loss)	213,662,965	1,118,713,559
Change in net unrealized appreciation (depreciation)	230,145,306	(608,445,007)
Net increase (decrease) in net assets resulting from operations	458,126,505	524,616,938
Distributions to shareholders from net investment income	–	(6,886,171)
Distributions to shareholders from net realized gain	(1,063,824,830)	(212,967,306)
Total distributions	(1,063,824,830)	(219,853,477)
Share transactions - net increase (decrease)	692,778,512	(445,133,654)
Total increase (decrease) in net assets	87,080,187	(140,370,193)

Net Assets
Beginning of period	9,032,918,490	9,173,288,683
End of period (including undistributed net investment income of $14,208,405 and distributions in excess of net investment income of $109,829, respectively)	$9,119,998,677	$9,032,918,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Financial Highlights – Initial Class

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014	2013	2012		2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$37.68		$36.39	$30.55	$29.08		$32.69	$25.54
Income from Investment Operations
Net investment income (loss) E	.09		.13	.18	.29		.08	.11
Net realized and unrealized gain (loss)	1.70		2.11	10.57	3.99		(3.55)	7.24
Total from investment operations	1.79		2.24	10.75	4.28		(3.47)	7.35
Distributions from net investment income	–		(.10)	(.19)	(.20	)H	(.08)	(.11)
Distributions from net realized gain	(4.40)		(.85)	(4.72)	(2.61	)H	(.06)	(.09)
Total distributions	(4.40)		(.95)	(4.91)	(2.81)		(.14)	(.20)
Net asset value, end of period	$35.07		$37.68	$36.39	$30.55		$29.08	$32.69
Total ReturnB,C,D	5.25%		6.29%	36.23%	14.83%		(10.61)%	28.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.63	%A	.64%	.64%	.65%		.66%	.66%
Expenses net of fee waivers, if any	.63	%A	.64%	.64%	.65%		.66%	.66%
Expenses net of all reductions	.63	%A	.63%	.63%	.63%		.65%	.66%
Net investment income (loss)	.50	%A	.35%	.52%	.90%		.25%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,530,570		$1,476,171	$1,489,788	$1,217,359		$1,085,843	$1,372,063
Portfolio turnover rateG	22	%A, J	142%	132%	187%		84%	25%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights – Service Class

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014	2013	2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$37.44		$36.16	$30.39	$28.93		$32.52		$25.40
Income from Investment Operations
Net investment income (loss) E	.07		.09	.15	.25		.05		.08
Net realized and unrealized gain (loss)	1.68		2.10	10.49	3.98		(3.54)		7.21
Total from investment operations	1.75		2.19	10.64	4.23		(3.49)		7.29
Distributions from net investment income	–		(.06)	(.15)	(.16	)H	(.05)		(.08)
Distributions from net realized gain	(4.40)		(.85)	(4.72)	(2.61	)H	(.06)		(.09)
Total distributions	(4.40)		(.91)	(4.87)	(2.77)		(.10	)K	(.17)
Net asset value, end of period	$34.79		$37.44	$36.16	$30.39		$28.93		$32.52
Total ReturnB,C,D	5.18%		6.20%	36.06%	14.75%		(10.72)%		28.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.73	%A	.74%	.74%	.75%		.76%		.76%
Expenses net of fee waivers, if any	.73	%A	.74%	.74%	.75%		.76%		.76%
Expenses net of all reductions	.73	%A	.73%	.73%	.73%		.75%		.75%
Net investment income (loss)	.40	%A	.25%	.42%	.80%		.15%		.30%
Supplemental Data
Net assets, end of period (000 omitted)	$625,304		$622,227	$638,612	$525,875		$566,560		$749,636
Portfolio turnover rateG	22	%A, J	142%	132%	187%		84%		25%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	The portfolio turnover rate does not include the assets acquired in the merger.
K	Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Financial Highlights – Service Class 2

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014	2013	2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$36.84		$35.60	$29.98	$28.58		$32.13		$25.10
Income from Investment Operations
Net investment income (loss) E	.04		.04	.09	.20		–	L	.04
Net realized and unrealized gain (loss)	1.65		2.06	10.35	3.93		(3.49)		7.12
Total from investment operations	1.69		2.10	10.44	4.13		(3.49)		7.16
Distributions from net investment income	–		(.01)	(.10)	(.12	)I	(.01)		(.04)
Distributions from net realized gain	(4.40)		(.85)	(4.72)	(2.61	)I	(.06)		(.09)
Total distributions	(4.40)		(.86)	(4.82)	(2.73)		(.06	)M	(.13)
Net asset value, end of period	$34.13		$36.84	$35.60	$29.98		$28.58		$32.13
Total ReturnB, C, D	5.09%		6.03%	35.87%	14.56%		(10.85)%		28.57%
Ratios to Average Net Assets F, J
Expenses before reductions	.88	%A	.88%	.89%	.90%		.91%		.91%
Expenses net of fee waivers, if any	.88	%A	.88%	.89%	.90%		.91%		.91%
Expenses net of all reductions	.88	%A	.88%	.88%	.88%		.90%		.90%
Net investment income (loss)	.25	%A	.10%	.27%	.65%		–	%H	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$6,391,901		$6,431,011	$6,574,623	$5,335,565		$4,888,475		$5,507,254
Portfolio turnover rateG	22	%A, K	142%	132%	187%		84%		25%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Amount represents less than .01%.
I	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	The portfolio turnover rate does not include the assets acquired in the merger.
L	Amount represents less than $.01 per share.
M	Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights – Investor Class

	Six months ended
	June 30, 2015		Years ended December 31,
	(Unaudited)		2014	2013	2012		2011		2010
Selected Per-Share Data
Net asset value, beginning of period	$37.53		$36.25	$30.46	$29.00		$32.60		$25.47
Income from Investment Operations
Net investment income (loss) E	.07		.10	.15	.26		.05		.09
Net realized and unrealized gain (loss)	1.69		2.10	10.52	3.98		(3.54)		7.22
Total from investment operations	1.76		2.20	10.67	4.24		(3.49)		7.31
Distributions from net investment income	–		(.07)	(.16)	(.17	)I	(.06)		(.09)
Distributions from net realized gain	(4.40)		(.85)	(4.72)	(2.61	)I	(.06)		(.09)
Total distributions	(4.40)		(.92)	(4.88)	(2.78)		(.11	)H	(.18)
Net asset value, end of period	$34.89		$37.53	$36.25	$30.46		$29.00		$32.60
Total ReturnB, C, D	5.19%		6.20%	36.08%	14.74%		(10.70)%		28.76%
Ratios to Average Net Assets F, J
Expenses before reductions	.71	%A	.72%	.73%	.74%		.74%		.75%
Expenses net of fee waivers, if any	.71	%A	.72%	.72%	.74%		.74%		.74%
Expenses net of all reductions	.71	%A	.71%	.71%	.72%		.73%		.74%
Net investment income (loss)	.42	%A	.27%	.44%	.82%		.17%		.32%
Supplemental Data
Net assets, end of period (000 omitted)	$572,224		$503,509	$470,265	$312,004		$314,362		$355,842
Portfolio turnover rateG	22	%A, K	142%	132%	187%		84%		25%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Calculated based on average shares outstanding during the period.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H	Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.
I	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

15	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,961,574,032
Gross unrealized depreciation	(260,660,003)
Net unrealized appreciation (depreciation) on securities	$1,700,914,029

Tax cost	$7,487,771,763

Semiannual Report	16

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $982,388,518 and $1,424,415,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$317,978
Service Class 2	8,112,600
$8,430,578

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$501,400
Service Class	210,377
Service Class 2	2,142,529
Investor Class	397,315
$3,251,621

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,667 for the period.

17	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan	Weighted Average	Interest
Borrower or Lender	Balance	Interest Rate	Expense
Borrower	$6,948,235.34%		$4,392

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,061 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $150,393. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,291,133. The weighted average interest rate was .60%. The interest expense amounted to $4,176 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,028 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor class expenses, during the period in the amount of $11,354.

Semiannual Report	18

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$–	$3,774,917
Service Class	–	990,351
Service Class 2	–	1,215,921
Investor Class	–	904,982
Total	$–	$6,886,171
From net realized gain
Initial Class	$171,199,367	$34,174,917
Service Class	73,142,668	14,603,745
Service Class 2	760,753,605	153,016,366
Investor Class	58,729,190	11,172,278
Total	$1,063,824,830	$212,967,306

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	2,178,993	3,868,698	$77,010,481	$141,786,603
Issued in exchange for the shares of VIP Growth Strategies Portfolio	360,771	–	12,767,680	–
Reinvestment of distributions	5,087,648	1,054,394	171,199,367	37,949,834
Shares redeemed	(3,151,844)	(6,692,546)	(111,616,504)	(244,766,127)
Net increase (decrease)	4,475,568	(1,769,454)	$149,361,024	$(65,029,690)
Service Class
Shares sold	698,053	1,246,174	$24,802,945	$45,087,196
Issued in exchange for the shares of VIP Growth Strategies Portfolio	2,365	–	83,060	–
Reinvestment of distributions	2,190,556	437,179	73,142,668	15,594,096
Shares redeemed	(1,537,250)	(2,725,033)	(54,142,537)	(98,952,997)
Net increase (decrease)	1,353,724	(1,041,680)	$43,886,136	$(38,271,705)
Service Class 2
Shares sold	3,839,016	12,121,569	$132,898,425	$436,064,579
Issued in exchange for the shares of VIP Growth Strategies Portfolio	219,579	–	7,566,682	–
Reinvestment of distributions	23,207,859	4,408,382	760,753,605	154,232,287
Shares redeemed	(14,575,278)	(26,657,188)	(503,762,964)	(947,962,455)
Net increase (decrease)	12,691,176	(10,127,237)	$397,455,748	(357,665,589)
Investor Class
Shares sold	702,262	1,116,739	$24,691,077	$40,550,127
Issued in exchange for the shares of VIP Growth Strategies Portfolio	1,289,847	–	45,428,423	–
Reinvestment of distributions	1,753,634	336,975	58,729,190	12,077,260
Shares redeemed	(761,758)	(1,012,211)	(26,773,086)	(36,794,057)
Net increase (decrease)	2,983,985	441,503	$102,075,604	$15,833,330

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

19	Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Growth Strategies Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $65,845,845, including securities of $65,918,670 and unrealized appreciation of $3,990,039 were combined with the Fund's net assets of $9,322,211,254 for total net assets after the acquisition of $9,388,057,099.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$14,389,852
Total net realized gain (loss)	221,899,594
Total change in net unrealized appreciation (depreciation)	225,403,391
Net increase (decrease) in net assets resulting from operations	$461,692,837

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Semiannual Report	20

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FMR Investment Management (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-VYFID         (0615-081915)

Semi-Annual Report
June 30, 2015
Classes ADV, I, S, S2 and T
Voya Partners, Inc.
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Voya Solution Aggressive Portfolio

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Voya Solution Balanced Portfolio

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Voya Solution Conservative Portfolio

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Voya Solution Income Portfolio

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Voya Solution Moderately Aggressive Portfolio

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Voya Solution Moderately Conservative Portfolio

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Voya Solution 2015 Portfolio

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Voya Solution 2020 Portfolio

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Voya Solution 2025 Portfolio

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Voya Solution 2030 Portfolio

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Voya Solution 2035 Portfolio

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Voya Solution 2040 Portfolio

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Voya Solution 2045 Portfolio

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Voya Solution 2050 Portfolio

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Voya Solution 2055 Portfolio

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Voya Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond  —  2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,029.70	0.67%	$3.37	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,031.70	0.17	0.86	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,030.30	0.42	2.11	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,030.50	0.57	2.87	1,000.00	1,021.97	0.57	2.86
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,019.90	0.65%	$3.26	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,022.90	0.15	0.75	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,021.50	0.40	2.00	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,020.60	0.55	2.76	1,000.00	1,022.07	0.55	2.76
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,008.10	0.60%	$2.99	$1,000.00	$1,021.82	0.60%	$3.01
Class I	1,000.00	1,010.60	0.10	0.50	1,000.00	1,024.30	0.10	0.50
Class S	1,000.00	1,009.80	0.35	1.74	1,000.00	1,023.06	0.35	1.76
Class S2	1,000.00	1,009.00	0.50	2.49	1,000.00	1,022.32	0.50	2.51
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,007.80	0.63%	$3.14	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,011.00	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,010.20	0.38	1.89	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,008.70	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,007.50	0.83	4.13	1,000.00	1,020.68	0.83	4.16
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,025.30	0.69%	$3.46	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	1,028.00	0.19	0.96	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,025.90	0.44	2.21	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	1,025.90	0.59	2.96	1,000.00	1,021.87	0.59	2.96
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,014.40	0.66%	$3.30	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,016.60	0.16	0.80	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,015.00	0.41	2.05	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,014.20	0.56	2.80	1,000.00	1,022.02	0.56	2.81
Voya Solution 2015 Portfolio
Class ADV	$1,000.00	$1,010.70	0.66%	$3.29	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,012.90	0.16	0.80	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,012.20	0.41	2.05	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,011.70	0.56	2.79	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	1,009.70	0.86	4.29	1,000.00	1,020.53	0.86	4.31
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$1,017.90	0.63%	$3.15	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,020.70	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,020.00	0.38	1.90	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,018.60	0.53	2.65	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,017.10	0.83	4.15	1,000.00	1,020.68	0.83	4.16
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,021.80	0.65%	$3.26	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,024.40	0.15	0.75	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,023.10	0.40	2.01	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,022.80	0.55	2.76	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,020.70	0.85	4.26	1,000.00	1,020.58	0.85	4.26
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,025.10	0.68%	$3.41	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,029.00	0.18	0.91	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,025.60	0.43	2.16	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,025.10	0.58	2.91	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,023.60	0.88	4.42	1,000.00	1,020.43	0.88	4.41
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,028.70	0.68%	$3.42	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,031.10	0.18	0.91	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,029.90	0.43	2.16	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,029.20	0.58	2.92	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,027.40	0.88	4.42	1,000.00	1,020.43	0.88	4.41
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,030.20	0.68%	$3.42	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,033.20	0.18	0.91	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,031.30	0.43	2.17	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,030.80	0.58	2.92	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,029.00	0.88	4.43	1,000.00	1,020.43	0.88	4.41
5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,028.70	0.69%	$3.47	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	1,031.70	0.19	0.96	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,029.80	0.44	2.21	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	1,029.70	0.59	2.97	1,000.00	1,021.87	0.59	2.96
Class T	1,000.00	1,028.30	0.89	4.48	1,000.00	1,020.38	0.89	4.46
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,028.80	0.69%	$3.47	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	1,031.70	0.19	0.96	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,030.50	0.44	2.22	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	1,029.40	0.59	2.97	1,000.00	1,021.87	0.59	2.96
Class T	1,000.00	1,028.80	0.89	4.48	1,000.00	1,020.38	0.89	4.46
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,028.70	0.70%	$3.52	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,031.10	0.20	1.01	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	1,029.90	0.45	2.26	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	1,029.40	0.60	3.02	1,000.00	1,021.82	0.60	3.01
Class T	1,000.00	1,027.40	0.90	4.52	1,000.00	1,020.33	0.90	4.51
Voya Solution 2060 Portfolio(1)
Class ADV	$1,000.00	$1,023.00	0.73%	$2.87	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,025.00	0.23	0.91	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,024.00	0.48	1.89	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,024.00	0.63	2.48	1,000.00	1,021.67	0.63	3.16
Class T	1,000.00	1,023.00	0.93	3.66	1,000.00	1,020.18	0.93	4.66

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was February 9, 2015. Expenses paid for the actual Portfolio’s return reflect the 142-day period ended June 30, 2015.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$5,339,787	$49,055,367	$16,143,152	$149,954,905
Investments in unaffiliated underlying funds at fair value**	358,126	3,132,184	1,339,057	9,592,932
Total investments at fair value	$5,697,913	$52,187,551	$17,482,209	$159,547,837
Cash	7,164	44,509	18,360	154,837
Receivables:
Fund shares sold	5,725	24,444	56,879	194,109
Dividends	667	32,833	17,637	122,881
Prepaid expenses	13	189	63	632
Reimbursement due from manager	600	7,381	3,432	22,242
Other assets	—	441	142	3,899
Total assets	5,712,082	52,297,348	17,578,722	160,046,437
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	5,633	48,525	71,351	271,998
Payable for fund shares redeemed	—	3	20	18,676
Payable for investment management fees	970	9,294	3,151	28,226
Payable for distribution and shareholder service fees	1,687	16,781	5,981	45,214
Payable to trustees under the deferred compensation plan (Note 6)	—	441	142	3,899
Payable for trustee fees	22	265	89	827
Other accrued expenses and liabilities	6,881	13,077	6,665	24,675
Total liabilities	15,193	88,386	87,399	393,515
NET ASSETS	$5,696,889	$52,208,962	$17,491,323	$159,652,922
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$5,425,512	$44,372,569	$16,731,993	$148,602,971
Undistributed net investment income	95,076	1,539,858	535,613	4,800,114
Accumulated net realized gain	227,243	4,819,271	492,948	5,791,968
Net unrealized appreciation (depreciation)	(50,942)	1,477,264	(269,231)	457,869
NET ASSETS	$5,696,889	$52,208,962	$17,491,323	$159,652,922
* Cost of investments in affiliated underlying funds	$5,394,254	$47,530,771	$16,389,627	$149,345,558
** Cost of investments in unaffiliated underlying funds	$354,601	$3,179,516	$1,361,813	$9,744,410
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$2,477,062	$27,620,013	$11,065,594	$78,696,583
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	198,400	2,563,060	984,559	6,723,577
Net asset value and redemption price per share	$12.49	$10.78	$11.24	$11.70
Class I
Net assets	$111,629	$45,415	$12,238	$22,938,511
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,782	4,074	1,071	1,913,745
Net asset value and redemption price per share	$12.71	$11.15	$11.42	$11.99
Class S
Net assets	$2,946,743	$23,971,838	$6,065,593	$53,878,010
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	233,827	2,193,894	535,501	4,535,766
Net asset value and redemption price per share	$12.60	$10.93	$11.33	$11.88
Class S2
Net assets	$161,455	$571,696	$347,898	$4,046,607
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,909	52,508	30,876	348,900
Net asset value and redemption price per share	$12.51	$10.89	$11.27	$11.60
Class T
Net assets	n/a	n/a	n/a	$93,211
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	7,663
Net asset value and redemption price per share	n/a	n/a	n/a	$12.16
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2015 Portfolio	Voya Solution 2020 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$30,329,940	$40,707,697	$500,026,702	$727,755
Investments in unaffiliated underlying funds at fair value**	3,209,020	2,632,180	15,687,054	33,019
Total investments at fair value	$33,538,960	$43,339,877	$515,713,756	$760,774
Cash	44,803	51,695	443,147	396
Receivables:
Investments in affiliated underlying funds sold	—	11,732	328,950	—
Fund shares sold	35,621	9,176	301,670	—
Dividends	17,012	34,009	320,512	444
Prepaid expenses	118	169	2,176	3
Reimbursement due from manager	3,412	6,279	41,364	3,149
Other assets	241	393	12,899	—
Total assets	33,640,167	43,453,330	517,164,474	764,766
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	45,133	27,419	472,217	345
Payable for fund shares redeemed	100	20,128	471,325	1
Payable for investment management fees	6,113	7,728	89,173	122
Payable for distribution and shareholder service fees	11,525	13,715	133,912	286
Payable to trustees under the deferred compensation plan (Note 6)	241	393	12,899	—
Payable for trustee fees	168	225	2,721	3
Other accrued expenses and liabilities	8,112	15,494	93,457	1,705
Total liabilities	71,392	85,102	1,275,704	2,462
NET ASSETS	$33,568,775	$43,368,228	$515,888,770	$762,304
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$27,871,302	$39,047,409	$457,996,134	$730,389
Undistributed net investment income	945,861	1,332,736	17,024,967	15,600
Accumulated net realized gain	3,925,559	2,935,615	39,617,943	22,449
Net unrealized appreciation (depreciation)	826,053	52,468	1,249,726	(6,134)
NET ASSETS	$33,568,775	$43,368,228	$515,888,770	$762,304
* Cost of investments in affiliated underlying funds	$29,562,575	$40,613,698	$497,975,623	$734,038
** Cost of investments in unaffiliated underlying funds	$3,150,332	$2,673,711	$16,488,407	$32,870
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2015 Portfolio	Voya Solution 2020 Portfolio
Class ADV
Net assets	$21,659,234	$21,860,862	$200,787,939	$746,350
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,621,664	2,062,307	16,385,323	56,966
Net asset value and redemption price per share	$13.36	$10.60	$12.25	$13.10
Class I
Net assets	$84,933	$38,509	$85,894,905	$4,020
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,246	3,485	6,853,080	302
Net asset value and redemption price per share	$13.60	$11.05	$12.53	$13.31
Class S
Net assets	$10,853,021	$20,583,880	$211,888,885	$4,006
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	805,571	1,900,662	17,062,161	302
Net asset value and redemption price per share	$13.47	$10.83	$12.42	$13.27
Class S2
Net assets	$971,587	$884,977	$16,588,621	$3,973
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	72,188	82,402	1,370,223	302
Net asset value and redemption price per share	$13.46	$10.74	$12.11	$13.15
Class T
Net assets	n/a	n/a	$728,420	$3,955
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	58,564	302
Net asset value and redemption price per share	n/a	n/a	$12.44	$13.09
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,063,421,953	$314,295	$972,367,781	$775,949
Investments in unaffiliated underlying funds at fair value**	56,338,450	22,477	62,333,684	65,241
Total investments at fair value	$1,119,760,403	$336,772	$1,034,701,465	$841,190
Cash	500,365	29	659,187	479
Receivables:
Investments in affiliated underlying funds sold	66,007	—	—	—
Fund shares sold	529,581	—	606,109	—
Dividends	693,155	216	557,233	342
Prepaid expenses	4,345	—	3,863	2
Reimbursement due from manager	83,563	3,567	54,293	2,186
Other assets	20,868	—	17,595	—
Total assets	1,121,658,287	340,584	1,036,599,745	844,199
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	666,879	151	821,502	179
Payable for fund shares redeemed	439,137	—	121,764	1
Payable for investment management fees	197,244	60	184,113	152
Payable for distribution and shareholder service fees	275,141	107	240,410	346
Payable to trustees under the deferred compensation plan (Note 6)	20,868	—	17,595	—
Payable for trustee fees	5,725	1	5,237	4
Other accrued expenses and liabilities	143,501	2,620	122,426	980
Total liabilities	1,748,495	2,939	1,513,047	1,662
NET ASSETS	$1,119,909,792	$337,645	$1,035,086,698	$842,537
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$914,400,962	$317,663	$814,197,332	$785,353
Undistributed net investment income	36,332,397	5,921	32,945,899	19,530
Accumulated net realized gain	132,995,276	15,733	140,119,890	41,046
Net unrealized appreciation (depreciation)	36,181,157	(1,672)	47,823,577	(3,392)
NET ASSETS	$1,119,909,792	$337,645	$1,035,086,698	$842,537
* Cost of investments in affiliated underlying funds	$1,027,470,809	$315,752	$925,464,973	$780,776
** Cost of investments in unaffiliated underlying funds	$56,108,437	$22,692	$61,412,915	$63,806
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio
Class ADV
Net assets	$397,748,581	$250,011	$338,006,635	$823,877
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,333,400	17,497	24,858,214	53,704
Net asset value and redemption price per share	$13.11	$14.29	$13.60	$15.34
Class I
Net assets	$220,116,133	$74,578	$238,269,430	$4,708
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,372,101	5,127	17,108,071	302
Net asset value and redemption price per share	$13.44	$14.55	$13.93	$15.58
Class S
Net assets	$469,676,541	$4,378	$432,624,090	$4,682
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	35,317,279	303	31,377,134	302
Net asset value and redemption price per share	$13.30	$14.43	$13.79	$15.49
Class S2
Net assets	$31,477,388	$4,342	$25,285,897	$4,651
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,423,948	303	1,888,176	302
Net asset value and redemption price per share	$12.99	$14.31	$13.39	$15.39
Class T
Net assets	$891,149	$4,336	$900,646	$4,619
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	66,800	303	64,937	302
Net asset value and redemption price per share	$13.34	$14.30	$13.87	$15.28
See Accompanying Notes to Financial Statements
12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$660,631,134	$400,842	$116,059,485	$14,023
Investments in unaffiliated underlying funds at fair value**	57,326,149	34,065	9,257,645	1,198
Total investments at fair value	$717,957,283	$434,907	$125,317,130	$15,221
Cash	410,394	392	71,540	178
Receivables:
Fund shares sold	364,090	31	170,427	—
Dividends	225,666	135	30,648	4
Prepaid expenses	2,686	1	378	—
Prepaid offering expense	—	—	—	7,705
Reimbursement due from manager	34,637	1,728	5,575	—
Other assets	11,154	—	709	—
Total assets	719,005,910	437,194	125,596,407	23,108
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	162,955	81	160,794	1
Payable for fund shares redeemed	274,286	—	14,745	—
Payable for investment management fees	130,344	79	22,337	3
Payable to investment adviser (Note 8)	—	—	—	4,619
Payable for distribution and shareholder service fees	161,235	178	28,376	5
Payable to trustees under the deferred compensation plan (Note 6)	11,154	—	709	—
Payable for trustee fees	3,635	2	590	—
Other accrued expenses and liabilities	90,616	764	12,738	3,071
Total liabilities	834,225	1,104	240,289	7,699
NET ASSETS	$718,171,685	$436,090	$125,356,118	$15,409
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$540,528,312	$405,103	$106,530,030	$15,050
Undistributed net investment income	21,579,162	9,726	3,113,328	9
Accumulated net realized gain	119,481,676	23,100	13,495,297	189
Net unrealized appreciation (depreciation)	36,582,535	(1,839)	2,217,463	161
NET ASSETS	$718,171,685	$436,090	$125,356,118	$15,409
* Cost of investments in affiliated underlying funds	$625,305,661	$403,087	$114,066,529	$13,844
** Cost of investments in unaffiliated underlying funds	$56,069,087	$33,659	$9,033,138	$1,216
See Accompanying Notes to Financial Statements
13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
Class ADV
Net assets	$219,703,090	$417,291	$41,863,925	$3,080
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,701,753	27,125	2,851,493	301
Net asset value and redemption price per share	$13.99	$15.38	$14.68	$10.23
Class I
Net assets	$179,735,324	$4,741	$31,608,493	$3,086
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,534,759	303	2,115,874	301
Net asset value and redemption price per share	$14.34	$15.63	$14.94	$10.25
Class S
Net assets	$303,002,609	$4,717	$48,983,041	$3,083
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,380,562	303	3,309,010	301
Net asset value and redemption price per share	$14.17	$15.55	$14.80	$10.24
Class S2
Net assets	$15,331,055	$4,676	$2,894,138	$3,082
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,103,966	303	196,518	301
Net asset value and redemption price per share	$13.89	$15.41	$14.73	$10.24
Class T
Net assets	$399,607	$4,665	$6,521	$3,078
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,226	303	445	301
Net asset value and redemption price per share	$14.16	$15.38	$14.64	$10.23
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,037	$249,852	$140,931	$1,000,367
Dividends from unaffiliated underlying funds	1,934	22,795	9,396	70,598
Total investment income	9,971	272,647	150,327	1,070,965
EXPENSES:
Investment management fees(1)	3,389	37,890	12,814	117,529
Distribution and shareholder service fees:
Class ADV	6,252	70,728	28,753	203,498
Class S	2,140	29,479	7,478	68,702
Class S2	270	1,696	829	10,436
Class T	—	—	—	347
Transfer agent fees	25	71	138	883
Administrative service fees(1)	1,343	17,378	5,898	54,943
Shareholder reporting expense	573	2,353	1,086	6,154
Professional fees	3,667	6,516	4,527	12,417
Custody and accounting expense	155	1,810	588	5,973
Trustee fees	66	795	270	2,481
Miscellaneous expense	893	3,342	3,497	6,285
Total expenses	18,773	172,058	65,878	489,648
Net waived and reimbursed fees	(6,447)	(30,576)	(19,916)	(100,232)
Net expenses	12,326	141,482	45,962	389,416
Net investment income (loss)	(2,355)	131,165	104,365	681,549
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	901	(71,485)	(38,373)	(206,663)
Capital gain distributions from affiliated underlying funds	36,542	268,460	23,653	253,789
Foreign currency related transactions	—	110	37	273
Futures	—	72,343	24,113	225,101
Sale of affiliated underlying funds	19,216	797,133	101,605	1,218,007
Net realized gain	56,659	1,066,561	111,035	1,490,507
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	48,867	(64,579)	(50,127)	(297,542)
Unaffiliated underlying funds	(2,696)	(96,061)	(27,523)	(306,155)
Foreign currency related transactions	—	(267)	(89)	(832)
Futures	—	27,424	9,141	85,319
Net change in unrealized appreciation (depreciation)	46,171	(133,483)	(68,598)	(519,210)
Net realized and unrealized gain	102,830	933,078	42,437	971,297
Increase in net assets resulting from operations	$100,475	$1,064,243	$146,802	$1,652,846

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2015 Portfolio	Voya Solution 2020 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$108,277	$278,611	$3,059,404	$3,180
Dividends from unaffiliated underlying funds	21,246	19,330	153,068	227
Total investment income	129,523	297,941	3,212,472	3,407
EXPENSES:
Investment management fees(1)	25,085	32,103	380,866	445
Distribution and shareholder service fees:
Class ADV	52,593	55,349	531,373	1,618
Class S	14,131	27,088	280,352	5
Class S2	2,133	2,183	42,077	11
Class T	—	—	3,075	15
Transfer agent fees	152	83	423	154
Administrative service fees(1)	10,963	14,913	181,267	216
Shareholder reporting expense	1,991	2,896	9,180	995
Professional fees	5,249	6,389	51,904	3,394
Custody and accounting expense	1,448	1,358	21,165	54
Trustee fees	503	676	8,161	10
Miscellaneous expense	2,895	3,630	14,536	3,070
Total expenses	117,143	146,668	1,524,379	9,987
Net waived and reimbursed fees	(16,919)	(26,401)	(241,124)	(7,910)
Net expenses	100,224	120,267	1,283,255	2,077
Net investment income	29,299	177,674	1,929,217	1,330
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	(39,429)	(58,931)	(160,336)	(2,077)
Capital gain distributions from affiliated underlying funds	205,094	201,951	840,515	3,749
Foreign currency related transactions	73	91	(816)	—
Futures	48,231	65,659	715,012	—
Sale of affiliated underlying funds	656,678	654,319	7,290,469	1,208
Net realized gain	870,647	863,089	8,684,844	2,880
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(10,525)	(308,860)	(2,723,477)	4,287
Unaffiliated underlying funds	(80,317)	(82,623)	(1,333,861)	1,749
Foreign currency related transactions	(178)	(238)	(1,126)	—
Futures	18,283	24,377	298,617	—
Net change in unrealized appreciation (depreciation)	(72,737)	(367,344)	(3,759,847)	6,036
Net realized and unrealized gain	797,910	495,745	4,924,997	8,916
Increase in net assets resulting from operations	$827,209	$673,419	$6,854,214	$10,246

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,989,225	$1,192	$3,415,495	$2,289
Dividends from unaffiliated underlying funds	462,480	203	677,780	436
Total investment income	5,451,705	1,395	4,093,275	2,725
EXPENSES:
Investment management fees(1)	813,856	183	777,985	550
Distribution and shareholder service fees:
Class ADV	1,036,563	535	873,114	1,933
Class S	593,143	5	539,655	5
Class S2	82,321	11	69,130	11
Class T	3,334	16	3,350	17
Transfer agent fees	709	157	597	98
Administrative service fees(1)	376,779	78	342,976	254
Shareholder reporting expense	20,815	996	19,005	81
Professional fees	56,326	3,394	51,374	3,711
Custody and accounting expense	44,690	145	40,165	91
Trustee fees	17,173	4	15,712	12
Miscellaneous expense	30,331	3,799	26,478	2,821
Total expenses	3,076,040	9,323	2,759,541	9,584
Net waived and reimbursed fees	(511,980)	(8,516)	(342,114)	(6,899)
Net expenses	2,564,060	807	2,417,427	2,685
Net investment income	2,887,645	588	1,675,848	40
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	(2,225,205)	(207)	1,405,290	(2,020)
Capital gain distributions from affiliated underlying funds	6,775,919	1,709	6,361,523	6,717
Foreign currency related transactions	(1,487)	—	(1,164)	—
Futures	1,460,654	—	1,315,628	—
Sale of affiliated underlying funds	23,456,337	(174)	21,506,884	1,335
Net realized gain	29,466,218	1,328	30,588,161	6,032
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(6,206,130)	1,915	1,495,042	14,232
Unaffiliated underlying funds	(571,473)	(398)	(4,024,872)	1,439
Foreign currency related transactions	(2,320)	—	(2,079)	—
Futures	615,516	—	551,527	—
Net change in unrealized appreciation (depreciation)	(6,164,407)	1,517	(1,980,382)	15,671
Net realized and unrealized gain	23,301,811	2,845	28,607,779	21,703
Increase in net assets resulting from operations	$26,189,456	$3,433	$30,283,627	$21,743

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
17

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
				February 9, 2015(2) to June 30, 2015
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,868,104	$1,110	$268,873	$34
Dividends from unaffiliated underlying funds	373,440	215	57,391	8
Total investment income	2,241,544	1,325	326,264	42
EXPENSES:
Investment management fees(1)	535,951	284	87,577	10
Distribution and shareholder service fees:
Class ADV	570,806	992	100,004	5
Class S	377,897	5	57,302	3
Class S2	41,736	11	7,397	6
Class T	1,468	17	22	8
Transfer agent fees	487	89	421	92
Administrative service fees(1)	237,939	134	37,694	3
Shareholder reporting expense	17,195	74	4,344	495
Professional fees	36,345	3,707	10,136	2,942
Custody and accounting expense	28,417	72	3,620	140
Trustee fees	10,902	6	1,770	—
Offering expense	—	—	—	4,795
Miscellaneous expense	21,173	2,724	3,120	2,100
Interest expense	55	—	—	—
Total expenses	1,880,371	8,115	313,407	10,599
Net waived and reimbursed fees	(203,731)	(6,693)	(32,705)	(10,566)
Net expenses	1,676,640	1,422	280,702	33
Net investment income (loss)	564,904	(97)	45,562	9
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	(686,598)	(773)	(149,153)	5
Capital gain distributions from affiliated underlying funds	6,055,290	3,590	993,290	128
Foreign currency related transactions	(811)	—	(129)	—
Futures	913,862	—	145,956	—
Sale of affiliated underlying funds	14,420,370	1,139	1,375,605	56
Net realized gain	20,702,113	3,956	2,365,569	189
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,126,725	6,517	791,828	179
Unaffiliated underlying funds	(1,655,992)	253	(195,614)	(18)
Foreign currency related transactions	(1,447)	—	(207)	—
Futures	383,936	—	54,848	—
Net change in unrealized appreciation (depreciation)	(146,778)	6,770	650,855	161
Net realized and unrealized gain	20,555,335	10,726	3,016,424	350
Increase in net assets resulting from operations	$21,120,239	$10,629	$3,061,986	$359

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(2)
Commencement of operations.

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$(2,355)	$25,345	$131,165	$624,261
Net realized gain	56,659	242,971	1,066,561	4,803,411
Net change in unrealized appreciation (depreciation)	46,171	(121,360)	(133,483)	(2,271,831)
Increase in net assets resulting from operations	100,475	146,956	1,064,243	3,155,841
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,127)	—	(492,698)
Class I	—	(8)	—	(26)
Class S	—	(6,284)	—	(459,274)
Class S2	—	(167)	—	(11,001)
Net realized gains:
Class ADV	—	(8,033)	—	(1,838,481)
Class I	—	(19)	—	(75)
Class S	—	(6,844)	—	(1,500,747)
Class S2	—	(213)	—	(44,553)
Total distributions	—	(28,695)	—	(4,346,855)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,632,280	2,928,113	3,081,659	6,599,193
Reinvestment of distributions	—	28,695	—	4,346,855
	2,632,280	2,956,808	3,081,659	10,946,048
Cost of shares redeemed	(700,375)	(538,538)	(3,995,887)	(9,181,670)
Net increase (decrease) in net assets resulting from capital share transactions	1,931,905	2,418,270	(914,228)	1,764,378
Net increase in net assets	2,032,380	2,536,531	150,015	573,364
NET ASSETS:
Beginning of year or period	3,664,509	1,127,978	52,058,947	51,485,583
End of year or period	$5,696,889	$3,664,509	$52,208,962	$52,058,947
Undistributed net investment income at end of year or period	$95,076	$97,431	$1,539,858	$1,408,693

See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$104,365	$296,721	$681,549	$2,650,486
Net realized gain	111,035	647,752	1,490,507	9,170,858
Net change in unrealized appreciation (depreciation)	(68,598)	(221,695)	(519,210)	(1,965,788)
Increase in net assets resulting from operations	146,802	722,778	1,652,846	9,855,556
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(258,110)	—	(2,029,424)
Class I	—	(98)	—	(696,238)
Class S	—	(148,024)	—	(1,510,514)
Class S2	—	(7,699)	—	(99,007)
Class T	—	—	—	(2,437)
Net realized gains:
Class ADV	—	(454,228)	—	—
Class I	—	(143)	—	—
Class S	—	(238,082)	—	—
Class S2	—	(13,060)	—	—
Total distributions	—	(1,119,444)	—	(4,337,620)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,506,457	2,917,160	11,713,583	22,799,864
Reinvestment of distributions	—	1,119,445	—	4,337,620
	1,506,457	4,036,605	11,713,583	27,137,484
Cost of shares redeemed	(1,877,388)	(3,264,309)	(22,150,857)	(51,121,212)
Net increase (decrease) in net assets resulting from capital share transactions	(370,931)	772,296	(10,437,274)	(23,983,728)
Net increase (decrease) in net assets	(224,129)	375,630	(8,784,428)	(18,465,792)
NET ASSETS:
Beginning of year or period	17,715,452	17,339,822	168,437,350	186,903,142
End of year or period	$17,491,323	$17,715,452	$159,652,922	$168,437,350
Undistributed net investment income at end of year or period	$535,613	$431,248	$4,800,114	$4,118,565

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$29,299	$302,350	$177,674	$648,845
Net realized gain	870,647	3,774,720	863,089	2,924,891
Net change in unrealized appreciation (depreciation)	(72,737)	(2,144,827)	(367,344)	(1,195,117)
Increase in net assets resulting from operations	827,209	1,932,243	673,419	2,378,619
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(281,227)	—	(448,243)
Class I	—	(78)	—	(29)
Class S	—	(199,025)	—	(528,003)
Class S2	—	(13,714)	—	(15,919)
Net realized gains:
Class ADV	—	(1,312,300)	—	(1,274,824)
Class I	—	(282)	—	(66)
Class S	—	(818,999)	—	(1,329,118)
Class S2	—	(51,669)	—	(42,168)
Total distributions	—	(2,677,294)	—	(3,638,370)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,494,110	7,817,156	3,334,332	8,005,489
Reinvestment of distributions	—	2,677,295	—	3,638,370
	3,494,110	10,494,451	3,334,332	11,643,859
Cost of shares redeemed	(2,949,045)	(6,656,733)	(5,528,444)	(12,099,886)
Net increase (decrease) in net assets resulting from capital share transactions	545,065	3,837,718	(2,194,112)	(456,027)
Net increase (decrease) in net assets	1,372,274	3,092,667	(1,520,693)	(1,715,778)
NET ASSETS:
Beginning of year or period	32,196,501	29,103,834	44,888,921	46,604,699
End of year or period	$33,568,775	$32,196,501	$43,368,228	$44,888,921
Undistributed net investment income at end of year or period	$945,861	$916,562	$1,332,736	$1,155,062

See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2015 Portfolio		Voya Solution 2020 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,929,217	$8,667,920	$1,330	$5,818
Net realized gain	8,684,844	41,924,839	2,880	28,077
Net change in unrealized appreciation (depreciation)	(3,759,847)	(16,262,558)	6,036	(13,548)
Increase in net assets resulting from operations	6,854,214	34,330,201	10,246	20,347
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(5,512,203)	—	(390)
Class I	—	(2,540,676)	—	—
Class S	—	(6,403,046)	—	—
Class S2	—	(431,326)	—	—
Class T	—	(26,433)	—	—
Net realized gains:
Class ADV	—	(1,531,277)	—	(1,614)
Class I	—	(558,445)	—	(11)
Class S	—	(1,572,429)	—	(12)
Class S2	—	(116,006)	—	(11)
Class T	—	(9,084)	—	(11)
Total distributions	—	(18,700,925)	—	(2,049)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,794,444	60,199,484	132,620	612,209
Reinvestment of distributions	—	18,700,925	—	2,049
	30,794,444	78,900,409	132,620	614,258
Cost of shares redeemed	(90,423,373)	(200,218,289)	(27,620)	(3,935)
Net increase (decrease) in net assets resulting from capital share transactions	(59,628,929)	(121,317,880)	105,000	610,323
Net increase (decrease) in net assets	(52,774,715)	(105,688,604)	115,246	628,621
NET ASSETS:
Beginning of year or period	568,663,485	674,352,089	647,058	18,437
End of year or period	$515,888,770	$568,663,485	$762,304	$647,058
Undistributed net investment income at end of year or period	$17,024,967	$15,095,750	$15,600	$14,270

See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2025 Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$2,887,645	$14,147,140	$588	$1,771
Net realized gain	29,466,218	133,853,533	1,328	18,000
Net change in unrealized appreciation (depreciation)	(6,164,407)	(82,456,837)	1,517	(5,697)
Increase in net assets resulting from operations	26,189,456	65,543,836	3,433	14,074
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,770,543)	—	(374)
Class I	—	(5,167,433)	—	—
Class S	—	(9,839,537)	—	—
Class S2	—	(626,978)	—	—
Class T	—	(51,109)	—	—
Net realized gains:
Class ADV	—	(22,007,158)	—	(1,930)
Class I	—	(11,058,574)	—	(30)
Class S	—	(23,887,292)	—	(31)
Class S2	—	(1,695,494)	—	(31)
Class T	—	(153,305)	—	(31)
Total distributions	—	(82,257,423)	—	(2,427)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	72,226,409	137,902,204	166,718	267,213
Reinvestment of distributions	—	82,257,423	—	2,425
	72,226,409	220,159,627	166,718	269,638
Cost of shares redeemed	(133,464,247)	(348,688,179)	(6,164)	(127,607)
Net increase (decrease) in net assets resulting from capital share transactions	(61,237,838)	(128,528,552)	160,554	142,031
Net increase (decrease) in net assets	(35,048,382)	(145,242,139)	163,987	153,678
NET ASSETS:
Beginning of year or period	1,154,958,174	1,300,200,313	173,658	19,980
End of year or period	$1,119,909,792	$1,154,958,174	$337,645	$173,658
Undistributed net investment income at end of year or period	$36,332,397	$33,444,752	$5,921	$5,333

See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,675,848	$11,799,947	$40	$5,456
Net realized gain	30,588,161	139,950,207	6,032	49,057
Net change in unrealized appreciation (depreciation)	(1,980,382)	(92,469,894)	15,671	(22,406)
Increase in net assets resulting from operations	30,283,627	59,280,260	21,743	32,107
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(6,802,252)	—	(346)
Class I	—	(5,095,144)	—	—
Class S	—	(8,668,342)	—	—
Class S2	—	(579,632)	—	—
Class T	—	(35,193)	—	—
Net realized gains:
Class ADV	—	(32,474,750)	—	(2,368)
Class I	—	(18,565,782)	—	(16)
Class S	—	(35,967,415)	—	(16)
Class S2	—	(2,623,213)	—	(16)
Class T	—	(193,251)	—	(17)
Total distributions	—	(111,004,974)	—	(2,779)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	80,283,953	133,124,882	126,110	802,761
Reinvestment of distributions	—	111,004,974	—	2,779
	80,283,953	244,129,856	126,110	805,540
Cost of shares redeemed	(116,607,285)	(306,797,936)	(24,512)	(136,869)
Net increase (decrease) in net assets resulting from capital share transactions	(36,323,332)	(62,668,080)	101,598	668,671
Net increase (decrease) in net assets	(6,039,705)	(114,392,794)	123,341	697,999
NET ASSETS:
Beginning of year or period	1,041,126,403	1,155,519,197	719,196	21,197
End of year or period	$1,035,086,698	$1,041,126,403	$842,537	$719,196
Undistributed net investment income at end of year or period	$32,945,899	$31,270,051	$19,530	$19,490

See Accompanying Notes to Financial Statements
24

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$564,904	$5,939,457	$(97)	$2,536
Net realized gain	20,702,113	120,946,019	3,956	26,439
Net change in unrealized appreciation (depreciation)	(146,778)	(82,592,079)	6,770	(12,063)
Increase in net assets resulting from operations	21,120,239	44,293,397	10,629	16,912
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,656,571)	—	(322)
Class I	—	(3,392,204)	—	—
Class S	—	(5,059,363)	—	—
Class S2	—	(283,975)	—	—
Class T	—	(15,222)	—	—
Net realized gains:
Class ADV	—	(25,471,735)	—	(2,393)
Class I	—	(17,512,336)	—	(33)
Class S	—	(30,526,941)	—	(34)
Class S2	—	(1,899,842)	—	(33)
Class T	—	(117,244)	—	(33)
Total distributions	—	(87,935,433)	—	(2,848)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	60,413,425	114,754,136	64,598	343,577
Reinvestment of distributions	—	87,935,433	—	2,848
	60,413,425	202,689,569	64,598	346,425
Cost of shares redeemed	(84,003,318)	(234,645,609)	(12,487)	(8,517)
Net increase (decrease) in net assets resulting from capital share transactions	(23,589,893)	(31,956,040)	52,111	337,908
Net increase (decrease) in net assets	(2,469,654)	(75,598,076)	62,740	351,972
NET ASSETS:
Beginning of year or period	720,641,339	796,239,415	373,350	21,378
End of year or period	$718,171,685	$720,641,339	$436,090	$373,350
Undistributed net investment income at end of year or period	$21,579,162	$21,014,258	$9,726	$9,823

See Accompanying Notes to Financial Statements
25

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	February 9, 2015(1) to June 30, 2015
FROM OPERATIONS:
Net investment income	$45,562	$869,325	$9
Net realized gain	2,365,569	13,537,927	189
Net change in unrealized appreciation (depreciation)	650,855	(8,152,837)	161
Increase in net assets resulting from operations	3,061,986	6,254,415	359
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(443,228)	—
Class I	—	(327,350)	—
Class S	—	(517,436)	—
Class S2	—	(32,356)	—
Class T	—	(569)	—
Net realized gains:
Class ADV	—	(2,181,949)	—
Class I	—	(1,227,740)	—
Class S	—	(2,218,869)	—
Class S2	—	(147,095)	—
Class T	—	(2,909)	—
Total distributions	—	(7,099,501)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,137,413	45,678,343	15,050
Reinvestment of distributions	—	7,099,501	—
	26,137,413	52,777,844	15,050
Cost of shares redeemed	(13,470,654)	(33,424,354)	—
Net increase in net assets resulting from capital share transactions	12,666,759	19,353,490	15,050
Net increase in net assets	15,728,745	18,508,404	15,409
NET ASSETS:
Beginning of year or period	109,627,373	91,118,969	—
End of year or period	$125,356,118	$109,627,373	$15,409
Undistributed net investment income at end of year or period	$3,113,328	$3,067,766	$9

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-15	12.13	(0.01)•	0.37	0.36	—	—	—	—	—	12.49	2.97	0.96	0.67	0.67	(0.22)	2,477	31
12-31-14	11.55	0.13•	0.57	0.70	0.06	0.06	—	0.12	—	12.13	6.10	1.26	0.65	0.65	1.12	2,180	70
05-01-13(5) - 12-31-13	10.00	0.19•	1.36	1.55	—	—	—	—	—	11.55	15.50	12.00	0.56	0.56	2.55	496	35
Class I
06-30-15	12.32	0.03•	0.36	0.39	—	—	—	—	—	12.71	3.17	0.46	0.17	0.17	0.50	112	31
12-31-14	11.65	0.24•	0.52	0.76	0.03	0.06	—	0.09	—	12.32	6.56	0.76	0.15	0.15	2.01	12	70
05-01-13(5) - 12-31-13	10.00	0.29•	1.36	1.65	—	—	—	—	—	11.65	16.50	11.50	0.06	0.06	3.99	4	35
Class S
06-30-15	12.23	0.00*•	0.37	0.37	—	—	—	—	—	12.60	3.03	0.71	0.42	0.42	0.03	2,947	31
12-31-14	11.63	0.11•	0.61	0.72	0.06	0.06	—	0.12	—	12.23	6.25	1.01	0.40	0.40	0.92	1,395	70
05-01-13(5) - 12-31-13	10.00	0.28•	1.35	1.63	—	—	—	—	—	11.63	16.30	11.75	0.31	0.31	3.73	591	35
Class S2
06-30-15	12.14	(0.00)*•	0.37	0.37	—	—	—	—	—	12.51	3.05	0.96	0.57	0.57	(0.08)	161	31
12-31-14	11.56	0.18•	0.51	0.69	0.05	0.06	—	0.11	—	12.14	6.04	1.26	0.55	0.55	1.54	78	70
05-01-13(5) - 12-31-13	10.00	0.23•	1.33	1.56	—	—	—	—	—	11.56	15.60	12.00	0.46	0.46	3.12	38	35
Voya Solution Balanced Portfolio
Class ADV
06-30-15	10.57	0.03	0.18	0.21	—	—	—	—	—	10.78	1.99	0.77	0.65	0.65	0.38	27,620	29
12-31-14	10.88	0.12	0.52	0.64	0.20	0.75	—	0.95	—	10.57	6.14	0.78	0.64	0.64	1.09	28,237	61
12-31-13	9.84	0.10•	1.38	1.48	0.20	0.24	—	0.44	—	10.88	15.39	0.78	0.63	0.63	0.97	27,369	78
12-31-12	8.84	0.14•	1.03	1.17	0.14	0.03	—	0.17	—	9.84	13.35	0.71	0.62	0.62	1.44	24,244	75
12-31-11	9.16	0.24•	(0.49)	(0.25)	0.03	0.04	—	0.07	—	8.84	(2.68)	0.62	0.62	0.62	2.63	16,050	70
12-31-10	8.24	0.26•	0.73	0.99	0.07	—	—	0.07	—	9.16	12.07	0.62	0.62	0.62	2.95	4,837	43
Class I
06-30-15	10.90	0.05•	0.20	0.25	—	—	—	—	—	11.15	2.29	0.27	0.15	0.15	0.88	45	29
12-31-14	11.19	0.27•	0.45	0.72	0.26	0.75	—	1.01	—	10.90	6.66	0.28	0.14	0.14	2.53	23	61
12-31-13	10.10	0.16	1.42	1.58	0.25	0.24	—	0.49	—	11.19	15.93	0.28	0.13	0.13	1.49	1	78
12-31-12	9.05	0.18	1.06	1.24	0.16	0.03	—	0.19	—	10.10	13.86	0.21	0.12	0.12	1.85	1	75
12-31-11	9.33	0.26	(0.47)	(0.21)	0.03	0.04	—	0.07	—	9.05	(2.17)	0.12	0.12	0.12	2.78	1	70
12-31-10	8.34	0.18	0.90	1.08	0.09	—	—	0.09	—	9.33	13.11	0.12	0.12	0.12	2.10	1	43
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio (continued)
Class S
06-30-15	10.70	0.03•	0.20	0.23	—	—	—	—	—	10.93	2.15	0.52	0.40	0.40	0.64	23,972	29
12-31-14	11.01	0.16	0.51	0.67	0.23	0.75	—	0.98	—	10.70	6.34	0.53	0.39	0.39	1.35	23,128	61
12-31-13	9.95	0.13•	1.39	1.52	0.22	0.24	—	0.46	—	11.01	15.65	0.53	0.38	0.38	1.24	23,012	78
12-31-12	8.92	0.16•	1.05	1.21	0.15	0.03	—	0.18	—	9.95	13.71	0.46	0.37	0.37	1.70	18,349	75
12-31-11	9.22	0.24•	(0.47)	(0.23)	0.03	0.04	—	0.07	—	8.92	(2.46)	0.37	0.37	0.37	2.66	12,042	70
12-31-10	8.27	0.20•	0.84	1.04	0.09	—	—	0.09	—	9.22	12.74	0.37	0.37	0.37	2.28	4,729	43
Class S2
06-30-15	10.67	0.03•	0.19	0.22	—	—	—	—	—	10.89	2.06	0.77	0.55	0.55	0.49	572	29
12-31-14	10.95	0.12•	0.54	0.66	0.19	0.75	—	0.94	—	10.67	6.22	0.78	0.54	0.54	1.06	671	61
12-31-13	9.90	0.11•	1.39	1.50	0.21	0.24	—	0.45	—	10.95	15.51	0.78	0.53	0.53	1.06	1,103	78
12-31-12	8.88	0.17•	1.02	1.19	0.14	0.03	—	0.17	—	9.90	13.54	0.71	0.52	0.52	1.75	1,022	75
12-31-11	9.20	0.19•	(0.44)	(0.25)	0.03	0.04	—	0.07	—	8.88	(2.71)	0.62	0.52	0.52	2.04	415	70
04-30-10(5) - 12-31-10	8.68	0.12•	0.50	0.62	0.10	—	—	0.10	—	9.20	7.28	0.62	0.52	0.52	2.10	291	43
Voya Solution Conservative Portfolio
Class ADV
06-30-15	11.15	0.06•	0.03	0.09	—	—	—	—	—	11.24	0.81	0.82	0.60	0.60	1.09	11,066	35
12-31-14	11.42	0.17	0.30	0.47	0.27	0.47	—	0.74	—	11.15	4.20	0.81	0.58	0.58	1.62	11,527	54
12-31-13	11.22	0.17•	0.43	0.60	0.29	0.11	—	0.40	—	11.42	5.40	0.85	0.60	0.60	1.50	10,870	72
12-31-12	10.44	0.24•	0.82	1.06	0.28	—	—	0.28	—	11.22	10.19	0.75	0.62	0.62	2.19	9,541	69
12-31-11	10.50	0.39•	(0.38)	0.01	0.04	0.03	—	0.07	—	10.44	0.09	0.62	0.62	0.62	3.67	6,411	84
04-30-10(5) - 12-31-10	10.00	0.36•	0.14	0.50	—	—	—	—	—	10.50	5.00	0.62	0.62	0.62	5.24	1,911	51
Class I
06-30-15	11.30	0.09•	0.03	0.12	—	—	—	—	—	11.42	1.06	0.32	0.10	0.10	1.57	12	35
12-31-14	11.57	0.25•	0.27	0.52	0.32	0.47	—	0.79	—	11.30	4.63	0.31	0.08	0.08	2.19	10	54
12-31-13	11.34	0.23	0.44	0.67	0.33	0.11	—	0.44	—	11.57	6.02	0.35	0.10	0.10	1.99	3	72
12-31-12	10.54	0.29•	0.82	1.11	0.31	—	—	0.31	—	11.34	10.60	0.25	0.12	0.12	2.61	3	69
12-31-11	10.54	0.40	(0.33)	0.07	0.04	0.03	—	0.07	—	10.54	0.69	0.12	0.12	0.12	3.72	3	84
04-30-10(5) - 12-31-10	10.00	0.34	0.20	0.54	—	—	—	—	—	10.54	5.40	0.12	0.12	0.12	5.03	3	51
Class S
06-30-15	11.22	0.08•	0.03	0.11	—	—	—	—	—	11.33	0.98	0.57	0.35	0.35	1.33	6,066	35
12-31-14	11.49	0.21•	0.29	0.50	0.30	0.47	—	0.77	—	11.22	4.40	0.56	0.33	0.33	1.86	5,867	54
12-31-13	11.27	0.20•	0.44	0.64	0.31	0.11	—	0.42	—	11.49	5.77	0.60	0.35	0.35	1.74	6,168	72
12-31-12	10.49	0.28•	0.80	1.08	0.30	—	—	0.30	—	11.27	10.34	0.50	0.37	0.37	2.51	5,285	69
12-31-11	10.53	0.40•	(0.37)	0.03	0.04	0.03	—	0.07	—	10.49	0.28	0.37	0.37	0.37	3.76	2,941	84
04-30-10(5) - 12-31-10	10.00	0.29•	0.24	0.53	—	—	—	—	—	10.53	5.30	0.37	0.37	0.37	4.23	1,098	51
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio (continued)
Class S2
06-30-15	11.17	0.07•	0.03	0.10	—	—	—	—	—	11.27	0.90	0.82	0.50	0.50	1.17	348	35
12-31-14	11.44	0.18	0.30	0.48	0.28	0.47	—	0.75	—	11.17	4.28	0.81	0.48	0.48	1.70	312	54
12-31-13	11.23	0.18•	0.44	0.62	0.30	0.11	—	0.41	—	11.44	5.59	0.85	0.50	0.50	1.60	298	72
12-31-12	10.46	0.29•	0.77	1.06	0.29	—	—	0.29	—	11.23	10.23	0.75	0.52	0.52	2.61	298	69
12-31-11	10.51	0.46•	(0.44)	0.02	0.04	0.03	—	0.07	—	10.46	0.17	0.62	0.52	0.52	4.36	122	84
04-30-10(5) - 12-31-10	10.00	0.44•	0.07	0.51	—	—	—	—	—	10.51	5.10	0.62	0.52	0.52	6.35	64	51
Voya Solution Income Portfolio
Class ADV
06-30-15	11.61	0.04•	0.05	0.09	—	—	—	—	—	11.70	0.78	0.75	0.63	0.63	0.67	78,697	34
12-31-14	11.26	0.15•	0.47	0.62	0.27	—	—	0.27	—	11.61	5.53	0.75	0.62	0.62	1.33	84,286	47
12-31-13	10.89	0.13•	0.59	0.72	0.35	—	—	0.35	—	11.26	6.68	0.74	0.63	0.63	1.19	94,068	70
12-31-12	10.40	0.20•	0.78	0.98	0.49	—	—	0.49	—	10.89	9.57	0.70	0.62	0.62	1.82	111,796	71
12-31-11	10.83	0.34•	(0.34)	0.00*	0.43	—	—	0.43	—	10.40	0.14	0.62	0.62	0.62	3.23	109,184	75
12-31-10	10.24	0.33•	0.60	0.93	0.34	—	—	0.34	—	10.83	9.26	0.62	0.62	0.62	3.11	110,352	64
Class I
06-30-15	11.86	0.07•	0.06	0.13	—	—	—	—	—	11.99	1.10	0.25	0.13	0.13	1.18	22,939	34
12-31-14	11.51	0.22•	0.47	0.69	0.34	—	—	0.34	—	11.86	6.02	0.25	0.12	0.12	1.85	23,178	47
12-31-13	11.12	0.19•	0.61	0.80	0.41	—	—	0.41	—	11.51	7.30	0.24	0.13	0.13	1.70	24,937	70
12-31-12	10.61	0.24	0.82	1.06	0.55	—	—	0.55	—	11.12	10.12	0.20	0.12	0.12	2.32	25,403	71
12-31-11	11.05	0.40•	(0.35)	0.05	0.49	—	—	0.49	—	10.61	0.54	0.12	0.12	0.12	3.63	22,837	75
12-31-10	10.43	0.39•	0.62	1.01	0.39	—	—	0.39	—	11.05	9.86	0.12	0.12	0.12	3.69	24,509	64
Class S
06-30-15	11.76	0.05•	0.07	0.12	—	—	—	—	—	11.88	1.02	0.50	0.38	0.38	0.92	53,878	34
12-31-14	11.41	0.19•	0.46	0.65	0.30	—	—	0.30	—	11.76	5.76	0.50	0.37	0.37	1.59	56,602	47
12-31-13	11.03	0.16•	0.60	0.76	0.38	—	—	0.38	—	11.41	6.97	0.49	0.38	0.38	1.46	62,431	70
12-31-12	10.53	0.22•	0.80	1.02	0.52	—	—	0.52	—	11.03	9.77	0.45	0.37	0.37	2.02	68,703	71
12-31-11	10.96	0.37•	(0.34)	0.03	0.46	—	—	0.46	—	10.53	0.35	0.37	0.37	0.37	3.39	80,716	75
12-31-10	10.35	0.36•	0.61	0.97	0.36	—	—	0.36	—	10.96	9.60	0.37	0.37	0.37	3.40	93,940	64
Class S2
06-30-15	11.50	0.04•	0.06	0.10	—	—	—	—	—	11.60	0.87	0.75	0.53	0.53	0.77	4,047	34
12-31-14	11.15	0.16•	0.46	0.62	0.27	—	—	0.27	—	11.50	5.61	0.75	0.52	0.52	1.42	4,281	47
12-31-13	10.79	0.14•	0.59	0.73	0.37	—	—	0.37	—	11.15	6.85	0.74	0.53	0.53	1.28	5,274	70
12-31-12	10.32	0.21•	0.77	0.98	0.51	—	—	0.51	—	10.79	9.62	0.70	0.52	0.52	2.00	5,889	71
12-31-11	10.75	0.33•	(0.32)	0.01	0.44	—	—	0.44	—	10.32	0.25	0.62	0.52	0.52	3.13	4,697	75
12-31-10	10.20	0.43•	0.51	0.94	0.39	—	—	0.39	—	10.75	9.39	0.62	0.52	0.52	4.17	5,543	64
See Accompanying Notes to Financial Statements
29

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio (continued)
Class T
06-30-15	12.07	0.03•	0.06	0.09	—	—	—	—	—	12.16	0.75	1.00	0.83	0.83	0.47	93	34
12-31-14	11.67	0.13•	0.48	0.61	0.21	—	—	0.21	—	12.07	5.22	1.00	0.82	0.82	1.05	91	47
12-31-13	11.29	0.12•	0.61	0.73	0.35	—	—	0.35	—	11.67	6.55	0.99	0.83	0.83	1.00	193	70
12-31-12	10.70	0.19•	0.80	0.99	0.40	—	—	0.40	—	11.29	9.29	0.95	0.82	0.82	1.69	259	71
12-31-11	11.03	0.33•	(0.34)	(0.01)	0.32	—	—	0.32	—	10.70	0.03	0.87	0.82	0.82	2.98	210	75
12-31-10	10.42	0.30•	0.61	0.91	0.30	—	—	0.30	—	11.03	8.95	0.87	0.82	0.82	2.83	432	64
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-15	13.03	0.01•	0.32	0.33	—	—	—	—	—	13.36	2.53	0.79	0.69	0.69	0.08	21,659	29
12-31-14	13.38	0.12•	0.67	0.79	0.20	0.94	—	1.14	—	13.03	6.09	0.78	0.67	0.67	0.89	20,020	71
12-31-13	11.61	0.10•	2.23	2.33	0.21	0.35	—	0.56	—	13.38	20.42	0.80	0.63	0.63	0.78	16,945	79
12-31-12	10.25	0.11•	1.42	1.53	0.12	0.05	—	0.17	—	11.61	15.07	0.73	0.62	0.62	0.98	13,603	70
12-31-11	10.89	0.21•	(0.79)	(0.58)	0.02	0.04	—	0.06	—	10.25	(5.29)	0.62	0.62	0.62	1.96	9,527	83
04-30-10(5) - 12-31-10	10.00	0.11•	0.78	0.89	—	—	—	—	—	10.89	8.90	0.62	0.62	0.62	1.57	4,677	26
Class I
06-30-15	13.23	0.04•	0.33	0.37	—	—	—	—	—	13.60	2.80	0.29	0.19	0.19	0.60	85	29
12-31-14	13.56	0.31•	0.56	0.87	0.26	0.94	—	1.20	—	13.23	6.60	0.28	0.17	0.17	2.39	56	71
12-31-13	11.74	0.15	2.28	2.43	0.26	0.35	—	0.61	—	13.56	21.10	0.30	0.13	0.13	1.19	4	79
12-31-12	10.34	0.16	1.44	1.60	0.15	0.05	—	0.20	—	11.74	15.62	0.23	0.12	0.12	1.42	4	70
12-31-11	10.94	0.23	(0.77)	(0.54)	0.02	0.04	—	0.06	—	10.34	(4.84)	0.12	0.12	0.12	2.16	3	83
04-30-10(5) - 12-31-10	10.00	0.16	0.78	0.94	—	—	—	—	—	10.94	9.40	0.12	0.12	0.12	2.50	3	26
Class S
06-30-15	13.13	0.02•	0.32	0.34	—	—	—	—	—	13.47	2.59	0.54	0.44	0.44	0.34	10,853	29
12-31-14	13.47	0.15	0.68	0.83	0.23	0.94	—	1.17	—	13.13	6.33	0.53	0.42	0.42	1.04	11,315	71
12-31-13	11.67	0.12•	2.27	2.39	0.24	0.35	—	0.59	—	13.47	20.84	0.55	0.38	0.38	0.96	11,871	79
12-31-12	10.30	0.14•	1.42	1.56	0.14	0.05	—	0.19	—	11.67	15.28	0.48	0.37	0.37	1.29	9,256	70
12-31-11	10.92	0.23•	(0.79)	(0.56)	0.02	0.04	—	0.06	—	10.30	(5.05)	0.37	0.37	0.37	2.20	5,379	83
04-30-10(5) - 12-31-10	10.00	0.10•	0.82	0.92	—	—	—	—	—	10.92	9.20	0.37	0.37	0.37	1.46	1,438	26
Class S2
06-30-15	13.12	0.01•	0.33	0.34	—	—	—	—	—	13.46	2.59	0.79	0.59	0.59	0.17	972	29
12-31-14	13.50	0.14•	0.67	0.81	0.25	0.94	—	1.19	—	13.12	6.17	0.78	0.57	0.57	1.08	806	71
12-31-13	11.72	0.17•	2.19	2.36	0.23	0.35	—	0.58	—	13.50	20.56	0.80	0.53	0.53	1.34	284	79
12-31-12	10.30	0.14•	1.41	1.55	0.08	0.05	—	0.13	—	11.72	15.18	0.73	0.52	0.52	1.27	84	70
12-31-11	10.91	0.08•	(0.65)	(0.57)	—	0.04	—	0.04	—	10.30	(5.18)	0.62	0.52	0.52	0.70	37	83
04-30-10(5) - 12-31-10	10.00	0.09•	0.82	0.91	—	—	—	—	—	10.91	9.10	0.62	0.52	0.52	1.29	138	26
See Accompanying Notes to Financial Statements
30

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-15	10.45	0.04•	0.11	0.15	—	—	—	—	—	10.60	1.44	0.78	0.66	0.66	0.67	21,861	38
12-31-14	10.80	0.15	0.39	0.54	0.23	0.66	—	0.89	—	10.45	5.20	0.78	0.65	0.65	1.30	21,659	66
12-31-13	10.42	0.13•	0.81	0.94	0.27	0.29	—	0.56	—	10.80	9.27	0.79	0.62	0.62	1.23	21,918	85
12-31-12	9.55	0.18•	0.94	1.12	0.19	0.06	—	0.25	—	10.42	11.79	0.70	0.62	0.62	1.74	22,425	85
12-31-11	9.79	0.34•	(0.44)	(0.10)	0.06	0.08	—	0.14	—	9.55	(0.94)	0.62	0.62	0.62	3.54	13,782	77
12-31-10	9.06	0.41•	0.51	0.92	0.14	0.05	—	0.19	—	9.79	10.35	0.62	0.62	0.62	4.34	2,690	47
Class I
06-30-15	10.87	0.06•	0.12	0.18	—	—	—	—	—	11.05	1.66	0.28	0.16	0.16	1.17	39	38
12-31-14	11.20	0.23•	0.39	0.62	0.29	0.66	—	0.95	—	10.87	5.74	0.28	0.15	0.15	2.19	37	66
12-31-13	10.79	0.18	0.84	1.02	0.32	0.29	—	0.61	—	11.20	9.70	0.29	0.12	0.12	1.66	1	85
12-31-12	9.86	0.23	0.97	1.20	0.21	0.06	—	0.27	—	10.79	12.23	0.20	0.12	0.12	2.16	1	85
12-31-11	10.04	0.34	(0.38)	(0.04)	0.06	0.08	—	0.14	—	9.86	(0.30)	0.12	0.12	0.12	3.39	1	77
12-31-10	9.17	0.26	0.79	1.05	0.13	0.05	—	0.18	—	10.04	11.66	0.12	0.12	0.12	2.75	1	47
Class S
06-30-15	10.67	0.05•	0.11	0.16	—	—	—	—	—	10.83	1.50	0.53	0.41	0.41	0.92	20,584	38
12-31-14	11.00	0.17•	0.42	0.59	0.26	0.66	—	0.92	—	10.67	5.58	0.53	0.40	0.40	1.53	22,346	66
12-31-13	10.60	0.16	0.82	0.98	0.29	0.29	—	0.58	—	11.00	9.54	0.54	0.37	0.37	1.43	24,016	85
12-31-12	9.70	0.21•	0.95	1.16	0.20	0.06	—	0.26	—	10.60	11.99	0.45	0.37	0.37	2.02	22,653	85
12-31-11	9.91	0.32•	(0.40)	(0.08)	0.05	0.08	—	0.13	—	9.70	(0.69)	0.37	0.37	0.37	3.26	15,227	77
12-31-10	9.09	0.26•	0.74	1.00	0.13	0.05	—	0.18	—	9.91	11.19	0.37	0.37	0.37	2.74	6,911	47
Class S2
06-30-15	10.59	0.04•	0.11	0.15	—	—	—	—	—	10.74	1.42	0.78	0.56	0.56	0.77	885	38
12-31-14	10.93	0.16•	0.41	0.57	0.25	0.66	—	0.91	—	10.59	5.40	0.78	0.55	0.55	1.43	848	66
12-31-13	10.55	0.14•	0.82	0.96	0.29	0.29	—	0.58	—	10.93	9.36	0.79	0.52	0.52	1.26	669	85
12-31-12	9.67	0.23•	0.91	1.14	0.20	0.06	—	0.26	—	10.55	11.85	0.70	0.52	0.52	2.23	712	85
12-31-11	9.90	0.32•	(0.41)	(0.09)	0.06	0.08	—	0.14	—	9.67	(0.84)	0.62	0.52	0.52	3.21	178	77
04-30-10(5) - 12-31-10	9.51	0.21•	0.37	0.58	0.14	0.05	—	0.19	—	9.90	6.30	0.62	0.52	0.52	3.30	32	47
Voya Solution 2015 Portfolio
Class ADV
06-30-15	12.12	0.03•	0.10	0.13	—	—	—	—	—	12.25	1.07	0.75	0.66	0.66	0.53	200,788	34
12-31-14	11.84	0.15•	0.49	0.64	0.28	0.08	—	0.36	—	12.12	5.43	0.74	0.64	0.64	1.21	228,792	47
12-31-13	11.20	0.12•	0.87	0.99	0.35	—	—	0.35	—	11.84	8.93	0.74	0.63	0.63	1.07	276,406	68
12-31-12	10.48	0.18•	0.98	1.16	0.44	—	—	0.44	—	11.20	11.14	0.70	0.62	0.62	1.62	297,552	63
12-31-11	10.92	0.30•	(0.41)	(0.11)	0.33	—	—	0.33	—	10.48	(0.90)	0.62	0.62	0.62	2.79	312,854	74
12-31-10	10.07	0.27	0.80	1.07	0.22	—	—	0.22	—	10.92	10.82	0.62	0.62	0.62	2.54	336,038	61
See Accompanying Notes to Financial Statements
31

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2015 Portfolio (continued)
Class I
06-30-15	12.37	0.06•	0.10	0.16	—	—	—	—	—	12.53	1.29	0.25	0.16	0.16	1.03	85,895	34
12-31-14	12.08	0.21•	0.51	0.72	0.35	0.08	—	0.43	—	12.37	6.04	0.24	0.14	0.14	1.74	80,809	47
12-31-13	11.43	0.18•	0.88	1.06	0.41	—	—	0.41	—	12.08	9.42	0.24	0.13	0.13	1.56	94,824	68
12-31-12	10.69	0.25•	0.99	1.24	0.50	—	—	0.50	—	11.43	11.70	0.20	0.12	0.12	2.19	104,662	63
12-31-11	11.14	0.36•	(0.43)	(0.07)	0.38	—	—	0.38	—	10.69	(0.46)	0.12	0.12	0.12	3.38	81,565	74
12-31-10	10.25	0.32	0.83	1.15	0.26	—	—	0.26	—	11.14	11.49	0.12	0.12	0.12	3.03	75,820	61
Class S
06-30-15	12.27	0.05•	0.10	0.15	—	—	—	—	—	12.42	1.22	0.50	0.41	0.41	0.78	211,889	34
12-31-14	11.98	0.18•	0.51	0.69	0.32	0.08	—	0.40	—	12.27	5.77	0.49	0.39	0.39	1.48	241,333	47
12-31-13	11.34	0.15•	0.87	1.02	0.38	—	—	0.38	—	11.98	9.10	0.49	0.38	0.38	1.31	277,984	68
12-31-12	10.60	0.21•	0.99	1.20	0.46	—	—	0.46	—	11.34	11.48	0.45	0.37	0.37	1.88	312,616	63
12-31-11	11.05	0.33•	(0.42)	(0.09)	0.36	—	—	0.36	—	10.60	(0.73)	0.37	0.37	0.37	3.00	328,277	74
12-31-10	10.17	0.29	0.83	1.12	0.24	—	—	0.24	—	11.05	11.25	0.37	0.37	0.37	2.82	380,318	61
Class S2
06-30-15	11.97	0.04•	0.10	0.14	—	—	—	—	—	12.11	1.17	0.75	0.56	0.56	0.63	16,589	34
12-31-14	11.69	0.15•	0.50	0.65	0.29	0.08	—	0.37	—	11.97	5.59	0.74	0.54	0.54	1.27	16,900	47
12-31-13	11.07	0.13•	0.85	0.98	0.36	—	—	0.36	—	11.69	8.98	0.74	0.53	0.53	1.14	23,461	68
12-31-12	10.38	0.19•	0.96	1.15	0.46	—	—	0.46	—	11.07	11.22	0.70	0.52	0.52	1.76	26,644	63
12-31-11	10.84	0.32•	(0.42)	(0.10)	0.36	—	—	0.36	—	10.38	(0.83)	0.62	0.52	0.52	2.97	22,792	74
12-31-10	10.02	0.36•	0.72	1.08	0.26	—	—	0.26	—	10.84	11.05	0.62	0.52	0.52	3.54	15,289	61
Class T
06-30-15	12.32	0.02•	0.10	0.12	—	—	—	—	—	12.44	0.97	1.00	0.86	0.86	0.34	728	34
12-31-14	11.99	0.11•	0.53	0.64	0.23	0.08	—	0.31	—	12.32	5.33	0.99	0.84	0.84	0.88	830	47
12-31-13	11.35	0.10•	0.86	0.96	0.32	—	—	0.32	—	11.99	8.59	0.99	0.83	0.83	0.83	1,677	68
12-31-12	10.60	0.16•	0.99	1.15	0.40	—	—	0.40	—	11.35	10.98	0.95	0.82	0.82	1.42	2,256	63
12-31-11	11.04	0.28•	(0.42)	(0.14)	0.30	—	—	0.30	—	10.60	(1.12)	0.87	0.82	0.82	2.55	2,100	74
12-31-10	10.17	0.24•	0.83	1.07	0.20	—	—	0.20	—	11.04	10.65	0.87	0.82	0.82	2.30	2,529	61
Voya Solution 2020 Portfolio
Class ADV
06-30-15	12.87	0.03•	0.20	0.23	—	—	—	—	—	13.10	1.79	3.02	0.63	0.63	0.40	746	29
12-31-14	12.19	0.20•	0.53	0.73	0.01	0.04	—	0.05	—	12.87	5.97	4.32	0.63	0.63	1.55	631	32
12-31-13	11.80	0.11•	1.36	1.47	0.29	0.80	—	1.09	0.01	12.19	13.01(a)	89.79	0.63	0.63	0.87	4	68
12-31-12	10.85	0.15	1.12	1.27	0.11	0.21	—	0.32	—	11.80	11.76	45.86	0.62	0.62	1.28	4	72
10-03-11(5) - 12-31-11	10.00	0.08	0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.62	0.62	3.31	3	15
See Accompanying Notes to Financial Statements
32

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio (continued)
Class I
06-30-15	13.04	0.06•	0.21	0.27	—	—	—	—	—	13.31	2.07	2.52	0.13	0.13	0.91	4	29
12-31-14	12.29	0.19	0.60	0.79	—	0.04	—	0.04	—	13.04	6.41	3.82	0.13	0.13	1.52	4	32
12-31-13	11.85	0.17	1.40	1.57	0.34	0.80	—	1.14	0.01	12.29	13.85(a)	89.29	0.13	0.13	1.38	4	68
12-31-12	10.86	0.21	1.12	1.33	0.13	0.21	—	0.34	—	11.85	12.22	45.36	0.12	0.12	1.81	4	72
10-03-11(5) - 12-31-11	10.00	0.09	0.77	0.86	—	—	—	—	—	10.86	8.60	0.12	0.12	0.12	3.81	3	15
Class S
06-30-15	13.01	0.04•	0.22	0.26	—	—	—	—	—	13.27	2.00	2.77	0.38	0.38	0.67	4	29
12-31-14	12.30	0.16	0.59	0.75	—	0.04	—	0.04	—	13.01	6.08	4.07	0.38	0.38	1.27	4	32
12-31-13	11.81	0.14	1.39	1.53	0.25	0.80	—	1.05	0.01	12.30	13.47(a)	89.54	0.38	0.38	1.14	4	68
12-31-12	10.85	0.18	1.11	1.29	0.12	0.21	—	0.33	—	11.81	11.90	45.61	0.37	0.37	1.56	4	72
10-03-11(5) - 12-31-11	10.00	0.09	0.76	0.85	—	—	—	—	—	10.85	8.50	0.37	0.37	0.37	3.55	3	15
Class S2
06-30-15	12.91	0.03•	0.21	0.24	—	—	—	—	—	13.15	1.86	3.02	0.53	0.53	0.50	4	29
12-31-14	12.23	0.14	0.58	0.72	—	0.04	—	0.04	—	12.91	5.87	4.32	0.53	0.53	1.12	4	32
12-31-13	11.81	0.12	1.40	1.52	0.31	0.80	—	1.11	0.01	12.23	13.39(a)	89.79	0.53	0.53	0.97	4	68
12-31-12	10.85	0.16	1.13	1.29	0.12	0.21	—	0.33	—	11.81	11.88	45.86	0.52	0.52	1.39	4	72
10-03-11(5) - 12-31-11	10.00	0.08	0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.52	0.52	3.42	3	15
Class T
06-30-15	12.87	0.01	0.21	0.22	—	—	—	—	—	13.09	1.71	3.27	0.83	0.83	0.20	4	29
12-31-14	12.21	0.10	0.60	0.70	—	0.04	—	0.04	—	12.87	5.72	4.57	0.83	0.83	0.81	4	32
12-31-13	11.77	0.08	1.42	1.50	0.27	0.80	—	1.07	0.01	12.21	13.28(a)	90.04	0.83	0.83	0.67	4	68
12-31-12	10.84	0.13	1.12	1.25	0.11	0.21	—	0.32	—	11.77	11.53	46.11	0.82	0.82	1.11	4	72
10-03-11(5) - 12-31-11	10.00	0.08	0.76	0.84	—	—	—	—	—	10.84	8.40	0.87	0.82	0.82	3.11	3	15
Voya Solution 2025 Portfolio
Class ADV
06-30-15	12.83	0.02•	0.26	0.28	—	—	—	—	—	13.11	2.18	0.74	0.65	0.65	0.31	397,749	28
12-31-14	13.06	0.12•	0.54	0.66	0.23	0.66	—	0.89	—	12.83	5.26	0.74	0.63	0.63	0.94	435,280	46
12-31-13	11.48	0.10•	1.73	1.83	0.25	—	—	0.25	—	13.06	16.05	0.74	0.62	0.62	0.85	500,390	72
12-31-12	10.39	0.14•	1.23	1.37	0.28	—	—	0.28	—	11.48	13.24	0.70	0.62	0.62	1.22	494,888	65
12-31-11	10.98	0.22	(0.60)	(0.38)	0.21	—	—	0.21	—	10.39	(3.37)	0.62	0.62	0.62	2.01	494,505	71
12-31-10	9.82	0.18	1.12	1.30	0.14	—	—	0.14	—	10.98	13.50	0.62	0.62	0.62	1.84	522,321	56
See Accompanying Notes to Financial Statements
33

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio (continued)
Class I
06-30-15	13.12	0.05•	0.27	0.32	—	—	—	—	—	13.44	2.44	0.24	0.15	0.15	0.82	220,116	28
12-31-14	13.34	0.20•	0.55	0.75	0.31	0.66	—	0.97	—	13.12	5.82	0.24	0.13	0.13	1.47	197,457	46
12-31-13	11.73	0.17•	1.75	1.92	0.31	—	—	0.31	—	13.34	16.54	0.24	0.12	0.12	1.39	225,551	72
12-31-12	10.61	0.20•	1.25	1.45	0.33	—	—	0.33	—	11.73	13.83	0.20	0.12	0.12	1.75	191,144	65
12-31-11	11.21	0.28•	(0.62)	(0.34)	0.26	—	—	0.26	—	10.61	(2.92)	0.12	0.12	0.12	2.55	152,184	71
12-31-10	10.01	0.23	1.15	1.38	0.18	—	—	0.18	—	11.21	14.10	0.12	0.12	0.12	2.34	126,678	56
Class S
06-30-15	13.00	0.04•	0.26	0.30	—	—	—	—	—	13.30	2.31	0.49	0.40	0.40	0.56	469,677	28
12-31-14	13.22	0.16•	0.55	0.71	0.27	0.66	—	0.93	—	13.00	5.58	0.49	0.38	0.38	1.21	486,302	46
12-31-13	11.62	0.14•	1.74	1.88	0.28	—	—	0.28	—	13.22	16.33	0.49	0.37	0.37	1.11	530,013	72
12-31-12	10.52	0.17•	1.23	1.40	0.30	—	—	0.30	—	11.62	13.44	0.45	0.37	0.37	1.48	512,357	65
12-31-11	11.11	0.25•	(0.61)	(0.36)	0.23	—	—	0.23	—	10.52	(3.10)	0.37	0.37	0.37	2.24	503,345	71
12-31-10	9.93	0.21	1.13	1.34	0.16	—	—	0.16	—	11.11	13.79	0.37	0.37	0.37	2.11	574,267	56
Class S2
06-30-15	12.70	0.03•	0.26	0.29	—	—	—	—	—	12.99	2.28	0.74	0.55	0.55	0.41	31,477	28
12-31-14	12.93	0.13•	0.55	0.68	0.25	0.66	—	0.91	—	12.70	5.40	0.74	0.53	0.53	1.03	35,050	46
12-31-13	11.38	0.11•	1.70	1.81	0.26	—	—	0.26	—	12.93	16.08	0.74	0.52	0.52	0.93	41,255	72
12-31-12	10.32	0.15•	1.21	1.36	0.30	—	—	0.30	—	11.38	13.33	0.70	0.52	0.52	1.40	43,134	65
12-31-11	10.92	0.24•	(0.61)	(0.37)	0.23	—	—	0.23	—	10.32	(3.23)	0.62	0.52	0.52	2.25	32,053	71
12-31-10	9.80	0.26•	1.04	1.30	0.18	—	—	0.18	—	10.92	13.59	0.62	0.52	0.52	2.59	20,678	56
Class T
06-30-15	13.07	0.01•	0.26	0.27	—	—	—	—	—	13.34	2.07	0.99	0.85	0.85	0.11	891	28
12-31-14	13.29	0.06•	0.60	0.66	0.22	0.66	—	0.88	—	13.07	5.14	0.99	0.83	0.83	0.45	869	46
12-31-13	11.68	0.08•	1.75	1.83	0.22	—	—	0.22	—	13.29	15.75	0.99	0.82	0.82	0.66	2,992	72
12-31-12	10.49	0.11•	1.24	1.35	0.16	—	—	0.16	—	11.68	12.95	0.95	0.82	0.82	0.93	2,737	65
12-31-11	11.06	0.19•	(0.58)	(0.39)	0.18	—	—	0.18	—	10.49	(3.44)	0.87	0.82	0.82	1.71	3,256	71
12-31-10	9.89	0.16	1.14	1.30	0.13	—	—	0.13	—	11.06	13.28	0.87	0.82	0.82	1.65	6,215	56
Voya Solution 2030 Portfolio
Class ADV
06-30-15	13.94	0.02•	0.33	0.35	—	—	—	—	—	14.29	2.51	7.01	0.68	0.68	0.33	250	32
12-31-14	13.23	0.14•	0.69	0.83	0.02	0.10	—	0.12	—	13.94	6.30	8.42	0.66	0.66	0.98	157	136
12-31-13	12.12	0.11	2.06	2.17	0.24	0.84	—	1.08	0.02	13.23	18.66(b)	85.63	0.64	0.64	0.86	4	73
12-31-12	11.06	0.11	1.38	1.49	0.10	0.33	—	0.43	—	12.12	13.48	42.34	0.62	0.62	0.96	4	76
10-03-11(5) - 12-31-11	10.00	0.07	0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.62	0.62	2.82	3	11
See Accompanying Notes to Financial Statements
34

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio (continued)
Class I
06-30-15	14.14	0.07•	0.34	0.41	—	—	—	—	—	14.55	2.90	6.51	0.18	0.18	0.99	75	32
12-31-14	13.32	0.20	0.72	0.92	—	0.10	—	0.10	—	14.14	6.94	7.92	0.16	0.16	1.50	4	136
12-31-13	12.17	0.18	2.08	2.26	0.29	0.84	—	1.13	0.02	13.32	19.38(b)	85.13	0.14	0.14	1.36	4	73
12-31-12	11.07	0.18	1.37	1.55	0.12	0.33	—	0.45	—	12.17	13.94	41.84	0.12	0.12	1.48	4	76
10-03-11(5) - 12-31-11	10.00	0.08	0.99	1.07	—	—	—	—	—	11.07	10.70	0.12	0.12	0.12	3.32	3	11
Class S
06-30-15	14.07	0.04•	0.32	0.36	—	—	—	—	—	14.43	2.56	6.76	0.43	0.43	0.61	4	32
12-31-14	13.32	0.17	0.68	0.85	—	0.10	—	0.10	—	14.07	6.41	8.17	0.41	0.41	1.25	4	136
12-31-13	12.13	0.14	2.06	2.20	0.19	0.84	—	1.03	0.02	13.32	18.92(b)	85.38	0.39	0.39	1.09	4	73
12-31-12	11.06	0.14	1.37	1.51	0.11	0.33	—	0.44	—	12.13	13.62	42.09	0.37	0.37	1.21	4	76
10-03-11(5) - 12-31-11	10.00	0.08	0.98	1.06	—	—	—	—	—	11.06	10.60	0.37	0.37	0.37	3.10	3	11
Class S2
06-30-15	13.96	0.04•	0.31	0.35	—	—	—	—	—	14.31	2.51	7.01	0.58	0.58	0.49	4	32
12-31-14	13.22	0.15	0.69	0.84	—	0.10	—	0.10	—	13.96	6.38	8.42	0.56	0.56	1.10	4	136
12-31-13	12.13	0.12	2.04	2.16	0.25	0.84	—	1.09	0.02	13.22	18.57(b)	85.63	0.54	0.54	0.96	4	73
12-31-12	11.06	0.13	1.38	1.51	0.11	0.33	—	0.44	—	12.13	13.60	42.34	0.52	0.52	1.06	4	76
10-03-11(5) - 12-31-11	10.00	0.07	0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.52	0.52	2.93	3	11
Class T
06-30-15	13.97	0.01	0.32	0.33	—	—	—	—	—	14.30	2.36	7.26	0.88	0.88	0.19	4	32
12-31-14	13.25	0.11	0.71	0.82	—	0.10	—	0.10	—	13.97	6.22	8.67	0.86	0.86	0.80	4	136
12-31-13	12.09	0.08	2.11	2.19	0.21	0.84	—	1.05	0.02	13.25	18.89(b)	85.88	0.84	0.84	0.66	4	73
12-31-12	11.05	0.09	1.38	1.47	0.10	0.33	—	0.43	—	12.09	13.25	42.59	0.82	0.82	0.74	4	76
10-03-11(5) - 12-31-11	10.00	0.07	0.98	1.05	—	—	—	—	—	11.05	10.50	0.87	0.82	0.82	2.61	3	11
Voya Solution 2035 Portfolio
Class ADV
06-30-15	13.22	0.01•	0.37	0.38	—	—	—	—	—	13.60	2.87	0.75	0.68	0.68	0.10	338,007	28
12-31-14	13.97	0.12•	0.61	0.73	0.26	1.22	—	1.48	—	13.22	5.38	0.75	0.66	0.66	0.84	361,683	59
12-31-13	11.82	0.11•	2.25	2.36	0.21	—	—	0.21	—	13.97	20.09	0.74	0.63	0.63	0.82	425,221	74
12-31-12	10.48	0.10•	1.45	1.55	0.21	—	—	0.21	—	11.82	14.89	0.70	0.62	0.62	0.86	411,758	58
12-31-11	11.19	0.17	(0.73)	(0.56)	0.15	—	—	0.15	—	10.48	(4.90)	0.62	0.62	0.62	1.54	418,753	71
12-31-10	9.90	0.14	1.26	1.40	0.11	—	—	0.11	—	11.19	14.29	0.62	0.62	0.62	1.39	453,363	56
See Accompanying Notes to Financial Statements
35

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio (continued)
Class I
06-30-15	13.51	0.04•	0.38	0.42	—	—	—	—	—	13.93	3.11	0.25	0.18	0.18	0.61	238,269	28
12-31-14	14.25	0.20	0.61	0.81	0.33	1.22	—	1.55	—	13.51	5.93	0.25	0.16	0.16	1.40	214,675	59
12-31-13	12.05	0.18•	2.30	2.48	0.28	—	—	0.28	—	14.25	20.72	0.24	0.13	0.13	1.39	208,709	74
12-31-12	10.69	0.16•	1.47	1.63	0.27	—	—	0.27	—	12.05	15.37	0.20	0.12	0.12	1.39	168,154	58
12-31-11	11.41	0.24•	(0.76)	(0.52)	0.20	—	—	0.20	—	10.69	(4.42)	0.12	0.12	0.12	2.10	140,503	71
12-31-10	10.09	0.20•	1.27	1.47	0.15	—	—	0.15	—	11.41	14.77	0.12	0.12	0.12	1.90	115,744	56
Class S
06-30-15	13.39	0.02•	0.38	0.40	—	—	—	—	—	13.79	2.99	0.50	0.43	0.43	0.36	432,624	28
12-31-14	14.13	0.16•	0.61	0.77	0.29	1.22	—	1.51	—	13.39	5.68	0.50	0.41	0.41	1.14	432,573	59
12-31-13	11.96	0.14•	2.28	2.42	0.25	—	—	0.25	—	14.13	20.35	0.49	0.38	0.38	1.08	485,103	74
12-31-12	10.61	0.13•	1.46	1.59	0.24	—	—	0.24	—	11.96	15.09	0.45	0.37	0.37	1.15	456,581	58
12-31-11	11.32	0.21	(0.74)	(0.53)	0.18	—	—	0.18	—	10.61	(4.61)	0.37	0.37	0.37	1.77	416,250	71
12-31-10	10.01	0.16	1.28	1.44	0.13	—	—	0.13	—	11.32	14.56	0.37	0.37	0.37	1.65	477,985	56
Class S2
06-30-15	13.01	0.01•	0.37	0.38	—	—	—	—	—	13.39	2.92	0.75	0.58	0.58	0.18	25,286	28
12-31-14	13.77	0.13•	0.60	0.73	0.27	1.22	—	1.49	—	13.01	5.50	0.75	0.56	0.56	0.95	31,331	59
12-31-13	11.66	0.11•	2.22	2.33	0.22	—	—	0.22	—	13.77	20.17	0.74	0.53	0.53	0.88	34,588	74
12-31-12	10.36	0.12•	1.42	1.54	0.24	—	—	0.24	—	11.66	14.97	0.70	0.52	0.52	1.07	36,830	58
12-31-11	11.08	0.19•	(0.73)	(0.54)	0.18	—	—	0.18	—	10.36	(4.79)	0.62	0.52	0.52	1.78	26,630	71
12-31-10	9.83	0.21•	1.19	1.40	0.15	—	—	0.15	—	11.08	14.44	0.62	0.52	0.52	2.08	18,369	56
Class T
06-30-15	13.50	(0.01)	0.38	0.37	—	—	—	—	—	13.87	2.74	1.00	0.88	0.88	(0.09)	901	28
12-31-14	14.22	0.05•	0.67	0.72	0.22	1.22	—	1.44	—	13.50	5.26	1.00	0.86	0.86	0.32	864	59
12-31-13	12.02	0.06•	2.31	2.37	0.17	—	—	0.17	—	14.22	19.85	0.99	0.83	0.83	0.48	1,898	74
12-31-12	10.63	0.07•	1.47	1.54	0.15	—	—	0.15	—	12.02	14.59	0.95	0.82	0.82	0.61	2,561	58
12-31-11	11.33	0.15•	(0.73)	(0.58)	0.12	—	—	0.12	—	10.63	(5.06)	0.87	0.82	0.82	1.30	2,927	71
12-31-10	10.02	0.12	1.27	1.39	0.08	—	—	0.08	—	11.33	14.04	0.87	0.82	0.82	1.18	3,998	56
Voya Solution 2040 Portfolio
Class ADV
06-30-15	14.89	0.00*•	0.45	0.45	—	—	—	—	—	15.34	3.02	2.42	0.68	0.68	0.01	824	25
12-31-14	14.04	0.18•	0.73	0.91	0.01	0.05	—	0.06	—	14.89	6.51	3.66	0.67	0.67	1.23	701	80
12-31-13	12.45	0.08	2.58	2.66	0.21	0.89	—	1.10	0.03	14.04	22.31(c)	84.89	0.64	0.64	0.63	4	67
12-31-12	11.23	0.08	1.57	1.65	0.09	0.34	—	0.43	—	12.45	14.70	44.95	0.62	0.62	0.63	4	64
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.25	3	10
See Accompanying Notes to Financial Statements
36

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio (continued)
Class I
06-30-15	15.08	0.04•	0.46	0.50	—	—	—	—	—	15.58	3.32	1.92	0.18	0.18	0.50	5	25
12-31-14	14.14	0.17	0.82	0.99	—	0.05	—	0.05	—	15.08	7.04	3.16	0.17	0.17	1.14	5	80
12-31-13	12.52	0.15	2.60	2.75	0.27	0.89	—	1.16	0.03	14.14	22.99(c)	84.39	0.14	0.14	1.11	4	67
12-31-12	11.24	0.14	1.58	1.72	0.10	0.34	—	0.44	—	12.52	15.34	44.45	0.12	0.12	1.16	4	64
10-03-11(5) - 12-31-11	10.00	0.07	1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.75	3	10
Class S
06-30-15	15.02	0.02•	0.45	0.47	—	—	—	—	—	15.49	3.13	2.17	0.43	0.43	0.27	5	25
12-31-14	14.15	0.13	0.79	0.92	—	0.05	—	0.05	—	15.02	6.54	3.41	0.42	0.42	0.90	5	80
12-31-13	12.48	0.11	2.59	2.70	0.17	0.89	—	1.06	0.03	14.15	22.57(c)	84.64	0.39	0.39	0.84	4	67
12-31-12	11.23	0.11	1.58	1.69	0.10	0.34	—	0.44	—	12.48	15.02	44.70	0.37	0.37	0.92	4	64
10-03-11(5) - 12-31-11	10.00	0.07	1.16	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.57	3	10
Class S2
06-30-15	14.93	0.01	0.45	0.46	—	—	—	—	—	15.39	3.08	2.42	0.58	0.58	0.09	5	25
12-31-14	14.05	0.11	0.82	0.93	—	0.05	—	0.05	—	14.93	6.66	3.66	0.57	0.57	0.76	5	80
12-31-13	12.47	0.10	2.56	2.66	0.22	0.89	—	1.11	0.03	14.05	22.30(c)	84.89	0.54	0.54	0.71	4	67
12-31-12	11.23	0.09	1.58	1.67	0.09	0.34	—	0.43	—	12.47	14.91	44.95	0.52	0.52	0.73	4	64
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.36	3	10
Class T
06-30-15	14.85	(0.02)•	0.45	0.43	—	—	—	—	—	15.28	2.90	2.67	0.88	0.88	(0.21)	5	25
12-31-14	14.01	0.06	0.83	0.89	—	0.05	—	0.05	—	14.85	6.40	3.91	0.87	0.87	0.45	4	80
12-31-13	12.43	0.06	2.56	2.62	0.18	0.89	—	1.07	0.03	14.01	22.06(c)	85.14	0.84	0.84	0.41	4	67
12-31-12	11.22	0.05	1.58	1.63	0.08	0.34	—	0.42	—	12.43	14.56	45.20	0.82	0.82	0.43	4	64
10-03-11(5) - 12-31-11	10.00	0.05	1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.06	3	10
Voya Solution 2045 Portfolio
Class ADV
06-30-15	13.60	(0.01)•	0.40	0.39	—	—	—	—	—	13.99	2.87	0.75	0.69	0.69	(0.08)	219,703	23
12-31-14	14.55	0.08•	0.73	0.81	0.22	1.54	—	1.76	—	13.60	5.84	0.74	0.68	0.68	0.55	237,641	58
12-31-13	11.98	0.06•	2.69	2.75	0.18	—	—	0.18	—	14.55	23.09	0.74	0.63	0.63	0.49	266,469	72
12-31-12	10.56	0.07•	1.53	1.60	0.18	—	—	0.18	—	11.98	15.23	0.70	0.62	0.62	0.60	239,901	50
12-31-11	11.29	0.14•	(0.76)	(0.62)	0.11	—	—	0.11	—	10.56	(5.42)	0.62	0.62	0.62	1.28	244,111	77
12-31-10	9.90	0.11	1.35	1.46	0.07	—	—	0.07	—	11.29	14.92	0.62	0.62	0.62	1.04	262,653	40
See Accompanying Notes to Financial Statements
37

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio (continued)
Class I
06-30-15	13.90	0.03•	0.41	0.44	—	—	—	—	—	14.34	3.17	0.25	0.19	0.19	0.44	179,735	23
12-31-14	14.84	0.15	0.75	0.90	0.30	1.54	—	1.84	—	13.90	6.34	0.24	0.18	0.18	1.04	161,654	58
12-31-13	12.21	0.14•	2.74	2.88	0.25	—	—	0.25	—	14.84	23.74	0.24	0.13	0.13	1.07	158,048	72
12-31-12	10.76	0.11	1.58	1.69	0.24	—	—	0.24	—	12.21	15.81	0.20	0.12	0.12	1.11	124,166	50
12-31-11	11.51	0.21•	(0.80)	(0.59)	0.16	—	—	0.16	—	10.76	(5.02)	0.12	0.12	0.12	1.86	109,358	77
12-31-10	10.08	0.16•	1.38	1.54	0.11	—	—	0.11	—	11.51	15.51	0.12	0.12	0.12	1.59	88,176	40
Class S
06-30-15	13.76	0.02	0.39	0.41	—	—	—	—	—	14.17	2.98	0.50	0.44	0.44	0.18	303,003	23
12-31-14	14.70	0.12•	0.73	0.85	0.25	1.54	—	1.79	—	13.76	6.10	0.49	0.43	0.43	0.83	301,617	58
12-31-13	12.10	0.10•	2.72	2.82	0.22	—	—	0.22	—	14.70	23.45	0.49	0.38	0.38	0.74	350,686	72
12-31-12	10.67	0.11	1.53	1.64	0.21	—	—	0.21	—	12.10	15.47	0.45	0.37	0.37	0.91	313,757	50
12-31-11	11.40	0.18	(0.78)	(0.60)	0.13	—	—	0.13	—	10.67	(5.14)	0.37	0.37	0.37	1.51	277,998	77
12-31-10	10.00	0.13	1.36	1.49	0.09	—	—	0.09	—	11.40	15.12	0.37	0.37	0.37	1.33	319,163	40
Class S2
06-30-15	13.49	(0.00)*•	0.40	0.40	—	—	—	—	—	13.89	2.97	0.75	0.59	0.59	(0.02)	15,331	23
12-31-14	14.45	0.09•	0.72	0.81	0.23	1.54	—	1.77	—	13.49	5.87	0.74	0.58	0.58	0.67	19,353	58
12-31-13	11.89	0.07•	2.68	2.75	0.19	—	—	0.19	—	14.45	23.26	0.74	0.53	0.53	0.52	19,968	72
12-31-12	10.49	0.09•	1.51	1.60	0.20	—	—	0.20	—	11.89	15.37	0.70	0.52	0.52	0.76	22,458	50
12-31-11	11.24	0.16•	(0.77)	(0.61)	0.14	—	—	0.14	—	10.49	(5.38)	0.62	0.52	0.52	1.49	19,318	77
12-31-10	9.89	0.18•	1.28	1.46	0.11	—	—	0.11	—	11.24	15.00	0.62	0.52	0.52	1.74	14,341	40
Class T
06-30-15	13.77	(0.03)	0.42	0.39	—	—	—	—	—	14.16	2.83	1.00	0.89	0.89	(0.26)	400	23
12-31-14	14.73	(0.00)*•	0.78	0.78	0.20	1.54	—	1.74	—	13.77	5.53	0.99	0.88	0.88	(0.00)*	376	58
12-31-13	12.10	0.04•	2.72	2.76	0.13	—	—	0.13	—	14.73	22.93	0.99	0.83	0.83	0.27	1,068	72
12-31-12	10.63	0.02•	1.57	1.59	0.12	—	—	0.12	—	12.10	14.98	0.95	0.82	0.82	0.21	936	50
12-31-11	11.35	0.11•	(0.75)	(0.64)	0.08	—	—	0.08	—	10.63	(5.63)	0.87	0.82	0.82	0.98	1,367	77
12-31-10	9.95	0.09	1.36	1.45	0.05	—	—	0.05	—	11.35	14.68	0.87	0.82	0.82	0.83	2,329	40
Voya Solution 2050 Portfolio
Class ADV
06-30-15	14.95	(0.00)*•	0.43	0.43	—	—	—	—	—	15.38	2.88	3.91	0.69	0.69	(0.05)	417	23
12-31-14	14.16	0.17•	0.74	0.91	0.01	0.11	—	0.12	—	14.95	6.49	6.49	0.68	0.68	1.15	355	51
12-31-13	12.44	0.06	2.70	2.76	0.19	0.88	—	1.07	0.03	14.16	23.18(d)	84.37	0.64	0.64	0.48	4	65
12-31-12	11.23	0.07	1.59	1.66	0.09	0.36	—	0.45	—	12.44	14.78	41.76	0.62	0.62	0.56	4	59
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.22	3	12
See Accompanying Notes to Financial Statements
38

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio (continued)
Class I
06-30-15	15.15	0.03•	0.45	0.48	—	—	—	—	—	15.63	3.17	3.41	0.19	0.19	0.45	5	23
12-31-14	14.26	0.14	0.86	1.00	—	0.11	—	0.11	—	15.15	7.04	5.99	0.18	0.18	0.97	5	51
12-31-13	12.51	0.13	2.73	2.86	0.26	0.88	—	1.14	0.03	14.26	23.84(d)	84.87	0.14	0.14	0.98	4	65
12-31-12	11.24	0.13	1.60	1.73	0.10	0.36	—	0.46	—	12.51	15.42	41.26	0.12	0.12	1.09	4	59
10-03-11(5) - 12-31-11	10.00	0.07	1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.73	3	12
Class S
06-30-15	15.09	0.01	0.45	0.46	—	—	—	—	—	15.55	3.05	3.66	0.44	0.44	0.16	5	23
12-31-14	14.25	0.13	0.82	0.95	—	0.11	—	0.11	—	15.09	6.69	6.24	0.43	0.43	0.87	5	51
12-31-13	12.46	0.09	2.71	2.80	0.16	0.88	—	1.04	0.03	14.25	23.37(d)	84.12	0.39	0.39	0.66	4	65
12-31-12	11.23	0.10	1.59	1.69	0.10	0.36	—	0.46	—	12.46	15.01	41.51	0.37	0.37	0.84	4	59
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.32	3	12
Class S2
06-30-15	14.97	0.00*	0.44	0.44	—	—	—	—	—	15.41	2.94	3.91	0.59	0.59	0.05	5	23
12-31-14	14.15	0.08	0.85	0.93	—	0.11	—	0.11	—	14.97	6.59	6.49	0.58	0.58	0.58	5	51
12-31-13	12.45	0.08	2.68	2.76	0.21	0.88	—	1.09	0.03	14.15	23.09(d)	84.37	0.54	0.54	0.58	4	65
12-31-12	11.23	0.08	1.59	1.67	0.09	0.36	—	0.45	—	12.45	14.90	41.76	0.52	0.52	0.66	4	59
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.34	3	12
Class T
06-30-15	14.95	(0.02)•	0.45	0.43	—	—	—	—	—	15.38	2.88	4.16	0.89	0.89	(0.25)	5	23
12-31-14	14.17	0.04	0.85	0.89	—	0.11	—	0.11	—	14.95	6.30	6.74	0.88	0.88	0.28	5	51
12-31-13	12.42	0.04	2.73	2.77	0.17	0.88	—	1.05	0.03	14.17	23.28(d)	84.62	0.84	0.84	0.26	4	65
12-31-12	11.22	0.04	1.60	1.64	0.08	0.36	—	0.44	—	12.42	14.65	42.01	0.82	0.82	0.36	4	59
10-03-11(5) - 12-31-11	10.00	0.05	1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.03	3	12
Voya Solution 2055 Portfolio
Class ADV
06-30-15	14.27	(0.01)•	0.42	0.41	—	—	—	—	—	14.68	2.87	0.75	0.70	0.70	(0.15)	41,864	22
12-31-14	14.46	0.09•	0.76	0.85	0.18	0.86	—	1.04	—	14.27	6.03	0.77	0.68	0.68	0.60	38,558	72
12-31-13	12.05	0.08•	2.69	2.77	0.14	0.22	—	0.36	—	14.46	23.19	0.76	0.63	0.63	0.61	34,195	73
12-31-12	10.66	0.09•	1.52	1.61	0.10	0.12	—	0.22	—	12.05	15.27	0.72	0.62	0.62	0.78	19,927	55
12-31-11	11.34	0.17•	(0.79)	(0.62)	0.03	0.03	—	0.06	—	10.66	(5.45)	0.62	0.62	0.62	1.58	11,461	81
03-08-10(5) - 12-31-10	10.02	0.15•	1.17	1.32	—	—	—	—	—	11.34	13.17	0.62	0.62	0.62	1.72	3,923	33
See Accompanying Notes to Financial Statements
39

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio (continued)
Class I
06-30-15	14.49	0.03•	0.42	0.45	—	—	—	—	—	14.94	3.11	0.25	0.20	0.20	0.37	31,608	22
12-31-14	14.65	0.17•	0.76	0.93	0.23	0.86	—	1.09	—	14.49	6.56	0.27	0.18	0.18	1.15	24,787	72
12-31-13	12.17	0.17•	2.71	2.88	0.18	0.22	—	0.40	—	14.65	23.89	0.26	0.13	0.13	1.24	16,948	73
12-31-12	10.74	0.14•	1.54	1.68	0.13	0.12	—	0.25	—	12.17	15.80	0.22	0.12	0.12	1.21	8,034	55
12-31-11	11.37	0.24•	(0.80)	(0.56)	0.04	0.03	—	0.07	—	10.74	(4.91)	0.12	0.12	0.12	2.16	4,746	81
03-08-10(5) - 12-31-10	10.02	0.18•	1.17	1.35	—	—	—	—	—	11.37	13.47	0.12	0.12	0.12	2.11	1,648	33
Class S
06-30-15	14.37	0.01•	0.42	0.43	—	—	—	—	—	14.80	2.99	0.50	0.45	0.45	0.11	48,983	22
12-31-14	14.55	0.14•	0.74	0.88	0.20	0.86	—	1.06	—	14.37	6.25	0.52	0.43	0.43	0.93	43,206	72
12-31-13	12.11	0.12•	2.70	2.82	0.16	0.22	—	0.38	—	14.55	23.52	0.51	0.38	0.38	0.90	37,658	73
12-31-12	10.70	0.13•	1.52	1.65	0.12	0.12	—	0.24	—	12.11	15.53	0.47	0.37	0.37	1.14	22,055	55
12-31-11	11.35	0.20•	(0.78)	(0.58)	0.04	0.03	—	0.07	—	10.70	(5.13)	0.37	0.37	0.37	1.77	10,061	81
03-08-10(5) - 12-31-10	10.02	0.15•	1.18	1.33	—	—	—	—	—	11.35	13.27	0.37	0.37	0.37	1.80	4,717	33
Class S2
06-30-15	14.31	(0.01)•	0.43	0.42	—	—	—	—	—	14.73	2.94	0.75	0.60	0.60	(0.09)	2,894	22
12-31-14	14.50	0.11•	0.75	0.86	0.19	0.86	—	1.05	—	14.31	6.12	0.77	0.58	0.58	0.78	3,071	72
12-31-13	12.07	0.10•	2.69	2.79	0.14	0.22	—	0.36	—	14.50	23.36	0.76	0.53	0.53	0.72	2,250	73
12-31-12	10.68	0.10•	1.52	1.62	0.11	0.12	—	0.23	—	12.07	15.30	0.72	0.52	0.52	0.90	1,294	55
12-31-11	11.34	0.19•	(0.79)	(0.60)	0.03	0.03	—	0.06	—	10.68	(5.26)	0.62	0.52	0.52	1.73	745	81
03-08-10(5) - 12-31-10	10.02	0.15•	1.17	1.32	—	—	—	—	—	11.34	13.17	0.62	0.52	0.52	1.73	275	33
Class T
06-30-15	14.25	(0.02)•	0.41	0.39	—	—	—	—	—	14.64	2.74	1.00	0.90	0.90	(0.34)	7	22
12-31-14	14.44	(0.06)•	0.90	0.84	0.17	0.86	—	1.03	—	14.25	6.00	1.02	0.88	0.88	(0.40)	5	72
12-31-13	12.06	0.14•	2.61	2.75	0.15	0.22	—	0.37	—	14.44	23.00	1.01	0.83	0.83	1.02	68	73
12-31-12	10.65	0.06•	1.52	1.58	0.05	0.12	—	0.17	—	12.06	14.95	0.97	0.82	0.82	0.54	12	55
12-31-11	11.31	0.11	(0.74)	(0.63)	0.00*	0.03	—	0.03	—	10.65	(5.56)	0.87	0.82	0.82	0.94	7	81
03-08-10(5) - 12-31-10	10.02	0.09	1.20	1.29	—	—	—	—	—	11.31	12.87	0.87	0.82	0.82	1.08	6	33
Voya Solution 2060 Portfolio
Class ADV
02-09-15(5) - 06-30-15	10.00	(0.00)*	0.23	0.23	—	—	—	—	—	10.23	2.30	176.92	0.73	0.73	(0.01)	3	19
Class I
02-09-15(5) - 06-30-15	10.00	0.02•	0.23	0.25	—	—	—	—	—	10.25	2.50	176.42	0.23	0.23	0.49	3	19
See Accompanying Notes to Financial Statements
40

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2060 Portfolio (continued)
Class S
02-09-15(5) - 06-30-15	10.00	0.01	0.23	0.24	—	—	—	—	—	10.24	2.40	176.67	0.48	0.48	0.15	3	19
Class S2
02-09-15(5) - 06-30-15	10.00	0.00*	0.24	0.24	—	—	—	—	—	10.24	2.40	176.92	0.63	0.63	0.09	3	19
Class T
02-09-15(5) - 06-30-15	10.00	(0.01)	0.24	0.23	—	—	—	—	—	10.23	2.30	177.17	0.93	0.93	(0.21)	3	19

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 12.88%, 13.71%, 13.33%, 13.25% and 13.15% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2030 Portfolio $33 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.46%, 19,19%, 18.72%, 18.37% and 18.69% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2040 Portfolio $39 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.09%, 22.76%, 22.35%, 22.07% and 21.84% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2050 Portfolio $40 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.95%, 23.61%, 23.14%, 22.86% and 23.05% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as investment options in underlying variable annuity contracts and variable life insurance policies offered by Directed Services LLC. The Company currently consists of forty-four active separate investment series. The sixteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2015 Portfolio (“Solution 2015”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”) and Voya Solution 2060 Portfolio (“Solution 2060”). Each Portfolio is a diversified series of the Company.
Solution 2015, Solution 2020, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055 and Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
On close of business August 14, 2015, Solution 2015 merged into Solution Income.
Each Portfolio offers at least four of the following five classes of shares: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments.
For the period ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2015, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2015, the following Portfolios had average notional values on futures contracts purchased as disclosed below. There were no open futures contracts for any Portfolio at June 30, 2015.

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Solution Balanced	$1,096,024
Solution Conservative	365,404
Solution Income	3,283,715
Solution Moderately Aggressive	722,095
Solution Moderately Conservative	974,160
Solution 2015	11,303,297
Solution 2025	23,400,136
Solution 2035	21,158,048
Solution 2045	14,712,857
Solution 2055	2,191,860
H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized on a twelve month period on a straight-line basis starting at the commencement of operations.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$3,278,250	$1,353,480
Solution Balanced	15,680,373	15,302,782
Solution Conservative	6,459,536	6,295,299
Solution Income	54,918,367	60,806,191
Solution Moderately Aggressive	10,752,863	9,475,733
Solution Moderately Conservative	16,669,667	17,680,451
Solution 2015	184,418,541	228,750,406
Solution 2020	304,353	196,756
Solution 2025	310,555,553	341,219,325
Solution 2030	245,235	83,893
Solution 2035	291,761,460	303,516,926
Solution 2040	297,039	194,772
Solution 2045	164,358,467	171,472,667
Solution 2050	147,090	94,915
Solution 2055	41,081,946	26,046,569
Solution 2060	17,857	2,986
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The
Management Agreement compensated the Investment Adviser with an annual fee of 0.10% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.30% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee of 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each applicable Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. Termination or modification of this obligation requires approval by the Board.
The Company has a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2015 the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Solution 2030	5.14%
	Solution 2060	99.67
Voya Institutional Trust Company	Solution Aggressive	5.18
	Solution Conservative	6.21
Subsidiary	Portfolio	Percentage
	Solution Income	34.62
	Solution 2015	27.14
	Solution 2020	93.93
	Solution 2025	26.91
	Solution 2030	73.46
	Solution 2035	27.54
	Solution 2040	95.10
	Solution 2045	25.18
	Solution 2050	95.71
	Solution 2055	21.29
Voya Retirement Insurance and Annuity Company	Solution Aggressive	94.75
	Solution Balanced	96.99
	Solution Conservative	93.77
	Solution Income	60.24
	Solution Moderately Aggressive	95.85
	Solution Moderately Conservative	96.31
	Solution 2015	69.19
	Solution 2025	70.63
	Solution 2035	70.99
	Solution 2045	73.82
	Solution 2055	78.70
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2015, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expense	Amount
Solution Aggressive	Audit	$5,382
Solution Balanced	Audit	4,535
Solution Moderately Conservative	Audit	4,360
Solution 2020	Audit	1,085
	Postage	339
	Miscellaneous	192
Solution 2030	Audit	1,855
	Postage	372
	Miscellaneous	201
	Custody	191
Solution 2040	Audit	461
	Postage	200
	Miscellaneous	206
	Custody	138
Solution 2050	Audit	308
	Postage	200
	Miscellaneous	194
	Custody	92
Solution 2060	Audit	860
	Offering Fee	1,635
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.99%	1.14%	N/A
Solution 2015	1.23%	0.73%	0.98%	1.13%	1.43%
Solution 2020	1.26%	0.76%	1.01%	1.16%	1.46%
Solution 2025	1.30%	0.80%	1.05%	1.20%	1.50%
Solution 2030	1.33%	0.83%	1.08%	1.23%	1.53%
Solution 2035	1.37%	0.87%	1.12%	1.27%	1.57%
Solution 2040	1.38%	0.88%	1.13%	1.28%	1.58%
Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2045	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2050	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2055	1.39%	0.89%	1.14%	1.29%	1.59%
Solution 2060	1.39%	0.89%	1.14%	1.29%	1.59%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015 the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2016	2017	2018	Total
Solution Aggressive	$5,234	$33,792	$6,393	$45,419
Solution Balanced	61,544	78,537	61,481	201,562
Solution Conservative	34,993	39,808	39,838	114,639
Solution Income	241,595	245,372	207,178	694,145
Solution Moderately Aggressive	39,985	48,172	30,534	118,691
Solution Moderately Conservative	63,309	73,673	52,617	189,599
Solution 2015	847,338	705,801	513,977	2,067,116
Solution 2020	13,764	14,759	14,936	43,459
Solution 2025	1,464,376	1,498,398	1,084,901	4,047,675
Solution 2030	13,358	14,796	15,209	43,363
Solution 2035	1,233,593	1,167,769	712,047	3,113,409
Solution 2040	13,352	17,268	12,390	43,010
Solution 2045	816,731	706,633	380,333	1,903,697
Solution 2050	12,318	16,431	13,209	41,958
Solution 2055	71,115	97,972	70,324	239,411
Solution 2060	—	—	10,564	10,564

48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

The expense limitation agreement is contractual through May 1, 2018 for all Portfolios (except for Solution Aggressive, which is through May 1, 2016, and Solution 2060, which is through May 1, 2017) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
For the period ended June 30, 2015, Solution 2060 had a payable to the Investment Adviser of  $4,619 representing a recoupment of previously reimbursed fees.
NOTE 9 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the six months ended June 30, 2015.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2015	64,692	—	(46,045)	18,647	810,583	—	—	(586,501)	224,082
12/31/2014	154,840	1,280	(19,262)	136,858	1,843,267	—	15,160	(228,253)	1,630,174
Class I
6/30/2015	7,797	—	—*	7,797	100,140	—	—	—*	100,140
12/31/2014	682	2	—*	684	8,352	—	28	30	8,410
Class S
6/30/2015	128,795	—	(9,054)	119,741	1,637,593	—	—	(111,912)	1,525,681
12/31/2014	85,782	1,100	(23,639)	63,243	1,009,337	—	13,128	(281,068)	741,397
Class S2
6/30/2015	6,660	—	(158)	6,502	83,964	—	—	(1,962)	82,002
12/31/2014	5,646	32	(2,531)	3,147	67,157	—	379	(29,247)	38,289
Solution Balanced
Class ADV
6/30/2015	87,462	—	(196,474)	(109,012)	947,851	—	—	(2,129,173)	(1,181,322)
12/31/2014	309,124	225,452	(378,551)	156,025	3,375,467	—	2,331,179	(4,140,741)	1,565,905
Class I
6/30/2015	2,522	—	(565)	1,957	28,318	—	—	(6,348)	21,970
12/31/2014	2,118	10	(110)	2,018	23,017	—	101	(1,184)	21,934
Class S
6/30/2015	187,057	—	(154,236)	32,821	2,053,989	—	—	(1,697,335)	356,654
12/31/2014	280,166	187,383	(397,351)	70,198	3,067,644	—	1,960,021	(4,431,354)	596,311
Class S2
6/30/2015	4,694	—	(15,043)	(10,349)	51,501	—	—	(163,031)	(111,530)
12/31/2014	12,219	5,321	(55,416)	(37,876)	133,065	—	55,554	(608,391)	(419,772)
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Conservative
Class ADV
6/30/2015	79,943	—	(129,210)	(49,267)	907,579	—	—	(1,463,112)	(555,533)
12/31/2014	151,604	64,290	(133,750)	82,144	1,736,213	—	712,338	(1,537,899)	910,652
Class I
6/30/2015	224	—	—*	224	2,578	—	—	—*	2,578
12/31/2014	525	21	—*	546	5,943	—	241	—*	6,184
Class S
6/30/2015	46,294	—	(33,529)	12,765	529,074	—	—	(380,420)	148,654
12/31/2014	95,898	34,659	(144,688)	(14,131)	1,111,927	—	386,107	(1,664,558)	(166,524)
Class S2
6/30/2015	5,932	—	(3,017)	2,915	67,226	—	—	(33,856)	33,370
12/31/2014	5,524	1,870	(5,445)	1,949	63,077	—	20,759	(61,852)	21,984
Solution Income
Class ADV
6/30/2015	408,914	—	(946,993)	(538,079)	4,814,136	—	—	(11,172,834)	(6,358,698)
12/31/2014	663,951	177,552	(1,933,340)	(1,091,837)	7,610,632	—	2,029,424	(22,271,265)	(12,631,209)
Class I
6/30/2015	284,079	—	(325,071)	(40,992)	3,424,717	—	—	(3,940,247)	(515,530)
12/31/2014	675,323	59,763	(947,414)	(212,328)	7,947,689	—	696,238	(11,149,334)	(2,505,407)
Class S
6/30/2015	255,489	—	(530,865)	(275,376)	3,050,823	—	—	(6,340,435)	(3,289,612)
12/31/2014	523,734	130,555	(1,312,451)	(658,162)	6,110,756	—	1,510,514	(15,226,445)	(7,605,175)
Class S2
6/30/2015	36,154	—	(59,626)	(23,472)	422,521	—	—	(697,316)	(274,795)
12/31/2014	97,794	8,746	(207,263)	(100,723)	1,117,962	—	99,007	(2,351,953)	(1,134,984)
Class T
6/30/2015	113	—	(2)	111	1,386	—	—	(25)	1,361
12/31/2014	1,071	205	(10,275)	(8,999)	12,825	—	2,437	(122,215)	(106,953)
Solution Moderately Aggressive
Class ADV
6/30/2015	132,807	—	(47,479)	85,328	1,779,565	—	—	(636,069)	1,143,496
12/31/2014	356,299	125,179	(211,294)	270,184	4,775,780	—	1,593,527	(2,805,589)	3,563,718
Class I
6/30/2015	2,068	—	(82)	1,986	28,231	—	—	(1,100)	27,131
12/31/2014	4,418	28	(487)	3,959	58,536	—	360	(6,395)	52,501
Class S
6/30/2015	109,579	—	(165,887)	(56,308)	1,485,371	—	—	(2,259,489)	(774,118)
12/31/2014	179,296	79,409	(278,237)	(19,532)	2,401,872	—	1,018,024	(3,738,911)	(319,015)
Class S2
6/30/2015	14,755	—	(3,962)	10,793	200,943	—	—	(52,387)	148,556
12/31/2014	43,302	5,100	(8,018)	40,384	580,968	—	65,384	(105,838)	540,514
Solution Moderately Conservative
Class ADV
6/30/2015	206,940	—	(216,522)	(9,582)	2,209,116	—	—	(2,312,877)	(103,761)
12/31/2014	404,547	167,450	(530,499)	41,498	4,358,637	—	1,723,067	(5,705,865)	375,839
Class I
6/30/2015	92	—	—*	92	1,007	—	—	—*	1,007
12/31/2014	3,966	9	(681)	3,294	43,084	—	95	(7,291)	35,888
Class S
6/30/2015	98,470	—	(292,475)	(194,005)	1,074,158	—	—	(3,190,474)	(2,116,316)
12/31/2014	306,420	177,037	(572,181)	(88,724)	3,347,877	—	1,857,121	(6,270,232)	(1,065,234)
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative (continued)
Class S2
6/30/2015	4,621	—	(2,303)	2,318	50,051	—	—	(25,093)	24,958
12/31/2014	24,148	5,580	(10,878)	18,850	255,891	—	58,087	(116,498)	197,480
Solution 2015
Class ADV
6/30/2015	436,237	—	(2,923,175)	(2,486,938)	5,375,788	—	—	(35,966,512)	(30,590,724)
12/31/2014	1,142,819	590,401	(6,212,360)	(4,479,140)	13,739,512	—	7,043,480	(74,906,289)	(54,123,297)
Class I
6/30/2015	1,303,329	—	(983,350)	319,979	16,440,086	—	—	(12,422,882)	4,017,204
12/31/2014	2,259,311	255,282	(3,830,740)	(1,316,147)	27,758,553	—	3,099,121	(47,259,279)	(16,401,605)
Class S
6/30/2015	574,261	—	(3,179,856)	(2,605,595)	7,208,169	—	—	(39,634,365)	(32,426,196)
12/31/2014	1,252,779	661,317	(5,445,956)	(3,531,860)	15,304,402	—	7,975,475	(66,064,692)	(42,784,815)
Class S2
6/30/2015	145,007	—	(186,491)	(41,484)	1,765,651	—	—	(2,284,045)	(518,394)
12/31/2014	277,471	46,503	(918,979)	(595,005)	3,290,772	—	547,332	(10,968,043)	(7,129,939)
Class T
6/30/2015	376	—	(9,198)	(8,822)	4,750	—	—	(115,569)	(110,819)
12/31/2014	8,644	2,928	(83,992)	(72,420)	106,245	—	35,517	(1,019,986)	(878,224)
Solution 2020
Class ADV
6/30/2015	10,022	—	(2,132)	7,890	132,620	—	—	(27,620)	105,000
12/31/2014	48,923	159	(307)	48,775	612,209	—	2,004	(3,935)	610,278
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	11	—	11
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	11	—	11
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	11	—	11
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	12	—	12
Solution 2025
Class ADV
6/30/2015	991,350	—	(4,584,594)	(3,593,244)	13,027,708	—	—	(60,065,459)	(47,037,751)
12/31/2014	2,231,249	2,365,187	(8,995,769)	(4,399,333)	29,044,488	—	29,777,701	(118,304,500)	(59,482,311)
Class I
6/30/2015	2,625,900	—	(1,301,119)	1,324,781	35,362,450	—	—	(17,607,126)	17,755,324
12/31/2014	5,476,228	1,262,725	(8,596,798)	(1,857,845)	73,210,248	—	16,226,007	(114,659,726)	(25,223,471)
Class S
6/30/2015	1,663,410	—	(3,765,154)	(2,101,744)	22,288,297	—	—	(49,847,498)	(27,559,201)
12/31/2014	2,279,513	2,647,318	(7,601,495)	(2,674,664)	30,203,403	—	33,726,829	(99,848,972)	(35,918,740)
Class S2
6/30/2015	117,944	—	(453,863)	(335,919)	1,536,181	—	—	(5,936,021)	(4,399,840)
12/31/2014	390,863	186,394	(1,007,792)	(430,535)	4,991,097	—	2,322,472	(13,209,698)	(5,896,129)
Class T
6/30/2015	879	—	(602)	277	11,773	—	—	(8,143)	3,630
12/31/2014	33,371	15,933	(207,881)	(158,577)	452,968	—	204,414	(2,665,283)	(2,007,901)
51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution 2030
Class ADV
6/30/2015	6,704	—	(444)	6,260	96,247	—	—	(6,164)	90,083
12/31/2014	19,829	169	(9,062)	10,936	267,213	—	2,303	(127,607)	141,909
Class I
6/30/2015	4,823	—	—	4,823	70,471	—	—	—	70,471
12/31/2014	—	2	—	2	—	—	30	—	30
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	31	—	31
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	31	—	31
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	30	—	30
Solution 2035
Class ADV
6/30/2015	874,535	—	(3,377,331)	(2,502,796)	11,916,673	—	—	(45,687,929)	(33,771,256)
12/31/2014	1,744,453	3,030,633	(7,862,097)	(3,087,011)	24,110,514	—	39,277,002	(108,687,237)	(45,299,721)
Class I
6/30/2015	2,616,445	—	(1,403,061)	1,213,384	36,480,864	—	—	(19,600,794)	16,880,070
12/31/2014	5,425,725	1,789,783	(5,971,308)	1,244,200	75,880,127	—	23,660,926	(83,373,140)	16,167,913
Class S
6/30/2015	2,150,458	—	(3,084,916)	(934,458)	29,795,162	—	—	(42,191,718)	(12,396,556)
12/31/2014	1,961,410	3,404,711	(7,389,232)	(2,023,111)	27,216,748	—	44,635,757	(102,662,482)	(30,809,977)
Class S2
6/30/2015	154,403	—	(674,042)	(519,639)	2,072,139	—	—	(9,120,154)	(7,048,015)
12/31/2014	401,603	251,203	(756,733)	(103,927)	5,348,909	—	3,202,845	(10,410,085)	(1,858,331)
Class T
6/30/2015	1,376	—	(481)	895	19,115	—	—	(6,690)	12,425
12/31/2014	39,474	17,254	(126,143)	(69,415)	568,584	—	228,444	(1,664,992)	(867,964)
Solution 2040
Class ADV
6/30/2015	8,204	—	(1,580)	6,624	126,110	—	—	(24,512)	101,598
12/31/2014	55,828	186	(9,235)	46,779	802,761	—	2,713	(136,869)	668,605
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	17	—	17
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	16	—	16
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	16	—	16
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	1	—	1	—	—	17	—	17
Solution 2045
Class ADV
6/30/2015	628,260	—	(2,399,730)	(1,771,470)	8,882,399	—	—	(33,383,540)	(24,501,141)
12/31/2014	1,421,478	2,191,746	(4,449,138)	(835,914)	20,282,717	—	29,128,306	(63,324,912)	(13,913,889)
52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution 2045 (continued)
Class I
6/30/2015	2,091,066	—	(1,183,828)	907,238	30,016,490	—	—	(17,101,140)	12,915,350
12/31/2014	4,631,246	1,541,633	(5,193,702)	979,177	67,357,973	—	20,904,540	(75,567,806)	12,694,707
Class S
6/30/2015	1,409,907	—	(1,952,798)	(542,891)	20,088,700	—	—	(27,441,729)	(7,353,029)
12/31/2014	1,541,939	2,649,762	(6,124,054)	(1,932,353)	22,188,855	—	35,586,304	(88,338,311)	(30,563,152)
Class S2
6/30/2015	101,317	—	(431,860)	(330,543)	1,411,848	—	—	(6,076,121)	(4,664,273)
12/31/2014	330,210	165,692	(443,661)	52,241	4,621,951	—	2,183,817	(6,389,684)	416,084
Class T
6/30/2015	979	—	(56)	923	13,988	—	—	(788)	13,200
12/31/2014	20,235	9,827	(75,284)	(45,222)	302,640	—	132,466	(1,024,896)	(589,790)
Solution 2050
Class ADV
6/30/2015	4,167	—	(795)	3,372	64,598	—	—	(12,487)	52,111
12/31/2014	23,835	186	(569)	23,452	343,577	—	2,715	(8,517)	337,775
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	33	—	33
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	34	—	34
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	33	—	33
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	2	—	2	—	—	33	—	33
Solution 2055
Class ADV
6/30/2015	505,478	—	(355,919)	149,559	7,480,031	—	—	(5,196,547)	2,283,484
12/31/2014	789,420	188,455	(640,060)	337,815	11,381,547	—	2,625,177	(9,240,921)	4,765,803
Class I
6/30/2015	552,103	—	(147,381)	404,722	8,277,155	—	—	(2,199,545)	6,077,610
12/31/2014	1,276,229	110,212	(832,392)	554,049	18,577,926	—	1,555,089	(12,432,533)	7,700,482
Class S
6/30/2015	642,045	—	(339,467)	302,578	9,585,050	—	—	(4,996,535)	4,588,515
12/31/2014	960,371	195,311	(737,606)	418,076	13,967,923	—	2,736,305	(10,611,072)	6,093,156
Class S2
6/30/2015	53,996	—	(72,130)	(18,134)	794,247	—	—	(1,078,012)	(283,765)
12/31/2014	110,096	12,855	(63,468)	59,483	1,580,844	—	179,451	(907,693)	852,602
Class T
6/30/2015	63	—	(1)	62	930	—	—	(15)	915
12/31/2014	11,983	250	(16,576)	(4,343)	170,103	—	3,479	(232,135)	(58,553)
Solution 2060
Class ADV
2/9/2015(1) - 6/30/2015	301	—	—	301	3,010	—	—	—	3,010
Class I
2/9/2015(1) - 6/30/2015	301	—	—	301	3,010	—	—	—	3,010
53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Solution 2060 (continued)
Class S
2/9/2015(1) - 6/30/2015	301	—	—	301	3,010	—	—	—	3,010
Class S2
2/9/2015(1) - 6/30/2015	301	—	—	301	3,010	—	—	—	3,010
Class T
2/9/2015(1) - 6/30/2015	301	—	—	301	3,010	—	—	—	3,010

(1)
Commencement of operations.

*
Share amount is less than 0.500 per share or $0.50.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:
	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$17,859	$10,836
Solution Balanced	1,836,209	2,510,646
Solution Conservative	651,677	467,767
Solution Income	4,337,620	—
Solution Moderately Aggressive	982,421	1,694,873
Solution Moderately Conservative	1,919,034	1,719,336
Solution 2015	14,913,684	3,787,241
Solution 2020	599	1,450
Solution 2025	23,455,600	58,801,823
Solution 2030	721	1,706
	Ordinary Income	Long-term Capital Gains
Solution 2035	23,445,726	87,559,248
Solution 2040	701	2,078
Solution 2045	17,516,559	70,418,874
Solution 2050	660	2,188
Solution 2055	2,587,997	4,511,504
The tax-basis components of distributable earnings as of December 31, 2014 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution Aggressive	$130,364	$159,230	$(118,686)
Solution Balanced	1,901,143	3,609,044	1,271,680
Solution Conservative	583,985	396,930	(360,642)
Solution Income	4,158,256	5,617,277	(338,737)
Solution Moderately Aggressive	1,265,775	2,869,017	737,985
Solution Moderately Conservative	1,574,841	2,119,087	(38,159)
Solution 2015	20,584,530	29,768,687	819,095
Solution 2020	15,748	18,493	(12,431)
Solution 2025	43,842,076	99,600,233	36,145,048
Solution 2030	8,840	11,435	(3,726)
Solution 2035	41,924,149	105,961,946	42,734,835
Solution 2040	24,128	33,990	(22,676)
Solution 2045	30,752,552	92,861,101	32,918,967
Solution 2050	10,784	19,352	(9,778)
Solution 2055	4,298,030	10,297,388	1,169,181
At December 31, 2014, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of

54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 12 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.
Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.
Foreign Securities. Investing in foreign (non-U.S.) securities may result in the Portfolios or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
NOTE 13 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in
order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new

55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 13 — RESTRUCTURING PLAN (continued)

investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2015, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.2137	$0.0747	$0.3610	August 5, 2015	August 3, 2015
Class I	$0.2418	$0.0747	$0.3610	August 5, 2015	August 3, 2015
Class S	$0.2274	$0.0747	$0.3610	August 5, 2015	August 3, 2015
Class S2	$0.2287	$0.0747	$0.3610	August 5, 2015	August 3, 2015
Solution Balanced
Class ADV	$0.2846	$0.1013	$0.7557	August 5, 2015	August 3, 2015
Class I	$0.3388	$0.1013	$0.7557	August 5, 2015	August 3, 2015
Class S	$0.3116	$0.1013	$0.7557	August 5, 2015	August 3, 2015
Class S2	$0.2862	$0.1013	$0.7557	August 5, 2015	August 3, 2015
Solution Conservative
Class ADV	$0.2745	$0.0945	$0.2585	August 5, 2015	August 3, 2015
Class I	$0.3331	$0.0945	$0.2585	August 5, 2015	August 3, 2015
Class S	$0.3055	$0.0945	$0.2585	August 5, 2015	August 3, 2015
Class S2	$0.2952	$0.0945	$0.2585	August 5, 2015	August 3, 2015
Solution Income
Class ADV	$0.2888	$—	$0.4199	August 5, 2015	August 3, 2015
Class I	$0.3570	$—	$0.4199	August 5, 2015	August 3, 2015
Class S	$0.3239	$—	$0.4199	August 5, 2015	August 3, 2015
Class S2	$0.3076	$—	$0.4199	August 5, 2015	August 3, 2015
Class T	$0.2239	$—	$0.4199	August 5, 2015	August 3, 2015
Solution Moderately Aggressive
Class ADV	$0.3687	$0.1422	$1.1765	August 5, 2015	August 3, 2015
Class I	$0.4292	$0.1422	$1.1765	August 5, 2015	August 3, 2015
Class S	$0.3907	$0.1422	$1.1765	August 5, 2015	August 3, 2015
Class S2	$0.3932	$0.1422	$1.1765	August 5, 2015	August 3, 2015
Solution Moderately Conservative
Class ADV	$0.2771	$0.1015	$0.5230	August 5, 2015	August 3, 2015
Class I	$0.3292	$0.1015	$0.5230	August 5, 2015	August 3, 2015
Class S	$0.2980	$0.1015	$0.5230	August 5, 2015	August 3, 2015
Class S2	$0.2953	$0.1015	$0.5230	August 5, 2015	August 3, 2015
Solution 2015
Class ADV	$0.3401	$0.1302	$0.7235	August 5, 2015	August 3, 2015
Class I	$0.4181	$0.1302	$0.7235	August 5, 2015	August 3, 2015
Class S	$0.3803	$0.1302	$0.7235	August 5, 2015	August 3, 2015
Class S2	$0.3600	$0.1302	$0.7235	August 5, 2015	August 3, 2015
Class T	$0.2456	$0.1302	$0.7235	August 5, 2015	August 3, 2015
56

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2015 (continued)
Class ADV	$0.0979	$0.0243	$0.4050	August 14, 2015	August 12, 2015
Class I	$0.1348	$0.0243	$0.4050	August 14, 2015	August 12, 2015
Class S	$0.1163	$0.0243	$0.4050	August 14, 2015	August 12, 2015
Class S2	$0.1072	$0.0243	$0.4050	August 14, 2015	August 12, 2015
Class T	$0.0804	$0.0243	$0.4050	August 14, 2015	August 12, 2015
Solution 2020
Class ADV	$0.5707	$0.0531	$0.7341	August 5, 2015	August 3, 2015
Class I	$0.6454	$0.0531	$0.7341	August 5, 2015	August 3, 2015
Class S	$0.6054	$0.0531	$0.7341	August 5, 2015	August 3, 2015
Class S2	$0.5849	$0.0531	$0.7341	August 5, 2015	August 3, 2015
Class T	$0.5608	$0.0531	$0.7341	August 5, 2015	August 3, 2015
Solution 2025
Class ADV	$0.3689	$0.1210	$1.1890	August 5, 2015	August 3, 2015
Class I	$0.4468	$0.1210	$1.1890	August 5, 2015	August 3, 2015
Class S	$0.4116	$0.1210	$1.1890	August 5, 2015	August 3, 2015
Class S2	$0.3842	$0.1210	$1.1890	August 5, 2015	August 3, 2015
Class T	$0.1542	$0.1210	$1.1890	August 5, 2015	August 3, 2015
Solution 2030
Class ADV	$0.1910	$0.1310	$0.4269	August 5, 2015	August 3, 2015
Class I	$0.2403	$0.1310	$0.4269	August 5, 2015	August 3, 2015
Class S	$0.1673	$0.1310	$0.4269	August 5, 2015	August 3, 2015
Class S2	$0.1565	$0.1310	$0.4269	August 5, 2015	August 3, 2015
Class T	$0.1294	$0.1310	$0.4269	August 5, 2015	August 3, 2015
Solution 2035
Class ADV	$0.3777	$0.1414	$1.4082	August 5, 2015	August 3, 2015
Class I	$0.4584	$0.1414	$1.4082	August 5, 2015	August 3, 2015
Class S	$0.4238	$0.1414	$1.4082	August 5, 2015	August 3, 2015
Class S2	$0.3891	$0.1414	$1.4082	August 5, 2015	August 3, 2015
Class T	$0.2410	$0.1414	$1.4082	August 5, 2015	August 3, 2015
Solution 2040
Class ADV	$0.3495	$0.0831	$0.6091	August 5, 2015	August 3, 2015
Class I	$0.3916	$0.0831	$0.6091	August 5, 2015	August 3, 2015
Class S	$0.3423	$0.0831	$0.6091	August 5, 2015	August 3, 2015
Class S2	$0.3308	$0.0831	$0.6091	August 5, 2015	August 3, 2015
Class T	$0.2919	$0.0831	$0.6091	August 5, 2015	August 3, 2015
Solution 2045
Class ADV	$0.3753	$0.1923	$1.8350	August 5, 2015	August 3, 2015
Class I	$0.4572	$0.1923	$1.8350	August 5, 2015	August 3, 2015
Class S	$0.4214	$0.1923	$1.8350	August 5, 2015	August 3, 2015
Class S2	$0.3864	$0.1923	$1.8350	August 5, 2015	August 3, 2015
Class T	$0.2050	$0.1923	$1.8350	August 5, 2015	August 3, 2015
Solution 2050
Class ADV	$0.3529	$0.0345	$0.6939	August 5, 2015	August 3, 2015
Class I	$0.3884	$0.0345	$0.6939	August 5, 2015	August 3, 2015
Class S	$0.3417	$0.0345	$0.6939	August 5, 2015	August 3, 2015
Class S2	$0.3269	$0.0345	$0.6939	August 5, 2015	August 3, 2015
Class T	$0.2933	$0.0345	$0.6939	August 5, 2015	August 3, 2015
57

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2055
Class ADV	$0.3245	$0.1429	$1.1953	August 5, 2015	August 3, 2015
Class I	$0.3900	$0.1429	$1.1953	August 5, 2015	August 3, 2015
Class S	$0.3616	$0.1429	$1.1953	August 5, 2015	August 3, 2015
Class S2	$0.3389	$0.1429	$1.1953	August 5, 2015	August 3, 2015
Class T	$—	$0.1429	$1.1953	August 5, 2015	August 3, 2015
Reorganization: On November 20, 2014, the Board approved a proposal to reorganize Solution 2015 with and into Solution Income (the “Reorganization”). The Reorganization took place on close of business August 14, 2015.
Reorganization: On March 12, 2015, the Board approved a proposal to reorganize VY® Franklin Templeton Founding Strategy Portfolio (the “Disappearing Portfolio”), which is not included in this report, with and into Solution Moderately Aggressive (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting on July 28, 2015. The Reorganization took place on close of business August 14, 2015.
Merger: On August 14, 2015, Solution Income (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, Voya Solution 2015 Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization. The transaction occurred due to the Acquired Portfolio reaching its Target Date in 2015. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$2,610,766
Net realized and unrealized loss on investments	$5,896,294
Net increase in net assets resulting from operations	$8,507,060
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
Voya Solution 2015 Portfolio	$502,116	$156,751	$—	$(11,548)	0.9579
The net assets of the Acquiring Portfolio after the acquisition were $658,867,349.
Merger: On August 14, 2015, Solution Moderately Aggressive (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, VY® Franklin Templeton Founding Strategy Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The reorganization provided shareholders of VY® Franklin Templeton Founding Strategy Portfolio with an immediate benefit through lower net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
58

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$(1,439,349)
Net realized and unrealized loss on investments	$8,873,101
Net increase in net assets resulting from operations	$7,433,752
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
VY® Franklin Templeton Founding Strategy Portfolio	$812,445	$32,834	$—	$(3,610)	0.7713
The net assets of the Acquiring Portfolio after the acquisition were $845,279,259.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
59

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
1,384	iShares Russell 1000 Value Index Fund	$142,760	2.5
828	SPDR Trust Series 1	170,443	3.0
	Total Exchange-Traded Funds (Cost $309,143)	313,203	5.5
MUTUAL FUNDS: 94.5%
	Affiliated Investment Companies: 93.7%
10,138	Voya Emerging Markets Index Portfolio - Class I	108,989	1.9
43,305	Voya International Core Fund - Class I	424,391	7.4
11,951	Voya International Index Portfolio - Class I	115,564	2.0
20,690	Voya Large Cap Growth Portfolio - Class I	431,170	7.6
33,907	Voya Large Cap Value Fund - Class R6	430,954	7.6
15,496	Voya MidCap Opportunities Portfolio - Class I	243,753	4.3
25,716	Voya Multi-Manager Emerging Markets Equity Fund - Class I	273,878	4.8
47,424	Voya Multi-Manager International Equity Fund - Class I	537,785	9.4
36,461	Voya Multi-Manager Large Cap Core Portfolio - Class I	576,088	10.1
35,747	Voya Multi-Manager Mid Cap Value Fund - Class I	459,343	8.1
7,643	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	214,930	3.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
11,212	Voya Small Company Portfolio - Class I	$235,221	4.1
31,014	Voya U.S. Stock Index Portfolio - Class I	460,247	8.1
3,341	VY® Clarion Real Estate Portfolio - Class I	109,681	1.9
17,071	VY® Invesco Comstock Portfolio - Class I	284,744	5.0
4,488 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	433,049	7.6
		5,339,787	93.7
	Unaffiliated Investment Companies: 0.8%
7,640 @	Credit Suisse Commodity Return Strategy Fund - Class I	44,923	0.8
	Total Mutual Funds (Cost $5,439,712)	5,384,710	94.5
	Total Investments in Securities (Cost $5,748,855)	$5,697,913	100.0
	Liabilities in Excess of Other Assets	(1,024)	—
	Net Assets	$5,696,889	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $5,798,236.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$57,164
Gross Unrealized Depreciation	(157,487)
Net Unrealized Depreciation	$(100,323)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$313,203	$—	$—	$313,203
Mutual Funds	5,384,710	—	—	5,384,710
Total Investments, at fair value	$5,697,913	$—	$—	$5,697,913

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$70,566	$55,639	$(18,512)	$1,296	$108,989	$1,726	$(962)	$—
Voya International Core Fund - Class I	271,737	193,953	(66,943)	25,644	424,391	—	(8,216)	—
Voya International Index Portfolio - Class I	71,613	85,529	(44,102)	2,524	115,564	2,622	(321)	—
Voya Large Cap Growth Portfolio - Class I	277,320	197,601	(47,845)	4,094	431,170	—	6,258	—
Voya Large Cap Value Fund - Class R6	288,310	284,516	(133,325)	(8,547)	430,954	1,363	(5,129)	11,276
Voya MidCap Opportunities Portfolio - Class I	149,439	119,108	(30,716)	5,922	243,753	—	(955)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	209,270	151,418	(90,021)	3,211	273,878	—	2,138	—
Voya Multi-Manager International Equity Fund - Class I	340,375	243,537	(75,208)	29,081	537,785	—	(2,739)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	299,936	336,237	(56,788)	(3,297)	576,088	—	5,313	—
Voya Multi-Manager Mid Cap Value Fund - Class I	333,961	214,150	(107,230)	18,462	459,343	—	(9,507)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	185,888	107,718	(72,002)	(6,674)	214,930	1,451	13,457	—
Voya Small Company Portfolio - Class I	150,688	128,615	(30,199)	(13,883)	235,221	875	(2,637)	25,266
Voya U.S. Stock Index Portfolio - Class I	268,895	353,512	(155,508)	(6,652)	460,247	—	8,110	—
VY® Clarion Real Estate Portfolio - Class I	77,170	62,713	(17,954)	(12,248)	109,681	—	5,383	—
VY® Invesco Comstock Portfolio - Class I	110,975	203,335	(25,197)	(4,369)	284,744	—	3,162	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	276,458	193,879	(51,591)	14,303	433,049	—	5,861	—
	$3,382,601	$2,931,460	$(1,023,141)	$48,867	$5,339,787	$8,037	$19,216	$36,542

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
4,273	iShares Barclays 20+ Year Treasury Bond Fund	$501,906	1.0
5,900	iShares iBoxx High Yield Corporate Bond Fund	523,920	1.0
7,654	SPDR Trust Series 1	1,575,576	3.0
	Total Exchange-Traded Funds (Cost $2,642,416)	2,601,402	5.0
MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 94.0%
91,217	Voya Emerging Markets Index Portfolio - Class I	980,588	1.9
264,359	Voya Floating Rate Fund - Class I	2,659,447	5.1
258,526	Voya Global Bond Fund - Class R6	2,569,748	4.9
326,600	Voya High Yield Bond Fund - Class I	2,632,396	5.0
105,405	Voya Intermediate Bond Fund - Class R6	1,050,890	2.0
237,296	Voya International Core Fund - Class I	2,325,502	4.5
104,841	Voya International Index Portfolio - Class I	1,013,809	1.9
151,594	Voya Large Cap Growth Portfolio - Class I	3,159,218	6.0
306,331	Voya Large Cap Value Fund - Class R6	3,893,464	7.5
133,463	Voya MidCap Opportunities Portfolio - Class I	2,099,366	4.0
92,938	Voya Multi-Manager Emerging Markets Equity Fund - Class I	989,793	1.9
113,336	Voya Multi-Manager International Equity Fund - Class I	1,285,234	2.5
198,330	Voya Multi-Manager Large Cap Core Portfolio - Class I	3,133,616	6.0
183,427	Voya Multi-Manager Mid Cap Value Fund - Class I	2,357,038	4.5
9,091	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	255,640	0.5
106,855	Voya Short Term Bond Fund - Class R6	1,063,207	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
51,252	Voya Small Company Portfolio - Class I	$1,075,270	2.1
196,305	Voya U.S. Bond Index Portfolio - Class I	2,088,688	4.0
69,377	Voya U.S. Stock Index Portfolio - Class I	1,029,548	2.0
110,090	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,042,552	2.0
30,259	VY® Clarion Real Estate Portfolio - Class I	993,404	1.9
105,825 @	VY® Goldman Sachs Bond Portfolio - Class I	1,050,841	2.0
108,866	VY® Invesco Comstock Portfolio - Class I	1,815,881	3.5
177,823	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,316,904	10.2
32,888 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	3,173,323	6.1
		49,055,367	94.0
	Unaffiliated Investment Companies: 1.0%
90,269 @	Credit Suisse Commodity Return Strategy Fund - Class I	530,782	1.0
	Total Mutual Funds (Cost $48,067,871)	49,586,149	95.0
	Total Investments in Securities (Cost $50,710,287)	$52,187,551	100.0
	Assets in Excess of Other Liabilities	21,411	—
	Net Assets	$52,208,962	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $50,903,960.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,334,078
Gross Unrealized Depreciation	(1,050,487)
Net Unrealized Appreciation	$1,283,591

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,601,402	$—	$—	$2,601,402
Mutual Funds	49,586,149	—	—	49,586,149
Total Investments, at fair value	$52,187,551	$—	$—	$52,187,551

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$990,459	$111,263	$(139,869)	$18,735	$980,588	$20,328	$(5,014)	$—
Voya Floating Rate Fund - Class I	2,613,239	220,960	(190,100)	15,348	2,659,447	51,837	188	—
Voya Global Bond Fund - Class R6	2,592,404	220,890	(181,878)	(61,668)	2,569,748	—	(9,318)	—
Voya High Yield Bond Fund - Class I	3,104,619	301,191	(821,066)	47,652	2,632,396	78,767	(33,980)	—
Voya Intermediate Bond Fund - Class R6	1,848,477	698,193	(1,460,106)	(35,674)	1,050,890	24,608	32,404	—
Voya International Core Fund - Class I	1,529,318	841,806	(116,877)	71,255	2,325,502	—	10,871	—
Voya International Index Portfolio - Class I	1,510,736	129,754	(661,660)	34,979	1,013,809	30,661	47,866	—
Voya Large Cap Growth Portfolio - Class I	2,603,140	704,746	(181,734)	33,066	3,159,218	—	71,695	—
Voya Large Cap Value Fund - Class R6	3,137,403	1,134,587	(241,829)	(136,697)	3,893,464	13,447	6,471	115,155
Voya MidCap Opportunities Portfolio - Class I	1,709,949	490,072	(130,689)	30,034	2,099,366	—	31,812	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	978,763	121,056	(123,601)	13,575	989,793	—	3,579	—
Voya Multi-Manager International Equity Fund - Class I	1,511,523	94,472	(398,714)	77,953	1,285,234	—	43,204	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,169,348	262,126	(284,242)	(13,616)	3,133,616	—	51,403	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,133,669	160,114	(1,005,199)	68,454	2,357,038	—	26,279	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	1,439,526	46,419	(1,085,409)	(144,896)	255,640	2,226	217,063	—
Voya Short Term Bond Fund - Class R6	1,050,880	90,870	(78,717)	174	1,063,207	10,136	(235)	—
Voya Small Company Portfolio - Class I	1,061,344	201,239	(77,281)	(110,032)	1,075,270	5,151	13,328	148,787
Voya U.S. Bond Index Portfolio - Class I	2,375,676	1,769,016	(2,006,018)	(49,986)	2,088,688	3,346	25,101	4,518
Voya U.S. Stock Index Portfolio - Class I	1,567,935	1,184,278	(1,704,523)	(18,142)	1,029,548	—	41,187	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,040,399	98,992	(102,257)	5,418	1,042,552	9,345	(13,146)	—
VY® Clarion Real Estate Portfolio - Class I	1,089,539	178,099	(150,159)	(124,075)	993,404	—	59,860	—
VY® Goldman Sachs Bond Portfolio - Class I	—	1,374,095	(315,826)	(7,428)	1,050,841	—	1,072	—
VY® Invesco Comstock Portfolio - Class I	1,562,088	384,721	(127,565)	(3,363)	1,815,881	—	15,903	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,249,773	256,347	(320,964)	131,748	5,316,904	—	66,609	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,594,070	678,236	(191,590)	92,607	3,173,323	—	92,931	—
	$49,464,277	$11,753,542	$(12,097,873)	$(64,579)	$49,055,367	$249,852	$797,133	$268,460

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$72,343
Total	$72,343

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$27,424
Total	$27,424

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.6%
1,460	iShares Barclays 20+ Year Treasury Bond Fund	$171,491	1.0
5,041	iShares iBoxx High Yield Corporate Bond Fund	447,641	2.5
2,616	SPDR Trust Series 1	538,504	3.1
	Total Exchange-Traded Funds (Cost $1,178,232)	1,157,636	6.6
MUTUAL FUNDS: 93.3%
	Affiliated Investment Companies: 92.3%
123,560	Voya Floating Rate Fund - Class I	1,243,010	7.1
207,609	Voya Global Bond Fund - Class R6	2,063,634	11.8
161,718	Voya High Yield Bond Fund - Class I	1,303,448	7.4
114,081	Voya Intermediate Bond Fund - Class R6	1,137,386	6.5
51,964	Voya International Index Portfolio - Class I	502,488	2.9
24,828	Voya Large Cap Growth Portfolio - Class I	517,412	3.0
39,859	Voya Large Cap Value Fund - Class R6	506,613	2.9
22,156	Voya MidCap Opportunities Portfolio - Class I	348,521	2.0
27,175	Voya Multi-Manager Mid Cap Value Fund - Class I	349,201	2.0
142,687	Voya Short Term Bond Fund - Class R6	1,419,734	8.1
180,283	Voya U.S. Bond Index Portfolio - Class I	1,918,213	11.0
23,451	Voya U.S. Stock Index Portfolio - Class I	348,006	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
165,807	VY® BlackRock Inflation Protected Bond Portfolio - Class I	$1,570,194	9.0
114,790 @	VY® Goldman Sachs Bond Portfolio - Class I	1,139,862	6.5
59,379	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,775,430	10.1
		16,143,152	92.3
	Unaffiliated Investment Companies: 1.0%
30,854 @	Credit Suisse Commodity Return Strategy Fund - Class I	181,421	1.0
	Total Mutual Funds (Cost $16,573,208)	16,324,573	93.3
	Total Investments in Securities (Cost $17,751,440)	$17,482,209	99.9
	Assets in Excess of Other Liabilities	9,114	0.1
	Net Assets	$17,491,323	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $17,908,927.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$142,615
Gross Unrealized Depreciation	(569,333)
Net Unrealized Depreciation	$(426,718)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,157,636	$—	$—	$1,157,636
Mutual Funds	16,324,573	—	—	16,324,573
Total Investments, at fair value	$17,482,209	$—	$—	$17,482,209

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,239,823	$127,072	$(129,159)	$5,274	$1,243,010	$24,597	$2,272	$—
Voya Global Bond Fund - Class R6	2,108,839	221,609	(217,192)	(49,622)	2,063,634	—	(8,375)	—
Voya High Yield Bond Fund - Class I	1,757,391	206,841	(698,988)	38,204	1,303,448	43,887	(25,564)	—
Voya Intermediate Bond Fund - Class R6	1,163,478	494,043	(505,302)	(14,833)	1,137,386	17,961	2,075	—
Voya International Index Portfolio - Class I	511,860	70,194	(94,921)	15,355	502,488	15,790	2,207	—
Voya Large Cap Growth Portfolio - Class I	265,344	320,108	(66,168)	(1,872)	517,412	—	13,133	—
Voya Large Cap Value Fund - Class R6	532,164	92,946	(94,804)	(23,693)	506,613	2,269	4,331	19,412
Voya MidCap Opportunities Portfolio - Class I	623,820	43,675	(286,716)	(32,258)	348,521	—	60,462	—
Voya Multi-Manager Mid Cap Value Fund - Class I	619,328	53,425	(349,445)	25,893	349,201	—	(5,329)	—
Voya Short Term Bond Fund - Class R6	1,424,594	135,535	(140,759)	364	1,419,734	13,743	(454)	—
Voya U.S. Bond Index Portfolio - Class I	3,131,187	850,160	(2,038,477)	(24,657)	1,918,213	8,445	7,022	4,241
Voya U.S. Stock Index Portfolio - Class I	—	355,922	(5,452)	(2,464)	348,006	—	36	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,586,972	172,616	(204,733)	15,339	1,570,194	14,239	(28,016)	—
VY® Goldman Sachs Bond Portfolio - Class I	—	1,507,354	(359,045)	(8,447)	1,139,862	—	1,037	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,778,512	139,289	(192,286)	49,915	1,775,430	—	17,752	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	263,628	18,879	(239,882)	(42,625)	—	—	59,016	—
	$17,006,940	$4,809,668	$(5,623,329)	$(50,127)	$16,143,152	$140,931	$101,605	$23,653

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$24,113
Total	$24,113

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$9,141
Total	$9,141

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
13,086	iShares Barclays 20+ Year Treasury Bond Fund	$1,537,081	1.0
18,070	iShares iBoxx High Yield Corporate Bond Fund	1,604,616	1.0
23,442	SPDR Trust Series 1	4,825,536	3.0
	Total Exchange-Traded Funds (Cost $8,099,358)	7,967,233	5.0
MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 93.9%
805,323	Voya Floating Rate Fund - Class I	8,101,551	5.1
948,932	Voya Global Bond Fund - Class R6	9,432,387	5.9
593,003	Voya High Yield Bond Fund - Class I	4,779,602	3.0
1,281,418	Voya Intermediate Bond Fund - Class R6	12,775,733	8.0
484,643	Voya International Core Fund - Class I	4,749,505	3.0
317,426	Voya International Index Portfolio - Class I	3,069,508	1.9
230,423	Voya Large Cap Growth Portfolio - Class I	4,802,015	3.0
497,410	Voya Large Cap Value Fund - Class R6	6,322,075	4.0
151,480	Voya MidCap Opportunities Portfolio - Class I	2,382,781	1.5
419,309	Voya Multi-Manager Large Cap Core Portfolio - Class I	6,625,086	4.1
185,813	Voya Multi-Manager Mid Cap Value Fund - Class I	2,387,703	1.5
1,302,024	Voya Short Term Bond Fund - Class R6	12,955,141	8.1
1,920,639	Voya U.S. Bond Index Portfolio - Class I	20,435,594	12.8
214,298	Voya U.S. Stock Index Portfolio - Class I	3,180,185	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,513,823	VY® BlackRock Inflation Protected Bond Portfolio - Class I	$14,335,899	9.0
92,176	VY® Clarion Real Estate Portfolio - Class I	3,026,133	1.9
1,289,443 @	VY® Goldman Sachs Bond Portfolio - Class I	12,804,165	8.0
433,339	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	12,956,835	8.1
50,088 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	4,833,007	3.0
		149,954,905	93.9
	Unaffiliated Investment Companies: 1.0%
276,479 @	Credit Suisse Commodity Return Strategy Fund - Class I	1,625,699	1.0
	Total Mutual Funds (Cost $150,990,610)	151,580,604	94.9
	Total Investments in Securities (Cost $159,089,968)	$159,547,837	99.9
	Assets in Excess of Other Liabilities	105,085	0.1
	Net Assets	$159,652,922	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $160,185,701.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,947,615
Gross Unrealized Depreciation	(4,585,479)
Net Unrealized Depreciation	$(637,864)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,967,233	$—	$—	$7,967,233
Mutual Funds	151,580,604	—	—	151,580,604
Total Investments, at fair value	$159,547,837	$—	$—	$159,547,837

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,405,003	$530,960	$(880,184)	$45,772	$8,101,551	$161,353	$6,353	$—
Voya Global Bond Fund - Class R6	10,005,050	662,812	(1,021,842)	(213,633)	9,432,387	—	(47,925)	—
Voya High Yield Bond Fund - Class I	6,638,416	631,185	(2,596,265)	106,266	4,779,602	154,554	(68,903)	—
Voya Intermediate Bond Fund - Class R6	16,988,417	996,185	(5,039,431)	(169,438)	12,775,733	212,903	53,577	—
Voya International Core Fund - Class I	—	4,980,037	(124,163)	(106,369)	4,749,505	—	578	—
Voya International Index Portfolio - Class I	4,857,208	398,865	(2,278,140)	91,575	3,069,508	93,776	180,013	—
Voya Large Cap Growth Portfolio - Class I	4,983,918	490,105	(656,824)	(15,184)	4,802,015	—	219,898	—
Voya Large Cap Value Fund - Class R6	5,846,561	1,596,368	(861,062)	(259,792)	6,322,075	24,255	41,976	209,473
Voya MidCap Opportunities Portfolio - Class I	5,077,224	161,744	(2,676,746)	(179,441)	2,382,781	—	417,725	—
Voya Multi-Manager International Equity Fund - Class I	3,239,895	174,268	(3,725,871)	311,708	—	—	(90)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	7,221,013	444,350	(960,941)	(79,336)	6,625,086	—	172,866	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,039,270	242,495	(3,046,668)	152,606	2,387,703	—	21,171	—
Voya Short Term Bond Fund - Class R6	13,520,585	746,188	(1,316,618)	4,986	12,955,141	126,440	(3,795)	—
Voya U.S. Bond Index Portfolio - Class I	31,839,986	7,851,744	(19,110,599)	(145,537)	20,435,594	93,207	(34,939)	44,316
Voya U.S. Stock Index Portfolio - Class I	—	3,223,409	(20,517)	(22,707)	3,180,185	—	204	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	15,057,129	1,007,791	(1,896,337)	167,316	14,335,899	133,879	(268,447)	—
VY® Clarion Real Estate Portfolio - Class I	3,505,431	452,615	(546,266)	(385,647)	3,026,133	—	195,674	—
VY® Goldman Sachs Bond Portfolio - Class I	—	16,647,398	(3,752,722)	(90,511)	12,804,165	—	14,296	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	13,508,310	497,155	(1,433,479)	384,849	12,956,835	—	124,837	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,171,518	1,018,541	(462,027)	104,975	4,833,007	—	192,938	—
	$159,904,934	$42,754,215	$(52,406,702)	$(297,542)	$149,954,905	$1,000,367	$1,218,007	$253,789

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$225,101
Total	$225,101

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$85,319
Total	$85,319

See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.5%
2,754	iShares Barclays 20+ Year Treasury Bond Fund	$323,485	1.0
3,804	iShares iBoxx High Yield Corporate Bond Fund	337,795	1.0
8,255	iShares Russell 1000 Value Index Fund	851,503	2.5
6,578	SPDR Trust Series 1	1,354,082	4.0
	Total Exchange-Traded Funds (Cost $2,804,104)	2,866,865	8.5
MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 90.4%
58,940	Voya Emerging Markets Index Portfolio - Class I	633,609	1.9
102,376	Voya Floating Rate Fund - Class I	1,029,904	3.1
66,762	Voya Global Bond Fund - Class R6	663,619	2.0
126,235	Voya High Yield Bond Fund - Class I	1,017,453	3.0
99,697	Voya Intermediate Bond Fund - Class R6	993,982	3.0
203,711	Voya International Core Fund - Class I	1,996,364	6.0
66,211	Voya International Index Portfolio - Class I	640,259	1.9
122,310	Voya Large Cap Growth Portfolio - Class I	2,548,941	7.6
197,265	Voya Large Cap Value Fund - Class R6	2,507,233	7.5
91,417	Voya MidCap Opportunities Portfolio - Class I	1,437,983	4.3
120,066	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,278,703	3.8
234,643	Voya Multi-Manager International Equity Fund - Class I	2,660,853	7.9
181,533	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,868,229	8.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
177,579	Voya Multi-Manager Mid Cap Value Fund - Class I	$2,281,892	6.8
29,930	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	841,641	2.5
49,575	Voya Small Company Portfolio - Class I	1,040,093	3.1
90,784	Voya U.S. Stock Index Portfolio - Class I	1,347,241	4.0
19,537	VY® Clarion Real Estate Portfolio - Class I	641,391	1.9
80,371	VY® Invesco Comstock Portfolio - Class I	1,340,585	4.0
26,531 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,559,965	7.6
		30,329,940	90.4
	Unaffiliated Investment Companies: 1.0%
58,190 @	Credit Suisse Commodity Return Strategy Fund - Class I	342,155	1.0
	Total Mutual Funds (Cost $29,908,803)	30,672,095	91.4
	Total Investments in Securities (Cost $32,712,907)	$33,538,960	99.9
	Assets in Excess of Other Liabilities	29,815	0.1
	Net Assets	$33,568,775	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $32,817,031.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,357,411
Gross Unrealized Depreciation	(635,482)
Net Unrealized Appreciation	$721,929

See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,866,865	$—	$—	$2,866,865
Mutual Funds	30,672,095	—	—	30,672,095
Total Investments, at fair value	$33,538,960	$—	$—	$33,538,960

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$613,979	$100,619	$(92,023)	$11,034	$633,609	$13,114	$(2,512)	$—
Voya Floating Rate Fund - Class I	973,576	132,726	(82,264)	5,866	1,029,904	19,689	(11)	—
Voya Global Bond Fund - Class R6	643,873	88,220	(52,229)	(16,245)	663,619	—	(1,883)	—
Voya High Yield Bond Fund - Class I	1,608,616	229,018	(856,703)	36,522	1,017,453	31,584	(32,600)	—
Voya Intermediate Bond Fund - Class R6	—	1,054,096	(39,678)	(20,436)	993,982	4,667	(332)	—
Voya International Core Fund - Class I	1,740,018	292,045	(138,750)	103,051	1,996,364	—	7,034	—
Voya International Index Portfolio - Class I	937,283	117,779	(446,940)	32,137	640,259	19,796	19,085	—
Voya Large Cap Growth Portfolio - Class I	1,938,889	746,861	(153,361)	16,552	2,548,941	—	61,310	—
Voya Large Cap Value Fund - Class R6	1,601,294	1,216,266	(233,589)	(76,738)	2,507,233	7,116	710	61,106
Voya MidCap Opportunities Portfolio - Class I	1,224,966	296,867	(105,917)	22,067	1,437,983	—	22,254	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,213,144	212,915	(165,108)	17,752	1,278,703	—	4,328	—
Voya Multi-Manager International Equity Fund - Class I	2,344,334	364,018	(204,308)	156,809	2,660,853	—	20,673	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,787,685	372,862	(274,320)	(17,998)	2,868,229	—	48,815	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,674,553	243,655	(701,305)	64,989	2,281,892	—	12,419	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	1,462,299	120,321	(668,683)	(72,296)	841,641	7,326	133,795	—
Voya Small Company Portfolio - Class I	988,576	237,805	(80,319)	(105,969)	1,040,093	4,985	10,514	143,988
Voya U.S. Stock Index Portfolio - Class I	1,113,525	880,508	(642,050)	(4,742)	1,347,241	—	18,131	—
VY® Clarion Real Estate Portfolio - Class I	676,956	148,419	(103,149)	(80,835)	641,391	—	38,463	—
VY® Invesco Comstock Portfolio - Class I	969,552	480,343	(101,198)	(8,112)	1,340,585	—	12,437	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,444,693	181,871	(2,488,627)	(137,937)	—	—	209,379	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,931,738	723,052	(158,829)	64,004	2,559,965	—	74,669	—
	$29,889,549	$8,240,266	$(7,789,350)	$(10,525)	$30,329,940	$108,277	$656,678	$205,094

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
70

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$48,231
Total	$48,231

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$18,283
Total	$18,283

See Accompanying Notes to Financial Statements
71

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
3,591	iShares Barclays 20+ Year Treasury Bond Fund	$421,799	1.0
4,958	iShares iBoxx High Yield Corporate Bond Fund	440,270	1.0
6,432	SPDR Trust Series 1	1,324,027	3.0
	Total Exchange-Traded Funds (Cost $2,222,316)	2,186,096	5.0
MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 93.9%
75,559	Voya Emerging Markets Index Portfolio - Class I	812,261	1.9
219,237	Voya Floating Rate Fund - Class I	2,205,522	5.1
214,296	Voya Global Bond Fund - Class R6	2,130,101	4.9
269,357	Voya High Yield Bond Fund - Class I	2,171,013	5.0
283,403	Voya Intermediate Bond Fund - Class R6	2,825,531	6.5
219,047	Voya International Core Fund - Class I	2,146,660	4.9
85,797	Voya International Index Portfolio - Class I	829,654	1.9
57,557	Voya Large Cap Growth Portfolio - Class I	1,199,489	2.8
101,128	Voya Large Cap Value Fund - Class R6	1,285,335	3.0
96,875	Voya MidCap Opportunities Portfolio - Class I	1,523,851	3.5
52,667	Voya Multi-Manager Large Cap Core Portfolio - Class I	832,138	1.9
126,731	Voya Multi-Manager Mid Cap Value Fund - Class I	1,628,498	3.8
3,677	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	103,392	0.2
221,529	Voya Short Term Bond Fund - Class R6	2,204,211	5.1
42,505	Voya Small Company Portfolio - Class I	891,759	2.1
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
446,921	Voya U.S. Bond Index Portfolio - Class I	$4,755,237	11.0
58,215	Voya U.S. Stock Index Portfolio - Class I	863,911	2.0
228,145	VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,160,529	5.0
25,077	VY® Clarion Real Estate Portfolio - Class I	823,282	1.9
285,147 @	VY® Goldman Sachs Bond Portfolio - Class I	2,831,511	6.5
45,490	VY® Invesco Comstock Portfolio - Class I	758,773	1.7
147,467	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,409,255	10.2
13,636 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,315,784	3.0
		40,707,697	93.9
	Unaffiliated Investment Companies: 1.0%
75,865 @	Credit Suisse Commodity Return Strategy Fund - Class I	446,084	1.0
	Total Mutual Funds (Cost $41,065,093)	41,153,781	94.9
	Total Investments in Securities (Cost $43,287,409)	$43,339,877	99.9
	Assets in Excess of Other Liabilities	28,351	0.1
	Net Assets	$43,368,228	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $43,605,367.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$873,455
Gross Unrealized Depreciation	(1,138,945)
Net Unrealized Depreciation	$(265,490)

See Accompanying Notes to Financial Statements
72

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,186,096	$—	$—	$2,186,096
Mutual Funds	41,153,781	—	—	41,153,781
Total Investments, at fair value	$43,339,877	$—	$—	$43,339,877

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$850,238	$105,488	$(162,894)	$19,429	$812,261	$17,125	$(6,798)	$—
Voya Floating Rate Fund - Class I	2,245,771	211,309	(263,007)	11,449	2,205,522	44,049	2,666	—
Voya Global Bond Fund - Class R6	2,228,129	211,850	(255,258)	(54,620)	2,130,101	—	(5,545)	—
Voya High Yield Bond Fund - Class I	2,665,179	315,485	(844,819)	35,168	2,171,013	66,893	(21,808)	—
Voya Intermediate Bond Fund - Class R6	3,859,131	366,904	(1,364,088)	(36,416)	2,825,531	48,663	10,565	—
Voya International Core Fund - Class I	875,804	1,418,292	(169,200)	21,764	2,146,660	—	6,358	—
Voya International Index Portfolio - Class I	1,297,538	141,741	(652,671)	43,046	829,654	25,894	29,434	—
Voya Large Cap Growth Portfolio - Class I	1,117,967	208,934	(130,819)	3,407	1,199,489	—	42,492	—
Voya Large Cap Value Fund - Class R6	1,796,615	210,519	(650,877)	(70,922)	1,285,335	7,654	12,426	66,149
Voya MidCap Opportunities Portfolio - Class I	1,242,951	425,352	(148,289)	3,837	1,523,851	—	42,609	—
Voya Multi-Manager International Equity Fund - Class I	865,463	57,624	(938,641)	15,554	—	—	69,005	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	666,906	405,400	(208,054)	(32,114)	832,138	—	42,090	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,355,197	170,926	(980,624)	82,999	1,628,498	—	(8,197)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	1,124,125	54,466	(952,033)	(123,166)	103,392	916	182,785	—
Voya Short Term Bond Fund - Class R6	2,258,329	195,863	(250,761)	780	2,204,211	21,556	(767)	—
Voya Small Company Portfolio - Class I	911,814	189,724	(108,746)	(101,033)	891,759	4,340	20,766	125,350
Voya U.S. Bond Index Portfolio - Class I	7,034,655	2,133,221	(4,267,711)	(144,928)	4,755,237	21,305	98,105	10,452
Voya U.S. Stock Index Portfolio - Class I	446,564	950,944	(524,470)	(9,127)	863,911	—	12,157	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,235,897	216,310	(316,731)	25,053	2,160,529	20,216	(42,012)	—
VY® Clarion Real Estate Portfolio - Class I	936,305	153,577	(152,601)	(113,999)	823,282	—	59,841	—
VY® Goldman Sachs Bond Portfolio - Class I	—	3,790,091	(938,278)	(20,302)	2,831,511	—	2,924	—
VY® Invesco Comstock Portfolio - Class I	—	807,786	(36,637)	(12,376)	758,773	—	127	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,510,492	293,282	(519,031)	124,512	4,409,255	—	47,613	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,114,007	313,158	(134,526)	23,145	1,315,784	—	57,483	—
	$42,639,077	$13,348,246	$(14,970,766)	$(308,860)	$40,707,697	$278,611	$654,319	$201,951

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
73

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$65,659
Total	$65,659

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$24,377
Total	$24,377

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2015 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
43,060	iShares Barclays 20+ Year Treasury Bond Fund	$5,057,828	1.0
59,458	iShares iBoxx High Yield Corporate Bond Fund	5,279,870	1.0
	Total Exchange-Traded Funds (Cost $11,075,368)	10,337,698	2.0
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 96.9%
2,604,228	Voya Floating Rate Fund - Class I	26,198,535	5.1
3,070,373	Voya Global Bond Fund - Class R6	30,519,507	5.9
1,894,509	Voya High Yield Bond Fund - Class I	15,269,744	3.0
4,142,348	Voya Intermediate Bond Fund - Class R6	41,299,209	8.0
1,553,751	Voya International Core Fund - Class I	15,226,764	2.9
1,021,088	Voya International Index Portfolio - Class I	9,873,917	1.9
745,048	Voya Large Cap Growth Portfolio - Class I	15,526,805	3.0
1,608,280	Voya Large Cap Value Fund - Class R6	20,441,234	4.0
487,807	Voya MidCap Opportunities Portfolio - Class I	7,673,206	1.5
1,366,592	Voya Multi-Manager Large Cap Core Portfolio - Class I	21,592,158	4.2
598,807	Voya Multi-Manager Mid Cap Value Fund - Class I	7,694,667	1.5
4,210,333	Voya Short Term Bond Fund - Class R6	41,892,810	8.1
6,204,487	Voya U.S. Bond Index Portfolio - Class I	66,015,740	12.8
1,732,715	Voya U.S. Stock Index Portfolio - Class I	25,713,489	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,896,753	VY® BlackRock Inflation Protected Bond Portfolio - Class I	$46,372,251	9.0
297,957	VY® Clarion Real Estate Portfolio - Class I	9,781,924	1.9
4,169,060 @	VY® Goldman Sachs Bond Portfolio - Class I	41,398,767	8.0
1,401,488	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	41,904,491	8.1
162,001 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	15,631,484	3.0
		500,026,702	96.9
	Unaffiliated Investment Companies: 1.1%
909,755 @	Credit Suisse Commodity Return Strategy Fund - Class I	5,349,356	1.1
	Total Mutual Funds (Cost $503,388,662)	505,376,058	98.0
	Total Investments in Securities (Cost $514,464,030)	$515,713,756	100.0
	Assets in Excess of Other Liabilities	175,014	—
	Net Assets	$515,888,770	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $518,165,616.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,046,324
Gross Unrealized Depreciation	(15,498,184)
Net Unrealized Depreciation	$(2,451,860)

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2015 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,337,698	$—	$—	$10,337,698
Mutual Funds	505,376,058	—	—	505,376,058
Total Investments, at fair value	$515,713,756	$—	$—	$515,713,756

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$28,415,939	$1,180,692	$(3,606,497)	$208,401	$26,198,535	$530,647	$(35,882)	$—
Voya Global Bond Fund - Class R6	33,821,728	1,575,342	(4,263,390)	(614,173)	30,519,507	—	(249,343)	—
Voya High Yield Bond Fund - Class I	22,330,877	1,742,783	(9,201,895)	397,979	15,269,744	506,977	(274,238)	—
Voya Intermediate Bond Fund - Class R6	48,832,064	7,641,478	(14,658,894)	(515,439)	41,299,209	653,078	92,527	—
Voya International Core Fund - Class I	16,616,977	406,593	(2,512,152)	715,346	15,226,764	—	333,131	—
Voya International Index Portfolio - Class I	5,469,666	5,804,871	(1,330,988)	(69,632)	9,873,917	310,908	(40,379)	—
Voya Large Cap Growth Portfolio - Class I	16,979,898	535,343	(1,994,050)	5,614	15,526,805	—	665,666	—
Voya Large Cap Value Fund - Class R6	19,897,301	4,101,231	(2,702,426)	(854,872)	20,441,234	80,115	126,881	695,359
Voya MidCap Opportunities Portfolio - Class I	20,024,784	223,504	(11,195,327)	(1,379,755)	7,673,206	—	2,266,935	—
Voya Multi-Manager International Equity Fund - Class I	21,890,296	804,429	(22,447,810)	(246,915)	—	—	2,284,552	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	24,125,840	1,011,021	(3,267,272)	(277,431)	21,592,158	—	573,153	—
Voya Multi-Manager Mid Cap Value Fund - Class I	19,871,360	542,545	(13,125,254)	406,016	7,694,667	—	239,387	—
Voya Short Term Bond Fund - Class R6	45,717,544	1,576,140	(5,423,651)	22,777	41,892,810	416,062	(17,295)	—
Voya U.S. Bond Index Portfolio - Class I	82,118,392	45,126,450	(59,921,984)	(1,307,118)	66,015,740	169,440	576,484	145,156
Voya U.S. Stock Index Portfolio - Class I	16,348,504	13,283,319	(4,261,728)	343,394	25,713,489	—	(177,976)	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	45,250,727	7,530,550	(7,013,507)	604,481	46,372,251	392,177	(1,003,455)	—
VY® Clarion Real Estate Portfolio - Class I	11,859,838	1,302,153	(2,051,114)	(1,328,953)	9,781,924	—	728,700	—
VY® Goldman Sachs Bond Portfolio - Class I	—	46,332,837	(4,640,701)	(293,369)	41,398,767	—	9,616	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	45,668,004	630,873	(5,597,685)	1,203,299	41,904,491	—	469,687	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	14,098,920	3,031,003	(1,755,312)	256,873	15,631,484	—	722,318	—
	$539,338,659	$144,383,157	$(180,971,637)	$(2,723,477)	$500,026,702	$3,059,404	$7,290,469	$840,515

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2015 Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$715,012
Total	$715,012

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$298,617
Total	$298,617

See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
74	iShares iBoxx High Yield Corporate Bond Fund	$6,571	0.9
96	SPDR Trust Series 1	19,762	2.6
	Total Exchange-Traded Funds (Cost $26,105)	26,333	3.5
MUTUAL FUNDS: 96.3%
	Affiliated Investment Companies: 95.4%
3,839	Voya Floating Rate Fund - Class I	38,622	5.1
4,559	Voya Global Bond Fund - Class R6	45,319	5.9
2,976	Voya High Yield Bond Fund - Class I	23,990	3.1
3,061	Voya Intermediate Bond Fund - Class R6	30,516	4.0
3,829	Voya International Core Fund - Class I	37,525	4.9
1,554	Voya International Index Portfolio - Class I	15,029	2.0
1,642	Voya Large Cap Growth Portfolio - Class I	34,212	4.5
2,373	Voya Large Cap Value Fund - Class R6	30,155	3.9
1,206	Voya MidCap Opportunities Portfolio - Class I	18,963	2.5
2,638	Voya Multi-Manager International Equity Fund - Class I	29,911	3.9
2,165	Voya Multi-Manager Large Cap Core Portfolio - Class I	34,203	4.5
1,473	Voya Multi-Manager Mid Cap Value Fund - Class I	18,922	2.5
4,656	Voya Short Term Bond Fund - Class R6	46,329	6.1
1,113	Voya Small Company Portfolio - Class I	23,359	3.1
5,366	Voya U.S. Bond Index Portfolio - Class I	57,099	7.5
988	Voya U.S. Stock Index Portfolio - Class I	14,665	1.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
5,645	VY® BlackRock Inflation Protected Bond Portfolio - Class I	$53,457	7.0
442	VY® Clarion Real Estate Portfolio - Class I	14,516	1.9
2,694 @	VY® Goldman Sachs Bond Portfolio - Class I	26,751	3.5
1,354	VY® Invesco Comstock Portfolio - Class I	22,584	3.0
2,580	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	77,136	10.1
357 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	34,492	4.5
		727,755	95.4
	Unaffiliated Investment Companies: 0.9%
1,137 @	Credit Suisse Commodity Return Strategy Fund - Class I	6,686	0.9
	Total Mutual Funds (Cost $740,803)	734,441	96.3
	Total Investments in Securities (Cost $766,908)	$760,774	99.8
	Assets in Excess of Other Liabilities	1,530	0.2
	Net Assets	$762,304	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $768,161.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,347
Gross Unrealized Depreciation	(15,734)
Net Unrealized Depreciation	$(7,387)

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,333	$—	$—	$26,333
Mutual Funds	734,441	—	—	734,441
Total Investments, at fair value	$760,774	$—	$—	$760,774

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$32,382	$7,735	$(1,695)	$200	$38,622	$652	$(30)	$—
Voya Global Bond Fund - Class R6	38,552	9,660	(1,831)	(1,062)	45,319	—	(61)	—
Voya High Yield Bond Fund - Class I	25,793	6,494	(8,789)	492	23,990	628	(403)	—
Voya Intermediate Bond Fund - Class R6	29,447	13,393	(11,889)	(435)	30,516	432	154	—
Voya International Core Fund - Class I	22,113	15,554	(1,412)	1,270	37,525	—	(201)	—
Voya International Index Portfolio - Class I	18,725	3,958	(8,584)	930	15,029	388	—	—
Voya Large Cap Growth Portfolio - Class I	35,565	7,165	(9,061)	543	34,212	—	728	—
Voya Large Cap Value Fund - Class R6	22,757	10,227	(1,842)	(987)	30,155	97	(7)	825
Voya MidCap Opportunities Portfolio - Class I	19,563	3,485	(4,827)	742	18,963	—	(87)	—
Voya Multi-Manager International Equity Fund - Class I	28,103	6,035	(6,691)	2,464	29,911	—	(374)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	32,728	9,935	(8,257)	(203)	34,203	—	415	—
Voya Multi-Manager Mid Cap Value Fund - Class I	32,371	4,591	(20,853)	2,813	18,922	—	(1,870)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	12,976	737	(12,491)	(1,222)	—	—	1,931	—
Voya Short Term Bond Fund - Class R6	39,064	9,308	(2,043)	—	46,329	382	(12)	—
Voya Small Company Portfolio - Class I	19,731	6,883	(1,230)	(2,025)	23,359	98	131	2,817
Voya U.S. Bond Index Portfolio - Class I	49,059	44,532	(35,434)	(1,058)	57,099	103	443	107
Voya U.S. Stock Index Portfolio - Class I	—	14,791	—	(126)	14,665	—	—	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	45,126	11,508	(2,928)	(249)	53,457	400	(103)	—
VY® Clarion Real Estate Portfolio - Class I	13,494	4,182	(1,942)	(1,218)	14,516	—	366	—
VY® Goldman Sachs Bond Portfolio - Class I	—	30,143	(3,217)	(175)	26,751	—	13	—
VY® Invesco Comstock Portfolio - Class I	19,362	4,777	(1,595)	40	22,584	—	77	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,055	13,485	(3,782)	2,378	77,136	—	(50)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	19,292	15,607	(1,582)	1,175	34,492	—	148	—
	$621,258	$254,185	$(151,975)	$4,287	$727,755	$3,180	$1,208	$3,749

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
126,321	iShares iBoxx High Yield Corporate Bond Fund	$11,217,305	1.0
163,876	SPDR Trust Series 1	33,733,875	3.0
	Total Exchange-Traded Funds (Cost $44,586,400)	44,951,180	4.0
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 95.0%
1,973,291	Voya Emerging Markets Index Portfolio - Class I	21,212,883	1.9
5,657,472	Voya Floating Rate Fund - Class I	56,914,171	5.1
6,687,800	Voya Global Bond Fund - Class R6	66,476,730	5.9
4,200,786	Voya High Yield Bond Fund - Class I	33,858,332	3.0
3,950,839	Voya Intermediate Bond Fund - Class R6	39,389,866	3.5
6,777,530	Voya International Core Fund - Class I	66,419,792	5.9
2,245,588	Voya International Index Portfolio - Class I	21,714,834	1.9
2,692,857	Voya Large Cap Growth Portfolio - Class I	56,119,140	5.0
3,489,921	Voya Large Cap Value Fund - Class R6	44,356,897	4.0
1,778,411	Voya MidCap Opportunities Portfolio - Class I	27,974,401	2.5
1,004,073	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,693,376	1.0
5,865,956	Voya Multi-Manager International Equity Fund - Class I	66,519,942	5.9
3,529,353	Voya Multi-Manager Large Cap Core Portfolio - Class I	55,763,784	5.0
3,049,800	Voya Multi-Manager Mid Cap Value Fund - Class I	39,189,930	3.5
396,705	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	11,155,357	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
5,717,225	Voya Short Term Bond Fund - Class R6	$56,886,387	5.1
1,648,991	Voya Small Company Portfolio - Class I	34,595,833	3.1
5,812,713	Voya U.S. Bond Index Portfolio - Class I	61,847,266	5.5
1,492,534	Voya U.S. Stock Index Portfolio - Class I	22,149,200	2.0
651,635	VY® Clarion Real Estate Portfolio - Class I	21,393,187	1.9
3,409,391 @	VY® Goldman Sachs Bond Portfolio - Class I	33,855,250	3.0
2,667,627	VY® Invesco Comstock Portfolio - Class I	44,496,019	4.0
3,804,744	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	113,761,849	10.2
587,393 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	56,677,527	5.1
		1,063,421,953	95.0
	Unaffiliated Investment Companies: 1.0%
1,936,611 @	Credit Suisse Commodity Return Strategy Fund - Class I	11,387,270	1.0
	Total Mutual Funds (Cost $1,038,992,846)	1,074,809,223	96.0
	Total Investments in Securities (Cost $1,083,579,246)	$1,119,760,403	100.0
	Assets in Excess of Other Liabilities	149,389	—
	Net Assets	$1,119,909,792	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,087,802,035.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$51,341,150
Gross Unrealized Depreciation	(19,382,782)
Net Unrealized Appreciation	$31,958,368

See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,951,180	$—	$—	$44,951,180
Mutual Funds	1,074,809,223	—	—	1,074,809,223
Total Investments, at fair value	$1,119,760,403	$—	$—	$1,119,760,403

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$21,915,882	$1,990,417	$(3,111,357)	$417,941	$21,212,883	$434,779	$(127,905)	$—
Voya Floating Rate Fund - Class I	57,969,673	2,995,045	(4,463,668)	413,121	56,914,171	1,116,712	(71,956)	—
Voya Global Bond Fund - Class R6	68,991,426	4,253,417	(5,027,800)	(1,740,313)	66,476,730	—	(116,402)	—
Voya High Yield Bond Fund - Class I	45,422,442	3,807,222	(16,005,150)	633,818	33,858,332	1,068,427	(411,621)	—
Voya Intermediate Bond Fund - Class R6	35,164,284	19,797,374	(14,763,636)	(808,156)	39,389,866	587,761	362,616	—
Voya International Core Fund - Class I	50,831,723	16,860,408	(3,789,829)	2,517,490	66,419,792	—	320,263	—
Voya International Index Portfolio - Class I	44,610,862	2,320,858	(26,195,998)	979,112	21,714,834	652,094	1,845,215	—
Voya Large Cap Growth Portfolio - Class I	68,471,758	2,520,176	(12,718,726)	(2,154,068)	56,119,140	—	4,850,061	—
Voya Large Cap Value Fund - Class R6	51,385,914	4,866,815	(10,081,063)	(1,814,769)	44,356,897	215,767	28,632	1,869,360
Voya MidCap Opportunities Portfolio - Class I	35,016,338	508,464	(7,301,715)	(248,686)	27,974,401	—	1,523,381	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,823,904	1,101,432	(1,382,362)	150,402	10,693,376	—	27,125	—
Voya Multi-Manager International Equity Fund - Class I	61,372,711	6,500,077	(4,838,281)	3,485,435	66,519,942	—	981,461	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	70,317,236	2,040,844	(14,847,098)	(1,747,198)	55,763,784	—	2,568,347	—
Voya Multi-Manager Mid Cap Value Fund - Class I	69,491,025	1,750,249	(34,017,141)	1,965,797	39,189,930	—	109,242	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	34,830,387	569,859	(21,558,947)	(2,685,942)	11,155,357	96,593	4,301,685	—
Voya Short Term Bond Fund - Class R6	57,777,383	3,895,816	(4,799,727)	12,915	56,886,387	544,861	(15,741)	—
Voya Small Company Portfolio - Class I	35,328,434	5,594,012	(2,469,444)	(3,857,169)	34,595,833	165,260	763,053	4,773,495
Voya U.S. Bond Index Portfolio - Class I	58,583,753	49,221,588	(44,012,523)	(1,945,552)	61,847,266	106,971	1,164,182	133,064
Voya U.S. Stock Index Portfolio - Class I	—	22,403,290	(97,195)	(156,895)	22,149,200	—	1,291	—
VY® Clarion Real Estate Portfolio - Class I	24,205,245	3,309,697	(3,505,250)	(2,616,505)	21,393,187	—	1,273,559	—
VY® Goldman Sachs Bond Portfolio - Class I	—	35,252,855	(1,111,338)	(286,267)	33,855,250	—	1,177	—
VY® Invesco Comstock Portfolio - Class I	34,635,481	13,101,167	(3,052,517)	(188,112)	44,496,019	—	356,303	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	116,458,700	2,441,465	(7,250,698)	2,112,382	113,761,849	—	2,188,961	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	40,262,234	18,294,286	(3,234,082)	1,355,089	56,677,527	—	1,533,408	—
	$1,093,866,795	$225,396,833	$(249,635,545)	$(6,206,130)	$1,063,421,953	$4,989,225	$23,456,337	$6,775,919

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,460,654
Total	$1,460,654

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$615,516
Total	$615,516

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
26	iShares Barclays 20+ Year Treasury Bond Fund	$3,054	0.9
36	iShares iBoxx High Yield Corporate Bond Fund	3,197	1.0
63	SPDR Trust Series 1	12,968	3.8
	Total Exchange-Traded Funds (Cost $19,395)	19,219	5.7
MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 93.1%
590	Voya Emerging Markets Index Portfolio - Class I	6,344	1.9
1,704	Voya Floating Rate Fund - Class I	17,138	5.1
1,287	Voya High Yield Bond Fund - Class I	10,372	3.1
1,187	Voya Intermediate Bond Fund - Class R6	11,834	3.5
2,210	Voya International Core Fund - Class I	21,661	6.4
690	Voya International Index Portfolio - Class I	6,672	2.0
891	Voya Large Cap Growth Portfolio - Class I	18,562	5.5
1,049	Voya Large Cap Value Fund - Class R6	13,337	3.9
536	Voya MidCap Opportunities Portfolio - Class I	8,428	2.5
601	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,401	1.9
1,908	Voya Multi-Manager International Equity Fund - Class I	21,632	6.4
1,990	Voya Multi-Manager Large Cap Core Portfolio - Class I	31,434	9.3
918	Voya Multi-Manager Mid Cap Value Fund - Class I	11,792	3.5
119	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	3,349	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,379	Voya Short Term Bond Fund - Class R6	$13,721	4.1
496	Voya Small Company Portfolio - Class I	10,404	3.1
1,111	Voya U.S. Bond Index Portfolio - Class I	11,819	3.5
888	Voya U.S. Stock Index Portfolio - Class I	13,183	3.9
196	VY® Clarion Real Estate Portfolio - Class I	6,421	1.9
1,006	VY® Invesco Comstock Portfolio - Class I	16,780	5.0
1,147	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,300	10.1
194 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	18,711	5.5
		314,295	93.1
	Unaffiliated Investment Companies: 0.9%
554 @	Credit Suisse Commodity Return Strategy Fund - Class I	3,258	0.9
	Total Mutual Funds (Cost $319,049)	317,553	94.0
	Total Investments in Securities (Cost $338,444)	$336,772	99.7
	Assets in Excess of Other Liabilities	873	0.3
	Net Assets	$337,645	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $340,055.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,702
Gross Unrealized Depreciation	(5,985)
Net Unrealized Depreciation	$(3,283)

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,219	$—	$—	$19,219
Mutual Funds	317,553	—	—	317,553
Total Investments, at fair value	$336,772	$—	$—	$336,772

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,240	$3,648	$(569)	$25	$6,344	$125	$(14)	$—
Voya Floating Rate Fund - Class I	8,700	8,803	(394)	29	17,138	263	(7)	—
Voya High Yield Bond Fund - Class I	6,995	8,549	(5,378)	206	10,372	257	(224)	—
Voya Intermediate Bond Fund - Class R6	5,276	7,113	(353)	(202)	11,834	119	7	—
Voya International Core Fund - Class I	8,480	13,036	(428)	573	21,661	—	(74)	—
Voya International Index Portfolio - Class I	6,669	6,813	(7,162)	352	6,672	189	89	—
Voya Large Cap Growth Portfolio - Class I	11,410	13,415	(6,061)	(202)	18,562	—	506	—
Voya Large Cap Value Fund - Class R6	7,803	14,766	(9,394)	162	13,337	59	(587)	310
Voya MidCap Opportunities Portfolio - Class I	5,254	4,926	(1,922)	170	8,428	—	(33)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,197	3,631	(546)	119	6,401	—	(17)	—
Voya Multi-Manager International Equity Fund - Class I	10,004	11,374	(649)	903	21,632	—	(71)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	12,300	21,464	(2,242)	(88)	31,434	—	95	—
Voya Multi-Manager Mid Cap Value Fund - Class I	10,367	9,787	(9,533)	1,171	11,792	—	(889)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	5,217	4,751	(6,030)	(589)	3,349	28	817	—
Voya Short Term Bond Fund - Class R6	7,024	10,095	(3,401)	3	13,721	104	(22)	—
Voya Small Company Portfolio - Class I	5,277	6,441	(253)	(1,061)	10,404	48	21	1,375
Voya U.S. Bond Index Portfolio - Class I	—	12,036	(12)	(205)	11,819	—	—	24
Voya U.S. Stock Index Portfolio - Class I	1,770	11,526	(53)	(60)	13,183	—	—	—
VY® Clarion Real Estate Portfolio - Class I	3,665	3,962	(569)	(637)	6,421	—	103	—
VY® Invesco Comstock Portfolio - Class I	5,184	11,968	(302)	(70)	16,780	—	8	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	17,502	16,946	(886)	738	34,300	—	(21)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,888	9,571	(1,326)	578	18,711	—	139	—
	$155,222	$214,621	$(57,463)	$1,915	$314,295	$1,192	$(174)	$1,709

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
116,548	iShares iBoxx High Yield Corporate Bond Fund	$10,349,462	1.0
201,596	SPDR Trust Series 1	41,498,537	4.0
	Total Exchange-Traded Funds (Cost $50,802,401)	51,847,999	5.0
MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 94.0%
1,817,161	Voya Emerging Markets Index Portfolio - Class I	19,534,479	1.9
5,248,369	Voya Floating Rate Fund - Class I	52,798,591	5.1
2,597,118	Voya High Yield Bond Fund - Class I	20,932,767	2.0
2,607,496	Voya Intermediate Bond Fund - Class R6	25,996,738	2.5
7,844,669	Voya International Core Fund - Class I	76,877,757	7.4
2,089,751	Voya International Index Portfolio - Class I	20,207,893	2.0
2,996,416	Voya Large Cap Growth Portfolio - Class I	62,445,305	6.0
4,047,895	Voya Large Cap Value Fund - Class R6	51,448,746	5.0
1,648,429	Voya MidCap Opportunities Portfolio - Class I	25,929,794	2.5
3,702,285	Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,429,337	3.8
8,600,352	Voya Multi-Manager International Equity Fund - Class I	97,527,993	9.4
6,603,993	Voya Multi-Manager Large Cap Core Portfolio - Class I	104,343,083	10.1
2,825,707	Voya Multi-Manager Mid Cap Value Fund - Class I	36,310,333	3.5
367,215	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	10,326,092	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,060,716	Voya Short Term Bond Fund - Class R6	10,554,123	1.0
1,529,782	Voya Small Company Portfolio - Class I	$32,094,820	3.1
2,199,690	Voya U.S. Bond Index Portfolio - Class I	23,404,702	2.3
3,470,072	Voya U.S. Stock Index Portfolio - Class I	51,495,873	5.0
602,048	VY® Clarion Real Estate Portfolio - Class I	19,765,249	1.9
3,094,917	VY® Invesco Comstock Portfolio - Class I	51,623,212	5.0
2,554,705	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	76,385,684	7.4
652,246 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	62,935,210	6.1
		972,367,781	94.0
	Unaffiliated Investment Companies: 1.0%
1,783,280 @	Credit Suisse Commodity Return Strategy Fund - Class I	10,485,685	1.0
	Total Mutual Funds (Cost $936,075,487)	982,853,466	95.0
	Total Investments in Securities (Cost $986,877,888)	$1,034,701,465	100.0
	Assets in Excess of Other Liabilities	385,233	—
	Net Assets	$1,035,086,698	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $993,724,313.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$55,207,125
Gross Unrealized Depreciation	(14,229,973)
Net Unrealized Appreciation	$40,977,152

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,847,999	$—	$—	$51,847,999
Mutual Funds	982,853,466	—	—	982,853,466
Total Investments, at fair value	$1,034,701,465	$—	$—	$1,034,701,465

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,856,322	$2,012,237	$(2,689,929)	$355,849	$19,534,479	$401,529	$(110,457)	$—
Voya Floating Rate Fund - Class I	52,487,129	3,857,583	(3,875,696)	329,575	52,798,591	1,023,216	(26,605)	—
Voya High Yield Bond Fund - Class I	41,626,763	2,797,280	(24,550,936)	1,059,660	20,932,767	704,246	(967,314)	—
Voya Intermediate Bond Fund - Class R6	—	26,923,197	(383,609)	(542,850)	25,996,738	123,388	(4,807)	—
Voya International Core Fund - Class I	69,053,265	8,493,580	(4,559,935)	3,890,847	76,877,757	—	290,371	—
Voya International Index Portfolio - Class I	40,407,486	2,248,621	(23,715,549)	1,267,335	20,207,893	602,687	1,274,424	—
Voya Large Cap Growth Portfolio - Class I	73,176,466	2,083,407	(11,315,159)	(1,499,409)	62,445,305	—	4,314,683	—
Voya Large Cap Value Fund - Class R6	51,388,012	7,151,600	(5,126,213)	(1,964,653)	51,448,746	219,614	33,051	1,902,766
Voya MidCap Opportunities Portfolio - Class I	31,701,643	886,517	(6,639,916)	(18,450)	25,929,794	—	1,161,379	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,232,448	4,428,018	(4,988,307)	757,178	39,429,337	—	(131,740)	—
Voya Multi-Manager International Equity Fund - Class I	83,384,571	15,195,138	(5,960,938)	4,909,222	97,527,993	—	1,036,429	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	63,656,782	46,581,000	(5,597,070)	(297,629)	104,343,083	—	979,471	—
Voya Multi-Manager Mid Cap Value Fund - Class I	62,919,285	2,035,970	(30,280,502)	1,635,580	36,310,333	—	229,004	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	31,535,355	867,511	(19,621,613)	(2,455,161)	10,326,092	89,206	3,909,778	—
Voya Short Term Bond Fund - Class R6	10,212,894	1,595,532	(1,256,057)	1,754	10,554,123	98,984	(4,121)	—
Voya Small Company Portfolio - Class I	31,981,805	5,589,287	(2,095,942)	(3,380,330)	32,094,820	152,625	497,271	4,408,487
Voya U.S. Bond Index Portfolio - Class I	—	24,164,922	(345,393)	(414,827)	23,404,702	—	(4,471)	50,270
Voya U.S. Stock Index Portfolio - Class I	30,242,542	25,624,005	(4,548,155)	177,481	51,495,873	—	72,829	—
VY® Clarion Real Estate Portfolio - Class I	21,905,320	3,456,921	(2,883,048)	(2,713,944)	19,765,249	—	1,462,102	—
VY® Invesco Comstock Portfolio - Class I	31,360,379	23,170,110	(2,572,053)	(335,224)	51,623,212	—	302,244	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	105,437,209	3,296,307	(31,249,235)	(1,098,597)	76,385,684	—	4,746,554	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	62,498,459	2,380,306	(3,775,190)	1,831,635	62,935,210	—	2,446,809	—
	$954,064,135	$214,839,049	$(198,030,445)	$1,495,042	$972,367,781	$3,415,495	$21,506,884	$6,361,523

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,315,628
Total	$1,315,628

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$551,527
Total	$551,527

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
91	iShares iBoxx High Yield Corporate Bond Fund	$8,081	0.9
159	iShares Russell 1000 Value Index Fund	16,401	1.9
158	SPDR Trust Series 1	32,524	3.9
	Total Exchange-Traded Funds (Cost $55,473)	57,006	6.7
MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 92.1%
1,477	Voya Emerging Markets Index Portfolio - Class I	15,873	1.9
1,708	Voya Floating Rate Fund - Class I	17,183	2.0
2,150	Voya High Yield Bond Fund - Class I	17,333	2.1
1,907	Voya Intermediate Bond Fund - Class R6	19,008	2.3
6,378	Voya International Core Fund - Class I	62,506	7.4
1,702	Voya International Index Portfolio - Class I	16,458	2.0
2,642	Voya Large Cap Growth Portfolio - Class I	55,058	6.5
2,986	Voya Large Cap Value Fund - Class R6	37,956	4.5
1,613	Voya MidCap Opportunities Portfolio - Class I	25,380	3.0
3,017	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,130	3.8
7,022	Voya Multi-Manager International Equity Fund - Class I	79,629	9.5
5,463	Voya Multi-Manager Large Cap Core Portfolio - Class I	86,321	10.2
3,290	Voya Multi-Manager Mid Cap Value Fund - Class I	42,273	5.0
599	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	16,846	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,656	Voya Small Company Portfolio - Class I	$34,738	4.1
3,371	Voya U.S. Stock Index Portfolio - Class I	50,026	5.9
489	VY® Clarion Real Estate Portfolio - Class I	16,069	1.9
2,265	VY® Invesco Comstock Portfolio - Class I	37,787	4.5
1,938	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	57,939	6.9
575 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	55,436	6.6
		775,949	92.1
	Unaffiliated Investment Companies: 1.0%
1,400 @	Credit Suisse Commodity Return Strategy Fund - Class I	8,235	1.0
	Total Mutual Funds (Cost $789,109)	784,184	93.1
	Total Investments in Securities (Cost $844,582)	$841,190	99.8
	Assets in Excess of Other Liabilities	1,347	0.2
	Net Assets	$842,537	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $849,850.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$16,236
Gross Unrealized Depreciation	(24,896)
Net Unrealized Depreciation	$(8,660)

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$57,006	$—	$—	$57,006
Mutual Funds	784,184	—	—	784,184
Total Investments, at fair value	$841,190	$—	$—	$841,190

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,747	$3,438	$(1,512)	$200	$15,873	$317	$(46)	$—
Voya Floating Rate Fund - Class I	14,499	3,275	(678)	87	17,183	312	(8)	—
Voya High Yield Bond Fund - Class I	28,763	5,614	(18,049)	1,005	17,333	539	(942)	—
Voya Intermediate Bond Fund - Class R6	—	19,424	(23)	(393)	19,008	89	—	—
Voya International Core Fund - Class I	47,731	13,773	(2,387)	3,389	62,506	—	(327)	—
Voya International Index Portfolio - Class I	27,943	5,223	(18,472)	1,764	16,458	477	90	—
Voya Large Cap Growth Portfolio - Class I	54,166	9,159	(9,516)	1,249	55,058	—	847	—
Voya Large Cap Value Fund - Class R6	54,564	13,477	(28,992)	(1,093)	37,956	252	(706)	2,069
Voya MidCap Opportunities Portfolio - Class I	21,896	3,994	(1,315)	805	25,380	—	(18)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,169	7,184	(2,824)	601	32,130	—	(125)	—
Voya Multi-Manager International Equity Fund - Class I	57,663	20,398	(2,968)	4,536	79,629	—	(217)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	49,453	38,889	(2,373)	352	86,321	—	139	—
Voya Multi-Manager Mid Cap Value Fund - Class I	50,721	8,346	(20,020)	3,226	42,273	—	(1,699)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	29,047	4,644	(15,371)	(1,474)	16,846	142	2,720	—
Voya Small Company Portfolio - Class I	29,445	9,935	(1,356)	(3,286)	34,738	161	172	4,648
Voya U.S. Stock Index Portfolio - Class I	29,429	25,961	(5,400)	36	50,026	—	172	—
VY® Clarion Real Estate Portfolio - Class I	15,106	4,659	(2,214)	(1,482)	16,069	—	398	—
VY® Invesco Comstock Portfolio - Class I	21,670	17,169	(1,008)	(44)	37,787	—	60	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	52,791	9,357	(6,183)	1,974	57,939	—	40	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,382	8,751	(6,477)	2,780	55,436	—	785	—
	$676,185	$232,670	$(147,138)	$14,232	$775,949	$2,289	$1,335	$6,717

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
58,456	iShares Barclays 20+ Year Treasury Bond Fund	$6,866,242	1.0
140,158	iShares Russell 1000 Value Index Fund	14,457,297	2.0
139,619	SPDR Trust Series 1	28,740,571	4.0
	Total Exchange-Traded Funds (Cost $48,720,595)	50,064,110	7.0
MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 92.0%
1,259,908	Voya Emerging Markets Index Portfolio - Class I	13,544,015	1.9
1,277,199	Voya Floating Rate Fund - Class I	12,848,627	1.8
1,627,172	Voya Intermediate Bond Fund - Class R6	16,222,907	2.3
5,455,079	Voya International Core Fund - Class I	53,459,778	7.4
2,548,600	Voya International Index Portfolio - Class I	24,644,963	3.4
2,609,912	Voya Large Cap Growth Portfolio - Class I	54,390,571	7.6
3,367,942	Voya Large Cap Value Fund - Class R6	42,806,537	6.0
1,378,650	Voya MidCap Opportunities Portfolio - Class I	21,686,167	3.0
2,577,827	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,453,862	3.8
6,298,226	Voya Multi-Manager International Equity Fund - Class I	71,421,883	10.0
4,604,167	Voya Multi-Manager Large Cap Core Portfolio - Class I	72,745,833	10.1
3,095,284	Voya Multi-Manager Mid Cap Value Fund - Class I	39,774,406	5.5
641,574	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	18,041,047	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,419,681	Voya Small Company Portfolio - Class I	$29,784,916	4.2
3,872,038	Voya U.S. Stock Index Portfolio - Class I	57,461,043	8.0
417,849	VY® Clarion Real Estate Portfolio - Class I	13,717,969	1.9
2,151,860	VY® Invesco Comstock Portfolio - Class I	35,893,023	5.0
567,246 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	54,733,587	7.6
		660,631,134	92.0
	Unaffiliated Investment Companies: 1.0%
1,235,041 @	Credit Suisse Commodity Return Strategy Fund - Class I	7,262,039	1.0
	Total Mutual Funds (Cost $632,654,153)	667,893,173	93.0
	Total Investments in Securities (Cost $681,374,748)	$717,957,283	100.0
	Assets in Excess of Other Liabilities	214,402	—
	Net Assets	$718,171,685	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $685,255,112.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$43,111,465
Gross Unrealized Depreciation	(10,409,294)
Net Unrealized Appreciation	$32,702,171

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,064,110	$—	$—	$50,064,110
Mutual Funds	667,893,173	—	—	667,893,173
Total Investments, at fair value	$717,957,283	$—	$—	$717,957,283

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,754,033	$1,394,872	$(1,851,019)	$246,129	$13,544,015	$277,922	$(75,358)	$—
Voya Floating Rate Fund - Class I	12,730,621	1,007,947	(975,645)	85,704	12,848,627	248,608	(12,452)	—
Voya Intermediate Bond Fund - Class R6	7,354,485	16,884,671	(7,623,640)	(392,609)	16,222,907	80,143	101,827	—
Voya International Core Fund - Class I	53,160,069	2,270,345	(4,598,873)	2,628,237	53,459,778	—	718,365	—
Voya International Index Portfolio - Class I	27,995,759	1,966,466	(6,165,848)	848,586	24,644,963	735,516	267,716	—
Voya Large Cap Growth Portfolio - Class I	54,320,049	2,717,607	(3,446,306)	799,221	54,390,571	—	1,295,020	—
Voya Large Cap Value Fund - Class R6	53,853,890	5,878,267	(14,671,608)	(2,254,012)	42,806,537	229,528	381,561	1,986,790
Voya MidCap Opportunities Portfolio - Class I	21,963,056	838,552	(1,629,608)	514,167	21,686,167	—	265,463	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,176,171	3,192,113	(3,355,383)	440,961	27,453,862	—	(16,006)	—
Voya Multi-Manager International Equity Fund - Class I	66,523,666	5,180,501	(4,264,189)	3,981,905	71,421,883	—	889,226	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	51,452,573	25,515,840	(4,058,200)	(164,380)	72,745,833	—	701,195	—
Voya Multi-Manager Mid Cap Value Fund - Class I	50,851,121	1,614,980	(14,428,605)	1,736,910	39,774,406	—	(290,152)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	29,130,073	936,574	(10,996,390)	(1,029,210)	18,041,047	155,534	2,202,704	—
Voya Small Company Portfolio - Class I	29,542,471	5,241,924	(1,961,309)	(3,038,170)	29,784,916	140,853	379,022	4,068,500
Voya U.S. Stock Index Portfolio - Class I	39,043,632	22,421,235	(4,570,101)	566,277	57,461,043	—	(229,423)	—
VY® Clarion Real Estate Portfolio - Class I	15,180,551	2,454,146	(2,234,351)	(1,682,377)	13,717,969	—	815,563	—
VY® Invesco Comstock Portfolio - Class I	21,724,700	16,072,631	(1,678,228)	(226,080)	35,893,023	—	195,929	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	42,007,144	1,318,642	(39,542,002)	(3,783,784)	—	—	4,980,201	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	54,125,848	2,201,148	(3,442,659)	1,849,250	54,733,587	—	1,849,969	—
	$671,889,912	$119,108,461	$(131,493,964)	$1,126,725	$660,631,134	$1,868,104	$14,420,370	$6,055,290

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$913,862
Total	$913,862

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$383,936
Total	$383,936

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
35	iShares Barclays 20+ Year Treasury Bond Fund	$4,111	0.9
83	iShares Russell 1000 Value Index Fund	8,561	2.0
83	SPDR Trust Series 1	17,086	3.9
	Total Exchange-Traded Funds (Cost $29,301)	29,758	6.8
MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 91.9%
764	Voya Emerging Markets Index Portfolio - Class I	8,215	1.9
774	Voya Floating Rate Fund - Class I	7,785	1.8
996	Voya Intermediate Bond Fund - Class R6	9,925	2.3
3,299	Voya International Core Fund - Class I	32,335	7.4
1,545	Voya International Index Portfolio - Class I	14,942	3.4
1,581	Voya Large Cap Growth Portfolio - Class I	32,958	7.6
2,055	Voya Large Cap Value Fund - Class R6	26,121	6.0
835	Voya MidCap Opportunities Portfolio - Class I	13,141	3.0
1,563	Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,651	3.8
3,819	Voya Multi-Manager International Equity Fund - Class I	43,303	9.9
2,819	Voya Multi-Manager Large Cap Core Portfolio - Class I	44,543	10.2
1,876	Voya Multi-Manager Mid Cap Value Fund - Class I	24,101	5.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
389	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	$10,933	2.5
857	Voya Small Company Portfolio - Class I	17,984	4.1
2,341	Voya U.S. Stock Index Portfolio - Class I	34,738	8.0
253	VY® Clarion Real Estate Portfolio - Class I	8,319	1.9
1,304	VY® Invesco Comstock Portfolio - Class I	21,749	5.0
343 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	33,099	7.6
		400,842	91.9
	Unaffiliated Investment Companies: 1.0%
733 @	Credit Suisse Commodity Return Strategy Fund - Class I	4,307	1.0
	Total Mutual Funds (Cost $407,445)	405,149	92.9
	Total Investments in Securities (Cost $436,746)	$434,907	99.7
	Assets in Excess of Other Liabilities	1,183	0.3
	Net Assets	$436,090	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $438,488.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$9,180
Gross Unrealized Depreciation	(12,761)
Net Unrealized Depreciation	$(3,581)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,758	$—	$—	$29,758
Mutual Funds	405,149	—	—	405,149
Total Investments, at fair value	$434,907	$—	$—	$434,907

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2015 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,130	$1,771	$(768)	$82	$8,215	$166	$(15)	$—
Voya Floating Rate Fund - Class I	6,581	1,471	(307)	40	7,785	143	(3)	—
Voya Intermediate Bond Fund - Class R6	3,800	10,345	(3,990)	(230)	9,925	48	52	—
Voya International Core Fund - Class I	27,511	5,081	(2,284)	2,027	32,335	—	(194)	—
Voya International Index Portfolio - Class I	14,495	3,006	(3,092)	533	14,942	440	23	—
Voya Large Cap Growth Portfolio - Class I	28,097	5,457	(1,534)	938	32,958	—	145	—
Voya Large Cap Value Fund - Class R6	28,335	7,426	(8,666)	(974)	26,121	136	(192)	1,158
Voya MidCap Opportunities Portfolio - Class I	11,358	2,040	(675)	418	13,141	—	(10)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,092	3,727	(1,399)	231	16,651	—	(15)	—
Voya Multi-Manager International Equity Fund - Class I	34,443	7,956	(1,729)	2,633	43,303	—	15	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	26,573	19,518	(1,686)	138	44,543	—	115	—
Voya Multi-Manager Mid Cap Value Fund - Class I	26,309	4,301	(7,921)	1,412	24,101	—	(639)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	15,067	2,440	(6,092)	(482)	10,933	93	1,099	—
Voya Small Company Portfolio - Class I	15,273	5,124	(729)	(1,684)	17,984	84	52	2,432
Voya U.S. Stock Index Portfolio - Class I	20,907	15,853	(2,232)	210	34,738	—	(94)	—
VY® Clarion Real Estate Portfolio - Class I	7,836	2,416	(1,161)	(772)	8,319	—	196	—
VY® Invesco Comstock Portfolio - Class I	11,240	11,204	(616)	(79)	21,749	—	47	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	21,719	3,333	(25,345)	293	—	—	340	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	28,002	5,085	(1,771)	1,783	33,099	—	217	—
	$348,768	$117,554	$(71,997)	$6,517	$400,842	$1,110	$1,139	$3,590

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
94

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.4%
7,299	iShares Barclays 20+ Year Treasury Bond Fund	$857,340	0.7
23,333	iShares Russell 1000 Value Index Fund	2,406,799	1.9
23,243	SPDR Trust Series 1	4,784,572	3.8
	Total Exchange-Traded Funds (Cost $7,809,811)	8,048,711	6.4
MUTUAL FUNDS: 93.6%
	Affiliated Investment Companies: 92.6%
220,723	Voya Emerging Markets Index Portfolio - Class I	2,372,776	1.9
289,203	Voya Intermediate Bond Fund - Class R6	2,883,353	2.3
951,865	Voya International Core Fund - Class I	9,328,278	7.4
453,168	Voya International Index Portfolio - Class I	4,382,134	3.5
456,041	Voya Large Cap Growth Portfolio - Class I	9,503,893	7.6
598,069	Voya Large Cap Value Fund - Class R6	7,601,461	6.1
240,911	Voya MidCap Opportunities Portfolio - Class I	3,789,533	3.0
449,572	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,787,944	3.8
1,096,977	Voya Multi-Manager International Equity Fund - Class I	12,439,720	9.9
820,903	Voya Multi-Manager Large Cap Core Portfolio - Class I	12,970,266	10.4
540,880	Voya Multi-Manager Mid Cap Value Fund - Class I	6,950,305	5.6
112,116	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	3,152,690	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
247,184	Voya Small Company Portfolio - Class I	$5,185,917	4.1
841,778	Voya U.S. Stock Index Portfolio - Class I	12,491,989	10.0
73,120	VY® Clarion Real Estate Portfolio - Class I	2,400,544	1.9
376,140	VY® Invesco Comstock Portfolio - Class I	6,274,012	5.0
98,919 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	9,544,670	7.6
		116,059,485	92.6
	Unaffiliated Investment Companies: 1.0%
205,601 @	Credit Suisse Commodity Return Strategy Fund - Class I	1,208,934	1.0
	Total Mutual Funds (Cost $115,289,856)	117,268,419	93.6
	Total Investments in Securities (Cost $123,099,667)	$125,317,130	100.0
	Assets in Excess of Other Liabilities	38,988	—
	Net Assets	$125,356,118	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $123,652,645.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,283,737
Gross Unrealized Depreciation	(2,619,252)
Net Unrealized Appreciation	$1,664,485

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,048,711	$—	$—	$8,048,711
Mutual Funds	117,268,419	—	—	117,268,419
Total Investments, at fair value	$125,317,130	$—	$—	$125,317,130

See Accompanying Notes to Financial Statements
95

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2015 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,096,154	$518,873	$(268,764)	$26,513	$2,372,776	$46,235	$(10,012)	$—
Voya Intermediate Bond Fund - Class R6	838,169	2,974,601	(867,706)	(61,711)	2,883,353	13,585	9,336	—
Voya International Core Fund - Class I	8,088,480	1,472,828	(763,442)	530,412	9,328,278	—	(21,486)	—
Voya International Index Portfolio - Class I	4,260,940	961,241	(951,787)	111,740	4,382,134	122,311	42,355	—
Voya Large Cap Growth Portfolio - Class I	8,263,096	1,565,869	(469,160)	144,088	9,503,893	—	166,766	—
Voya Large Cap Value Fund - Class R6	8,308,600	2,114,796	(2,468,450)	(353,485)	7,601,461	37,436	31,182	316,445
Voya MidCap Opportunities Portfolio - Class I	3,340,820	586,800	(231,108)	93,021	3,789,533	—	22,397	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,142,164	1,074,081	(507,922)	79,621	4,787,944	—	(23,971)	—
Voya Multi-Manager International Equity Fund - Class I	10,125,558	2,248,076	(655,203)	721,289	12,439,720	—	20,494	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	7,824,953	5,688,350	(518,959)	(24,078)	12,970,266	—	87,397	—
Voya Multi-Manager Mid Cap Value Fund - Class I	7,738,805	1,222,819	(2,284,936)	273,617	6,950,305	—	(56,460)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	4,431,650	667,238	(1,767,666)	(178,532)	3,152,690	25,873	354,629	—
Voya Small Company Portfolio - Class I	4,493,510	1,458,489	(289,448)	(476,634)	5,185,917	23,433	24,800	676,845
Voya U.S. Stock Index Portfolio - Class I	8,327,836	4,871,045	(796,372)	89,480	12,491,989	—	(36,856)	—
VY® Clarion Real Estate Portfolio - Class I	2,305,337	692,604	(317,988)	(279,409)	2,400,544	—	120,099	—
VY® Invesco Comstock Portfolio - Class I	3,306,078	3,222,377	(216,794)	(37,649)	6,274,012	—	24,416	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,387,718	806,114	(6,974,866)	(218,966)	—	—	402,534	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	8,234,736	1,464,078	(506,655)	352,511	9,544,670	—	217,985	—
	$102,514,604	$33,610,279	$(20,857,226)	$791,828	$116,059,485	$268,873	$1,375,605	$993,290

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$145,956
Total	$145,956

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$54,848
Total	$54,848

See Accompanying Notes to Financial Statements
96

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
1	iShares Barclays 20+ Year Treasury Bond Fund	$117	0.8
3	iShares Russell 1000 Value Index Fund	309	2.0
3	SPDR Trust Series 1	618	4.0
	Total Exchange-Traded Funds (Cost $1,060)	1,044	6.8
MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 91.0%
27	Voya Emerging Markets Index Portfolio - Class I	287	1.8
34	Voya Intermediate Bond Fund - Class R6	344	2.2
115	Voya International Core Fund - Class I	1,130	7.3
54	Voya International Index Portfolio - Class I	522	3.4
55	Voya Large Cap Growth Portfolio - Class I	1,152	7.5
71	Voya Large Cap Value Fund - Class R6	906	5.9
29	Voya MidCap Opportunities Portfolio - Class I	459	3.0
54	Voya Multi-Manager Emerging Markets Equity Fund - Class I	579	3.7
133	Voya Multi-Manager International Equity Fund - Class I	1,507	9.8
97	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,540	10.0
66	Voya Multi-Manager Mid Cap Value Fund - Class I	842	5.5
14	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	382	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
30	Voya Small Company Portfolio - Class I	$629	4.1
104	Voya U.S. Stock Index Portfolio - Class I	1,537	10.0
9	VY® Clarion Real Estate Portfolio - Class I	290	1.9
46	VY® Invesco Comstock Portfolio - Class I	760	4.9
12 @	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,157	7.5
		14,023	91.0
	Unaffiliated Investment Companies: 1.0%
26 @	Credit Suisse Commodity Return Strategy Fund - Class I	154	1.0
	Total Mutual Funds (Cost $14,000)	14,177	92.0
	Total Investments in Securities (Cost $15,060)	$15,221	98.8
	Assets in Excess of Other Liabilities	188	1.2
	Net Assets	$15,409	100.0

@
Non-income producing security.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$316
Gross Unrealized Depreciation	(155)
Net Unrealized Appreciation	$161

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,044	$—	$—	$1,044
Mutual Funds	14,177	—	—	14,177
Total Investments, at fair value	$15,221	$—	$—	$15,221

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
97

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$315	$(25)	$(3)	$287	$6	$2	$—
Voya Intermediate Bond Fund - Class R6	—	352	(1)	(7)	344	2	—	—
Voya International Core Fund - Class I	—	1,125	(54)	59	1,130	—	4	—
Voya International Index Portfolio - Class I	—	616	(99)	5	522	15	7	—
Voya Large Cap Growth Portfolio - Class I	—	1,147	(26)	31	1,152	—	1	—
Voya Large Cap Value Fund - Class R6	—	1,195	(255)	(34)	906	5	(5)	42
Voya MidCap Opportunities Portfolio - Class I	—	454	(11)	16	459	—	1	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	621	(45)	3	579	—	3	—
Voya Multi-Manager International Equity Fund - Class I	—	1,466	(41)	82	1,507	—	3	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	—	1,543	(17)	14	1,540	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	—	1,056	(232)	18	842	—	9	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	—	603	(230)	9	382	3	11	—
Voya Small Company Portfolio - Class I	—	695	(8)	(58)	629	3	—	86
Voya U.S. Stock Index Portfolio - Class I	—	1,612	(89)	14	1,537	—	2	—
VY® Clarion Real Estate Portfolio - Class I	—	329	(4)	(35)	290	—	—	—
VY® Invesco Comstock Portfolio - Class I	—	763	(6)	3	760	—	—	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	—	1,134	(39)	62	1,157	—	2	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	874	(874)	—	—	—	16	—
	$—	$15,900	$(2,056)	$179	$14,023	$34	$56	$128

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
98

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Partners, Inc. (“VPI” or the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution Moderately Conservative Portfolio, Voya Solution 2015 Portfolio, Voya Solution 2020 Portfolio, Voya Solution 2025 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, and Voya Solution 2060 Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Directed Services LLC (“DSL” or the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
As discussed below, the Board approved new investment advisory and sub-advisory contracts on January 22, 2015 for the new Voya Solution 2060 Portfolio. In connection with its review for each Portfolio, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014 and January 22, 2015, when it renewed or approved the Agreements. On September 12, 2014 and January 22, 2015, the Board concluded, in light of all factors it considered, to renew or approve the Agreements and that the fee rates set forth in the
Agreements were fair and reasonable. Among other factors considered at the respective meetings, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014 and January 22, 2015, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014 or in this report for the Voya Solution 2060 Portfolio.
On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

99

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) provides that when Voya Solution 2060 Portfolio (the “Portfolio”) a series of the Company, enters into a new advisory or sub-advisory agreement, the Board of the Company, including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory agreements, and who are Independent Directors, must determine whether to approve the new arrangements. Thus, at its meeting held on January 22, 2015, the Board considered the initial approval of the investment advisory contract (the “Advisory Contract”) with DSL and the sub-advisory contract (the “Sub-Advisory Contract”) between the Adviser and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) (together, the “Advisory and Sub-Advisory Contracts”) for the Portfolio.
In determining whether to initially approve the Advisory Contract for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and the Portfolio’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things, the experience and expertise of DSL in the management of other funds within the Voya funds complex, including the existing Voya Solution Portfolios; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“SPG”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight and management of the funds in the Voya funds complex.
At the Board meeting at which the Advisory Contract was considered, the Board considered that the Portfolio would be subject to the standard policies and procedures of VPI previously approved by the Board for other series of VPI and approved in accordance with Rule 38a-1 under the Investment Company Act of 1940. The Board also noted that, in managing the Portfolio, DSL would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other funds in the Voya funds complex.
The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Advisory Contract; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex, including similar Funds-of-Funds; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to Voya IM; (5) the costs for the services to be provided by DSL, including that the proposed advisory fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee for the Portfolio is equal to the average and above the median management fees of the funds in the Portfolio’s SPG, and (b) the estimated net Funds-of-Funds annual operating expenses for the Portfolio are above the average and the median expense ratios of the funds in the Portfolio’s SPG; (7) Management’s representations that the Portfolio fee structure is consistent with the Voya Solution Portfolios suite; (8) the projected profitability of DSL; (9) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other funds, including other Funds-of-Funds and asset allocation products; (10) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the Voya funds complex; (11) the information that had been provided by DSL at regular Board meetings, and in anticipation of the January 2015 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (12) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.
In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of the reputation of Voya IM and its sub-advisory services; (2) Voya IM’s strength and reputation in the industry; (3) the information that had been provided by Voya IM in advance of the January 2015 Joint Investment Review Committee meeting at which Voya IM presented with

100

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

respect to Voya IM’s sub-advisory services; (4) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Portfolio’s Sub-Adviser; (7) Voya IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VPI’s Chief Compliance Officer; (8) Voya IM’s financial condition; (9) the appropriateness of the selection of Voya IM in light of the Portfolio’s investment objective and prospective investor base; and (10) Voya IM’s Code of Ethics, which was previously approved by the Board.
After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by DSL to Voya IM is reasonable in the context of all factors considered by the Board; and (4) DSL and Voya IM each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

101

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-VSOL (0615-081915)

Semi-Annual Report
June 30, 2015
Classes ADV, I, S, S2, T and Z
Voya Partners, Inc.
■
Voya Index Solution Income Portfolio

■
Voya Index Solution 2015 Portfolio

■
Voya Index Solution 2020 Portfolio

■
Voya Index Solution 2025 Portfolio

■
Voya Index Solution 2030 Portfolio

■
Voya Index Solution 2035 Portfolio

■
Voya Index Solution 2040 Portfolio

■
Voya Index Solution 2045 Portfolio

■
Voya Index Solution 2050 Portfolio

■
Voya Index Solution 2055 Portfolio

■
Voya Index Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,003.80	0.62%	$3.08	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,006.50	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,005.60	0.37	1.84	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,004.80	0.52	2.58	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,003.80	0.82	4.07	1,000.00	1,020.73	0.82	4.11
Class Z(1)	1,000.00	982.80	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2015 Portfolio
Class ADV	$1,000.00	$1,007.50	0.63%	$3.14	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,009.20	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,008.40	0.38	1.89	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,007.60	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,006.50	0.83	4.13	1,000.00	1,020.68	0.83	4.16
Voya Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,011.00	0.63%	$3.14	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,014.30	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,011.80	0.38	1.90	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,011.80	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,010.20	0.83	4.14	1,000.00	1,020.68	0.83	4.16
Class Z(1)	1,000.00	982.10	0.00	—	1,000.00	1,024.79	0.00	—
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,015.70	0.63%	$3.15	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,017.90	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,017.20	0.38	1.90	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,016.60	0.53	2.65	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,014.70	0.83	4.15	1,000.00	1,020.68	0.83	4.16
Class Z(1)	1,000.00	980.30	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,018.10	0.63%	$3.15	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,021.10	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,019.50	0.38	1.90	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,019.70	0.53	2.65	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,018.20	0.83	4.15	1,000.00	1,020.68	0.83	4.16
Class Z(1)	1,000.00	979.00	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,020.20	0.64%	$3.21	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,023.10	0.14	0.70	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,021.70	0.39	1.95	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,021.10	0.54	2.71	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	1,020.20	0.84	4.21	1,000.00	1,020.63	0.84	4.21
Class Z(1)	1,000.00	978.70	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,020.60	0.63%	$3.16	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,023.30	0.13	0.65	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,021.90	0.38	1.91	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,021.30	0.53	2.66	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,019.90	0.83	4.16	1,000.00	1,020.68	0.83	4.16
Class Z(1)	1,000.00	978.40	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,023.00	0.64%	$3.21	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,025.70	0.14	0.70	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,024.40	0.39	1.96	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,023.00	0.54	2.71	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	1,021.30	0.84	4.21	1,000.00	1,020.63	0.84	4.21
Class Z(1)	1,000.00	976.30	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,021.90	0.64%	$3.21	$1,000.00	$1,021.62	0.64%	$3.21
Class I	1,000.00	1,023.90	0.14	0.70	1,000.00	1,024.10	0.14	0.70
Class S	1,000.00	1,023.20	0.39	1.96	1,000.00	1,022.86	0.39	1.96
Class S2	1,000.00	1,022.60	0.54	2.71	1,000.00	1,022.12	0.54	2.71
Class T	1,000.00	1,021.30	0.84	4.21	1,000.00	1,020.63	0.84	4.21
Class Z(1)	1,000.00	976.50	0.00	—	1,000.00	1,024.79	0.00	—
5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2015**
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,022.50	0.65%	$3.26	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,024.80	0.15	0.75	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,023.60	0.40	2.01	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,023.10	0.55	2.76	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,021.80	0.85	4.26	1,000.00	1,020.58	0.85	4.26
Class Z(1)	1,000.00	976.40	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2060 Portfolio(2)
Class ADV	$1,000.00	$1,018.00	0.65%	$2.55	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,020.00	0.15	0.59	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,020.00	0.40	1.57	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,019.00	0.55	2.16	1,000.00	1,022.07	0.55	2.76
Class Z(1)	1,000.00	976.10	0.00	—	1,000.00	1,024.79	0.00	—

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was May 1, 2015. Expenses paid for the actual Portfolios’ return reflect the 61-day period ended June 30, 2015.

(2)
Commencement of operations was February 9, 2015. Expenses paid for the actual Portfolios’ return reflect the 142-day period ended June 30, 2015.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2015 Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$136,361,066	$221,940,738	$32,239	$444,669,114
Investments in unaffiliated underlying funds at fair value**	28,018,904	36,114,281	6,007	84,752,471
Total investments at fair value	$164,379,970	$258,055,019	$38,246	$529,421,585
Cash	91,122	212,575	55	615,970
Receivables:
Investments in affiliated underlying funds sold	—	249,376	—	—
Fund shares sold	407,332	128,888	—	722,475
Dividends	33,099	12,963	7	105,939
Prepaid expenses	655	983	—	1,862
Reimbursement due from manager	27,001	43,295	2,406	55,144
Other assets	2,157	2,779	—	4,420
Total assets	164,941,336	258,705,878	40,714	530,927,395
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	73,072	—	—	636,550
Payable for fund shares redeemed	331,854	373,700	—	78,990
Payable for investment management fees	32,005	48,960	7	102,311
Payable for distribution and shareholder service fees	40,586	71,184	6	154,137
Payable to trustees under the deferred compensation plan (Note 6)	2,157	2,779	—	4,420
Payable for trustee fees	850	1,329	—	2,666
Other accrued expenses and liabilities	37,534	40,743	1,563	80,244
Total liabilities	518,058	538,695	1,576	1,059,318
NET ASSETS	$164,423,278	$258,167,183	$39,138	$529,868,077
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$147,841,763	$228,208,254	$36,461	$442,006,683
Undistributed net investment income	4,268,304	6,076,134	464	12,480,866
Accumulated net realized gain	12,718,294	25,162,788	1,744	60,022,652
Net unrealized appreciation (depreciation)	(405,083)	(1,279,993)	469	15,357,876
NET ASSETS	$164,423,278	$258,167,183	$39,138	$529,868,077
* Cost of investments in affiliated underlying funds	$135,989,573	$221,657,988	$31,638	$427,299,246
** Cost of investments in unaffiliated underlying funds	$28,795,480	$37,677,024	$6,139	$86,764,463
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2015 Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio
Class ADV
Net assets	$35,347,739	$108,892,780	$3,882	$243,465,277
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,343,258	10,171,439	325	20,862,727
Net asset value and redemption price per share	$10.57	$10.71	$11.95	$11.67
Class I
Net assets	$6,044,164	$31,131,098	$3,936	$54,633,218
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	557,988	2,845,633	326	4,578,762
Net asset value and redemption price per share	$10.83	$10.94	$12.08	$11.93
Class S
Net assets	$119,507,300	$106,278,674	$3,921	$195,726,351
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,144,395	9,806,164	325	16,574,654
Net asset value and redemption price per share	$10.72	$10.84	$12.05	$11.81
Class S2
Net assets	$3,517,698	$11,861,165	$3,893	$36,036,553
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	334,633	1,114,018	325	3,099,549
Net asset value and redemption price per share	$10.51	$10.65	$11.98	$11.63
Class T
Net assets	$3,428	$3,466	$3,862	$3,736
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	322	322	324	319
Net asset value and redemption price per share	$10.64	$10.77	$11.91	$11.70
Class Z
Net assets	$2,949	n/a	$19,644	$2,942
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	272	n/a	1,626	247
Net asset value and redemption price per share	$10.83	n/a	$12.08	$11.93
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$35,042	$387,518,023	$41,020	$258,449,620
Investments in unaffiliated underlying funds at fair value**	5,017	57,638,570	3,841	22,264,987
Total investments at fair value	$40,059	$445,156,593	$44,861	$280,714,607
Cash	69	318,834	56	242,835
Receivables:
Investments in affiliated underlying funds sold	—	96,879	—	112,055
Fund shares sold	—	156,673	143	218,168
Dividends	7	88,754	9	55,862
Prepaid expenses	—	1,541	—	953
Reimbursement due from manager	2,349	44,134	2,308	26,129
Other assets	—	3,472	—	2,061
Total assets	42,484	445,866,880	47,377	281,372,670
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	99,238	143	120,273
Payable for fund shares redeemed	—	148,483	—	206,211
Payable for investment management fees	7	84,138	16	50,769
Payable for distribution and shareholder service fees	7	134,088	8	85,034
Payable to trustees under the deferred compensation plan (Note 6)	—	3,472	—	2,061
Payable for trustee fees	—	2,231	—	1,399
Other accrued expenses and liabilities	1,547	52,773	1,552	30,367
Total liabilities	1,561	524,423	1,719	496,114
NET ASSETS	$40,923	$445,342,457	$45,658	$280,876,556
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$36,813	$357,420,428	$40,129	$223,625,612
Undistributed net investment income	488	9,731,661	497	5,336,531
Accumulated net realized gain	2,330	60,639,056	2,932	38,547,024
Net unrealized appreciation	1,292	17,551,312	2,100	13,367,389
NET ASSETS	$40,923	$445,342,457	$45,658	$280,876,556
* Cost of investments in affiliated underlying funds	$33,653	$368,867,054	$38,868	$244,885,057
** Cost of investments in unaffiliated underlying funds	$5,114	$58,738,227	$3,893	$22,462,161
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio
Class ADV
Net assets	$4,247	$217,025,084	$7,804	$142,359,001
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	328	17,929,541	562	11,444,481
Net asset value and redemption price per share	$12.93	$12.10	$13.88	$12.44
Class I
Net assets	$4,310	$41,371,972	$4,611	$26,514,167
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	330	3,340,181	329	2,075,092
Net asset value and redemption price per share	$13.06	$12.39	$14.03	$12.78
Class S
Net assets	$4,292	$153,815,209	$4,598	$94,680,770
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	329	12,552,725	328	7,503,538
Net asset value and redemption price per share	$13.04	$12.25	$14.02	$12.62
Class S2
Net assets	$4,258	$33,123,373	$4,557	$17,315,709
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	329	2,741,608	327	1,391,586
Net asset value and redemption price per share	$12.96	$12.08	$13.91	$12.44
Class T
Net assets	$4,229	$3,882	$4,522	$3,980
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	328	320	327	319
Net asset value and redemption price per share	$12.89	$12.13	$13.83	$12.48
Class Z
Net assets	$19,587	$2,937	$19,566	$2,929
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,499	237	1,395	229
Net asset value and redemption price per share	$13.06	$12.39	$14.03	$12.78
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$38,416	$67,204,796	$33,480
Investments in unaffiliated underlying funds at fair value**	3,253	4,129,680	2,154
Total investments at fair value	$41,669	$71,334,476	$35,634
Cash	69	54,291	214
Receivables:
Fund shares sold	—	170,083	—
Dividends	8	13,855	7
Prepaid expenses	—	211	—
Prepaid offering expense	—	—	7,705
Reimbursement due from manager	2,257	6,502	—
Other assets	—	377	—
Total assets	44,003	71,579,795	43,560
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	160,565	—
Payable for fund shares redeemed	—	8,292	—
Payable for investment management fees	8	12,595	6
Payable to investment adviser (Note 8)	—	—	4,799
Payable for distribution and shareholder service fees	6	21,887	4
Payable to trustees under the deferred compensation plan (Note 6)	—	377	—
Payable for trustee fees	—	338	—
Other accrued expenses and liabilities	1,538	10,539	2,875
Total liabilities	1,552	214,593	7,684
NET ASSETS	$42,451	$71,365,202	$35,876
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$36,797	$60,773,521	$36,040
Undistributed net investment income	453	1,201,237	149
Accumulated net realized gain	2,825	8,158,522	260
Net unrealized appreciation (depreciation)	2,376	1,231,922	(573)
NET ASSETS	$42,451	$71,365,202	$35,876
* Cost of investments in affiliated underlying funds	$35,984	$65,968,155	$33,997
** Cost of investments in unaffiliated underlying funds	$3,309	$4,134,399	$2,210
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
Class ADV
Net assets	$4,562	$36,754,664	$4,083
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	326	2,447,365	401
Net asset value and redemption price per share	$13.98	$15.02	$10.18
Class I
Net assets	$4,628	$6,041,193	$4,092
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	328	394,594	401
Net asset value and redemption price per share	$14.12	$15.31	$10.20
Class S
Net assets	$4,614	$23,362,242	$4,088
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	327	1,540,179	401
Net asset value and redemption price per share	$14.12	$15.17	$10.20
Class S2
Net assets	$4,574	$5,199,438	$4,085
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	326	345,281	401
Net asset value and redemption price per share	$14.01	$15.06	$10.19
Class T
Net assets	$4,536	$4,736	n/a
Shares authorized	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	326	316	n/a
Net asset value and redemption price per share	$13.92	$14.99	n/a
Class Z
Net assets	$19,537	$2,929	$19,528
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,383	191	1,912
Net asset value and redemption price per share	$14.12	$15.32	$10.21
See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2015 Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio
INVESTMENT INCOME:
Interest	$115	$176	$—	$—
Dividends from affiliated underlying funds	982,243	1,418,504	130	4,125,500
Dividends from unaffiliated underlying funds	473,007	698,231	65	1,453,241
Total investment income	1,455,365	2,116,911	195	5,578,741
EXPENSES:
Investment management fees(1)	141,209	218,118	23	442,591
Distribution and shareholder service fees:
Class ADV	89,563	279,646	11	610,492
Class S	154,393	137,703	5	245,368
Class S2	9,479	33,328	11	95,475
Class T	13	13	15	14
Transfer agent fees	184	205	243	360
Administrative service fees(1)	56,267	87,838	6	174,168
Shareholder reporting expense	3,258	4,775	498	6,110
Professional fees	14,752	29,963	3,894	41,525
Custody and accounting expense	6,607	10,136	26	22,930
Trustee fees	2,549	3,987	1	7,998
Miscellaneous expense	8,072	9,060	3,076	12,661
Interest expense	—	26	—	—
Total expenses	486,346	814,798	7,809	1,659,692
Net waived and reimbursed fees	(132,151)	(197,623)	(7,762)	(377,909)
Net expenses	354,195	617,175	47	1,281,783
Net investment income	1,101,170	1,499,736	148	4,296,958
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	(406,071)	(262,859)	(79)	(1,639,960)
Capital gain distributions from affiliated underlying funds	817,281	1,278,725	131	5,263,593
Foreign currency related transactions	(194)	(251)	—	(379)
Futures	232,174	352,753	—	683,314
Sale of affiliated underlying funds	2,920,234	5,682,507	540	15,205,094
Net realized gain	3,563,424	7,050,875	592	19,511,662
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(3,520,242)	(5,852,961)	(844)	(15,626,798)
Unaffiliated underlying funds	(243,948)	(658,166)	(23)	(133,562)
Foreign currency related transactions	(412)	(617)	—	(1,194)
Futures	91,413	137,120	—	265,099
Net change in unrealized appreciation (depreciation)	(3,673,189)	(6,374,624)	(867)	(15,496,455)
Net realized and unrealized gain (loss)	(109,765)	676,251	(275)	4,015,207
Increase (decrease) in net assets resulting from operations	$991,405	$2,175,987	$(127)	$8,312,165

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio
INVESTMENT INCOME:
Interest	$—	$—	$—	$154
Dividends from affiliated underlying funds	184	3,836,091	230	2,812,550
Dividends from unaffiliated underlying funds	53	912,439	35	212,565
Total investment income	237	4,748,530	265	3,025,269
EXPENSES:
Investment management fees(1)	24	357,563	25	208,682
Distribution and shareholder service fees:
Class ADV	11	541,850	16	352,601
Class S	5	191,017	5	118,906
Class S2	11	89,578	11	46,091
Class T	16	14	16	15
Transfer agent fees	228	321	219	299
Administrative service fees(1)	7	145,420	8	90,876
Shareholder reporting expense	498	5,430	498	2,896
Professional fees	3,889	35,355	3,893	23,685
Custody and accounting expense	26	17,376	31	12,127
Trustee fees	1	6,694	1	4,196
Miscellaneous expense	3,076	11,162	3,076	7,140
Total expenses	7,792	1,401,780	7,799	867,514
Net waived and reimbursed fees	(7,741)	(282,591)	(7,740)	(162,285)
Net expenses	51	1,119,189	59	705,229
Net investment income	186	3,629,341	206	2,320,040
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	(75)	(1,294,806)	(98)	(476,374)
Capital gain distributions from affiliated underlying funds	200	4,957,322	316	3,939,549
Foreign currency related transactions	—	(318)	—	(201)
Futures	—	569,524	—	353,369
Sale of affiliated underlying funds	615	13,693,279	623	6,217,823
Net realized gain	740	17,925,001	841	10,034,166
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(930)	(12,630,598)	(1,053)	(5,963,242)
Unaffiliated underlying funds	(3)	(91,101)	29	(402,077)
Foreign currency related transactions	—	(1,002)	—	—
Futures	—	222,439	—	137,120
Net change in unrealized appreciation (depreciation)	(933)	(12,500,262)	(1,024)	(6,228,199)
Net realized and unrealized gain (loss)	(193)	5,424,739	(183)	3,805,967
Increase (decrease) in net assets resulting from operations	$(7)	$9,054,080	$23	$6,126,007

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
			February 9, 2015(2) to June 30, 2015
INVESTMENT INCOME:
Interest	$—	$37	$—
Dividends from affiliated underlying funds	224	697,729	163
Dividends from unaffiliated underlying funds	24	26,629	11
Total investment income	248	724,395	174
EXPENSES:
Investment management fees(1)	24	49,602	17
Distribution and shareholder service fees:
Class ADV	11	86,191	9
Class S	5	27,898	4
Class S2	11	13,162	8
Class T	16	17	—
Transfer agent fees	206	229	199
Administrative service fees(1)	7	21,530	4
Shareholder reporting expense	498	1,991	496
Professional fees	3,892	8,606	2,941
Custody and accounting expense	26	2,950	140
Trustee fees	1	1,014	1
Offering expense	—	—	4,795
Miscellaneous expense	3,076	3,530	2,099
Total expenses	7,773	216,720	10,713
Net waived and reimbursed fees	(7,718)	(41,185)	(10,688)
Net expenses	55	175,535	25
Net investment income	193	548,860	149
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of unaffiliated underlying funds	(62)	(117,326)	(7)
Capital gain distributions from affiliated underlying funds	314	977,551	228
Foreign currency related transactions	—	(38)	—
Futures	—	80,385	—
Sale of affiliated underlying funds	441	1,585,088	39
Net realized gain	693	2,525,660	260
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(832)	(1,668,822)	(517)
Unaffiliated underlying funds	(10)	(84,555)	(56)
Foreign currency related transactions	—	(137)	—
Futures	—	30,471	—
Net change in unrealized appreciation (depreciation)	(842)	(1,723,043)	(573)
Net realized and unrealized gain (loss)	(149)	802,617	(313)
Increase (decrease) in net assets resulting from operations	$44	$1,351,477	$(164)

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(2)
Commencement of operations.

See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution Income Portfolio		Voya Index Solution 2015 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,101,170	$3,026,253	$1,499,736	$4,317,349
Net realized gain	3,563,424	10,412,571	7,050,875	20,209,099
Net change in unrealized appreciation (depreciation)	(3,673,189)	(3,149,455)	(6,374,624)	(9,287,593)
Increase in net assets resulting from operations	991,405	10,289,369	2,175,987	15,238,855
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(772,494)	—	(2,407,258)
Class I	—	(114,554)	—	(605,872)
Class S	—	(2,893,994)	—	(2,333,692)
Class S2	—	(105,484)	—	(442,287)
Class T	—	(60)	—	(61)
Net realized gains:
Class ADV	—	(1,929,367)	—	(6,202,267)
Class I	—	(234,690)	—	(1,249,158)
Class S	—	(6,640,745)	—	(5,406,544)
Class S2	—	(256,790)	—	(1,078,359)
Class T	—	(170)	—	(170)
Total distributions	—	(12,948,348)	—	(19,725,668)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,402,402	18,242,750	23,428,937	47,068,158
Reinvestment of distributions	—	12,948,348	—	19,725,668
	7,402,402	31,191,098	23,428,937	66,793,826
Cost of shares redeemed	(15,767,178)	(40,526,463)	(34,677,520)	(87,511,026)
Net decrease in net assets resulting from capital share transactions	(8,364,776)	(9,335,365)	(11,248,583)	(20,717,200)
Net decrease in net assets	(7,373,371)	(11,994,344)	(9,072,596)	(25,204,013)
NET ASSETS:
Beginning of year or period	171,796,649	183,790,993	267,239,779	292,443,792
End of year or period	$164,423,278	$171,796,649	$258,167,183	$267,239,779
Undistributed net investment income at end of year or period	$4,268,304	$3,167,134	$6,076,134	$4,576,398

See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2020 Portfolio		Voya Index Solution 2025 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$148	$280	$4,296,958	$7,361,975
Net realized gain	592	1,236	19,511,662	43,795,712
Net change in unrealized appreciation (depreciation)	(867)	(524)	(15,496,455)	(23,332,312)
Increase (decrease) in net assets resulting from operations	(127)	992	8,312,165	27,825,375
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(70)	—	(4,030,265)
Class I	—	(86)	—	(849,202)
Class S	—	(78)	—	(3,199,937)
Class S2	—	(74)	—	(813,600)
Class T	—	(63)	—	(49)
Net realized gains:
Class ADV	—	(204)	—	(11,835,104)
Class I	—	(205)	—	(1,963,736)
Class S	—	(205)	—	(8,308,066)
Class S2	—	(205)	—	(2,273,330)
Class T	—	(205)	—	(169)
Total distributions	—	(1,395)	—	(33,273,458)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,000	—	46,582,002	99,795,707
Reinvestment of distributions	—	1,395	—	33,273,458
	20,000	1,395	46,582,002	133,069,165
Cost of shares redeemed	—	—	(44,336,246)	(110,199,751)
Net increase in net assets resulting from capital share transactions	20,000	1,395	2,245,756	22,869,414
Net increase in net assets	19,873	992	10,557,921	17,421,331
NET ASSETS:
Beginning of year or period	19,265	18,273	519,310,156	501,888,825
End of year or period	$39,138	$19,265	$529,868,077	$519,310,156
Undistributed net investment income at end of year or period	$464	$316	$12,480,866	$8,183,908

See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2030 Portfolio		Voya Index Solution 2035 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$186	$259	$3,629,341	$5,301,346
Net realized gain	740	1,715	17,925,001	45,024,404
Net change in unrealized appreciation (depreciation)	(933)	(952)	(12,500,262)	(26,274,767)
Increase (decrease) in net assets resulting from operations	(7)	1,022	9,054,080	24,050,983
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(66)	—	(2,989,256)
Class I	—	(89)	—	(523,257)
Class S	—	(77)	—	(2,197,001)
Class S2	—	(70)	—	(689,228)
Class T	—	(63)	—	(44)
Net realized gains:
Class ADV	—	(275)	—	(10,988,649)
Class I	—	(275)	—	(1,477,868)
Class S	—	(275)	—	(7,016,371)
Class S2	—	(275)	—	(2,367,719)
Class T	—	(275)	—	(192)
Total distributions	—	(1,740)	—	(28,249,585)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,000	—	41,657,736	92,260,369
Reinvestment of distributions	—	1,740	—	28,249,585
	20,000	1,740	41,657,736	120,509,954
Cost of shares redeemed	—	—	(38,994,663)	(88,259,903)
Net increase in net assets resulting from capital share transactions	20,000	1,740	2,663,073	32,250,051
Net increase in net assets	19,993	1,022	11,717,153	28,051,449
NET ASSETS:
Beginning of year or period	20,930	19,908	433,625,304	405,573,855
End of year or period	$40,923	$20,930	$445,342,457	$433,625,304
Undistributed net investment income at end of year or period	$488	$302	$9,731,661	$6,102,320

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2040 Portfolio		Voya Index Solution 2045 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$206	$235	$2,320,040	$2,485,193
Net realized gain	841	2,174	10,034,166	29,766,306
Net change in unrealized appreciation (depreciation)	(1,024)	(1,164)	(6,228,199)	(17,212,877)
Increase in net assets resulting from operations	23	1,245	6,126,007	15,038,622
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(59)	—	(1,590,364)
Class I	—	(80)	—	(256,041)
Class S	—	(70)	—	(1,143,217)
Class S2	—	(62)	—	(257,702)
Class T	—	(54)	—	(33)
Net realized gains:
Class ADV	—	(290)	—	(7,081,744)
Class I	—	(291)	—	(854,800)
Class S	—	(291)	—	(4,391,211)
Class S2	—	(290)	—	(1,092,301)
Class T	—	(290)	—	(193)
Total distributions	—	(1,777)	—	(16,667,606)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,431	858	29,578,660	61,543,097
Reinvestment of distributions	—	1,777	—	16,667,606
	22,431	2,635	29,578,660	78,210,703
Cost of shares redeemed	(10)	(3)	(24,092,386)	(50,959,586)
Net increase in net assets resulting from capital share transactions	22,421	2,632	5,486,274	27,251,117
Net increase in net assets	22,444	2,100	11,612,281	25,622,133
NET ASSETS:
Beginning of year or period	23,214	21,114	269,264,275	243,642,142
End of year or period	$45,658	$23,214	$280,876,556	$269,264,275
Undistributed net investment income at end of year or period	$497	$291	$5,336,531	$3,016,491

See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2050 Portfolio		Voya Index Solution 2055 Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$193	$203	$548,860	$540,524
Net realized gain	693	2,196	2,525,660	5,931,849
Net change in unrealized appreciation (depreciation)	(842)	(1,180)	(1,723,043)	(3,291,793)
Increase in net assets resulting from operations	44	1,219	1,351,477	3,180,580
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(56)	—	(278,053)
Class I	—	(77)	—	(41,530)
Class S	—	(67)	—	(201,219)
Class S2	—	(59)	—	(55,145)
Class T	—	(51)	—	(31)
Net realized gains:
Class ADV	—	(282)	—	(1,203,256)
Class I	—	(282)	—	(134,385)
Class S	—	(283)	—	(741,487)
Class S2	—	(282)	—	(237,458)
Class T	—	(282)	—	(184)
Total distributions	—	(1,721)	—	(2,892,748)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,000	—	14,827,043	23,259,708
Reinvestment of distributions	—	1,721	—	2,892,748
	20,000	1,721	14,827,043	26,152,456
Cost of shares redeemed	—	—	(6,724,193)	(11,668,378)
Net increase in net assets resulting from capital share transactions	20,000	1,721	8,102,850	14,484,078
Net increase in net assets	20,044	1,219	9,454,327	14,771,910
NET ASSETS:
Beginning of year or period	22,407	21,188	61,910,875	47,138,965
End of year or period	$42,451	$22,407	$71,365,202	$61,910,875
Undistributed net investment income at end of year or period	$453	$260	$1,201,237	$652,377

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

Voya Index Solution 2060 Portfolio
February 9, 2015(1) to June 30, 2015
FROM OPERATIONS:
Net investment income	$149
Net realized gain	260
Net change in unrealized appreciation (depreciation)	(573)
Decrease in net assets resulting from operations	(164)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,040
36,040
Net increase in net assets resulting from capital share transactions	36,040
Net increase in net assets	35,876
NET ASSETS:
Beginning of year or period	—
End of year or period	$35,876
Undistributed net investment income at end of year or period	$149

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
21

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-15	10.53	0.06•	(0.02)	0.04	—	—	—	—	—	10.57	0.38	0.78	0.62	0.62	1.08	35,348	16
12-31-14	10.73	0.17	0.43	0.60	0.23	0.57	—	0.80	—	10.53	5.68	0.78	0.62	0.62	1.50	37,651	23
12-31-13	10.64	0.19•	0.58	0.77	0.30	0.38	—	0.68	—	10.73	7.50	0.76	0.61	0.61	1.74	37,886	39
12-31-12	10.42	0.19•	0.67	0.86	0.26	0.38	—	0.64	—	10.64	8.36	0.71	0.62	0.62	1.79	31,359	45
12-31-11	10.76	0.14	0.09	0.23	0.25	0.32	—	0.57	—	10.42	2.35	0.62	0.62	0.62	1.46	25,479	78
12-31-10	10.22	0.23•	0.52	0.75	0.11	0.10	—	0.21	—	10.76	7.37	0.62	0.62	0.62	2.24	19,550	45
Class I
06-30-15	10.76	0.09•	(0.02)	0.07	—	—	—	—	—	10.83	0.65	0.28	0.12	0.12	1.60	6,044	16
12-31-14	10.94	0.22•	0.45	0.67	0.28	0.57	—	0.85	—	10.76	6.23	0.28	0.12	0.12	2.00	5,042	23
12-31-13	10.82	0.22•	0.63	0.85	0.35	0.38	—	0.73	—	10.94	8.10	0.26	0.11	0.11	2.01	5,682	39
12-31-12	10.59	0.27•	0.64	0.91	0.30	0.38	—	0.68	—	10.82	8.75	0.21	0.12	0.12	2.53	10,690	45
12-31-11	10.90	0.21•	0.09	0.30	0.29	0.32	—	0.61	—	10.59	2.99	0.12	0.12	0.12	2.01	6,699	78
12-31-10	10.31	0.28•	0.53	0.81	0.12	0.10	—	0.22	—	10.90	7.96	0.12	0.12	0.12	2.67	1,702	45
Class S
06-30-15	10.66	0.07•	(0.01)	0.06	—	—	—	—	—	10.72	0.56	0.53	0.37	0.37	1.37	119,507	16
12-31-14	10.85	0.19•	0.44	0.63	0.25	0.57	—	0.82	—	10.66	5.90	0.53	0.37	0.37	1.73	124,505	23
12-31-13	10.74	0.21•	0.60	0.81	0.32	0.38	—	0.70	—	10.85	7.78	0.51	0.36	0.36	1.92	134,689	39
12-31-12	10.51	0.21•	0.68	0.89	0.28	0.38	—	0.66	—	10.74	8.52	0.46	0.37	0.37	1.97	141,443	45
12-31-11	10.82	0.19	0.08	0.27	0.26	0.32	—	0.58	—	10.51	2.73	0.37	0.37	0.37	1.64	142,821	78
12-31-10	10.26	0.25•	0.52	0.77	0.11	0.10	—	0.21	—	10.82	7.61	0.37	0.37	0.37	2.39	153,900	45
Class S2
06-30-15	10.46	0.06•	(0.01)	0.05	—	—	—	—	—	10.51	0.48	0.78	0.52	0.52	1.12	3,518	16
12-31-14	10.66	0.17•	0.43	0.60	0.23	0.57	—	0.80	—	10.46	5.78	0.78	0.52	0.52	1.56	4,595	23
12-31-13	10.58	0.20•	0.58	0.78	0.32	0.38	—	0.70	—	10.66	7.64	0.76	0.51	0.51	1.87	5,531	39
12-31-12	10.39	0.22•	0.64	0.86	0.29	0.38	—	0.67	—	10.58	8.38	0.71	0.52	0.52	2.06	4,328	45
12-31-11	10.75	0.15•	0.09	0.24	0.28	0.32	—	0.60	—	10.39	2.52	0.62	0.52	0.52	1.46	1,763	78
12-31-10	10.21	0.37•	0.39	0.76	0.12	0.10	—	0.22	—	10.75	7.54	0.62	0.52	0.52	3.53	455	45
Class T
06-30-15	10.60	0.05•	(0.01)	0.04	—	—	—	—	—	10.64	0.38	1.03	0.82	0.82	0.92	3	16
12-31-14	10.79	0.13	0.45	0.58	0.20	0.57	—	0.77	—	10.60	5.47	1.03	0.82	0.82	1.31	3	23
12-31-13	10.69	0.16	0.59	0.75	0.27	0.38	—	0.65	—	10.79	7.28	1.01	0.81	0.81	1.51	3	39
12-31-12	10.46	0.16	0.68	0.84	0.23	0.38	—	0.61	—	10.69	8.09	0.96	0.82	0.82	1.53	3	45
12-31-11	10.78	0.13	0.08	0.21	0.21	0.32	—	0.53	—	10.46	2.20	0.87	0.82	0.82	1.19	3	78
12-31-10	10.21	0.20	0.53	0.73	0.06	0.10	—	0.16	—	10.78	7.16	0.87	0.82	0.82	1.95	3	45
See Accompanying Notes to Financial Statements
22

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio (continued)
Class Z
05-01-15(5) - 06-30-15	11.02	(0.05)•	(0.14)	(0.19)	—	—	—	—	—	10.83	(1.72)	0.28	0.00	0.00	(2.57)	3	16
Voya Index Solution 2015 Portfolio
Class ADV
06-30-15	10.63	0.05•	0.03	0.08	—	—	—	—	—	10.71	0.75	0.78	0.63	0.63	0.97	108,893	24
12-31-14	10.84	0.15•	0.43	0.58	0.22	0.57	—	0.79	—	10.63	5.45	0.77	0.63	0.63	1.39	113,993	37
12-31-13	10.38	0.18•	0.77	0.95	0.21	0.28	—	0.49	—	10.84	9.42	0.75	0.61	0.61	1.70	127,503	43
12-31-12	9.90	0.18•	0.79	0.97	0.18	0.31	—	0.49	—	10.38	9.95	0.71	0.62	0.62	1.75	111,594	46
12-31-11	10.45	0.14•	(0.11)	0.03	0.19	0.39	—	0.58	—	9.90	0.53	0.62	0.62	0.62	1.32	71,792	90
12-31-10	9.76	0.22•	0.61	0.83	0.04	0.10	—	0.14	—	10.45	8.68	0.62	0.62	0.62	2.25	62,077	49
Class I
06-30-15	10.84	0.08•	0.02	0.10	—	—	—	—	—	10.94	0.92	0.28	0.13	0.13	1.46	31,131	24
12-31-14	11.03	0.22•	0.44	0.66	0.28	0.57	—	0.85	—	10.84	6.06	0.27	0.13	0.13	1.97	26,627	37
12-31-13	10.54	0.23•	0.79	1.02	0.25	0.28	—	0.53	—	11.03	9.97	0.25	0.11	0.11	2.13	24,661	43
12-31-12	10.03	0.26•	0.78	1.04	0.22	0.31	—	0.53	—	10.54	10.50	0.21	0.12	0.12	2.50	28,198	46
12-31-11	10.57	0.20•	(0.13)	0.07	0.22	0.39	—	0.61	—	10.03	1.01	0.12	0.12	0.12	1.91	15,152	90
12-31-10	9.85	0.27•	0.61	0.88	0.06	0.10	—	0.16	—	10.57	9.11	0.12	0.12	0.12	2.72	4,813	49
Class S
06-30-15	10.75	0.07•	0.02	0.09	—	—	—	—	—	10.84	0.84	0.53	0.38	0.38	1.24	106,279	24
12-31-14	10.95	0.18•	0.44	0.62	0.25	0.57	—	0.82	—	10.75	5.73	0.52	0.38	0.38	1.67	109,593	37
12-31-13	10.47	0.21	0.78	0.99	0.23	0.28	—	0.51	—	10.95	9.69	0.50	0.36	0.36	1.93	118,482	43
12-31-12	9.97	0.18	0.82	1.00	0.19	0.31	—	0.50	—	10.47	10.19	0.46	0.37	0.37	1.89	112,364	46
12-31-11	10.51	0.16	(0.11)	0.05	0.20	0.39	—	0.59	—	9.97	0.80	0.37	0.37	0.37	1.55	98,326	90
12-31-10	9.80	0.25•	0.61	0.86	0.05	0.10	—	0.15	—	10.51	8.97	0.37	0.37	0.37	2.50	99,941	49
Class S2
06-30-15	10.57	0.05•	0.03	0.08	—	—	—	—	—	10.65	0.76	0.78	0.53	0.53	1.00	11,861	24
12-31-14	10.78	0.16•	0.43	0.59	0.23	0.57	—	0.80	—	10.57	5.61	0.77	0.53	0.53	1.47	17,023	37
12-31-13	10.33	0.20•	0.76	0.96	0.23	0.28	—	0.51	—	10.78	9.56	0.75	0.51	0.51	1.88	21,794	43
12-31-12	9.86	0.20•	0.77	0.97	0.19	0.31	—	0.50	—	10.33	10.05	0.71	0.52	0.52	1.95	15,769	46
12-31-11	10.43	0.13•	(0.09)	0.04	0.22	0.39	—	0.61	—	9.86	0.69	0.62	0.52	0.52	1.25	6,865	90
12-31-10	9.76	0.25•	0.58	0.83	0.06	0.10	—	0.16	—	10.43	8.68	0.62	0.52	0.52	2.48	2,536	49
Class T
06-30-15	10.70	0.04•	0.03	0.07	—	—	—	—	—	10.77	0.65	1.03	0.83	0.83	0.78	3	24
12-31-14	10.91	0.13	0.43	0.56	0.20	0.57	—	0.77	—	10.70	5.24	1.02	0.83	0.83	1.25	3	37
12-31-13	10.43	0.16	0.78	0.94	0.18	0.28	—	0.46	—	10.91	9.24	1.00	0.81	0.81	1.52	3	43
12-31-12	9.93	0.15	0.80	0.95	0.14	0.31	—	0.45	—	10.43	9.74	0.96	0.82	0.82	1.45	3	46
12-31-11	10.46	0.11	(0.10)	0.01	0.15	0.39	—	0.54	—	9.93	0.38	0.87	0.82	0.82	1.10	3	90
12-31-10	9.76	0.20	0.60	0.80	0.00*	0.10	—	0.10	—	10.46	8.31	0.87	0.82	0.82	2.05	3	49
See Accompanying Notes to Financial Statements
23

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio
Class ADV
06-30-15	11.82	0.11•	0.02	0.13	—	—	—	—	—	11.95	1.10	60.68	0.63	0.63	1.90	4	13
12-31-14	12.11	0.15	0.47	0.62	0.23	0.68	—	0.91	—	11.82	5.27	71.22	0.63	0.63	1.31	4	23
12-31-13	11.41	0.19	1.30	1.49	0.26	0.54	—	0.80	0.01	12.11	13.55(a)	95.97	0.62	0.62	1.61	4	36
12-31-12	10.76	0.17	1.02	1.19	0.02	0.52	—	0.54	—	11.41	11.12	58.46	0.62	0.62	1.54	3	61
10-03-11(5) - 12-31-11	10.00	0.01	0.75	0.76	—	—	—	—	—	10.76	7.60	0.62	0.62	0.62	0.42	3	41
Class I
06-30-15	11.91	0.14•	0.03	0.17	—	—	—	—	—	12.08	1.43	60.18	0.13	0.13	2.40	4	13
12-31-14	12.18	0.21	0.49	0.70	0.29	0.68	—	0.97	—	11.91	5.86	70.72	0.13	0.13	1.82	4	23
12-31-13	11.47	0.25	1.30	1.55	0.31	0.54	—	0.85	0.01	12.18	14.02(a)	95.47	0.12	0.12	2.11	4	36
12-31-12	10.77	0.23	1.02	1.25	0.03	0.52	—	0.55	—	11.47	11.69	57.96	0.12	0.12	2.04	3	61
10-03-11(5) - 12-31-11	10.00	0.02	0.75	0.77	—	—	—	—	—	10.77	7.70	0.12	0.12	0.12	0.90	3	41
Class S
06-30-15	11.91	0.13•	0.01	0.14	—	—	—	—	—	12.05	1.18	60.43	0.38	0.38	2.15	4	13
12-31-14	12.19	0.18	0.48	0.66	0.26	0.68	—	0.94	—	11.91	5.54	70.97	0.38	0.38	1.57	4	23
12-31-13	11.43	0.22	1.29	1.51	0.22	0.54	—	0.76	0.01	12.19	13.63(a)	95.72	0.37	0.37	1.86	4	36
12-31-12	10.76	0.20	1.01	1.21	0.02	0.52	—	0.54	—	11.43	11.36	58.21	0.37	0.37	1.79	3	61
10-03-11(5) - 12-31-11	10.00	0.02	0.74	0.76	—	—	—	—	—	10.76	7.60	0.37	0.37	0.37	0.66	3	41
Class S2
06-30-15	11.84	0.12•	0.02	0.14	—	—	—	—	—	11.98	1.18	60.68	0.53	0.53	2.00	4	13
12-31-14	12.13	0.16	0.48	0.64	0.25	0.68	—	0.93	—	11.84	5.36	71.22	0.53	0.53	1.41	4	23
12-31-13	11.43	0.20	1.31	1.51	0.28	0.54	—	0.82	0.01	12.13	13.64(a)	95.97	0.52	0.52	1.71	4	36
12-31-12	10.76	0.21	1.00	1.21	0.02	0.52	—	0.54	—	11.43	11.33	58.46	0.52	0.52	1.90	3	61
10-03-11(5) - 12-31-11	10.00	0.01	0.75	0.76	—	—	—	—	—	10.76	7.60	0.62	0.52	0.52	0.54	3	41
Class T
06-30-15	11.79	0.10•	0.02	0.12	—	—	—	—	—	11.91	1.02	60.93	0.83	0.83	1.70	4	13
12-31-14	12.08	0.13	0.47	0.60	0.21	0.68	—	0.89	—	11.79	5.07	71.47	0.83	0.83	1.11	4	23
12-31-13	11.38	0.17	1.29	1.46	0.23	0.54	—	0.77	0.01	12.08	13.30(a)	96.22	0.82	0.82	1.40	4	36
12-31-12	10.75	0.15	1.01	1.16	0.01	0.52	—	0.53	—	11.38	10.88	58.71	0.82	0.82	1.34	3	61
10-03-11(5) - 12-31-11	10.00	0.00*	0.75	0.75	—	—	—	—	—	10.75	7.50	0.87	0.82	0.82	0.18	3	41
Class Z
05-01-15(5) - 06-30-15	12.30	(0.03)•	(0.19)	(0.22)	—	—	—	—	—	12.08	(1.79)	60.18	0.00	0.00	(1.64)	20	13
See Accompanying Notes to Financial Statements
24

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio
Class ADV
06-30-15	11.49	0.09•	0.09	0.18	—	—	—	—	—	11.67	1.57	0.77	0.63	0.63	1.47	243,465	18
12-31-14	11.63	0.15	0.46	0.61	0.19	0.56	—	0.75	—	11.49	5.41	0.77	0.62	0.62	1.29	242,980	33
12-31-13	10.38	0.18•	1.54	1.72	0.16	0.31	—	0.47	—	11.63	16.77	0.75	0.61	0.61	1.66	245,758	40
12-31-12	9.56	0.16•	1.04	1.20	0.12	0.26	—	0.38	—	10.38	12.74	0.71	0.62	0.62	1.63	181,218	39
12-31-11	10.40	0.12•	(0.34)	(0.22)	0.15	0.47	—	0.62	—	9.56	(1.75)	0.62	0.62	0.62	1.19	114,181	95
12-31-10	9.36	0.20•	0.87	1.07	0.01	0.02	—	0.03	—	10.40	11.43	0.62	0.62	0.62	2.12	96,652	48
Class I
06-30-15	11.72	0.12•	0.09	0.21	—	—	—	—	—	11.93	1.79	0.27	0.13	0.13	1.99	54,633	18
12-31-14	11.84	0.22•	0.46	0.68	0.24	0.56	—	0.80	—	11.72	5.95	0.27	0.12	0.12	1.89	46,808	33
12-31-13	10.54	0.24•	1.56	1.80	0.19	0.31	—	0.50	—	11.84	17.38	0.25	0.11	0.11	2.13	33,098	40
12-31-12	9.69	0.24•	1.02	1.26	0.15	0.26	—	0.41	—	10.54	13.26	0.21	0.12	0.12	2.32	29,471	39
12-31-11	10.52	0.16•	(0.34)	(0.18)	0.18	0.47	—	0.65	—	9.69	(1.24)	0.12	0.12	0.12	1.55	15,692	95
12-31-10	9.44	0.25•	0.88	1.13	0.03	0.02	—	0.05	—	10.52	11.96	0.12	0.12	0.12	2.63	7,248	48
Class S
06-30-15	11.61	0.10•	0.10	0.20	—	—	—	—	—	11.81	1.72	0.52	0.38	0.38	1.75	195,726	18
12-31-14	11.74	0.18	0.47	0.65	0.22	0.56	—	0.78	—	11.61	5.67	0.52	0.37	0.37	1.55	186,666	33
12-31-13	10.47	0.21•	1.54	1.75	0.17	0.31	—	0.48	—	11.74	17.00	0.50	0.36	0.36	1.88	174,380	40
12-31-12	9.62	0.19•	1.05	1.24	0.13	0.26	—	0.39	—	10.47	13.12	0.46	0.37	0.37	1.84	138,176	39
12-31-11	10.46	0.14•	(0.34)	(0.20)	0.17	0.47	—	0.64	—	9.62	(1.55)	0.37	0.37	0.37	1.42	98,843	95
12-31-10	9.40	0.22•	0.88	1.10	0.02	0.02	—	0.04	—	10.46	11.72	0.37	0.37	0.37	2.31	92,770	48
Class S2
06-30-15	11.44	0.09•	0.10	0.19	—	—	—	—	—	11.63	1.66	0.77	0.53	0.53	1.53	36,037	18
12-31-14	11.58	0.16•	0.46	0.62	0.20	0.56	—	0.76	—	11.44	5.52	0.77	0.52	0.52	1.36	42,853	33
12-31-13	10.34	0.20•	1.52	1.72	0.17	0.31	—	0.48	—	11.58	16.87	0.75	0.51	0.51	1.80	48,649	40
12-31-12	9.53	0.18•	1.03	1.21	0.14	0.26	—	0.40	—	10.34	12.88	0.71	0.52	0.52	1.77	32,743	39
12-31-11	10.40	0.09•	(0.31)	(0.22)	0.18	0.47	—	0.65	—	9.53	(1.70)	0.62	0.52	0.52	0.93	13,158	95
12-31-10	9.36	0.17•	0.92	1.09	0.03	0.02	—	0.05	—	10.40	11.63	0.62	0.52	0.52	1.76	4,796	48
Class T
06-30-15	11.53	0.07•	0.10	0.17	—	—	—	—	—	11.70	1.47	1.02	0.83	0.83	1.28	4	18
12-31-14	11.66	0.12	0.47	0.59	0.16	0.56	—	0.72	—	11.53	5.23	1.02	0.82	0.82	1.10	4	33
12-31-13	10.39	0.16	1.54	1.70	0.12	0.31	—	0.43	—	11.66	16.58	1.00	0.81	0.81	1.42	3	40
12-31-12	9.55	0.14	1.04	1.18	0.08	0.26	—	0.34	—	10.39	12.54	0.96	0.82	0.82	1.34	3	39
12-31-11	10.37	0.10	(0.34)	(0.24)	0.11	0.47	—	0.58	—	9.55	(1.93)	0.87	0.82	0.82	0.97	3	95
12-31-10	9.36	0.18	0.85	1.03	—	0.02	—	0.02	—	10.37	10.99	0.87	0.82	0.82	1.90	3	48
Class Z
05-01-15(5) - 06-30-15	12.17	(0.11)•	(0.13)	(0.24)	—	—	—	—	—	11.93	(1.97)	0.27	0.00	0.00	(5.63)	3	18
See Accompanying Notes to Financial Statements
25

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio
Class ADV
06-30-15	12.70	0.15•	0.08	0.23	—	—	—	—	—	12.93	1.81	56.43	0.63	0.63	2.39	4	14
12-31-14	13.19	0.14	0.50	0.64	0.22	0.91	—	1.13	—	12.70	5.00	65.69	0.63	0.63	1.10	4	32
12-31-13	11.85	0.19•	1.95	2.14	0.27	0.55	—	0.82	0.02	13.19	18.71(b)	87.48	0.61	0.61	1.48	4	41
12-31-12	11.00	0.20	1.33	1.53	0.01	0.67	—	0.68	—	11.85	13.99	43.07	0.62	0.62	1.74	4	51
10-03-11(5) - 12-31-11	10.00	(0.00)*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.62	0.62	0.62	(0.00)*	3	50
Class I
06-30-15	12.79	0.19•	0.08	0.27	—	—	—	—	—	13.06	2.11	55.93	0.13	0.13	2.89	4	14
12-31-14	13.28	0.20	0.51	0.71	0.29	0.91	—	1.20	—	12.79	5.52	65.19	0.13	0.13	1.61	4	32
12-31-13	11.91	0.25•	1.97	2.22	0.32	0.55	—	0.87	0.02	13.28	19.32(b)	86.98	0.11	0.11	1.97	4	41
12-31-12	11.01	0.26•	1.33	1.59	0.02	0.67	—	0.69	—	11.91	14.55	42.57	0.12	0.12	2.23	4	51
10-03-11(5) - 12-31-11	10.00	0.01	1.00	1.01	—	—	—	—	—	11.01	10.10	0.12	0.12	0.12	0.46	3	50
Class S
06-30-15	12.79	0.17•	0.08	0.25	—	—	—	—	—	13.04	1.95	56.18	0.38	0.38	2.64	4	14
12-31-14	13.27	0.17	0.52	0.69	0.26	0.91	—	1.17	—	12.79	5.32	65.44	0.38	0.38	1.35	4	32
12-31-13	11.87	0.22	1.94	2.16	0.23	0.55	—	0.78	0.02	13.27	18.78(b)	87.23	0.36	0.36	1.73	4	41
12-31-12	11.00	0.23	1.32	1.55	0.01	0.67	—	0.68	—	11.87	14.22	42.82	0.37	0.37	2.00	4	51
10-03-11(5) - 12-31-11	10.00	0.00*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.37	0.37	0.37	0.17	3	50
Class S2
06-30-15	12.71	0.16•	0.09	0.25	—	—	—	—	—	12.96	1.97	56.43	0.53	0.53	2.49	4	14
12-31-14	13.21	0.15	0.49	0.64	0.23	0.91	—	1.14	—	12.71	5.00	65.69	0.53	0.53	1.20	4	32
12-31-13	11.87	0.20	1.95	2.15	0.28	0.55	—	0.83	0.02	13.21	18.79(b)	87.48	0.51	0.51	1.58	4	41
12-31-12	11.00	0.23	1.32	1.55	0.01	0.67	—	0.68	—	11.87	14.20	43.07	0.52	0.52	1.97	4	51
10-03-11(5) - 12-31-11	10.00	0.00*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.62	0.52	0.52	0.11	3	50
Class T
06-30-15	12.66	0.14•	0.09	0.23	—	—	—	—	—	12.89	1.82	56.68	0.83	0.83	2.19	4	14
12-31-14	13.17	0.11	0.50	0.61	0.21	0.91	—	1.12	—	12.66	4.75	65.94	0.83	0.83	0.91	4	32
12-31-13	11.82	0.16	1.96	2.12	0.24	0.55	—	0.79	0.02	13.17	18.56(b)	87.73	0.81	0.81	1.27	4	41
12-31-12	10.99	0.18	1.32	1.50	0.00*	0.67	—	0.67	—	11.82	13.75	43.32	0.82	0.82	1.52	4	51
10-03-11(5) - 12-31-11	10.00	(0.01)	1.00	0.99	—	—	—	—	—	10.99	9.90	0.87	0.82	0.82	(0.29)	3	50
Class Z
05-01-15(5) - 06-30-15	13.34	(0.06)•	(0.22)	(0.28)	—	—	—	—	—	13.06	(2.10)	55.93	0.00	0.00	(2.67)	20	14
See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio
Class ADV
06-30-15	11.86	0.09•	0.15	0.24	—	—	—	—	—	12.10	2.02	0.76	0.64	0.64	1.50	217,025	18
12-31-14	12.01	0.13	0.53	0.66	0.17	0.64	—	0.81	—	11.86	5.65	0.76	0.63	0.63	1.12	213,542	44
12-31-13	10.25	0.17•	2.01	2.18	0.12	0.30	—	0.42	—	12.01	21.67	0.75	0.62	0.62	1.51	208,246	45
12-31-12	9.30	0.15•	1.21	1.36	0.09	0.32	—	0.41	—	10.25	14.87	0.71	0.62	0.62	1.47	150,358	34
12-31-11	10.27	0.11•	(0.51)	(0.40)	0.12	0.45	—	0.57	—	9.30	(3.46)	0.62	0.62	0.62	1.06	94,263	100
12-31-10	9.14	0.18•	0.97	1.15	—	0.02	—	0.02	—	10.27	12.56	0.62	0.62	0.62	1.91	77,135	45
Class I
06-30-15	12.11	0.13•	0.15	0.28	—	—	—	—	—	12.39	2.31	0.26	0.14	0.14	2.05	41,372	18
12-31-14	12.24	0.21•	0.53	0.74	0.23	0.64	—	0.87	—	12.11	6.16	0.26	0.13	0.13	1.73	34,038	44
12-31-13	10.42	0.23•	2.05	2.28	0.16	0.30	—	0.46	—	12.24	22.29	0.25	0.12	0.12	1.99	20,257	45
12-31-12	9.43	0.21•	1.23	1.44	0.13	0.32	—	0.45	—	10.42	15.49	0.21	0.12	0.12	2.05	18,530	34
12-31-11	10.40	0.14•	(0.51)	(0.37)	0.15	0.45	—	0.60	—	9.43	(3.06)	0.12	0.12	0.12	1.43	11,109	100
12-31-10	9.22	0.23•	0.98	1.21	0.01	0.02	—	0.03	—	10.40	13.10	0.12	0.12	0.12	2.40	5,521	45
Class S
06-30-15	11.99	0.11•	0.15	0.26	—	—	—	—	—	12.25	2.17	0.51	0.39	0.39	1.76	153,815	18
12-31-14	12.13	0.16	0.54	0.70	0.20	0.64	—	0.84	—	11.99	5.90	0.51	0.38	0.38	1.38	145,942	44
12-31-13	10.34	0.20•	2.03	2.23	0.14	0.30	—	0.44	—	12.13	21.97	0.50	0.37	0.37	1.76	133,001	45
12-31-12	9.37	0.17•	1.23	1.40	0.11	0.32	—	0.43	—	10.34	15.15	0.46	0.37	0.37	1.69	93,319	34
12-31-11	10.34	0.13•	(0.51)	(0.38)	0.14	0.45	—	0.59	—	9.37	(3.26)	0.37	0.37	0.37	1.30	64,863	100
12-31-10	9.18	0.20•	0.98	1.18	0.00*	0.02	—	0.02	—	10.34	12.89	0.37	0.37	0.37	2.15	58,656	45
Class S2
06-30-15	11.83	0.09•	0.16	0.25	—	—	—	—	—	12.08	2.11	0.76	0.54	0.54	1.56	33,123	18
12-31-14	11.98	0.14•	0.54	0.68	0.19	0.64	—	0.83	—	11.83	5.77	0.76	0.53	0.53	1.17	40,100	44
12-31-13	10.23	0.18•	2.01	2.19	0.14	0.30	—	0.44	—	11.98	21.74	0.75	0.52	0.52	1.66	44,066	45
12-31-12	9.29	0.16•	1.22	1.38	0.12	0.32	—	0.44	—	10.23	15.04	0.71	0.52	0.52	1.63	28,712	34
12-31-11	10.29	0.07•	(0.47)	(0.40)	0.15	0.45	—	0.60	—	9.29	(3.44)	0.62	0.52	0.52	0.71	8,819	100
12-31-10	9.15	0.11•	1.06	1.17	0.01	0.02	—	0.03	—	10.29	12.76	0.62	0.52	0.52	1.11	3,503	45
Class T
06-30-15	11.89	0.08•	0.16	0.24	—	—	—	—	—	12.13	2.02	1.01	0.84	0.84	1.31	4	18
12-31-14	12.02	0.10	0.56	0.66	0.15	0.64	—	0.79	—	11.89	5.57	1.01	0.83	0.83	0.92	4	44
12-31-13	10.25	0.14	2.02	2.16	0.09	0.30	—	0.39	—	12.02	21.38	1.00	0.82	0.82	1.27	4	45
12-31-12	9.29	0.12	1.21	1.33	0.05	0.32	—	0.37	—	10.25	14.56	0.96	0.82	0.82	1.19	3	34
12-31-11	10.24	0.09	(0.51)	(0.42)	0.08	0.45	—	0.53	—	9.29	(3.69)	0.87	0.82	0.82	0.88	3	100
12-31-10	9.14	0.17	0.95	1.12	—	0.02	—	0.02	—	10.24	12.23	0.87	0.82	0.82	1.82	3	45
Class Z
05-01-15(5) - 06-30-15	12.66	(0.14)•	(0.13)	(0.27)	—	—	—	—	—	12.39	(2.13)	0.26	0.00	0.00	(6.48)	3	18
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-15	13.60	0.20•	0.08	0.28	—	—	—	—	—	13.88	2.06	50.80	0.63	0.63	2.95	8	14
12-31-14	13.98	0.14•	0.64	0.78	0.20	0.96	—	1.16	—	13.60	5.73	61.99	0.63	0.63	0.98	5	32
12-31-13	12.06	0.17	2.54	2.71	0.18	0.63	—	0.81	0.02	13.98	23.19(c)	83.06	0.61	0.61	1.29	4	41
12-31-12	11.18	0.14	1.53	1.67	—	0.79	—	0.79	—	12.06	15.03	54.52	0.62	0.62	1.14	4	44
10-03-11(5) - 12-31-11	10.00	(0.01)	1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.62	0.62	(0.32)	3	56
Class I
06-30-15	13.71	0.21•	0.11	0.32	—	—	—	—	—	14.03	2.33	50.30	0.13	0.13	2.97	5	14
12-31-14	14.09	0.19	0.66	0.85	0.27	0.96	—	1.23	—	13.71	6.21	61.49	0.13	0.13	1.42	5	32
12-31-13	12.13	0.24•	2.57	2.81	0.24	0.63	—	0.87	0.02	14.09	23.90(c)	82.56	0.11	0.11	1.79	4	41
12-31-12	11.19	0.20	1.54	1.74	0.01	0.79	—	0.80	—	12.13	15.63	54.02	0.12	0.12	1.64	4	44
10-03-11(5) - 12-31-11	10.00	0.00*	1.19	1.19	—	—	—	—	—	11.19	11.90	0.12	0.12	0.12	0.11	3	56
Class S
06-30-15	13.72	0.19•	0.11	0.30	—	—	—	—	—	14.02	2.19	50.55	0.38	0.38	2.72	5	14
12-31-14	14.09	0.16	0.66	0.82	0.23	0.96	—	1.19	—	13.72	6.03	61.74	0.38	0.38	1.16	4	32
12-31-13	12.08	0.20•	2.56	2.76	0.14	0.63	—	0.77	0.02	14.09	23.53(c)	82.81	0.36	0.36	1.54	4	41
12-31-12	11.18	0.17	1.52	1.69	0.00*	0.79	—	0.79	—	12.08	15.23	54.27	0.37	0.37	1.39	4	44
10-03-11(5) - 12-31-11	10.00	(0.00)*	1.18	1.18	—	—	—	—	—	11.18	11.80	0.37	0.37	0.37	(0.18)	3	56
Class S2
06-30-15	13.62	0.18•	0.11	0.29	—	—	—	—	—	13.91	2.13	50.80	0.53	0.53	2.57	5	14
12-31-14	14.00	0.13	0.66	0.79	0.21	0.96	—	1.17	—	13.62	5.80	61.99	0.53	0.53	1.01	4	32
12-31-13	12.07	0.18	2.55	2.73	0.19	0.63	—	0.82	0.02	14.00	23.36(c)	83.06	0.51	0.51	1.38	4	41
12-31-12	11.18	0.15	1.53	1.68	0.00*	0.79	—	0.79	—	12.07	15.13	54.52	0.52	0.52	1.24	4	44
10-03-11(5) - 12-31-11	10.00	(0.01)	1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.52	0.52	(0.21)	3	56
Class T
06-30-15	13.56	0.16•	0.11	0.27	—	—	—	—	—	13.83	1.99	51.05	0.83	0.83	2.27	5	14
12-31-14	13.95	0.09	0.66	0.75	0.18	0.96	—	1.14	—	13.56	5.54	62.24	0.83	0.83	0.72	4	32
12-31-13	12.03	0.14	2.55	2.69	0.16	0.63	—	0.79	0.02	13.95	23.02(c)	83.31	0.81	0.81	1.09	4	41
12-31-12	11.17	0.11	1.54	1.65	—	0.79	—	0.79	—	12.03	14.85	54.77	0.82	0.82	0.94	4	44
10-03-11(5) - 12-31-11	10.00	(0.02)	1.19	1.17	—	—	—	—	—	11.17	11.70	0.87	0.82	0.82	(0.57)	3	56
Class Z
05-01-15(5) - 06-30-15	14.34	(0.10)•	(0.21)	(0.31)	—	—	—	—	—	14.03	(2.16)	50.30	0.00*	0.00*	(4.06)	20	14
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-15	12.16	0.09•	0.19	0.28	—	—	—	—	—	12.44	2.30	0.75	0.64	0.64	1.53	142,359	14
12-31-14	12.25	0.10•	0.59	0.69	0.14	0.64	—	0.78	—	12.16	5.80	0.75	0.63	0.63	0.83	138,235	44
12-31-13	10.26	0.14•	2.26	2.40	0.10	0.31	—	0.41	—	12.25	23.74	0.75	0.61	0.61	1.27	128,133	48
12-31-12	9.18	0.12•	1.30	1.42	0.08	0.26	—	0.34	—	10.26	15.64	0.71	0.62	0.62	1.22	86,051	28
12-31-11	10.12	0.10•	(0.58)	(0.48)	0.09	0.37	—	0.46	—	9.18	(4.48)	0.62	0.62	0.62	1.01	52,209	102
12-31-10	8.92	0.16•	1.06	1.22	—	0.02	—	0.02	—	10.12	13.73	0.62	0.62	0.62	1.71	39,799	45
Class I
06-30-15	12.46	0.14•	0.18	0.32	—	—	—	—	—	12.78	2.57	0.25	0.14	0.14	2.14	26,514	14
12-31-14	12.52	0.18•	0.59	0.77	0.19	0.64	—	0.83	—	12.46	6.32	0.25	0.13	0.13	1.42	19,837	44
12-31-13	10.46	0.20•	2.31	2.51	0.14	0.31	—	0.45	—	12.52	24.34	0.25	0.11	0.11	1.74	11,306	48
12-31-12	9.34	0.17•	1.33	1.50	0.12	0.26	—	0.38	—	10.46	16.19	0.21	0.12	0.12	1.73	14,728	28
12-31-11	10.26	0.15•	(0.59)	(0.44)	0.11	0.37	—	0.48	—	9.34	(3.92)	0.12	0.12	0.12	1.50	9,152	102
12-31-10	9.00	0.19•	1.09	1.28	—	0.02	—	0.02	—	10.26	14.28	0.12	0.12	0.12	2.03	6,553	45
Class S
06-30-15	12.32	0.11•	0.19	0.30	—	—	—	—	—	12.62	2.44	0.50	0.39	0.39	1.79	94,681	14
12-31-14	12.40	0.13	0.60	0.73	0.17	0.64	—	0.81	—	12.32	6.01	0.50	0.38	0.38	1.07	90,710	44
12-31-13	10.37	0.18•	2.28	2.46	0.12	0.31	—	0.43	—	12.40	24.07	0.50	0.36	0.36	1.53	83,716	48
12-31-12	9.27	0.14•	1.32	1.46	0.10	0.26	—	0.36	—	10.37	15.88	0.46	0.37	0.37	1.42	54,383	28
12-31-11	10.19	0.13•	(0.58)	(0.45)	0.10	0.37	—	0.47	—	9.27	(4.09)	0.37	0.37	0.37	1.27	38,266	102
12-31-10	8.97	0.18•	1.06	1.24	—	0.02	—	0.02	—	10.19	13.88	0.37	0.37	0.37	1.93	29,555	45
Class S2
06-30-15	12.16	0.10•	0.18	0.28	—	—	—	—	—	12.44	2.30	0.75	0.54	0.54	1.59	17,316	14
12-31-14	12.24	0.11	0.60	0.71	0.15	0.64	—	0.79	—	12.16	5.95	0.75	0.53	0.53	0.90	20,479	44
12-31-13	10.25	0.16•	2.25	2.41	0.11	0.31	—	0.42	—	12.24	23.86	0.75	0.51	0.51	1.41	20,484	48
12-31-12	9.19	0.13•	1.29	1.42	0.10	0.26	—	0.36	—	10.25	15.65	0.71	0.52	0.52	1.33	13,683	28
12-31-11	10.14	0.08•	(0.55)	(0.47)	0.11	0.37	—	0.48	—	9.19	(4.32)	0.62	0.52	0.52	0.87	5,408	102
12-31-10	8.93	0.07•	1.16	1.23	—	0.02	—	0.02	—	10.14	13.83	0.62	0.52	0.52	0.71	1,684	45
Class T
06-30-15	12.22	0.08•	0.18	0.26	—	—	—	—	—	12.48	2.13	1.00	0.84	0.84	1.34	4	14
12-31-14	12.28	0.07	0.62	0.69	0.11	0.64	—	0.75	—	12.22	5.76	1.00	0.83	0.83	0.62	4	44
12-31-13	10.27	0.12	2.27	2.39	0.07	0.31	—	0.38	—	12.28	23.52	1.00	0.81	0.81	1.02	4	48
12-31-12	9.18	0.09	1.30	1.39	0.04	0.26	—	0.30	—	10.27	15.31	0.96	0.82	0.82	0.93	3	28
12-31-11	10.09	0.08	(0.57)	(0.49)	0.05	0.37	—	0.42	—	9.18	(4.61)	0.87	0.82	0.82	0.86	3	102
12-31-10	8.92	0.16	1.03	1.19	—	0.02	—	0.02	—	10.09	13.40	0.87	0.82	0.82	1.75	3	45
Class Z
05-01-15(5) - 06-30-15	13.09	(0.18)•	(0.13)	(0.31)	—	—	—	—	—	12.78	(2.37)	0.25	0.00	0.00	(8.44)	3	14
See Accompanying Notes to Financial Statements
29

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio
Class ADV
06-30-15	13.68	0.19•	0.11	0.30	—	—	—	—	—	13.98	2.19	53.38	0.64	0.64	2.73	5	11
12-31-14	14.03	0.10	0.68	0.78	0.19	0.94	—	1.13	—	13.68	5.64	62.26	0.64	0.64	0.77	4	32
12-31-13	11.95	0.16	2.59	2.75	0.17	0.52	—	0.69	0.02	14.03	23.69(d)	83.28	0.62	0.62	1.20	4	39
12-31-12	11.18	0.14	1.55	1.69	—	0.92	—	0.92	—	11.95	15.24	42.58	0.62	0.62	1.14	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)	1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.62	0.62	(0.36)	3	55
Class I
06-30-15	13.79	0.23•	0.10	0.33	—	—	—	—	—	14.12	2.39	52.88	0.14	0.14	3.23	5	11
12-31-14	14.14	0.18	0.67	0.85	0.26	0.94	—	1.20	—	13.79	6.12	61.76	0.14	0.14	1.29	5	32
12-31-13	12.02	0.22•	2.63	2.85	0.23	0.52	—	0.75	0.02	14.14	24.41(d)	82.78	0.12	0.12	1.70	4	39
12-31-12	11.19	0.20	1.56	1.76	0.01	0.92	—	0.93	—	12.02	15.83	42.08	0.12	0.12	1.65	4	43
10-03-11(5) - 12-31-11	10.00	0.00*	1.19	1.19	—	—	—	—	—	11.19	11.90	0.12	0.12	0.12	0.10	3	55
Class S
06-30-15	13.80	0.21•	0.11	0.32	—	—	—	—	—	14.12	2.32	53.13	0.39	0.39	2.98	5	11
12-31-14	14.14	0.14	0.68	0.82	0.22	0.94	—	1.16	—	13.80	5.93	62.01	0.39	0.39	1.04	5	32
12-31-13	11.97	0.19•	2.61	2.80	0.13	0.52	—	0.65	0.02	14.14	24.03(d)	83.03	0.37	0.37	1.44	4	39
12-31-12	11.19	0.16	1.54	1.70	0.00*	0.92	—	0.92	—	11.97	15.33	42.33	0.37	0.37	1.35	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)	1.20	1.19	—	—	—	—	—	11.19	11.90	0.37	0.37	0.37	(0.21)	3	55
Class S2
06-30-15	13.70	0.20•	0.11	0.31	—	—	—	—	—	14.01	2.26	53.38	0.54	0.54	2.83	5	11
12-31-14	14.05	0.12	0.67	0.79	0.20	0.94	—	1.14	—	13.70	5.71	62.26	0.54	0.54	0.88	4	32
12-31-13	11.97	0.17	2.59	2.76	0.18	0.52	—	0.70	0.02	14.05	23.76(d)	83.28	0.52	0.52	1.30	4	39
12-31-12	11.19	0.15	1.55	1.70	0.00*	0.92	—	0.92	—	11.97	15.33	42.58	0.52	0.52	1.28	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)	1.20	1.19	—	—	—	—	—	11.19	11.90	0.62	0.52	0.52	(0.24)	3	55
Class T
06-30-15	13.63	0.18•	0.11	0.29	—	—	—	—	—	13.92	2.13	53.63	0.84	0.84	2.53	5	11
12-31-14	14.00	0.08	0.66	0.74	0.17	0.94	—	1.11	—	13.63	5.38	62.51	0.84	0.84	0.59	4	32
12-31-13	11.92	0.13	2.60	2.73	0.15	0.52	—	0.67	0.02	14.00	23.53(d)	83.53	0.82	0.82	0.99	4	39
12-31-12	11.18	0.11	1.55	1.66	—	0.92	—	0.92	—	11.92	14.96	42.83	0.82	0.82	0.96	4	43
10-03-11(5) - 12-31-11	10.00	(0.02)	1.20	1.18	—	—	—	—	—	11.18	11.80	0.87	0.82	0.82	(0.62)	3	55
Class Z
05-01-15(5) - 06-30-15	14.46	(0.10)•	(0.24)	(0.34)	—	—	—	—	—	14.12	(2.35)	52.88	0.00	0.00	(4.34)	20	11
See Accompanying Notes to Financial Statements
30

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio
Class ADV
06-30-15	14.69	0.11•	0.22	0.33	—	—	—	—	—	15.02	2.25	0.77	0.65	0.65	1.53	36,755	16
12-31-14	14.57	0.13•	0.74	0.87	0.14	0.61	—	0.75	—	14.69	6.08	0.78	0.63	0.63	0.88	31,811	44
12-31-13	12.06	0.17•	2.67	2.84	0.10	0.23	—	0.33	—	14.57	23.83	0.80	0.61	0.61	1.31	24,873	50
12-31-12	10.57	0.15•	1.48	1.63	0.03	0.11	—	0.14	—	12.06	15.52	0.74	0.62	0.62	1.29	13,319	28
12-31-11	11.19	0.09•	(0.59)	(0.50)	0.00*	0.12	—	0.12	—	10.57	(4.40)	0.62	0.62	0.62	0.81	5,676	135
03-08-10(5) - 12-31-10	10.00	(0.00)*	1.19	1.19	—	—	—	—	—	11.19	11.90	0.62	0.62	0.62	(0.06)	2,381	80
Class I
06-30-15	14.94	0.16•	0.21	0.37	—	—	—	—	—	15.31	2.48	0.27	0.15	0.15	2.10	6,041	16
12-31-14	14.78	0.22•	0.74	0.96	0.19	0.61	—	0.80	—	14.94	6.61	0.28	0.13	0.13	1.44	3,974	44
12-31-13	12.21	0.26•	2.67	2.93	0.13	0.23	—	0.36	—	14.78	24.32	0.30	0.11	0.11	1.89	1,782	50
12-31-12	10.66	0.21•	1.50	1.71	0.05	0.11	—	0.16	—	12.21	16.18	0.24	0.12	0.12	1.80	1,750	28
12-31-11	11.24	0.10•	(0.55)	(0.45)	0.01	0.12	—	0.13	—	10.66	(3.93)	0.12	0.12	0.12	0.91	618	135
03-08-10(5) - 12-31-10	10.00	0.26	0.98	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	3.32	46	80
Class S
06-30-15	14.82	0.13•	0.22	0.35	—	—	—	—	—	15.17	2.36	0.52	0.40	0.40	1.71	23,362	16
12-31-14	14.68	0.16•	0.76	0.92	0.17	0.61	—	0.78	—	14.82	6.35	0.53	0.38	0.38	1.09	20,758	44
12-31-13	12.13	0.21•	2.68	2.89	0.11	0.23	—	0.34	—	14.68	24.15	0.55	0.36	0.36	1.57	15,267	50
12-31-12	10.61	0.17•	1.50	1.67	0.04	0.11	—	0.15	—	12.13	15.89	0.49	0.37	0.37	1.48	8,886	28
12-31-11	11.21	0.12•	(0.59)	(0.47)	0.01	0.12	—	0.13	—	10.61	(4.17)	0.37	0.37	0.37	1.13	3,385	135
03-08-10(5) - 12-31-10	10.00	0.01	1.20	1.21	—	—	—	—	—	11.21	12.10	0.37	0.37	0.37	0.19	1,209	80
Class S2
06-30-15	14.72	0.12•	0.22	0.34	—	—	—	—	—	15.06	2.31	0.77	0.55	0.55	1.56	5,199	16
12-31-14	14.59	0.13•	0.75	0.88	0.14	0.61	—	0.75	—	14.72	6.15	0.78	0.53	0.53	0.89	5,363	44
12-31-13	12.07	0.18•	2.67	2.85	0.10	0.23	—	0.33	—	14.59	23.92	0.80	0.51	0.51	1.36	5,212	50
12-31-12	10.58	0.17•	1.48	1.65	0.05	0.11	—	0.16	—	12.07	15.69	0.74	0.52	0.52	1.44	3,663	28
12-31-11	11.20	0.05•	(0.54)	(0.49)	0.01	0.12	—	0.13	—	10.58	(4.32)	0.62	0.52	0.52	0.43	733	135
03-08-10(5) - 12-31-10	10.00	0.05•	1.15	1.20	—	—	—	—	—	11.20	12.00	0.62	0.52	0.52	0.54	91	80
Class T
06-30-15	14.67	0.09•	0.23	0.32	—	—	—	—	—	14.99	2.18	1.02	0.85	0.85	1.27	5	16
12-31-14	14.55	0.09	0.74	0.83	0.10	0.61	—	0.71	—	14.67	5.82	1.03	0.83	0.83	0.62	5	44
12-31-13	12.02	0.14	2.67	2.81	0.05	0.23	—	0.28	—	14.55	23.61	1.05	0.81	0.81	1.02	4	50
12-31-12	10.53	0.11	1.49	1.60	—	0.11	—	0.11	—	12.02	15.28	0.99	0.82	0.82	0.98	4	28
12-31-11	11.17	0.10	(0.62)	(0.52)	—	0.12	—	0.12	—	10.53	(4.59)	0.87	0.82	0.82	0.86	3	135
03-08-10(5) - 12-31-10	10.00	0.19	0.98	1.17	—	—	—	—	—	11.17	11.70	0.87	0.82	0.82	2.28	3	80
See Accompanying Notes to Financial Statements
31

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio (continued)
Class Z
05-01-15(5) - 06-30-15	15.69	(0.22)•	(0.15)	(0.37)	—	—	—	—	—	15.32	(2.36)	0.27	0.00	0.00	(8.46)	3	16
Voya Index Solution 2060 Portfolio
Class ADV
02-09-15(5) - 06-30-15	10.00	0.16•	0.02	0.18	—	—	—	—	—	10.18	1.80	113.00	0.65	0.65	3.96	4	10
Class I
02-09-15(5) - 06-30-15	10.00	0.18•	0.02	0.20	—	—	—	—	—	10.20	2.00	112.50	0.15	0.15	4.46	4	10
Class S
02-09-15(5) - 06-30-15	10.00	0.17•	0.03	0.20	—	—	—	—	—	10.20	2.00	112.75	0.40	0.40	4.21	4	10
Class S2
02-09-15(5) - 06-30-15	10.00	0.16•	0.03	0.19	—	—	—	—	—	10.19	1.90	113.00	0.55	0.55	4.06	4	10
Class Z
05-01-15(5) - 06-30-15	10.46	(0.07)•	(0.18)	(0.25)	—	—	—	—	—	10.21	(2.39)	112.50	0.00	0.00	(3.77)	20	10

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 13.41%, 13.88%, 13.50%, 13.50% and 13.16% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2030 Portfolio $24 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.53%, 19.14%, 18.60%, 18.62% and 18.38% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2040 Portfolio $30 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.01%, 23.72%, 23.35%, 23.18% and 22.85% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2050 Portfolio $31 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.51%, 24.22%, 23.85%, 23.58% and 23.35% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of Company serve as investment options in underlying variable annuity contracts and variable life insurance policies offered by Directed Services LLC. The Company currently consists of forty-four active separate investment series. The eleven series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2015 Portfolio (“Index Solution 2015”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”) and Voya Index Solution 2060 Portfolio (“Index Solution 2060”), each a diversified series of the Company.
Index Solution 2015, Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055 and Index Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
On close of business August 14, 2015, Index Solution 2015 merged into Index Solution Income.
Each Portfolio offers at least five of the following six classes of shares: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”), Class T and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. DSL oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2015, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2015, the following Portfolios had average notional values on futures contracts purchased as disclosed below. There were no open futures contracts for any Portfolio at June 30, 2015.

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Purchased
Index Solution Income	$3,527,068
Index Solution 2015	5,353,524
Index Solution 2025	10,467,865
Index Solution 2035	8,701,396
Index Solution 2045	5,416,634
Index Solution 2055	1,518,806
H. Offering. Costs incurred with the offering of shares of a Portfolio are deferred and amortized on a twelve month period on a straight-line basis starting at the commencement of operations.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$25,958,672	$29,126,251
Index Solution 2015	62,793,576	66,448,881
Index Solution 2020	23,341	3,280
Index Solution 2025	111,790,421	93,646,168
Index Solution 2030	23,872	3,749
Index Solution 2035	93,993,955	78,036,873
Index Solution 2040	26,542	3,993
Index Solution 2045	51,086,942	37,649,787
Index Solution 2050	23,084	2,992
Index Solution 2055	20,250,625	10,324,254
Index Solution 2060	38,442	2,495
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with an annual management fee of 0.10% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.30% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee of 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25%,

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. Termination or modification of this obligation requires approval by the Board.
The Company has a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Solution 2020	99.81%
	Index Solution 2030	99.80
	Index Solution 2040	92.92
	Index Solution 2050	99.80
	Index Solution 2060	99.89
Voya Institutional Trust Company	Index Solution 2015	30.93
	Index Solution 2025	21.28
	Index Solution 2035	17.32
	Index Solution 2045	14.35
	Index Solution 2055	10.89
	Index Solution Income	73.31
Voya Retirement Insurance and Annuity Company	Index Solution 2015	69.01
	Index Solution 2025	78.72
	Index Solution 2035	82.62
	Index Solution 2040	6.89
Subsidiary	Portfolio	Percentage
	Index Solution 2045	85.65
	Index Solution 2055	89.10
	Index Solution Income	26.68
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2015, the following Portfolios had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expenses	Amount
Index Solution 2020	Audit	$1,418
	Transfer Agent	106
Index Solution 2030	Audit	1,413
	Transfer Agent	90
Index Solution 2035	Audit	29,714
Index Solution 2040	Audit	1,418
Index Solution 2050	Audit	1,417
Index Solution 2060	Audit	1,077
	Offering Fee	1,508

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses, except for Class Z, to the levels listed in the table below. For Class Z, the Expense Limitation Agreement excludes investment-related costs, extraordinary expenses and acquired fund fees and expenses to the levels listed in the table below.
Portfolio	Class ADV(1)	Class I(1)	Class S(1)	Class S2(1)	Class T(1)	Class Z(2)(3)
Index Solution Income	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2015	1.02%	0.52%	0.77%	0.92%	1.22%	N/A
Index Solution 2020	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2025	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2030	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2035	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2040	1.00%	0.50%	0.75%	0.90%	1.20%	0.00%
Index Solution 2045	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2050	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2055	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2060	1.01%	0.51%	0.76%	0.91%	N/A	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the direct expense limits are 0.00% for all Portfolios, except Index Solution 2015. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests.

The Investment Adviser may at a later date recoup, except for Class Z, from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2016	2017	2018	Total
Index Solution Income	$243,250	$284,730	$270,137	$798,117
Index Solution 2015	323,920	411,220	385,631	1,120,771
Index Solution 2020	14,080	17,124	14,387	45,591
Index Solution 2025	460,766	739,364	751,827	1,951,957
Index Solution 2030	11,694	16,614	14,399	42,707
Index Solution 2035	365,719	528,087	546,233	1,440,039
Index Solution 2040	13,920	16,377	14,550	44,847
Index Solution 2045	211,957	308,126	313,607	833,690
Index Solution 2050	11,748	16,355	14,493	42,596
Index Solution 2055	45,719	78,548	81,121	205,388
Index Solution 2060	—	—	10,687	10,687
The expense limitation agreement is contractual through May 1, 2018 (except for Index Solution 2060, which is through May 1, 2017) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
For the period ended June 30, 2015, Index Solution 2060 had a payable to the Investment Adviser of  $4,799 representing a recoupment of previously reimbursed fees.
NOTE 9 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the six months ended June 30, 2015.

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2015	383,166	—	(616,931)	(233,765)	4,097,154	—	—	(6,582,202)	(2,485,048)
12/31/2014	960,343	261,302	(1,176,479)	45,166	10,358,076	—	2,701,861	(12,697,126)	362,811
Class I
6/30/2015	111,723	—	(22,430)	89,293	1,227,373	—	—	(246,489)	980,884
12/31/2014	275,491	33,104	(359,382)	(50,787)	3,018,885	—	349,244	(3,938,992)	(570,863)
Class S
6/30/2015	160,726	—	(693,170)	(532,444)	1,741,379	—	—	(7,501,629)	(5,760,250)
12/31/2014	385,860	910,672	(2,034,823)	(738,291)	4,245,797	—	9,534,738	(22,066,112)	(8,285,577)
Class S2
6/30/2015	31,344	—	(136,094)	(104,750)	333,496	—	—	(1,436,858)	(1,103,362)
12/31/2014	58,265	35,275	(173,057)	(79,517)	619,992	—	362,274	(1,824,233)	(841,967)
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	22	—	22	—	—	231	—	231
Class Z
5/1/2015(1) - 6/30/2015	272	—	—	272	3,000	—	—	—	3,000
Index Solution 2015
Class ADV
6/30/2015	846,619	—	(1,397,851)	(551,232)	9,136,405	—	—	(15,108,702)	(5,972,297)
12/31/2014	1,643,928	823,090	(3,507,576)	(1,040,558)	17,904,461	—	8,609,525	(37,933,111)	(11,419,125)
Class I
6/30/2015	501,203	—	(112,699)	388,504	5,549,196	—	—	(1,239,899)	4,309,297
12/31/2014	1,346,204	174,345	(1,298,578)	221,971	14,989,234	—	1,855,031	(14,390,260)	2,454,005
Class S
6/30/2015	734,637	—	(1,124,219)	(389,582)	7,999,814	—	—	(12,273,431)	(4,273,617)
12/31/2014	946,774	732,977	(2,305,791)	(626,040)	10,306,080	—	7,740,236	(25,511,537)	(7,465,221)
Class S2
6/30/2015	69,278	—	(565,947)	(496,669)	743,522	—	—	(6,055,488)	(5,311,966)
12/31/2014	357,017	146,357	(913,989)	(410,615)	3,868,383	—	1,520,645	(9,676,118)	(4,287,090)
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	22	—	22	—	—	231	—	231
Index Solution 2020
Class ADV
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	24	—	24	—	—	275	—	275
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	25	—	25	—	—	291	—	291
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	24	—	24	—	—	283	—	283
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	24	—	24	—	—	278	—	278
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	23	—	23	—	—	268	—	268
Class Z
5/1/2015(1) - 6/30/2015	1,626	—	—	1,626	20,000	—	—	—	20,000
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2025
Class ADV
6/30/2015	1,335,864	—	(1,616,061)	(280,197)	15,750,945	—	—	(18,964,538)	(3,213,593)
12/31/2014	2,803,677	1,404,015	(4,196,702)	10,990	32,950,980	—	15,865,368	(48,971,969)	(155,621)
Class I
6/30/2015	698,389	—	(113,139)	585,250	8,423,218	—	—	(1,343,606)	7,079,612
12/31/2014	2,381,776	244,603	(1,428,179)	1,198,200	28,457,059	—	2,812,938	(16,899,085)	14,370,912
Class S
6/30/2015	1,711,071	—	(1,207,946)	503,125	20,190,978	—	—	(14,381,815)	5,809,163
12/31/2014	2,554,614	1,008,589	(2,342,926)	1,220,277	29,849,422	—	11,508,003	(27,687,498)	13,669,927
Class S2
6/30/2015	189,249	—	(834,335)	(645,086)	2,213,861	—	—	(9,646,287)	(7,432,426)
12/31/2014	732,632	274,394	(1,462,988)	(455,962)	8,538,246	—	3,086,930	(16,641,199)	(5,016,023)
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	19	—	19	—	—	219	—	219
Class Z
5/1/2015(1) - 6/30/2015	247	—	—	247	3,000	—	—	—	3,000
Index Solution 2030
Class ADV
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	27	—	27	—	—	342	—	342
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	29	—	29	—	—	363	—	363
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	28	—	28	—	—	352	—	352
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	28	—	28	—	—	345	—	345
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	27	—	27	—	—	338	—	338
Class Z
5/1/2015(1) - 6/30/2015	1,499	—	—	1,499	20,000	—	—	—	20,000
Index Solution 2035
Class ADV
6/30/2015	1,148,975	—	(1,223,111)	(74,136)	13,985,018	—	—	(14,816,349)	(831,331)
12/31/2014	2,870,042	1,199,820	(3,405,171)	664,691	34,531,485	—	13,977,905	(41,063,964)	7,445,426
Class I
6/30/2015	666,768	—	(137,948)	528,820	8,366,315	—	—	(1,728,222)	6,638,093
12/31/2014	1,645,774	168,587	(658,627)	1,155,734	20,190,708	—	2,001,125	(8,068,263)	14,123,570
Class S
6/30/2015	1,394,246	—	(1,011,069)	383,177	17,031,771	—	—	(12,453,448)	4,578,323
12/31/2014	2,487,915	782,784	(2,065,642)	1,205,057	29,847,400	—	9,213,372	(25,343,630)	13,717,142
Class S2
6/30/2015	187,311	—	(834,446)	(647,135)	2,271,632	—	—	(9,996,644)	(7,725,012)
12/31/2014	634,379	263,076	(1,185,849)	(288,394)	7,690,776	—	3,056,947	(13,784,046)	(3,036,323)
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	20	—	20	—	—	236	—	236
Class Z
5/1/2015(1) - 6/30/2015	237	—	—	237	3,000	—	—	—	3,000
41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2040
Class ADV
6/30/2015	172	—	(1)	171	2,431	—	—	(10)	2,421
12/31/2014	64	26	—*	90	858	—	349	(3)	1,204
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	28	—	28	—	—	371	—	371
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	27	—	27	—	—	360	—	360
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	26	—	26	—	—	353	—	353
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	26	—	26	—	—	344	—	344
Class Z
5/1/2015(1) - 6/30/2015	1,395	—	—	1,395	20,000	—	—	—	20,000
Index Solution 2045
Class ADV
6/30/2015	785,047	—	(704,651)	80,396	9,814,892	—	—	(8,736,738)	1,078,154
12/31/2014	2,181,890	725,093	(2,000,961)	906,022	26,901,772	—	8,672,107	(24,478,375)	11,095,504
Class I
6/30/2015	539,237	—	(55,702)	483,535	6,976,023	—	—	(713,878)	6,262,145
12/31/2014	975,805	90,829	(378,117)	688,517	12,285,409	—	1,110,842	(4,731,449)	8,664,802
Class S
6/30/2015	873,414	—	(730,250)	143,164	10,970,919	—	—	(9,264,080)	1,706,839
12/31/2014	1,414,398	457,391	(1,265,130)	606,659	17,550,350	—	5,534,428	(15,794,362)	7,290,416
Class S2
6/30/2015	145,560	—	(437,889)	(292,329)	1,813,826	—	—	(5,377,690)	(3,563,864)
12/31/2014	390,464	112,971	(492,469)	10,966	4,805,566	—	1,350,003	(5,955,400)	200,169
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	19	—	19	—	—	226	—	226
Class Z
5/1/2015(1) - 6/30/2015	229	—	—	229	3,000	—	—	—	3,000
Index Solution 2050
Class ADV
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	25	—	25	—	—	338	—	338
Class I
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	27	—	27	—	—	359	—	359
Class S
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	26	—	26	—	—	349	—	349
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	25	—	25	—	—	342	—	342
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	25	—	25	—	—	333	—	333
Class Z
5/1/2015(1) - 6/30/2015	1,383	—	—	1,383	20,000	—	—	—	20,000
42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Payment from distribution settlement	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2055
Class ADV
6/30/2015	478,790	—	(197,344)	281,446	7,221,854	—	—	(2,941,127)	4,280,727
12/31/2014	722,460	102,726	(365,872)	459,314	10,668,614	—	1,481,309	(5,352,497)	6,797,426
Class I
6/30/2015	135,920	—	(7,412)	128,508	2,089,589	—	—	(115,209)	1,974,380
12/31/2014	183,611	12,024	(50,103)	145,532	2,747,158	—	175,914	(736,098)	2,186,974
Class S
6/30/2015	304,812	—	(165,724)	139,088	4,640,212	—	—	(2,520,297)	2,119,915
12/31/2014	540,460	64,880	(243,976)	361,364	8,028,381	—	942,707	(3,632,274)	5,338,814
Class S2
6/30/2015	57,311	—	(76,387)	(19,076)	872,388	—	—	(1,147,560)	(275,172)
12/31/2014	123,109	20,263	(136,203)	7,169	1,815,555	—	292,603	(1,947,509)	160,649
Class T
6/30/2015	—	—	—	—	—	—	—	—	—
12/31/2014	—	15	—	15	—	—	215	—	215
Class Z
6/5/1/2015(1) - 6/30/2015	191	—	—	191	3,000	—	—	—	3,000
Index Solution 2060
Class ADV
2/9/2015(1) - 6/30/2015	401	—	—	401	4,010	—	—	—	4,010
Class I
2/9/2015(1) - 6/30/2015	401	—	—	401	4,010	—	—	—	4,010
Class S
2/9/2015(1) - 6/30/2015	401	—	—	401	4,010	—	—	—	4,010
Class S2
2/9/2015(1) - 6/30/2015	401	—	—	401	4,010	—	—	—	4,010
Class Z
5/1/2015(1) - 6/30/2015	1,912	—	—	1,912	20,000	—	—	—	20,000

(1)
Commencement of operations.

*
Share amount is less than 0.500.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2015. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2014 was as follows:
	Ordinary Income	Long-term Capital Gains
Index Solution Income	$3,886,586	$9,061,762
Index Solution 2015	5,958,588	13,767,080
Index Solution 2020	371	1,024
Index Solution 2025	8,893,053	24,380,405
Index Solution 2030	365	1,375
Index Solution 2035	6,463,656	21,785,929
Index Solution 2040	325	1,452

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Ordinary Income	Long-term Capital Gains
Index Solution 2045	3,247,357	13,420,249
Index Solution 2050	309	1,412
Index Solution 2055	575,978	2,316,770
The tax-basis components of distributable earnings as of December 31, 2014 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$3,807,504	$9,605,318	$2,178,994
Index Solution 2015	5,378,216	19,824,595	2,582,298
Index Solution 2020	379	1,147	1,278
Index Solution 2025	9,301,296	42,755,319	27,495,940
Index Solution 2030	389	1,603	2,125
Index Solution 2035	7,445,839	42,432,918	28,991,768
Index Solution 2040	389	2,013	3,104
Index Solution 2045	4,000,506	28,270,686	18,855,260
Index Solution 2050	362	2,038	3,210
Index Solution 2055	881,923	5,565,470	2,793,068
At December 31, 2014, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 12 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.
Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.
Foreign Securities. Investing in foreign (non-U.S.) securities may result in the Portfolios or the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
NOTE 13 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 13 — RESTRUCTURING PLAN (continued)

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2015, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1863	$0.0417	$0.6269	August 5, 2015	August 3, 2015
Class I	$0.2421	$0.0417	$0.6269	August 5, 2015	August 3, 2015
Class S	$0.2122	$0.0417	$0.6269	August 5, 2015	August 3, 2015
Class S2	$0.1800	$0.0417	$0.6269	August 5, 2015	August 3, 2015
Class T	$0.1651	$0.0417	$0.6269	August 5, 2015	August 3, 2015
Class Z	$0.2421	$0.0417	$0.6269	August 5, 2015	August 3, 2015
Index Solution 2015
Class ADV	$0.1723	$0.0337	$0.8341	August 5, 2015	August 3, 2015
Class I	$0.2333	$0.0337	$0.8341	August 5, 2015	August 3, 2015
Class S	$0.2050	$0.0337	$0.8341	August 5, 2015	August 3, 2015
Class S2	$0.1643	$0.0337	$0.8341	August 5, 2015	August 3, 2015
Class T	$0.1552	$0.0337	$0.8341	August 5, 2015	August 3, 2015
Class ADV	$0.1092	$0.0156	$0.4184	August 14, 2015	August 12, 2015
Class I	$0.1405	$0.0156	$0.4184	August 14, 2015	August 12, 2015
Class S	$0.1248	$0.0156	$0.4184	August 14, 2015	August 12, 2015
Class S2	$0.1151	$0.0156	$0.4184	August 14, 2015	August 12, 2015
Class T	$0.0918	$0.0156	$0.4184	August 14, 2015	August 12, 2015
Index Solution 2020
Class ADV	$0.1543	$0.0160	$0.2869	August 5, 2015	August 3, 2015
Class I	$0.0680	$0.0160	$0.2869	August 5, 2015	August 3, 2015
Class S	$0.0535	$0.0160	$0.2869	August 5, 2015	August 3, 2015
Class S2	$0.0030	$0.0160	$0.2869	August 5, 2015	August 3, 2015
Class T	$—	$0.0160	$0.2869	August 5, 2015	August 3, 2015
Class Z	$0.0680	$0.0160	$0.2869	August 5, 2015	August 3, 2015
45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2025
Class ADV	$0.1635	$0.0247	$0.9470	August 5, 2015	August 3, 2015
Class I	$0.2229	$0.0247	$0.9470	August 5, 2015	August 3, 2015
Class S	$0.1959	$0.0247	$0.9470	August 5, 2015	August 3, 2015
Class S2	$0.1623	$0.0247	$0.9470	August 5, 2015	August 3, 2015
Class T	$0.1429	$0.0247	$0.9470	August 5, 2015	August 3, 2015
Class Z	$0.2229	$0.0247	$0.9470	August 5, 2015	August 3, 2015
Index Solution 2030
Class ADV	$0.0650	$0.0099	$0.1813	August 5, 2015	August 3, 2015
Class I	$—	$0.0099	$0.1813	August 5, 2015	August 3, 2015
Class S	$—	$0.0099	$0.1813	August 5, 2015	August 3, 2015
Class S2	$—	$0.0099	$0.1813	August 5, 2015	August 3, 2015
Class T	$—	$0.0099	$0.1813	August 5, 2015	August 3, 2015
Class Z	$—	$0.0099	$0.1813	August 5, 2015	August 3, 2015
Index Solution 2035
Class ADV	$0.1514	$0.0368	$1.1636	August 5, 2015	August 3, 2015
Class I	$0.2108	$0.0368	$1.1636	August 5, 2015	August 3, 2015
Class S	$0.1830	$0.0368	$1.1636	August 5, 2015	August 3, 2015
Class S2	$0.1468	$0.0368	$1.1636	August 5, 2015	August 3, 2015
Class T	$0.1310	$0.0368	$1.1636	August 5, 2015	August 3, 2015
Class Z	$0.2108	$0.0368	$1.1636	August 5, 2015	August 3, 2015
Index Solution 2040
Class ADV	$0.1284	$0.0301	$0.6122	August 5, 2015	August 3, 2015
Class I	$0.1038	$0.0301	$0.6122	August 5, 2015	August 3, 2015
Class S	$0.0506	$0.0301	$0.6122	August 5, 2015	August 3, 2015
Class S2	$0.0528	$0.0301	$0.6122	August 5, 2015	August 3, 2015
Class T	$0.0104	$0.0301	$0.6122	August 5, 2015	August 3, 2015
Class Z	$0.1038	$0.0301	$0.6122	August 5, 2015	August 3, 2015
Index Solution 2045
Class ADV	$0.1192	$0.0439	$1.2632	August 5, 2015	August 3, 2015
Class I	$0.1786	$0.0439	$1.2632	August 5, 2015	August 3, 2015
Class S	$0.1496	$0.0439	$1.2632	August 5, 2015	August 3, 2015
Class S2	$0.1164	$0.0439	$1.2632	August 5, 2015	August 3, 2015
Class T	$0.0985	$0.0439	$1.2632	August 5, 2015	August 3, 2015
Class Z	$0.1786	$0.0439	$1.2632	August 5, 2015	August 3, 2015
Index Solution 2050
Class ADV	$0.0442	$0.0341	$0.6757	August 5, 2015	August 3, 2015
Class I	$0.1145	$0.0341	$0.6757	August 5, 2015	August 3, 2015
Class S	$0.0735	$0.0341	$0.6757	August 5, 2015	August 3, 2015
Class S2	$0.0632	$0.0341	$0.6757	August 5, 2015	August 3, 2015
Class T	$0.0185	$0.0341	$0.6757	August 5, 2015	August 3, 2015
Class Z	$0.1145	$0.0341	$0.6757	August 5, 2015	August 3, 2015
Index Solution 2055
Class ADV	$0.1197	$0.0475	$1.1488	August 5, 2015	August 3, 2015
Class I	$0.1779	$0.0475	$1.1488	August 5, 2015	August 3, 2015
Class S	$0.1503	$0.0475	$1.1488	August 5, 2015	August 3, 2015
Class S2	$0.1144	$0.0475	$1.1488	August 5, 2015	August 3, 2015
Class T	$0.0856	$0.0475	$1.1488	August 5, 2015	August 3, 2015
Class Z	$0.1780	$0.0475	$1.1488	August 5, 2015	August 3, 2015
Reorganization: On November 20, 2014, the Board approved a proposal to reorganize Index Solution 2015 with and into Index Solution Income (the “Reorganization”). The Reorganization took place on close of business August 14, 2015.
Merger: On August 14, 2015, Index Solution Income (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, Voya Index Solution 2015 Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization. The transaction occurred due to the Acquired Portfolio reaching its Target Date in 2015. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$2,600,906
Net realized and unrealized loss on investments	$566,486
Net increase in net assets resulting from operations	$3,167,392
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
Voya Index Solution 2015 Portfolio	$251,868	$164,154	$—	$(6,096)	0.9345
The net assets of the Acquiring Portfolio after the acquisition were $416,022,017.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
47

Portfolio of Investments
Voya Index Solution Income Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
13,453	iShares Barclays 20+ Year Treasury Bond Fund	$1,580,189	1.0
69,662	iShares iBoxx High Yield Corporate Bond Fund	6,185,986	3.8
139,827	PowerShares Senior Loan Portfolio	3,326,484	2.0
224,839	SPDR Barclays Capital High Yield Bond ETF	8,640,563	5.2
32,132	SPDR Trust Series 1	6,614,372	4.0
	Total Exchange-Traded Funds (Cost $27,104,274)	26,347,594	16.0
MUTUAL FUNDS: 84.0%
	Affiliated Investment Companies: 83.0%
146,513	Voya Emerging Markets Index Portfolio - Class I	1,575,012	1.0
998,411	Voya International Index Portfolio - Class I	9,654,630	5.9
507,551	Voya Russell™ Mid Cap Index Portfolio - Class I	8,186,802	5.0
8,219,679	Voya U.S. Bond Index Portfolio - Class I	87,457,383	53.2
1,987,011	Voya U.S. Stock Index Portfolio - Class I	29,487,239	17.9
		136,361,066	83.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
284,236 @	Credit Suisse Commodity Return Strategy Fund - Class I	$1,671,310	1.0
	Total Mutual Funds (Cost $137,680,779)	138,032,376	84.0
	Total Investments in Securities (Cost $164,785,053)	$164,379,970	100.0
	Assets in Excess of Other Liabilities	43,308	—
	Net Assets	$164,423,278	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $165,838,221.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,499,972
Gross Unrealized Depreciation	(3,958,223)
Net Unrealized Depreciation	$(1,458,251)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,347,594	$—	$—	$26,347,594
Mutual Funds	138,032,376	—	—	138,032,376
Total Investments, at fair value	$164,379,970	$—	$—	$164,379,970

^
See Note 2, ’’Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
48

Portfolio of Investments
Voya Index Solution Income Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,620,242	$168,897	$(247,439)	$33,312	$1,575,012	$31,992	$(10,220)	$—
Voya International Index Portfolio - Class I	9,897,061	779,485	(1,025,846)	3,930	9,654,630	290,731	339,669	—
Voya Russell™ Mid Cap Index Portfolio - Class I	13,758,745	1,101,776	(3,971,810)	(2,701,909)	8,186,802	101,793	2,384,315	628,567
Voya U.S. Bond Index Portfolio - Class I	91,093,301	6,063,955	(8,907,539)	(792,334)	87,457,383	557,727	(180,152)	188,714
Voya U.S. Stock Index Portfolio - Class I	27,241,973	5,426,664	(3,118,157)	(63,241)	29,487,239	—	386,622	—
	$143,611,322	$13,540,777	$(17,270,791)	$(3,520,242)	$136,361,066	$982,243	$2,920,234	$817,281

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$232,174
Total	$232,174

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$91,413
Total	$91,413

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.0%
21,071	iShares Barclays 20+ Year Treasury Bond Fund	$2,474,999	1.0
109,106	iShares iBoxx High Yield Corporate Bond Fund	9,688,613	3.8
219,000	PowerShares Senior Loan Portfolio	5,210,010	2.0
352,147	SPDR Barclays Capital High Yield Bond ETF	13,533,009	5.2
12,582	SPDR Trust Series 1	2,590,005	1.0
	Total Exchange-Traded Funds (Cost $35,028,217)	33,496,636	13.0
MUTUAL FUNDS: 87.0%
	Affiliated Investment Companies: 86.0%
226,363	Voya Emerging Markets Index Portfolio - Class I	2,433,397	0.9
1,568,198	Voya International Index Portfolio - Class I	15,164,472	5.9
798,560	Voya Russell™ Mid Cap Index Portfolio - Class I	12,880,777	5.0
12,903,739	Voya U.S. Bond Index Portfolio - Class I	137,295,780	53.2
3,650,021	Voya U.S. Stock Index Portfolio - Class I	54,166,312	21.0
		221,940,738	86.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
445,178 @	Credit Suisse Commodity Return Strategy Fund - Class I	$2,617,645	1.0
	Total Mutual Funds (Cost $224,306,795)	224,558,383	87.0
	Total Investments in Securities (Cost $259,335,012)	$258,055,019	100.0
	Assets in Excess of Other Liabilities	112,164	—
	Net Assets	$258,167,183	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $261,821,696.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,041,171
Gross Unrealized Depreciation	(5,807,848)
Net Unrealized Depreciation	$(3,766,677)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,496,636	$—	$—	$33,496,636
Mutual Funds	224,558,383	—	—	224,558,383
Total Investments, at fair value	$258,055,019	$—	$—	$258,055,019

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,061,252	$449,457	$(3,413,369)	$336,057	$2,433,397	$49,478	$(39,035)	$—
Voya International Index Portfolio - Class I	20,588,504	1,716,282	(6,617,461)	(522,853)	15,164,472	453,645	1,546,795	—
Voya Russell™ Mid Cap Index Portfolio - Class I	21,458,970	2,017,286	(6,666,787)	(3,928,692)	12,880,777	159,259	3,431,455	983,419
Voya RussellTM Small Cap Index Portfolio - Class I	2,725,150	70,001	(2,467,872)	(327,279)	—	—	371,086	—
Voya U.S. Bond Index Portfolio - Class I	123,837,065	30,021,606	(15,167,056)	(1,395,835)	137,295,780	756,122	(227,699)	295,306
Voya U.S. Stock Index Portfolio - Class I	50,776,168	9,226,925	(5,822,422)	(14,359)	54,166,312	—	599,905	—
	$224,447,109	$43,501,557	$(40,154,967)	$(5,852,961)	$221,940,738	$1,418,504	$5,682,507	$1,278,725

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$352,753
Total	$352,753

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$137,120
Total	$137,120

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
16	iShares iBoxx High Yield Corporate Bond Fund	$1,421	3.6
32	PowerShares Senior Loan Portfolio	761	2.0
52	SPDR Barclays Capital High Yield Bond ETF	1,998	5.1
7	SPDR Trust Series 1	1,441	3.7
	Total Exchange-Traded Funds (Cost $5,749)	5,621	14.4
MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 82.3%
68	Voya Emerging Markets Index Portfolio - Class I	727	1.8
468	Voya International Index Portfolio - Class I	4,525	11.6
143	Voya Russell™ Mid Cap Index Portfolio - Class I	2,309	5.9
51	Voya Russell™ Small Cap Index Portfolio - Class I	800	2.0
1,306	Voya U.S. Bond Index Portfolio - Class I	13,896	35.5
673	Voya U.S. Stock Index Portfolio - Class I	9,982	25.5
		32,239	82.3
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
66 @	Credit Suisse Commodity Return Strategy Fund - Class I	$386	1.0
	Total Mutual Funds (Cost $32,028)	32,625	83.3
	Total Investments in Securities (Cost $37,777)	$38,246	97.7
	Assets in Excess of Other Liabilities	892	2.3
	Net Assets	$39,138	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $37,843.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$909
Gross Unrealized Depreciation	(506)
Net Unrealized Appreciation	$403

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,621	$—	$—	$5,621
Mutual Funds	32,625	—	—	32,625
Total Investments, at fair value	$38,246	$—	$—	$38,246

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$338	$436	$(24)	$(23)	$727	$7	$—	$—
Voya International Index Portfolio - Class I	2,147	2,533	(100)	(55)	4,525	66	46	—
Voya Russell™ Mid Cap Index Portfolio - Class I	2,051	1,314	(551)	(505)	2,309	14	445	85
Voya Russell™ Small Cap Index Portfolio - Class I	363	454	(5)	(12)	800	4	4	32
Voya U.S. Bond Index Portfolio - Class I	6,148	8,083	(172)	(163)	13,896	39	(2)	14
Voya U.S. Stock Index Portfolio - Class I	4,436	5,770	(138)	(86)	9,982	—	47	—
	$15,483	$18,590	$(990)	$(844)	$32,239	$130	$540	$131

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.0%
223,458	iShares iBoxx High Yield Corporate Bond Fund	$19,843,070	3.8
448,339	PowerShares Senior Loan Portfolio	10,665,985	2.0
721,205	SPDR Barclays Capital High Yield Bond ETF	27,715,908	5.2
102,842	SPDR Trust Series 1	21,170,026	4.0
	Total Exchange-Traded Funds (Cost $81,343,443)	79,394,989	15.0
MUTUAL FUNDS: 84.9%
	Affiliated Investment Companies: 83.9%
1,411,951	Voya Emerging Markets Index Portfolio - Class I	15,178,476	2.9
8,081,990	Voya International Index Portfolio - Class I	78,152,843	14.7
2,954,080	Voya Russell™ Mid Cap Index Portfolio - Class I	47,649,318	9.0
1,051,296	Voya Russell™ Small Cap Index Portfolio - Class I	16,410,730	3.1
12,537,847	Voya U.S. Bond Index Portfolio - Class I	133,402,687	25.2
10,368,939	Voya U.S. Stock Index Portfolio - Class I	153,875,060	29.0
		444,669,114	83.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
911,136 @	Credit Suisse Commodity Return Strategy Fund - Class I	$5,357,482	1.0
	Total Mutual Funds (Cost $432,720,266)	450,026,596	84.9
	Total Investments in Securities (Cost $514,063,709)	$529,421,585	99.9
	Assets in Excess of Other Liabilities	446,492	0.1
	Net Assets	$529,868,077	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $517,632,951.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,276,101
Gross Unrealized Depreciation	(8,487,467)
Net Unrealized Appreciation	$11,788,634

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$79,394,989	$—	$—	$79,394,989
Mutual Funds	450,026,596	—	—	450,026,596
Total Investments, at fair value	$529,421,585	$—	$—	$529,421,585

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$14,829,930	$1,857,347	$(1,567,141)	$58,340	$15,178,476	$307,632	$124,863	$—
Voya International Index Portfolio - Class I	75,382,254	7,096,985	(5,039,288)	712,892	78,152,843	2,329,712	1,774,759	—
Voya Russell™ Mid Cap Index Portfolio - Class I	73,315,139	7,398,857	(19,797,765)	(13,266,913)	47,649,318	586,667	11,045,036	3,622,654
Voya Russell™ Small Cap Index Portfolio - Class I	15,960,453	2,374,037	(782,125)	(1,141,635)	16,410,730	168,315	330,086	1,355,539
Voya U.S. Bond Index Portfolio - Class I	115,918,387	30,351,555	(11,462,962)	(1,404,293)	133,402,687	733,174	(194,136)	285,400
Voya U.S. Stock Index Portfolio - Class I	141,135,730	21,089,786	(7,765,267)	(585,189)	153,875,060	—	2,124,486	—
	$436,541,893	$70,168,567	$(46,414,548)	$(15,626,798)	$444,669,114	$4,125,500	$15,205,094	$5,263,593

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$683,314
Total	$683,314

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$265,099
Total	$265,099

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.3%
10	iShares iBoxx High Yield Corporate Bond Fund	$888	2.2
33	PowerShares Senior Loan Portfolio	785	1.9
39	SPDR Barclays Capital High Yield Bond ETF	1,499	3.7
7	SPDR Trust Series 1	1,441	3.5
	Total Exchange-Traded Funds (Cost $4,706)	4,613	11.3
MUTUAL FUNDS: 86.6%
	Affiliated Investment Companies: 85.6%
144	Voya Emerging Markets Index Portfolio - Class I	1,552	3.8
817	Voya International Index Portfolio - Class I	7,904	19.3
225	Voya Russell™ Mid Cap Index Portfolio - Class I	3,631	8.9
81	Voya Russell™ Small Cap Index Portfolio - Class I	1,257	3.0
654	Voya U.S. Bond Index Portfolio - Class I	6,959	17.0
926	Voya U.S. Stock Index Portfolio - Class I	13,739	33.6
		35,042	85.6
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
69 @	Credit Suisse Commodity Return Strategy Fund - Class I	$404	1.0
	Total Mutual Funds (Cost $34,061)	35,446	86.6
	Total Investments in Securities (Cost $38,767)	$40,059	97.9
	Assets in Excess of Other Liabilities	864	2.1
	Net Assets	$40,923	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $38,872.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,549
Gross Unrealized Depreciation	(362)
Net Unrealized Appreciation	$1,187

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,613	$—	$—	$4,613
Mutual Funds	35,446	—	—	35,446
Total Investments, at fair value	$40,059	$—	$—	$40,059

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$772	$878	$(52)	$(46)	$1,552	$16	$1	$—
Voya International Index Portfolio - Class I	3,927	4,166	(124)	(65)	7,904	120	59	—
Voya Russell™ Mid Cap Index Portfolio - Class I	2,864	1,973	(582)	(624)	3,631	23	511	140
Voya Russell™ Small Cap Index Portfolio - Class I	624	670	(11)	(26)	1,257	7	7	53
Voya U.S. Bond Index Portfolio - Class I	2,882	4,280	(118)	(85)	6,959	18	—	7
Voya U.S. Stock Index Portfolio - Class I	6,535	7,397	(109)	(84)	13,739	—	37	—
	$17,604	$19,364	$(996)	$(930)	$35,042	$184	$615	$200

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
112,075	iShares iBoxx High Yield Corporate Bond Fund	$9,952,260	2.3
374,933	PowerShares Senior Loan Portfolio	8,919,656	2.0
430,631	SPDR Barclays Capital High Yield Bond ETF	16,549,149	3.7
86,160	SPDR Trust Series 1	17,736,036	4.0
	Total Exchange-Traded Funds (Cost $54,203,407)	53,157,101	12.0
MUTUAL FUNDS: 88.0%
	Affiliated Investment Companies: 87.0%
1,591,443	Voya Emerging Markets Index Portfolio - Class I	17,108,009	3.9
9,075,942	Voya International Index Portfolio - Class I	87,764,355	19.7
2,770,897	Voya Russell™ Mid Cap Index Portfolio - Class I	44,694,567	10.0
1,180,831	Voya Russell™ Small Cap Index Portfolio - Class I	18,432,777	4.1
3,818,326	Voya U.S. Bond Index Portfolio - Class I	40,626,992	9.1
12,054,671	Voya U.S. Stock Index Portfolio - Class I	178,891,323	40.2
		387,518,023	87.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
762,155 @	Credit Suisse Commodity Return Strategy Fund - Class I	$4,481,469	1.0
	Total Mutual Funds (Cost $373,401,874)	391,999,492	88.0
	Total Investments in Securities (Cost $427,605,281)	$445,156,593	100.0
	Assets in Excess of Other Liabilities	185,864	—
	Net Assets	$445,342,457	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $428,563,087.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,471,353
Gross Unrealized Depreciation	(3,877,847)
Net Unrealized Appreciation	$16,593,506

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$53,157,101	$—	$—	$53,157,101
Mutual Funds	391,999,492	—	—	391,999,492
Total Investments, at fair value	$445,156,593	$—	$—	$445,156,593

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,566,575	$2,235,557	$(1,877,351)	$183,228	$17,108,009	$342,659	$15,968	$—
Voya International Index Portfolio - Class I	84,214,562	7,888,048	(5,172,621)	834,366	87,764,355	2,594,898	1,903,117	—
Voya Russell™ Mid Cap Index Portfolio - Class I	65,815,463	7,004,306	(16,499,118)	(11,626,084)	44,694,567	544,404	9,447,124	3,361,682
Voya Russell™ Small Cap Index Portfolio - Class I	17,830,097	2,723,172	(940,501)	(1,179,991)	18,432,777	187,487	271,702	1,509,944
Voya U.S. Bond Index Portfolio - Class I	26,425,533	18,856,947	(3,959,074)	(696,414)	40,626,992	166,643	155,685	85,696
Voya U.S. Stock Index Portfolio - Class I	166,379,505	21,256,217	(8,598,696)	(145,703)	178,891,323	—	1,899,683	—
	$377,231,735	$59,964,247	$(37,047,361)	$(12,630,598)	$387,518,023	$3,836,091	$13,693,279	$4,957,322

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$569,524
Total	$569,524

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$222,439
Total	$222,439

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.5%
5	iShares iBoxx High Yield Corporate Bond Fund	$444	1.0
37	PowerShares Senior Loan Portfolio	880	2.0
11	SPDR Barclays Capital High Yield Bond ETF	423	0.9
8	SPDR Trust Series 1	1,647	3.6
	Total Exchange-Traded Funds (Cost $3,441)	3,394	7.5
MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 89.8%
203	Voya Emerging Markets Index Portfolio - Class I	2,179	4.8
962	Voya International Index Portfolio - Class I	9,305	20.4
337	Voya Russell™ Mid Cap Index Portfolio - Class I	5,434	11.9
120	Voya Russell™ Small Cap Index Portfolio - Class I	1,878	4.1
258	Voya U.S. Bond Index Portfolio - Class I	2,748	6.0
1,312	Voya U.S. Stock Index Portfolio - Class I	19,476	42.6
		41,020	89.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
76 @	Credit Suisse Commodity Return Strategy Fund - Class I	$447	1.0
	Total Mutual Funds (Cost $39,320)	41,467	90.8
	Total Investments in Securities (Cost $42,761)	$44,861	98.3
	Assets in Excess of Other Liabilities	797	1.7
	Net Assets	$45,658	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $42,783.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,337
Gross Unrealized Depreciation	(259)
Net Unrealized Appreciation	$2,078

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,394	$—	$—	$3,394
Mutual Funds	41,467	—	—	41,467
Total Investments, at fair value	$44,861	$—	$—	$44,861

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,097	$1,225	$(78)	$(65)	$2,179	$24	$1	$—
Voya International Index Portfolio - Class I	4,603	4,902	(124)	(76)	9,305	152	59	—
Voya Russell™ Mid Cap Index Portfolio - Class I	3,675	3,022	(558)	(705)	5,434	37	488	228
Voya Russell™ Small Cap Index Portfolio - Class I	939	1,007	(20)	(48)	1,878	11	13	85
Voya U.S. Bond Index Portfolio - Class I	919	1,923	(55)	(39)	2,748	6	3	3
Voya U.S. Stock Index Portfolio - Class I	9,346	10,423	(173)	(120)	19,476	—	59	—
	$20,579	$22,502	$(1,008)	$(1,053)	$41,020	$230	$623	$316

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
22,705	iShares Barclays 20+ Year Treasury Bond Fund	$2,666,929	0.9
235,987	PowerShares Senior Loan Portfolio	5,614,131	2.0
54,230	SPDR Trust Series 1	11,163,246	4.0
	Total Exchange-Traded Funds
	(Cost $19,607,901)	19,444,306	6.9
MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 92.0%
1,736,696	Voya Emerging Markets Index Portfolio - Class I	18,669,477	6.7
6,311,796	Voya International Index Portfolio - Class I	61,035,064	21.7
2,458,723	Voya Russell™ Mid Cap Index Portfolio - Class I	39,659,202	14.1
746,091	Voya Russell™ Small Cap Index Portfolio - Class I	11,646,473	4.2
539,893	Voya U.S. Bond Index Portfolio - Class I	5,744,459	2.0
8,200,468	Voya U.S. Stock Index Portfolio - Class I	121,694,945	43.3
		258,449,620	92.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
479,708 @	Credit Suisse Commodity Return Strategy Fund - Class I	$2,820,681	1.0
	Total Mutual Funds (Cost $247,739,317)	261,270,301	93.0
	Total Investments in Securities (Cost $267,347,218)	$280,714,607	99.9
	Assets in Excess of Other Liabilities	161,949	0.1
	Net Assets	$280,876,556	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $267,967,346.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,794,568
Gross Unrealized Depreciation	(2,047,307)
Net Unrealized Appreciation	$12,747,261

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,444,306	$—	$—	$19,444,306
Mutual Funds	261,270,301	—	—	261,270,301
Total Investments, at fair value	$280,714,607	$—	$—	$280,714,607

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$18,041,836	$2,432,981	$(2,058,776)	$253,436	$18,669,477	$378,112	$(55,950)	$—
Voya International Index Portfolio - Class I	57,645,216	6,036,162	(3,336,844)	690,530	61,035,064	1,799,823	1,142,359	—
Voya Russell™ Mid Cap Index Portfolio - Class I	46,417,767	6,308,680	(6,960,860)	(6,106,385)	39,659,202	481,847	3,791,090	2,975,394
Voya Russell™ Small Cap Index Portfolio - Class I	11,095,631	1,843,652	(545,530)	(747,280)	11,646,473	118,224	170,815	952,126
Voya U.S. Bond Index Portfolio - Class I	8,241,369	1,122,388	(3,521,127)	(98,171)	5,744,459	34,544	61,302	12,029
Voya U.S. Stock Index Portfolio - Class I	111,704,109	15,370,088	(5,423,880)	44,628	121,694,945	—	1,108,207	—
	$253,145,928	$33,113,951	$(21,847,017)	$(5,963,242)	$258,449,620	$2,812,550	$6,217,823	$3,939,549

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$353,369
Total	$353,369

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$137,120
Total	$137,120

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
3	iShares Barclays 20+ Year Treasury Bond Fund	$352	0.8
35	PowerShares Senior Loan Portfolio	833	2.0
8	SPDR Trust Series 1	1,647	3.9
	Total Exchange-Traded Funds (Cost $2,883)	2,832	6.7
MUTUAL FUNDS: 91.5%
	Affiliated Investment Companies: 90.5%
262	Voya Emerging Markets Index Portfolio - Class I	2,819	6.6
940	Voya International Index Portfolio - Class I	9,092	21.4
365	Voya Russell™ Mid Cap Index Portfolio - Class I	5,888	13.9
112	Voya Russell™ Small Cap Index Portfolio - Class I	1,747	4.1
80	Voya U.S. Bond Index Portfolio - Class I	848	2.0
1,214	Voya U.S. Stock Index Portfolio - Class I	18,022	42.5
		38,416	90.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
72 @	Credit Suisse Commodity Return Strategy Fund - Class I	$421	1.0
	Total Mutual Funds (Cost $36,410)	38,837	91.5
	Total Investments in Securities (Cost $39,293)	$41,669	98.2
	Assets in Excess of Other Liabilities	782	1.8
	Net Assets	$42,451	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $39,298.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,628
Gross Unrealized Depreciation	(257)
Net Unrealized Appreciation	$2,371

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,832	$—	$—	$2,832
Mutual Funds	38,837	—	—	38,837
Total Investments, at fair value	$41,669	$—	$—	$41,669

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,468	$1,530	$(97)	$(82)	$2,819	$30	$5	$—
Voya International Index Portfolio - Class I	4,660	4,603	(117)	(54)	9,092	144	56	—
Voya Russell™ Mid Cap Index Portfolio - Class I	3,762	3,083	(387)	(570)	5,888	38	342	237
Voya Russell™ Small Cap Index Portfolio - Class I	902	898	(16)	(37)	1,747	9	10	76
Voya U.S. Bond Index Portfolio - Class I	666	435	(241)	(12)	848	3	4	1
Voya U.S. Stock Index Portfolio - Class I	9,031	9,140	(72)	(77)	18,022	—	24	—
	$20,489	$19,689	$(930)	$(832)	$38,416	$224	$441	$314

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
5,631	iShares Barclays 20+ Year Treasury Bond Fund	$661,417	0.9
13,450	SPDR Trust Series 1	2,768,683	3.9
	Total Exchange-Traded Funds (Cost $3,426,491)	3,430,100	4.8
MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 94.2%
450,974	Voya Emerging Markets Index Portfolio - Class I	4,847,967	6.8
1,604,565	Voya International Index Portfolio - Class I	15,516,139	21.7
625,353	Voya Russell™ Mid Cap Index Portfolio - Class I	10,086,938	14.1
189,445	Voya Russell™ Small Cap Index Portfolio - Class I	2,957,241	4.2
137,190	Voya U.S. Bond Index Portfolio - Class I	1,459,704	2.1
2,179,030	Voya U.S. Stock Index Portfolio - Class I	32,336,807	45.3
		67,204,796	94.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
118,976 @	Credit Suisse Commodity Return Strategy Fund - Class I	$699,580	1.0
	Total Mutual Funds (Cost $66,676,063)	67,904,376	95.2
	Total Investments in Securities (Cost $70,102,554)	$71,334,476	100.0
	Assets in Excess of Other Liabilities	30,726	—
	Net Assets	$71,365,202	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $70,200,134.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,518,600
Gross Unrealized Depreciation	(384,258)
Net Unrealized Appreciation	$1,134,342

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,430,100	$—	$—	$3,430,100
Mutual Funds	67,904,376	—	—	67,904,376
Total Investments, at fair value	$71,334,476	$—	$—	$71,334,476

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,150,660	$1,231,701	$(576,185)	$41,791	$4,847,967	$93,821	$(10,512)	$—
Voya International Index Portfolio - Class I	13,254,966	3,200,836	(977,800)	38,137	15,516,139	446,587	341,637	—
Voya Russell™ Mid Cap Index Portfolio - Class I	10,669,525	2,837,635	(1,854,643)	(1,565,579)	10,086,938	119,565	961,845	738,313
Voya Russell™ Small Cap Index Portfolio - Class I	2,550,214	771,170	(164,918)	(199,225)	2,957,241	29,335	52,014	236,254
Voya U.S. Bond Index Portfolio - Class I	1,893,699	415,184	(823,636)	(25,543)	1,459,704	8,421	14,467	2,984
Voya U.S. Stock Index Portfolio - Class I	26,975,612	7,299,682	(1,980,084)	41,597	32,336,807	—	225,637	—
	$59,494,676	$15,756,208	$(6,377,266)	$(1,668,822)	$67,204,796	$697,729	$1,585,088	$977,551

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$80,385
Total	$80,385

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$30,471
Total	$30,471

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
3	iShares Barclays 20+ Year Treasury Bond Fund	$352	1.0
7	SPDR Trust Series 1	1,441	4.0
	Total Exchange-Traded Funds (Cost $1,846)	1,793	5.0

MUTUAL FUNDS: 94.3%
	Affiliated Investment Companies: 93.3%
221	Voya Emerging Markets Index Portfolio - Class I	2,377	6.6
801	Voya International Index Portfolio - Class I	7,750	21.6
312	Voya Russell™ Mid Cap Index Portfolio - Class I	5,033	14.0
96	Voya Russell™ Small Cap Index Portfolio - Class I	1,493	4.2
67	Voya U.S. Bond Index Portfolio - Class I	717	2.0
1,086	Voya U.S. Stock Index Portfolio - Class I	16,110	44.9
		33,480	93.3
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
61 @	Credit Suisse Commodity Return Strategy Fund - Class I	$361	1.0
	Total Mutual Funds (Cost $34,361)	33,841	94.3
	Total Investments in Securities (Cost $36,207)	$35,634	99.3
	Assets in Excess of Other Liabilities	242	0.7
	Net Assets	$35,876	100.0

@
Non-income producing security.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(573)
Net Unrealized Depreciation	$(573)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,793	$—	$—	$1,793
Mutual Funds	33,841	—	—	33,841
Total Investments, at fair value	$35,634	$—	$—	$35,634

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2015 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$2,558	$(73)	$(108)	$2,377	$22	$6	$—
Voya International Index Portfolio - Class I	—	8,024	(156)	(118)	7,750	104	10	—
Voya Russell™ Mid Cap Index Portfolio - Class I	—	5,724	(478)	(213)	5,033	28	16	172
Voya Russell™ Small Cap Index Portfolio - Class I	—	1,513	(10)	(10)	1,493	7	1	55
Voya U.S. Bond Index Portfolio - Class I	—	774	(45)	(12)	717	2	—	1
Voya U.S. Stock Index Portfolio - Class I	—	16,405	(239)	(56)	16,110	—	6	—
	$—	$34,998	$(1,001)	$(517)	$33,480	$163	$39	$228

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
69

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Partners, Inc. (“VPI” or the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of Voya Index Solution Income Portfolio, Voya Index Solution 2015 Portfolio, Voya Index Solution 2020 Portfolio, Voya Index Solution 2025 Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, and Voya Index Solution 2060 Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Directed Services LLC (“DSL” or the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
As discussed below, the Board approved new investment advisory and sub-advisory contracts on January 22, 2015 for the new Voya Index Solution 2060 Portfolio. In connection with its review for each Portfolio, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014 and January 22, 2015, when it renewed or approved the Agreements. On September 12, 2014 and January 22, 2015, the Board concluded, in light of all factors it considered, to renew or approve the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at the respective meetings, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014 and January 22, 2015, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014 or in this report for the Voya Index Solution 2060 Portfolio.
On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.
BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) provides that when Voya Index Solution 2060 Portfolio (the “Portfolio”) a series of the Company, enters into a new advisory or sub-advisory agreement, the Board of the Company, including a majority

70

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of Board members who have no direct or indirect interest in the advisory and sub-advisory agreements, and who are Independent Directors, must determine whether to approve the new arrangements. Thus, at its meeting held on January 22, 2015, the Board considered the initial approval of the investment advisory contract (the “Advisory Contract”) with DSL and the sub-advisory contract (the “Sub-Advisory Contract”) between the Adviser and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) (together, the “Advisory and Sub-Advisory Contracts”) for the Portfolio.
In determining whether to initially approve the Advisory Contract for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and the Portfolio’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things, the experience and expertise of DSL in the management of other funds within the Voya funds complex, including the existing Voya Index Solution Portfolios; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“SPG”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight and management of the funds in the Voya funds complex.
At the Board meeting at which the Advisory Contract was considered, the Board considered that the Portfolio would be subject to the standard policies and procedures of VPI previously approved by the Board for other series of VPI and approved in accordance with Rule 38a-1 under the Investment Company Act of 1940. The Board also noted that, in managing the Portfolio, DSL would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other funds in the Voya funds complex.
The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Advisory Contract; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex, including similar Funds-of-Funds; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to Voya IM; (5) the costs for the services to be provided by DSL, including that the proposed advisory fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee for the Portfolio is equal to the average and above the median management fees of the funds in the Portfolio’s SPG, and (b) the estimated net Funds-of-Funds annual operating expenses for the Portfolio are above the average and the median expense ratios of the funds in the Portfolio’s SPG; (7) Management’s representations that the Portfolio fee structure is consistent with the Voya Index Solution Portfolios suite; (8) the projected profitability of DSL; (9) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other funds, including other Funds-of-Funds and asset allocation products; (10) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the Voya funds complex; (11) the information that had been provided by DSL at regular Board meetings, and in anticipation of the January 2015 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (12) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.
In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of the reputation of Voya IM and its sub-advisory services; (2) Voya IM’s strength and reputation in the industry; (3) the information that had been provided by Voya IM in advance of the January 2015 Joint Investment Review Committee meeting at which Voya IM presented with respect to Voya IM’s sub-advisory services; (4) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (6) the fairness of the compensation under the

71

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Sub-Advisory Contract in light of the services to be provided by Voya IM as the Portfolio’s Sub-Adviser; (7) Voya IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VPI’s Chief Compliance Officer; (8) Voya IM’s financial condition; (9) the appropriateness of the selection of Voya IM in light of the Portfolio’s investment objective and prospective investor base; and (10) Voya IM’s Code of Ethics, which was previously approved by the Board.
After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by DSL to Voya IM is reasonable in the context of all factors considered by the Board; and (4) DSL and Voya IM each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

72

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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VPSAR-VINDSOL         (0615-081915)

Item 2. Code of Ethics.
Not required for semi-annual filing.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual filing.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual filing.
Item 5. Audit Committee of Listed Registrants.
Not required for semi-annual filing.
Item 6. Schedule of Investments.
Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.2%
	Basic Materials: 1.1%
370,000	Agrium, Inc., 3.375%, 03/15/25	$351,973	0.1
570,000	Agrium, Inc., 5.250%, 01/15/45	575,783	0.1
555,000	BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	580,677	0.1
1,089,000 #	Georgia-Pacific LLC, 3.600%, 03/01/25	1,078,848	0.2
698,000 #	Glencore Funding LLC, 2.875%, 04/16/20	684,323	0.1
702,000	LYB International Finance BV, 4.000%, 07/15/23	718,689	0.1
1,000,000	PolyOne Corp., 5.250%, 03/15/23	995,000	0.2
700,000	Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	690,530	0.1
788,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	821,490	0.1
		6,497,313	1.1
	Communications: 4.2%
608,000	21st Century Fox America, Inc., 3.000%, 09/15/22	594,278	0.1
670,000	AT&T, Inc., 3.400%, 05/15/25	637,462	0.1
937,000	AT&T, Inc., 3.900%, 03/11/24	945,357	0.2
765,000	AT&T, Inc., 4.800%, 06/15/44	704,779	0.1
669,000	CBS Corp., 2.300%, 08/15/19	661,315	0.1
968,000	CBS Corp., 3.700%, 08/15/24	946,319	0.2
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	977,500	0.2
500,000	Cisco Systems, Inc., 3.500%, 06/15/25	506,911	0.1
250,000	Cisco Systems, Inc., 3.000%, 06/15/22	247,901	0.0
1,277,000 #	Cox Communications, Inc., 3.850%, 02/01/25	1,227,848	0.2
1,000,000	CSC Holdings LLC, 5.250%, 06/01/24	965,000	0.2
1,268,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	1,243,759	0.2
1,000,000	DISH DBS Corp., 5.000%, 03/15/23	930,000	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
941,000	eBay, Inc., 3.450%, 08/01/24	$905,730	0.2
1,000,000	Equinix, Inc., 5.375%, 04/01/23	1,005,000	0.2
903,000	Motorola Solutions, Inc., 4.000%, 09/01/24	876,292	0.1
1,044,000	Time Warner Cable, Inc., 4.050%, 12/15/23	1,071,001	0.2
779,000	Time Warner Cable, Inc., 5.350%, 12/15/43	798,351	0.1
590,000	Time Warner Cable, Inc., 5.875%, 11/15/40	571,312	0.1
1,000,000	T-Mobile USA, Inc., 6.731%, 04/28/22	1,045,000	0.2
800,000	Verizon Communications, Inc., 3.000%, 11/01/21	789,479	0.1
1,920,000	Verizon Communications, Inc., 3.500%, 11/01/24	1,868,400	0.3
1,853,000	Verizon Communications, Inc., 4.150%, 03/15/24	1,902,762	0.3
1,939,000	Verizon Communications, Inc., 5.150%, 09/15/23	2,128,064	0.4
719,000	WPP Finance 2010, 3.750%, 09/19/24	717,008	0.1
		24,266,828	4.2
	Consumer, Cyclical: 0.9%
81,303	CVS Pass-Through Trust, 6.943%, 01/10/30	96,641	0.0
684,000	Ford Motor Co., 4.750%, 01/15/43	667,884	0.1
1,000,000	Ford Motor Credit Co. LLC, 3.664%, 09/08/24	987,195	0.2
445,000	General Motors Co., 4.875%, 10/02/23	470,775	0.1
697,000	Johnson Controls, Inc., 4.625%, 07/02/44	665,226	0.1
676,000	Kohl’s Corp., 4.750%, 12/15/23	725,019	0.1
1,020,000	McDonald’s Corp., 3.375%, 05/26/25	997,248	0.2
576,000	Newell Rubbermaid, Inc., 2.875%, 12/01/19	582,285	0.1
		5,192,273	0.9
	Consumer, Non-cyclical: 6.8%
630,000	AbbVie, Inc., 2.500%, 05/14/20	623,972	0.1
340,000	AbbVie, Inc., 3.200%, 11/06/22	336,802	0.1
440,000	AbbVie, Inc., 3.600%, 05/14/25	435,112	0.1

See Accompanying Notes to Financial Statements
1

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
460,000	AbbVie, Inc., 4.700%, 05/14/45	$455,465	0.1
774,000	Actavis Funding SCS, 3.450%, 03/15/22	767,094	0.1
511,000	Actavis Funding SCS, 3.800%, 03/15/25	502,212	0.1
1,452,000	Actavis Funding SCS, 3.850%, 06/15/24	1,435,155	0.3
1,149,000	Altria Group, Inc., 2.625%, 01/14/20	1,144,795	0.2
590,000	AmerisourceBergen Corp., 3.250%, 03/01/25	570,205	0.1
1,000,000	Amsurg Corp., 5.625%, 07/15/22	1,012,500	0.2
470,000 #	BAT International Finance PLC, 3.500%, 06/15/22	476,209	0.1
334,000 #	Baxalta, Inc., 3.600%, 06/23/22	334,184	0.1
841,000 #	Baxalta, Inc., 4.000%, 06/23/25	837,203	0.1
438,000	Becton Dickinson & Co., 3.734%, 12/15/24	436,736	0.1
633,000	Becton Dickinson and Co., 1.800%, 12/15/17	633,335	0.1
633,000	Becton Dickinson and Co., 2.675%, 12/15/19	633,093	0.1
600,000	Cardinal Health, Inc., 2.400%, 11/15/19	595,290	0.1
1,102,000	Celgene Corp., 2.250%, 05/15/19	1,104,367	0.2
989,000	General Mills, Inc., 2.200%, 10/21/19	983,512	0.2
625,000	Gilead Sciences, Inc., 3.500%, 02/01/25	625,716	0.1
1,000,000	HCA, Inc., 5.875%, 03/15/22	1,090,000	0.2
670,000 #	HJ Heinz Co., 2.800%, 07/02/20	670,688	0.1
1,160,000 #	HJ Heinz Co., 3.950%, 07/15/25	1,168,886	0.2
1,000,000	HJ Heinz Co., 4.250%, 10/15/20	1,021,250	0.2
503,000 #	JM Smucker Co, 3.500%, 03/15/25	492,227	0.1
1,203,000	Kroger Co., 2.300%, 01/15/19	1,207,718	0.2
633,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	639,821	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
982,000	Laboratory Corp. of America Holdings, 2.625%, 02/01/20	$974,197	0.2
620,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	611,472	0.1
728,000	McKesson Corp., 2.284%, 03/15/19	727,929	0.1
1,802,000 #	Medtronic, Inc., 3.500%, 03/15/25	1,798,209	0.3
607,000 #	Medtronic, Inc., 4.375%, 03/15/35	601,676	0.1
555,000 #	Medtronic, Inc., 4.625%, 03/15/45	561,088	0.1
610,000	Merck & Co., Inc., 1.850%, 02/10/20	604,772	0.1
1,002,000	Merck & Co., Inc., 2.350%, 02/10/22	969,090	0.2
670,000	Merck & Co., Inc., 2.750%, 02/10/25	642,277	0.1
584,000	Perrigo Finance plc, 3.900%, 12/15/24	576,929	0.1
702,000	Pfizer, Inc., 3.400%, 05/15/24	707,314	0.1
1,441,000	Philip Morris International, Inc., 4.250%, 11/10/44	1,361,957	0.2
250,000	Reynolds American, Inc., 4.450%, 06/12/25	254,826	0.0
220,000	Reynolds American, Inc., 5.700%, 08/15/35	228,153	0.0
470,000	RR Donnelley & Sons Co., 6.500%, 11/15/23	487,037	0.1
725,000	St Jude Medical, Inc., 3.250%, 04/15/23	715,142	0.1
684,000	St Jude Medical, Inc., 4.750%, 04/15/43	683,759	0.1
1,144,000	Synchrony Financial, 3.750%, 08/15/21	1,153,032	0.2
1,760,000	Sysco Corp., 3.500%, 10/02/24	1,777,354	0.3
1,389,000	Tyson Foods, Inc., 3.950%, 08/15/24	1,399,824	0.2
642,000	Tyson Foods, Inc., 5.150%, 08/15/44	660,319	0.1
1,000,000 #	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,030,100	0.2

See Accompanying Notes to Financial Statements
2

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
450,000	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	$412,867	0.1
		39,172,870	6.8
	Diversified: 0.2%
860,000	MUFG Americas Holdings Corp., 2.250%, 02/10/20	849,930	0.2
200,000 #	Nemak SA de CV, 5.500%, 02/28/23	206,250	0.0
		1,056,180	0.2
	Energy: 3.0%
730,000	BP Capital Markets PLC, 2.315%, 02/13/20	727,263	0.1
467,000	BP Capital Markets PLC, 3.062%, 03/17/22	465,765	0.1
480,000 #	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	481,987	0.1
480,000 #	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	473,733	0.1
950,000	ConocoPhillips Co., 3.350%, 11/15/24	939,777	0.2
780,000 L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	737,914	0.1
795,000	Enbridge, Inc., 3.500%, 06/10/24	742,883	0.1
1,117,000	Energy Transfer Partners L.P., 5.150%, 02/01/43	994,955	0.2
490,000	Enterprise Products Operating LLC, 3.700%, 02/15/26	477,173	0.1
460,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	434,028	0.1
551,000	Enterprise Products Operating LLC, 5.700%, 02/15/42	586,558	0.1
430,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	390,703	0.1
1,463,000	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	1,420,937	0.2
340,000	Kinder Morgan, Inc./DE, 5.050%, 02/15/46	294,884	0.0
590,000	Marathon Oil Corp., 3.850%, 06/01/25	578,538	0.1
240,000	Marathon Oil Corp., 5.200%, 06/01/45	233,020	0.0
1,232,000	Marathon Petroleum Corp., 4.750%, 09/15/44	1,124,704	0.2
669,000	Occidental Petroleum Corp., 3.500%, 06/15/25	666,473	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,443,000	Phillips 66, 4.875%, 11/15/44	$1,378,582	0.2
870,000	Shell International Finance BV, 3.250%, 05/11/25	861,981	0.1
200,000	Shell International Finance BV, 4.375%, 05/11/45	197,465	0.0
506,000	Spectra Energy Partners L.P., 3.500%, 03/15/25	484,426	0.1
1,030,000	Statoil ASA, 2.450%, 01/17/23	987,660	0.2
1,088,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,056,951	0.2
1,031,000	Williams Partners L.P., 3.600%, 03/15/22	1,001,598	0.2
		17,739,958	3.0
	Financial: 11.3%
1,045,000	American International Group, Inc., 3.375%, 08/15/20	1,081,919	0.2
957,000	American International Group, Inc., 3.875%, 01/15/35	867,436	0.1
726,000	Air Lease Corp., 3.750%, 02/01/22	725,957	0.1
1,456,000	American Tower Corp., 3.450%, 09/15/21	1,449,413	0.2
343,000	AvalonBay Communities, Inc., 3.500%, 11/15/24	342,165	0.1
410,000	Bank of America Corp., 3.950%, 04/21/25	396,209	0.1
1,097,000	Bank of America Corp., 4.250%, 10/22/26	1,070,926	0.2
917,000	Bank of America Corp., 4.000%, 04/01/24	933,533	0.2
260,000	Bank of America Corp., 4.750%, 04/21/45	241,175	0.0
969,000	Bank of America Corp., 5.000%, 01/21/44	1,006,336	0.2
982,000 #	Barclays Bank PLC, 6.050%, 12/04/17	1,069,473	0.2
522,000	Barclays PLC, 3.650%, 03/16/25	494,829	0.1
1,030,000 #	BPCE SA, 5.150%, 07/21/24	1,045,191	0.2
960,000	Capital One NA/Mclean VA, 1.650%, 02/05/18	954,586	0.2
960,000	Citigroup, Inc., 1.800%, 02/05/18	957,835	0.2

See Accompanying Notes to Financial Statements
3

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,535,000	Citigroup, Inc., 4.000%, 08/05/24	$1,515,355	0.3
980,000	Citigroup, Inc., 5.500%, 09/13/25	1,059,689	0.2
1,823,000	Citizens Bank NA/ Providence RI, 2.450%, 12/04/19	1,811,559	0.3
1,061,000	Comerica, Inc., 3.800%, 07/22/26	1,031,437	0.2
735,000	Corporate Office Properties L.P., 3.700%, 06/15/21	728,358	0.1
951,000 #	Credit Agricole SA, 4.375%, 03/17/25	912,884	0.1
1,956,000 #	Credit Suisse AG, 6.500%, 08/08/23	2,143,993	0.4
661,000 #	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	636,638	0.1
1,332,000	Credit Suisse/New York NY, 1.750%, 01/29/18	1,326,696	0.2
1,850,000	Deutsche Bank AG/London, 1.875%, 02/13/18	1,844,629	0.3
348,000	Digital Realty Trust L.P., 3.950%, 07/01/22	347,406	0.1
1,176,000	Fifth Third Bancorp, 4.500%, 06/01/18	1,245,853	0.2
1,030,000 #	Five Corners Funding Trust, 4.419%, 11/15/23	1,064,403	0.2
2,000,000	General Motors Financial Co., Inc., 4.750%, 08/15/17	2,112,206	0.4
1,176,000	Goldman Sachs Group, Inc., 2.600%, 04/23/20	1,169,865	0.2
1,188,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,190,659	0.2
345,000	Goldman Sachs Group, Inc., 5.150%, 05/22/45	332,908	0.0
878,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,031,310	0.2
712,000	HCP, Inc., 3.875%, 08/15/24	695,118	0.1
600,000	HCP, Inc., 4.000%, 06/01/25	587,691	0.1
621,000	HSBC Holdings PLC, 6.375%, 03/29/49	625,657	0.1
300,000	International Lease Finance Corp., 5.750%, 05/15/16	307,875	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
700,000 #	International Lease Finance Corp., 6.750%, 09/01/16	$737,625	0.1
1,671,000	Intesa Sanpaolo SpA, 5.250%, 01/12/24	1,786,222	0.3
951,000	JPMorgan Chase & Co., 3.875%, 09/10/24	933,987	0.2
1,464,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,440,307	0.2
1,089,000	JPMorgan Chase & Co., 6.125%, 12/29/49	1,094,826	0.2
951,000	KeyBank NA/Cleveland OH, 2.250%, 03/16/20	942,738	0.2
632,000	KeyBank NA/Cleveland OH, 3.300%, 06/01/25	613,465	0.1
746,000	Kimco Realty Corp., 3.125%, 06/01/23	714,577	0.1
881,000	Manufacturers & Traders Trust Co., 2.100%, 02/06/20	868,407	0.1
796,000	Merrill Lynch & Co., Inc., 6.875%, 04/25/18	899,370	0.1
367,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	360,197	0.1
1,000,000	Morgan Stanley, 2.800%, 06/16/20	1,002,460	0.2
2,105,000	Morgan Stanley, 3.875%, 04/29/24	2,126,812	0.4
371,000	Morgan Stanley, 3.950%, 04/23/27	350,009	0.1
510,000	Morgan Stanley, 4.300%, 01/27/45	475,892	0.1
568,000	PNC Bank NA, 2.250%, 07/02/19	567,542	0.1
600,000	Principal Financial Group, Inc., 3.400%, 05/15/25	586,415	0.1
600,000 #	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	708,000	0.1
1,239,000	Santander Bank NA, 2.000%, 01/12/18	1,239,007	0.2
450,000	Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	442,506	0.1
570,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	543,657	0.1
1,084,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	1,064,406	0.2

See Accompanying Notes to Financial Statements
4

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
567,000 #	Societe Generale SA, 4.250%, 04/14/25	$533,382	0.1
1,240,000	Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	1,243,104	0.2
592,000	Synchrony Financial, 2.700%, 02/03/20	584,921	0.1
544,000	UBS AG/Stamford CT, 7.625%, 08/17/22	637,786	0.1
390,000	UDR, Inc., 3.750%, 07/01/24	386,902	0.1
222,000	Vornado Realty L.P., 2.500%, 06/30/19	221,738	0.0
280,000	Washington Real Estate Investment Trust, 3.950%, 10/15/22	276,062	0.0
653,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	654,098	0.1
1,065,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	1,053,082	0.2
630,000	Wells Fargo & Co., 2.150%, 01/30/20	624,266	0.1
1,437,000	Wells Fargo & Co., 4.100%, 06/03/26	1,442,564	0.2
1,085,000	Wells Fargo & Co., 4.650%, 11/04/44	1,038,590	0.2
480,000	Wells Fargo & Co., 3.900%, 05/01/45	431,364	0.1
500,000	XLIT Ltd., 5.500%, 03/31/45	470,281	0.1
		65,455,739	11.3
	Industrial: 1.1%
678,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	671,276	0.1
623,000	Caterpillar, Inc., 3.400%, 05/15/24	632,292	0.1
308,000 #	Cemex SAB de CV, 6.125%, 05/05/25	304,674	0.1
740,000	Eaton Corp., 1.500%, 11/02/17	738,607	0.1
705,000	Emerson Electric Co., 2.625%, 12/01/21	703,283	0.1
346,000	Harris Corp., 3.832%, 04/28/25	336,502	0.1
981,000	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	1,017,448	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
900,000	Lockheed Martin Corp., 3.800%, 03/01/45	$802,526	0.1
510,000 #	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	501,275	0.1
465,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	464,432	0.1
		6,172,315	1.1
	Technology: 1.5%
1,900,000	Apple, Inc., 1.550%, 02/07/20	1,860,961	0.3
910,000	Apple, Inc., 2.150%, 02/09/22	869,276	0.1
270,000	Apple, Inc., 2.500%, 02/09/25	253,095	0.0
415,000	Apple, Inc., 4.450%, 05/06/44	413,850	0.1
600,000	Dell, Inc., 2.300%, 09/10/15	600,750	0.1
940,000	International Business Machines Corp., 1.125%, 02/06/18	933,942	0.2
440,000	Microsoft Corp., 2.375%, 02/12/22	432,021	0.1
470,000	Microsoft Corp., 3.500%, 02/12/35	429,172	0.1
609,000	Oracle Corp., 2.950%, 05/15/25	586,415	0.1
682,000	Oracle Corp., 4.125%, 05/15/45	633,631	0.1
610,000	QUALCOMM, Inc., 3.450%, 05/20/25	594,242	0.1
750,000	QUALCOMM, Inc., 4.800%, 05/20/45	718,761	0.1
480,000 #	Seagate HDD Cayman, 4.875%, 06/01/27	466,845	0.1
		8,792,961	1.5
	Utilities: 1.1%
944,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	940,519	0.2
762,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	667,561	0.1
470,000	Exelon Corp., 2.850%, 06/15/20	472,523	0.1
470,000	Exelon Corp., 3.950%, 06/15/25	473,003	0.1
260,000	Exelon Corp., 5.100%, 06/15/45	260,710	0.0

See Accompanying Notes to Financial Statements
5

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,076,000	NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	$1,083,451	0.2
245,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	244,571	0.0
1,012,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	1,066,668	0.2
1,070,000	Pacific Gas & Electric Co., 3.400%, 08/15/24	1,069,527	0.2
		6,278,533	1.1
	Total Corporate Bonds/Notes (Cost $184,31		31.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.3%
213,431	American Home Mortgage Investment Trust, 2.423%, 02/25/45	213,333	0.0
2,690,000 #	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.186%, 01/15/28	2,690,056	0.5
630,000 #	BAMLL Re-REMIC Trust 2015-FRR11, 1.903%, 09/27/44	575,569	0.1
201,450	Banc of America Funding Corp., 2.699%, 05/25/35	205,650	0.0
193,893	Banc of America Funding Corp., 2.933%, 01/20/47	165,051	0.0
136,016	Banc of America Mortgage Securities, Inc., 2.689%, 07/25/33	136,899	0.0
670,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	681,478	0.1
2,270,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.328%, 09/10/47	2,278,499	0.4
153,180 #	BCAP, LLC Trust, 5.401%, 03/26/37	150,234	0.0
484,701	Bear Stearns Adjustable Rate Mortgage Trust, 2.515%, 03/25/35	486,772	0.1
320,099	Bear Stearns Adjustable Rate Mortgage Trust, 2.622%, 11/25/34	310,701	0.1
1,037,629	Bear Stearns Adjustable Rate Mortgage Trust, 2.680%, 03/25/35	1,049,188	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
465,389	Bear Stearns Adjustable Rate Mortgage Trust, 2.740%, 09/25/34	$449,733	0.1
41,386	Bear Stearns Adjustable Rate Mortgage Trust, 5.390%, 02/25/36	38,906	0.0
219,446	Bear Stearns Alternative-A Trust, 2.584%, 05/25/35	213,454	0.0
454,475	Bear Stearns Alternative-A Trust, 2.595%, 11/25/36	332,220	0.1
137,564	Bear Stearns Alternative-A Trust, 2.635%, 09/25/35	118,184	0.0
200,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	199,981	0.0
232,082	Bear Stearns Structured Products, Inc., 2.331%, 12/26/46	177,813	0.0
361,589	Bear Stearns Structured Products, Inc., 2.577%, 01/26/36	290,684	0.1
52,127	CHL Mortgage Pass- Through Trust 2005-2, 0.527%, 03/25/35	43,327	0.0
2,133,471	Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,182,833	0.4
260,818	Citigroup Mortgage Loan Trust, Inc., 2.634%, 08/25/35	259,367	0.1
28,822,895 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	2,765,234	0.5
1,800,000	Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	1,876,012	0.3
22,972,111 ^	Commercial Mortgage Trust, 1.418%, 08/10/46	1,549,299	0.3
34,755,366 ^	Commercial Mortgage Trust, 1.575%, 10/10/46	2,756,316	0.5
241,178	Countrywide Home Loan Mortgage Pass-through Trust, 2.429%, 11/25/34	229,575	0.0
5,791,998	Countrywide Home Loan Mortgage Pass-through Trust, 0.387%, 04/25/46	5,103,538	0.9
100,544	Countrywide Home Loan Mortgage Pass-through Trust, 0.507%, 03/25/35	96,728	0.0

See Accompanying Notes to Financial Statements
6

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
334,518 #	Countrywide Home Loan Mortgage Pass-through Trust, 0.527%, 06/25/35	$296,144	0.1
373,122	Countrywide Home Loan Mortgage Pass-through Trust, 2.494%, 02/20/35	369,432	0.1
3,499,889	Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	3,636,424	0.6
950,000 #	Credit Suisse Commercial Mortgage Trust Series- K1A, 5.415%, 02/25/21	950,247	0.2
1,343,000 #	DBUBS 2011-LC3 Mortgage Trust, 5.586%, 08/10/44	1,404,859	0.2
84,932	Downey Savings & Loan Association Mortgage Loan Trust, 2.327%, 07/19/44	84,729	0.0
710,000	Fannie Mae Connecticut Avenue Securities 2013- CO1 M2, 4.737%, 02/25/25	717,982	0.1
550,000	Fannie Mae Connecticut Avenue Securities 2015- C02 1M2, 4.187%, 05/25/25	538,193	0.1
350,000	Fannie Mae Connecticut Avenue Securities 2015- C02 2M2, 4.187%, 05/25/25	341,832	0.1
636,000	Fannie Mae Connecticut Avenue Securities 2015- CO1 M2, 4.487%, 02/25/25	636,830	0.1
1,040,000	Fannie Mae Connecticut Avenue Securities, 5.087%, 11/25/24	1,074,289	0.2
590,000	Fannie Mae Connecticut Avenue Securities, 5.187%, 11/25/24	609,774	0.1
164,088	First Horizon Mortgage Pass-through Trust, 2.677%, 08/25/35	149,435	0.0
440,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	457,124	0.1
410,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	407,442	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
480,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	$473,891	0.1
1,240,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	1,261,644	0.2
2,056,943	Granite Master Issuer PLC, 0.367%, 12/20/54	2,048,098	0.4
1,000,000 #	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	1,046,985	0.2
21,783	GSR Mortgage Loan Trust, 2.340%, 06/25/34	21,145	0.0
247,100	GSR Mortgage Loan Trust, 2.682%, 09/25/35	248,245	0.1
409	GSR Mortgage Loan Trust, 6.000%, 03/25/32	423	0.0
142,315	Harborview Mortgage Loan Trust, 0.408%, 05/19/35	118,892	0.0
134,682	Indymac Index Mortgage Loan Trust, 2.532%, 12/25/34	123,741	0.0
2,495,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC10, 5.066%, 01/12/37	2,501,135	0.4
440,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC10, 5.097%, 01/12/37	439,153	0.1
650,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006- LDP8, 5.618%, 05/15/45	652,569	0.1
39,806,879 ^	JP Morgan Chase Commercial Mortgage Securities Trust 2012- CIBX XA, 1.926%, 06/15/45	2,848,628	0.5
384,579	JPMorgan Mortgage Trust, 2.555%, 07/25/35	391,760	0.1
46,623	JPMorgan Mortgage Trust, 2.594%, 02/25/35	46,587	0.0
615,050 #	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	617,220	0.1

See Accompanying Notes to Financial Statements
7

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
171,228	Merrill Lynch Mortgage Investors Trust, 2.224%, 05/25/33	$166,488	0.0
162,555	Merrill Lynch Mortgage Investors, Inc., 0.397%, 02/25/36	149,860	0.0
111,220	MLCC Mortgage Investors, Inc., 0.437%, 11/25/35	105,658	0.0
64,629	MLCC Mortgage Investors, Inc., 1.184%, 10/25/35	61,633	0.0
5,186,991	MLCC Mortgage Investors, Inc., 2.201%, 11/25/35	5,090,598	0.9
927,976 #	Morgan Stanley Re- REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	927,446	0.2
440,000 #	Morgan Stanley Re- REMIC Trust, 0.250%, 07/27/49	392,964	0.1
1,179,090	Provident Funding Mortgage Loan Trust, 2.627%, 10/25/35	1,176,478	0.2
11,998	Residential Accredit Loans, Inc., 0.587%, 03/25/33	11,901	0.0
7,500	Residential Asset Securitization Trust, 0.587%, 05/25/33	7,487	0.0
4,078	Residential Funding Mortgage Securities I, 6.500%, 03/25/32	4,249	0.0
92,811	Sequoia Mortgage Trust, 0.537%, 07/20/33	87,829	0.0
142,942	Sequoia Mortgage Trust, 2.668%, 04/20/35	148,500	0.0
132,814	Structured Adjustable Rate Mortgage Loan Trust, 2.629%, 08/25/35	126,247	0.0
271,917	Structured Asset Mortgage Investments, Inc., 0.438%, 07/19/35	261,009	0.1
40,192 #	Structured Asset Securities Corp., 2.652%, 10/28/35	39,384	0.0
1,063,333	Thornburg Mortgage Securities Trust, 5.102%, 10/25/46	1,042,888	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.897%, 05/15/43	$2,319,076	0.4
2,500,000	Wachovia Bank Commercial Mortgage Trust Series, 5.897%, 05/15/43	2,540,267	0.4
86,961	Washington Mutual Mortgage Pass-through Certificates, 0.507%, 01/25/45	82,301	0.0
10,702	Washington Mutual Mortgage Pass-through Certificates, 1.558%, 08/25/42	10,215	0.0
19,361	Washington Mutual Mortgage Pass-through Certificates, 1.930%, 02/27/34	18,950	0.0
556,618	Washington Mutual Mortgage Pass-through Certificates, 2.187%, 07/25/46	504,176	0.1
596,536	Washington Mutual Mortgage Pass-through Certificates, 2.187%, 08/25/46	538,155	0.1
1,388,251	Washington Mutual Mortgage Pass-through Certificates, 4.362%, 02/25/37	1,298,384	0.2
1,189,037	Wells Fargo Mortgage Backed Securities 2006- AR10 Trust, 2.683%, 07/25/36	1,172,649	0.2
123,266	Wells Fargo Mortgage- Backed Securities Trust, 2.613%, 10/25/33	124,406	0.0
156,793	Wells Fargo Mortgage- Backed Securities Trust, 2.616%, 01/25/35	158,731	0.0
233,532	Wells Fargo Mortgage- Backed Securities Trust, 2.695%, 12/25/34	235,402	0.0
	Total Collateralized Mortgage Obligations (Cost $69,872,984)	70,944,817	12.3

See Accompanying Notes to Financial Statements
8

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: 1.1%
	California: 0.6%
1,200,000	California State Public Works Board, 7.804%, 03/01/35	$1,563,924	0.3
500,000	California State University, 6.434%, 11/01/30	619,040	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	254,512	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	404,733	0.1
100,000	State of California, 7.700%, 11/01/30	122,724	0.0
200,000	University of California, 6.398%, 05/15/31	243,102	0.0
300,000	University of California, 6.548%, 05/15/48	373,260	0.1
		3,581,295	0.6
	Nevada: 0.5%
3,300,000	City of North Las Vegas NV, 6.572%, 06/01/40	2,976,732	0.5
	Total Municipal Bonds (Cost $6,110,681)	6,558,027	1.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.9%
	Federal Home Loan Mortgage Corporation: 11.4%##
27,000	0.750%, due 01/12/18	26,866	0.0
265,652	1.346%, due 10/25/44	269,986	0.1
753,876	1.546%, due 07/25/44	761,512	0.1
56,095	1.874%, due 09/01/35	59,395	0.0
177,209	1.875%, due 03/25/24	185,936	0.0
8,654	2.500%, due 04/01/32	9,167	0.0
24,206,000 W	3.000%, due 07/01/43	24,063,222	4.2
2,286	3.500%, due 07/15/32	2,338	0.0
29,110,705	3.500%, due 01/01/45	29,990,504	5.2
4,287,000 W	3.500%, due 08/01/45	4,399,115	0.8
183,365	4.500%, due 03/01/41	198,073	0.0
1,569,625	5.000%, due 04/01/41	1,748,060	0.3
18,777	5.500%, due 03/01/23	21,019	0.0
37,636	5.500%, due 05/01/23	42,157	0.0
509	5.500%, due 08/15/30	538	0.0
253,892	5.500%, due 06/01/36	285,658	0.1
444,743	5.500%, due 12/01/37	503,939	0.1
356,667	5.500%, due 04/01/38	399,406	0.1
86,107	5.500%, due 07/01/38	96,402	0.0
441	6.000%, due 10/01/17	450	0.0
7,025	6.000%, due 02/01/22	7,952	0.0
123,244	6.000%, due 03/01/23	139,545	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
420,671	6.000%, due 06/15/32	$477,514	0.1
14,559	6.000%, due 05/01/37	16,469	0.0
164,899	6.000%, due 07/01/37	186,524	0.0
166,002	6.000%, due 08/01/37	188,089	0.0
1,270,127	6.000%, due 09/01/37	1,437,806	0.3
2,362	6.000%, due 10/01/37	2,702	0.0
15,390	6.000%, due 12/01/37	17,420	0.0
5,224	6.000%, due 04/01/38	5,914	0.0
31,264	6.000%, due 06/01/38	35,562	0.0
5,482	6.000%, due 07/01/38	6,208	0.0
119,180	6.000%, due 08/01/38	135,183	0.0
190,289	6.000%, due 11/01/38	216,075	0.0
26,518	6.000%, due 05/01/39	30,022	0.0
		65,966,728	11.4
	Federal National Mortgage Association: 13.2%##
188,348	0.247%, due 07/25/37	176,951	0.0
51,168	0.307%, due 03/25/34	50,995	0.0
543,000 W	0.400%, due 08/01/45	574,025	0.1
67,565	1.356%, due 10/01/44	69,380	0.0
44,847	1.356%, due 10/01/44	46,034	0.0
427,919	1.504%, due 02/01/33	447,458	0.1
33,559	1.687%, due 04/25/24	34,863	0.0
238,374	1.748%, due 09/01/35	248,888	0.1
2,431	1.875%, due 02/01/20	2,439	0.0
84,846	1.949%, due 08/01/35	90,109	0.0
169,049	2.300%, due 02/01/35	181,429	0.0
4,660	2.369%, due 09/01/31	4,981	0.0
53,928	2.384%, due 04/01/32	55,871	0.0
126,401	2.435%, due 09/01/34	135,505	0.0
3,895,000 W	2.500%, due 08/01/29	3,934,272	0.7
7,000 W	3.500%, due 08/01/44	7,196	0.0
28,398	4.000%, due 07/01/18	29,781	0.0
124,229	4.000%, due 08/01/18	130,279	0.0
682,844	4.000%, due 09/01/18	716,097	0.1
131,604	4.000%, due 08/01/19	138,054	0.0
74,807	4.000%, due 03/01/24	78,545	0.0
51,989	4.000%, due 03/01/24	55,009	0.0
70,391	4.000%, due 04/01/24	73,866	0.0
50,500	4.000%, due 04/01/24	53,002	0.0
80,220	4.000%, due 04/01/24	84,164	0.0
563,131	4.000%, due 04/01/24	593,543	0.1
75,670	4.000%, due 04/01/24	80,083	0.0
53,606	4.000%, due 04/01/24	56,257	0.0
502,308	4.000%, due 05/01/24	532,037	0.1
59,062	4.000%, due 05/01/24	62,535	0.0
81,547	4.000%, due 05/01/24	86,397	0.0
524,292	4.000%, due 05/01/24	555,151	0.1
449,718	4.000%, due 05/01/24	473,972	0.1

See Accompanying Notes to Financial Statements
9

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
432,468	4.000%, due 05/01/24	$454,912	0.1
98,787	4.000%, due 05/01/24	104,620	0.0
72,932	4.000%, due 05/01/24	77,237	0.0
53,176	4.000%, due 05/01/24	56,287	0.0
504,200	4.000%, due 06/01/24	533,999	0.1
572,597	4.000%, due 06/01/24	603,812	0.1
55,817	4.000%, due 07/01/24	59,131	0.0
29,127	4.000%, due 08/01/24	30,855	0.0
44,309	4.000%, due 09/01/24	46,713	0.0
189,331	4.000%, due 10/01/24	200,596	0.0
36,458	4.000%, due 01/01/25	38,618	0.0
17,112	4.000%, due 02/01/25	18,129	0.0
18,926	4.000%, due 04/01/25	20,044	0.0
13,362	4.000%, due 05/01/25	14,287	0.0
9,619	4.000%, due 06/01/25	10,190	0.0
61,673	4.000%, due 07/01/25	65,928	0.0
25,557	4.000%, due 10/01/25	27,055	0.0
31,471	4.000%, due 11/01/25	33,526	0.0
403,313	4.000%, due 01/01/26	425,289	0.1
213,062	4.000%, due 01/01/26	223,657	0.1
9,763	4.000%, due 02/01/26	10,248	0.0
21,782	4.000%, due 02/01/26	23,285	0.0
101,485	4.000%, due 03/01/26	106,526	0.0
80,811	4.000%, due 04/01/26	86,412	0.0
1,433,239	4.000%, due 04/01/26	1,532,333	0.3
19,524	4.000%, due 04/01/26	20,672	0.0
25,430	4.000%, due 04/01/26	27,180	0.0
69,327	4.000%, due 05/01/26	74,162	0.0
109,030	4.000%, due 06/01/26	116,160	0.0
46,943	4.000%, due 06/01/26	49,502	0.0
52,511	4.000%, due 06/01/26	55,344	0.0
174,673	4.000%, due 07/01/26	186,855	0.0
59,543	4.000%, due 07/01/26	63,074	0.0
36,942	4.000%, due 10/01/31	39,545	0.0
24,829,142	4.000%, due 02/01/45	26,379,696	4.6
31,946	4.344%, due 12/01/36	34,062	0.0
3,258	4.500%, due 12/01/16	3,395	0.0
3,936	4.500%, due 10/01/17	4,101	0.0
3,950	4.500%, due 02/01/18	4,115	0.0
429,619	4.500%, due 02/01/18	447,618	0.1
8,029	4.500%, due 06/01/18	8,366	0.0
22,327	4.500%, due 07/01/18	23,268	0.0
56,797	4.500%, due 10/01/18	59,311	0.0
10,398	4.500%, due 03/01/19	10,835	0.0
25,290	4.500%, due 01/01/20	26,517	0.0
18,877	4.500%, due 03/01/24	20,253	0.0
460,858	4.500%, due 11/01/24	494,854	0.1
9,033	4.500%, due 06/01/25	9,421	0.0
36,032	4.500%, due 07/01/25	38,368	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
190,184	4.500%, due 01/01/26	$203,644	0.1
117,935	4.500%, due 07/01/26	124,438	0.0
191,208	4.500%, due 02/01/31	208,168	0.1
2,435	4.500%, due 02/01/39	2,633	0.0
3,677,268	4.500%, due 05/01/39	4,010,385	0.7
397,444	4.500%, due 05/01/39	429,867	0.1
655,582	4.500%, due 05/01/40	711,034	0.1
90,615	4.500%, due 12/01/40	98,296	0.0
593,934	4.500%, due 03/01/41	647,179	0.1
772,736	4.500%, due 05/01/42	835,774	0.2
19,912	4.500%, due 06/01/42	21,621	0.0
10,241,000 W	4.500%, due 07/01/44	11,073,082	1.9
4,723	5.000%, due 12/01/23	5,213	0.0
453,750	5.000%, due 09/01/35	501,914	0.1
208,724	5.000%, due 10/01/35	230,957	0.1
289,337	5.000%, due 12/01/35	319,996	0.1
168,411	5.000%, due 04/01/38	186,312	0.0
2,083	5.500%, due 04/01/21	2,225	0.0
21,942	5.500%, due 06/01/22	23,772	0.0
2,000	5.500%, due 11/01/22	2,116	0.0
2,148	5.500%, due 11/01/22	2,258	0.0
34,244	5.500%, due 11/01/22	37,714	0.0
29,835	5.500%, due 05/01/23	30,800	0.0
155,587	5.500%, due 06/01/23	174,649	0.0
75,954	5.500%, due 07/01/23	82,155	0.0
26,234	5.500%, due 07/01/23	28,743	0.0
55,603	5.500%, due 09/01/23	60,629	0.0
215,404	5.500%, due 07/01/25	241,785	0.1
49,594	5.500%, due 07/01/26	55,649	0.0
22,642	5.500%, due 12/01/27	25,408	0.0
22,004	5.500%, due 04/01/28	24,692	0.0
22,607	5.500%, due 08/01/28	25,368	0.0
24,833	5.500%, due 01/01/29	27,857	0.0
55,639	5.500%, due 09/01/29	62,441	0.0
226,914	5.500%, due 10/01/29	254,840	0.1
208,285	5.500%, due 04/01/33	235,021	0.1
19,951	5.500%, due 11/01/33	22,514	0.0
40,953	5.500%, due 12/01/33	45,966	0.0
200,372	5.500%, due 01/01/34	226,130	0.1
38,829	5.500%, due 06/01/34	43,557	0.0
50,014	5.500%, due 01/01/35	56,305	0.0
31,284	5.500%, due 02/01/35	35,270	0.0
85,885	5.500%, due 06/01/35	96,533	0.0
48,025	5.500%, due 07/01/35	54,131	0.0
12,379	5.500%, due 10/01/35	13,919	0.0
172,563	5.500%, due 11/01/35	193,662	0.0
50,542	5.500%, due 12/01/35	56,816	0.0
503,663	5.500%, due 12/01/35	567,035	0.1
65,463	5.500%, due 01/01/36	73,544	0.0

See Accompanying Notes to Financial Statements
10

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
249,525	5.500%, due 09/01/36	$281,345	0.1
4,467	5.500%, due 12/01/36	5,011	0.0
9,994	5.500%, due 12/01/36	11,211	0.0
517,557	5.500%, due 12/01/36	581,834	0.1
594,700	5.500%, due 12/01/36	667,118	0.1
195,285	5.500%, due 02/01/37	219,176	0.1
72,987	5.500%, due 05/01/37	81,927	0.0
9,320	5.500%, due 05/01/37	10,455	0.0
50,516	5.500%, due 08/01/37	56,899	0.0
168,245	5.500%, due 03/01/38	190,482	0.0
36,481	5.500%, due 05/01/38	40,924	0.0
1,348,310	5.500%, due 06/01/38	1,512,827	0.3
40,964	5.500%, due 08/01/38	46,072	0.0
770,468	5.500%, due 11/01/38	864,289	0.2
201,101	5.500%, due 01/01/39	225,845	0.1
75,580	5.500%, due 03/01/39	85,089	0.0
380,987	5.500%, due 09/01/41	427,571	0.1
21,843	6.000%, due 06/01/17	22,450	0.0
7,425	6.000%, due 01/01/18	7,694	0.0
2,930	6.000%, due 12/01/18	3,324	0.0
5,025	6.000%, due 05/01/21	5,701	0.0
56,327	6.000%, due 04/01/22	63,919	0.0
118,668	6.000%, due 06/01/22	134,618	0.0
17,940	6.000%, due 01/01/23	20,351	0.0
1,153	6.000%, due 11/01/32	1,308	0.0
440,567	6.000%, due 06/01/35	503,767	0.1
21,639	6.000%, due 07/01/35	24,612	0.0
19,651	6.000%, due 07/01/35	22,310	0.0
15,843	6.000%, due 10/01/35	18,044	0.0
123,941	6.000%, due 02/01/36	141,368	0.0
6,782	6.000%, due 06/01/36	7,716	0.0
10,926	6.000%, due 07/01/36	12,461	0.0
711,932	6.000%, due 08/01/36	815,562	0.2
2,092	6.000%, due 09/01/36	2,373	0.0
293,314	6.000%, due 09/01/36	333,827	0.1
105,490	6.000%, due 10/01/36	119,695	0.0
171,016	6.000%, due 11/01/36	195,282	0.0
43,578	6.000%, due 12/01/36	49,468	0.0
2,186	6.000%, due 01/01/37	2,496	0.0
10,919	6.000%, due 02/01/37	12,399	0.0
59,602	6.000%, due 03/01/37	67,712	0.0
35,069	6.000%, due 03/01/37	39,900	0.0
353,447	6.000%, due 05/01/37	401,979	0.1
40,757	6.000%, due 05/01/37	46,260	0.0
49,202	6.000%, due 05/01/37	56,024	0.0
188,439	6.000%, due 08/01/37	214,035	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
19,078	6.000%, due 08/01/37	$21,950	0.0
68,491	6.000%, due 08/01/37	77,696	0.0
21,143	6.000%, due 09/01/37	23,989	0.0
105,544	6.000%, due 10/01/37	119,857	0.0
66,651	6.000%, due 10/01/37	75,638	0.0
4,746	6.000%, due 12/01/37	5,454	0.0
4,797	6.000%, due 03/01/38	5,507	0.0
48,953	6.000%, due 06/01/38	55,692	0.0
139,203	6.000%, due 07/01/38	158,145	0.0
1,722	6.000%, due 08/01/38	1,954	0.0
4,211	6.000%, due 08/01/38	4,792	0.0
241,553	6.000%, due 10/01/38	274,020	0.1
72,737	6.000%, due 10/01/38	82,513	0.0
63,922	6.000%, due 10/01/38	72,753	0.0
140,784	6.000%, due 10/01/38	159,706	0.0
296,118	6.000%, due 11/01/38	335,955	0.1
8,967	6.000%, due 12/01/38	10,175	0.0
6,020	6.000%, due 10/01/39	6,906	0.0
87,116	6.000%, due 10/01/39	99,168	0.0
72,227	6.000%, due 04/01/40	82,231	0.0
6,731	6.500%, due 03/01/17	6,986	0.0
6,608	6.500%, due 07/01/29	7,594	0.0
444,494	6.500%, due 06/17/38	456,372	0.1
		76,153,331	13.2
	Government National Mortgage Association: 4.3%
12,327	0.585%, due 03/16/32	12,325	0.0
12,655,000	3.000%, due 08/01/44	12,743,487	2.2
7,859,000	3.500%, due 01/20/45	8,135,908	1.4
96,045	5.000%, due 06/15/37	107,406	0.0
77,731	5.000%, due 03/15/38	87,075	0.0
163,381	5.000%, due 11/15/38	181,182	0.0
112,674	5.000%, due 11/15/38	124,778	0.0
59,391	5.000%, due 12/15/38	65,876	0.0
301,074	5.000%, due 12/15/38	333,780	0.1
874,891	5.000%, due 12/15/38	971,559	0.2
452,724	5.000%, due 01/15/39	502,809	0.1
153,827	5.000%, due 01/15/39	170,729	0.0
423,791	5.000%, due 02/15/39	469,710	0.1
275,763	5.000%, due 03/15/39	305,895	0.1
331,797	5.000%, due 04/15/39	368,595	0.1
261,646	5.000%, due 09/15/39	290,802	0.0
50,093	5.000%, due 06/15/40	55,628	0.0
89,831	5.000%, due 09/15/40	99,563	0.0
		25,027,107	4.3

See Accompanying Notes to Financial Statements
11

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
	Total U.S. Government Agency Obligations (Cost $166,321,279)	$167,147,166	28.9
FOREIGN GOVERNMENT BONDS: 1.3%
300,000 #	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	303,000	0.0
600,000	Eksportfinans ASA, 5.500%, 05/25/16	618,000	0.1
500,000	Eksportfinans ASA, 5.500%, 06/26/17	531,095	0.1
1,800,000	Export-Import Bank of Korea, 4.125%, 09/09/15	1,811,689	0.3
2,700,000	Korea Development Bank, 4.375%, 08/10/15	2,710,690	0.5
400,000 #	Korea Housing Finance Corp., 4.125%, 12/15/15	405,844	0.1
500,000	Majapahit Holding BV, 7.250%, 06/28/17	545,000	0.1
617,000	Ukraine Government AID Bonds, 1.847%, 05/29/20	620,571	0.1
	Total Foreign Government Bonds (Cost $7,443,191)	7,545,889	1.3
U.S. TREASURY OBLIGATIONS: 10.0%
	U.S. Treasury Bonds: 4.0%
14,359,000	2.125%, due 05/15/25	14,076,300	2.4
10,306,000	2.500%, due 02/15/45	9,029,025	1.6
		23,105,325	4.0
	U.S. Treasury Notes: 6.0%
4,206,000	0.625%, due 06/30/17	4,204,027	0.7
12,282,000	1.125%, due 06/15/18	12,322,297	2.1
933,000	1.500%, due 07/31/16	944,298	0.2
10,394,000	1.625%, due 06/30/20	10,384,250	1.8
3,843,500	1.875%, due 05/31/22	3,797,259	0.6
3,342,000	2.125%, due 06/30/22	3,352,965	0.6
		35,005,096	6.0
	Total U.S. Treasury Obligations (Cost $58,327,219)	58,110,421	10.0
ASSET-BACKED SECURITIES: 9.9%
	Automobile Asset-Backed Securities: 0.8%
340,000	Capital Auto Receivables Asset Trust 2015-2, 2.290%, 05/20/20	340,245	0.1
270,000	Capital Auto Receivables Asset Trust 2015-2, 2.670%, 08/20/20	270,131	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,700,000	CarMax Auto Owner Trust 2015-2, 2.590%, 03/15/21	$1,702,743	0.3
400,000	GM Financial Automobile Leasing Trust 2015-2, 2.420%, 07/22/19	401,415	0.1
390,000	GM Financial Automobile Leasing Trust 2015-2, 2.990%, 07/22/19	391,354	0.1
1,480,000	Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	1,471,266	0.2
220,000 #	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	219,934	0.0
		4,797,088	0.8
	Home Equity Asset-Backed Securities: 0.3%
1,300,000	Home Equity Asset Trust 2005-2, 1.282%, 07/25/35	1,166,727	0.2
532,777	New Century Home Equity Loan Trust 2005-2, 0.677%, 06/25/35	438,036	0.1
		1,604,763	0.3
	Other Asset-Backed Securities: 8.8%
300,000 #	American Homes 4 Rent 2015-SFR1, 5.639%, 04/17/45	312,403	0.1
500,000 #	Apidos Cinco CDO Ltd., 2.525%, 05/14/20	492,709	0.1
939,275	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11, 1.312%, 11/25/34	808,172	0.1
500,000 #	Black Diamond CLO 2005-1A C, 1.051%, 06/20/17	496,021	0.1
4,438,636 #	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.537%, 10/23/21	4,366,091	0.8
4,200,000 #	CIFC Funding Ltd, 1.425%, 08/14/24	4,198,442	0.7
3,750,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	3,657,064	0.6
2,074,972	Countrywide Asset-Backed Certificates 2006-26 2A3, 0.357%, 06/25/37	1,951,542	0.3

See Accompanying Notes to Financial Statements
12

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
683,892	Countrywide Asset-Backed Certificates, 0.367%, 08/25/36	$674,431	0.1
449,399	Countrywide Asset-Backed Certificates, 0.367%, 09/25/36	443,830	0.1
2,000,000 #	Denali Capital CLO VI Ltd., 1.976%, 04/21/20	1,992,962	0.3
1,000,000 #	Duane Street CLO III Ltd., 1.036%, 01/11/21	983,547	0.2
500,000 #	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	496,297	0.1
1,000,000 #	Flagship CLO V, 0.631%, 09/20/19	982,872	0.2
1,500,000 #	Flagship CLO V, 0.981%, 09/20/19	1,458,969	0.3
1,500,000 #	Flagship CLO V, 1.831%, 09/20/19	1,451,746	0.3
2,500,000 #	Gallatin CLO III Ltd. 2007-1A A2L, 0.614%, 05/15/21	2,496,418	0.4
5,000,000 #	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.179%, 10/28/19	4,942,770	0.9
2,043,256 #	Hillmark Funding, 0.531%, 05/21/21	2,022,919	0.3
300,000 #	Invitation Homes Trust 2014-SFR2 E, 3.335%, 06/17/32	293,433	0.0
2,000,000 #	Jersey Street CLO Ltd., 1.825%, 10/20/18	1,961,260	0.3
87,763	JPMorgan Mortgage Acquisition Corp., 0.247%, 03/25/47	86,747	0.0
58,753	Long Beach Mortgage Loan Trust, 0.747%, 10/25/34	56,813	0.0
2,500,000 #	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,637,950	0.5
500,000 #	Madison Park Funding Ltd., 5.527%, 07/26/21	500,139	0.1
1,700,000 #	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	1,702,308	0.3
2,500,000 #	Race Point IV CLO Ltd., 1.028%, 08/01/21	2,493,778	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,700,000	Specialty Underwriting & Residential Finance Trust Series 2005-BC2, 1.162%, 12/25/35	$1,512,055	0.3
3,578,459 #	SpringCastle America Funding LLC, 2.700%, 05/25/23	3,602,023	0.6
2,000,000 #	Telos CLO 2006-1A D Ltd., 1.976%, 10/11/21	1,960,556	0.3
		51,036,267	8.8
	Total Asset-Backed Securities (Cost $57,190,039)	57,438,118	9.9
CERTIFICATES OF DEPOSIT: 0.6%
	Financial: 0.6%
3,600,000	Credit Suisse/New York NY, 0.689%, 12/07/15	3,601,040	0.6
	Total Certificates of Deposit (Cost $3,600,000)	3,601,040	0.6

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 10.5%
	Affiliated Investment Companies: 10.5%
856,628	Voya Emerging Markets Corporate Debt Fund - Class P	8,377,821	1.4
1,442,635	Voya Emerging Markets Hard Currency Debt Fund - Class P	13,445,359	2.3
1,122,449	Voya Emerging Markets Local Currency Debt Fund - Class P	8,474,490	1.5
1,290,200	Voya High Yield Bond Fund - Class P	10,399,013	1.8
929,227	Voya Investment Grade Credit Fund - Class P	9,859,104	1.7
998,243	Voya Securitized Credit Fund - Class P	10,202,046	1.8
	Total Mutual Funds (Cost $61,122,475)	60,757,833	10.5
	Total Long-Term Investments (Cost $614,302,560)	612,728,281	105.8

See Accompanying Notes to Financial Statements
13

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Commercial Paper: 4.2%
2,000,000	CAMPBELL SOUP CP 092115, 0.310%, 09/21/15	$1,998,580	0.3
5,000,000	CONSOLIDTD EDSN CP 060715, 0.180%, 07/06/15	4,999,850	0.9
3,000,000	CVS 0% 7/24/15, 0.260%, 07/24/15	2,999,490	0.5
900,000	ENI Finance USA, Inc., 0.570%, 09/24/15	898,794	0.2
5,000,000	Kroger Co., 0.240%, 07/01/15	4,999,967	0.9
3,000,000	Mondelez International, Inc., 0.230%, 07/14/15	2,999,730	0.5
2,500,000	MONSANTO DISC 8/24/15, 0.300%, 08/24/15	2,498,875	0.4
3,000,000	NBC UNIVERSAL 0% 7/13/15, 0.250%, 07/13/15	2,999,730	0.5
		24,395,016	4.2
	Securities Lending Collateralcc: 0.7%
94,496	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $94,497, collateralized by various U.S. Government Securities, 0.500%- 3.375%, Market Value plus accrued interest $96,386, due 02/28/17-05/15/44)	94,496	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15-05/20/65)	1,000,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $1,020,000, due 11/15/16-07/01/45)	$1,000,000	0.2
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $1,019,995, due 11/15/15-03/01/48)	1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,020,000, due 07/31/15-05/20/65)	1,000,000	0.2
		4,094,496	0.7

See Accompanying Notes to Financial Statements
14

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.6%
9,065,000	Black Rock Liquidity Funds,TempFund, Institutional Class, 0.090%†† (Cost $9,065,000)	$9,065,000	1.6
	Total Short-Term Investments (Cost $37,551,614)	37,554,512	6.5
	Total Investments in Securities (Cost $651,854,174)	$650,282,793	112.3
	Liabilities in Excess of Other Assets	(71,153,846)	(12.3)
	Net Assets	$579,128,947	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $652,206,219.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,836,445
Gross Unrealized Depreciation	(7,759,871)
Net Unrealized Depreciation	$(1,923,426)

See Accompanying Notes to Financial Statements
15

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.5%
	Australia: 0.4%
703,000	BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$735,524	0.3
320,000	Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	315,671	0.1
		1,051,195	0.4
	Canada: 0.1%
402,000	Goldcorp, Inc., 3.700%, 03/15/23	386,445	0.1
	China: 0.2%
601,000 #	Alibaba Group Holding Ltd., 3.600%, 11/28/24	579,778	0.2
	France: 0.6%
294,000	BPCE SA, 2.500%, 12/10/18	298,945	0.1
287,000 #	BPCE SA, 5.150%, 07/21/24	291,233	0.1
940,000 #	Numericable Group SA, 6.000%, 05/15/22	928,838	0.4
		1,519,016	0.6
	Germany: 0.3%
730,000	Deutsche Bank AG/ London, 1.875%, 02/13/18	727,881	0.3
	Guernsey: 0.3%
716,000 #	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	707,649	0.3
	Italy: 0.1%
286,000	Intesa Sanpaolo SpA, 3.875%, 01/15/19	294,298	0.1
	Japan: 0.4%
790,000 #	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	786,819	0.3
200,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	196,293	0.1
		983,112	0.4
	Luxembourg: 0.3%
690,000	Actavis Funding SCS, 2.350%, 03/12/18	694,114	0.3
	Mexico: 0.0%
MXN1,007,437 ±	Banco Invex S.A., 03/13/34	—	—
MXN211,163	JPMorgan Hipotecaria su Casita, 09/25/35	15,603	0.0
		15,603	0.0
	Netherlands: 0.7%
200,000 #	Carlson Wagonlit BV, 6.875%, 06/15/19	211,300	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Netherlands (continued)
269,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	$293,345	0.1
690,000	Shell International Finance BV, 3.250%, 05/11/25	683,640	0.2
800,000 #	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	789,858	0.3
		1,978,143	0.7
	Norway: 0.1%
380,000	Statoil ASA, 2.450%, 01/17/23	364,379	0.1
	Sweden: 0.4%
298,000 #,L	Nordea Bank AB, 5.500%, 09/29/49	295,672	0.1
670,000 #	Swedbank AB, 2.200%, 03/04/20	665,683	0.3
		961,355	0.4
	Switzerland: 0.3%
400,000 #	Credit Suisse AG, 6.500%, 08/08/23	438,444	0.2
250,000	UBS AG/Stamford CT, 7.625%, 08/17/22	293,100	0.1
		731,544	0.3
	United Kingdom: 0.5%
1,002,000	Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	998,835	0.4
265,000 #	Barclays Bank PLC, 6.050%, 12/04/17	288,605	0.1
		1,287,440	0.5
	United States: 18.8%
475,000	21st Century Fox America, Inc., 4.500%, 02/15/21	514,288	0.2
690,000	AbbVie, Inc., 2.500%, 05/14/20	683,398	0.3
470,000	American International Group, Inc., 3.375%, 08/15/20	486,605	0.2
447,000	Air Lease Corp., 4.250%, 09/15/24	444,765	0.2
80,000	Albemarle Corp., 3.000%, 12/01/19	80,173	0.0
570,000 #	Alliance Data Systems Corp., 5.375%, 08/01/22	562,875	0.2

16

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
780,000	American Tower Corp., 5.000%, 02/15/24	$824,922	0.3
638,000	Amsurg Corp., 5.625%, 07/15/22	645,975	0.2
1,050,000	Apple Inc., 1.000%, 05/03/18	1,038,699	0.4
710,000	Apple, Inc., 3.200%, 05/13/25	706,097	0.3
243,000	AT&T, Inc., 2.500%, 08/15/15	243,463	0.1
330,000	AT&T, Inc., 3.000%, 06/30/22	318,822	0.1
368,000	Bank of America Corp., 3.300%, 01/11/23	362,565	0.1
458,000	Bank of America Corp., 4.100%, 07/24/23	471,761	0.2
309,000	Bank of America Corp., 4.000%, 04/01/24	314,571	0.1
1,309,000	Barrick North America Finance LLC, 5.750%, 05/01/43	1,259,414	0.5
374,000	BioMed Realty L.P., 4.250%, 07/15/22	378,950	0.1
540,000 #	Calpine Corp., 6.000%, 01/15/22	573,750	0.2
490,000	CBRE Services, Inc., 5.250%, 03/15/25	508,375	0.2
267,000	CBS Corp., 3.700%, 08/15/24	261,020	0.1
689,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	673,497	0.3
621,000	Celgene Corp., 4.000%, 08/15/23	635,444	0.2
382,000	Citigroup, Inc., 4.000%, 08/05/24	377,111	0.1
469,000	Citigroup, Inc., 5.500%, 09/13/25	507,137	0.2
758,000	Citizens Bank NA/ Providence RI, 2.450%, 12/04/19	753,243	0.3
262,000	ConocoPhillips Co., 3.350%, 11/15/24	259,181	0.1
262,000	ConocoPhillips Co., 4.300%, 11/15/44	250,133	0.1
562,000 #	COX Communications, Inc., 2.950%, 06/30/23	518,177	0.2
985,000	Devon Energy Corp., 5.600%, 07/15/41	1,031,469	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
446,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	$452,998	0.2
372,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	350,055	0.1
442,000	Discover Bank/ Greenwood DE, 7.000%, 04/15/20	514,532	0.2
310,000	Eastman Chemical Co., 2.700%, 01/15/20	309,588	0.1
680,000	Eaton Corp., 4.150%, 11/02/42	627,486	0.2
585,000	eBay, Inc., 2.600%, 07/15/22	543,257	0.2
326,000	Emerson Electric Co., 2.625%, 12/01/21	325,206	0.1
1,026,000	Energy Transfer Partners L.P., 4.900%, 02/01/24	1,043,872	0.4
625,000	Entergy Corp., 5.125%, 09/15/20	680,321	0.3
539,000	Fifth Third Bancorp., 8.250%, 03/01/38	778,924	0.3
532,000	FirstEnergy Corp., 4.250%, 03/15/23	535,527	0.2
110,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	101,855	0.0
253,000	Freeport-McMoRan, Inc., 4.000%, 11/14/21	248,514	0.1
478,000	General Dynamics Corp., 2.250%, 11/15/22	453,098	0.2
715,000	General Electric Capital Corp., 6.750%, 03/15/32	927,397	0.4
960,000 #	Glencore Funding LLC, 2.500%, 01/15/19	949,399	0.4
289,000	Goldman Sachs Group, Inc., 4.800%, 07/08/44	286,679	0.1
627,000	Goldman Sachs Group, Inc., 5.250%, 07/27/21	696,127	0.3
605,000	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	754,426	0.3
721,000	HCP, Inc., 4.250%, 11/15/23	727,136	0.3
292,000	Hewlett-Packard Co., 2.600%, 09/15/17	297,389	0.1

17

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
540,000 #	HJ Heinz Co., 3.950%, 07/15/25	$544,136	0.2
294,000	Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	297,748	0.1
1,165,000	Indiana Michigan Power, 7.000%, 03/15/19	1,356,182	0.5
570,000 #	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	574,987	0.2
810,000	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	Jefferson Smurfit Escrow, 06/01/13	—	–
302,000 #	Jersey Central Power & Light Co., 4.700%, 04/01/24	316,864	0.1
430,000 #	JM Smucker Co, 3.000%, 03/15/22	422,539	0.2
362,000	JPMorgan Chase & Co., 1.625%, 05/15/18	359,843	0.1
478,000	JPMorgan Chase & Co., 6.000%, 12/29/49	475,610	0.2
55 #	Kern River Funding Corp., 4.893%, 04/30/18	59	0.0
222,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	216,312	0.1
476,000	Kohl’s Corp., 4.750%, 12/15/23	510,517	0.2
375,000 #	Medtronic, Inc., 3.150%, 03/15/22	376,666	0.1
393,000 #	Medtronic, Inc., 3.500%, 03/15/25	392,173	0.2
372,000	Morgan Stanley, 3.750%, 02/25/23	376,917	0.1
587,000	Morgan Stanley, 3.875%, 04/29/24	593,082	0.2
618,000	Morgan Stanley, 4.100%, 05/22/23	619,407	0.2
240,000	MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	256,800	0.1
1,048,000	Mylan, Inc./PA, 2.600%, 06/24/18	1,055,770	0.4
625,000 L	Netflix, Inc., 5.750%, 03/01/24	645,312	0.2
490,000	Newell Rubbermaid, Inc., 2.875%, 12/01/19	495,347	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
422,000	21st Century Fox America, Inc., 5.400%, 10/01/43	$450,560	0.2
381,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	380,332	0.1
504,000	Oracle Corp., 2.950%, 05/15/25	485,309	0.2
568,000	Philip Morris International, Inc., 4.250%, 11/10/44	536,843	0.2
390,000	Phillips 66, 4.875%, 11/15/44	372,590	0.1
280,000	Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	271,600	0.1
280,000	Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	286,384	0.1
339,000	Reynolds American, Inc., 6.150%, 09/15/43	364,141	0.1
470,000 #	Sable International Finance Ltd., 8.750%, 02/01/20	505,250	0.2
585,000 #	Sanmina Corp., 4.375%, 06/01/19	585,000	0.2
130,000	Scripps Networks Interactive, Inc., 2.750%, 11/15/19	130,124	0.1
260,000	Scripps Networks Interactive, Inc., 3.900%, 11/15/24	255,676	0.1
462,000	Simon Property Group L.P., 4.250%, 10/01/44	438,123	0.2
676,000	St Jude Medical, Inc., 2.500%, 01/15/16	683,259	0.3
570,000	Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	578,550	0.2
245,000	Stone Webster Escrow, 07/01/12	—	—
130,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	126,290	0.0
445,000	Synchrony Financial, 4.250%, 08/15/24	447,111	0.2
585,000	Tenet Healthcare Corp., 6.000%, 10/01/20	625,219	0.2

18

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
340,000	Time Warner Cable, Inc., 5.875%, 11/15/40	$329,231	0.1
606,000	Time Warner Cable, Inc., 6.500%, 11/15/36	711,893	0.3
505,000 #	Valeant Pharmaceuticals International, 7.250%, 07/15/22	538,456	0.2
337,000	Verizon Communications, Inc., 5.012%, 08/21/54	309,305	0.1
1,328,000	Verizon Communications, Inc., 5.150%, 09/15/23	1,457,488	0.6
339,000	Verizon Communications, Inc., 6.550%, 09/15/43	397,736	0.2
360,000	Walgreen Co., 3.100%, 09/15/22	349,665	0.1
599,000	Wells Fargo & Co., 4.100%, 06/03/26	601,319	0.2
510,000	Xerox Corp., 2.750%, 09/01/20	505,237	0.2
		49,898,628	18.8
	Total Corporate Bonds/Notes (Cost $61,698,356)	62,180,580	23.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.9%
	United States: 11.9%
479,472	Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	483,080	0.2
800,000	Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	830,694	0.3
700,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	711,992	0.3
540,000	Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	563,069	0.2
1,033,079	Banc of America Funding Corp., 5.500%, 02/25/35	1,053,196	0.4
1,130,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	1,154,580	0.4
440,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.328%, 09/10/47	444,787	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
440,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	$482,052	0.2
1,030,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,029,903	0.4
500,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.256%, 10/12/42	503,570	0.2
520,492 #	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	572,281	0.2
240,000 #	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	239,995	0.1
260,124	Citigroup Mortgage Loan Trust, Inc., 2.723%, 05/25/35	259,847	0.1
680,000 #	COMM 2004-LNB2 H Mortgage Trust, 6.067%, 03/10/39	751,058	0.3
10,917,185 #,^	COMM 2012 - LTRT XA, 1.208%, 10/05/30	624,163	0.2
4,072,431 ^	COMM 2012-CCRE1 XA Mortgage Trust, 2.282%, 05/15/45	390,861	0.1
11,183,283 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	1,072,911	0.4
2,976,791 ^	COMM 2013-LC6 XA Mortgage Trust, 1.900%, 01/10/46	232,672	0.1
4,422,266 ^	COMM 2014-CCRE17 XA Mortgage Trust, 1.362%, 05/10/47	308,071	0.1
480,000 #	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	488,241	0.2
228,000	Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	237,628	0.1
380,000	Commercial Mortgage Trust, 5.380%, 07/15/44	382,242	0.1
169,751	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	178,009	0.1

19

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
193,025	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	$190,334	0.1
29,852 #	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	29,882	0.0
535,514 #	Credit Suisse Mortgage Capital Certificates 2009- 3R 30A1, 2.289%, 07/27/37	537,537	0.2
5,344,727 #,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.531%, 11/10/46	97,190	0.0
71,600 #	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.686%, 01/27/37	120,223	0.0
580,000	Fannie Mae Connecticut Avenue Securities 2013- CO1 M2, 4.737%, 02/25/25	586,521	0.2
320,000	Fannie Mae Connecticut Avenue Securities 2014- C03 2M2, 3.087%, 07/25/24	296,499	0.1
1,780,000	Fannie Mae Connecticut Avenue Securities, 5.087%, 11/25/24	1,838,687	0.7
340,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	353,232	0.1
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	198,752	0.1
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	217,200	0.1
180,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	183,142	0.1
1,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.737%, 10/25/24	1,126,951	0.4
44,206,448 #,^	FREMF Mortgage Trust, 0.100%, 12/25/44	226,735	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
130,000	GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	$133,322	0.0
155,990	GSR Mortgage Loan Trust, 2.703%, 09/25/35	157,719	0.1
2,760,000 #,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	64,842	0.0
500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.520%, 05/15/45	511,722	0.2
487,794 #	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.623%, 10/15/37	490,044	0.2
270,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC9 E, 5.847%, 06/12/41	263,758	0.1
8,502,749 ^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.926%, 06/15/45	608,467	0.2
207,438	JPMorgan Mortgage Trust, 2.564%, 07/25/35	205,819	0.1
360,000	LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	362,392	0.1
780,000	LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.048%, 06/15/38	796,337	0.3
260,000	LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.048%, 06/15/38	264,109	0.1
360,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.096%, 09/15/39	367,443	0.1
150,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.096%, 09/15/39	152,269	0.1
150,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.096%, 09/15/39	149,744	0.1

20

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
230,749	MASTR Adjustable Rate Mortgages Trust, 2.582%, 04/25/36	$222,978	0.1
360,000	Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	397,168	0.1
317,002	Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	318,869	0.1
570,000 #	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	615,459	0.2
460,000 #	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	489,187	0.2
865,000 #	Morgan Stanley Capital I Trust 2011-C1, 5.418%, 09/15/47	951,869	0.4
434,586 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	434,338	0.2
290,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	258,999	0.1
466,825 #	N-Star Real Estate CDO Ltd. 2013-1A A, 2.037%, 08/25/29	466,591	0.2
7,534	Residential Accredit Loans, Inc., 3.083%, 04/25/35	1,087	0.0
670,000 #	TIAA CMBS I Trust 2001- C1A L, 5.770%, 06/19/33	695,378	0.3
6,663,347 #,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.276%, 08/10/49	680,493	0.3
654,999	WaMu Mortgage Pass- Through Certificates Series 2007-HY2 1A1, 2.252%, 12/25/36	592,447	0.2
6,078,703 #,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.241%, 10/15/45	590,156	0.2
701,087	Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 4.892%, 08/25/35	695,757	0.3
112,877	Wells Fargo Mortgage- Backed Securities Trust, 2.601%, 02/25/34	114,564	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
317,177	Wells Fargo Mortgage- Backed Securities Trust, 2.617%, 02/25/35	$319,673	0.1
2,992,437 #,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.346%, 08/15/45	282,259	0.1
	Total Collateralized Mortgage Obligations (Cost $31,149,848)	31,653,046	11.9
STRUCTURED PRODUCTS: 0.0%
	Mexico: 0.0%
MXN15,114	Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	875	0.0
MXN26,442	Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	1,530	0.0
MXN398,674	Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	23,077	0.0
MXN29,055	Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	1,682	0.0
MXN21,109	Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	1,222	0.0
MXN13,481	Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	780	0.0
MXN2,483	Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	144	0.0
		29,310	0.0
	Russia: 0.0%
RUB6,709,216	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 4.280%, 08/22/34	53,644	0.0
	Total Structured Products (Cost $287,827)	82,954	0.0

21

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 7.7%
	Austria: 1.4%
EUR3,000,000 #	Austria Government Bond, 1.650%, 10/21/24	$3,535,333	1.4
	Brazil: 0.2%
BRL705,000	Brazil Notas do Tesouro Nacional Series F, 05/15/45	600,234	0.2
	Germany: 2.0%
EUR2,997,000 Z	Bundesobligation, 04/17/20	3,329,327	1.2
EUR170,000	Bundesrepublik Deutschland, 2.500%, 08/15/46	232,235	0.1
EUR10,000	Bundesrepublik Deutschland, 2.000%, 08/15/23	12,435	0.0
EUR200,000	Bundesrepublik Deutschland, 0.500%, 02/15/25	217,405	0.1
EUR1,230,000	Bundesschatzanweisungen, -0.230%, 06/16/17	1,377,355	0.5
EUR170,000 Z	Bundesschatzanweisungen, 12/11/15	189,760	0.1
		5,358,517	2.0
	Italy: 3.1%
EUR7,900,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 06/01/25	8,188,651	3.1
	South Africa: 0.0%
ZAR1,000,000	Transnet SOC Ltd., 10.800%, 11/06/23	86,038	0.0
	Spain: 1.0%
EUR2,340,000 #	Spain Government Bond, 2.750%, 10/31/24	2,713,756	1.0
	Total Foreign Government Bonds (Cost $21,052,171)	20,482,529	7.7
U.S. TREASURY OBLIGATIONS: 14.4%
	Treasury Bonds: 9.7%
24,880,000	2.125%, due 05/15/25	24,390,163	9.2
1,606,000	2.500%, due 02/15/45	1,407,007	0.5
		25,797,170	9.7
	U.S. Treasury Notes: 4.7%
2,661,000	0.625%, due 06/30/17	2,659,752	1.0
3,260,000	1.125%, due 06/15/18	3,270,696	1.2
3,603,000	1.500%, due 07/31/16	3,646,629	1.4
2,782,000	1.625%, due 06/30/20	2,779,390	1.1
		12,356,467	4.7
	Total U.S. Treasury Obligations (Cost $38,196,075)	38,153,637	14.4

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.8%
	Federal Home Loan Mortgage Corporation: 6.6%##
45,404	0.636%, due 02/15/29	$45,914	0.0
16,250	0.686%, due 03/15/32	16,451	0.0
65,107	0.686%, due 01/15/33	65,703	0.0
23,723	1.136%, due 08/15/31	24,432	0.0
13,495	1.136%, due 02/15/32	13,903	0.0
13,998	1.186%, due 02/15/32	14,371	0.0
13,647	1.186%, due 02/15/32	14,009	0.0
19,989	1.186%, due 03/15/32	20,522	0.0
1,929,000 W	3.000%, due 07/01/43	1,917,622	0.7
1,490,036	3.000%, due 04/01/45	1,484,090	0.6
1,502,675	3.000%, due 04/01/45	1,496,445	0.6
2,664,000 W	3.500%, due 08/01/45	2,733,670	1.0
1,040,135 ^	4.000%, due 02/15/43	196,872	0.1
16,436,693 ^	4.000%, due 04/15/43	3,139,180	1.2
6,676,630 ^	4.265%, due 05/15/36	725,316	0.3
6,704	5.000%, due 01/01/20	7,115	0.0
29,552	5.000%, due 02/01/20	31,521	0.0
211,350	5.000%, due 09/15/23	228,469	0.1
798,778	5.000%, due 02/15/34	864,319	0.3
728,095	5.000%, due 11/15/34	808,212	0.3
21,117	5.000%, due 12/01/34	23,591	0.0
14,665	5.500%, due 01/01/18	15,309	0.0
2,590,446 ^	5.765%, due 10/15/36	359,289	0.1
6,939,883 ^	5.815%, due 05/15/36	728,688	0.3
5,572,930 ^	5.865%, due 07/15/40	876,488	0.3
146,883 ^	5.965%, due 07/15/35	25,508	0.0
10,043	6.000%, due 05/15/17	10,417	0.0
59,694	6.000%, due 02/01/34	68,405	0.0
2,675,196 ^	6.065%, due 11/15/32	503,472	0.2
1,397,250 ^	6.415%, due 08/15/28	178,623	0.1
3,089	6.500%, due 04/01/18	3,191	0.0
15,746	6.500%, due 02/01/22	18,044	0.0
20,739	6.500%, due 09/01/22	23,766	0.0
60,135	6.500%, due 04/15/28	67,168	0.0
11,873	6.500%, due 06/15/31	13,269	0.0
102,237	6.500%, due 02/15/32	119,247	0.1
73,471	6.500%, due 06/15/32	84,909	0.0
5,547	6.500%, due 08/01/32	6,473	0.0
10,758	6.500%, due 07/01/34	12,326	0.0
7,543	6.500%, due 07/01/34	8,643	0.0
63,950	6.750%, due 02/15/24	71,024	0.0
110,871	7.000%, due 09/15/26	124,941	0.1
18,030 ^	7.000%, due 03/15/28	3,706	0.0
100,987 ^	7.000%, due 04/15/28	20,766	0.0
161,350 ^	7.465%, due 03/15/29	36,145	0.0
92,329	7.500%, due 09/15/22	103,026	0.1

22

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
152,419 ^	7.515%, due 03/15/29	$29,425	0.0
107,079	8.000%, due 05/15/35	121,019	0.1
226,775 ^	8.765%, due 08/15/29	57,193	0.0
11,418	23.703%, due 06/15/34	12,819	0.0
30,820	24.070%, due 08/15/35	48,200	0.0
		17,623,226	6.6
	Federal National Mortgage Association: 10.5%##
1,501,000 W	0.300%, due 08/01/44	1,491,531	0.6
4,194,000 W	0.400%, due 08/01/45	4,433,631	1.7
9,038	0.587%, due 11/25/33	9,097	0.0
9,616	0.685%, due 10/18/32	9,745	0.0
14,639	1.187%, due 04/25/32	15,033	0.0
4,505	1.187%, due 04/25/32	4,626	0.0
44,228	1.187%, due 09/25/32	45,425	0.0
44,234	1.187%, due 12/25/32	45,431	0.0
321,306	2.406%, due 10/01/36	343,153	0.1
768,000 W	2.500%, due 08/01/29	775,744	0.3
2,429,839 ^	3.000%, due 06/25/33	404,371	0.2
1,112,373	3.000%, due 07/01/43	1,113,350	0.4
3,862,063	3.000%, due 07/01/43	3,869,638	1.5
1,306,391 ^	3.500%, due 08/25/33	176,349	0.1
786,401 ^	3.500%, due 08/25/43	155,615	0.1
279,000 W	3.500%, due 08/01/44	286,803	0.1
3,528,263 ^	3.863%, due 02/25/37	82,725	0.0
2,440,035 ^	4.000%, due 06/25/42	406,312	0.2
164,085	4.500%, due 08/25/25	175,652	0.1
4,132,587	4.500%, due 05/01/44	4,469,718	1.7
2,562,213 ^	5.000%, due 05/25/18	120,681	0.1
371,784	5.000%, due 07/25/40	395,789	0.2
139,952	5.000%, due 06/01/41	155,089	0.1
19,951	5.500%, due 09/01/19	21,117	0.0
16,099	5.500%, due 09/01/19	16,994	0.0
49,762	5.500%, due 09/01/24	55,865	0.0
79,648 ^	5.500%, due 07/25/33	17,353	0.0
32,958 ^	5.500%, due 06/01/35	6,891	0.0
3,374,275 ^	5.753%, due 01/25/38	609,473	0.2
6,063,347 ^	5.763%, due 09/25/41	996,327	0.4
5,067,985 ^	5.793%, due 11/25/41	886,306	0.3
3,537,434 ^	5.913%, due 01/25/43	891,713	0.3
8,374	6.000%, due 03/25/17	8,636	0.0
16,467	6.000%, due 06/01/17	17,024	0.0
11,039	6.000%, due 05/01/21	11,769	0.0
35,884	6.000%, due 01/25/32	41,018	0.0
146,145 ^	6.000%, due 12/01/32	33,454	0.0
62,698 ^	6.000%, due 02/01/33	12,411	0.0
61,009 ^	6.000%, due 03/01/33	12,151	0.0
72,854 ^	6.000%, due 03/01/33	16,888	0.0
189,389	6.000%, due 11/01/34	216,604	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
289,035	6.000%, due 04/01/35	$330,632	0.1
34,509 ^	6.000%, due 09/01/35	6,980	0.0
4,853,935 ^	6.263%, due 02/25/42	840,337	0.3
155,427 ^	6.353%, due 06/25/37	24,634	0.0
495,374 ^	6.383%, due 06/25/36	91,644	0.0
24,248	6.500%, due 04/25/29	27,893	0.0
35,448	6.500%, due 11/25/29	40,438	0.0
124,334	6.500%, due 12/01/29	144,447	0.1
39,281	6.500%, due 10/25/31	45,128	0.0
249,764 ^	6.500%, due 02/01/32	59,275	0.0
37,651	6.500%, due 04/25/32	43,495	0.0
50,789	6.500%, due 01/01/34	58,664	0.0
28,772 ^	6.563%, due 05/25/35	5,378	0.0
41,156 ^	6.913%, due 06/25/23	5,001	0.0
324	7.000%, due 11/01/17	330	0.0
43,800 ^	7.000%, due 02/01/28	10,269	0.0
54,077 ^	7.000%, due 03/25/33	15,629	0.0
1,278	7.000%, due 04/01/33	1,536	0.0
44,070 ^	7.000%, due 04/25/33	9,728	0.0
138,500 ^	7.043%, due 09/25/36	25,405	0.0
238,334 ^	7.363%, due 10/25/33	44,983	0.0
125,970 ^	7.443%, due 03/25/23	5,789	0.0
61,913 ^	7.500%, due 01/01/24	12,732	0.0
33,788	7.500%, due 09/01/32	40,932	0.0
85,735	7.500%, due 01/01/33	104,033	0.0
148,126 ^	7.563%, due 07/25/31	33,691	0.0
85,127 ^	7.563%, due 02/25/32	16,809	0.0
51,470 ^	7.763%, due 07/25/32	11,664	0.0
1,730,167 ^	7.815%, due 12/18/32	371,268	0.1
286,346	8.000%, due 05/25/43	376,391	0.2
165,992	23.148%, due 10/25/35	289,653	0.1
125,535	23.252%, due 07/25/35	186,479	0.1
89,304	23.514%, due 06/25/36	132,296	0.1
31,036	23.881%, due 03/25/36	49,970	0.0
248,774	24.067%, due 10/25/40	518,613	0.2
59,452	27.337%, due 04/25/35	98,257	0.0
563,648	32.515%, due 11/25/36	1,015,840	0.4
		27,953,745	10.5
	Government National Mortgage Association: 1.7%
221,000	3.500%, due 01/20/45	228,787	0.1
10,225,359 ^	4.000%, due 04/20/38	1,027,075	0.4
81,094	5.000%, due 04/15/34	90,617	0.1
5,222,538 ^	5.663%, due 06/20/40	809,309	0.3
26,094	6.500%, due 02/20/35	31,454	0.0
2,916,895 ^	6.515%, due 07/16/41	619,730	0.2
60,205	8.000%, due 01/16/30	69,601	0.0
271,060	8.000%, due 02/16/30	315,732	0.1
754,319	21.443%, due 03/20/37	1,167,661	0.5

23

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
		$4,359,966	1.7
	Total U.S. Government Agency Obligations (Cost $47,770,108)	49,936,937	18.8
ASSET-BACKED SECURITIES: 4.0%
	Cayman Islands: 3.7%
740,000 #	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	732,379	0.3
950,000 #	Black Diamond CLO 2005-1A C, 1.051%, 06/20/17	942,440	0.3
1,000,000 #	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	968,028	0.3
1,450,000 #	Castle Garden Funding 2005-1A C1, 2.034%, 10/27/20	1,436,490	0.5
1,000,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	975,217	0.4
500,000 #	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	494,168	0.2
1,100,000 #	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	1,091,855	0.4
1,300,000 #	Madison Park Funding Ltd., 1.277%, 07/26/21	1,247,230	0.5
1,550,000 #	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	1,549,075	0.6
500,000 #	Northwoods Capital VIII Ltd., 2.279%, 07/28/22	493,366	0.2
		9,930,248	3.7
	United States: 0.3%
757,958	Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.427%, 03/25/36	669,662	0.3
	Total Asset-Backed Securities (Cost $10,573,388)	10,599,910	4.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.1%
	United States: 0.1%
43,083 @,L	American Media, Inc.	$—	—
4,988 @,L	Resolute Forest Products	56,115	0.1
548	Rock-Tenn Co.	32,990	0.0
	Total Common Stock (Cost $1,315,740)	89,105	0.1
MUTUAL FUNDS: 24.0%
	United States: 24.0%
1,056,411	Voya Emerging Markets Corporate Debt Fund - Class P	10,331,702	3.9
1,644,261	Voya Emerging Markets Hard Currency Debt Fund - Class P	15,324,514	5.8
2,919,202	Voya Emerging Markets Local Currency Debt Fund - Class P	22,039,973	8.3
1,988,752	Voya High Yield Bond Fund - Class P	16,029,338	6.0
	Total Mutual Funds (Cost $72,819,814)	63,725,527	24.0
WARRANTS: —%
	United States: —%
2,406 @	Media News Group	—	—
	Total Warrants (Cost $ —)	—	—

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.7%
	Options on Currencies: 0.1%
15,000,000 @	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	1,301	0.0
56,055,296 @	Put EUR vs. Call USD, Strike @ 1.055, Exp. 08/12/15 Counterparty: Bank of America	225,000	0.1
		226,301	0.1

24

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions: 1.6%
83,762,000 @	Pay a fixed rate equal to 1.667% and receive a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	$95,495	0.0
26,400,000 @	Pay a fixed rate equal to 3.140% and receive a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	1,846,896	0.7
83,762,000 @	Receive a fixed rate equal to 1.667% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	802,790	0.3
26,400,000 @	Receive a fixed rate equal to 3.140% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	1,489,059	0.6
		4,234,240	1.6
	Total Purchased Options (Cost $5,466,562)	4,460,541	1.7
	Total Long-Term Investments (Cost $290,329,889)	281,364,766	106.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc: 0.6%
754,290	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $754,293, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $769,376, due 07/15/15-05/20/65)	$754,290	0.3
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%- 2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/15/42)	1,000,000	0.3
		1,754,290	0.6

25

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	AS OF June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
2,565,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $2,565,000)	$2,565,000	1.0
	Total Short-Term Investments (Cost $4,319,290)	4,319,290	1.6
	Total Investments in Securities (Cost $294,649,179)	$285,684,056	107.7
	Liabilities in Excess of Other Assets	(20,365,092)	(7.7)
	Net Assets	$265,318,964	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

±
Defaulted security ^ Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL
Brazilian Real

EUR
EU Euro

MXN
Mexican Peso

RUB
Russian Ruble

ZAR
South African Rand

Cost for federal income tax purposes is $294,581,947.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,720,107
Gross Unrealized Depreciation	(14,617,998)
Net Unrealized Depreciation	$(8,897,891

26

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.9%
	Consumer Discretionary: 9.9%
13,926	Advance Auto Parts, Inc.	$2,218,272	0.7
16,148 @	Bed Bath & Beyond, Inc.	1,113,889	0.4
38,958 @	Carnival Corp.	1,924,136	0.6
9,056 @	Cavco Industries, Inc.	683,185	0.2
18,917 @	Century Communities, Inc.	380,799	0.1
61,139	ClubCorp Holdings, Inc.	1,459,999	0.5
3,307	Cooper Tire & Rubber Co.	111,876	0.0
33,995	CST Brands, Inc.	1,327,845	0.4
18,520	Culp, Inc.	574,120	0.2
178,489 @	Cumulus Media, Inc.	362,333	0.1
17,532	Dana Holding Corp.	360,809	0.1
12,543 @	Dave & Buster’s Entertainment, Inc.	452,677	0.1
23,265	Destination Maternity Corp.	271,270	0.1
46,726 @	Entercom Communications Corp.	533,611	0.2
188,962	Entravision Communications Corp.	1,555,157	0.5
40,313 @	Honda Motor Co., Ltd. ADR	1,306,141	0.4
2,130	Journal Media Group, Inc.	17,658	0.0
8,800	Libbey, Inc.	363,704	0.1
11,605	Lowe’s Cos, Inc.	777,187	0.3
20,794 @	Malibu Boats, Inc.	417,751	0.1
14,286 @	MarineMax, Inc.	335,864	0.1
62,239 @	Markit Ltd.	1,591,451	0.5
67,617	Mattel, Inc.	1,737,081	0.6
11,771	Movado Group, Inc.	319,700	0.1
19,190	Nexstar Broadcasting Group, Inc.	1,074,640	0.3
21,410 L	Peak Resorts, Inc.	153,296	0.1
15,631	Penske Auto Group, Inc.	814,531	0.3
58,567	Pulte Homes, Inc.	1,180,125	0.4
11,384	Ralph Lauren Corp.	1,506,786	0.5
9,569 @	Red Robin Gourmet Burgers, Inc.	821,212	0.3
5,458	Sotheby’s	246,920	0.1
14,151 @	Steiner Leisure Ltd.	761,041	0.2
20,100 @	Stoneridge, Inc.	235,371	0.1
13,311	Target Corp.	1,086,577	0.3
14,915	Thor Industries, Inc.	839,416	0.3
35,678 @	Toll Brothers, Inc.	1,362,543	0.4
23,370 @	Tower International, Inc.	608,788	0.2
11,066 @	Townsquare Media, Inc.	150,276	0.0
		31,038,037	9.9
	Consumer Staples: 6.0%
26,571	Campbell Soup Co.	1,266,108	0.4
74,906	ConAgra Foods, Inc.	3,274,890	1.1
40,455	General Mills, Inc.	2,254,152	0.7
29,231 @	Inventure Foods, Inc.	296,695	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
15,232	JM Smucker Co.	$1,651,301	0.5
36,574	Kellogg Co.	2,293,190	0.7
56,201	Mondelez International, Inc.	2,312,109	0.7
4,588	Snyders-Lance, Inc.	148,055	0.1
142,089	Sysco Corp.	5,129,413	1.7
1,297 @	TreeHouse Foods, Inc.	105,096	0.0
		18,731,009	6.0
	Energy: 8.7%
30,692 @	Aegean Marine Petroleum Network, Inc.	379,353	0.1
23,584	Apache Corp.	1,359,146	0.4
49,285	Ardmore Shipping Corp.	596,841	0.2
53,561 @	Cameron International Corp.	2,804,990	0.9
15,236	Cimarex Energy Co.	1,680,683	0.5
3,833	Delek US Holdings, Inc.	141,131	0.1
55,952	Devon Energy Corp.	3,328,585	1.1
14,182	EQT Corp.	1,153,564	0.4
42,202 @	Euronav NV	625,012	0.2
5,883 @	Forum Energy Technologies, Inc.	119,307	0.0
23,402	Helmerich & Payne, Inc.	1,647,969	0.5
133,946 @	Imperial Oil Ltd.	5,174,455	1.7
14,437 @	Matrix Service Co.	263,908	0.1
76,298	Noble Energy, Inc.	3,256,399	1.0
15,285 L	Northern Tier Energy L.P.	363,324	0.1
43,534	Occidental Petroleum Corp.	3,385,639	1.1
74,803 @	Scorpio Tankers, Inc.	754,762	0.2
4,359	Western Refining, Inc.	190,140	0.1
		27,225,208	8.7
	Financials: 29.2%
18,425 @	ACE Ltd.	1,873,454	0.6
16,150	Aflac, Inc.	1,004,530	0.3
22,611	Allied World Assurance Co. Holdings Ltd.	977,247	0.3
8,423	Allstate Corp.	546,400	0.2
23,500	Apollo Commercial Real Estate Finance, Inc.	386,105	0.1
31,662 L	Ares Management L.P.	585,747	0.2
8,007 @	Argo Group International Holdings Ltd.	445,990	0.1
39,700	Armada Hoffler Properties, Inc.	396,603	0.1
11,390	Arthur J. Gallagher & Co.	538,747	0.2
7,759	Associated Estates Realty Corp.	222,140	0.1
28,270 @	Atlas Financial Holdings, Inc.	560,594	0.2
23,340	Bank of Hawaii Corp.	1,556,311	0.5
25,311	Bank of the Ozarks, Inc.	1,157,978	0.4
50,701	BankUnited, Inc.	1,821,687	0.6

See Accompanying Notes to Financial Statements
27

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
27,165	BB&T Corp.	$1,095,021	0.3
7,218	Blackstone Mortgage Trust, Inc.	200,805	0.1
19,535	BOK Financial Corp.	1,359,245	0.4
5,734	Boston Properties, Inc.	694,043	0.2
44,998	Brown & Brown, Inc.	1,478,634	0.5
71,309	Campus Crest Communities, Inc.	395,052	0.1
38,517 @	Capital Bank Financial Corp.	1,119,689	0.4
32,153	Capitol Federal Financial, Inc.	387,122	0.1
15,000	Capstead Mortgage Corp.	166,500	0.0
9,928	CBL & Associates Properties, Inc.	160,834	0.0
16,300	Chatham Lodging Trust	431,461	0.1
12,889	Chubb Corp.	1,226,259	0.4
28,545	Comerica, Inc.	1,464,929	0.5
51,400	Commerce Bancshares, Inc.	2,403,978	0.8
40,016 L	Compass Diversified Trust	656,262	0.2
68,219	Corrections Corp. of America	2,256,685	0.7
25,331	Cullen/Frost Bankers, Inc.	1,990,510	0.6
12,635	DiamondRock Hospitality Co.	161,854	0.0
20,620 @	Eagle Bancorp, Inc.	906,455	0.3
17,500	Easterly Government Properties, Inc.	278,600	0.1
46,777	Empire State Realty Trust, Inc.	798,016	0.3
22,539 @	Endurance Specialty Holdings Ltd.	1,480,812	0.5
3,703	EPR Properties	202,850	0.1
27,300	Excel Trust, Inc.	430,521	0.1
40,491 @	FCB Financial Holdings, Inc.	1,287,614	0.4
31,387 L	First Financial Bankshares, Inc.	1,087,246	0.3
7,902	First Industrial Realty Trust, Inc.	148,004	0.0
14,600 @	First NBC Bank Holding Co.	525,600	0.2
30,726	Franklin Resources, Inc.	1,506,496	0.5
19,300	Hatteras Financial Corp.	314,590	0.1
27,972	HCC Insurance Holdings, Inc.	2,149,369	0.7
7,470	Healthcare Realty Trust, Inc.	173,752	0.1
4,950	Hersha Hospitality Trust	126,918	0.0
34,879	Home Bancshares, Inc.	1,275,176	0.4
55,888	Host Hotels & Resorts, Inc.	1,108,259	0.4
7,006	Infinity Property & Casualty Corp.	531,335	0.2
26,668 @	James River Group Holdings Ltd.	689,901	0.2
31,259	Kite Realty Group Trust	764,908	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,828	LaSalle Hotel Properties	$206,661	0.1
31,459	LegacyTexas Financial Group, Inc.	950,062	0.3
51,764	Lexington Realty Trust	438,959	0.1
35,330 L	LPL Financial Holdings, Inc.	1,642,492	0.5
19,335	M&T Bank Corp.	2,415,522	0.8
11,600	Mack-Cali Realty Corp.	213,788	0.1
28,000	Medical Properties Trust, Inc.	367,080	0.1
19,823	Metlife, Inc.	1,109,890	0.4
28,413	MFA Mortgage Investments, Inc.	209,972	0.1
12,798	New Residential Investment Corp.	195,042	0.1
72,459	Northern Trust Corp.	5,540,215	1.8
27,532	OFG Bancorp	293,766	0.1
23,128	Outfront Media, Inc.	583,751	0.2
8,168	Pennsylvania Real Estate Investment Trust	174,305	0.1
19,305	Pennymac Mortgage Investment Trust	336,486	0.1
5,091 @	PHH Corp.	132,519	0.0
124,133 L	Piedmont Office Realty Trust, Inc.	2,183,499	0.7
26,900	PNC Financial Services Group, Inc.	2,572,985	0.8
4,814	PrivateBancorp, Inc.	191,694	0.1
22,999	ProAssurance Corp.	1,062,784	0.3
9,944	Radian Group, Inc.	186,549	0.1
23,946	Reinsurance Group of America, Inc.	2,271,757	0.7
12,530	Rexford Industrial Realty, Inc.	182,687	0.1
5,349	RLJ Lodging Trust	159,293	0.0
27,018 L	Rouse Properties, Inc.	441,744	0.1
7,600	Sabra Healthcare REIT, Inc.	195,624	0.1
20,496	ServisFirst Bancshares, Inc.	770,035	0.2
33,583 L	Southside Bancshares, Inc.	981,631	0.3
19,815	State Street Corp.	1,525,755	0.5
34,600	Summit Hotel Properties, Inc.	450,146	0.1
13,088	Sunstone Hotel Investors, Inc.	196,451	0.1
35,463	SunTrust Bank	1,525,618	0.5
14,284	T. Rowe Price Group, Inc.	1,110,295	0.4
19,952 @	Texas Capital Bancshares, Inc.	1,241,813	0.4
16,341	Torchmark Corp.	951,373	0.3
11,489	Travelers Cos., Inc.	1,110,527	0.4
48,700	Two Harbors Investment Corp.	474,338	0.1
25,196	UMB Financial Corp.	1,436,676	0.5

See Accompanying Notes to Financial Statements
28

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
54,998	Unum Group	$1,966,179	0.6
21,639	Urstadt Biddle Properties, Inc.	404,217	0.1
20,881	Validus Holdings Ltd.	918,555	0.3
91,593	Valley National Bancorp.	944,324	0.3
13,200	Washington Real Estate Investment Trust	342,540	0.1
47,606 L	Westamerica Bancorp.	2,411,244	0.8
88,275	Weyerhaeuser Co.	2,780,663	0.9
		91,310,344	29.2
	Health Care: 7.0%
27,486 @	AMN Healthcare Services, Inc.	868,283	0.3
7,949	Becton Dickinson & Co.	1,125,976	0.4
85,840 @	Boston Scientific Corp.	1,519,368	0.5
6,614	Cardinal Health, Inc.	553,261	0.2
6,043	Cigna Corp.	978,966	0.3
7,316 @	Express Scripts Holding Co.	650,685	0.2
20,082 @	Haemonetics Corp.	830,591	0.3
19,400 @	Hanger Orthopedic Group, Inc.	454,736	0.1
2,020 @	Hospira, Inc.	179,194	0.1
5,302	Humana, Inc.	1,014,166	0.3
41,146 @	LifePoint Hospitals, Inc.	3,577,645	1.1
2,537 @	Magellan Health Services, Inc.	177,768	0.0
36,223 @	MedAssets, Inc.	799,079	0.2
3,200	National Healthcare Corp.	207,968	0.1
4,405 @	Orthofix International NV	145,894	0.0
5,444	Owens & Minor, Inc.	185,096	0.1
2,758 @	Providence Service Corp.	122,124	0.0
39,031	Quest Diagnostics, Inc.	2,830,528	0.9
21,796	Stryker Corp.	2,083,044	0.7
10,790	Utah Medical Products, Inc.	643,408	0.2
2,495 @	WellCare Health Plans, Inc.	211,651	0.1
25,815	Zimmer Biomet Holdings, Inc.	2,819,772	0.9
		21,979,203	7.0
	Industrials: 11.4%
57,129 L	ADT Corp.	1,917,821	0.6
16,106	Albany International Corp.	641,019	0.2
10,187	Altra Holdings, Inc.	276,883	0.1
5,076	American Science & Engineering, Inc.	222,380	0.1
13,913	Babcock & Wilcox Co.	456,346	0.1
16,528 @	Beacon Roofing Supply, Inc.	549,060	0.2
30,408	Brink’s Co.	894,908	0.3
33,244	CDI Corp.	432,172	0.1
10,108	Celadon Group, Inc.	209,034	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
44,656 @	Clean Harbors, Inc.	$2,399,814	0.8
22,435 @	Continental Building Products, Inc.	475,398	0.2
9,786 @	DXP Enterprises, Inc.	455,049	0.1
24,674	Dynamic Materials Corp.	271,414	0.1
55,240	Emerson Electric Co.	3,061,953	1.0
12,664	EnPro Industries, Inc.	724,634	0.2
42,116	Global Brass & Copper Holdings, Inc.	716,393	0.2
11,883	Graham Corp.	243,483	0.1
70,417 @	Great Lakes Dredge & Dock Corp.	419,685	0.1
93,675	Heartland Express, Inc.	1,895,045	0.6
1,052	Kaman Corp.	44,121	0.0
31,417	Kforce, Inc.	718,507	0.2
106,619 L	Koninklijke Philips NV	2,721,186	0.9
15,100	Marten Transport Ltd.	327,670	0.1
23,922	Multi-Color Corp.	1,528,137	0.5
18,463 @	NCI Building Systems, Inc.	278,237	0.1
6,044 @	Northwest Pipe Co.	123,116	0.0
21,487 @	On Assignment, Inc.	844,009	0.3
30,831	Oshkosh Corp.	1,306,618	0.4
18,676 @	Pentair PLC	1,283,975	0.4
164,396	Republic Services, Inc.	6,439,391	2.1
12,235	Textron, Inc.	546,048	0.2
9,914 @	Thermon Group Holdings, Inc.	238,630	0.1
56,384 @	Tyco International Plc	2,169,656	0.7
3,011 @	Univar, Inc.	78,376	0.0
22,589	Werner Enterprises, Inc.	592,961	0.2
		35,503,129	11.4
	Information Technology: 10.8%
124,235	Applied Materials, Inc.	2,387,797	0.8
16,854 @	AVG Technologies	458,597	0.2
7,736	Broadcom Corp.	398,327	0.1
18,078 @	BroadSoft, Inc.	624,956	0.2
68,355	EVERTEC, Inc.	1,451,860	0.5
30,019 @	Everyday Health, Inc.	383,643	0.1
79,944 @	Exar Corp.	781,852	0.3
39,824 @	Fairchild Semiconductor International, Inc.	692,141	0.2
18,135	Fidelity National Information Services, Inc.	1,120,743	0.4
14,461	Harris Corp.	1,112,196	0.4
30,791 @	Ingram Micro, Inc.	770,699	0.2
70,641 @	Keysight Technologies, Inc.	2,203,293	0.7
73,785 @	Kulicke & Soffa Industries, Inc.	864,022	0.3

See Accompanying Notes to Financial Statements
29

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
27,945	Lam Research Corp.	$2,273,326	0.7
48,301	Maxim Integrated Products	1,670,007	0.5
62,566	Mentor Graphics Corp.	1,653,619	0.5
46,153	Microchip Technology, Inc.	2,188,806	0.7
75,940 @	Micron Technology, Inc.	1,430,710	0.5
20,873 @	Nanometrics, Inc.	336,473	0.1
51,682 @	Polycom, Inc.	591,242	0.2
38,261	SanDisk Corp.	2,227,555	0.7
35,559 @	Semtech Corp.	705,846	0.2
98,485 @	Silicon Graphics International Corp.	637,198	0.2
28,066 @	TE Connectivity Ltd.	1,804,644	0.6
84,233	Teradyne, Inc.	1,624,855	0.5
20,780 @	VeriFone Holdings, Inc.	705,689	0.2
32,408	Western Digital Corp.	2,541,435	0.8
		33,641,531	10.8
	Materials: 4.9%
24,589	Bemis Co., Inc.	1,106,751	0.3
54,469 @	Berry Plastics Group, Inc.	1,764,796	0.5
18,550 @	Chemtura Corp.	525,151	0.2
11,615	Compass Minerals International, Inc.	954,056	0.3
87,869	Graphic Packaging Holding Co.	1,224,015	0.4
6,672	Haynes International, Inc.	329,063	0.1
58,003 @,L	Horsehead Holding Corp.	679,795	0.2
13,749	Innophos Holdings, Inc.	723,747	0.2
25,573	Innospec, Inc.	1,151,808	0.4
53,573	KapStone Paper and Packaging Corp.	1,238,608	0.4
14,873 @	LSB Industries, Inc.	607,413	0.2
39,265	Mosaic Co.	1,839,565	0.6
35,574	Nucor Corp.	1,567,746	0.5
34,097	Sonoco Products Co.	1,461,398	0.5
18,435 @	Tronox Ltd. - CL A	269,704	0.1
		15,443,616	4.9
	Telecommunication Services: 1.0%
80,388	CenturyLink, Inc.	2,361,800	0.8
21,603 @	Rogers Communications, Inc.	766,223	0.2
		3,128,023	1.0
	Utilities: 7.0%
11,309	Allete, Inc.	524,624	0.2
1,621	Artesian Resources Corp.	34,187	0.0
37,135	Atmos Energy Corp.	1,904,283	0.6
21,545	Consolidated Edison, Inc.	1,247,025	0.4
49,598	Edison International	2,756,657	0.9
9,020	El Paso Electric Co.	312,633	0.1
81,047	Great Plains Energy, Inc.	1,958,096	0.6
65,039	Laclede Group, Inc.	3,385,930	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
21,391	NorthWestern Corp.	$1,042,811	0.3
28,998	OGE Energy Corp.	828,473	0.3
27,576	Pacific Gas & Electric Co.	1,353,982	0.4
12,750	South Jersey Industries, Inc.	315,307	0.1
26,078	Southern Co.	1,092,668	0.4
73,805	Westar Energy, Inc.	2,525,607	0.8
78,012	Xcel Energy, Inc.	2,510,426	0.8
		21,792,709	7.0
	Total Common Stock (Cost $281,325,445)	299,792,809	95.9
EXCHANGE-TRADED FUNDS: 2.4%
4,500	iShares Russell 2000 Value Index Fund	458,820	0.2
87,617	iShares Russell Midcap Value Index Fund	6,462,630	2.1
3,199	iShares S&P SmallCap 600 Index Fund	377,098	0.1
	Total Exchange-Traded Funds (Cost $7,312,458)	7,298,548	2.4
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
11,700 L	Beazer Homes USA, Inc.	331,461	0.1
	Total Preferred Stock (Cost $343,473)	331,461	0.1
	Total Long-Term Investments (Cost $288,981,376)	307,422,818	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateralcc: 2.9%
2,183,181	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,183,190, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $2,226,845, due 07/15/15-05/20/65)	2,183,181	0.7

See Accompanying Notes to Financial Statements
30

VY® American Century	PORTFOLIO OF INVESTMENTS
Small-Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,183,181	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,183,192, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $2,226,834, due 11/15/15-03/01/48)	$2,183,181	0.7
459,573	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.12%, due 07/01/15 (Repurchase Amount $459,575, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $468,765, due 07/01/18-07/01/45)	459,573	0.1
2,183,200	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,183,210, collateralized by various U.S. Government Securities, 0.750%- 2.750%, Market Value plus accrued interest $2,226,864, due 01/15/17-08/15/42)	2,183,200	0.7
2,183,181	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,183,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $2,226,845, due 07/31/15-05/20/65)	2,183,181	0.7
		9,192,316	2.9
Shares		Value	Percentage Net Assets
	Mutual Funds: 0.9%
2,809,542	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $2,809,542)	$2,809,542	0.9
	Total Short-Term Investments (Cost $12,001,858)	12,001,858	3.8
	Total Investments in Securities (Cost $300,983,234)	$319,424,676	102.2
	Liabilities in Excess of Other Asssets	(6,842,479)	(2.2)
	Net Assets	$312,582,197	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $302,696,792.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,246,715
Gross Unrealized Depreciation	(12,518,831)
Net Unrealized Appreciation	$16,727,884

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Consumer Discretionary: 29.4%
4,004,403 @	AO World PLC	$9,100,182	0.9
429,000 @	Bright Horizons Family Solutions, Inc.	24,796,200	2.4
590,000	Choice Hotels International, Inc.	32,007,500	3.1
174,837	ClubCorp Holdings, Inc.	4,175,108	0.4
50,000 @	Container Store Group, Inc.	843,500	0.1
13,533 @	Diamond Resorts International, Inc.	426,966	0.1
510,000	Dick’s Sporting Goods, Inc.	26,402,700	2.6
420,000	Interval Leisure Group, Inc.	9,597,000	0.9
208,000 @	LKQ Corp.	6,290,960	0.6
761,383 @	Manchester United PLC - Class A	13,598,300	1.3
160,000	Marriott Vacations Worldwide Corp.	14,680,000	1.4
157,000	Morningstar, Inc.	12,489,350	1.2
187,858 @	Nord Anglia Education, Inc.	4,606,278	0.5
66,700 @	Panera Bread Co.	11,657,159	1.2
400,380 @	Penn National Gaming, Inc.	7,346,973	0.7
593,691 @	Pinnacle Entertainment, Inc.	22,132,801	2.2
100,000 @	Shutterstock, Inc.	5,864,000	0.6
7,500 @	Steiner Leisure Ltd.	403,350	0.0
502,500 @	Under Armour, Inc.	41,928,600	4.1
475,000	Vail Resorts, Inc.	51,870,000	5.1
		300,216,927	29.4
	Consumer Staples: 7.5%
63,294 @	Boston Beer Co., Inc.	14,683,575	1.4
194,733	Church & Dwight Co., Inc.	15,798,688	1.5
376,357 @	Smart & Final Stores, Inc.	6,725,500	0.7
235,000 @	TreeHouse Foods, Inc.	19,042,050	1.9
317,641 @	United Natural Foods, Inc.	20,227,379	2.0
		76,477,192	7.5
	Energy: 1.7%
22,500 @	Core Laboratories NV	2,565,900	0.3
35,000	Helmerich & Payne, Inc.	2,464,700	0.2
135,000	Targa Resources Corp.	12,044,700	1.2
		17,075,300	1.7
	Financials: 16.0%
17,700	Alexander’s, Inc.	7,257,000	0.7
82,000	Alexandria Real Estate Equities, Inc.	7,171,720	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
115,000	American Assets Trust, Inc.	$4,509,150	0.4
75,000	American Campus Communities, Inc.	2,826,750	0.3
195,000 @	Arch Capital Group Ltd.	13,057,200	1.3
272,255	Artisan Partners Asset Management, Inc.	12,648,967	1.2
347,500	Carlyle Group L.P.	9,782,125	1.0
425,000	Cohen & Steers, Inc.	14,484,000	1.4
474,170	Douglas Emmett, Inc.	12,774,140	1.3
297,229	Financial Engines, Inc.	12,626,288	1.2
504,411	Gaming and Leisure Properties, Inc.	18,491,707	1.8
175,000	LaSalle Hotel Properties	6,205,500	0.6
86,521	Moelis & Co.	2,484,018	0.2
208,000	MSCI, Inc. - Class A	12,802,400	1.3
160,000	Oaktree Capital Group, LLC	8,508,800	0.8
390,000	Primerica, Inc.	17,819,100	1.8
		163,448,865	16.0
	Health Care: 9.4%
105,000	Bio-Techne Corp.	10,339,350	1.0
397,500 @	Community Health Systems, Inc.	25,030,575	2.5
134,978 @	Diplomat Pharmacy, Inc.	6,040,266	0.6
20,000 @	Edwards Lifesciences Corp.	2,848,600	0.3
48,000 @	Foundation Medicine, Inc.	1,624,320	0.2
244,400	Idexx Laboratories, Inc.	15,675,816	1.5
69,000 @	Mettler Toledo International, Inc.	23,560,740	2.3
47,008 @	Neogen Corp.	2,230,060	0.2
146,956	West Pharmaceutical Services, Inc.	8,535,204	0.8
		95,884,931	9.4
	Industrials: 15.0%
307,000	Air Lease Corp.	10,407,300	1.0
50,000 @	Badger Daylighting Ltd	1,048,439	0.1
245,000 @	Colfax Corp.	11,306,750	1.1
266,788 @	Copart, Inc.	9,465,638	0.9
157,000 @	CoStar Group, Inc.	31,597,820	3.1
300,179 @	Generac Holdings, Inc.	11,932,115	1.2
260,000 @	Genesee & Wyoming, Inc.	19,806,800	2.0
60,000	Landstar System, Inc.	4,012,200	0.4
318,000 @	Middleby Corp.	35,689,140	3.5
105,000	MSC Industrial Direct Co.	7,325,850	0.7
100,000 @	Trex Co., Inc.	4,943,000	0.5

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
VY® Baron Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
42,500	Valmont Industries, Inc.	$5,051,975	0.5
		152,587,027	15.0
	Information Technology: 15.2%
239,000 @	Ansys, Inc.	21,806,360	2.1
300,448 @	Benefitfocus, Inc.	13,174,645	1.3
465,000	Booz Allen Hamilton Holding Corp.	11,736,600	1.1
15,000 @	Bottomline Technologies, Inc.	417,150	0.0
85,000	Factset Research Systems, Inc.	13,813,350	1.3
400,200 @	Gartner, Inc.	34,329,156	3.4
165,000 @	Guidewire Software, Inc.	8,733,450	0.9
400,000	MAXIMUS, Inc.	26,292,000	2.6
50,000	Pegasystems, Inc.	1,144,500	0.1
385,000	SS&C Technologies Holdings, Inc.	24,062,500	2.4
		155,509,711	15.2
	Materials: 2.9%
425,000 @	Caesar Stone Sdot Yam Ltd.	29,129,500	2.9
	Telecommunication Services: 0.8%
921,311 @	Iridium Communications, Inc.	8,374,717	0.8
	Utilities: 1.5%
480,000	ITC Holdings Corp.	15,446,400	1.5
	Total Common Stock (Cost $470,869,917)	1,014,150,570	99.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
4,195,226	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $4,195,226)	$4,195,226	0.4
	Total Short-Term Investments (Cost $4,195,226)	4,195,226	0.4
	Total Investments in Securities (Cost $475,065,143)	$1,018,345,796	99.8
	Assets in Excess of Other Liabilities	2,516,892	0.2
	Net Assets	$1,020,862,688	100.0

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $476,691,031.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$552,115,894
Gross Unrealized Depreciation	(10,461,129)
Net Unrealized Appreciation	$541,654,765

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
VY® Columbia Contrarian Core Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Consumer Discretionary: 10.5%
61,677	ARAMARK Holdings Corp.	$1,910,137	0.5
75,395	CBS Corp. - Class B	4,184,422	1.2
142,257	Comcast Corp. - Class A	8,555,336	2.4
71,628 @	Delphi Automotive PLC	6,094,827	1.7
5,325	Las Vegas Sands Corp.	279,935	0.1
65,389	Lowe’s Cos, Inc.	4,379,101	1.2
17,645	McDonald’s Corp.	1,677,510	0.5
76,247 @	Michaels Cos, Inc.	2,051,807	0.6
7,381 @	Mohawk Industries, Inc.	1,409,033	0.4
3,820 @	Priceline.com, Inc.	4,398,233	1.3
17,909	PVH Corp.	2,063,117	0.6
		37,003,458	10.5
	Consumer Staples: 7.7%
94,921	CVS Health	9,955,315	2.8
36,540 @	Diageo PLC ADR	4,240,102	1.2
69,268	PepsiCo, Inc.	6,465,475	1.9
51,360	Philip Morris International, Inc.	4,117,531	1.2
25,912	Walgreens Boots Alliance, Inc.	2,188,009	0.6
		26,966,432	7.7
	Energy: 5.1%
100,352 @	Canadian Natural Resources Ltd.	2,725,560	0.8
37,536	Chevron Corp.	3,621,098	1.0
20,387	ConocoPhillips	1,251,966	0.4
27,202	Halliburton Co.	1,171,590	0.3
42,975	Noble Energy, Inc.	1,834,173	0.5
57,315	Range Resources Corp.	2,830,215	0.8
25,920	Schlumberger Ltd.	2,234,045	0.7
37,358	Williams Cos., Inc.	2,143,975	0.6
		17,812,622	5.1
	Financials: 19.7%
116,760	American Express Co.	9,074,587	2.6
47,258 @	Aon PLC	4,710,677	1.3
477,328	Bank of America Corp.	8,124,123	2.3
54,237 @	Berkshire Hathaway, Inc. - Class B	7,382,198	2.1
21,239	Blackrock, Inc.	7,348,269	2.1
176,056	Citigroup, Inc.	9,725,334	2.8
25,804	Goldman Sachs Group, Inc.	5,387,617	1.5
167,008	JPMorgan Chase & Co.	11,316,462	3.2
33,425	Rayonier, Inc.	854,009	0.3
91,960	Wells Fargo & Co.	5,171,830	1.5
		69,095,106	19.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 14.7%
122,680	Abbott Laboratories	$6,021,134	1.7
18,150	Baxter International, Inc.	1,269,229	0.4
8,030 @	Biogen, Inc.	3,243,638	0.9
63,185	Cardinal Health, Inc.	5,285,425	1.5
49,349 @	Celgene Corp.	5,711,407	1.6
31,113	Cigna Corp.	5,040,306	1.5
69,634	Johnson & Johnson	6,786,530	1.9
133,158	Medtronic PLC	9,867,008	2.8
7,966 @	Perrigo Co. PLC	1,472,356	0.4
48,794	St. Jude Medical, Inc.	3,565,378	1.0
27,726 @	Vertex Pharmaceuticals, Inc.	3,423,606	1.0
		51,686,017	14.7
	Industrials: 11.7%
19,443	Dun & Bradstreet Corp.	2,372,046	0.7
19,916	FedEx Corp.	3,393,686	1.0
36,349	Fortune Brands Home & Security, Inc.	1,665,511	0.5
247,070	General Electric Co.	6,564,650	1.9
82,697	Honeywell International, Inc.	8,432,613	2.4
15,065 @	IHS, Inc.	1,937,811	0.5
8,457	Kansas City Southern	771,278	0.2
151,915	Nielsen Holdings NV	6,801,235	1.9
109,947 @	Tyco International Plc	4,230,761	1.2
43,190	United Technologies Corp.	4,791,067	1.4
		40,960,658	11.7
	Information Technology: 21.9%
248,165	Activision Blizzard, Inc.	6,008,075	1.7
22,210 @	Alibaba Group Holding Ltd. ADR	1,827,217	0.5
116,741	Apple, Inc.	14,642,240	4.2
103,957	Broadcom Corp.	5,352,746	1.5
58,454 @	Electronic Arts, Inc.	3,887,191	1.1
145,409	EMC Corp.	3,837,343	1.1
60,490 @	Facebook, Inc.	5,187,925	1.5
6,953 @	Google, Inc. - Class A	3,754,898	1.1
13,044	Google, Inc. - Class C	6,789,532	1.9
62,913	Hewlett-Packard Co.	1,888,019	0.5
26,101	Intuit, Inc.	2,630,198	0.8
72,100	Mastercard, Inc.	6,739,908	1.9
174,005	Microsoft Corp.	7,682,321	2.2
66,683	Qualcomm, Inc.	4,176,356	1.2
24,198	Skyworks Solutions, Inc.	2,519,012	0.7
		76,922,981	21.9

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
VY® Columbia Contrarian Core Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
45,010 @	LyondellBasell Industries NV - Class A	$4,659,435	1.3
17,400	Monsanto Co.	1,854,666	0.5
		6,514,101	1.8
	Telecommunication Services: 2.5%
188,257	Verizon Communications, Inc.	8,774,659	2.5
	Utilities: 1.2%
27,419	DTE Energy Co.	2,046,554	0.6
38,287	Edison International	2,127,992	0.6
		4,174,546	1.2
	Total Common Stock (Cost $293,370,230)	339,910,580	96.8

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Materials: —%
649,000	SINO Forest Corp. Escrow, 5.000%, 08/01/14	—	—
	Total Corporate Bonds/Notes (Cost $ —)	—	—
	Total Investments in Securities (Cost $293,370,230)	$339,910,580	96.8
	Assets in Excess of Other Liabilities	11,163,633	3.2
	Net Assets	$351,074,213	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

ADR
American Depositary Receipt

Cost for federal income tax purposes is $293,737,892.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$51,335,532
Gross Unrealized Depreciation	(5,162,844)
Net Unrealized Appreciation	$46,172,688

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.1%
	Consumer Discretionary: 14.3%
73,000 @	American Axle & Manufacturing Holdings, Inc.	$1,526,430	0.6
150,000	American Eagle Outfitters	2,583,000	1.1
42,500	Bloomin Brands, Inc.	907,375	0.4
28,500	Childrens Place Retail Stores, Inc.	1,864,185	0.8
42,000 @	Dave & Buster’s Entertainment, Inc.	1,515,780	0.6
33,000 @	Helen of Troy Ltd.	3,217,170	1.3
104,000 @	Media General, Inc.	1,718,080	0.7
94,000 @	Nord Anglia Education, Inc.	2,304,880	1.0
92,000 @	Party City Holdco, Inc.	1,864,840	0.8
98,000 @	Penn National Gaming, Inc.	1,798,300	0.7
21,500 @	Red Robin Gourmet Burgers, Inc.	1,845,130	0.8
44,000	Ryland Group, Inc.	2,040,280	0.9
119,000 @	Sequential Brands Group, Inc.	1,819,510	0.8
56,000	Sinclair Broadcast Group, Inc.	1,562,960	0.7
15,000 @	Skechers USA, Inc.	1,646,850	0.7
40,000 @	Tenneco, Inc.	2,297,600	1.0
63,857 @	Tower International, Inc.	1,663,475	0.7
121,000 @	Travelcenters of America LLC	1,796,850	0.7
		33,972,695	14.3
	Consumer Staples: 2.3%
20,000	Nu Skin Enterprises, Inc.	942,600	0.4
44,500	SpartanNash Co.	1,448,030	0.6
173,000 @	Supervalu, Inc.	1,399,570	0.6
20,429 @	TreeHouse Foods, Inc.	1,655,362	0.7
		5,445,562	2.3
	Energy: 4.5%
100,000 @	Aegean Marine Petroleum Network, Inc.	1,236,000	0.5
80,000 @	C&J Energy Services Ltd.	1,056,000	0.4
48,000	Delek US Holdings, Inc.	1,767,360	0.7
8,185 @	Helix Energy Solutions Group, Inc.	103,377	0.0
77,000 @	Matador Resources Co.	1,925,000	0.8
108,000	Patterson-UTI Energy, Inc.	2,032,020	0.9
29,000 @	PDC Energy, Inc.	1,555,560	0.7
160,000	Teekay Tankers Ltd.	1,057,600	0.5
		10,732,917	4.5
	Financials: 37.9%
58,500	American Assets Trust, Inc.	2,293,785	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
87,000	American Equity Investment Life Holding Co.	$2,347,260	1.0
59,000	Ameris Bancorp.	1,492,110	0.6
66,000	Amerisafe, Inc.	3,105,960	1.3
43,093	Amtrust Financial Services, Inc.	2,823,022	1.2
54,500 @	Argo Group International Holdings Ltd.	3,035,650	1.3
55,000	Bank of the Ozarks, Inc.	2,516,250	1.1
116,300	Brandywine Realty Trust	1,544,464	0.7
37,000	Cathay General Bancorp.	1,200,650	0.5
46,000	Chatham Lodging Trust	1,217,620	0.5
126,000	CNO Financial Group, Inc.	2,312,100	1.0
79,000	Community Bank System, Inc.	2,983,830	1.3
97,000	CubeSmart	2,246,520	0.9
61,000 @	Customers Bancorp, Inc.	1,640,290	0.7
120,000	EverBank Financial Corp.	2,358,000	1.0
67,000	First American Financial Corp.	2,493,070	1.0
69,000	First Industrial Realty Trust, Inc.	1,292,370	0.5
116,000	FirstMerit Corp.	2,416,280	1.0
53,000	Highwoods Properties, Inc.	2,117,350	0.9
90,000 @	Hilltop Holdings, Inc.	2,168,100	0.9
65,000	Independent Bank Corp.	3,047,850	1.3
36,800	Kilroy Realty Corp.	2,471,120	1.0
35,000	LaSalle Hotel Properties	1,241,100	0.5
43,000	LegacyTexas Financial Group, Inc.	1,298,600	0.5
134,000 @	MGIC Investment Corp.	1,524,920	0.6
65,000 @	PHH Corp.	1,691,950	0.7
80,200	PrivateBancorp, Inc.	3,193,564	1.3
126,000	Radian Group, Inc.	2,363,760	1.0
100,000	Renasant Corp.	3,260,000	1.4
46,000	RLJ Lodging Trust	1,369,880	0.6
83,000	Sandy Spring Bancorp, Inc.	2,322,340	1.0
205,000	Sterling Bancorp/DE	3,013,500	1.3
113,000	Symetra Financial Corp.	2,731,210	1.2
33,700	The Geo Group, Inc.	1,151,192	0.5
37,600	TriplePoint Venture Growth BDC Corp.	506,848	0.2
139,000	Umpqua Holdings Corp.	2,500,610	1.1
98,000	Union Bankshares Corp.	2,277,520	1.0
80,000 @	Virtu Financial, Inc.	1,878,400	0.8
93,000 @	Western Alliance Bancorp.	3,139,680	1.3

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
212,800	Wilshire Bancorp., Inc.	$2,687,664	1.1
51,000	Wintrust Financial Corp.	2,722,380	1.1
		89,998,769	37.9
	Health Care : 8.9%
89,500 @	Catalent, Inc.	2,625,035	1.1
91,000 @	Globus Medical Inc	2,335,970	1.0
90,919	Kindred Healthcare, Inc.	1,844,747	0.8
53,046 @	LHC Group, Inc.	2,029,009	0.9
34,500 @	LifePoint Hospitals, Inc.	2,999,775	1.3
75,400 @	MedAssets, Inc.	1,663,324	0.7
26,500 @	Parexel International Corp.	1,704,215	0.7
93,000 @	PharMerica Corp.	3,096,900	1.3
50,000 @	VCA, Inc.	2,720,250	1.1
		21,019,225	8.9
	Industrials: 11.5%
56,000	ABM Industries, Inc.	1,840,720	0.8
21,000	Alaska Air Group, Inc.	1,353,030	0.6
55,087 @	Beacon Roofing Supply, Inc.	1,829,990	0.8
43,000	Deluxe Corp.	2,666,000	1.1
41,000	EMCOR Group, Inc.	1,958,570	0.8
35,000	Essendant, Inc.	1,373,750	0.6
79,000 @	JetBlue Airways Corp.	1,640,040	0.7
106,132 @	Neff Corp.	1,070,872	0.4
71,000 @	On Assignment, Inc.	2,788,880	1.2
74,000	Steelcase, Inc.	1,399,340	0.6
42,000 @	Swift Transportation Co.	952,140	0.4
49,500	Trinity Industries, Inc.	1,308,285	0.6
64,500 @	TrueBlue, Inc.	1,928,550	0.8
70,000 @	Tutor Perini Corp.	1,510,600	0.6
108,000 @	Wabash National Corp.	1,354,320	0.6
72,000	West Corp.	2,167,200	0.9
		27,142,287	11.5
	Information Technology: 8.2%
64,871 @	Endurance International Group Holdings, Inc.	1,340,235	0.6
116,000 @	Fairchild Semiconductor International, Inc.	2,016,080	0.8
97,000 @	II-VI, Inc.	1,841,060	0.8
94,000 @	Integrated Device Technology, Inc.	2,039,800	0.9
97,000	IXYS Corp.	1,484,100	0.6
149,727 @	Kulicke & Soffa Industries, Inc.	1,753,303	0.7
105,500	Mentor Graphics Corp.	2,788,365	1.2
85,000	Micrel, Inc.	1,181,500	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
24,000 @	Rogers Corp.	$1,587,360	0.7
62,000 @	SunEdison, Inc.	1,854,420	0.8
50,000 @	Super Micro Computer, Inc.	1,479,000	0.6
		19,365,223	8.2
	Materials: 4.7%
255,000 @	AK Steel Holding Corp.	986,850	0.4
37,500	Axiall Corp.	1,351,875	0.6
20,000 @	Boise Cascade Co.	733,600	0.3
25,000	Carpenter Technology Corp.	967,000	0.4
2,756 @	Clearwater Paper Corp.	157,919	0.1
47,000	KapStone Paper and Packaging Corp.	1,086,640	0.4
54,000	Materion Corp.	1,903,500	0.8
40,000	Neenah Paper, Inc.	2,358,400	1.0
90,393 @	Orion Engineered Carbons SA	1,668,655	0.7
		11,214,439	4.7
	Utilities: 3.8%
85,000	Avista Corp.	2,605,250	1.1
60,000	New Jersey Resources Corp.	1,653,000	0.7
72,000	South Jersey Industries, Inc.	1,780,560	0.7
45,000	Southwest Gas Corp.	2,394,450	1.0
17,178	TerraForm Power, Inc.	652,420	0.3
		9,085,680	3.8
	Total Common Stock (Cost $186,571,924)	227,976,797	96.1
SHORT-TERM INVESTMENTS: 3.3%
	Mutual Funds: 3.3%
7,911,287	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,911,287)	7,911,287	3.3
	Total Short-Term Investments (Cost $7,911,287)	7,911,287	3.3
	Total Investments in Securities (Cost $194,483,211)	$235,888,084	99.4
	Assets in Excess of Other Liabilities	1,500,457	0.6
	Net Assets	$237,388,541	100.0

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $194,760,904.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$46,170,385
Gross Unrealized Depreciation	(5,043,205)
Net Unrealized Appreciation	$41,127,180

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Consumer Discretionary: 16.5%
285,761 @	Carnival Corp.	$14,113,736	2.4
48,738	CBS Corp. - Class B	2,704,959	0.5
147,151	Comcast Corp. - Class A	8,849,661	1.5
27,384 @,L	Fossil Group, Inc.	1,899,354	0.3
292,481	General Motors Co.	9,748,392	1.7
214,623	Johnson Controls, Inc.	10,630,277	1.8
138,117	Kohl’s Corp.	8,647,505	1.5
107,907	Newell Rubbermaid, Inc.	4,436,057	0.8
82,557	Target Corp.	6,739,128	1.1
45,971	Time Warner Cable, Inc.	8,190,653	1.4
45,787	Time Warner, Inc.	4,002,242	0.7
220,810	Twenty-First Century Fox, Inc. Class B	7,114,498	1.2
140,755	Viacom - Class B	9,098,403	1.6
		96,174,865	16.5
	Consumer Staples: 5.3%
154,649	Coca-Cola Co.	6,066,880	1.0
265,599	ConAgra Foods, Inc.	11,611,988	2.0
24,689	CVS Health	2,589,383	0.4
115,033	Mondelez International, Inc.	4,732,458	0.8
68,155 @	Unilever NV ADR	2,851,605	0.5
45,873	Wal-Mart Stores, Inc.	3,253,772	0.6
		31,106,086	5.3
	Energy: 14.7%
267,100 @	BP PLC ADR	10,673,316	1.8
60,115	Chevron Corp.	5,799,294	1.0
110,229	Devon Energy Corp.	6,557,523	1.1
130,744	Halliburton Co.	5,631,144	1.0
51,272	Hess Corp.	3,429,071	0.6
138,768	Murphy Oil Corp.	5,768,586	1.0
229,583 @	Noble Corp. PLC	3,533,283	0.6
69,891	Occidental Petroleum Corp.	5,435,423	0.9
244,537	QEP Resources, Inc.	4,526,380	0.8
195,818 @	Royal Dutch Shell PLC - Class A ADR	11,163,584	1.9
435,246 @	Suncor Energy, Inc.	11,977,970	2.1
901,489 @	Weatherford International PLC	11,061,270	1.9
		85,556,844	14.7
	Financials: 27.2%
89,495	Aflac, Inc.	5,566,589	1.0
102,975	Allstate Corp.	6,679,988	1.1
119,276 @	Ally Financial, Inc.	2,675,361	0.5
892,990	Bank of America Corp.	15,198,690	2.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
212,810	Bank of New York Mellon Corp.	$8,931,636	1.5
507,957	Citigroup, Inc.	28,059,545	4.8
131,937	Citizens Financial Group, Inc.	3,603,199	0.6
393,260	Fifth Third Bancorp	8,187,673	1.4
29,813	Goldman Sachs Group, Inc.	6,224,656	1.1
306,967	JPMorgan Chase & Co.	20,800,084	3.6
159,748	Metlife, Inc.	8,944,291	1.5
263,927	Morgan Stanley	10,237,728	1.8
99,800	PNC Financial Services Group, Inc.	9,545,870	1.6
130,332	State Street Corp.	10,035,564	1.7
52,040	US Bancorp	2,258,536	0.4
206,256	Wells Fargo & Co.	11,599,837	2.0
		158,549,247	27.2
	Health Care: 11.7%
76,841	AbbVie, Inc.	5,162,947	0.9
36,569	Anthem, Inc.	6,002,435	1.0
41,170	Bristol-Myers Squibb Co.	2,739,452	0.5
54,097 @	Express Scripts Holding Co.	4,811,387	0.8
50,795 @	GlaxoSmithKline PLC ADR	2,115,612	0.4
53,887	Medtronic PLC	3,993,027	0.7
200,062	Merck & Co., Inc.	11,389,530	2.0
95,085	Novartis AG	9,352,605	1.6
285,897	Pfizer, Inc.	9,586,126	1.6
140,118 @	Roche Holding AG ADR	4,913,938	0.8
159,523 @	Sanofi-Aventis SA ADR	7,901,174	1.4
		67,968,233	11.7
	Industrials: 6.3%
110,797	Emerson Electric Co.	6,141,478	1.1
547,047	General Electric Co.	14,535,039	2.5
34,146	Honeywell International, Inc.	3,481,868	0.6
90,249 @	Ingersoll-Rand PLC - Class A	6,084,587	1.0
149,040	Textron, Inc.	6,651,655	1.1
		36,894,627	6.3
	Information Technology: 12.4%
32,722 @	Autodesk, Inc.	1,638,554	0.3
413,374	Cisco Systems, Inc.	11,351,250	1.9
101,132 @	Citrix Systems, Inc.	7,095,421	1.2
187,844	Corning, Inc.	3,706,162	0.6
169,944 @	eBay, Inc.	10,237,426	1.8
255,375	Hewlett-Packard Co.	7,663,804	1.3

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
177,048	Intel Corp.	$5,384,915	0.9
168,634	Microsoft Corp.	7,445,191	1.3
216,389	NetApp, Inc.	6,829,237	1.2
352,171	Symantec Corp.	8,187,976	1.4
68,161 @	Yahoo!, Inc.	2,678,046	0.5
		72,217,982	12.4
	Materials: 1.4%
303,897	Alcoa, Inc.	3,388,452	0.6
102,038	International Paper Co.	4,855,988	0.8
		8,244,440	1.4
	Telecommunication Services: 0.6%
739,139	Frontier Communications Corp.	3,658,738	0.6
	Utilities: 0.9%
75,921	FirstEnergy Corp.	2,471,229	0.4
61,071	Pacific Gas & Electric Co.	2,998,586	0.5
		5,469,815	0.9
	Total Common Stock (Cost $460,757,848)	565,840,877	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc: 0.4%
925,015	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $925,019, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $943,515, due 07/15/15-05/20/65)	925,015	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%,due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17- 08/15/42)	$1,000,000	0.2
		1,925,015	0.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
17,028,057	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $17,028,057)	17,028,057	2.9
	Total Short-Term Investments (Cost $18,953,072)	18,953,072	3.3
	Total Investments in Securities (Cost $479,710,920)	$584,793,949	100.3
	Liabilities in Excess of Other Assets	(1,693,148)	(0.3)
	Net Assets	$583,100,801	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $493,324,001.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$120,950,593
Gross Unrealized Depreciation	(29,480,645)
Net Unrealized Appreciation	$91,469,948

See Accompanying Notes to Financial Statements
39

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 64.1%
	Consumer Discretionary: 6.8%
484,414 @	Carnival Corp.	$23,925,207	1.2
62,332	CBS Corp. - Class B	3,459,426	0.2
394,777	Comcast Corp. - Class A	23,741,889	1.2
454,960	General Motors Co.	15,163,817	0.8
320,258	Target Corp.	26,142,661	1.3
273,821 @,L	Thomson Reuters Corp.	10,426,683	0.5
85,053	Time Warner Cable, Inc.	15,153,893	0.7
111,962	Time Warner, Inc.	9,786,598	0.5
133,449	Viacom - Class B	8,626,143	0.4
		136,426,317	6.8
	Consumer Staples: 4.0%
314,130	Archer-Daniels-Midland Co.	15,147,349	0.8
391,923	Mondelez International, Inc.	16,123,712	0.8
213,181	Philip Morris International, Inc.	17,090,721	0.8
190,519	Procter & Gamble Co.	14,906,207	0.7
257,865	Wal-Mart Stores, Inc.	18,290,364	0.9
		81,558,353	4.0
	Energy: 6.3%
118,744	Anadarko Petroleum Corp.	9,269,157	0.5
286,400	Apache Corp.	16,505,232	0.8
247,579	Baker Hughes, Inc.	15,275,624	0.8
394,936 @	Canadian Natural Resources Ltd.	10,722,402	0.5
278,670 @	Ensco PLC	6,205,981	0.3
148,413	ExxonMobil Corp.	12,347,962	0.6
153,554	Occidental Petroleum Corp.	11,941,894	0.6
1,022,863	Royal Dutch Shell PLC - Class A	28,920,413	1.4
323,045	Total S.A.	15,845,701	0.8
		127,034,366	6.3
	Financials: 20.2%
146,618 @	Aon PLC	14,614,882	0.7
1,981,491	Bank of America Corp.	33,724,977	1.7
303,144	BB&T Corp.	12,219,735	0.6
482,698	Charles Schwab Corp.	15,760,090	0.8
1,151,782	Citigroup, Inc.	63,624,438	3.2
641,606	Citizens Financial Group, Inc.	17,522,260	0.9
96,933	CME Group, Inc.	9,020,585	0.4
288,091	Comerica, Inc.	14,784,830	0.7
653,484	Fifth Third Bancorp	13,605,537	0.7
587,716	First Horizon National Corp.	9,209,510	0.5
77,898	Goldman Sachs Group, Inc.	16,264,323	0.8
933,245	JPMorgan Chase & Co.	63,236,681	3.1
258,502	Marsh & McLennan Cos., Inc.	14,657,063	0.7
902,715	Morgan Stanley	35,016,315	1.7
204,881	Northern Trust Corp.	15,665,201	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
266,044	PNC Financial Services Group, Inc.	$25,447,109	1.3
268,825	State Street Corp.	20,699,525	1.0
264,456 @	Willis Group Holdings PLC	12,402,986	0.6
		407,476,047	20.2
	Health Care: 9.0%
67,047	Amgen, Inc.	10,293,056	0.5
84,580	Anthem, Inc.	13,882,961	0.7
176,142	Baxter International, Inc.	12,317,610	0.6
204,359	Eli Lilly & Co.	17,061,933	0.8
126,075 @	Express Scripts Holding Co.	11,213,111	0.6
234,724	Medtronic PLC	17,393,048	0.9
405,497	Merck & Co., Inc.	23,084,944	1.1
10,310 @	Novartis AG ADR	1,013,886	0.0
208,084	NovartisAG	20,467,238	1.0
426,940	Pfizer, Inc.	14,315,298	0.7
147,797	Sanofi	14,621,579	0.7
271,821 @	Teva Pharmaceutical Industries Ltd. ADR	16,064,621	0.8
91,430	UnitedHealth Group, Inc.	11,154,460	0.6
		182,883,745	9.0
	Industrials: 5.7%
118,835	Caterpillar, Inc.	10,079,585	0.5
427,113	CSX Corp.	13,945,239	0.7
137,081	General Dynamics Corp.	19,423,007	1.0
1,556,770	General Electric Co.	41,363,379	2.0
251,817 @	Ingersoll-Rand PLC - Class A	16,977,502	0.8
343,792 @	Tyco International Plc	13,229,116	0.7
		115,017,828	5.7
	Information Technology: 8.8%
138,701 @	Adobe Systems, Inc.	11,236,168	0.6
308,582 @	Amdocs Ltd.	16,845,491	0.8
744,006	Applied Materials, Inc.	14,299,795	0.7
205,739	Broadcom Corp.	10,593,501	0.5
759,383	Cisco Systems, Inc.	20,852,657	1.0
158,137 @	Citrix Systems, Inc.	11,094,892	0.6
619,581	Corning, Inc.	12,224,333	0.6
385,469 @	eBay, Inc.	23,220,653	1.1
506,235	Intel Corp.	15,397,138	0.8
328,215	Microsoft Corp.	14,490,692	0.7
330,115	NetApp, Inc.	10,418,429	0.5
738,107	Symantec Corp.	17,160,988	0.9
		177,834,737	8.8
	Materials: 0.7%
145,267	Dow Chemical Co.	7,433,312	0.4
156,180	Mosaic Co.	7,317,033	0.3
		14,750,345	0.7

See Accompanying Notes to Financial Statements
40

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 1.8%
219,978	Orange SA	$3,399,625	0.2
984,062	Koninklijke KPN NV	3,772,743	0.2
2,055,123	Telecom Italia S.p.A.	2,611,680	0.1
192,176	Telefonica S.A.	2,737,628	0.1
223,319	Verizon Communications, Inc.	10,408,899	0.5
394,371 @	Vodafone Group PLC ADR	14,374,823	0.7
		37,305,398	1.8
	Utilities: 0.8%
225,126	FirstEnergy Corp.	7,327,851	0.4
163,696	Pacific Gas & Electric Co.	8,037,474	0.4
		15,365,325	0.8
	Total Common Stock (Cost $1,197,888,468)	1,295,652,461	64.1
PREFERRED STOCK: 1.0%
	Energy: 0.4%
140,612 P	El Paso Energy Capital Trust I	7,878,659	0.4
	Financials: 0.6%
68,900	AMG Capital Trust II	4,164,144	0.2
56,155	Keycorp	7,370,344	0.4
15,000 P	State Street Corp.	385,050	0.0
4,000 P	Wells Fargo & Co.	102,000	0.0
		12,021,538	0.6
	Total Preferred Stock (Cost $16,870,141)	19,900,197	1.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.8%
	Basic Materials: 0.4%
570,000	ArcelorMittal, 4.500%, 08/05/15	570,533	0.0
80,000	ArcelorMittal, 7.500%, 03/01/41	78,800	0.0
460,000	ArcelorMittal, 10.600%, 06/01/19	552,575	0.0
1,320,000	Eastman Chemical Co., 2.700%, 01/15/20	1,318,246	0.1
195,000	International Paper Co., 6.000%, 11/15/41	210,279	0.0
315,000	Monsanto Co., 2.125%, 07/15/19	312,814	0.0
215,000	Monsanto Co., 3.375%, 07/15/24	205,447	0.0
770,000 #	Montell Finance Co. BV, 8.100%, 03/15/27	1,019,264	0.1
150,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	190,103	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
335,000	Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	$417,420	0.0
4,000	Southern Copper Corp., 5.250%, 11/08/42	3,491	0.0
105,000	Southern Copper Corp., 6.750%, 04/16/40	108,963	0.0
835,000	Sunoco Logistics Partner, 5.300%, 04/01/44	760,422	0.1
550,000	Sunoco Logistics Partner, 5.500%, 02/15/30	608,250	0.1
420,000 L	Vale Overseas Ltd., 5.625%, 09/15/19	455,297	0.0
320,000 #	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	320,843	0.0
320,000 #	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	323,441	0.0
		7,456,188	0.4
	Communications: 2.0%
2,045,000	Amazon.com, Inc., 0.650%, 11/27/15	2,045,266	0.1
225,000	America Movil S.A.B de CV, 2.375%, 09/08/16	228,121	0.0
455,000	America Movil S.A.B de CV, 4.375%, 07/16/42	423,678	0.0
880,000	AT&T, Inc., 3.400%, 05/15/25	837,264	0.1
837,000	AT&T, Inc., 3.000%, 06/30/22	808,649	0.1
747,000	AT&T, Inc., 4.500%, 05/15/35	686,843	0.0
101,000	AT&T, Inc., 5.350%, 09/01/40	99,457	0.0
270,000	AT&T, Inc., 6.150%, 09/15/34	297,517	0.0
4,000	AT&T, Inc., 8.000%, 11/15/31	5,428	0.0
365,000	British Telecommunications PLC, 1.250%, 02/14/17	364,520	0.0
2,421,000	Ciena Corp., 4.000%, 12/15/20	3,415,123	0.2
1,115,000	Comcast Corp., 4.400%, 08/15/35	1,105,928	0.1
1,019,000	Comcast Corp., 5.700%, 05/15/18	1,135,261	0.1
135,000	Comcast Corp., 6.450%, 03/15/37	166,654	0.0
340,000 #	Cox Communications, Inc., 4.700%, 12/15/42	290,928	0.0
1,210,000 #	Cox Communications, Inc., 8.375%, 03/01/39	1,542,792	0.1
435,000 #	Crown Castle Towers, LLC, 6.113%, 01/15/40	496,317	0.0
2,960,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,785,381	0.1

See Accompanying Notes to Financial Statements
41

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
672,000 #	FireEye, Inc., 1.000%, 06/01/35	$720,720	0.0
588,000 #	FireEye, Inc., 1.625%, 06/01/35	629,895	0.0
350,000	Grupo Televisa SAB, 5.000%, 05/13/45	335,650	0.0
285,000	Interpublic Group of Cos., Inc., 2.250%, 11/15/17	287,500	0.0
4,912,000 L	JDS Uniphase Corp., 0.625%, 08/15/33	4,847,530	0.2
2,419,000	Liberty Interactive LLC, 0.750%, 03/30/43	3,862,841	0.2
9,559,000	Liberty Media Corp., 1.375%, 10/15/23	9,128,845	0.5
125,000	NBCUniversal Media, LLC, 5.150%, 04/30/20	140,355	0.0
210,000	NBCUniversal Media, LLC, 5.950%, 04/01/41	245,732	0.0
415,000	Rogers Communications, Inc., 4.500%, 03/15/43	380,448	0.0
370,000	Telefonica Emisones SAU, 7.045%, 06/20/36	454,496	0.0
535,000	Verizon Communications, Inc., 4.400%, 11/01/34	502,321	0.0
1,058,000 #	Verizon Communications, Inc., 4.522%, 09/15/48	935,696	0.1
467,000	Verizon Communications, Inc., 5.012%, 08/21/54	428,621	0.0
745,000	Verizon Communications, Inc., 5.150%, 09/15/23	817,642	0.1
280,000	Verizon Communications, Inc., 6.400%, 02/15/38	319,003	0.0
95,000	Verizon Communications, Inc., 6.400%, 09/15/33	108,883	0.0
559,000	Viacom, Inc., 4.850%, 12/15/34	517,064	0.0
		41,398,369	2.0
	Consumer, Cyclical: 0.9%
450,000	Advance Auto Parts, Inc., 4.500%, 12/01/23	464,722	0.0
387,000	Advance Auto Parts, Inc., 5.750%, 05/01/20	431,603	0.0
732,872	American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	732,872	0.0
315,000	Cintas Corp. No 2, 2.850%, 06/01/16	319,048	0.0
235,789	Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	250,526	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
360,625	Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	$372,345	0.0
800,000	Ford Motor Co., 4.750%, 01/15/43	781,150	0.1
2,040,000	Ford Motor Credit Co. LLC, 2.500%, 01/15/16	2,056,667	0.1
725,000	MDC Holdings, Inc., 6.000%, 01/15/43	612,625	0.0
1,460,000	QVC, Inc., 5.450%, 08/15/34	1,325,102	0.1
594,000	Ross Stores, Inc., 3.375%, 09/15/24	586,100	0.0
645,000	Target Corp., 2.900%, 01/15/22	652,267	0.0
2,190,000	Target Corp., 5.875%, 07/15/16	2,307,634	0.1
885,000	United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	876,150	0.1
1,525,092 #	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,589,908	0.1
1,000,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	993,366	0.1
737,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	693,162	0.1
375,000	Wal-Mart Stores, Inc., 3.300%, 04/22/24	380,157	0.0
50,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	64,185	0.0
135,000	Wyndham Worldwide Corp., 2.950%, 03/01/17	137,074	0.0
		17,708,952	0.9
	Consumer, Non-cyclical: 4.3%
3,150,000	AbbVie, Inc., 1.200%, 11/06/15	3,153,141	0.2
1,137,000	AbbVie, Inc., 4.500%, 05/14/35	1,112,554	0.1
1,455,000	Actavis Funding SCS, 1.850%, 03/01/17	1,462,509	0.1
433,000	Actavis Funding SCS, 4.550%, 03/15/35	411,765	0.0
985,000	Actavis Funding SCS, 4.850%, 06/15/44	950,546	0.1
610,000	Aetna, Inc., 3.950%, 09/01/20	646,864	0.0
1,430,000	Allergan, Inc., 5.750%, 04/01/16	1,481,868	0.1
700,000	Altria Group, Inc., 4.125%, 09/11/15	703,980	0.0

See Accompanying Notes to Financial Statements
42

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
980,000	AmerisourceBergen Corp., 3.400%, 05/15/24	$975,120	0.1
255,000	Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	255,029	0.0
1,097,000 #	BAT International Finance PLC, 3.950%, 06/15/25	1,110,010	0.1
981,000 #	Bayer US Finance LLC, 3.000%, 10/08/21	987,879	0.1
4,224,000	Brookdale Senior Living, Inc., 2.750%, 06/15/18	5,525,520	0.3
240,000	Brown-Forman Corp., 2.250%, 01/15/23	226,008	0.0
4,000,000	Bunge Ltd Finance Corp., 5.100%, 07/15/15	4,003,628	0.2
1,445,000	Celgene Corp., 4.625%, 05/15/44	1,379,189	0.1
325,000	Celgene Corp., 4.000%, 08/15/23	332,559	0.0
750,000	Coca-Cola Co., 1.800%, 09/01/16	759,127	0.0
240,000	Corn Products International, Inc., 6.625%, 04/15/37	285,491	0.0
493,000	Edwards Lifesciences Corp., 2.875%, 10/15/18	504,554	0.0
965,000 #	ERAC USA Finance LLC, 2.350%, 10/15/19	958,899	0.1
980,000	Express Scripts Holding Co., 2.250%, 06/15/19	972,261	0.1
2,285,000	Express Scripts, Inc., 3.125%, 05/15/16	2,322,876	0.1
1,400,000	General Mills, Inc., 0.875%, 01/29/16	1,401,296	0.1
1,400,000	General Mills, Inc., 2.200%, 10/21/19	1,392,231	0.1
430,000	Gilead Sciences, Inc., 2.050%, 04/01/19	432,369	0.0
80,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	100,584	0.0
785,000 #	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	783,579	0.0
4,573,000	HealthSouth Corp., 2.000%, 12/01/43	5,839,149	0.3
1,644,000 #	HJ Heinz Co., 1.600%, 06/30/17	1,644,715	0.1
2,410,000 #,L	Jazz Investments I Ltd., 1.875%, 08/15/21	2,815,181	0.1
963,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	949,755	0.1
423,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/45	386,361	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,768,000	Live Nation Entertainment, Inc., 2.500%, 05/15/19	$1,912,755	0.1
730,000	McKesson Corp., 2.284%, 03/15/19	729,928	0.0
210,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	210,876	0.0
1,733,000 #	Medtronic, Inc., 3.150%, 03/15/22	1,740,698	0.1
615,000 #	Medtronic, Inc., 4.375%, 03/15/35	609,606	0.0
390,000	Medtronic, Inc., 4.000%, 04/01/43	359,440	0.0
2,940,000	Merck & Co., Inc., 0.700%, 05/18/16	2,940,091	0.2
1,820,000	Mondelez International, Inc., 4.125%, 02/09/16	1,854,762	0.1
630,000	Moody’s Corp., 4.500%, 09/01/22	671,304	0.0
639,000	Moodys Corp., 4.875%, 02/15/24	686,598	0.0
2,201,000	NuVasive, Inc., 2.750%, 07/01/17	2,806,275	0.1
3,840,000	PepsiCo, Inc., 2.500%, 05/10/16	3,900,468	0.2
275,000	Perrigo Co. PLC, 2.300%, 11/08/18	275,351	0.0
275,000	Philip Morris International, Inc., 3.600%, 11/15/23	279,057	0.0
820,000	Philip Morris International, Inc., 4.875%, 11/15/43	847,297	0.0
2,565,000	Sanofi, 2.625%, 03/29/16	2,605,976	0.1
825,000	Tupperware Brands Corp., 4.750%, 06/01/21	870,518	0.0
354,000	Tyson Foods, Inc., 4.875%, 08/15/34	356,277	0.0
365,000	Tyson Foods, Inc., 5.150%, 08/15/44	375,415	0.0
145,000	Ventas Realty L.P., 5.700%, 09/30/43	155,753	0.0
795,000	Verisk Analytics, Inc., 5.500%, 06/15/45	782,057	0.0
3,270,000	WellPoint, Inc., 1.250%, 09/10/15	3,271,949	0.2
3,018,000 #	Wright Medical Group, Inc., 2.000%, 02/15/20	3,217,943	0.2
2,000,000	Zoetis, Inc., 1.150%, 02/01/16	2,000,634	0.1
79,000	Zoetis, Inc., 4.700%, 02/01/43	75,337	0.0
		87,226,578	4.3

See Accompanying Notes to Financial Statements
43

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 1.5%
2,284,000	Chevron Corp., 1.365%, 03/02/18	$2,279,558	0.1
360,000	Chevron Corp., 1.718%, 06/24/18	362,007	0.0
2,947,000	Cobalt International Energy, Inc., 2.625%, 12/01/19	2,178,938	0.1
1,528,000	ConocoPhillips Co., 4.150%, 11/15/34	1,476,205	0.1
1,425,000	ConocoPhillips Co., 2.875%, 11/15/21	1,437,000	0.1
715,000	Devon Energy Corp., 2.250%, 12/15/18	717,082	0.0
291,000	Devon Energy Corp., 3.250%, 05/15/22	287,720	0.0
460,000 #	Enable Midstream Partners L.P., 2.400%, 05/15/19	444,589	0.0
570,000	Energy Transfer Partners L.P., 4.900%, 03/15/35	514,413	0.0
175,000	Enterprise Products Operating L.P., 5.250%, 01/31/20	194,406	0.0
300,000	Enterprise Products Operating L.P., 6.500%, 01/31/19	342,090	0.0
615,000	Enterprise Products Operating LLC, 2.550%, 10/15/19	614,957	0.0
3,320,000	Enterprise Products Operating, LLC, 3.200%, 02/01/16	3,360,783	0.2
1,943,000 L	Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,848,279	0.1
250,000	Husky Energy, Inc., 3.950%, 04/15/22	250,351	0.0
868,000	Kinder Morgan, Inc./DE, 5.300%, 12/01/34	802,409	0.1
3,475,000	Marathon Oil Corp., 0.900%, 11/01/15	3,474,413	0.2
570,000	Noble Energy, Inc., 5.250%, 11/15/43	555,453	0.0
130,000	Noble Holding International Ltd., 2.500%, 03/15/17	129,874	0.0
295,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	297,099	0.0
577,000	Rowan Cos, Inc., 5.400%, 12/01/42	470,357	0.0
28,000	Rowan Cos, Inc., 5.850%, 01/15/44	23,708	0.0
318,000	Southwestern Energy Co., 4.100%, 03/15/22	312,047	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
165,000	Spectra Energy Capital, LLC, 7.500%, 09/15/38	$187,370	0.0
1,615,000	Spectra Energy Partners L.P., 2.950%, 06/15/16	1,637,943	0.1
858,000	Spectra Energy Partners L.P., 4.500%, 03/15/45	760,285	0.1
4,224,000	Stone Energy Corp., 1.750%, 03/01/17	3,878,160	0.2
544,000	Suncor Energy, Inc., 3.600%, 12/01/24	541,608	0.0
215,000	Texas Eastern Transmission LP, 7.000%, 07/15/32	266,889	0.0
1,411,000	Williams Partners L.P., 5.100%, 09/15/45	1,246,854	0.1
125,000	Williams Partners L.P., 5.400%, 03/04/44	114,279	0.0
		31,007,126	1.5
	Financial: 4.9%
3,445,000	Abbey National Treasury Services PLC/London, 4.000%, 04/27/16	3,525,840	0.2
1,690,000 #	ABN AMRO Bank NV, 1.375%, 01/22/16	1,696,150	0.1
1,715,000	Aegon NV, 4.625%, 12/01/15	1,741,541	0.1
395,000	American International Group, Inc., 2.300%, 07/16/19	394,376	0.0
1,870,000	Air Lease Corp., 4.250%, 09/15/24	1,860,650	0.1
543,000	American Express Co., 3.625%, 12/05/24	528,583	0.0
2,815,000	American Express Credit Corp., 2.750%, 09/15/15	2,825,976	0.2
1,200,000	American Financial Group, Inc./OH, 9.875%, 06/15/19	1,506,168	0.1
1,140,000	American International Group, Inc., 4.375%, 01/15/55	1,015,602	0.1
440,000 #	Apollo Management Holdings L.P., 4.000%, 05/30/24	440,464	0.0
1,475,000	Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	1,478,131	0.1
500,000 #	Banco Inbursa SA Institucion de Banca Multiple, 4.125%, 06/06/24	482,750	0.0
445,000	Bank of America Corp., 1.250%, 01/11/16	446,129	0.0
500,000	Bank of America Corp., 5.650%, 05/01/18	549,344	0.0
400,000	Bank of America Corp., 5.750%, 12/01/17	435,920	0.0

See Accompanying Notes to Financial Statements
44

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
525,000	Barclays Bank PLC, 6.750%, 05/22/19	$608,720	0.0
1,295,000	BB&T Corp., 3.200%, 03/15/16	1,314,412	0.1
725,000 #	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	735,513	0.0
260,000	Bear Stearns Cos., Inc., 7.250%, 02/01/18	294,508	0.0
860,000	BNP Paribas SA, 4.250%, 10/15/24	852,693	0.1
1,205,000	Brookfield Asset Management, Inc., 4.000%, 01/15/25	1,193,189	0.1
2,800,000	Capital One Financial Corp., 1.000%, 11/06/15	2,796,007	0.2
1,930,000	Citigroup, Inc., 4.000%, 08/05/24	1,905,300	0.1
260,000	Citigroup, Inc., 5.300%, 05/06/44	264,945	0.0
560,000	Citigroup, Inc., 6.675%, 09/13/43	678,385	0.0
325,000	CNA Financial Corp., 5.875%, 08/15/20	370,342	0.0
472,000 #	Credit Suisse AG, 6.500%, 08/08/23	517,364	0.0
1,540,000 #	Farmers Exchange Capital III, 5.454%, 10/15/54	1,505,977	0.1
4,196,000	Fifth Third Bancorp., 3.625%, 01/25/16	4,258,243	0.2
4,011,000 #	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,810,896	0.3
4,179,000 #	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,441,149	0.2
350,000	Goldman Sachs Group, Inc., 2.625%, 01/31/19	355,540	0.0
355,000	Goldman Sachs Group, Inc., 5.250%, 07/27/21	394,139	0.0
720,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	800,477	0.1
345,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	405,241	0.0
465,000 #	HBOS PLC, 6.750%, 05/21/18	516,477	0.0
840,000	HCP, Inc., 3.875%, 08/15/24	820,084	0.1
320,000	HCP, Inc., 4.200%, 03/01/24	320,783	0.0
500,000	HSBC Finance Corp., 5.500%, 01/19/16	512,198	0.0
4,851,000	Jefferies Group, Inc., 3.875%, 11/01/29	4,969,243	0.3
665,000	JPMorgan Chase & Co., 5.000%, 12/29/49	651,700	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,825,000 L	JPMorgan Chase & Co., 6.100%, 10/29/49	$1,833,669	0.1
315,000	JPMorgan Chase & Co., 6.750%, 12/29/49	336,949	0.0
1,120,000	JPMorgan Chase & Co., 5.300%, 12/29/49	1,114,512	0.1
443,000 #	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	424,200	0.0
1,830,000	Lazard Group LLC, 3.750%, 02/13/25	1,742,352	0.1
2,000,000 #	Liberty Mutual Group, Inc., 4.850%, 08/01/44	1,932,842	0.1
375,000	Lloyds Bank PLC, 2.300%, 11/27/18	379,411	0.0
510,000 #	Macquarie Bank Ltd., 5.000%, 02/22/17	538,784	0.0
285,000	Markel Corp., 5.000%, 03/30/43	280,280	0.0
275,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	287,157	0.0
1,076,000	MGIC Investment Corp., 2.000%, 04/01/20	1,796,920	0.1
2,779,000	MGIC Investment Corp., 5.000%, 05/01/17	3,204,534	0.2
2,360,000 #	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,427,293	0.1
2,975,000	Morgan Stanley, 2.375%, 07/23/19	2,954,940	0.2
790,000	Morgan Stanley, 3.450%, 11/02/15	797,202	0.1
675,000	Morgan Stanley, 4.000%, 07/24/15	676,134	0.0
560,000	Morgan Stanley, 6.375%, 07/24/42	687,715	0.0
165,000	National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	166,919	0.0
1,515,000 #	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,487,922	0.1
1,293,000	Old Republic International Corp., 3.750%, 03/15/18	1,533,013	0.1
400,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/24	402,082	0.0
2,545,000	PNC Bank NA, 1.300%, 10/03/16	2,555,913	0.1
320,000	Prudential Financial, Inc., 4.750%, 09/17/15	322,492	0.0

See Accompanying Notes to Financial Statements
45

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
275,000	Prudential Financial, Inc., 5.100%, 08/15/43	$282,827	0.0
648,000	Radian Group, Inc., 2.250%, 03/01/19	1,153,035	0.1
1,607,000 L	Radian Group, Inc., 3.000%, 11/15/17	2,677,664	0.1
125,000	Realty Income Corp., 2.000%, 01/31/18	125,909	0.0
525,000	Reinsurance Group of America, Inc., 4.700%, 09/15/23	557,383	0.0
2,350,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	2,356,566	0.1
460,000	Senior Housing Properties Trust, 4.300%, 01/15/16	463,368	0.0
805,000 #	Societe Generale SA, 5.000%, 01/17/24	806,429	0.1
440,000 #	Standard Chartered PLC, 5.700%, 03/26/44	458,041	0.0
445,000	Travelers Cos, Inc./The, 4.600%, 08/01/43	459,847	0.0
500,000	US Bank NA/Cincinnati OH, 2.282%, 04/29/20	501,083	0.0
170,000	Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	176,110	0.0
140,000	Wells Fargo & Co., 1.500%, 01/16/18	139,724	0.0
470,000	Wells Fargo & Co., 4.100%, 06/03/26	471,820	0.0
2,000,000	Wells Fargo & Co., 4.650%, 11/04/44	1,914,452	0.1
2,285,000	Wells Fargo & Co., 3.900%, 05/01/45	2,053,472	0.1
350,000	WR Berkley Corp., 4.625%, 03/15/22	372,332	0.0
		99,074,446	4.9
	Financials: 0.1%
1,023,000	Boeing Capital Corp., 2.125%, 08/15/16	1,037,571	0.1
	Industrial: 0.9%
1,335,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,435,618	0.1
330,000	CSX Corp., 5.500%, 04/15/41	366,970	0.0
1,015,000	Deere & Co., 2.600%, 06/08/22	998,497	0.1
570,000	Eaton Corp., 0.950%, 11/02/15	570,416	0.0
295,000	FedEx Corp., 4.900%, 01/15/34	305,881	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
605,000	FedEx Corp., 5.100%, 01/15/44	$624,249	0.0
2,740,000	General Electric Co., 0.850%, 10/09/15	2,744,115	0.2
455,000	L-3 Communications Corp., 3.950%, 05/28/24	442,484	0.0
304,000	Northrop Grumman Corp., 3.850%, 04/15/45	268,451	0.0
703,000	Packaging Corp. of America, 4.500%, 11/01/23	725,298	0.1
510,000 #	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	513,626	0.0
545,000	Pentair Finance SA, 5.000%, 05/15/21	596,302	0.0
285,000	Precision Castparts Corp., 2.500%, 01/15/23	273,129	0.0
157,000	Union Pacific Corp., 3.646%, 02/15/24	161,573	0.0
730,000	Union Pacific Corp., 4.150%, 01/15/45	697,450	0.1
375,000	Union Pacific Corp., 4.850%, 06/15/44	399,570	0.0
4,328,000	UTi Worldwide, Inc., 4.500%, 03/01/19	4,441,610	0.2
550,000	Valmont Industries, Inc., 5.000%, 10/01/44	498,227	0.0
2,193,000	Valmont Industries, Inc., 5.250%, 10/01/54	1,966,145	0.1
752,000	Waste Management, Inc., 3.900%, 03/01/35	689,655	0.0
		18,719,266	0.9
	Technology: 2.6%
1,146,000	Apple, Inc., 2.150%, 02/09/22	1,094,715	0.1
7,292,000 L	Citrix Systems, Inc., 0.500%, 04/15/19	7,738,635	0.4
340,000	Computer Sciences Corp., 4.450%, 09/15/22	349,134	0.0
5,367,000 L	Lam Research Corp., 1.250%, 05/15/18	7,637,912	0.4
960,000	Lam Research Corp., 3.800%, 03/15/25	934,833	0.0
2,788,000 #	Microchip Technology, Inc., 1.625%, 02/15/25	2,826,335	0.1
4,933,000	Micron Technology, Inc., 3.000%, 11/15/43	4,479,781	0.2
649,000	Microsoft Corp., 3.500%, 02/12/35	592,623	0.0

See Accompanying Notes to Financial Statements
46

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
3,387,000	NetSuite, Inc., 0.250%, 06/01/18	$3,543,649	0.2
6,651,000	NVIDIA Corp., 1.000%, 12/01/18	7,652,807	0.4
2,277,000 #	ON Semiconductor Corp., 1.000%, 12/01/20	2,264,192	0.1
1,005,000	Oracle Corp., 4.300%, 07/08/34	989,999	0.1
330,000	Pitney Bowes, Inc., 4.625%, 03/15/24	332,972	0.0
711,000	QUALCOMM, Inc., 3.000%, 05/20/22	707,896	0.0
8,937,000	SanDisk Corp., 0.500%, 10/15/20	8,707,989	0.4
540,000 #	Seagate HDD Cayman, 4.750%, 01/01/25	537,536	0.0
1,146,000 #	Seagate HDD Cayman, 5.750%, 12/01/34	1,128,577	0.1
1,141,000	Xerox Corp., 4.800%, 03/01/35	1,079,538	0.1
		52,599,123	2.6
	Utilities: 0.2%
1,384,000	Georgia Power Co., 3.000%, 04/15/16	1,408,490	0.1
355,000	Louisville Gas & Electric Co., 1.625%, 11/15/15	356,162	0.0
500,000	NextEra Energy Capital Holdings, Inc., 2.600%, 09/01/15	501,431	0.0
605,000	Oglethorpe Power Corp., 4.550%, 06/01/44	596,182	0.1
570,000	Southern Co., 2.375%, 09/15/15	572,043	0.0
		3,434,308	0.2
	Total Corporate Bonds/Notes (Cost $354,658,596)	359,661,927	17.8
MUNICIPAL BONDS: 0.0%
	Georgia: 0.0%
175,000	Municipal Electric Authority of Georgia, 6.637%, 04/01/57	209,855	0.0
325,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/57	379,814	0.0
	Total Municipal Bonds (Cost $503,988)	589,669	0.0
U.S. TREASURY OBLIGATIONS: 11.4%
	U.S. Treasury Bonds: 1.7%
21,950,200	2.125%, due 05/15/25	21,518,045	1.1
14,223,400	2.500%, due 02/15/45	12,461,035	0.6
		33,979,080	1.7
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 9.7%
120,000	0.875%, due 04/30/17	$120,581	0.0
180,000	2.625%, due 11/15/20	187,931	0.0
72,298,000	0.625%, due 06/30/17	72,264,092	3.6
55,005,000	1.125%, due 06/15/18	55,185,472	2.7
69,403,200	1.625%, due 06/30/20	69,338,100	3.4
		197,096,176	9.7
	Total U.S. Treasury Obligations (Cost $231,427,710)	231,075,256	11.4
FOREIGN GOVERNMENT BONDS: 0.1%
150,000 #	Electricite de France SA, 4.600%, 01/27/20	164,532	0.0
620,000 #	Electricite de France SA, 4.875%, 01/22/44	646,908	0.0
640,000 #	Electricite de France SA, 5.625%, 12/29/49	653,280	0.1
220,000	Korea Development Bank, 4.375%, 08/10/15	220,871	0.0
	Total Foreign Government Bonds (Cost $1,603,317)	1,685,591	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000	4.875%, due 06/13/18	2,665,238	0.1
	Federal National Mortgage Association: 0.2%##
2,130,000	4.375%, due 10/15/15	2,155,682	0.1
915,000	6.625%, due 11/15/30	1,292,258	0.1
		3,447,940	0.2
	Total U.S. Government Agency Obligations (Cost $5,670,113)	6,113,178	0.3
	Total Long-Term Investments (Cost $1,808,622,333)	1,914,678,279	94.7
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc: 1.3%
6,276,673	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $6,276,699, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $6,402,207, due 07/15/15-05/20/65)	6,276,673	0.3

See Accompanying Notes to Financial Statements
47

VY® Invesco Equity and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,276,673	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $6,276,697, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $6,402,207, due 11/15/16-07/01/45)	$6,276,673	0.3
6,276,673	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $6,276,697, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $6,402,206, due 06/13/16-04/20/44)	6,276,673	0.3
4,622,339	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $4,622,352, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $4,714,786, due 03/01/19-02/20/65)	4,622,339	0.2
2,975,513	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,975,529, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,036,163, due 01/15/17-01/15/29)	2,975,513	0.2
		26,427,871	1.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.4%
108,604,990	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $108,604,990)	$108,604,990	5.4
	Total Short-Term Investments (Cost $135,032,861)	135,032,861	6.7
	Total Investments in Securities (Cost $1,943,655,194)	$2,049,711,140	101.4
	Liabilities in Excess of Other Assets	(27,650,949)	(1.4)
	Net Assets	$2,022,060,191	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt P Preferred Stock may be called prior to convertible date.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $1,946,055,525.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$174,279,971
Gross Unrealized Depreciation	(70,624,356)
Net Unrealized Appreciation	$103,655,615

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Consumer Discretionary: 18.9%
11,890 @	Autozone, Inc.	$7,929,441	1.1
116,530 @	Bed Bath & Beyond, Inc.	8,038,239	1.1
222,650	Best Buy Co., Inc.	7,260,617	1.0
83,439	CBS Corp. - Class B	4,630,865	0.7
111,290 @	Dish Network Corp. - Class A	7,535,446	1.1
85,840	Expedia, Inc.	9,386,604	1.3
95,930 @	Gannett Co., Inc.	1,342,061	0.2
220,090	Gap, Inc.	8,400,835	1.2
50,500	Genuine Parts Co.	4,521,265	0.6
148,315	Jarden Corp.	7,675,301	1.1
193,180	Kohl’s Corp.	12,095,000	1.7
56,106	Marriott International, Inc.	4,173,725	0.6
61,760 @	Mohawk Industries, Inc.	11,789,984	1.7
78,190	Nordstrom, Inc.	5,825,155	0.8
55,380	PVH Corp.	6,379,776	0.9
65,560	Starwood Hotels & Resorts Worldwide, Inc.	5,316,260	0.8
191,860	TEGNA, Inc.	6,152,950	0.9
87,730	Tiffany & Co.	8,053,614	1.2
148,410	Time, Inc.	3,414,914	0.5
42,490	VF Corp.	2,963,253	0.4
		132,885,305	18.9
	Consumer Staples: 6.0%
47,000	Constellation Brands, Inc.	5,452,940	0.8
84,980	Dr Pepper Snapple Group, Inc.	6,195,042	0.9
5,500 @	Energizer Holdings, Inc.	187,000	0.0
56,403	Energizer Holdings, Inc.	7,419,815	1.0
65,220	Hershey Co.	5,793,492	0.8
134,690	Kroger Co.	9,766,372	1.4
928,620 @	Rite Aid Corp.	7,753,977	1.1
		42,568,638	6.0
	Energy: 2.8%
114,650	EQT Corp.	9,325,631	1.3
115,700	PBF Energy, Inc.	3,288,194	0.5
310,470 @	Southwestern Energy Co.	7,056,983	1.0
		19,670,808	2.8
	Financials: 30.3%
9,463 @	Alleghany Corp.	4,435,876	0.6
270,070 @	Ally Financial, Inc.	6,057,670	0.9
114,840	American Campus Communities, Inc.	4,328,320	0.6
74,650	Ameriprise Financial, Inc.	9,326,024	1.3
44,430	AvalonBay Communities, Inc.	7,103,024	1.0
33,710	Boston Properties, Inc.	4,080,258	0.6
231,960	Brixmor Property Group, Inc.	5,365,235	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
63,860	Chubb Corp.	$6,075,640	0.9
190,320	Citizens Financial Group, Inc.	5,197,639	0.7
59,240	City National Corp.	5,354,704	0.8
525,320	Fifth Third Bancorp	10,937,162	1.6
89,990	First Republic Bank	5,672,070	0.8
231,040	General Growth Properties, Inc.	5,928,486	0.8
192,780	Hartford Financial Services Group, Inc.	8,013,865	1.1
275,160	Hudson City Bancorp., Inc.	2,718,581	0.4
231,690	Huntington Bancshares, Inc.	2,620,414	0.4
177,310	Invesco Ltd.	6,647,352	0.9
301,670	Kimco Realty Corp.	6,799,642	1.0
78,900	Legg Mason, Inc.	4,065,717	0.6
280,170	Loews Corp.	10,789,347	1.5
75,451	M&T Bank Corp.	9,426,093	1.3
165,550	Marsh & McLennan Cos., Inc.	9,386,685	1.3
65,190	Northern Trust Corp.	4,984,427	0.7
212,630	Old Republic International Corp.	3,323,407	0.5
121,982	Outfront Media, Inc.	3,078,826	0.4
118,400	Progressive Corp.	3,295,072	0.5
155,370	Rayonier, Inc.	3,969,703	0.6
66,700	Regency Centers Corp.	3,933,966	0.6
221,600	SunTrust Bank	9,533,232	1.4
104,620	T. Rowe Price Group, Inc.	8,132,113	1.2
185,730	Unum Group	6,639,847	0.9
73,706	Vornado Realty Trust	6,996,911	1.0
166,800	Weyerhaeuser Co.	5,254,200	0.7
71,360	WR Berkley Corp.	3,705,725	0.5
200,390 @	XL Group PLC	7,454,508	1.1
73,360	Zions Bancorp.	2,328,080	0.3
		212,959,821	30.3
	Health Care: 6.5%
77,070	AmerisourceBergen Corp.	8,195,624	1.2
160,090 @	Brookdale Senior Living, Inc.	5,555,123	0.8
75,520	Cigna Corp.	12,234,240	1.7
32,510 @	Henry Schein, Inc.	4,620,321	0.6
59,790	Humana, Inc.	11,436,631	1.6
28,250	Universal Health Services, Inc.	4,014,325	0.6
		46,056,264	6.5
	Industrials: 9.5%
126,940	Ametek, Inc.	6,953,773	1.0
86,550	Carlisle Cos., Inc.	8,665,386	1.2

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
78,890	Equifax, Inc.	$7,659,430	1.1
114,410	Fortune Brands Home & Security, Inc.	5,242,266	0.7
75,210	Hubbell, Inc.	8,143,739	1.2
96,100	IDEX Corp.	7,551,538	1.1
107,250	MSC Industrial Direct Co.	7,482,833	1.1
70,470	Regal-Beloit Corp.	5,115,418	0.7
133,099 @	Rexnord Corp.	3,182,397	0.5
42,001	Snap-On, Inc.	6,688,659	0.9
		66,685,439	9.5
	Information Technology: 8.7%
123,440	Amphenol Corp.	7,155,817	1.0
109,830	Analog Devices, Inc.	7,049,439	1.0
188,090 @	Arrow Electronics, Inc.	10,495,422	1.5
146,396 @	CommScope Holding Co., Inc.	4,466,542	0.6
170,976	Jack Henry & Associates, Inc.	11,062,147	1.6
50,740	KLA-Tencor Corp.	2,852,095	0.4
193,240 @	Synopsys, Inc.	9,787,606	1.4
189,160	Xilinx, Inc.	8,353,306	1.2
		61,222,374	8.7
	Materials: 5.2%
80,070	Airgas, Inc.	8,469,805	1.2
72,378	Albemarle Corp.	4,000,332	0.6
81,120	Ball Corp.	5,690,568	0.8
86,620	Rock-Tenn Co.	5,214,524	0.8
17,700	Sherwin-Williams Co.	4,867,854	0.7
152,115	Silgan Holdings, Inc.	8,025,587	1.1
		36,268,670	5.2
	Utilities: 10.2%
459,270	Centerpoint Energy, Inc.	8,739,908	1.2
205,950	CMS Energy Corp.	6,557,448	0.9
98,490	Edison International	5,474,074	0.8
167,330	Energen Corp.	11,428,639	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
72,240	National Fuel Gas Co.	$4,254,213	0.6
87,100	NiSource, Inc.	3,970,889	0.6
389,610	Questar Corp.	8,146,745	1.1
48,340	Sempra Energy	4,782,760	0.7
119,580	WEC Energy Group, Inc.	5,377,513	0.8
189,880	Westar Energy, Inc.	6,497,694	0.9
209,890	Xcel Energy, Inc.	6,754,260	1.0
		71,984,143	10.2
	Total Common Stock (Cost $521,557,255)	690,301,462	98.1
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
14,958,862	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $14,958,862)	14,958,862	2.1
	Total Short-Term Investment (Cost $14,958,862)	14,958,862	2.1
	Total Investments in Securities (Cost $536,516,117)	$705,260,324	100.2
	Liabilities in Excess of Other Assets	(1,342,621)	(0.2)
	Net Assets	$703,917,703	100.0

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $537,796,438.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$178,884,048
Gross Unrealized Depreciation	(11,420,162)
Net Unrealized Appreciation	$167,463,886

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Brazil: 2.3%
740,330 @	Ambev SA ADR	$4,516,013	0.3
2,423,500	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	9,143,371	0.5
441,130 @	Embraer SA ADR	13,361,828	0.7
1,236,499 @	Itau Unibanco Holding S.A. ADR	13,539,664	0.8
		40,560,876	2.3
	China: 1.2%
431,895 @	JD.com, Inc. ADR	14,727,620	0.8
94,080 @,L	Qihoo 360 Technology Co. Ltd. ADR	6,368,275	0.4
		21,095,895	1.2
	Denmark: 0.4%
154,598 L	FLSmidth & Co. A/S	7,428,913	0.4
	France: 4.8%
178,748	LVMH Moet Hennessy Louis Vuitton SE	31,425,822	1.8
116,410	Kering	20,812,657	1.2
332,790	Societe Generale	15,615,802	0.9
269,374	Technip S.A.	16,694,261	0.9
		84,548,542	4.8
	Germany: 7.1%
168,025	Allianz SE	26,203,736	1.5
191,262	Bayer AG	26,784,407	1.5
601,035	Deutsche Bank AG	18,071,181	1.0
89,718	Linde AG	17,002,810	1.0
410,499	SAP SE	28,766,307	1.6
83,603	Siemens AG	8,458,251	0.5
		125,286,692	7.1
	India: 3.4%
10,576,025	DLF Ltd.	19,321,881	1.1
2,601,500 @	ICICI Bank Ltd. ADR	27,107,630	1.5
2,577,959	Zee Telefilms Ltd.	14,879,214	0.8
		61,308,725	3.4
	Italy: 1.2%
244,091 L	Brunello Cucinelli SpA	4,571,706	0.3
311,487	Prysmian S.p.A.	6,733,230	0.4
98,982 L	Tod’s S.p.A.	9,398,447	0.5
		20,703,383	1.2
	Japan: 11.6%
1,267,400	Dai-ichi Life Insurance Co., Ltd.	24,888,595	1.4
65,300	Fanuc Ltd.	13,361,399	0.8
1,004,200	KDDI Corp.	24,233,308	1.4
49,451	Keyence Corp.	26,652,946	1.5
373,600	Kyocera Corp.	19,424,384	1.1
248,500	Murata Manufacturing Co., Ltd.	43,367,089	2.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
340,400	Nidec Corp.	$25,474,793	1.4
1,371,000	Nomura Holdings, Inc.	9,256,783	0.5
449,200	Sumitomo Mitsui Financial Group, Inc.	19,998,026	1.1
		206,657,323	11.6
	Mexico: 0.7%
135,502 @	Fomento Economico Mexicano SAB de CV ADR	12,071,873	0.7
	Netherlands: 2.0%
558,583	Airbus Group SE	36,384,692	2.0
	Spain: 3.3%
1,973,973	Banco Bilbao Vizcaya Argentaria S.A.	19,451,484	1.1
908,422	Inditex SA	29,630,347	1.7
561,315 L	Repsol YPF S.A.	9,893,555	0.5
		58,975,386	3.3
	Sweden: 3.4%
1,332,702	Assa Abloy AB	25,089,195	1.4
3,398,225	Telefonaktiebolaget LM Ericsson	35,392,978	2.0
		60,482,173	3.4
	Switzerland: 5.0%
782,163	Credit Suisse Group AG	21,577,916	1.2
225,504	Nestle S.A.	16,270,256	0.9
56,585	Roche Holding AG	15,865,953	0.9
1,646,200	UBS Group AG	34,926,566	2.0
		88,640,691	5.0
	United Kingdom: 5.5%
2,784,375 @,L	Circassia Pharmaceuticals Plc	12,830,385	0.7
4,275,294 L	Earthport PLC	2,547,462	0.1
500,007 @	International Game Technology PLC	8,880,125	0.5
1,290,876	Prudential PLC	31,109,343	1.8
152,970	Shire PLC	12,290,995	0.7
686,685	Unilever PLC	29,485,490	1.7
		97,143,800	5.5
	United States: 44.1%
151,980	3M Co.	23,450,514	1.3
300,390 @	Acadia Pharmaceuticals, Inc.	12,580,333	0.7
385,693 @	Adobe Systems, Inc.	31,244,990	1.8
327,760	Aetna, Inc.	41,776,290	2.4
815,130	Altera Corp.	41,734,656	2.3
224,000	Anthem, Inc.	36,767,360	2.1
45,550 @	Biogen, Inc.	18,399,467	1.0
127,560 @	BioMarin Pharmaceutical, Inc.	17,447,657	1.0

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
54,560 @	Bluebird Bio, Inc.	$9,186,267	0.5
666,950 @	Celldex Therapeutics, Inc.	16,820,479	0.9
648,120	Citigroup, Inc.	35,802,149	2.0
132,990 @,L	Clovis Oncology, Inc.	11,687,161	0.7
500,520	Colgate-Palmolive Co.	32,739,013	1.8
642,270 @	eBay, Inc.	38,690,345	2.2
229,450	Emerson Electric Co.	12,718,413	0.7
313,350 @	Facebook, Inc.	26,874,463	1.5
360,620	FNF Group	13,339,334	0.8
219,050	Gilead Sciences, Inc.	25,646,374	1.4
135,040	Goldman Sachs Group, Inc.	28,195,002	1.6
47,300 @	Google, Inc. - Class A	25,543,892	1.4
46,117	Google, Inc. - Class C	24,004,360	1.4
313,400	Intuit, Inc.	31,581,318	1.8
22,630 @	MacroGenics, Inc.	859,261	0.0
859,940	Maxim Integrated Products	29,732,425	1.7
90,250	McDonald’s Corp.	8,580,067	0.5
444,340	McGraw-Hill Cos., Inc.	44,633,953	2.5
66,720 @	Medivation, Inc.	7,619,424	0.4
163,320	St. Jude Medical, Inc.	11,933,792	0.7
100,411 @,L	Theravance Biopharma,Inc.	1,307,351	0.1
383,840 L	Theravance, Inc.	6,935,989	0.4
247,590	Tiffany & Co.	22,728,762	1.3
209,250	United Parcel Service, Inc. - Class B	20,278,417	1.1
125,520 @	Vertex Pharmaceuticals, Inc.	15,499,210	0.9
333,840	Walt Disney Co.	38,104,498	2.1
170,960	Zimmer Biomet Holdings, Inc.	18,673,961	1.1
		783,116,947	44.1
	Total Common Stock (Cost $1,011,861,790)	1,704,405,911	96.0
PREFERRED STOCK: 1.7%
	Germany: 1.7%
359,294	Bayerische Motoren Werke AG	30,422,567	1.7
	India: 0.0%
50,809,899	Zee Entertainment Enterprises Ltd.	678,210	0.0
	Total Preferred Stock (Cost $13,141,666)	31,100,777	1.7

Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
561,315 @,L	Repsol SA	$290,989	0.0
	Total Rights (Cost $308,990)	290,989	0.0
	Total Long-Term Investments (Cost $1,025,312,446)	1,735,797,677	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc: 2.3%
9,643,758	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $9,643,798, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $9,836,633, due 07/15/15-05/20/65)	9,643,758	0.6
9,643,758	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $9,643,806,collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $9,836,586, due 11/15/15-03/01/48)	9,643,758	0.5

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,643,758	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $9,643,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $9,836,636, due 07/31/15-05/20/65)	$9,643,758	0.5
7,081,834	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $7,081,853, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $7,223,471, due 03/01/19-02/20/65)	7,081,834	0.4
4,591,949	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $4,591,974, collateralized by various U.S. Government Securities, 0.125%- 2.500%, Market Value plus accrued interest $4,685,546, due 01/15/17-01/15/29)	4,591,949	0.3
		40,605,057	2.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
40,790,787	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $40,790,787)	$40,790,787	2.3
	Total Short-Term Investments (Cost $81,395,844)	81,395,844	4.6
	Total Investments in Securities (Cost $1,106,708,290)	$1,817,193,521	102.3
	Liabilities in Excess of Other Assets	(41,181,412)	(2.3)
	Net Assets	$1,776,012,109	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $1,120,023,591.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$745,523,357
Gross Unrealized Depreciation	(48,353,427)
Net Unrealized Appreciation	$697,169,930

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.3%
	Basic Materials: 4.0%
360,000 #	Cascades, Inc., 5.500%, 07/15/22	$349,650	0.3
275,000 #	Cliffs Natural Resources, Inc., 8.250%, 03/31/20	261,250	0.2
350,000 #	Eldorado Gold Corp., 6.125%, 12/15/20	347,812	0.3
375,000 #	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	356,250	0.3
220,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	199,650	0.2
219,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	159,870	0.1
60,000	Hexion US Finance Corp., 6.625%, 04/15/20	55,350	0.0
300,000 #	IAMGOLD Corp., 6.750%, 10/01/20	252,750	0.2
200,000 #	INEOS Group Holdings SA, 5.875%, 02/15/19	201,750	0.2
155,000	Millar Western Forest Products Ltd., 8.500%, 04/01/21	149,962	0.1
80,000 #	Prince Mineral Holding Corp., 11.500%, 12/15/19	74,000	0.1
410,000	Resolute Forest Products, Inc., 5.875%, 05/15/23	375,150	0.3
170,000	RPM International, Inc., 2.250%, 12/15/20	198,688	0.2
240,000	Steel Dynamics, Inc., 5.125%, 10/01/21	241,680	0.2
410,000	Tronox Finance LLC, 6.375%, 08/15/20	382,325	0.3
120,000 #	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	121,200	0.1
295,000	United States Steel Corp., 7.500%, 03/15/22	304,588	0.3
240,000 #	WR Grace & Co-Conn, 5.125%, 10/01/21	242,400	0.2
135,000 #	WR Grace & Co-Conn, 5.625%, 10/01/24	137,194	0.1
305,000	Xerium Technologies, Inc., 8.875%, 06/15/18	316,247	0.3
		4,727,766	4.0
	Communications: 10.8%
200,000 #	Altice Financing SA, 6.625%, 02/15/23	199,060	0.2
145,000	Cambium Learning Group, Inc., 9.750%, 02/15/17	147,175	0.1
550,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	576,812	0.5
230,000 #	CenturyLink, Inc., 5.625%, 04/01/25	208,437	0.2
580,000	CenturyLink, Inc., 6.450%, 06/15/21	587,250	0.5
155,000 #	CommScope Tech Finance LLC, 6.000%, 06/15/25	154,806	0.1
115,000 #	CommScope, Inc., 5.500%, 06/15/24	112,269	0.1
120,000 #	CommScope, Inc., 5.000%, 06/15/21	117,900	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
330,000 #	DigitalGlobe, Inc., 5.250%, 02/01/21	$324,637	0.3
400,000	Equinix, Inc., 5.375%, 01/01/22	403,000	0.3
195,000	Equinix, Inc., 5.375% 04/01/23	195,975	0.2
245,000	Finisar Corp., 0.500%, 12/15/33	237,956	0.2
50,000 #	FireEye, Inc., 1.000%, 06/01/35	53,625	0.1
50,000 #	FireEye, Inc., 1.625%, 06/01/35	53,562	0.1
245,000	Frontier Communications Corp., 8.500%, 04/15/20	256,760	0.2
555,000	Frontier Communications Corp., 8.750%, 04/15/22	552,225	0.5
200,000	Frontier Communications Corp., 9.250%, 07/01/21	210,250	0.2
200,000	Intelsat Luxembourg SA, 7.750%, 06/01/21	167,750	0.1
275,000	Liberty Media Corp., 1.375%, 10/15/23	262,625	0.2
467,875	McGraw-Hill School Education, 6.250%, 12/17/19	470,702	0.4
270,000 #	MDC Partners, Inc., 6.750%, 04/01/20	270,000	0.2
85,000 #	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	89,888	0.1
125,000	NeuStar, Inc., 4.500%, 01/15/23	111,563	0.1
200,000 #	Numericable Group SA, 6.000%, 05/15/22	197,625	0.2
130,000 #	Plantronics, Inc., 5.500%, 05/31/23	131,950	0.1
350,000	Quebecor Media, Inc., 5.750%, 01/15/23	350,438	0.3
480,000	Shutterfly, Inc., 0.250%, 05/15/18	485,400	0.4
170,000 #	Sirius XM Radio, Inc., 4.625%, 05/15/23	160,225	0.1
1,190,000	Sprint Corp., 7.250%, 09/15/21	1,174,381	1.0
245,000 #	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	237,038	0.2
425,000	TEGNA, Inc., 6.375%, 10/15/23	444,125	0.4
70,000	T-Mobile USA, Inc., 6.500%, 01/15/24	72,450	0.1
450,000	T-Mobile USA, Inc., 6.542%, 04/28/20	472,271	0.4
100,000	T-Mobile USA, Inc., 6.633%, 04/28/21	104,000	0.1
155,000 #	Twitter, Inc., 0.250%, 09/15/19	139,306	0.1
58,600	Univision Communications, Inc., 4.000%, 03/01/20	58,353	0.1
160,000 #	Univision Communications, Inc., 5.125%, 02/15/25	154,400	0.1
290,000	VeriSign, Inc., 4.625%, 05/01/23	279,125	0.2

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
269,328	Virgin Media Investment Holding Ltd., 3.500%, 06/30/23	$267,056	0.2
315,000	WebMD Health Corp., 1.500%, 12/01/20	339,806	0.3
616,000	WebMD Health Corp., 2.500%, 01/31/18	630,245	0.5
279,348	West Corp., 3.250%, 06/30/18	278,941	0.2
375,000	Windstream Corp., 6.375%, 08/01/23	309,563	0.3
360,000	Windstream Corp., 7.500%, 06/01/22	317,700	0.3
200,000	Windstream Corp., 7.750%, 10/15/20	196,500	0.2
		12,565,125	10.8
	Consumer, Cyclical: 11.6%
245,000	Allegion US Holding Co., Inc., 5.750%, 10/01/21	254,187	0.2
335,000	Asbury Automotive Group, Inc., 6.000%, 12/15/24	350,075	0.3
200,000 #	Brookfield Residential Properties, Inc., 6.375%, 05/15/25	197,000	0.2
440,000 #	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	440,185	0.4
200,000	Brown Shoe Co., Inc., 7.125%, 05/15/19	208,300	0.2
351,500	Camping World, 5.250%, 02/20/20	353,917	0.3
285,000	DR Horton, Inc., 5.750%, 08/15/23	302,812	0.3
315,000 #	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	302,400	0.3
245,000 #	Family Tree Escrow LLC, 5.750%, 03/01/23	257,250	0.2
173,898	Federal Mogul Corp., 4.750%, 12/27/15	172,203	0.1
100,000	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	100,250	0.1
375,000	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	377,812	0.3
345,000	Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	332,925	0.3
265,000 #	Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	261,687	0.2
300,000	Group 1 Automotive, Inc., 5.000%, 06/01/22	300,000	0.3
490,000	Jarden Corp., 1.125%, 03/15/34	572,994	0.5
406,000 #	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	424,777	0.4
650,000	KB Home, 1.375%, 02/01/19	635,781	0.5
400,000	KB Home, 7.000%, 12/15/21	415,000	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
245,000	KB Home, 7.500%, 09/15/22	$256,025	0.2
102,520	Landrys, Inc., 4.000%, 04/24/18	102,994	0.1
104,000 #	Lennar Corp., 2.750%, 12/15/20	238,745	0.2
250,000	Lennar Corp., 4.500%, 06/15/19	256,250	0.2
465,000	Lennar Corp., 4.750%, 11/15/22	459,187	0.4
100,000	LKQ Corp., 4.750%, 05/15/23	95,875	0.1
310,000	MDC Holdings, Inc., 5.500%, 01/15/24	306,125	0.3
145,000	Meritage Homes Corp., 7.000%, 04/01/22	155,513	0.1
480,000	Navistar International Corp., 8.250%, 11/01/21	458,400	0.4
300,000 #	NCL Corp. Ltd., 5.250%, 11/15/19	308,625	0.3
200,000 #	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	206,000	0.2
665,000	Outerwall, Inc., 5.875%, 06/15/21	625,100	0.5
270,000	Regal Entertainment Group, 5.750%, 02/01/25	264,600	0.2
150,000	Regal Entertainment Group, 5.750%, 03/15/22	152,243	0.1
330,000	Ryland Group, Inc., 0.250%, 06/01/19	320,100	0.3
130,000	Ryland Group, Inc., 5.375%, 10/01/22	131,950	0.1
150,000	Scientific Games International, Inc., 6.250%, 09/01/20	117,375	0.1
800,000	Scientific Games International, Inc., 10.000%, 12/01/22	774,500	0.7
125,000 #	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	127,188	0.1
145,000 #	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	143,550	0.1
235,000	Standard Pacific Corp., 1.250%, 08/01/32	286,994	0.2
430,109	Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	430,289	0.4
245,000 #	Viking Cruises Ltd., 8.500%, 10/15/22	273,175	0.2
475,000 #	WMG Acquisition Corp., 6.750%, 04/15/22	453,711	0.4
150,000 #	ZF North America Capital, Inc., 4.500%, 04/29/22	147,938	0.1
160,000 #	ZF North America Capital, Inc., 4.750%, 04/29/25	155,800	0.1
		13,507,807	11.6
	Consumer, Non-cyclical: 16.6%
116,630	AdvancePierre Foods - TL L, 5.750%, 07/10/17	116,936	0.1

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
215,000	Alere, Inc., 3.000%, 05/15/16	$267,809	0.2
570,000	Alliance One International, Inc., 9.875%, 07/15/21	500,887	0.4
210,000	Amsurg Corp., 5.625%, 07/15/22	212,625	0.2
155,000	Ascent Capital Group, Inc., 4.000%, 07/15/20	120,222	0.1
69,612	BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	69,148	0.1
119,732	BioScrip, Inc. - TL B, 6.250%, 07/31/20	118,934	0.1
65,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	100,506	0.1
115,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	183,712	0.2
225,000	BioScrip, Inc., 8.875%, 02/15/21	192,094	0.2
215,000 #	C&S Group Enterprises LLC, 5.375%, 07/15/22	203,175	0.2
490,000	Cardtronics, Inc., 1.000%, 12/01/20	483,262	0.4
120,000	Carriage Services, Inc., 2.750%, 03/15/21	143,850	0.1
225,000 #	Cenveo Corp., 6.000%, 08/01/19	212,625	0.2
290,000	Cepheid, 1.250%, 02/01/21	336,581	0.3
67,000	Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	72,444	0.1
70,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	74,112	0.1
870,000	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	918,937	0.8
375,000 #	Cimpress NV, 7.000%, 04/01/22	386,719	0.3
225,000	Constellation Brands, Inc., 3.750%, 05/01/21	221,062	0.2
275,000	Constellation Brands, Inc., 4.250%, 05/01/23	271,562	0.2
305,000 #	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	295,087	0.3
225,000	Corsicanto Ltd., 3.500%, 01/15/32	245,250	0.2
265,000	Cott Beverages, Inc., 5.375%, 07/01/22	258,375	0.2
430,000	Del Monte Foods Company, 8.250%, 07/26/21	393,181	0.3
200,000 #	Dole Food Co., Inc., 7.250%, 05/01/19	202,500	0.2
32,000	DynCorp International, Inc., 10.375%, 07/01/17	23,200	0.0
586,000	Emergent Biosolutions, Inc., 2.875%, 01/15/21	727,372	0.6
140,000 #	Endo Finance LLC, 5.375%, 01/15/23	138,600	0.1
315,000 #	Endo Finance LLC, 5.750%, 01/15/22	319,725	0.3
180,000	Endologix, Inc., 2.250%, 12/15/18	174,037	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
250,000 #	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	$261,875	0.2
350,000	FTI Consulting, Inc., 6.000%, 11/15/22	366,188	0.3
270,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	279,788	0.2
250,000 #,&	Igloo Holdings Corp., 8.250%, 12/15/17	251,875	0.2
120,000 #	Immunomedics, Inc., 4.750%, 02/15/20	123,825	0.1
390,000 #	Impax Laboratories, Inc., 2.000%, 06/15/22	391,706	0.3
490,000	Insulet Corp., 2.000%, 06/15/19	475,300	0.4
300,000	Iron Mountain, Inc., 5.750%, 08/15/24	301,313	0.3
290,000 #	Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	285,469	0.2
200,000 #	Jazz Investments I Ltd., 1.875%, 08/15/21	233,625	0.2
240,000 #	Kindred Escrow Corp. II, 8.000%, 01/15/20	257,400	0.2
255,000	Kindred Healthcare, Inc., 6.375%, 04/15/22	255,638	0.2
332,000	Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	342,209	0.3
220,000 #	Medicines Co/The, 2.500%, 01/15/22	241,725	0.2
147,931	Metaldyne LLC, 3.750%, 10/08/21	147,869	0.1
100,000	Monitronics International, Inc., 9.125%, 04/01/20	97,000	0.1
400,000 #	Multi-Color Corp., 6.125%, 12/01/22	411,000	0.4
196,000	NuVasive, Inc., 2.750%, 07/01/17	249,900	0.2
238,000	PDL BioPharma, Inc., 4.000%, 02/01/18	226,844	0.2
100,000 #	Post Holdings, Inc., 6.750%, 12/01/21	100,250	0.1
550,000	Post Holdings, Inc., 7.375%, 02/15/22	561,688	0.5
245,000	Quidel Corp., 3.250%, 12/15/20	245,766	0.2
255,000 #	Quintiles Transnational Corp., 4.875%, 05/15/23	256,913	0.2
155,000	Rent-A-Center, Inc./TX, 4.750%, 05/01/21	135,625	0.1
250,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	246,250	0.2
100,000	Reynolds Group Issuer, Inc., 5.750%, 10/15/20	102,750	0.1
235,000	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	244,988	0.2
335,000	Reynolds Group Issuer, Inc., 8.500%, 05/15/18	342,119	0.3
265,000	Reynolds Group Issuer, Inc., 9.875%, 08/15/19	278,747	0.2
165,000 #	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	169,503	0.1

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
465,000 #	Sothebys, 5.250%, 10/01/22	$458,025	0.4
255,000 #	Southern States Cooperative, Inc., 10.000%, 08/15/21	239,700	0.2
180,000 #	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	181,350	0.2
203,837	Surgical Care Affiliates, Inc. - TL B 1L, 4.250%, 03/17/22	204,601	0.2
480,000	Theravance, Inc., 2.125%, 01/15/23	451,500	0.4
440,000	Truven Health Analytics, Inc., 10.625%, 06/01/20	463,100	0.4
100,000	United Surgical Partners International, Inc., 9.000%, 04/01/20	106,750	0.1
275,000	Universal Hospital Services, Inc., 7.625%, 08/15/20	254,375	0.2
450,000 #	VRX Escrow Corp., 5.875%, 05/15/23	461,813	0.4
480,000	WellCare Health Plans, Inc., 5.750%, 11/15/20	501,000	0.4
220,000 #	Wright Medical Group, Inc., 2.000%, 02/15/20	234,575	0.2
		19,426,466	16.6
	Diversified: 0.2%
230,000 #	Argos Merger Sub, Inc., 7.125%, 03/15/23	241,500	0.2
	Energy: 14.5%
175,000	Antero Resources Corp., 6.000%, 12/01/20	177,625	0.1
445,000	Approach Resources, Inc., 7.000%, 06/15/21	402,725	0.3
206,000	Basic Energy Services, Inc., 7.750%, 10/15/22	163,770	0.1
235,000	Berry Petroleum Co., 6.375%, 09/15/22	183,887	0.2
185,000	Bonanza Creek Energy, Inc., 5.750%, 02/01/23	166,962	0.1
125,000 #	Calfrac Holdings L.P., 7.500%, 12/01/20	116,050	0.1
350,000	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	346,500	0.3
175,000 #	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	180,687	0.2
100,000	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	105,750	0.1
170,000	Chaparral Energy, Inc., 8.250%, 09/01/21	126,650	0.1
460,000	Chesapeake Energy Corp., 5.375%, 06/15/21	418,600	0.4
300,000	Chesapeake Energy Corp., 2.250%, 12/15/38	261,750	0.2
610,000	Cobalt International Energy, Inc., 2.625%, 12/01/19	451,019	0.4
335,000	Comstock Resources, Inc., 7.750%, 04/01/19	142,375	0.1
225,000	Concho Resources, Inc./ Midland TX, 6.500%, 01/15/22	235,687	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
200,000	Concho Resources, Inc., 5.500%, 04/01/23	$201,000	0.2
210,000 #	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	221,025	0.2
115,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	119,600	0.1
290,000	Denbury Resources, Inc., 4.625%, 07/15/23	244,325	0.2
300,000	Denbury Resources, Inc., 5.500%, 05/01/22	269,250	0.2
160,000	Energy XXI Ltd., 3.000%, 12/15/18	39,200	0.0
195,000 #	EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	196,219	0.2
275,000	EP Energy, LLC, 7.750%, 09/01/22	290,125	0.2
500,000	EP Energy, LLC, 9.375%, 05/01/20	538,125	0.5
255,000	EPL Oil & Gas, Inc., 8.250%, 02/15/18	154,912	0.1
325,000	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	310,375	0.3
95,212	Fieldwood Energy - TL 2L, 8.375%, 09/30/20	73,075	0.1
280,000	Forum Energy Technologies, Inc., 6.250%, 10/01/21	278,600	0.2
2,000	Green Field Energy Services, Inc. - escrow, 11/15/16	—	—
380,000	Gulfport Energy Corp., 7.750%, 11/01/20	399,950	0.3
205,000	Halcon Resources Corp., 8.875%, 05/15/21	135,813	0.1
115,000	Halcon Resources Corp., 9.750%, 07/15/20	77,912	0.1
90,000 #	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	93,769	0.1
170,000 #	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	184,875	0.2
285,000 #	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	275,025	0.2
200,000	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	200,500	0.2
250,380	Jonah Energy, 7.500%, 05/12/21	238,800	0.2
160,000	Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19	169,000	0.1
200,000	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	163,000	0.1
525,000	Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	413,438	0.3

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
345,000	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%, 06/01/25	$338,100	0.3
340,000	Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	309,230	0.3
200,000	Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	191,500	0.2
200,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	84,000	0.1
250,000	Murphy Oil USA, Inc., 6.000%, 08/15/23	262,500	0.2
250,000	Northern Oil and Gas, Inc., 8.000%, 06/01/20	226,250	0.2
365,000	Oasis Petroleum, Inc., 6.875%, 01/15/23	365,000	0.3
140,000	Offshore Group Investment Ltd., 7.500%, 11/01/19	86,800	0.1
240,000	PDC Energy, Inc., 7.750%, 10/15/22	252,000	0.2
285,000	Penn Virginia Corp., 8.500%, 05/01/20	257,213	0.2
275,000	Range Resources Corp., 5.000%, 03/15/23	270,875	0.2
210,000	Rice Energy, Inc., 6.250%, 05/01/22	209,475	0.2
585,000	Rosetta Resources, Inc., 5.625%, 05/01/21	624,488	0.5
240,000	Rosetta Resources, Inc., 5.875%, 06/01/22	257,208	0.2
325,000	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	333,125	0.3
155,000	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	155,194	0.1
560,000	Sanchez Energy Corp., 7.750%, 06/15/21	560,000	0.5
175,000	SandRidge Energy, Inc., 7.500%, 03/15/21	77,875	0.1
100,000 #	Sanjel Corp., 7.500%, 06/19/19	74,250	0.1
130,000	SEACOR Holdings, Inc., 3.000%, 11/15/28	116,350	0.1
360,000 #	SolarCity Corp., 1.625%, 11/01/19	331,200	0.3
215,000 #	SunEdison, Inc., 2.625%, 06/01/23	218,763	0.2
195,000 #	SunEdison, Inc., 3.375%, 06/01/25	202,434	0.2
200,000	Swift Energy Co., 7.875%, 03/01/22	80,000	0.1
175,000	Swift Energy Co., 8.875%, 01/15/20	70,875	0.1
230,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	213,900	0.2
190,000	Targa Resources Partners L.P., 6.375%, 08/01/22	198,550	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
465,000	Templar Energy, 8.500%, 11/25/20	$349,215	0.3
300,000	Tesoro Corp., 5.375%, 10/01/22	306,000	0.3
165,000 #	Ultra Petroleum Corp., 5.750%, 12/15/18	159,225	0.1
155,000	Unit Corp., 6.625%, 05/15/21	151,125	0.1
210,000	Vanguard Natural Resources, LLC, 7.875%, 04/01/20	201,600	0.2
295,000 #	Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	305,325	0.3
260,000 #	Whiting Petroleum Corp., 1.250%, 04/01/20	285,350	0.2
		16,892,945	14.5
	Financial: 7.9%
211,534 #,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	209,947	0.2
241,207	Alliant Insurance Services, 5.000%, 12/07/19	241,659	0.2
300,000	Ally Financial, Inc., 4.625%, 03/30/25	287,400	0.2
200,000	Ally Financial, Inc., 4.625%, 05/19/22	197,750	0.2
300,000 #	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	253,500	0.2
325,000	Bank of America Corp., 6.250%, 09/29/49	323,986	0.3
375,000	Bank of America Corp., 6.500%, 10/29/49	388,594	0.3
325,000	Capital One Financial Corp., 5.550%, 12/29/49	322,969	0.3
190,000	CNO Financial Group, Inc., 4.500%, 05/30/20	193,325	0.2
313,526	Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	314,310	0.3
400,000	DuPont Fabros Technology L.P., 5.875%, 09/15/21	407,000	0.3
250,000 #	Embarcadero Reinsurance Ltd., 5.010%, 02/07/17	250,600	0.2
300,000 #	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	313,500	0.3
400,000	Fly Leasing Ltd, 6.375%, 10/15/21	406,000	0.3
250,000 #	Galileo Re Ltd., 7.410%, 01/09/19	252,587	0.2
480,000	Geo Group, Inc./The, 5.875%, 10/15/24	496,800	0.4
325,000	Goldman Sachs Group, Inc., 5.375%, 12/31/49	321,474	0.3
250,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	249,375	0.2
250,000 #	Kilimanjaro Re Ltd., 4.510%, 04/30/18	240,537	0.2
350,000	Morgan Stanley, 5.550%, 12/29/49	347,900	0.3
300,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	310,500	0.3

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
220,000	Nationstar Mortgage LLC/ Nationstar Capital Corp., 6.500%, 06/01/22	$201,850	0.2
575,000	Nationstar Mortgage LLC/ Nationstar Capital Corp., 6.500%, 07/01/21	537,625	0.5
100,000	Nationstar Mortgage LLC/ Nationstar Capital Corp., 6.500%, 08/01/18	100,375	0.1
200,000 #	Ocwen Financial Corp., 7.125%, 05/15/19	188,000	0.2
250,000 #	Queen Street VII Re Ltd., 8.610%, 04/08/16	252,281	0.2
220,000 #	Quicken Loans, Inc., 5.750%, 05/01/25	211,200	0.2
125,000 #	Rayonier AM Products, Inc., 5.500%, 06/01/24	112,187	0.1
250,000 #	Residential Reinsurance 2012 Ltd., 5.760%, 12/06/18	255,138	0.2
250,000 #	Residential Reinsurance 2012 Ltd., 12.760%, 12/06/18	261,063	0.2
250,000 #	Sanders Re Ltd., 4.010%, 05/05/17	245,113	0.2
210,000 #	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	173,250	0.1
300,000	Wells Fargo & Co., 5.875%, 12/31/49	307,515	0.3
		9,175,310	7.9
	Financials: 0.4%
435,000 #	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	417,600	0.4
	Industrial: 9.1%
105,000 #	AECOM Technology Corp., 5.750%, 10/15/22	106,575	0.1
105,000 #	AECOM Technology Corp., 5.875%, 10/15/24	106,706	0.1
350,000	AEP Industries, Inc., 8.250%, 04/15/19	357,875	0.3
150,000 #	Aguila 3 SA, 7.875%, 01/31/18	149,062	0.1
205,000 #,&	American Energy - Utica LLC, 3.500%, 03/01/21	96,350	0.1
345,000 #	Amsted Industries, Inc., 5.000%, 03/15/22	346,294	0.3
381,100 #,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	396,344	0.3
35,294 #	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	36,176	0.0
250,000 #	Aviation Capital Group Corp., 6.750%, 04/06/21	285,615	0.2
325,000	Ball Corp., 4.000%, 11/15/23	303,062	0.3
575,000	Ball Corp., 5.250%, 07/01/25	571,406	0.5
350,000 #	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	314,125	0.3
85,000 #	Belden, Inc., 5.250%, 07/15/24	82,875	0.1
195,000 #	Belden, Inc., 5.500%, 09/01/22	194,512	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
50,000 #	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	$50,187	0.0
335,000 #	Bombardier, Inc., 6.000%, 10/15/22	298,988	0.3
135,000 #	Building Materials Corp. of America, 6.750%, 05/01/21	141,244	0.1
305,000 #	Cleaver-Brooks, Inc., 8.750%, 12/15/19	301,950	0.3
300,000 #	Coveris Holding Corp., 10.000%, 06/01/18	316,500	0.3
640,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	721,600	0.6
100,000	Darling Ingredients, Inc., 5.375%, 01/15/22	100,375	0.1
31,582	Filtration Group, Inc., 8.250%, 11/22/21	31,734	0.0
175,000	Flextronics International Ltd., 4.625%, 02/15/20	180,250	0.1
270,000 #	Florida East Coast Holdings Corp., 6.750%, 05/01/19	271,350	0.2
100,000	GCI, Inc., 6.750%, 06/01/21	101,750	0.1
744,000	General Cable Corp., 4.500%, 11/15/29	620,310	0.5
100,000	Golar LNG Ltd., 3.750%, 03/07/17	122,250	0.1
505,000	Griffon Corp., 5.250%, 03/01/22	504,369	0.4
115,000	IAC/InterActiveCorp, 4.875%, 11/30/18	119,025	0.1
—	International Equipment Solution LLC - TL B, 7.750%, 08/16/19	—	—
175,000 #	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	163,625	0.1
310,000 #	JB Poindexter & Co., Inc., 9.000%, 04/01/22	333,250	0.3
335,000 #	JMC Steel Group, 8.250%, 03/15/18	307,781	0.3
149,000 #,&	Liberty Tire Recycling LLC, 11.000%, 03/31/21	83,068	0.1
575,000 #	NANA Development Corp., 9.500%, 03/15/19	552,000	0.5
400,000 #	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	402,000	0.3
400,000 #	Rexel SA, 5.250%, 06/15/20	418,000	0.4
205,000	RTI International Metals, Inc., 1.625%, 10/15/19	223,322	0.2
190,000	SunPower Corp., 0.875%, 06/01/21	183,113	0.2
200,000 #	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	152,500	0.1
125,000	Triumph Group, Inc., 5.250%, 06/01/22	124,063	0.1
100,000 #	Videotron Ltd., 5.375%, 06/15/24	100,250	0.1

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
545,000	Vishay Intertechnology, Inc., 2.250%, 05/15/41	$408,069	0.3
		10,679,900	9.1
	Materials: 0.5%
610,000	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	591,700	0.5
	Technology: 6.7%
200,000 #	Activision Blizzard, Inc., 5.625%, 09/15/21	210,000	0.2
125,000 #	Activision Blizzard, Inc., 6.125%, 09/15/23	134,375	0.1
150,000	Advanced Micro Devices, Inc., 6.750%, 03/01/19	136,875	0.1
160,000	Advanced Micro Devices, Inc., 7.500%, 08/15/22	142,000	0.1
90,000	Advanced Micro Devices, Inc., 7.000%, 07/01/24	76,500	0.1
150,000 #	Audatex North America, Inc., 6.000%, 06/15/21	154,687	0.1
215,000 #	Brocade Communications Systems, Inc., 1.375%, 01/01/20	224,137	0.2
460,000	Brocade Communications Systems, Inc., 4.625%, 01/15/23	447,350	0.4
160,000	Citrix Systems, Inc., 0.500%, 04/15/19	169,800	0.1
190,000	Emulex Corp., 1.750%, 11/15/18	193,919	0.2
375,000 #	Entegris, Inc., 6.000%, 04/01/22	386,719	0.3
74,083	Expert Global Solutions, Inc., 9.500%, 04/03/18	74,268	0.1
75,000 #	First Data Corp., 7.375%, 06/15/19	78,150	0.1
89,000	First Data Corp., 12.625%, 01/15/21	103,017	0.1
300,000 #	IHS, Inc., 5.000%, 11/01/22	299,250	0.3
510,000	j2 Global, Inc., 8.000%, 08/01/20	553,350	0.5
145,000	KEYW Holding Corp., 2.500%, 07/15/19	126,331	0.1
250,000	MedAssets, Inc., 8.000%, 11/15/18	259,510	0.2
450,000	Mentor Graphics Corp., 4.000%, 04/01/31	610,875	0.5
225,000 #	Micron Technology, Inc., 5.250%, 08/01/23	216,281	0.2
250,000 #	MSCI, Inc., 5.250%, 11/15/24	253,750	0.2
265,000	NCR Corp., 5.000%, 07/15/22	269,638	0.2
160,000	NCR Corp., 6.375%, 12/15/23	170,200	0.1
413,000	Nuance Communications, Inc., 1.500%, 11/01/35	428,746	0.4
268,000 #	ON Semiconductor Corp., 1.000%, 12/01/20	266,493	0.2
80,000	ON Semiconductor Corp., 2.625%, 12/15/26	99,300	0.1
65,000 #	Proofpoint, Inc., 0.750%, 06/15/20	70,159	0.1
700,000 #	Seagate HDD Cayman, 4.750%, 01/01/25	696,806	0.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
595,000	Seagate HDD Cayman, 4.750%, 06/01/23	$606,546	0.5
198,500	SkillSoft, 5.750%, 04/28/21	194,477	0.2
130,000	Synchronoss Technologies, Inc., 0.750%, 08/15/19	145,763	0.1
47,650	Vertafore, Inc., 4.250%, 07/31/16	47,721	0.0
		7,846,993	6.7
	Telecommunication Services: –%
1,445,000	Millicom International Cellular S.A. Escrow, 11/15/26	—	—
	Utilities: 2.0%
505,000	AES Corp., 4.875%, 05/15/23	477,225	0.4
100,000	AES Corp., 5.500%, 03/15/24	97,350	0.1
402	AES Red Oak, LLC, 8.540%, 11/30/19	431	0.0
550,000	NRG Energy, Inc., 6.250%, 05/01/24	548,625	0.5
150,000	NRG Energy, Inc., 6.250%, 07/15/22	153,000	0.1
275,000	NRG Energy, Inc., 7.625%, 01/15/18	302,156	0.3
540,000 #	Talen Energy Supply LLC, 5.125%, 07/15/19	531,900	0.4
200,000 #	Talen Energy Supply LLC, 6.500%, 06/01/25	200,250	0.2
		2,310,937	2.0
	Total Corporate Bonds/Notes (Cost $99,669,227)	98,384,049	84.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
1,000,000 #	Timberstar Trust, 7.530%, 10/15/36	1,027,855	0.9
	Total Collateralized Mortgage Obligations (Cost $1,007,999)	1,027,855	0.9
FOREIGN GOVERNMENT BONDS: 0.0%
13,187 &	Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	138	0.0
	Total Foreign Government Bonds (Cost $385)	138	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 6.9%
	Consumer Discretionary: 1.1%
3,636 @	Cengage Learning Holdings II L.P.	100,899	0.1
50,408	Ford Motor Co.	756,624	0.6
1,550 @	Pinnacle Entertainment, Inc.	57,784	0.1
7,312	Starbucks Corp.	392,033	0.3
		1,307,340	1.1
	Energy: 0.6%
20 @	Green Field Energy Service, Inc.	—	—
183,681 @	Halcon Resources Corp.	213,070	0.2
6,900	Marathon Oil Corp.	183,126	0.2
4,502	Marathon Petroleum Corp.	$235,499	0.2

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
1,920 @	SandRidge Energy, Inc.	$1,684	0.0
		633,379	0.6
	Financials: 0.8%
660	Capital One Financial Corp.	58,060	0.1
37,079 @	Forest City Enterprises, Inc.	819,446	0.7
851	JPMorgan Chase & Co.	57,664	0.0
1,476 #,@	Perseus Holding Corp.	—	—
		935,170	0.8
	Health Care: 1.5%
2,982	Aetna, Inc.	380,086	0.3
15,129 @	BioScrip, Inc.	54,918	0.0
1,483 @	Bio-Rad Laboratories, Inc.	223,355	0.2
2,670	Cigna Corp.	432,540	0.4
5,348	Thermo Fisher Scientific, Inc.	693,956	0.6
		1,784,855	1.5
	Industrials: 1.2%
123 @	Ceva Holdings LLC	91,279	0.1
19,600 @	Commercial Vehicle Group, Inc.	141,316	0.1
15,223	General Cable Corp.	300,350	0.2
5,618	Joy Global, Inc.	203,372	0.2
5,449	Kennametal, Inc.	185,920	0.2
5,836 @	Liberty Tire Recycling	—	—
3,479	Orbital ATK, Inc.	255,219	0.2
4,490 @	United Continental Holdings, Inc.	238,015	0.2
		1,415,471	1.2
	Information Technology: 0.7%
5,800	EMC Corp.	153,062	0.1
21 @	Magnachip Semiconductors S.A.	—	—
13,491 @	NCR Corp.	406,079	0.4
3,986 @	TE Connectivity Ltd.	256,300	0.2
		815,441	0.7
	Materials: 1.0%
10,495	Axiall Corp.	378,345	0.3
16,600	Freeport-McMoRan, Inc.	309,092	0.3
4,308 @	LyondellBasell Industries NV - Class A	445,964	0.4
		1,133,401	1.0
	Telecommunication Services: 0.0%
4,800	Windstream Holdings, Inc.	30,624	0.0
	Total Common Stock (Cost $5,783,012)	8,055,681	6.9
REAL ESTATE INVESTMENT TRUSTS: 0.1%
	Financials: 0.1%
5,760	Communications Sales & Leasing, Inc.	142,387	0.1
	Total Real Estate Investment Trusts (Cost $175,809)	142,387	0.1
PREFERRED STOCK: 2.9%
	Consumer Discretionary: 0.6%
7,900 @	Sealy Corp.	670,868	0.6
	Consumer Staples: 0.0%
100 #	Post Holdings, Inc.	10,531	0.0
	Energy: 0.2%
285	Halcon Resources Corp.	61,810	0.1
1,400 #	Penn Virginia Corp.	80,062	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Energy (continued)
1,016	SandRidge Energy, Inc. 7.0% Conv PS	$21,844	0.0
1,400	SandRidge Energy, Inc. 8.5% Conv PS	32,463	0.0
		196,179	0.2
	Financials: 1.5%
338 #,P	Ally Financial, Inc.	343,229	0.3
26,000	P Citigroup, Inc.	711,620	0.6
13,000	P GMAC Capital Trust I	337,740	0.3
11,000	P Morgan Stanley	307,450	0.3
775 #,@	Perseus Holding Corp.	—	—
		1,700,039	1.5
	Health Care: 0.2%
811	Alere, Inc.	289,625	0.2
	Industrials: 0.2%
267 @	Ceva Holdings Series A-2	197,602	0.2
	Utilities: 0.2%
12,000 P	PPL Capital Funding, Inc.	297,240	0.2
	Total Preferred Stock (Cost $3,839,271)	3,362,084	2.9
RIGHTS: —%
	Health Care: —%
— @	BioScrip, Inc.	—	—
	Total Rights (Cost $ —)	—	—
	Total Long-Term Investments (Cost $110,475,703)	110,972,194	95.1
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
3,920,723	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $3,920,723)	3,920,723	3.4
	Total Short-Term Investments (Cost $3,920,723)	3,920,723	3.4
	Total Investments in Securities (Cost $114,396,426)	$114,892,917	98.5
	Assets in Excess of Other Liabilities	1,768,409	1.5
	Net Assets	$116,661,326	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

&
Payment-in-kind

P
Preferred Stock may be called prior to convertible date.

Cost for federal income tax purposes is $114,963,503.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,605,434
Gross Unrealized Depreciation	(5,676,020)
Net Unrealized Depreciation	$(70,586)

See Accompanying Notes to Financial Statements
61

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 21.0%
11,900 @	Autozone, Inc.	$7,936,110	0.9
88,300	Bloomin Brands, Inc.	1,885,205	0.2
69,900	BorgWarner, Inc.	3,973,116	0.4
45,600	Brinker International, Inc.	2,628,840	0.3
53,100 @	Burlington Stores, Inc.	2,718,720	0.3
114,300 @	Carmax, Inc.	7,567,803	0.8
7,900 @	Chipotle Mexican Grill, Inc.	4,779,421	0.5
48,300	Choice Hotels International, Inc.	2,620,275	0.3
47,000	Coach, Inc.	1,626,670	0.2
137,829 @,L	Coupons.com, Inc.	1,487,175	0.2
33,500 @	Ctrip.com International Ltd. ADR	2,432,770	0.3
21,000 @	Delphi Automotive PLC	1,786,890	0.2
38,300	Dick’s Sporting Goods, Inc.	1,982,791	0.2
57,200	Discovery Communications, Inc. - Class C	1,777,776	0.2
77,500	Dollar General Corp.	6,024,850	0.7
53,900 @	Dollar Tree, Inc.	4,257,561	0.5
69,100	Extended Stay America, Inc.	1,297,007	0.1
42,500 @	Five Below, Inc.	1,680,025	0.2
19,700 @,L	Fossil Group, Inc.	1,366,392	0.1
95,200	Gentex Corp.	1,563,184	0.2
273,600	Hanesbrands, Inc.	9,116,352	1.0
29,700	Harley-Davidson, Inc.	1,673,595	0.2
50,400 @	HomeAway, Inc.	1,568,448	0.2
122,400	Interpublic Group of Cos., Inc.	2,358,648	0.3
111,700 @	Kate Spade & Co.	2,406,018	0.3
55,300	L Brands, Inc.	4,740,869	0.5
85,500	Liberty Interactive Corp. QVC Group	2,372,625	0.3
12,155	Liberty Ventures	477,327	0.1
29,600 @	Lululemon Athletica, Inc.	1,932,880	0.2
18,400 @,L	Lumber Liquidators Holdings, Inc.	381,064	0.0
84,500 @	Markit Ltd.	2,160,665	0.2
52,912	Marriott International, Inc.	3,936,124	0.4
59,200	Mattel, Inc.	1,520,848	0.2
46,300	McGraw-Hill Cos., Inc.	4,650,835	0.5
137,500 @	MGM Resorts International	2,509,375	0.3
94,700 @	Michaels Cos, Inc.	2,548,377	0.3
10,392 @	NetFlix, Inc.	6,826,920	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
86,100	Newell Rubbermaid, Inc.	$3,539,571	0.4
19,900 @	Norwegian Cruise Line Holdings Ltd.	1,115,196	0.1
23,300	Omnicom Group, Inc.	1,619,117	0.2
27,100 @	O'Reilly Automotive, Inc.	6,124,058	0.7
49,400 @	Pandora Media, Inc.	767,676	0.1
9,400 @	Panera Bread Co.	1,642,838	0.2
28,700	Papa John’s International, Inc.	2,170,007	0.2
24,800	Polaris Industries, Inc.	3,673,128	0.4
25,000	PVH Corp.	2,880,000	0.3
24,600 @	Restoration Hardware Holdings, Inc.	2,401,698	0.3
149,000	Ross Stores, Inc.	7,242,890	0.8
20,100 @	Royal Caribbean Cruises Ltd.	1,581,669	0.2
13,200 @	Signet Jewelers Ltd.	1,692,768	0.2
36,500	Sotheby’s	1,651,260	0.2
55,200	Starwood Hotels & Resorts Worldwide, Inc.	4,476,168	0.5
14,300 @,L	Tesla Motors, Inc.	3,836,118	0.4
50,700	Tiffany & Co.	4,654,260	0.5
69,600 @	Toll Brothers, Inc.	2,658,024	0.3
62,700	Tractor Supply Co.	5,639,238	0.6
20,800 @	TripAdvisor, Inc.	1,812,512	0.2
13,400 @	Ulta Salon Cosmetics & Fragrance, Inc.	2,069,630	0.2
155,300 @	Vipshop Holdings Ltd. ADR	3,455,425	0.4
37,020 @,L	Wayfair, Inc.	1,393,433	0.2
37,000	Williams-Sonoma, Inc.	3,043,990	0.3
56,500	Wolverine World Wide, Inc.	1,609,120	0.2
26,800	Wynn Resorts Ltd.	2,644,356	0.3
		187,967,701	21.0
	Consumer Staples: 5.2%
44,750	Brown-Forman Corp.	4,483,055	0.5
42,200	Church & Dwight Co., Inc.	3,423,686	0.4
21,000	Clorox Co.	2,184,420	0.3
21,600	Constellation Brands, Inc.	2,506,032	0.3
23,700	Dr Pepper Snapple Group, Inc.	1,727,730	0.2
143,600	Flowers Foods, Inc.	3,037,140	0.3
41,000 @	Fresh Market, Inc.	1,317,740	0.2
28,300	Hain Celestial Group, Inc.	1,863,838	0.2
43,100	Hershey Co.	3,828,573	0.4
15,400	JM Smucker Co.	1,669,514	0.2

See Accompanying Notes to Financial Statements
62

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
26,200	Keurig Green Mountain, Inc.	$2,007,706	0.2
55,300	McCormick & Co., Inc.	4,476,535	0.5
52,800	Mead Johnson Nutrition Co.	4,763,616	0.5
17,900	Pricesmart, Inc.	1,633,196	0.2
445,900 @	Rite Aid Corp.	3,723,265	0.4
79,800 @	Sprouts Farmers Market, Inc.	2,153,004	0.2
41,900	Whole Foods Market, Inc.	1,652,536	0.2
		46,451,586	5.2
	Energy: 3.7%
53,500	Cabot Oil & Gas Corp.	1,687,390	0.2
30,300 @	Cameron International Corp.	1,586,811	0.2
23,000	Cimarex Energy Co.	2,537,130	0.3
28,000 @	Concho Resources, Inc.	3,188,080	0.4
22,200	Continental Resources, Inc.	941,058	0.1
38,600 @	Diamondback Energy, Inc.	2,909,668	0.3
52,000	EQT Corp.	4,229,680	0.5
72,200	Frank’s International N.V.	1,360,248	0.1
31,900	Oceaneering International, Inc.	1,486,221	0.2
25,900	Pioneer Natural Resources Co.	3,592,071	0.4
82,600	Range Resources Corp.	4,078,788	0.5
57,900 @,L	Rice Energy, Inc.	1,206,057	0.1
20,400	SM Energy Co.	940,848	0.1
23,600	Tesoro Corp.	1,992,076	0.2
75,800 @	WPX Energy, Inc.	930,824	0.1
		32,666,950	3.7
	Financials: 7.7%
38,700	Artisan Partners Asset Management, Inc.	1,798,002	0.2
80,800	BankUnited, Inc.	2,903,144	0.3
72,633	CBOE Holdings, Inc.	4,156,060	0.5
99,800	Crown Castle International Corp.	8,013,940	0.9
141,900 @	E*Trade Financial Corp.	4,249,905	0.5
11,406	Equinix, Inc.	2,897,124	0.3
14,300	Federal Realty Investment Trust	1,831,687	0.2
35,400 L	Financial Engines, Inc.	1,503,792	0.2
129,100	FNF Group	4,775,409	0.5
21,000	Intercontinental Exchange, Inc.	4,695,810	0.5
42,600	Invesco Ltd.	1,597,074	0.2
18,400	Jones Lang LaSalle, Inc.	3,146,400	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
77,000 @	Lazard Ltd.	$4,330,480	0.5
49,300 L	LPL Financial Holdings, Inc.	2,291,957	0.3
40,700	Moody’s Corp.	4,393,972	0.5
34,300	MSCI, Inc. - Class A	2,111,165	0.2
25,200	Northern Trust Corp.	1,926,792	0.2
95,700	Progressive Corp.	2,663,331	0.3
21,300 @	SVB Financial Group	3,066,774	0.3
108,400	TD Ameritrade Holding Corp.	3,991,288	0.4
26,699 @	WeWork Companies, Inc., Class A	878,119	0.1
79,400 L	WisdomTree Investments, Inc.	1,744,021	0.2
		68,966,246	7.7
	Health Care: 16.2%
62,400 @	Acadia Pharmaceuticals, Inc.	2,613,312	0.3
95,800	Agilent Technologies, Inc.	3,695,964	0.4
8,600 @	Agios Pharmaceuticals, Inc.	955,804	0.1
48,200 @	Akorn, Inc.	2,104,412	0.2
34,200 @	Align Technology, Inc.	2,144,682	0.2
77,300 @	Alkermes PLC	4,973,482	0.6
16,600 @	Alnylam Pharmaceuticals, Inc.	1,989,842	0.2
55,800	AmerisourceBergen Corp.	5,933,772	0.7
9,800 @,L	Athenahealth, Inc.	1,122,884	0.1
42,200 @	BioMarin Pharmaceutical, Inc.	5,772,116	0.6
10,700 @	Bluebird Bio, Inc.	1,801,559	0.2
67,900 @	Bruker BioSciences Corp.	1,385,839	0.2
172,684 @	Catalent, Inc.	5,064,822	0.6
43,400 @	Cerner Corp.	2,997,204	0.3
17,400	Cigna Corp.	2,818,800	0.3
11,800 @	Clovis Oncology, Inc.	1,036,984	0.1
36,500 @	DaVita, Inc.	2,900,655	0.3
36,400	Dentsply International, Inc.	1,876,420	0.2
63,900 @	Dyax, Corp.	1,693,350	0.2
58,000 @	Endo International PLC	4,619,700	0.5
58,300 @	Envision Healthcare Holdings, Inc.	2,301,684	0.3
25,300 @	Henry Schein, Inc.	3,595,636	0.4
57,500 @	Horizon Pharma PLC	1,997,550	0.2
22,300	Humana, Inc.	4,265,544	0.5
63,000	Idexx Laboratories, Inc.	4,040,820	0.5
57,100 @	Incyte Corp., Ltd.	5,950,391	0.7

See Accompanying Notes to Financial Statements
63

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
66,400 @	Inovalon Holdings, Inc.	$1,852,560	0.2
7,150 @	Intercept Pharmaceuticals, Inc.	1,725,867	0.2
10,800 @	Intuitive Surgical, Inc.	5,232,600	0.6
59,700 @	Ironwood Pharmaceuticals, Inc.	719,982	0.1
15,100 @	Jazz Pharmaceuticals PLC	2,658,657	0.3
31,700 @	Medidata Solutions, Inc.	1,721,944	0.2
42,200 @	Mednax, Inc.	3,127,442	0.4
12,500 @	Mettler Toledo International, Inc.	4,268,250	0.5
21,600 @	Neurocrine Biosciences, Inc.	1,031,616	0.1
15,700 @	Pacira Pharmaceuticals, Inc./DE	1,110,304	0.1
13,100 @,L	Puma Biotechnology, Inc.	1,529,425	0.2
26,200 @	Quintiles Transnational Holdings, Inc.	1,902,382	0.2
5,200 @	Receptos, Inc.	988,260	0.1
42,100 @	Seattle Genetics, Inc.	2,037,640	0.2
35,900 @	Sirona Dental Systems, Inc.	3,605,078	0.4
25,500 @	Team Health Holdings, Inc.	1,665,915	0.2
25,600	Teleflex, Inc.	3,467,520	0.4
42,000 @	Thoratec Corp.	1,871,940	0.2
9,100 @	Ultragenyx Pharmaceutical, Inc.	931,749	0.1
12,500 @	United Therapeutics Corp.	2,174,375	0.2
16,800	Universal Health Services, Inc.	2,387,280	0.3
113,400 @	Veeva Systems, Inc.	3,178,602	0.4
49,700 @	Vertex Pharmaceuticals, Inc.	6,136,956	0.7
26,000 @	WellCare Health Plans, Inc.	2,205,580	0.2
28,100	West Pharmaceutical Services, Inc.	1,632,048	0.2
118,950	Zoetis, Inc.	5,735,769	0.6
		144,552,969	16.2
	Industrials: 18.8%
51,300	Alaska Air Group, Inc.	3,305,259	0.4
45,300 @	Allegion Public Ltd.	2,724,342	0.3
56,362	Ametek, Inc.	3,087,510	0.3
29,400 @	Armstrong World Industries, Inc.	1,566,432	0.2
20,400	CEB, Inc.	1,776,024	0.2
26,900	CH Robinson Worldwide, Inc.	1,678,291	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
29,500	Clarcor, Inc.	$1,836,080	0.2
26,900 @	Clean Harbors, Inc.	1,445,606	0.2
46,200 @,L	Colfax Corp.	2,132,130	0.2
32,700 @,L	Copa Holdings S.A.	2,700,693	0.3
44,500 @	Copart, Inc.	1,578,860	0.2
16,700 @	CoStar Group, Inc.	3,361,042	0.4
44,100 @	DigitalGlobe, Inc.	1,225,539	0.1
85,200	Donaldson Co., Inc.	3,050,160	0.3
48,300	Equifax, Inc.	4,689,447	0.5
53,700	Expeditors International Washington, Inc.	2,475,839	0.3
40,700	Fastenal Co.	1,716,726	0.2
71,800	Flowserve Corp.	3,780,988	0.4
71,200	Fortune Brands Home & Security, Inc.	3,262,384	0.4
35,100 @,L	Generac Holdings, Inc.	1,395,225	0.1
31,000 @	Genesee & Wyoming, Inc.	2,361,580	0.3
51,600	Graco, Inc.	3,665,148	0.4
64,500 @	Hertz Global Holdings, Inc.	1,168,740	0.1
31,000	Hubbell, Inc.	3,356,680	0.4
29,600	IDEX Corp.	2,325,968	0.3
41,300 @	IHS, Inc.	5,312,419	0.6
30,700 @	Jacobs Engineering Group, Inc.	1,247,034	0.1
40,600	JB Hunt Transport Services, Inc.	3,332,854	0.4
37,800	Kansas City Southern	3,447,360	0.4
60,100	KAR Auction Services, Inc.	2,247,740	0.2
23,000 @	Kirby Corp.	1,763,180	0.2
23,900	Landstar System, Inc.	1,598,193	0.2
38,100	Manpower, Inc.	3,405,378	0.4
17,800 @	Middleby Corp.	1,997,694	0.2
50,700	Nielsen Holdings NV	2,269,839	0.2
19,800	Nordson Corp.	1,542,222	0.2
33,100	Paccar, Inc.	2,112,111	0.2
46,800 @	Quanta Services, Inc.	1,348,776	0.1
89,900 @	Rexnord Corp.	2,149,509	0.2
88,400 @	Ritchie Brothers Auctioneers, Inc.	2,468,128	0.3
41,700	Robert Half International, Inc.	2,314,350	0.3
83,610	Rollins, Inc.	2,385,393	0.3
34,400	Roper Technologies, Inc.	5,932,624	0.7
130,500 @	Sensata Technologies Holdings N.V.	6,882,570	0.8
22,900	Snap-On, Inc.	3,646,825	0.4
166,800	Southwest Airlines Co.	5,519,412	0.6

See Accompanying Notes to Financial Statements
64

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
39,700 @	Spirit Airlines, Inc.	$2,465,370	0.3
12,700 @	Stericycle, Inc.	1,700,657	0.2
102,500	Textron, Inc.	4,574,575	0.5
13,800	Towers Watson & Co.	1,736,040	0.2
19,100 @	TransDigm Group, Inc.	4,291,197	0.5
34,500 @	TransUnion	865,950	0.1
99,000 @	United Continental Holdings, Inc.	5,247,990	0.6
13,900	Valmont Industries, Inc.	1,652,293	0.2
87,200 @	Verisk Analytics, Inc.	6,344,672	0.7
16,800 @	WABCO Holdings, Inc.	2,078,496	0.2
42,800	Wabtec Corp.	4,033,472	0.4
36,000	Waste Connections, Inc.	1,696,320	0.2
18,100	WW Grainger, Inc.	4,283,365	0.5
74,600	Xylem, Inc.	2,765,422	0.3
		168,326,123	18.8
	Information Technology: 17.9%
48,400 @	Akamai Technologies, Inc.	3,379,288	0.4
11,100 @	Alliance Data Systems Corp.	3,240,534	0.4
82,600	Amphenol Corp.	4,788,322	0.5
20,100 @	Ansys, Inc.	1,833,924	0.2
99,000 @	ARM Holdings PLC ADR	4,877,730	0.5
6,856 @	Atlassian, Inc. - Class A Restricted	130,264	0.0
4,723 @	Atlassian, Inc. - Class A Unrestricted	89,737	0.0
12,036 @	Atlassian, Inc. - Series 1 Restricted	228,684	0.0
32,225 @	Atlassian, Inc. - Series 2 Restricted	612,275	0.1
29,300 @	Autodesk, Inc.	1,467,197	0.2
56,100 @	Black Knight Financial Services, Inc.	1,731,807	0.2
21,000 @	Check Point Software Technologies	1,670,550	0.2
45,800	Cognex Corp.	2,202,980	0.2
98,600 @	CoreLogic, Inc.	3,913,434	0.4
44,255 @	Dropbox, Inc. - Class A	845,324	0.1
19,495 @	Dropbox, Inc. - Class B	372,377	0.1
24,200 @	EPAM Systems, Inc.	1,723,766	0.2
17,300 @	F5 Networks, Inc.	2,082,055	0.2
11,500	Factset Research Systems, Inc.	1,868,865	0.2
22,900	FEI Co.	1,899,097	0.2
98,800	Fidelity National Information Services, Inc.	6,105,840	0.7
65,200 @	Fiserv, Inc.	5,400,516	0.6
46,000 @	Fortinet, Inc.	1,901,180	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
56,500 @	Gartner, Inc.	$4,846,570	0.5
77,600 @	Genpact Ltd.	1,655,208	0.2
36,600	Global Payments, Inc.	3,786,270	0.4
42,700 @	Guidewire Software, Inc.	2,260,111	0.3
48,700	Intuit, Inc.	4,907,499	0.6
27,400 @,L	IPG Photonics Corp.	2,333,795	0.3
34,950 @	Keysight Technologies, Inc.	1,090,091	0.1
43,100	KLA-Tencor Corp.	2,422,651	0.3
68,800	Linear Technology Corp.	3,043,024	0.3
29,100 @	LinkedIn Corp.	6,012,933	0.7
15,300	Mercadolibre, Inc.	2,168,010	0.2
41,900	Microchip Technology, Inc.	1,987,108	0.2
49,100 @	Mobileye NV	2,610,647	0.3
25,100	Motorola Solutions, Inc.	1,439,234	0.2
31,100 @	NetSuite, Inc.	2,853,425	0.3
17,900 @	Palo Alto Networks, Inc.	3,127,130	0.4
41,000	Paychex, Inc.	1,922,080	0.2
52,800 @	QLIK Technologies, Inc.	1,845,888	0.2
43,400 @	Rackspace Hosting, Inc.	1,614,046	0.2
83,600 @	Red Hat, Inc.	6,347,748	0.7
83,300	Sabre Corp.	1,982,540	0.2
44,700	SanDisk Corp.	2,602,434	0.3
69,800 @	ServiceNow, Inc.	5,186,838	0.6
44,100	Skyworks Solutions, Inc.	4,590,810	0.5
26,600	Solera Holdings, Inc.	1,185,296	0.1
31,900 @	Splunk, Inc.	2,220,878	0.3
39,500	SS&C Technologies Holdings, Inc.	2,468,750	0.3
16,400 @,L	Stratasys Ltd.	572,852	0.1
19,400 @	Tableau Software, Inc.	2,236,820	0.3
85,800 @	Trimble Navigation Ltd.	2,012,868	0.2
118,200 @	Twitter, Inc.	4,281,204	0.5
130,800 @	Vantiv, Inc.	4,995,252	0.6
75,100 @	VeriSign, Inc.	4,635,172	0.5
18,699 @	WEX, Inc.	2,131,125	0.2
37,647 @	Workday, Inc.	2,875,854	0.3
64,100	Xilinx, Inc.	2,830,656	0.3
23,900 @,L	Zillow Group, Inc.	2,073,086	0.2
		159,521,649	17.9
	Materials: 6.2%
39,300	Airgas, Inc.	4,157,154	0.5
22,800	Ashland, Inc.	2,779,320	0.3
77,500	Ball Corp.	5,436,625	0.6
27,100	Carpenter Technology Corp.	1,048,228	0.1
67,500	Celanese Corp.	4,851,900	0.5

See Accompanying Notes to Financial Statements
65

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
34,000	CF Industries Holdings, Inc.	$2,185,520	0.3
19,300	Compass Minerals International, Inc.	1,585,302	0.2
18,900	Cytec Industries, Inc.	1,144,017	0.1
20,500	Eagle Materials, Inc.	1,564,765	0.2
29,882	FMC Corp.	1,570,299	0.2
5,800	NewMarket Corp.	2,574,562	0.3
46,100	PolyOne Corp.	1,805,737	0.2
81,800	RPM International, Inc.	4,005,746	0.5
30,200	Sherwin-Williams Co.	8,305,604	0.9
103,900	Silver Wheaton Corp.	1,801,626	0.2
53,000 @	Sociedad Quimica y Minera de Chile SA ADR	849,060	0.1
103,700 @	Stillwater Mining Co	1,201,883	0.1
53,900	Valspar Corp.	4,410,098	0.5
47,100	Vulcan Materials Co.	3,953,103	0.4
		55,230,549	6.2
	Telecommunication Services: 1.3%
74,650 @	SBA Communications Corp.	8,582,510	1.0
72,700 @	T-Mobile US, Inc.	2,818,579	0.3
		11,401,089	1.3
	Utilities: 0.5%
33,000	Atmos Energy Corp.	1,692,240	0.2
59,600	NiSource, Inc.	2,717,164	0.3
		4,409,404	0.5
	Total Common Stock (Cost $605,599,382)	879,494,266	98.5
PREFERRED STOCK: 1.3%
	Financials: 0.4%
44,396 @	WeWork Companies, Inc. - Series D-1	1,460,166	0.2
34,882 @	WeWork Companies, Inc. - Series D-2	1,147,254	0.1
24,709 @	WeWork Companies, Inc. - Series E	812,668	0.1
		3,420,088	0.4
	Information Technology: 0.9%
32,391 @	AirBNB, Inc. - Series D	3,015,420	0.3
24,667 @	Atlassian, Inc. - Class A Unrestricted	468,673	0.1
23,831 @	Atlassian, Inc. - Series A	452,789	0.0
24,209 @	Dropbox, Inc. - Series A	462,421	0.1
118,921 @	Dropbox, Inc. - Series A-1	2,271,534	0.3
8,859 @	Flipkart - Series G	1,260,104	0.1
		7,930,941	0.9
Shares	Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Information Technology (continued)
Total Preferred Stock (Cost $6,583,594)	$11,351,029	1.3
Total Long-Term Investments (Cost $612,182,976)	890,845,295	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.2%
4,662,604	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $4,662,623, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $4,755,856, due 07/15/15-05/20/65)	4,662,604	0.5
4,662,604	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $4,662,627, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $4,755,833, due 11/15/15-03/01/48)	4,662,604	0.5

See Accompanying Notes to Financial Statements
66

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,662,604	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $4,662,622, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $4,755,857, due 07/31/15-05/20/65)	$4,662,604	0.5
3,374,868	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $3,374,877, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $3,442,365, due 03/01/19-02/20/65)	3,374,868	0.4
2,269,262	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,269,274, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,315,516, due 01/15/17-01/15/29)	2,269,262	0.3
		19,631,942	2.2
Shares		Value	Percentage Net Assets
	Mutual Funds: 0.1%
990,894	T. Rowe Price Reserve Investment Fund, 0.070%†† (Cost $990,894)	$990,894	0.1
	Total Short-Term Investments (Cost $20,622,836)	20,622,836	2.3
	Total Investments in Securities (Cost $632,805,812)	$911,468,131	102.1
	Liabilities in Excess of Other Assets	(18,336,287)	(2.1)
	Net Assets	$893,131,844	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $632,942,321.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$300,061,215
Gross Unrealized Depreciation	(21,535,405)
Net Unrealized Appreciation	$278,525,810

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 24.3%
177,900 @	Amazon.com, Inc.	$77,224,611	4.7
27,600 @	Autozone, Inc.	18,406,440	1.1
112,100	BorgWarner, Inc.	6,371,764	0.4
196,800 @	Carmax, Inc.	13,030,128	0.8
13,800 @	Chipotle Mexican Grill, Inc.	8,348,862	0.5
101,500 @	Delphi Automotive PLC	8,636,635	0.5
3,088 @	Flipkart Online Services Pvt. Ltd.	439,237	0.0
1,054 @	Flipkart Online Services Pvt. Ltd., - Series A	149,921	0.0
1,862 @	Flipkart Online Services Pvt. Ltd., - Series C	264,851	0.0
3,462 @	Flipkart Online Services Pvt. Ltd., - Series E	492,435	0.1
14,029 @	Flipkart Online Services Pvt. Ltd., - Series H	1,995,485	0.1
499,500	Hanesbrands, Inc.	16,643,340	1.0
95,100	Home Depot, Inc.	10,568,463	0.6
218,000 @	JD.com, Inc. ADR	7,433,800	0.5
152,900	Las Vegas Sands Corp.	8,037,953	0.5
287,000	Lowe’s Cos, Inc.	19,220,390	1.2
756,160 @	MGM Resorts International	13,799,920	0.8
17,700 @	NetFlix, Inc.	11,627,838	0.7
100,100	Nike, Inc.	10,812,802	0.7
141,100 @,L	Pandora Media, Inc.	2,192,694	0.1
44,359 @	Priceline.com, Inc.	51,073,622	3.1
172,200	Ross Stores, Inc.	8,370,642	0.5
350,800	Starbucks Corp.	18,808,142	1.1
84,100 @,L	Tesla Motors, Inc.	22,560,666	1.4
190,500	Tractor Supply Co.	17,133,570	1.0
54,200 @	Under Armour, Inc.	4,522,448	0.3
649,200 @	Vipshop Holdings Ltd. ADR	14,444,700	0.9
225,200	Walt Disney Co.	25,704,328	1.6
22,260	Wynn Resorts Ltd.	2,196,394	0.1
		400,512,081	24.3
	Consumer Staples: 2.7%
44,900	Costco Wholesale Corp.	6,064,194	0.4
163,700	CVS Health	17,168,856	1.0
75,800	Estee Lauder Cos., Inc.	6,568,828	0.4
175,000	Walgreens Boots Alliance, Inc.	14,777,000	0.9
		44,578,878	2.7
	Energy: 1.4%
28,600 @	Concho Resources, Inc.	3,256,396	0.2
78,500	Continental Resources, Inc.	3,327,615	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
85,500	EQT Corp.	$6,954,570	0.4
34,400	Pioneer Natural Resources Co.	4,770,936	0.3
89,981	Range Resources Corp.	4,443,262	0.3
		22,752,779	1.4
	Financials: 6.0%
276,100	American Tower Corp.	25,757,369	1.6
19,900	Blackrock, Inc.	6,885,002	0.4
176,812	Crown Castle International Corp.	14,198,003	0.9
52,700	Intercontinental Exchange, Inc.	11,784,247	0.7
532,800	Morgan Stanley	20,667,312	1.2
144,600	State Street Corp.	11,134,200	0.7
244,700	TD Ameritrade Holding Corp.	9,009,854	0.5
5,062 @	WeWork Companies, Inc., Class A	166,487	0.0
		99,602,474	6.0
	Health Care: 24.0%
56,831	AbbVie, Inc.	3,818,475	0.2
175,800 @	Alexion Pharmaceuticals, Inc.	31,779,366	1.9
134,831 @	Allergan plc	40,915,815	2.5
9,600 @	Alnylam Pharmaceuticals, Inc.	1,150,752	0.1
104,200	Anthem, Inc.	17,103,388	1.0
77,800 @	Biogen, Inc.	31,426,532	1.9
81,400 @	BioMarin Pharmaceutical, Inc.	11,133,892	0.7
175,400	Bristol-Myers Squibb Co.	11,671,116	0.7
225,216 @	Celgene Corp.	26,065,374	1.6
76,400	Cigna Corp.	12,376,800	0.7
327,600	Gilead Sciences, Inc.	38,355,408	2.3
77,700	Humana, Inc.	14,862,456	0.9
129,100 @	Incyte Corp., Ltd.	13,453,511	0.8
42,700 @	Intuitive Surgical, Inc.	20,688,150	1.3
158,700	McKesson Corp.	35,677,347	2.2
27,600 @	Regeneron Pharmaceuticals, Inc.	14,079,588	0.8
148,600	UnitedHealth Group, Inc.	18,129,200	1.1
191,000 @	Valeant Pharmaceuticals International, Inc. - USD	42,430,650	2.6
92,500 @	Vertex Pharmaceuticals, Inc.	11,421,900	0.7
		396,539,720	24.0
	Industrials: 11.0%
528,000	American Airlines Group, Inc.	21,085,680	1.3

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
188,900	Boeing Co.	$26,204,208	1.6
52,900 @	Canadian Pacific Railway Ltd	8,476,167	0.5
501,900	Danaher Corp.	42,957,621	2.6
80,600	FedEx Corp.	13,734,240	0.8
154,200	Flowserve Corp.	8,120,172	0.5
21,600 @	IHS, Inc.	2,778,408	0.2
54,700	JB Hunt Transport Services, Inc.	4,490,323	0.3
74,200	Precision Castparts Corp.	14,830,354	0.9
105,000	Roper Technologies, Inc.	18,108,300	1.1
138,740 @	United Continental Holdings, Inc.	7,354,607	0.4
146,900	Wabtec Corp.	13,843,856	0.8
		181,983,936	11.0
	Information Technology: 28.1%
38,700 @	58.com, Inc. ADR	2,479,122	0.2
78,600 @	Akamai Technologies, Inc.	5,487,852	0.3
302,592 @	Alibaba Group Holding Ltd. ADR	24,894,244	1.5
368,700	Apple, Inc.	46,244,198	2.8
45,700 @	ASML Holding NV-NY REG	4,758,741	0.3
109,300 @	Baidu.com ADR	21,759,444	1.3
143,343 @	Dropbox, Inc. - Class A	2,738,023	0.2
476,000 @	Facebook, Inc.	40,824,140	2.5
112,100 @	Fiserv, Inc.	9,285,243	0.6
77,650 @	Google, Inc. - Class A	41,934,106	2.5
82,171	Google, Inc. - Class C	42,770,827	2.6
71,700 @	LinkedIn Corp.	14,815,371	0.9
84,501 @	LivingSocial.com	15,472	0.0
409,300	Mastercard, Inc.	38,261,364	2.3
788,600	Microsoft Corp.	34,816,690	2.1
164,400 @	Mobileye NV	8,741,148	0.5
78,200 @	NetSuite, Inc.	7,174,850	0.4
23,400 @	Palo Alto Networks, Inc.	4,087,980	0.3
120,400 @	Red Hat, Inc.	9,141,972	0.6
338,564 @	Salesforce.com, Inc.	23,574,211	1.4
128,300 @	ServiceNow, Inc.	9,533,973	0.6
739,100	Tencent Holdings Ltd.	14,779,438	0.9
719,400	Visa, Inc.	48,307,710	2.9
83,300 @	Workday, Inc.	6,363,287	0.4
		462,789,406	28.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.6%
60,600	Ashland, Inc.	$7,387,140	0.5
37,000	Martin Marietta Materials, Inc.	5,235,870	0.3
49,700	Sherwin-Williams Co.	13,668,494	0.8
		26,291,504	1.6
	Total Common Stock (Cost $1,125,545,440)	1,635,050,778	99.1
PREFERRED STOCK: 0.5%
	Financials: 0.1%
45,554 @	WeWork Companies, Inc. - Series E	1,498,251	0.1
	Information Technology: 0.4%
59,241 @	AirBNB, Inc. - Series D	5,515,005	0.3
16,556 @	Flipkart - Series G	2,354,926	0.1
		7,869,931	0.4
	Total Preferred Stock (Cost $5,892,879)	9,368,182	0.5
	Total Long-Term Investments (Cost $1,131,438,319)	1,644,418,960	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.2%
4,533,570	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $4,533,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $4,624,242, due 07/15/15-05/20/65)	4,533,570	0.3

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Growth Equity Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,533,570	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $4,533,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $4,624,219, due 11/15/15-03/01/48)	$4,533,570	0.3
4,533,570	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $4,533,587, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $4,624,243, due 07/31/15-05/20/65)	4,533,570	0.3
3,338,735	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $3,338,744, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $3,405,510, due 03/01/19-02/20/65)	3,338,735	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,149,199	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,149,211, collateralized by various U.S. Government Securities, 0.125%- 2.500%, Market Value plus accrued interest $2,193,006, due 01/15/17-01/15/29)	$2,149,199	0.1
		19,088,644	1.2
Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 1.0%
17,079,552	T. Rowe Price Reserve Investment Fund, 0.070%†† (Cost $17,079,552)	17,079,552	1.0
	Total Short-Term Investments (Cost $36,168,196)	36,168,196	2.2
	Total Investments in Securities (Cost $1,167,606,515)	$1,680,587,156	101.8
	Liabilities in Excess of Other Assets	(30,285,641)	(1.8)
	Net Assets	$1,650,301,515	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $1,169,548,911.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$529,755,767
Gross Unrealized Depreciation	(18,717,522)
Net Unrealized Appreciation	$511,038,245

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
VY® Templeton Foreign Equity Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Brazil: 0.4%
345,617 @,L	Petroleo Brasileiro SA ADR	$3,127,834	0.4
	China: 6.1%
2,585,000	China Life Insurance Co., Ltd.	11,219,521	1.3
774,500	China Mobile Ltd.	9,908,887	1.2
1,559,000	China Shenhua Energy Co., Ltd.	3,550,515	0.4
21,246,000	China Telecom Corp., Ltd.	12,443,785	1.5
4,266,600	CRRC Corp. Ltd	6,545,797	0.8
4,230,000 L	Kunlun Energy Co. Ltd.	4,298,938	0.5
1,176,000	Weichai Power Co. Ltd.	3,914,502	0.4
		51,881,945	6.1
	France: 12.4%
546,136	AXA S.A.	13,845,584	1.7
273,888	BNP Paribas	16,620,306	2.0
191,520	Cie de Saint-Gobain	8,645,496	1.0
120,314	Cie Generale des Etablissements Michelin	12,659,930	1.5
638,860	Credit Agricole SA	9,538,171	1.1
137,452	GDF Suez	2,559,135	0.3
206,201	Sanofi	20,399,495	2.4
71,310	Technip S.A.	4,419,386	0.5
242,964	Total S.A.	11,917,642	1.4
177,530	Vivendi	4,501,566	0.5
		105,106,711	12.4
	Germany: 11.5%
114,661	Bayer AG	16,057,173	1.9
129,840	Deutsche Boerse AG	10,754,364	1.3
144,348	Deutsche Post AG	4,217,757	0.5
292,476	E.ON AG	3,900,020	0.5
156,915	HeidelbergCement AG	12,436,616	1.5
569,995	Infineon Technologies AG	7,073,421	0.8
147,358	Merck KGaA	14,690,185	1.7
193,800	Metro AG	6,121,018	0.7
29,880	Morphosys AG	2,144,612	0.3
34,327	Muenchener Rueckversicherungs- Gesellschaft AG	6,085,997	0.7
58,986	SAP SE	4,133,529	0.5
95,240	Siemens AG	9,635,585	1.1
		97,250,277	11.5
	Hong Kong: 3.4%
1,268,500	AIA Group Ltd.	8,294,288	1.0
485,640 @	Cheung Kong Property Holdings Ltd.	4,028,440	0.5
228,400 @	CK Hutchison Holdings Ltd. ADR	5,296,596	0.6
485,640	CK Hutchison Holdings Ltd.	7,139,870	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
6,871,000	Noble Group Ltd.	$3,871,033	0.5
		28,630,227	3.4
	India: 1.2%
496,486	Housing Development Finance Corp.	10,099,002	1.2
	Israel: 1.8%
253,929 @	Teva Pharmaceutical Industries Ltd. ADR	15,007,204	1.8
	Italy: 3.3%
680,187	ENI S.p.A.	12,081,247	1.4
1,637,488	Intesa Sanpaolo S.p.A.	5,946,525	0.7
1,493,810	UniCredit SpA	10,039,734	1.2
		28,067,506	3.3
	Japan: 7.9%
822,200	Itochu Corp.	10,858,973	1.3
307,800 L	Nikon Corp.	3,557,151	0.4
1,282,100	Nissan Motor Co., Ltd.	13,394,040	1.6
148,400	Softbank Corp.	8,741,204	1.0
240,400	Suntory Beverage & Food Ltd.	9,570,559	1.1
1,040,000	Toshiba Corp.	3,566,469	0.4
181,600	Toyota Motor Corp.	12,152,179	1.5
154,300	Trend Micro, Inc.	5,278,092	0.6
		67,118,667	7.9
	Netherlands: 5.8%
192,108	Akzo Nobel NV	14,025,654	1.7
216,195	Koninklijke Philips NV	5,517,843	0.7
150,904	Qiagen NV	3,708,735	0.4
360,976	Royal Dutch Shell PLC - Class B	10,277,111	1.2
374,301 L	SBM Offshore NV	4,461,613	0.5
1,321,130	TNT Express NV	11,220,056	1.3
		49,211,012	5.8
	Norway: 2.5%
425,520	Subsea 7 SA	4,162,144	0.5
166,074	Statoil ASA	2,969,903	0.4
627,793	Telenor ASA	13,764,272	1.6
		20,896,319	2.5
	Portugal: 0.8%
564,750	Galp Energia SGPS SA	6,647,844	0.8
	Russia: 0.8%
392,715 @	MMC Norilsk Nickel PJSC ADR	6,656,519	0.8
	Singapore: 3.0%
886,582	DBS Group Holdings Ltd.	13,603,407	1.6
3,902,000	Singapore Telecommunications Ltd.	12,177,048	1.4
		25,780,455	3.0

See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
VY® Templeton Foreign Equity Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 5.1%
171,216	Hana Financial Group, Inc.	$4,452,579	0.5
31,364	Hyundai Mobis	5,954,381	0.7
247,680 @	KB Financial Group, Inc. ADR	8,141,242	1.0
58,716 @,L	POSCO ADR	2,882,368	0.3
17,817	POSCO	3,567,670	0.4
32,501 @	Samsung Electronics Co., Ltd. GDR	18,541,820	2.2
		43,540,060	5.1
	Spain: 2.1%
178,256	Repsol YPF S.A.	3,141,882	0.4
1,007,321	Telefonica S.A.	14,349,713	1.7
		17,491,595	2.1
	Sweden: 1.3%
364,710	Telefonaktiebolaget LM Ericsson	3,798,505	0.5
282,620 L	Getinge AB	6,804,365	0.8
		10,602,870	1.3
	Switzerland: 6.9%
553,081	Credit Suisse Group AG	15,258,118	1.8
122,547	Novartis AG	12,053,779	1.4
64,826	Roche Holding AG	18,176,660	2.2
142,055	Swiss Re Ltd.	12,575,100	1.5
		58,063,657	6.9
	Taiwan: 0.5%
948,251	Taiwan Semiconductor Manufacturing Co., Ltd.	4,313,233	0.5
	Thailand: 0.7%
1,168,800	Bangkok Bank PCL - Foreign	6,164,815	0.7
	United Kingdom: 20.5%
1,446,095	Aviva PLC	11,200,490	1.3
1,403,493	BAE Systems PLC	9,944,283	1.2
2,345,820	Barclays PLC	9,614,633	1.1
1,593,584	BP PLC	10,576,040	1.3
609,930	Sky PLC	9,934,258	1.2
482,904	CRH PLC - London	13,548,616	1.6
821,996	GlaxoSmithKline PLC	17,090,789	2.0
1,466,000	HSBC Holdings PLC	13,160,636	1.6
2,809,874	Kingfisher PLC	15,326,343	1.8
7,476,467	Lloyds Banking Group Plc	10,034,846	1.2
1,730,630	Marks & Spencer Group PLC	14,599,389	1.7
430,980	Petrofac Ltd.	6,271,026	0.7
702,723	Rexam PLC	6,094,711	0.7
475,511	Standard Chartered PLC	7,614,980	0.9
2,612,090	Tesco PLC	8,702,860	1.0
2,762,541	Vodafone Group PLC	10,077,397	1.2
		173,791,297	20.5
Shares	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
Total Common Stock (Cost $667,203,706)	$829,449,049	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	U.S. Government Agency Obligations: 1.5%
12,500,000 Z	FFCB DISCOUNT N DN 7/1/15, 07/01/15 (Cost $12,500,000)	12,500,000	1.5
	Securities Lending Collateralcc: 1.0%
454,330	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $454,332, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $463,417, due 02/28/17- 05/15/44)	454,330	0.0
2,158,340	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,158,349, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,201,507, due 07/15/15-05/20/65)	2,158,340	0.2
2,158,340	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,158,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $2,201,507, due 11/15/16-07/01/45)	2,158,340	0.3

See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
VY® Templeton Foreign Equity Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,158,340	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,158,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,201,496, due 11/15/15-03/01/48)	$2,158,340	0.3
2,158,340	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,158,346, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $2,201,515, due 07/15/15-01/15/37)	2,158,340	0.2
		9,087,690	1.0
	Total Short-Term Investments (Cost $21,587,690)	21,587,690	2.5
	Total Investments in Securities (Cost $688,791,396)	$851,036,739	100.5
	Liabilities in Excess of Other Assets	(3,945,533)	(0.5)
	Net Assets	$847,091,206	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

CC
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $691,155,863.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$222,118,084
Gross Unrealized Depreciation	(62,237,208)
Net Unrealized Appreciation	$159,880,876

See Accompanying Notes to Financial Statements
73

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Committee currently consists of all Independent Directors of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.
The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as director: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.
Item 11. Controls and Procedures.
(a)
Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)
There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

74

Item 12. Exhibits.
(a)(1)
The Code of Ethics is not required for the semi-annual filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)
Not required for semi-annual filing.

(b)
The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

75

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Voya Partners, Inc.
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
By	/s/ Todd Modic Todd Modic Senior Vice President and Chief Financial Officer
Date: September 4, 2015